UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-10509

AXA PREMIER VIP TRUST

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

PATRICIA LOUIE, ESQ.

Vice President and Associate General Counsel

AXA Equitable Life Insurance Company

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

MARK AMOROSI, ESQ.

K&L Gates LLP

1601 K Street, N.W.

Washington, D.C. 20006-1600

Telephone: (202) 778-9351

Registrant’s telephone number, including area code: (212) 554-1234

Date of fiscal year end: December 31

Date of reporting period: January 1, 2010 – June 30, 2010

Item 1.	Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

AXA Premier VIP Trust

2010 Semi-Annual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semi-annual shareholder reports fully and fairly represents their financial position.

AXA Premier VIP Trust

Semi-Annual Report

June 30, 2010

AXA CONSERVATIVE ALLOCATION PORTFOLIO (Unaudited)

Portfolio Allocation (as a percentage of Total Investment Companies)
As of June 30, 2010
EQ/Core Bond Index Portfolio	20.1%
Multimanager Core Bond Portfolio	18.1
EQ/Quality Bond PLUS Portfolio	17.3
EQ/PIMCO Ultra Short Bond Portfolio	6.7
Multimanager Multi-Sector Bond Portfolio	6.6
EQ/Global Bond PLUS Portfolio	6.5
AXA Tactical Manager 500 Portfolio-II	6.4
EQ/Intermediate Government Bond Index Portfolio	5.5
AXA Tactical Manager International Portfolio-II	2.0
EQ/Large Cap Growth PLUS Portfolio	1.4
Multimanager Large Cap Value Portfolio	1.4
AXA Tactical Manager 400 Portfolio-II	0.9
Multimanager Large Cap Core Equity Portfolio	0.9
EQ/Large Cap Growth Index Portfolio	0.8
EQ/Large Cap Core PLUS Portfolio	0.7
EQ/BlackRock Basic Value Equity Portfolio	0.6
EQ/Large Cap Value PLUS Portfolio	0.5
EQ/Global Multi-Sector Equity Portfolio	0.5
Multimanager Mid Cap Value Portfolio	0.4
Multimanager Mid Cap Growth Portfolio	0.4
EQ/Boston Advisors Equity Income Portfolio	0.4
EQ/International Core PLUS Portfolio	0.4
Multimanager International Equity Portfolio	0.3
EQ/International Growth Portfolio	0.2
EQ/BlackRock International Value Portfolio	0.2
EQ/AllianceBernstein International Portfolio	0.2
EQ/International ETF Portfolio	0.2
EQ/GAMCO Small Company Value Portfolio	0.2
Multimanager Small Cap Growth Portfolio	0.1
EQ/AllianceBernstein Small Cap Growth Portfolio	0.1
AXA Tactical Manager 2000 Portfolio-II	0.0	#
# Less than 0.05%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2010 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Expenses Paid During Period* 1/1/10- 6/30/10
Class A
Actual	$1,000.00	$1,018.90	$0.60
Hypothetical (5% average return before expenses)	1,000.00	1,024.20	0.60
Class B
Actual	1,000.00	1,017.90	1.85
Hypothetical (5% average return before expenses)	1,000.00	1,022.96	1.86

*   Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.12% and 0.37%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
AXA Tactical Manager 2000 Portfolio-II‡	70,496	$712,381
AXA Tactical Manager 400 Portfolio-II‡	1,991,522	20,402,309
AXA Tactical Manager 500 Portfolio-II‡	14,035,874	137,124,229
AXA Tactical Manager International Portfolio-II‡	4,939,311	42,313,798
EQ/AllianceBernstein International Portfolio‡	534,955	3,775,779
EQ/AllianceBernstein Small Cap Growth Portfolio‡	134,104	1,642,936
EQ/BlackRock Basic Value Equity Portfolio‡	1,217,783	13,754,296
EQ/BlackRock International Value Portfolio‡	473,408	4,436,274
EQ/Boston Advisors Equity Income Portfolio‡	1,844,673	8,197,678
EQ/Core Bond Index Portfolio‡	43,947,162	433,576,524
EQ/GAMCO Small Company Value Portfolio‡	114,580	3,370,950
EQ/Global Bond PLUS Portfolio‡	14,107,287	140,457,478
EQ/Global Multi-Sector Equity Portfolio‡	1,036,699	10,574,217
EQ/Intermediate Government Bond Index Portfolio‡	11,985,341	119,792,972
EQ/International Core PLUS Portfolio‡	1,021,076	7,799,247
EQ/International ETF Portfolio‡	613,935	3,638,070
EQ/International Growth Portfolio‡	931,031	4,817,582
EQ/Large Cap Core PLUS Portfolio‡	2,309,673	14,834,373
EQ/Large Cap Growth Index Portfolio‡	2,338,473	16,389,477
EQ/Large Cap Growth PLUS Portfolio‡	2,295,788	31,226,836
EQ/Large Cap Value PLUS Portfolio‡	1,373,664	11,662,644
EQ/PIMCO Ultra Short Bond Portfolio‡	14,546,750	144,643,936

	Number of Shares	Value (Note 1)

EQ/Quality Bond PLUS Portfolio‡	39,197,007	$372,217,928
Multimanager Core Bond Portfolio‡	36,525,746	389,422,567
Multimanager International Equity Portfolio‡	714,668	6,487,450
Multimanager Large Cap Core Equity Portfolio‡	2,396,634	19,990,513
Multimanager Large Cap Value Portfolio‡	3,597,775	29,274,044
Multimanager Mid Cap Growth Portfolio*‡	1,347,584	9,500,103
Multimanager Mid Cap Value Portfolio‡	1,205,086	9,501,540
Multimanager Multi-Sector Bond Portfolio‡	36,223,095	142,439,540
Multimanager Small Cap Growth Portfolio*‡	247,056	1,660,532

Total Investment Companies (99.9%)
(Cost $2,077,079,895)		2,155,638,203

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (0.3%)
JPMorgan Chase Nassau 0.000%, 7/1/10 (Amortized Cost $7,394,519)	$7,394,519	7,394,519

Total Investments (100.2%) (Cost/Amortized Cost $2,084,474,414)		2,163,032,722
Other Assets Less Liabilities (-0.2%)		(4,870,822)

Net Assets (100%)		$2,158,161,900

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios (Multimanager) and Class IA shares for EQ Advisors Trust Portfolios.

Investments in companies which were affiliates for the six months ended June 30, 2010, were as follows:

Securities	Market Value December 31, 2009	Purchases at Cost	Sales at Cost	Market Value June 30, 2010	Dividend Income	Realized Gain (Loss)
AXA Tactical Manager 2000 Portfolio-II	$—	$750,000	$—	$712,381	$—	$—
AXA Tactical Manager 400 Portfolio-II	23,283,411	2,148,013	3,902,586	20,402,309	—	729,633
AXA Tactical Manager 500 Portfolio-II	145,787,815	30,480,125	26,140,524	137,124,229	—	3,131,663

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2010, were as follows:

Securities	Market Value December 31, 2009	Purchases at Cost	Sales at Cost	Market Value June 30, 2010	Dividend Income	Realized Gain (Loss)
AXA Tactical Manager International Portfolio-II	$48,717,730	$7,535,042	$7,067,394	$42,313,798	$—	$(26,665)
EQ/AllianceBernstein International Portfolio	4,279,906	716,004	373,222	3,775,779	—	220,851
EQ/AllianceBernstein Small Cap Growth Portfolio	—	1,750,000	—	1,642,936	—	—
EQ/BlackRock Basic Value Equity Portfolio	10,631,093	6,364,017	1,420,086	13,754,296	—	956,206
EQ/BlackRock International Value Portfolio	7,240,653	716,004	2,039,203	4,436,274	—	754,870
EQ/Boston Advisors Equity Income Portfolio	22,993,250	2,148,013	13,616,796	8,197,678	—	4,465,423
EQ/Core Bond Index Portfolio	372,036,511	84,442,300	40,661,698	433,576,524	—	2,111,552
EQ/GAMCO Small Company Value Portfolio	—	3,500,000	—	3,370,950	—	—
EQ/Global Bond PLUS Portfolio	133,014,679	19,332,113	18,603,195	140,457,478	—	(2,563,227)
EQ/Global Multi-Sector Equity Portfolio	11,066,036	2,864,017	1,720,904	10,574,217	—	655,387
EQ/Intermediate Government Bond Index Portfolio	112,700,053	14,320,084	11,825,929	119,792,972	—	55,529
EQ/International Core PLUS Portfolio	7,647,331	1,841,004	378,851	7,799,247	—	215,222
EQ/International ETF Portfolio	5,138,575	716,004	1,414,028	3,638,070	—	280,045
EQ/International Growth Portfolio	5,121,429	716,004	361,342	4,817,582	—	232,731
EQ/Large Cap Core PLUS Portfolio	15,429,070	2,148,013	1,308,601	14,834,373	—	473,617
EQ/Large Cap Growth Index Portfolio	17,619,043	716,004	404,794	16,389,477	—	189,278
EQ/Large Cap Growth PLUS Portfolio	27,591,530	9,796,025	2,495,712	31,226,836	—	1,068,725
EQ/Large Cap Value PLUS Portfolio	29,761,936	716,004	11,901,861	11,662,644	—	7,692,212
EQ/PIMCO Ultra Short Bond Portfolio	148,812,116	4,296,025	9,885,795	144,643,936	—	(733,857)
EQ/Quality Bond PLUS Portfolio	358,710,792	57,280,334	58,681,828	372,217,928	—	3,744,005
Multimanager Core Bond Portfolio	369,797,349	70,296,595	63,631,588	389,422,567	5,516,262	656,745
Multimanager International Equity Portfolio	10,643,150	716,004	2,836,294	6,487,450	—	1,057,778

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2010, were as follows:

Securities	Market Value December 31, 2009	Purchases at Cost	Sales at Cost	Market Value June 30, 2010	Dividend Income	Realized Gain (Loss)
Multimanager Large Cap Core Equity Portfolio	$21,264,298	$2,864,017	$1,705,825	$19,990,513	$—	$670,469
Multimanager Large Cap Value Portfolio	33,732,010	2,864,017	6,214,738	29,274,044	—	(538,447)
Multimanager Mid Cap Growth Portfolio	—	10,000,000	—	9,500,103	—	—
Multimanager Mid Cap Value Portfolio	9,319,257	2,148,013	1,037,518	9,501,540	—	744,703
Multimanager Multi-Sector Bond Portfolio	111,993,472	43,838,137	26,747,788	142,439,540	—	(7,143,382)
Multimanager Small Cap Growth Portfolio	—	1,750,000	—	1,660,532	—	—

	$2,064,332,495	$389,767,932	$316,378,100	$2,155,638,203	$5,516,262	$19,101,066

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (Including Quoted Prices for Similar Securities, Interest Rates, Prepayment Speeds, Credit Risk, etc.)	Level 3 Significant Unobservable Inputs (Including the Portfolio’s Own Assumptions in Determining the Fair Value of Investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$2,155,638,203	$—	$2,155,638,203
Short-Term Investments	—	7,394,519	—	7,394,519

Total Assets	$—	$2,163,032,722	$—	$2,163,032,722

Total Liabilities	$—	$—	$—	$—

Total	$—	$2,163,032,722	$—	$2,163,032,722

The Portfolio held no derivatives contracts during the six months ended June 30, 2010.

Investment security transactions for the six months ended June 30, 2010 were as follows:

Cost of Purchases:
Investment Companies	$389,767,932
Net Proceeds of Sales and Redemptions:
Investment Companies	$335,479,166

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

As of June 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$93,219,380
Aggregate gross unrealized depreciation	(17,278,662)

Net unrealized appreciation	$75,940,718

Federal income tax cost of investments	$2,087,092,004

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2010 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $2,077,079,895)	$2,155,638,203
Unaffiliated Issuers (Cost $7,394,519)	7,394,519
Receivable from Separate Accounts for Trust shares sold	3,572,007
Other assets	11,060

Total assets	2,166,615,789

LIABILITIES
Payable for securities purchased	6,554,752
Payable to Separate Accounts for Trust shares redeemed	1,010,823
Distribution fees payable - Class B	442,297
Administrative fees payable	181,322
Trustees’ fees payable	8,407
Accrued expenses	256,288

Total liabilities	8,453,889

NET ASSETS	$2,158,161,900

Net assets were comprised of:
Paid in capital	$2,234,610,967
Accumulated undistributed net investment income (loss)	1,687,515
Accumulated undistributed net realized gain (loss) on investments	(156,694,890)
Unrealized appreciation (depreciation) on investments	78,558,308

Net assets	$2,158,161,900

Class A
Net asset value, offering and redemption price per share, $20,890,856 / 2,155,037 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.69

Class B
Net asset value, offering and redemption price per share, $2,137,271,044 / 220,669,185 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.69

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2010 (Unaudited)

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$5,516,262
Interest	22

Total income	5,516,284

EXPENSES
Distribution fees - Class B	2,590,445
Administrative fees	1,586,313
Investment management fees	1,046,785
Printing and mailing expenses	121,979
Custodian fees	104,087
Professional fees	41,861
Trustees’ fees	17,342
Miscellaneous	20,983

Gross expenses	5,529,795
Less: Waiver from investment advisor	(1,672,538)

Net expenses	3,857,257

NET INVESTMENT INCOME (LOSS)	1,659,027

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities (All realized gain (loss) from affiliates)	19,101,066
Net change in unrealized appreciation (depreciation) on securities	17,915,876

NET REALIZED AND UNREALIZED GAIN (LOSS)	37,016,942

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$38,675,969

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,659,027	$41,780,251
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	19,101,066	(67,273,173)
Net change in unrealized appreciation (depreciation) on investments	17,915,876	213,313,182

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	38,675,969	187,820,260

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	—	(656,051)
Class B	—	(42,916,354)

	—	(43,572,405)

Distributions from net realized capital gains
Class A	—	(831,419)
Class B	—	(62,162,127)

	—	(62,993,546)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(106,565,951)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 837,826 and 2,436,018 shares, respectively ]	8,102,207	23,596,855
Capital shares issued in reinvestment of dividends and distributions [ 0 and 156,073 shares, respectively ]	—	1,487,470
Capital shares repurchased [ (1,660,456) and (1,089,926) shares, respectively ]	(15,908,605)	(10,329,889)

Total Class A transactions	(7,806,398)	14,754,436

Class B
Capital shares sold [ 46,427,959 and 110,140,718 shares, respectively ]	448,023,495	1,025,293,832
Capital shares issued in reinvestment of dividends and distributions [ 0 and 11,022,459 shares, respectively ]	—	105,078,481
Capital shares repurchased [ (39,655,054) and (65,329,426) shares, respectively ]	(384,597,859)	(619,549,167)

Total Class B transactions	63,425,636	510,823,146

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	55,619,238	525,577,582

TOTAL INCREASE (DECREASE) IN NET ASSETS	94,295,207	606,831,891
NET ASSETS:
Beginning of period	2,063,866,693	1,457,034,802

End of period (a)	$2,158,161,900	$2,063,866,693

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$1,687,515	$28,488

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2010 (Unaudited)		Year Ended December 31,
Class A			2009		2008	2007	2006	2005
Net asset value, beginning of period	$9.51		$9.13		$10.90	$10.87	$10.69	$10.80

Income (loss) from investment operations:
Net investment income (loss) (x)	0.02	(e)	0.33	(e)	0.53 (e)	0.47 (e)	0.41 (e)	0.34 (e)
Net realized and unrealized gain (loss) on investments	0.16		0.59		(1.71)	0.18	0.30	(0.04)

Total from investment operations	0.18		0.92		(1.18)	0.65	0.71	0.30

Less distributions:
Dividends from net investment income	—		(0.24)		(0.46)	(0.43)	(0.38)	(0.30)
Distributions from net realized gains	—		(0.30)		(0.13)	(0.19)	(0.15)	(0.11)

Total dividends and distributions	—		(0.54)		(0.59)	(0.62)	(0.53)	(0.41)

Net asset value, end of period	$9.69		$9.51		$9.13	$10.90	$10.87	$10.69

Total return (b)	1.89%		10.07%		(10.79)%	6.11%	6.55%	2.78%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$20,891		$28,327		$13,472	$9,015	$4,999	$3,054
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.12	%(j)	0.11	%(j)	0.10%	0.10%	0.10%	0.10%
Before waivers and reimbursements (a)(f)	0.28%		0.29%		0.30%	0.31%	0.32%	0.32%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)(f)(x)	0.41%		3.44%		5.12%	4.17%	3.80%	3.17%
Before waivers and reimbursements (a)(f)(x)	0.25%		3.25%		4.92%	3.96%	3.58%	2.95%
Portfolio turnover rate	16%		79%		59%	39%	55%	101%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2010 (Unaudited)		Year Ended December 31,
Class B			2009		2008	2007	2006	2005
Net asset value, beginning of period	$9.52		$9.13		$10.90	$10.87	$10.69	$10.80

Income (loss) from investment operations:
Net investment income (loss) (x)	0.01	(e)	0.22	(e)	0.58 (e)	0.45 (e)	0.38 (e)	0.32 (e)
Net realized and unrealized gain (loss) on investments	0.16		0.68		(1.78)	0.17	0.30	(0.05)

Total from investment operations	0.17		0.90		(1.20)	0.62	0.68	0.27

Less distributions:
Dividends from net investment income	—		(0.21)		(0.44)	(0.40)	(0.35)	(0.27)
Distributions from net realized gains	—		(0.30)		(0.13)	(0.19)	(0.15)	(0.11)

Total dividends and distributions	—		(0.51)		(0.57)	(0.59)	(0.50)	(0.38)

Net asset value, end of period	$9.69		$9.52		$9.13	$10.90	$10.87	$10.69

Total return (b)	1.79%		9.90%		(11.02)%	5.74%	6.37%	2.52%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,137,271		$2,035,540		$1,443,563	$585,489	$339,978	$217,999
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.37	%(j)	0.36	%(j)	0.35%	0.35%	0.35%	0.35%
Before waivers and reimbursements (a)(f)	0.53%		0.54%		0.55%	0.56%	0.57%	0.57%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)(f)(x)	0.16%		2.30%		5.69%	4.02%	3.48%	2.92%
Before waivers and reimbursements (a)(f)(x)	—	%‡‡	2.12%		5.50%	3.81%	3.26%	2.70%
Portfolio turnover rate	16%		79%		59%	39%	55%	101%

‡‡	Amount is less than 0.01%.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying Portfolios unless otherwise noted.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.75% for Class A and 1.00% for Class B.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO (Unaudited)

Portfolio Allocation (as a percentage of Total Investment Companies)
As of June 30, 2010
EQ/Core Bond Index Portfolio	15.3%
Multimanager Core Bond Portfolio	12.7
EQ/Quality Bond PLUS Portfolio	12.0
AXA Tactical Manager 500 Portfolio-II	10.2
Multimanager Multi-Sector Bond Portfolio	6.5
EQ/Global Bond PLUS Portfolio	5.7
EQ/PIMCO Ultra Short Bond Portfolio	5.2
AXA Tactical Manager International Portfolio-II	4.8
EQ/Intermediate Government Bond Index Portfolio	4.2
Multimanager Large Cap Value Portfolio	2.2
AXA Tactical Manager 400 Portfolio-II	2.2
EQ/Large Cap Growth PLUS Portfolio	2.0
AXA Tactical Manager 2000 Portfolio-II	1.7
EQ/Large Cap Growth Index Portfolio	1.4
EQ/Large Cap Value PLUS Portfolio	1.4
EQ/Boston Advisors Equity Income Portfolio	1.2
Multimanager Large Cap Core Equity Portfolio	1.1
EQ/Global Multi-Sector Equity Portfolio	1.1
EQ/Large Cap Core PLUS Portfolio	1.0
EQ/BlackRock Basic Value Equity Portfolio	1.0
EQ/International Core PLUS Portfolio	0.8
Multimanager International Equity Portfolio	0.7
EQ/AXA Franklin Small Cap Value Core Portfolio	0.6
EQ/BlackRock International Value Portfolio	0.6
EQ/International Growth Portfolio	0.6
EQ/International ETF Portfolio	0.6
EQ/GAMCO Small Company Value Portfolio	0.6
EQ/AllianceBernstein International Portfolio	0.5
Multimanager Mid Cap Growth Portfolio	0.5
Multimanager Small Cap Growth Portfolio	0.4
EQ/AllianceBernstein Small Cap Growth Portfolio	0.4
Multimanager Small Cap Value Portfolio	0.3
EQ/Mid Cap Index Portfolio	0.2
Multimanager Mid Cap Value Portfolio	0.2
EQ/Small Company Index Portfolio	0.1

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2010 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Expenses Paid During Period* 1/1/10- 6/30/10
Class A
Actual	$1,000.00	$ 991.40	$0.94
Hypothetical (5% average return before expenses)	1,000.00	1,023.85	0.95
Class B
Actual	1,000.00	990.30	2.17
Hypothetical (5% average return before expenses)	1,000.00	1,022.61	2.21

*   Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.19% and 0.44%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
AXA Tactical Manager 2000 Portfolio-II‡	3,199,073	$32,327,620
AXA Tactical Manager 400 Portfolio-II‡	4,213,182	43,162,288
AXA Tactical Manager 500 Portfolio-II‡	20,289,969	198,223,943
AXA Tactical Manager International Portfolio-II‡	10,883,013	93,231,957
EQ/AllianceBernstein International Portfolio‡	1,338,291	9,445,830
EQ/AllianceBernstein Small Cap Growth Portfolio‡	652,546	7,994,496
EQ/AXA Franklin Small Cap Value Core Portfolio‡	1,538,156	12,076,763
EQ/BlackRock Basic Value Equity Portfolio‡	1,666,535	18,822,745
EQ/BlackRock International Value Portfolio‡	1,280,352	11,998,088
EQ/Boston Advisors Equity Income Portfolio‡	5,377,190	23,896,091
EQ/Core Bond Index Portfolio‡	30,141,052	297,367,378
EQ/GAMCO Small Company Value Portfolio‡	376,902	11,088,479
EQ/Global Bond PLUS Portfolio‡	11,111,590	110,631,190
EQ/Global Multi-Sector Equity Portfolio‡	2,017,756	20,580,882
EQ/Intermediate Government Bond Index Portfolio‡	8,199,326	81,951,917
EQ/International Core PLUS Portfolio‡	2,108,427	16,104,714
EQ/International ETF Portfolio‡	1,910,512	11,321,350
EQ/International Growth Portfolio‡	2,262,435	11,706,878
EQ/Large Cap Core PLUS Portfolio‡	3,167,582	20,344,479
EQ/Large Cap Growth Index Portfolio‡	3,785,674	26,532,361
EQ/Large Cap Growth PLUS Portfolio‡	2,869,272	39,027,240

	Number of Shares	Value (Note 1)

EQ/Large Cap Value PLUS Portfolio‡	3,108,719	$26,393,561
EQ/Mid Cap Index Portfolio‡	591,135	3,921,272
EQ/PIMCO Ultra Short Bond Portfolio‡	10,233,619	101,756,816
EQ/Quality Bond PLUS Portfolio‡	24,431,577	232,004,216
EQ/Small Company Index Portfolio‡	361,096	2,979,090
Multimanager Core Bond Portfolio‡	23,031,287	245,550,168
Multimanager International Equity Portfolio‡	1,592,625	14,457,166
Multimanager Large Cap Core Equity Portfolio‡	2,502,913	20,876,990
Multimanager Large Cap Value Portfolio‡	5,355,857	43,579,043
Multimanager Mid Cap Growth Portfolio*‡	1,271,999	8,967,252
Multimanager Mid Cap Value Portfolio‡	453,473	3,575,425
Multimanager Multi-Sector Bond Portfolio‡	31,850,149	125,243,870
Multimanager Small Cap Growth Portfolio*‡	1,194,931	8,031,471
Multimanager Small Cap Value Portfolio‡	612,496	5,115,020

Total Investments (100.1%) (Cost $1,905,564,953)		1,940,288,049
Other Assets Less Liabilities (-0.1%)		(1,374,093)

Net Assets (100%)		$1,938,913,956

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios (Multimanager) and Class IA shares for EQ Advisors Trust Portfolios.

Investments in companies which were affiliates for the six months ended June 30, 2010, were as follows:

Securities	Market Value December 31, 2009	Purchases at Cost	Sales at Cost	Market Value June 30, 2010	Dividend Income	Realized Gain (Loss)
AXA Tactical Manager 2000 Portfolio-II	$21,791,837	$14,450,005	$2,073,515	$32,327,620	$—	$221,463
AXA Tactical Manager 400 Portfolio-II	51,584,163	651,924	6,805,198	43,162,288	—	1,424,412
AXA Tactical Manager 500 Portfolio-II	221,939,193	10,648,093	15,686,911	198,223,943	—	1,863,388
AXA Tactical Manager International Portfolio-II	108,030,943	7,188,468	5,909,213	93,231,957	—	(1,942)
EQ/AllianceBernstein International Portfolio	9,925,047	1,434,616	212,371	9,445,830	—	140,703
EQ/AllianceBernstein Small Cap Growth Portfolio	—	8,500,000	—	7,994,496	—	—
EQ/AXA Franklin Small Cap Value Core Portfolio	12,578,852	434,616	392,751	12,076,763	—	(39,677)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

Securities	Market Value December 31, 2009	Purchases at Cost	Sales at Cost	Market Value June 30, 2010	Dividend Income	Realized Gain (Loss)
EQ/BlackRock Basic Value Equity Portfolio	$20,043,720	$2,173,080	$1,330,993	$18,822,745	$—	$434,375
EQ/BlackRock International Value Portfolio	12,908,931	1,651,924	733,496	11,998,088	—	(203,886)
EQ/Boston Advisors Equity Income Portfolio	33,846,265	1,086,540	9,191,072	23,896,091	—	1,641,611
EQ/Core Bond Index Portfolio	247,827,219	45,621,942	9,275,400	297,367,378	—	434,120
EQ/GAMCO Small Company Value Portfolio	10,876,513	1,303,848	972,950	11,088,479	—	86,270
EQ/Global Bond PLUS Portfolio	106,483,951	4,563,468	3,847,341	110,631,190	—	(140,070)
EQ/Global Multi-Sector Equity Portfolio	19,885,130	3,803,848	946,358	20,580,882	—	112,863
EQ/Intermediate Government Bond Index Portfolio	78,012,053	3,694,236	3,003,744	81,951,917	—	(2,620)
EQ/International Core PLUS Portfolio	16,593,607	2,309,616	252,458	16,104,714	—	100,616
EQ/International ETF Portfolio	12,691,746	809,616	267,349	11,321,350	—	85,725
EQ/International Growth Portfolio	11,669,630	1,434,616	208,949	11,706,878	—	144,125
EQ/Large Cap Core PLUS Portfolio	21,626,237	869,232	506,214	20,344,479	—	199,933
EQ/Large Cap Growth Index Portfolio	28,552,004	1,086,540	608,914	26,532,361	—	273,770
EQ/Large Cap Growth PLUS Portfolio	40,437,561	3,738,464	1,031,770	39,027,240	—	380,524
EQ/Large Cap Value PLUS Portfolio	51,014,655	217,308	15,613,259	26,393,561	—	9,363,277
EQ/Mid Cap Index Portfolio	3,944,332	217,308	110,391	3,921,272	—	66,145
EQ/PIMCO Ultra Short Bond Portfolio	108,148,446	869,232	7,769,227	101,756,816	—	(13,080)
EQ/Quality Bond PLUS Portfolio	236,157,718	13,038,482	30,072,652	232,004,216	—	(680,448)
EQ/Small Company Index Portfolio	3,002,115	217,308	118,819	2,979,090	—	57,717
Multimanager Core Bond Portfolio	244,097,815	24,379,734	30,799,353	245,550,168	3,623,944	1,119,387
Multimanager International Equity Portfolio	15,549,475	1,869,232	518,907	14,457,166	—	187,240
Multimanager Large Cap Core Equity Portfolio	22,691,609	869,232	831,687	20,876,990	—	(125,540)
Multimanager Large Cap Value Portfolio	53,871,523	1,521,156	12,103,887	43,579,043	—	(2,618,130)
Multimanager Mid Cap Growth Portfolio	4,315,951	5,217,308	181,297	8,967,252	—	(4,760)
Multimanager Mid Cap Value Portfolio	3,638,434	217,308	170,752	3,575,425	—	5,785
Multimanager Multi-Sector Bond Portfolio	98,344,482	24,541,545	4,661,289	125,243,870	—	(1,483,628)
Multimanager Small Cap Growth Portfolio	—	8,500,000	—	8,031,471	—	—
Multimanager Small Cap Value Portfolio	5,270,746	217,308	259,730	5,115,020	—	(83,193)

	$1,937,351,903	$199,347,153	$166,468,217	$1,940,288,049	$3,623,944	$12,946,475

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

The following is a summary of the inputs used to value the Portfolio's assets and liabilities carried at fair value as of June 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (Including Quoted Prices for Similar Securities, Interest Rates, Prepayment Speeds, Credit Risk, etc.)	Level 3 Significant Unobservable Inputs (Including the Portfolio’s Own Assumptions in Determining the Fair Value of Investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,940,288,049	$—	$1,940,288,049

Total Assets	$—	$1,940,288,049	$—	$1,940,288,049

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,940,288,049	$—	$1,940,288,049

The Portfolio held no derivatives contracts during the six months ended June 30, 2010.

Investment security transactions for the six months ended June 30, 2010 were as follows:

Cost of Purchases:
Investment Companies	$199,347,153
Net Proceeds of Sales and Redemptions:
Investment Companies	$179,414,692

As of June 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$87,631,788
Aggregate gross unrealized depreciation	(54,489,087)

Net unrealized appreciation	$33,142,701

Federal income tax cost of investments	$1,907,145,348

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2010 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $1,905,564,953)	$1,940,288,049
Receivable from Separate Accounts for Trust shares sold	1,573,330
Other assets	10,789

Total assets	1,941,872,168

LIABILITIES
Overdraft payable	432,308
Payable for securities purchased	1,223,711
Distribution fees payable—Class B	389,112
Payable to Separate Accounts for Trust shares redeemed	386,637
Administrative fees payable	244,305
Investment management fees payable	30,664
Trustees’ fees payable	14,913
Accrued expenses	236,562

Total liabilities	2,958,212

NET ASSETS	$1,938,913,956

Net assets were comprised of:
Paid in capital	$2,223,804,479
Accumulated undistributed net investment income (loss)	(603,937)
Accumulated undistributed net realized gain
(loss) on investments	(319,009,682)
Unrealized appreciation (depreciation) on investments	34,723,096

Net assets	$1,938,913,956

Class A
Net asset value, offering and redemption price per share, $65,754,446 / 7,154,162 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.19

Class B
Net asset value, offering and redemption price per share, $1,873,159,510 / 203,983,441 shares outstanding (unlimited amount authorized: $0.001 par value)	$9 .18

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2010 (Unaudited)

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$3,623,944
Interest	2

Total income	3,623,946

EXPENSES
Distribution fees - Class B	2,352,742
Administrative fees	1,476,346
Investment management fees	973,475
Custodian fees	123,409
Printing and mailing expenses	114,335
Professional fees	40,788
Trustees' fees	16,212
Miscellaneous	19,250

Gross expenses	5,116,557
Less: Waiver from investment advisor	(873,535)

Net expenses	4,243,022

NET INVESTMENT INCOME (LOSS)	(619,076)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities (All realized gain (loss) from affiliates)	12,946,475
Net change in unrealized appreciation (depreciation) on securities	(29,942,790)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(16,996,315)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(17,615,391)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(619,076)	$32,219,423
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	12,946,475	(134,075,635)
Net change in unrealized appreciation (depreciation) on investments	(29,942,790)	345,367,135

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(17,615,391)	243,510,923

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	—	(1,330,740)
Class B	—	(32,405,371)

	—	(33,736,111)

Distributions from net realized capital gains
Class A	—	(3,678,022)
Class B	—	(103,268,223)

	—	(106,946,245)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(140,682,356)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 1,353,633 and 3,085,930 shares, respectively ]	12,710,446	29,346,486
Capital shares issued in reinvestment of dividends and distributions [ 0 and 540,177 shares, respectively ]	—	5,008,762
Capital shares repurchased [ (1,480,329) and (1,196,359) shares, respectively ]	(13,766,152)	(11,000,436)

Total Class A transactions	(1,055,706)	23,354,812

Class B
Capital shares sold [ 19,037,006 and 59,983,851 shares, respectively ]	178,307,224	534,929,401
Capital shares issued in reinvestment of dividends and distributions [ 0 and 14,627,530 shares, respectively ]	—	135,673,594
Capital shares repurchased [ (16,552,122) and (29,952,465) shares, respectively ]	(155,936,168)	(273,801,189)

Total Class B transactions	22,371,056	396,801,806

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	21,315,350	420,156,618

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,699,959	522,985,185
NET ASSETS:
Beginning of period	1,935,213,997	1,412,228,812

End of period (a)	$1,938,913,956	$1,935,213,997

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(603,937)	$15,139

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2010 (Unaudited)		Year Ended December 31,
Class A			2009		2008	2007	2006	2005
Net asset value, beginning of period	$9.27		$8.73		$11.59	$11.61	$11.16	$11.22

Income (loss) from investment operations:
Net investment income (loss) (x)	0.01	(e)	0.24	(e)	0.44 (e)	0.43 (e)	0.36 (e)	0.30 (e)
Net realized and unrealized gain (loss) on investments	(0.09)		1.05		(2.65)	0.23	0.65	0.09

Total from investment operations	(0.08)		1.29		(2.21)	0.66	1.01	0.39

Less distributions:
Dividends from net investment income	—		(0.20)		(0.38)	(0.42)	(0.36)	(0.25)
Distributions from net realized gains	—		(0.55)		(0.27)	(0.26)	(0.20)	(0.20)

Total dividends and distributions	—		(0.75)		(0.65)	(0.68)	(0.56)	(0.45)

Net asset value, end of period	$9.19		$9.27		$8.73	$11.59	$11.61	$11.16

Total return (b)	(0.86)%		14.78%		(19.24)%	5.73%	9.06%	3.53%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$65,754		$67,465		$42,358	$10,943	$5,544	$3,466
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.19	%(j)	0.18	%(j)	0.10%	0.10%	0.10%	0.10%
Before waivers and reimbursements (a)(f)	0.28%		0.30%		0.30%	0.29%	0.28%	0.29%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)(f)(x)	0.18%		2.56%		4.29%	3.58%	3.10%	2.74%
Before waivers and reimbursements (a)(f)(x)	0.09%		2.45%		4.10%	3.39%	2.91%	2.55%
Portfolio turnover rate	9%		75%		51%	21%	20%	64%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2010 (Unaudited)		Year Ended December 31,
Class B			2009		2008		2007	2006	2005
Net asset value, beginning of period	$9.27		$8.73		$11.59		$11.61	$11.16	$11.22

Income (loss) from investment operations:
Net investment income (loss) (x)	—	#(e)	0.17	(e)	0.35	(e)	0.37 (e)	0.33 (e)	0.27 (e)
Net realized and unrealized gain (loss) on investments	(0.09)		1.09		(2.58)		0.26	0.64	0.09

Total from investment operations	(0.09)		1.26		(2.23)		0.63	0.97	0.36

Less distributions:
Dividends from net investment income	—		(0.17)		(0.36)		(0.39)	(0.32)	(0.22)
Distributions from net realized gains	—		(0.55)		(0.27)		(0.26)	(0.20)	(0.20)

Total dividends and distributions	—		(0.72)		(0.63)		(0.65)	(0.52)	(0.42)

Net asset value, end of period	$9.18		$9.27		$8.73		$11.59	$11.61	$11.16

Total return (b)	(0.97)%		14.48%		(19.45)%		5.46%	8.78%	3.27%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,873,160		$1,867,749		$1,369,870		$1,150,399	$809,200	$487,000
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.44	%(j)	0.43	%(j)	0.35%		0.35%	0.35%	0.35%
Before waivers and reimbursements (a)(f)	0.53%		0.55%		0.55	%(c)	0.54%	0.53%	0.54%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.07)%		1.90%		3.37%		3.07%	2.84%	2.49%
Before waivers and reimbursements (a)(f)(x)	(0.16)%		1.79%		3.18%		2.88%	2.65%	2.30%
Portfolio turnover rate	9%		75%		51%		21%	20%	64%

#	Per share amount is less than $0.01.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expense.
(e)	Net investment income is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying Portfolios unless otherwise noted.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.85% for Class A and 1.10% for Class B.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

AXA MODERATE ALLOCATION PORTFOLIO (Unaudited)

Portfolio Allocation (as a percentage of Total Investment Companies)
As of June 30, 2010
EQ/Core Bond Index Portfolio	11.9%
AXA Tactical Manager 500 Portfolio-II	11.4
Multimanager Core Bond Portfolio	10.4
EQ/Quality Bond PLUS Portfolio	10.0
AXA Tactical Manager International Portfolio- II	7.0
Multimanager Multi-Sector Bond Portfolio	5.7
EQ/PIMCO Ultra Short Bond Portfolio	5.0
EQ/Global Bond PLUS Portfolio	4.4
EQ/Intermediate Government Bond Index Portfolio	4.2
AXA Tactical Manager 400 Portfolio-II	2.9
EQ/Large Cap Value PLUS Portfolio	2.8
AXA Tactical Manager 2000 Portfolio-II	2.6
EQ/Large Cap Growth PLUS Portfolio	2.3
Multimanager Large Cap Value Portfolio	1.9
Multimanager International Equity Portfolio	1.7
EQ/Global Multi-Sector Equity Portfolio	1.7
EQ/Large Cap Growth Index Portfolio	1.3
EQ/Large Cap Core PLUS Portfolio	1.2
EQ/International Core PLUS Portfolio	1.2
EQ/Boston Advisors Equity Income Portfolio .	1.1
Multimanager Large Cap Core Equity Portfolio	1.1
EQ/BlackRock Basic Value Equity Portfolio	1.1
EQ/AllianceBernstein Small Cap Growth Portfolio	0.9
EQ/International Growth Portfolio	0.8
EQ/AXA Franklin Small Cap Value Core Portfolio	0.8
EQ/International ETF Portfolio	0.8
EQ/BlackRock International Value Portfolio	0.8
Multimanager Small Cap Growth Portfolio	0.7
EQ/GAMCO Small Company Value Portfolio .	0.7
EQ/AllianceBernstein International Portfolio	0.6
EQ/Small Company Index Portfolio	0.3
Multimanager Small Cap Value Portfolio	0.3
Multimanager Mid Cap Growth Portfolio	0.2
EQ/Mid Cap Index Portfolio	0.1
Multimanager Mid Cap Value Portfolio	0.1

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2010 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Expenses Paid During Period* 1/1/10 - 6/30/10
Class A
Actual	$1,000.00	$ 978.10	$1.13
Hypothetical (5% average return before expenses)	1,000.00	1,023.65	1.15
Class B
Actual	1,000.00	977.20	2.35
Hypothetical (5% average return before expenses)	1,000.00	1,022.41	2.41

*   Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.23% and 0.48%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
AXA Tactical Manager 2000 Portfolio-II‡	26,473,441	$267,522,330
AXA Tactical Manager 400 Portfolio-II‡	29,213,255	299,277,583
AXA Tactical Manager 500 Portfolio-II‡	118,652,892	1,159,185,818
AXA Tactical Manager International Portfolio-II‡	82,548,645	707,172,885
EQ/AllianceBernstein International Portfolio‡	9,210,870	65,011,530
EQ/AllianceBernstein Small Cap Growth Portfolio‡	7,133,634	87,395,858
EQ/AXA Franklin Small Cap Value Core Portfolio‡	10,232,608	80,340,883
EQ/BlackRock Basic Value Equity Portfolio‡	9,724,926	109,838,531
EQ/BlackRock International Value Portfolio‡	8,209,875	76,934,178
EQ/Boston Advisors Equity Income Portfolio‡	24,996,434	111,083,491
EQ/Core Bond Index Portfolio‡	122,888,477	1,212,400,441
EQ/GAMCO Small Company Value Portfolio‡	2,363,673	69,539,478
EQ/Global Bond PLUS Portfolio‡	45,019,671	448,232,848
EQ/Global Multi-Sector Equity Portfolio‡	16,504,572	168,344,766
EQ/Intermediate Government Bond Index Portfolio‡	42,208,149	421,868,638
EQ/International Core PLUS Portfolio‡	15,661,779	119,628,732
EQ/International ETF Portfolio‡	13,303,837	78,836,133
EQ/International Growth Portfolio‡	15,626,760	80,860,025
EQ/Large Cap Core PLUS Portfolio‡	18,797,527	120,731,175
EQ/Large Cap Growth Index Portfolio‡	19,188,973	134,488,288
EQ/Large Cap Growth PLUS Portfolio‡	17,397,383	236,635,598
EQ/Large Cap Value PLUS Portfolio‡	33,213,139	281,985,247
EQ/Mid Cap Index Portfolio‡	2,079,083	13,791,525
EQ/PIMCO Ultra Short Bond Portfolio‡	50,691,846	504,048,526
EQ/Quality Bond PLUS Portfolio‡	106,581,218	1,012,103,805
EQ/Small Company Index Portfolio‡	3,782,908	31,209,537
Multimanager Core Bond Portfolio‡	99,499,671	1,060,824,822
Multimanager International Equity Portfolio‡	19,511,650	177,118,436
Multimanager Large Cap Core Equity Portfolio‡	13,217,429	110,247,599

	Number of Shares	Value (Note 1)

Multimanager Large Cap Value Portfolio‡	24,257,150	$197,373,346
Multimanager Mid Cap Growth Portfolio*‡	3,201,207	22,567,647
Multimanager Mid Cap Value Portfolio‡	1,561,650	12,312,883
Multimanager Multi- Sector Bond Portfolio‡	148,088,772	582,327,288
Multimanager Small Cap Growth Portfolio*‡	11,058,530	74,327,542
Multimanager Small Cap Value Portfolio‡	3,383,426	28,255,374

Total Investment Companies (100.0%)
(Cost $10,233,145,348)		10,163,822,786

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (0.0%)
JPMorgan Chase Nassau 0.000%, 7/1/10 (Amortized Cost $4,489,630)	$4,489,630	4,489,630

Total Investments (100.0%) (Cost/Amortized Cost $10,237,634,978)		10,168,312,416
Other Assets Less Liabilities (0.0%)		(284,787)

Net Assets (100%)		$10,168,027,629

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios (Multimanager) and Class IA shares for EQ Advisors Trust Portfolios.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2010, were as follows:

Securities	Market Value December 31, 2009	Purchases at Cost	Sales at Cost	Market Value June 30, 2010	Dividend Income	Realized Gain (Loss)
AXA Tactical Manager 2000 Portfolio-II	$231,355,933	$61,436,234	$11,825,086	$267,522,330	$—	$1,085,945
AXA Tactical Manager 400 Portfolio-II	341,991,556	447,706	28,762,850	299,277,583	—	5,888,989
AXA Tactical Manager 500 Portfolio-II	1,373,799,749	7,461,762	111,016,640	1,159,185,818	—	13,947,335
AXA Tactical Manager International Portfolio-II	769,292,090	78,501,292	23,635,310	707,172,885	—	(1,399,646)
EQ/AllianceBernstein International Portfolio	63,298,489	13,947,706	1,355,051	65,011,530	—	796,787
EQ/AllianceBernstein Small Cap Growth Portfolio	82,495,371	7,947,706	1,153,441	87,395,858	—	998,397
EQ/AXA Franklin Small Cap Value Core Portfolio	85,353,378	298,470	1,822,759	80,340,883	—	(388,200)
EQ/BlackRock Basic Value Equity Portfolio	125,383,661	1,492,352	8,410,878	109,838,531	—	(1,238,083)
EQ/BlackRock International Value Portfolio	78,097,868	14,096,941	4,927,572	76,934, 178	—	(2,058,454)
EQ/Boston Advisors Equity Income Portfolio	159,100,630	895,411	41,439,804	111,083,491	—	5,013,873
EQ/Core Bond Index Portfolio	1,018,700,444	168,462,115	29,297,707	1,212,400,441	—	1,545,311
EQ/GAMCO Small Company Value Portfolio	67,660,326	5,746,176	3,515,211	69,539,478	—	71,187
EQ/Global Bond PLUS Portfolio	424,596,534	22,536,999	12,653,230	448,232,848	—	(459,479)
EQ/Global Multi-Sector Equity Portfolio	150,273,043	39,044,647	6,344,531	168,344,766	—	(1,323,574)
EQ/Intermediate Government Bond Index Portfolio	413,338,197	2,238,528	10,726,148	421,868,638	—	33,045
EQ/International Core PLUS Portfolio	109,019,175	28,947,706	1,653,495	119,628,732	—	498,343
EQ/International ETF Portfolio	88,989,845	4,760,206	1,703,623	78,836,133	—	448,215
EQ/International Growth Portfolio	76,416,083	14,096,941	1,752,999	80,860,025	—	1,116,119
EQ/Large Cap Core PLUS Portfolio	132,249,923	746,176	2,287,872	120,731,175	—	1,298,525
EQ/Large Cap Growth Index Portfolio	168,930,318	895,411	16,803,186	134,488,288	—	7,500,491
EQ/Large Cap Growth PLUS Portfolio	265,923,225	1,492,352	5,354,648	236,635,598	—	1,818,147
EQ/Large Cap Value PLUS Portfolio	440,698,543	298,470	92,777,115	281,985,247	—	53,107,444
EQ/Mid Cap Index Portfolio	26,145,204	149,235	8,047,503	13,791,525	—	5,919,777
EQ/PIMCO Ultra Short Bond Portfolio	503,561,595	40,596,941	42,192,338	504,048,526	—	267,405
EQ/Quality Bond PLUS Portfolio	1,075,762,361	22,461,762	154,713,110	1,012,103,805	—	(13,274,135)
EQ/Small Company Index Portfolio	32,440,947	149,235	454,648	31,209,537	—	262,631
Multimanager Core Bond Portfolio	1,111,118,341	64,138,320	154,146,463	1,060,824,822	16,676,558	489,387
Multimanager International Equity Portfolio	212,218,974	1,193,882	9,097,503	177,118,436	—	(3,359,267)
Multimanager Large Cap Core Equity Portfolio	123,670,186	746,176	4,570,665	110,247,599	—	(984,268)
Multimanager Large Cap Value Portfolio	265,670,323	1,343,117	77,692,146	197,373,346	—	(19,086,630)
Multimanager Mid Cap Growth Portfolio	27,132,679	149,235	5,578,205	22,567,647	—	(1,060,926)
Multimanager Mid Cap Value Portfolio	19,698,619	149,235	7,929,406	12,312,883	—	(312,126)
Multimanager Multi- Sector Bond Portfolio	438,288,593	129,642,764	16,057,206	582,327,288	—	(4,580,734)
Multimanager Small Cap Growth Portfolio	71,175,071	7,947,706	2,431,202	74,327,542	—	(279,364)
Multimanager Small Cap Value Portfolio	29,897,789	149,235	1,125,082	28,255,374	—	(407,803)

	$10,603,745,063	$744,608,150	$903,254,633	$10,163,822,786	$16,676,558	$51,894,664

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

The following is a summary of the inputs used to value the Portfolio's assets and liabilities carried at fair value as of June 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including Quoted Prices for Similar Securities, Interest Rates, Prepayment Speeds, Credit Risk, etc.)	Level 3 Significant Unobservable Inputs (Including the Portfolio's Own Assumptions in Determining the Fair Value of Investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$10,163,822,786	$—	$10,163,822,786
Short-Term Investments	—	4,489,630	—	4,489,630

Total Assets	$—	$10,168,312,416	$—	$10,168,312,416

Total Liabilities	$—	$—	$—	$—

Total	$—	$10,168,312,416	$—	$10,168,312,416

The Portfolio held no derivatives contracts during the six months ended June 30, 2010.

Investment security transactions for the six months ended June 30, 2010 were as follows:

Cost of Purchases:
Investment Companies	$744,608,150
Net Proceeds of Sales and Redemptions:
Investment Companies	$955,149,297

As of June 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$412,517,268
Aggregate gross unrealized depreciation	(481,779,135)

Net unrealized depreciation	$(69,261,867)

Federal income tax cost of investments	$10,237,574,283

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2010 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $10,233,145,348)	$10,163,822,786
Unaffiliated Issuers (Cost $4,489,630)	4,489,630
Receivable for securities sold	4,395,221
Receivable from Separate Accounts for Trust shares sold	2,766,650
Other assets	63,525

Total assets	10,175,537,812

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	3,117,839
Distribution fees payable - Class B	1,576,424
Administrative fees payable	1,282,791
Investment management fees payable	571,943
Trustees’ fees payable	217,223
Accrued expenses	743,963

Total liabilities	7,510,183

NET ASSETS	$10,168,027,629

Net assets were comprised of:
Paid in capital	$12,455,330,167
Accumulated undistributed net investment income (loss)	24,273,220
Accumulated undistributed net realized gain (loss) on investments	(2,242,253,196)
Unrealized appreciation (depreciation) on investments	(69,322,562)

Net assets	$10,168,027,629

Class A
Net asset value, offering and redemption price per share, $2,656,226,591 / 212,134,432 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.52

Class B
Net asset value, offering and redemption price per share, $7,511,801,038 / 604,280,693 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.43

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2010 (Unaudited)

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$16,676,558
Interest	58

Total income	16,676,616

EXPENSES
Distribution fees - Class B	9,758,520
Administrative fees	7,939,807
Investment management fees	5,282,396
Printing and mailing expenses	624,331
Custodian fees	120,476
Professional fees	117,096
Trustees’ fees	88,531
Miscellaneous	100,586

Gross expenses	24,031,743
Less: Waiver from investment advisor	(2,093,290)

Net expenses	21,938,453

NET INVESTMENT INCOME (LOSS)	(5,261,837)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities ($51,894,664 of realized gain (loss) from affiliates)	52,549,576
Net change in unrealized appreciation (depreciation) on securities	(281,275,793)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(228,726,217)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(233,988,054)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(5,261,837)	$162,098,442
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	52,549,576	(1,096,994,351)
Net change in unrealized appreciation (depreciation) on investments	(281,275,793)	2,485,706,458

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(233,988,054)	1,550,810,549

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	—	(41,874,371)
Class B	—	(98,572,421)

	—	(140,446,792)

Distributions from net realized capital gains
Class A	—	(172,231,547)
Class B	—	(489,273,432)

	—	(661,504,979)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(801,951,771)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 4,414,866 and 9,116,138 shares, respectively ]	57,331,784	113,745,006
Capital shares issued in reinvestment of dividends and distributions [ 0 and 16,734,886 shares, respectively ]	—	214,105,918
Capital shares repurchased [ (9,106,721) and (20,008,650) shares, respectively ]	(117,953,438)	(245,096,547)

Total Class A transactions	(60,621,654)	82,754,377

Class B
Capital shares sold [ 23,347,618 and 117,171,808 shares, respectively ]	301,407,380	1,403,702,193
Capital shares issued in reinvestment of dividends and distributions [ 0 and 46,221,660 shares, respectively ]	—	587,845,853
Capital shares repurchased [ (34,623,222) and (49,492,554) shares, respectively ]	(444,741,690)	(608,428,068)

Total Class B transactions	(143,334,310)	1,383,119,978

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(203,955,964)	1,465,874,355

TOTAL INCREASE (DECREASE) IN NET ASSETS	(437,944,018)	2,214,733,133
NET ASSETS:
Beginning of period	10,605,971,647	8,391,238,514

End of period (a)	$10,168,027,629	$10,605,971,647

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$24,273,220	$29,535,057

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2010 (Unaudited)		Year Ended December 31,
Class A			2009		2008	2007	2006	2005
Net asset value, beginning of period	$12.80		$11.82		$17.10	$16.93	$15.88	$15.51

Income (loss) from investment operations:
Net investment income (loss) (x)	0.01	(e)	0.23	(e)	0.48 (e)	0.45 (e)	0.39 (e)	0.33 (e)
Net realized and unrealized gain (loss) on investments	(0.29)		1.82		(4.57)	0.65	1.29	0.46

Total from investment operations	(0.28)		2.05		(4.09)	1.10	1.68	0.79

Less distributions:
Dividends from net investment income	—		(0.21)		(0.57)	(0.60)	(0.49)	(0.42)
Distributions from net realized gains	—		(0.86)		(0.62)	(0.33)	(0.14)	—

Total dividends and distributions	—		(1.07)		(1.19)	(0.93)	(0.63)	(0.42)

Net asset value, end of period	$12.52		$12.80		$11.82	$17.10	$16.93	$15.88

Total return (b)	(2.19)%		17.34%		(24.29)%	6.56%	10.58%	5.06%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,656,227		$2,775,033		$2,494,212	$3,143,322	$3,103,418	$3,052,781
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.23	%(j)	0.21	%(j)	0.10%	0.10%	0.10%	0.10%
Before waivers and reimbursements (a)(f)	0.27%		0.28%		0.27%	0.27%	0.27%	0.27%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)(f)(x)	0.09%		1.85%		3.19%	2.58%	2.36%	2.11%
Before waivers and reimbursements (a)(f)(x)	0.05%		1.78%		3.02%	2.41%	2.20%	1.94%
Portfolio turnover rate	7%		71%		34%	9%	19%	34%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2010 (Unaudited)		Year Ended December 31,
Class B			2009		2008		2007	2006	2005
Net asset value, beginning of period	$12.72		$11.76		$17.01		$16.84	$15.79	$15.43

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.01	)(e)	0.21	(e)	0.48	(e)	0.45 (e)	0.37 (e)	0.27 (e)
Net realized and unrealized gain (loss) on investments	(0.28)		1.78		(4.57)		0.60	1.26	0.46

Total from investment operations	(0.29)		1.99		(4.09)		1.05	1.63	0.73

Less distributions:
Dividends from net investment income	—		(0.17)		(0.54)		(0.55)	(0.44)	(0.37)
Distributions from net realized gains	—		(0.86)		(0.62)		(0.33)	(0.14)	—

Total dividends and distributions	—		(1.03)		(1.16)		(0.88)	(0.58)	(0.37)

Net asset value, end of period	$12.43		$12.72		$11.76		$17.01	$16.84	$15.79

Total return (b)	(2.28)%		16.95%		(24.46)%		6.31%	10.34%	4.74%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$7,511,801		$7,830,939		$5,897,027		$6,289,959	$4,867,869	$3,518,020
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.48	%(j)	0.46	%(j)	0.35%		0.35%	0.35%	0.35%
Before waivers and reimbursements (a)(f)	0.52%		0.53%		0.52	%(c)	0.52%	0.52%	0.52%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.16)%		1.69%		3.23%		2.57%	2.26%	1.86%
Before waivers and reimbursements (a)(f)(x)	(0.20)%		1.62%		3.05%		2.40%	2.09%	1.69%
Portfolio turnover rate	7%		71%		34%		9%	19%	34%

(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expense.
(e)	Net investment income is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying Portfolios unless otherwise noted.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.90% for Class A and 1.15% for Class B.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

AXA MODERATE-PLUS ALLOCATION PORTFOLIO (Unaudited)

Portfolio Allocation (as a percentage of Total Investment Companies)
As of June 30, 2010
AXA Tactical Manager 500 Portfolio-II	16.6%
EQ/Core Bond Index Portfolio	9.5
AXA Tactical Manager International Portfolio- II	9.2
Multimanager Core Bond Portfolio	8.1
EQ/Quality Bond PLUS Portfolio	6.5
AXA Tactical Manager 400 Portfolio-II	4.0
AXA Tactical Manager 2000 Portfolio-II	3.8
EQ/Large Cap Value PLUS Portfolio	3.4
EQ/Intermediate Government Bond Index Portfolio	3.4
Multimanager Large Cap Value Portfolio	3.3
EQ/Large Cap Growth PLUS Portfolio	3.2
EQ/PIMCO Ultra Short Bond Portfolio	2.7
Multimanager International Equity Portfolio	2.2
Multimanager Large Cap Core Equity Portfolio	2.2
EQ/Large Cap Growth Index Portfolio	2.2
EQ/Global Multi-Sector Equity Portfolio	1.7
EQ/AllianceBernstein Small Cap Growth Portfolio	1.6
Multimanager Small Cap Growth Portfolio	1.5
EQ/BlackRock Basic Value Equity Portfolio	1.5
EQ/Large Cap Core PLUS Portfolio	1.4
EQ/International Growth Portfolio	1.4
EQ/Boston Advisors Equity Income Portfolio .	1.4
EQ/International Core PLUS Portfolio	1.3
EQ/BlackRock International Value Portfolio	1.3
Multimanager Small Cap Value Portfolio	1.3
EQ/AllianceBernstein International Portfolio	1.1
EQ/International ETF Portfolio	1.0
Multimanager Multi-Sector Bond Portfolio	1.0
EQ/AXA Franklin Small Cap Value Core Portfolio	0.8
EQ/GAMCO Small Company Value Portfolio .	0.7
EQ/Small Company Index Portfolio	0.3
Multimanager Mid Cap Growth Portfolio	0.2
Multimanager Mid Cap Value Portfolio	0.1
EQ/Mid Cap Index Portfolio	0.1

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2010 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Expenses Paid During Period* 1/1/10- 6/30/10
Class A
Actual	$1,000.00	$ 951.50	$1.21
Hypothetical (5% average return before expenses)	1,000.00	1,023.55	1.25
Class B
Actual	1,000.00	950.50	2.42
Hypothetical (5% average return before expenses)	1,000.00	1,022.32	2.51

*   Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.25% and 0.50%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
AXA Tactical Manager 2000 Portfolio-II‡	41,378,658	$418,144,172
AXA Tactical Manager 400 Portfolio-II‡	43,058,394	441,115,249
AXA Tactical Manager 500 Portfolio-II‡	187,335,951	1,830,188,653
AXA Tactical Manager International Portfolio-II‡	117,850,684	1,009,596,318
EQ/AllianceBernstein International Portfolio‡	17,259,331	121,818,620
EQ/AllianceBernstein Small Cap Growth Portfolio‡	14,142,012	173,257,172
EQ/AXA Franklin Small Cap Value Core Portfolio‡	11,705,224	91,903,064
EQ/BlackRock Basic Value Equity Portfolio‡	14,821,495	167,401,921
EQ/BlackRock International Value Portfolio‡	15,351,843	143,861,079
EQ/Boston Advisors Equity Income Portfolio‡	34,205,902	152,010,122
EQ/Core Bond Index Portfolio‡	106,200,701	1,047,761,189
EQ/GAMCO Small Company Value Portfolio‡	2,708,003	79,669,706
EQ/Global Multi-Sector Equity Portfolio‡	18,309,019	186,749,921
EQ/Intermediate Government Bond Index Portfolio‡	37,181,316	371,625,661
EQ/International Core PLUS Portfolio‡	19,278,812	147,256,568
EQ/International ETF Portfolio‡	18,732,975	111,008,217
EQ/International Growth Portfolio‡	30,590,792	158,290,793
EQ/Large Cap Core PLUS Portfolio‡	24,714,087	158,731,557
EQ/Large Cap Growth Index Portfolio‡	34,025,417	238,471,331
EQ/Large Cap Growth PLUS Portfolio‡	25,900,212	352,289,325
EQ/Large Cap Value PLUS Portfolio‡	44,324,660	376,323,969
EQ/Mid Cap Index Portfolio‡	2,085,455	13,833,795
EQ/PIMCO Ultra Short Bond Portfolio‡	29,523,030	293,558,850
EQ/Quality Bond PLUS Portfolio‡	75,720,583	719,048,734
EQ/Small Company Index Portfolio‡	3,280,372	27,063,542
Multimanager Core Bond Portfolio‡	83,861,206	894,093,899
Multimanager International Equity Portfolio‡	26,566,947	241,163,415
Multimanager Large Cap Core Equity Portfolio‡	28,776,039	240,023,176
Multimanager Large Cap Value Portfolio‡	44,381,222	361,117,038
Multimanager Mid Cap Growth Portfolio*‡	2,813,547	19,834,750

	Number of Shares	Value (Note 1)

Multimanager Mid Cap Value Portfolio‡	1,923,234	$15,163,808
Multimanager Multi- Sector Bond Portfolio‡	27,491,948	108,106,181
Multimanager Small Cap Growth Portfolio*‡	24,996,268	168,007,068
Multimanager Small Cap Value Portfolio‡	16,924,680	141,339,915

Total Investments (100.1%) (Cost $11,074,238,395)		11,019,828,778
Other Assets Less Liabilities (-0.1%)		(12,311,421)

Net Assets (100%)		$11,007,517,357

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for

AXA Premier VIP Trust Portfolios (Multimanager) and Class IA shares for EQ Advisors Trust Portfolios.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2010, were as follows:

Securities	Market Value December 31, 2009	Purchases at Cost	Sales at Cost	Market Value June 30, 2010	Dividend Income	Realized Gain (Loss)

AXA Tactical Manager 2000 Portfolio-II	$355,943,575	$108,108,097	$24,192,378	$418,144,172	$—	$1,984,067
AXA Tactical Manager 400 Portfolio-II	487,128,578	685,810	26,549,879	441,115,249	—	5,317,765
AXA Tactical Manager 500 Portfolio-II	2,085,083,774	17,373,845	101,583,841	1,830,188,653	—	9,229,823
AXA Tactical Manager International Portfolio-II	1,144,586,479	75,519,129	37,699,917	1,009,596,318	—	(2,797,989)
EQ/AllianceBernstein International Portfolio	137,454,992	10,143,016	2,793,275	121,818,620	—	1,569,466
EQ/AllianceBernstein Small Cap Growth Portfolio	179,367,217	1,828,826	3,776,272	173,257,172	—	3,204,114
EQ/AXA Franklin Small Cap Value Core Portfolio	97,636,832	457,206	2,012,096	91,903,064	—	(267,000)
EQ/BlackRock Basic Value Equity Portfolio	189,623,746	2,514,636	12,013,675	167,401,921	—	(2,415,645)
EQ/BlackRock International Value Portfolio	163,786,455	10,143,016	6,643,507	143,861,079	—	(2,280,766)
EQ/Boston Advisors Equity Income Portfolio	192,373,334	1,600,223	34,106,823	152,010,122	—	3,751,014
EQ/Core Bond Index Portfolio	832,990,511	195,165,304	26,468,256	1,047,761,189	—	1,453,287
EQ/GAMCO Small Company Value Portfolio	83,667,565	1,371,619	5,245,841	79,669,706	—	(10,551)
EQ/Global Multi-Sector Equity Portfolio	194,743,947	18,828,826	14,430,544	186,749,921	—	(7,450,158)
EQ/Intermediate Government Bond Index Portfolio	364,928,925	2,971,842	11,276,342	371,625,661	—	66,785
EQ/International Core PLUS Portfolio	161,361,209	13,893,016	3,407,255	147,256,568	—	955,487
EQ/International ETF Portfolio	128,972,948	4,893,016	3,508,808	111,008,217	—	853,934
EQ/International Growth Portfolio	167,618,615	10,143,016	2,702,127	158,290,793	—	1,660,614
EQ/Large Cap Core PLUS Portfolio	174,059,773	1,371,619	3,372,569	158,731,557	—	1,862,720
EQ/Large Cap Growth Index Portfolio	263,926,486	1,828,826	4,966,202	238,471,331	—	2,014,184
EQ/Large Cap Growth PLUS Portfolio	395,935,831	2,971,842	9,266,193	352,289,325	—	2,076,934
EQ/Large Cap Value PLUS Portfolio	496,332,984	457,206	58,153,673	376,323,969	—	42,091,423
EQ/Mid Cap Index Portfolio	33,879,918	228,603	13,077,689	13,833,795	—	9,794,859
EQ/PIMCO Ultra Short Bond Portfolio	328,857,253	914,413	37,796,159	293,558,850	—	(87,216)
EQ/Quality Bond PLUS Portfolio	790,773,312	7,315,303	124,939,633	719,048,734	—	(5,768,089)
EQ/Small Company Index Portfolio	28,911,640	457,206	1,081,042	27,063,542	—	664,055
Multimanager Core Bond Portfolio	956,977,192	35,298,256	128,647,875	894,093,899	14,025,746	3,675,015
Multimanager International Equity Portfolio	288,002,673	1,828,826	11,256,725	241,163,415	—	(4,276,340)
Multimanager Large Cap Core Equity Portfolio	266,964,994	1,371,619	7,140,763	240,023,176	—	(1,905,474)
Multimanager Large Cap Value Portfolio	437,591,383	2,514,636	83,586,745	361,117,038	—	(26,238,715)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

Securities	Market Value December 31, 2009	Purchases at Cost	Sales at Cost	Market Value June 30, 2010	Dividend Income	Realized Gain (Loss)

Multimanager Mid Cap Growth Portfolio	$33,522,212	$228,603	$17,004,827	$19,834,750	$—	$(1,882,278)
Multimanager Mid Cap Value Portfolio	32,869,979	228,603	18,939,804	15,163,808	—	932,745
Multimanager Multi- Sector Bond Portfolio	—	105,650,000	—	108,106,181	—	—
Multimanager Small Cap Growth Portfolio	178,775,741	1,828,826	7,595,195	168,007,068	—	(614,809)
Multimanager Small Cap Value Portfolio	148,067,770	457,206	2,625,720	141,339,915	—	(880,624)

	$11,822,717,843	$640,592,036	$847,861,650	$11,019,828,778	$14,025,746	$36,282,637

The following is a summary of the inputs used to value the Portfolio's assets and liabilities carried at fair value as of June 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (Including Quoted Prices for Similar Securities, Interest Rates, Prepayment Speeds, Credit Risk, etc.)	Level 3 Significant Unobservable Inputs (Including the Portfolio’s Own Assumptions in Determining the Fair Value of Investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$11,019,828,778	$—	$11,019,828,778

Total Assets	$—	$11,019,828,778	$—	$11,019,828,778

Total Liabilities	$—	$—	$—	$—

Total	$—	$11,019,828,778	$—	$11,019,828,778

The Portfolio held no derivatives contracts during the six months ended June 30, 2010.

Investment security transactions for the six months ended June 30, 2010 were as follows:

Cost of Purchases:
Investment Companies	$640,592,036
Net Proceeds of Sales and Redemptions:
Investment Companies	$884,144,287

As of June 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$568,421,883
Aggregate gross unrealized depreciation	(622,990,501)

Net unrealized depreciation	$(54,568,618)

Federal income tax cost of investments	$11,074,397,396

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2010 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $11,074,238,395)	$11,019,828,778
Receivable for securities sold	3,185,906
Receivable from Separate Accounts for Trust shares sold	1,839,664
Other assets	65,678

Total assets	11,024,920,026

LIABILITIES
Overdraft payable	7,535,607
Payable to Separate Accounts for Trust shares redeemed	4,316,390
Distribution fees payable - Class B	2,278,652
Administrative fees payable	1,405,188
Investment management fees payable	860,280
Trustees’ fees payable	126,791
Accrued expenses	879,761

Total liabilities	17,402,669

NET ASSETS	$11,007,517,357

Net assets were comprised of:
Paid in capital	$14,810,403,240
Accumulated undistributed net investment income (loss)	(15,224,559)
Accumulated undistributed net realized gain (loss) on investments	(3,733,251,707)
Unrealized appreciation (depreciation) on investments	(54,409,617)

Net assets	$11,007,517,357

Class A
Net asset value, offering and redemption price per share, $278,438,643 / 30,169,542 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.23

Class B
Net asset value, offering and redemption price per share, $10,729,078,714 / 1,163,679,948 shares outstanding (unlimited amount authorized: $0.001 par value) .	$9.22

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2010 (Unaudited)

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$14,025,746
Interest	11

Total income	14,025,757

EXPENSES
Distribution fees - Class B	14,327,805
Administrative fees	8,829,095
Investment management fees	5,875,248
Printing and mailing expenses	696,153
Custodian fees	168,411
Professional fees	124,633
Trustees’ fees	98,661
Miscellaneous	108,337

Gross expenses	30,228,343
Less: Waiver from investment advisor	(949,385)

Net expenses	29,278,958

NET INVESTMENT INCOME (LOSS)	(15,253,201)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities (All realized gain (loss) from affiliates)	36,282,637
Net change in unrealized appreciation (depreciation) on securities	(595,619,451)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(559,336,814)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(574,590,015)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(15,253,201)	$134,523,203
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	36,282,637	(1,881,602,056)
Net change in unrealized appreciation (depreciation) on investments	(595,619,451)	3,893,936,600

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(574,590,015)	2,146,857,747

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	—	(4,068,257)
Class B	—	(137,296,051)

	—	(141,364,308)

Distributions from net realized capital gains
Class A	—	(22,686,159)
Class B	—	(928,851,225)

	—	(951,537,384)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(1,092,901,692)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 2,792,531 and 4,702,679 shares, respectively ]	27,471,746	42,909,008
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,764,126 shares, respectively ]	—	26,754,416
Capital shares repurchased [ (1,814,052) and (4,039,905) shares, respectively ]	(17,632,001)	(36,264,239)

Total Class A transactions	9,839,745	33,399,185

Class B
Capital shares sold [ 33,224,073 and 151,410,800 shares, respectively ]	327,553,078	1,350,355,496
Capital shares issued in reinvestment of dividends and distributions [ 0 and 110,122,084 shares, respectively ]	—	1,066,147,276
Capital shares repurchased [ (58,607,379) and (89,744,607) shares, respectively ]	(569,335,324)	(830,114,241)

Total Class B transactions	(241,782,246)	1,586,388,531

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(231,942,501)	1,619,787,716

TOTAL INCREASE (DECREASE) IN NET ASSETS	(806,532,516)	2,673,743,771
NET ASSETS:
Beginning of period	11,814,049,873	9,140,306,102

End of period (a)	$11,007,517,357	$11,814,049,873

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(15,224,559)	$28,642

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2010 (Unaudited)		Year Ended December 31,
Class A			2009		2008	2007	2006	2005
Net asset value, beginning of period	$9.70		$8.76		$13.95	$13.89	$12.60	$12.25

Income (loss) from investment operations:
Net investment income (loss) (x)	—	#(e)	0.15	(e)	0.25 (e)	0.32 (e)	0.32 (e)	0.23 (e)
Net realized and unrealized gain (loss) on investments	(0.47)		1.80		(4.55)	0.60	1.52	0.62

Total from investment operations	(0.47)		1.95		(4.30)	0.92	1.84	0.85

Less distributions:
Dividends from net investment income	—		(0.15)		(0.28)	(0.43)	(0.33)	(0.25)
Distributions from net realized gains	—		(0.86)		(0.61)	(0.43)	(0.22)	(0.25)

Total dividends and distributions	—		(1.01)		(0.89)	(0.86)	(0.55)	(0.50)

Net asset value, end of period	$9.23		$9.70		$8.76	$13.95	$13.89	$12.60

Total return (b)	(4.85)%		22.34%		(31.63)%	6.68%	14.77%	6.97%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$278,439		$283,013		$225,734	$198,686	$100,459	$37,779
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.25	%(j)	0.23	%(j)	0.10%	0.10%	0.10%	0.10%
Before waivers and reimbursements (a)(f)	0.27%		0.28%		0.27%	0.27%	0.27%	0.27%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.02)%		1.57%		2.17%	2.20%	2.38%	1.84%
Before waivers and reimbursements (a)(f)(x)	(0.03)%		1.52%		2.00%	2.03%	2.22%	1.67%
Portfolio turnover rate	5%		88%		35%	8%	4%	29%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2010 (Unaudited)		Year Ended December 31,
Class B			2009		2008	2007	2006	2005
Net asset value, beginning of period	$9.70		$8.76		$13.95	$13.89	$12.60	$12.25

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.01	)(e)	0.12	(e)	0.21 (e)	0.26 (e)	0.26 (e)	0.20 (e)
Net realized and unrealized gain (loss) on investments	(0.47)		1.81		(4.54)	0.62	1.55	0.62

Total from investment operations	(0.48)		1.93		(4.33)	0.88	1.81	0.82

Less distributions:
Dividends from net investment income	—		(0.13)		(0.25)	(0.39)	(0.30)	(0.22)
Distributions from net realized gains	—		(0.86)		(0.61)	(0.43)	(0.22)	(0.25)

Total dividends and distributions	—		(0.99)		(0.86)	(0.82)	(0.52)	(0.47)

Net asset value, end of period	$9.22		$9.70		$8.76	$13.95	$13.89	$12.60

Total return (b)	(4.95)%		22.03%		(31.81)%	6.41%	14.48%	6.70%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$10,729,079		$11,531,037		$8,914,572	$10,665,262	$6,607,618	$2,956,385
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.50	%(j)	0.48	%(j)	0.35%	0.35%	0.35%	0.35%
Before waivers and reimbursements (a)(f)	0.52%		0.53%		0.52%	0.52%	0.52%	0.52%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.27)%		1.31%		1.83%	1.83%	1.95%	1.59%
Before waivers and reimbursements (a)(f)(x)	(0.28)%		1.26%		1.65%	1.66%	1.79%	1.42%
Portfolio turnover rate	5%		88%		35%	8%	4%	29%

#	Per share amount is less than $0.01.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying Portfolios unless otherwise noted.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.95% for Class A and 1.20% for Class B.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

AXA AGGRESSIVE ALLOCATION PORTFOLIO (Unaudited)

Portfolio Allocation (as a percentage of Total Investment Companies)
As of June 30, 2010
AXA Tactical Manager 500 Portfolio-II	22.7%
AXA Tactical Manager International Portfolio-II	10.9
AXA Tactical Manager 2000 Portfolio-II	6.2
EQ/Large Cap Value PLUS Portfolio	5.7
Multimanager Large Cap Value Portfolio	4.7
EQ/Large Cap Growth PLUS Portfolio	4.5
EQ/Core Bond Index Portfolio	3.7
AXA Tactical Manager 400 Portfolio-II	3.7
Multimanager Large Cap Core Equity Portfolio	2.9
EQ/Large Cap Growth Index Portfolio	2.9
EQ/International Growth Portfolio	2.4
EQ/BlackRock International Value Portfolio	2.3
EQ/AllianceBernstein Small Cap Growth Portfolio	2.3
EQ/GAMCO Small Company Value Portfolio	2.2
EQ/Global Multi-Sector Equity Portfolio	2.1
EQ/BlackRock Basic Value Equity Portfolio	2.0
EQ/Large Cap Core PLUS Portfolio	1.9
Multimanager Core Bond Portfolio	1.9
Multimanager Small Cap Growth Portfolio	1.9
EQ/AllianceBernstein International Portfolio	1.8
EQ/Quality Bond PLUS Portfolio	1.8
EQ/Boston Advisors Equity Income Portfolio	1.4
EQ/AXA Franklin Small Cap Value Core Portfolio	1.2
EQ/International Core PLUS Portfolio	1.2
Multimanager International Equity Portfolio	1.2
EQ/International ETF Portfolio	1.0
EQ/Intermediate Government Bond Index Portfolio	0.8
EQ/PIMCO Ultra Short Bond Portfolio	0.8
Multimanager Multi-Sector Bond Portfolio	0.7
EQ/Mid Cap Index Portfolio	0.5
Multimanager Mid Cap Value Portfolio	0.2
Multimanager Small Cap Value Portfolio	0.2
Multimanager Mid Cap Growth Portfolio	0.2
EQ/Small Company Index Portfolio	0.1

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2010 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Expenses Paid During Period* 1/1/10- 6/30/10
Class A
Actual	$1,000.00	$926.10	$1.34
Hypothetical (5% average return before expenses)	1,000.00	1,023.41	1.40
Class B
Actual	1,000.00	924.00	2.53
Hypothetical (5% average return before expenses)	1,000.00	1,022.17	2.66

*   Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.28% and 0.53%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
AXA Tactical Manager 2000 Portfolio-II‡	19,175,819	$193,777,599
AXA Tactical Manager 400 Portfolio-II‡	11,133,884	114,061,984
AXA Tactical Manager 500 Portfolio-II‡	72,115,537	704,536,614
AXA Tactical Manager International Portfolio-II‡	39,570,792	338,992,733
EQ/AllianceBernstein International Portfolio‡	8,021,346	56,615,709
EQ/AllianceBernstein Small Cap Growth Portfolio‡	5,787,460	70,903,558
EQ/AXA Franklin Small Cap Value Core Portfolio‡	4,738,601	37,204,927
EQ/BlackRock Basic Value Equity Portfolio‡	5,601,293	63,264,007
EQ/BlackRock International Value Portfolio‡	7,719,687	72,340,665
EQ/Boston Advisors Equity Income Portfolio‡	9,776,122	43,444,827
EQ/Core Bond Index Portfolio‡	11,667,018	115,105,160
EQ/GAMCO Small Company Value Portfolio‡	2,270,028	66,784,425
EQ/Global Multi-Sector Equity Portfolio‡	6,286,944	64,126,123
EQ/Intermediate Government Bond Index Portfolio‡	2,395,981	23,947,723
EQ/International Core PLUS Portfolio‡	4,862,795	37,143,292
EQ/International ETF Portfolio‡	5,395,304	31,971,596
EQ/International Growth Portfolio‡	14,453,015	74,786,528
EQ/Large Cap Core PLUS Portfolio‡	9,407,132	60,419,332
EQ/Large Cap Growth Index Portfolio‡	12,949,080	90,755,228
EQ/Large Cap Growth PLUS Portfolio‡	10,162,575	138,229,242
EQ/Large Cap Value PLUS Portfolio‡	20,794,567	176,549,440
EQ/Mid Cap Index Portfolio‡	2,233,341	14,814,792
EQ/PIMCO Ultra Short Bond Portfolio‡	2,391,070	23,775,328
EQ/Quality Bond PLUS Portfolio‡	5,883,728	55,872,352
EQ/Small Company Index Portfolio‡	536,442	4,425,720
Multimanager Core Bond Portfolio‡	5,447,352	58,077,441
Multimanager International Equity Portfolio‡	4,090,922	37,135,649
Multimanager Large Cap Core Equity Portfolio‡	10,916,487	91,055,264
Multimanager Large Cap Value Portfolio‡	17,832,813	145,100,386
Multimanager Mid Cap Growth Portfolio*‡	691,530	4,875,103
Multimanager Mid Cap Value Portfolio‡	916,676	7,227,565

	Number of Shares	Value (Note 1)

Multimanager Multi-Sector Bond Portfolio‡	5,782,168	$22,737,134
Multimanager Small Cap Growth Portfolio*‡	8,601,582	57,813,695
Multimanager Small Cap Value Portfolio‡	622,659	5,199,893

Total Investments (100.1%) (Cost $3,090,059,218)		3,103,071,034
Other Assets Less Liabilities (-0.1%)		(3,898,767)

Net Assets (100%)		$3,099,172,267

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios (Multimanager) and Class IA shares for EQ Advisors Trust Portfolios.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2010, were as follows:

Securities	Market Value December 31, 2009	Purchases at Cost	Sales at Cost	Market Value June 30, 2010	Dividend Income	Realized Gain (Loss)
AXA Tactical Manager 2000 Portfolio-II	$147,039,409	$67,041,631	$13,319,196	$193,777,599	$—	$1,083,641
AXA Tactical Manager 400 Portfolio-II	201,196,199	714,741	77,831,235	114,061,984	—	3,776,675
AXA Tactical Manager 500 Portfolio-II	782,071,711	24,301,189	35,781,306	704,536,614	—	1,887,652
AXA Tactical Manager International Portfolio-II	393,730,203	24,662,347	20,048,952	338,992,733	—	(1,583,776)
EQ/AllianceBernstein International Portfolio	68,311,907	1,905,976	1,864,751	56,615,709	—	1,089,678
EQ/AllianceBernstein Small Cap Growth Portfolio	66,228,475	8,405,976	1,604,591	70,903,558	—	1,349,837
EQ/AXA Franklin Small Cap Value Core Portfolio	34,471,978	5,714,741	1,338,735	37,204,927	—	(230,825)
EQ/BlackRock Basic Value Equity Portfolio	70,357,616	2,382,469	4,194,415	63,264,007	—	(501,379)
EQ/BlackRock International Value Portfolio	87,063,514	1,905,976	5,424,264	72,340,665	—	(2,469,836)
EQ/Boston Advisors Equity Income Portfolio	51,385,599	1,667,729	7,277,612	43,444,827	—	807,513
EQ/Core Bond Index Portfolio	70,498,350	43,895,716	3,829,700	115,105,160	—	232,638
EQ/GAMCO Small Company Value Portfolio	49,911,220	18,929,482	2,130,640	66,784,425	—	85,182
EQ/Global Multi-Sector Equity Portfolio	72,797,975	2,382,469	6,070,842	64,126,123	—	(2,377,807)
EQ/Intermediate Government Bond Index Portfolio	23,242,737	476,494	728,723	23,947,723	—	9,884
EQ/International Core PLUS Portfolio	44,491,513	1,429,482	1,755,989	37,143,292	—	459,832
EQ/International ETF Portfolio	38,170,238	1,191,235	1,495,291	31,971,596	—	351,227
EQ/International Growth Portfolio	83,479,326	1,905,976	1,841,911	74,786,528	—	1,112,517
EQ/Large Cap Core PLUS Portfolio	66,175,802	2,382,469	2,343,429	60,419,332	—	1,349,606
EQ/Large Cap Growth Index Portfolio	100,001,878	2,620,716	2,897,146	90,755,228	—	1,165,193
EQ/Large Cap Growth PLUS Portfolio	154,419,349	4,050,198	4,745,229	138,229,242	—	1,532,930
EQ/Large Cap Value PLUS Portfolio	215,457,296	476,494	15,380,911	176,549,440	—	12,857,696
EQ/Mid Cap Index Portfolio	15,195,959	238,247	236,004	14,814,792	—	133,299
EQ/PIMCO Ultra Short Bond Portfolio	28,335,495	476,494	5,125,015	23,775,328	—	38,592
EQ/Quality Bond PLUS Portfolio	65,442,873	1,905,976	14,130,496	55,872,352	—	623,933
EQ/Small Company Index Portfolio	4,794,222	476,494	479,514	4,425,720	—	259,093
Multimanager Core Bond Portfolio	69,406,183	3,621,123	16,936,944	58,077,441	1,000,407	400,395
Multimanager International Equity Portfolio	44,914,608	2,144,223	2,857,310	37,135,649	—	466,422
Multimanager Large Cap Core Equity Portfolio	101,493,167	2,858,963	6,270,590	91,055,264	—	(1,838,948)
Multimanager Large Cap Value Portfolio	177,707,317	3,811,951	40,454,374	145,100,386	—	(12,545,518)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2010, were as follows:

Securities	Market Value December 31, 2009	Purchases at Cost	Sales at Cost	Market Value June 30, 2010	Dividend Income	Realized Gain (Loss)
Multimanager Mid Cap Growth Portfolio	$5,162,866	$238,247	$398,904	$4,875,103	$—	$(29,600)
Multimanager Mid Cap Value Portfolio	7,579,596	238,247	363,713	7,227,565	—	5,590
Multimanager Multi-Sector Bond Portfolio	—	22,225,000	—	22,737,134	—	—
Multimanager Small Cap Growth Portfolio	58,912,710	3,905,976	3,097,476	57,813,695	—	(143,048)
Multimanager Small Cap Value Portfolio	5,807,052	714,741	1,317,531	5,199,893	—	(209,621)

	$3,405,254,343	$261,299,188	$303,572,739	$3,103,071,034	$1,000,407	$9,148,667

The following is a summary of the inputs used to value the Portfolio's assets and liabilities carried at fair value as of June 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (Including Quoted Prices for Similar Securities, Interest Rates, Prepayment Speeds, Credit Risk, etc.)	Level 3 Significant Unobservable Inputs (Including the Portfolio’s Own Assumptions in Determining the Fair Value of Investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$3,103,071,034	$—	$3,103,071,034

Total Assets	$—	$3,103,071,034	$—	$3,103,071,034

Total Liabilities	$—	$—	$—	$—

Total	$—	$3,103,071,034	$—	$3,103,071,034

The Portfolio held no derivatives contracts during the six months ended June 30, 2010.

Investment security transactions for the six months ended June 30, 2010 were as follows:

Cost of Purchases:
Investment Companies	$261,299,188
Net Proceeds of Sales and Redemptions:
Investment Companies	$312,721,406

As of June 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$189,452,571
Aggregate gross unrealized depreciation	(176,683,236)

Net unrealized appreciation	$12,769,335

Federal income tax cost of investments	$3,090,301,699

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2010 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $3,090,059,218)	$3,103,071,034
Cash	26,784
Receivable from Separate Accounts for Trust shares sold	735,008
Other assets	18,905

Total assets	3,103,851,731

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	2,857,516
Distribution fees payable - Class B	645,532
Administrative fees payable	401,985
Investment management fees payable	327,914
Payable for securities purchased	64,512
Trustees’ fees payable	34,951
Accrued expenses	347,054

Total liabilities	4,679,464

NET ASSETS	$3,099,172,267

Net assets were comprised of:
Paid in capital	$4,595,803,677
Accumulated undistributed net investment income (loss)	(7,845,326)
Accumulated undistributed net realized gain (loss) on investments	(1,501,797,900)
Unrealized appreciation (depreciation) on investments	13,011,816

Net assets	$3,099,172,267

Class A
Net asset value, offering and redemption price per share, $93,384,188 / 10,962,891 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.52

Class B
Net asset value, offering and redemption price per share, $3,005,788,079 / 353,235,106 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.51

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2010 (Unaudited)

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$1,000,407
Interest	12

Total income	1,000,419

EXPENSES
Distribution fees - Class B	4,113,708
Administrative fees	2,558,952
Investment management fees	1,695,203
Printing and mailing expenses	201,573
Custodian fees	124,964
Professional fees	53,360
Recoupment fees	35,122
Trustees' fees	28,513
Miscellaneous	29,101

Total expenses	8,840,496

NET INVESTMENT INCOME (LOSS)	(7,840,077)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities (All realized gain (loss) from affiliates)	9,148,667
Net change in unrealized appreciation (depreciation) on securities	(259,909,758)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(250,761,091)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(258,601,168)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(7,840,077)	$27,923,723
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	9,148,667	(755,236,049)
Net change in unrealized appreciation (depreciation) on investments	(259,909,758)	1,468,075,203

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(258,601,168)	740,762,877

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	—	(1,072,649)
Class B	—	(28,291,856)

	—	(29,364,505)

Distributions from net realized capital gains
Class A	—	(10,052,295)
Class B	—	(342,987,817)

	—	(353,040,112)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(382,404,617)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 1,621,361 and 3,058,500 shares, respectively ]	15,051,174	26,485,185
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,211,365 shares, respectively ]	—	11,124,944
Capital shares repurchased [ (1,233,301) and (2,997,669) shares, respectively ]	(11,371,703)	(26,653,788)

Total Class A transactions	3,679,471	10,956,341

Class B
Capital shares sold [ 22,995,420 and 71,477,620 shares, respectively ]	214,977,384	601,162,981
Capital shares issued in reinvestment of dividends and distributions [ 0 and 40,417,891 shares, respectively ]	—	371,279,673
Capital shares repurchased [ (28,921,012) and (50,440,640) shares, respectively ]	(264,725,936)	(440,738,444)

Total Class B transactions	(49,748,552)	531,704,210

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(46,069,081)	542,660,551

TOTAL INCREASE (DECREASE) IN NET ASSETS	(304,670,249)	901,018,811
NET ASSETS:
Beginning of period	3,403,842,516	2,502,823,705

End of period (a)	$3,099,172,267	$3,403,842,516

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(7,845,326)	$(5,249)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2010 (Unaudited)		Year Ended December 31,
Class A			2009		2008	2007	2006	2005
Net asset value, beginning of period	$9.20		$8.15		$14.68	$14.71	$12.96	$12.44

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.01	)(e)	0.10	(e)	0.15 (e)	0.22 (e)	0.24 (e)	0.19 (e)
Net realized and unrealized gain (loss) on investments	(0.67)		2.15		(5.71)	0.71	2.10	0.84

Total from investment operations	(0.68)		2.25		(5.56)	0.93	2.34	1.03

Less distributions:
Dividends from net investment income	—		(0.12)		(0.19)	(0.40)	(0.30)	(0.24)
Distributions from net realized gains	—		(1.08)		(0.78)	(0.56)	(0.29)	(0.27)

Total dividends and distributions	—		(1.20)		(0.97)	(0.96)	(0.59)	(0.51)

Net asset value, end of period	$8.52		$9.20		$8.15	$14.68	$14.71	$12.96

Total return (b)	(7.39)%		27.56%		(39.05)%	6.43%	18.22%	8.27%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$93,384		$97,335		$75,827	$97,742	$51,217	$18,069
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.28	%(j)	0.24	%(j)	0.10%	0.10%	0.10%	0.10%
Before waivers and reimbursements (a)(f)	0.28%		0.29%		0.28%	0.27%	0.28%	0.29%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.22)%		1.18%		1.27%	1.41%	1.72%	1.50%
Before waivers and reimbursements (a)(f)(x)	(0.22)%		1.14%		1.09%	1.23%	1.54%	1.31%
Portfolio turnover rate	8%		102%		39%	10%	6%	50%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2010 (Unaudited)		Year Ended December 31,
Class B			2009		2008	2007	2006	2005
Net asset value, beginning of period	$9.21		$8.15		$14.68	$14.71	$12.96	$12.43

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.02	)(e)	0.08	(e)	0.14 (e)	0.18 (e)	0.18 (e)	0.17 (e)
Net realized and unrealized gain (loss) on investments	(0.68)		2.15		(5.72)	0.71	2.13	0.84

Total from investment operations	(0.70)		2.23		(5.58)	0.89	2.31	1.01

Less distributions:
Dividends from net investment income	—		(0.09)		(0.17)	(0.36)	(0.27)	(0.21)
Distributions from net realized gains	—		(1.08)		(0.78)	(0.56)	(0.29)	(0.27)

Total dividends and distributions	—		(1.17)		(0.95)	(0.92)	(0.56)	(0.48)

Net asset value, end of period	$8.51		$9.21		$8.15	$14.68	$14.71	$12.96

Total return (b)	(7.60)%		27.37%		(39.21)%	6.16%	17.92%	8.08%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,005,788		$3,306,507		$2,426,997	$3,038,613	$1,595,326	$609,650
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.53	%(j)	0.50	%(j)	0.35%	0.35%	0.35%	0.35%
Before waivers and reimbursements (a)(f)	0.53%		0.54%		0.53%	0.52%	0.53%	0.54%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.47)%		0.97%		1.18%	1.17%	1.30%	1.25%
Before waivers and reimbursements (a)(f)(x)	(0.47)%		0.93%		1.01%	1.00%	1.12%	1.06%
Portfolio turnover rate	8%		102%		39%	10%	6%	50%

(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying Portfolios unless otherwise noted.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.00% for Class A and 1.25% for Class B.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (Unaudited)

Sector Weightings as of 06/30/10	% of Net Assets
Information Technology	21.7%
Health Care	13.7
Consumer Discretionary	12.1
Industrials	10.1
Energy	6.2
Financials	6.0
Consumer Staples	5.8
Materials	4.2
Telecommunication Services	0.3
Utilities	0.2
Cash and Other	19.7

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2010 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Expenses Paid During Period* 1/1/10- 6/30/10
Class A
Actual	$1,000.00	$ 917.00	$3.71
Hypothetical (5% average return before expenses)	1,000.00	1,020.93	3.91
Class B
Actual	1,000.00	915.90	4.89
Hypothetical (5% average return before expenses)	1,000.00	1,019.69	5.16

*   Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.78% and 1.03%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

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MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (12.1%)
Auto Components (0.2%)
Amerigon, Inc.*	1,800	$13,284
BorgWarner, Inc.*	6,873	256,638
Drew Industries, Inc.*	1,400	28,280
Fuel Systems Solutions, Inc.*	1,800	46,710
Gentex Corp.	8,700	156,426
Goodyear Tire & Rubber Co.*	15,293	152,012
Johnson Controls, Inc.	67,741	1,820,201
TRW Automotive Holdings Corp.*	1,700	46,869

		2,520,420

Automobiles (0.3%)
Ford Motor Co.*	277,600	2,798,208
Harley-Davidson, Inc.	14,300	317,889
Thor Industries, Inc.	1,900	45,125

		3,161,222

Distributors (0.0%)
LKQ Corp.*	8,918	171,939

Diversified Consumer Services (0.1%)
American Public Education, Inc.*	1,643	71,799
Apollo Group, Inc., Class A*	7,983	339,038
Bridgepoint Education, Inc.*	1,425	22,529
Career Education Corp.*	6,900	158,838
DeVry, Inc.	3,946	207,126
Grand Canyon Education, Inc.*	2,000	46,860
H&R Block, Inc.	8,295	130,149
Hillenbrand, Inc.	2,008	42,951
ITT Educational Services, Inc.*	2,200	182,644
K12, Inc.*	2,197	48,729
Learning Tree International, Inc.*	700	7,595
Lincoln Educational Services Corp.*	1,300	26,767
Pre-Paid Legal Services, Inc.*	600	27,294
Princeton Review, Inc.*	1,100	2,552
Sotheby’s, Inc.	6,600	150,942
Steiner Leisure Ltd.*	800	30,752
Strayer Education, Inc.	900	187,101
Universal Technical Institute, Inc.*	1,961	46,358
Weight Watchers International, Inc.	268	6,885

		1,736,909

Hotels, Restaurants & Leisure (2.4%)
AFC Enterprises, Inc.*	1,100	10,010
Ambassadors Group, Inc.	1,500	16,935
Ameristar Casinos, Inc.	2,398	36,114
Bally Technologies, Inc.*	5,735	185,757
BJ’s Restaurants, Inc.*	2,700	63,720
Buffalo Wild Wings, Inc.*	2,200	80,476
Burger King Holdings, Inc. .	12,340	207,806
California Pizza Kitchen, Inc.*	1,300	19,695
Carnival Corp.	12,578	380,359
CEC Entertainment, Inc.*	2,094	73,834
Chipotle Mexican Grill, Inc.*	2,000	273,620
CKE Restaurants, Inc.	4,200	52,626

	Number of Shares	Value (Note 1)

Cracker Barrel Old Country Store, Inc.	2,100	$97,776
Ctrip.com International Ltd. (ADR)*	41,386	1,554,458
Darden Restaurants, Inc.	8,700	337,995
Denny’s Corp.*	7,700	20,020
DineEquity, Inc.*	2,200	61,424
Einstein Noah Restaurant Group, Inc.*	200	2,158
International Game Technology	15,653	245,752
Interval Leisure Group, Inc.*	3,592	44,720
Isle of Capri Casinos, Inc.*	1,649	15,270
Krispy Kreme Doughnuts, Inc.*	4,600	15,502
Las Vegas Sands Corp.*	19,273	426,704
Life Time Fitness, Inc.* .	296	9,410
Marriott International, Inc., Class A	16,498	493,950
McDonald’s Corp.	231,483	15,247,785
MGM MIRAGE*	9,300	89,652
Monarch Casino & Resort, Inc.*	400	4,052
Morgans Hotel Group Co.*	1,800	11,088
Panera Bread Co., Class A*	3,200	240,928
Papa John’s International, Inc.*	1,400	32,368
Peet’s Coffee & Tea, Inc.*	1,100	43,197
Pinnacle Entertainment, Inc.*	3,134	29,648
Royal Caribbean Cruises Ltd.*	3,800	86,526
Ruth’s Hospitality Group, Inc.*	900	3,762
Scientific Games Corp., Class A*	7,600	69,920
Shuffle Master, Inc.*	7,000	56,070
Sonic Corp.*	6,900	53,475
Starbucks Corp.	46,720	1,135,296
Starwood Hotels & Resorts Worldwide, Inc.	33,300	1,379,619
Texas Roadhouse, Inc.*	6,300	79,506
Wendy’s/Arby’s Group, Inc., Class A	17,810	71,240
WMS Industries, Inc.*	5,200	204,100
Wynn Resorts Ltd.	45,997	3,508,191
Yum! Brands, Inc.	29,252	1,141,998

		28,214,512

Household Durables (0.1%)
Fortune Brands, Inc.	2,500	97,950
Garmin Ltd.	5,798	169,185
iRobot Corp.*	1,500	28,185
Leggett & Platt, Inc.	5,830	116,950
National Presto Industries, Inc.	459	42,623
NVR, Inc.*	400	262,012
Tempur-Pedic International, Inc.*	4,768	146,616
Tupperware Brands Corp.	4,000	159,400
Universal Electronics, Inc.*	1,100	18,293
Whirlpool Corp.	2,000	175,640

		1,216,854

Internet & Catalog Retail (2.0%)
1-800-FLOWERS.COM, Inc., Class A*	2,100	4,326
Amazon.com, Inc.*	126,532	13,824,886
Blue Nile, Inc.*	1,500	70,620
Drugstore.Com, Inc.*	6,800	20,944

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Expedia, Inc.	10,582	$198,730
HSN, Inc.*	3,758	90,192
Liberty Media Corp.—Interactive, Class A*	180,295	1,893,098
Netflix, Inc.*	15,900	1,727,535
NutriSystem, Inc.	2,500	57,350
Orbitz Worldwide, Inc.*	200	762
Overstock.com, Inc.*	1,300	23,491
PetMed Express, Inc.	1,900	33,820
priceline.com, Inc.*	30,825	5,441,845

		23,387,599

Leisure Equipment & Products (0.1%)
Hasbro, Inc.	7,975	327,772
Leapfrog Enterprises, Inc.*	2,700	10,854
Mattel, Inc.	17,683	374,172
Polaris Industries, Inc.	1,900	103,778
Pool Corp.	3,200	70,144
Smith & Wesson Holding Corp.*	8,200	33,538
Sturm Ruger & Co., Inc.	1,838	26,339

		946,597

Media (4.0%)
Arbitron, Inc.	2,200	56,386
Cablevision Systems Corp.—New York Group, Class A	391,990	9,411,680
CBS Corp., Class B	41,580	537,629
CKX, Inc.*	5,499	27,440
Comcast Corp., Class A	640,167	10,553,053
Crown Media Holdings, Inc., Class A*	400	704
DIRECTV, Class A*	195,354	6,626,408
Discovery Communications, Inc., Class A*	12,600	449,946
DreamWorks Animation SKG, Inc., Class A*	4,500	128,475
Global Sources Ltd.*	1,540	12,074
Interactive Data Corp.	1,400	46,732
Interpublic Group of Cos., Inc.*	164,300	1,171,459
Liberty Global, Inc., Class A*	12,195	316,948
Liberty Media Corp.—Capital, Class A*	97,255	4,075,957
Liberty Media Corp.—Starz*	16,636	862,410
Madison Square Garden, Inc., Class A*	97,997	1,927,601
Martha Stewart Living Omnimedia, Inc., Class A*	2,100	10,332
McGraw-Hill Cos., Inc.	13,435	378,061
National CineMedia, Inc.	44,524	741,770
News Corp., Class A	29,000	346,840
Omnicom Group, Inc	15,013	514,946
Playboy Enterprises, Inc., Class B*	1,000	4,200
RCN Corp.*	4,900	72,569
Regal Entertainment Group, Class A	3,827	49,904
Rentrak Corp.*	1,400	34,062
Scripps Networks Interactive, Inc., Class A	5,466	220,498
Sirius XM Radio, Inc.*	236,300	224,367
Thomson Reuters Corp.	7,400	265,142

	Number of Shares	Value (Note 1)

Time Warner, Inc.	14,300	$413,413
Value Line, Inc.	100	1,814
Viacom, Inc., Class B	40,830	1,280,837
Walt Disney Co.	159,031	5,009,477
Warner Music Group Corp.*	1,100	5,346
World Wrestling Entertainment, Inc., Class A	42,700	664,412

		46,442,892

Multiline Retail (0.6%)
99 Cents Only Stores*	3,796	56,181
Big Lots, Inc.*	4,975	159,648
Dollar General Corp.*	4,200	115,710
Dollar Tree, Inc.*	8,550	355,936
Family Dollar Stores, Inc.	8,903	335,554
J.C. Penney Co., Inc.	4,700	100,956
Kohl’s Corp.*	13,833	657,067
Macy’s, Inc.	5,500	98,450
Nordstrom, Inc.	81,925	2,637,166
Target Corp.	44,792	2,202,423

		6,719,091

Specialty Retail (1.4%)
Abercrombie & Fitch Co., Class A	4,100	125,829
Advance Auto Parts, Inc.	5,600	281,008
Aeropostale, Inc.*	5,950	170,408
American Eagle Outfitters, Inc.	10,827	127,217
America’s Car-Mart, Inc.*	900	20,367
AutoZone, Inc.*	1,914	369,823
bebe Stores, Inc.	3,400	21,760
Bed Bath & Beyond, Inc.* .	16,505	612,005
Best Buy Co., Inc.	21,398	724,536
Big 5 Sporting Goods Corp.	2,169	28,501
Buckle, Inc.	2,900	94,018
CarMax, Inc.*	13,640	271,436
Cato Corp., Class A	2,606	57,384
Chico’s FAS, Inc.	10,577	104,501
Children’s Place Retail Stores, Inc.*	2,181	96,008
Christopher & Banks Corp.	1,900	11,761
Citi Trends, Inc.*	1,200	39,528
Coldwater Creek, Inc.*	4,600	15,456
Collective Brands, Inc.*	2,656	41,965
Dick’s Sporting Goods, Inc.*	5,400	134,406
Dress Barn, Inc.*	2,252	53,620
DSW, Inc., Class A*	600	13,476
Finish Line, Inc., Class A	1,100	15,323
Gap, Inc.	27,005	525,517
Guess?, Inc.	3,700	115,588
hhgregg, Inc.*	1,000	23,320
Home Depot, Inc.	230,142	6,460,086
HOT Topic, Inc.	2,820	14,326
J. Crew Group, Inc.*	3,218	118,455
Jo-Ann Stores, Inc.*	1,047	39,273
Kirkland’s, Inc.*	1,900	32,062
Limited Brands, Inc.	16,200	357,534
Lowe’s Cos., Inc.	66,893	1,365,955
Lumber Liquidators Holdings, Inc.*	2,000	46,660
Midas, Inc.*	1,100	8,437
Office Depot, Inc.*	5,256	21,234
OfficeMax, Inc.*	5,363	70,041

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

O’Reilly Automotive, Inc.*	8,583	$408,207
Penske Automotive Group, Inc.*	1,421	16,143
PetSmart, Inc.	8,000	241,360
Ross Stores, Inc.	8,000	426,320
Sally Beauty Holdings, Inc.*	1,963	16,097
Staples, Inc.	45,392	864,718
Stein Mart, Inc.*	2,598	16,185
Systemax, Inc.	400	6,028
Tiffany & Co.	7,239	274,430
TJX Cos., Inc.	26,175	1,098,041
Tractor Supply Co.	2,241	136,634
Ulta Salon Cosmetics & Fragrance, Inc.*	3,400	80,444
Urban Outfitters, Inc.*	8,152	280,347
Wet Seal, Inc., Class A*	7,500	27,375
Williams-Sonoma, Inc.	5,880	145,942
Zumiez, Inc.*	1,600	25,776

		16,692,871

Textiles, Apparel & Luxury Goods (0.9%)
American Apparel, Inc.*	2,700	4,941
Cherokee, Inc.	300	5,130
Coach, Inc.	20,114	735,167
Crocs, Inc.*	3,900	41,262
Deckers Outdoor Corp.*	800	114,296
Fossil, Inc.*	3,200	111,040
G-III Apparel Group Ltd.*	700	16,023
Hanesbrands, Inc.*	6,000	144,360
K-Swiss, Inc., Class A*	2,400	26,952
Liz Claiborne, Inc.*	6,868	28,983
Maidenform Brands, Inc.*	2,500	50,900
NIKE, Inc., Class B	119,593	8,078,507
Oxford Industries, Inc.	1,300	27,209
Phillips-Van Heusen Corp.	3,600	166,572
Polo Ralph Lauren Corp.	3,268	238,433
Steven Madden Ltd.*	2,218	69,911
Timberland Co., Class A* .	2,670	43,121
True Religion Apparel, Inc.*	2,344	51,732
Volcom, Inc.*	1,500	27,855
Warnaco Group, Inc.*	5,300	191,542
Weyco Group, Inc.	300	6,834

		10,180,770

Total Consumer Discretionary		141,391,676

Consumer Staples (5.8%)
Beverages (2.0%)
Brown-Forman Corp., Class B	4,800	274,704
Coca-Cola Bottling Co. Consolidated	300	14,376
Coca-Cola Co.	95,523	4,787,613
Coca-Cola Enterprises, Inc.	11,836	306,079
Diageo plc (ADR)	87,100	5,464,654
Dr. Pepper Snapple Group, Inc.	4,600	171,994
Hansen Natural Corp.*	4,400	172,084
National Beverage Corp.	100	1,228
PepsiCo, Inc.	203,680	12,414,296

		23,607,028

	Number of Shares	Value (Note 1)

Food & Staples Retailing (1.1%)
Arden Group, Inc., Class A	100	$8,787
BJ’s Wholesale Club, Inc.*	2,900	107,329
Casey's General Stores, Inc.	3,200	111,680
Costco Wholesale Corp.	94,790	5,197,336
CVS Caremark Corp.	9,162	268,630
Kroger Co.	5,697	112,174
Pantry, Inc.*	300	4,233
Pricesmart, Inc.	1,200	27,876
Sysco Corp.	37,439	1,069,632
Village Super Market, Inc., Class A	635	16,669
Walgreen Co.	54,188	1,446,820
Wal-Mart Stores, Inc.	74,919	3,601,356
Whole Foods Market, Inc.*	7,064	254,445

		12,226,967

Food Products (1.0%)
Alico, Inc.	200	4,596
Calavo Growers, Inc.	800	14,368
Campbell Soup Co.	8,450	302,763
ConAgra Foods, Inc.	4,600	107,272
Flowers Foods, Inc.	4,500	109,935
General Mills, Inc.	23,976	851,628
Green Mountain Coffee Roasters, Inc.*	6,600	169,620
H.J. Heinz Co.	7,864	339,882
Hershey Co.	5,713	273,824
Kellogg Co.	86,603	4,356,131
Lifeway Foods, Inc.*	400	3,896
McCormick & Co., Inc. (Non-Voting)	4,049	153,700
Mead Johnson Nutrition Co.	91,834	4,602,720
Sara Lee Corp.	28,654	404,021
Smart Balance, Inc.*	3,900	15,951

		11,710,307

Household Products (1.1%)
Church & Dwight Co., Inc.	4,500	282,195
Clorox Co.	7,837	487,148
Colgate-Palmolive Co.	25,000	1,969,000
Kimberly-Clark Corp.	19,953	1,209,750
Procter & Gamble Co.	154,357	9,258,333

		13,206,426

Personal Products (0.1%)
Alberto-Culver Co.	4,099	111,042
Avon Products, Inc.	27,060	717,090
Estee Lauder Cos., Inc., Class A	7,014	390,890
Herbalife Ltd.	3,900	179,595
Inter Parfums, Inc.	100	1,423
USANA Health Sciences, Inc.*	500	18,265

		1,418,305

Tobacco (0.5%)
Altria Group, Inc.	73,786	1,478,671
Philip Morris
International, Inc.	94,815	4,346,320
Star Scientific, Inc.*	1,100	1,804

		5,826,795

Total Consumer Staples		67,995,828

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Energy (6.2%)
Energy Equipment & Services (2.4%)
Baker Hughes, Inc.	7,100	$295,147
Cameron International Corp.*	47,666	1,550,098
Core Laboratories N.V.	1,400	206,654
Diamond Offshore Drilling, Inc	1,778	110,574
Dresser-Rand Group, Inc.*	5,200	164,060
Exterran Holdings, Inc.*	2,709	69,919
FMC Technologies, Inc.*	7,800	410,748
Halliburton Co.	198,950	4,884,223
Lufkin Industries, Inc.	2,432	94,824
Nabors Industries Ltd.*	6,900	121,578
National Oilwell Varco, Inc.	142,481	4,711,847
Pride International, Inc.*	5,157	115,207
Rowan Cos., Inc.*	1,683	36,925
RPC, Inc.	2,400	32,760
Schlumberger Ltd.	72,547	4,014,751
TETRA Technologies, Inc.*	3,406	30,926
Transocean Ltd.*	69,200	3,206,036
Weatherford International Ltd.*	619,670	8,142,464

		28,198,741

Oil, Gas & Consumable Fuels (3.8%)
Alpha Natural Resources, Inc.*	2,910	98,562
Anadarko Petroleum Corp.	241,132	8,702,454
Apco Oil and Gas International, Inc.	1,200	28,212
Arch Coal, Inc.	7,000	138,670
Atlas Energy, Inc.*	3,089	83,619
BPZ Resources, Inc.*	9,200	38,180
Brigham Exploration Co.*	4,998	76,869
Carrizo Oil & Gas, Inc.*	3,400	52,802
Cheniere Energy, Inc.*	3,100	8,742
Chevron Corp.	6,500	441,090
Cimarex Energy Co.	5,100	365,058
Clean Energy Fuels Corp.*	4,600	68,724
Concho Resources, Inc.*	5,600	309,848
ConocoPhillips	34,700	1,703,423
Consol Energy, Inc.	6,281	212,047
Contango Oil & Gas Co.*	1,100	49,225
Continental Resources, Inc.*	1,937	86,429
Denbury Resources, Inc.*	160,977	2,356,703
El Paso Corp.	12,340	137,098
Endeavour International Corp.*	9,200	9,752
EOG Resources, Inc.	57,748	5,680,671
EXCO Resources, Inc.	66,200	967,182
Exxon Mobil Corp.	284,731	16,249,598
Forest Oil Corp.*	4,400	120,384
FX Energy, Inc.*	3,300	11,946
Golar LNG Ltd.	2,400	23,688
Gulfport Energy Corp.*	3,600	42,696
Isramco, Inc.*	200	9,436
James River Coal Co.*	3,400	54,128
Marathon Oil Corp.	11,500	357,535
Mariner Energy, Inc.*	4,898	105,209
McMoRan Exploration Co.*	9,700	107,767
Noble Energy, Inc.	12,700	766,191
Northern Oil and Gas, Inc.*	1,700	21,828
Occidental Petroleum Corp	10,000	771,500
Panhandle Oil and Gas, Inc., Class A	600	15,858

	Number of Shares	Value (Note 1)

Petrohawk Energy Corp.*	13,090	$222,137
Range Resources Corp.	9,647	387,327
Rex Energy Corp.*	1,400	14,140
SM Energy Co.	2,600	104,416
Southwestern Energy Co.*	54,638	2,111,212
Syntroleum Corp.*	9,600	15,744
Ultra Petroleum Corp.*	9,300	411,525
VAALCO Energy, Inc.*	1,500	8,400
Venoco, Inc.*	1,600	26,352
W&T Offshore, Inc.	2,400	22,704
Warren Resources, Inc.*	4,700	13,630
Williams Cos., Inc.	14,600	266,888

		43,877,599

Total Energy		72,076,340

Financials (6.0%)
Capital Markets (1.2%)
Affiliated Managers Group, Inc.*	2,600	158,002
Ameriprise Financial, Inc.	2,440	88,157
Apollo Global Management LLC*(b)	450,000	3,150,000
BGC Partners, Inc., Class A	1,500	7,665
BlackRock, Inc.	1,075	154,155
Charles Schwab Corp.	60,222	853,948
Cohen & Steers, Inc.	800	16,592
Diamond Hill Investment Group, Inc.	200	11,338
Duff & Phelps Corp., Class A	2,100	26,523
Eaton Vance Corp.	7,411	204,618
Epoch Holding Corp.	800	9,816
Federated Investors, Inc., Class B	9,500	196,745
Franklin Resources, Inc.	9,035	778,727
GAMCO Investors, Inc., Class A	200	7,440
GFI Group, Inc.	5,400	30,132
Gleacher & Co., Inc.*	6,542	16,682
Goldman Sachs Group, Inc.	31,352	4,115,577
Greenhill & Co., Inc.	15,700	959,741
Invesco Ltd.	8,012	134,842
Janus Capital Group, Inc.	18,200	161,616
Lazard Ltd., Class A	4,900	130,879
Morgan Stanley	27,004	626,763
Northern Trust Corp.	5,852	273,288
optionsXpress Holdings, Inc.*	5,100	80,274
Pzena Investment Management, Inc., Class A	500	3,185
Safeguard Scientifics, Inc.*	133	1,404
SEI Investments Co.	7,700	156,772
T. Rowe Price Group, Inc.	16,202	719,207
TD Ameritrade Holding Corp.*	16,621	254,301
Waddell & Reed Financial, Inc., Class A	5,500	120,340
Westwood Holdings Group, Inc.	400	14,060

		13,462,789

Commercial Banks (2.0%)
Arrow Financial Corp.	900	20,790
ICICI Bank Ltd. (ADR)	54,045	1,953,186
PNC Financial Services Group, Inc.	54,022	3,052,243

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Suffolk Bancorp.	300	$9,282
SY Bancorp, Inc.	100	2,298
U.S. Bancorp	258,678	5,781,453
Wells Fargo & Co.	484,823	12,411,469
Westamerica Bancorp	1,978	103,885

		23,334,606

Consumer Finance (1.2%)
Advance America Cash Advance Centers, Inc.	5,800	23,954
American Express Co.	342,480	13,596,456
Cardtronics, Inc.*	1,000	12,960
EZCORP, Inc., Class A*	4,336	80,433

		13,713,803

Diversified Financial Services (0.5%)
IntercontinentalExchange, Inc.*	4,595	519,373
JPMorgan Chase & Co.	125,905	4,609,382
Life Partners Holdings, Inc.	500	10,230
Moody’s Corp.	11,926	237,566
MSCI, Inc., Class A*	6,341	173,743
NewStar Financial, Inc.* .	600	3,816
NYSE Euronext	3,852	106,431
Portfolio Recovery Associates, Inc.*	1,811	120,938

		5,781,479

Insurance (0.3%)
ACE Ltd.	3,100	159,588
Aflac, Inc.	26,960	1,150,383
Arthur J. Gallagher & Co.	5,852	142,672
eHealth, Inc.*	2,000	22,740
Genworth Financial, Inc., Class A*	13,247	173,138
Marsh & McLennan Cos., Inc.	30,318	683,671
MetLife, Inc.	11,200	422,912
Tower Group, Inc.	4,313	92,859
Travelers Cos., Inc.	3,500	172,375
Validus Holdings Ltd.	1,343	32,796

		3,053,134

Real Estate Investment Trusts (REITs) (0.4%)
Acadia Realty Trust (REIT)	1,300	21,866
Alexander’s, Inc. (REIT)	100	30,292
Associated Estates Realty Corp. (REIT)	700	9,065
Digital Realty Trust, Inc. (REIT)	4,857	280,152
DuPont Fabros Technology, Inc. (REIT)	600	14,736
Equity Lifestyle Properties, Inc. (REIT)	1,900	91,637
Federal Realty Investment Trust (REIT)	2,200	154,594
General Growth Properties, Inc. (REIT)	12,300	163,098
Getty Realty Corp. (REIT)	1,000	22,410
Mid-America Apartment Communities, Inc. (REIT)	1,500	77,205
Plum Creek Timber Co., Inc. (REIT)	3,700	127,761
Potlatch Corp. (REIT)	1,929	68,923

	Number of Shares	Value (Note 1)

ProLogis (REIT)	120,400	$1,219,652
PS Business Parks, Inc. (REIT)	400	22,312
Public Storage (REIT)	8,530	749,872
Saul Centers, Inc. (REIT)	500	20,315
Simon Property Group, Inc. (REIT)	12,303	993,467
Tanger Factory Outlet Centers (REIT)	2,538	105,023
Universal Health Realty Income Trust (REIT)	900	28,917
Ventas, Inc. (REIT)	2,600	122,070
Washington Real Estate Investment Trust (REIT)	547	15,092

		4,338,459

Real Estate Management & Development (0.0%)
CB Richard Ellis Group, Inc., Class A*	16,891	229,887
Jones Lang LaSalle, Inc.	2,600	170,664
St. Joe Co.*	5,883	136,250
Tejon Ranch Co.*	900	20,772

		557,573

Thrifts & Mortgage Finance (0.4%)
Astoria Financial Corp.	174,000	2,394,240
Capitol Federal Financial	1,802	59,754
Hudson City Bancorp, Inc.	16,469	201,581
New York Community Bancorp, Inc.	158,000	2,412,660
Oritani Financial Corp.	1,350	13,500
TrustCo Bank Corp. NY/New York	2,100	11,760
ViewPoint Financial Group	800	11,080

		5,104,575

Total Financials		69,346,418

Health Care (13.7%)
Biotechnology (4.4%)
Abraxis Bioscience, Inc.*	600	44,520
Affymax, Inc.*	900	5,382
Alexion Pharmaceuticals, Inc.*	5,598	286,562
Allos Therapeutics, Inc.*	7,600	46,588
Alnylam Pharmaceuticals, Inc.*	4,300	64,586
AMAG Pharmaceuticals, Inc.*	2,000	68,700
Amgen, Inc.*	179,805	9,457,743
Amylin Pharmaceuticals, Inc.*	8,900	167,320
Arena Pharmaceuticals, Inc.*	7,588	23,295
ARIAD Pharmaceuticals, Inc.*	15,100	42,582
ArQule, Inc.*	3,300	14,190
Array BioPharma, Inc.*	3,900	11,895
AVI BioPharma, Inc.*	15,200	24,472
BioCryst Pharmaceuticals, Inc.*	2,500	14,775
Biogen Idec, Inc.*	212,010	10,059,874
BioMarin Pharmaceutical, Inc.*	11,500	218,040
Celera Corp.*	2,400	15,720
Celgene Corp.*	29,222	1,485,062
Celldex Therapeutics, Inc.*	1,200	5,472
Cepheid, Inc.*	105,654	1,692,577
Chelsea Therapeutics International, Inc.*	3,900	11,427
Clinical Data, Inc.*	900	11,196
Curis, Inc.*	9,800	13,622

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Cytokinetics, Inc.*	2,600	$6,162
Cytori Therapeutics, Inc.*	1,700	5,916
Dendreon Corp.*	8,419	272,186
Dyax Corp.*	4,500	10,215
Emergent Biosolutions, Inc.*	2,300	37,582
Enzon Pharmaceuticals, Inc.*	3,600	38,340
Exelixis, Inc.*	12,700	44,069
Genomic Health, Inc.*	90,400	1,168,872
Genzyme Corp.*	378,471	19,214,973
Geron Corp.*	4,000	20,080
Gilead Sciences, Inc.*	54,148	1,856,193
Halozyme Therapeutics, Inc.*	8,500	59,840
Human Genome Sciences, Inc.*	11,562	261,995
Idenix Pharmaceuticals, Inc.*	2,000	10,000
Immunogen, Inc.*	4,100	38,007
Immunomedics, Inc.*	5,300	16,377
Incyte Corp.*	6,200	68,634
InterMune, Inc.*	4,700	43,945
Isis Pharmaceuticals, Inc.*	39,560	378,589
Lexicon Pharmaceuticals, Inc.*	1,900	2,432
Ligand Pharmaceuticals, Inc., Class B*	8,300	12,118
MannKind Corp.*	4,949	31,624
Maxygen, Inc.*	800	4,424
Medivation, Inc.*	3,400	30,056
Metabolix, Inc.*	1,500	21,465
Micromet, Inc.*	4,528	28,255
Momenta Pharmaceuticals, Inc.*	4,500	55,170
Nabi Biopharmaceuticals*	400	2,176
Nanosphere, Inc.*	1,000	4,360
Neurocrine Biosciences, Inc.*	3,100	17,360
Novavax, Inc.*	4,700	10,199
NPS Pharmaceuticals, Inc.*	3,800	24,472
Opko Health, Inc.*	3,900	8,814
Orexigen Therapeutics, Inc.*	1,600	6,720
Osiris Therapeutics, Inc.*	1,200	6,972
PDL BioPharma, Inc.	14,400	80,928
Pharmasset, Inc.*	2,600	71,084
Progenics Pharmaceuticals, Inc.* .	2,200	12,056
Rigel Pharmaceuticals, Inc.*	3,000	21,600
Sangamo BioSciences, Inc.*	3,000	11,130
Savient Pharmaceuticals, Inc.*	7,200	90,720
Sciclone Pharmaceuticals, Inc.*	5,800	15,428
Seattle Genetics, Inc.*	9,600	115,104
SIGA Technologies, Inc.*	2,771	21,337
Spectrum Pharmaceuticals, Inc.*	3,469	13,598
StemCells, Inc.*	11,303	10,625
Synta Pharmaceuticals Corp.*	1,400	3,780
Talecris Biotherapeutics Holdings Corp.*	4,900	103,390
United Therapeutics Corp.*	2,942	143,599
Vanda Pharmaceuticals, Inc.*	2,614	17,279
Vertex Pharmaceuticals, Inc.*	102,370	3,367,973
Vical, Inc.*	6,900	21,390
ZymoGenetics, Inc.*	3,000	12,660

		51,737,873

Health Care Equipment & Supplies (3.0%)
Abaxis, Inc.*	2,700	57,861
ABIOMED, Inc.*	2,800	27,104
Accuray, Inc.*	2,900	19,227

	Number of Shares	Value (Note 1)

Alcon, Inc.	4,200	$622,398
Align Technology, Inc.*	7,000	104,090
Alphatec Holdings, Inc.*	2,000	9,280
Analogic Corp.	1,100	50,061
Atrion Corp.	100	13,505
ATS Medical, Inc.*	7,700	30,569
Baxter International, Inc.	30,240	1,228,954
Becton, Dickinson and Co.	15,241	1,030,596
C.R. Bard, Inc.	6,253	484,795
Cerus Corp.*	418,050	1,321,038
Conceptus, Inc.*	3,800	59,204
Covidien plc	173,095	6,954,957
CryoLife, Inc.*	2,300	12,397
Cyberonics, Inc.*	3,500	82,880
DENTSPLY International, Inc.	9,400	281,154
DexCom, Inc.*	5,033	58,181
Edwards Lifesciences Corp.*	7,196	403,120
Endologix, Inc.*	5,900	26,727
Exactech, Inc.*	600	10,248
Gen-Probe, Inc.*	3,100	140,802
Given Imaging Ltd.*	110,590	1,727,416
Hansen Medical, Inc.*	1,400	2,982
HeartWare International, Inc.*	800	56,056
Hill-Rom Holdings, Inc.	2,381	72,454
Hospira, Inc.*	10,185	585,128
ICU Medical, Inc.*	1,176	37,832
IDEXX Laboratories, Inc.*	3,700	225,330
Insulet Corp.*	3,600	54,180
Integra LifeSciences Holdings Corp.*	2,300	85,100
Intuitive Surgical, Inc.*	21,758	6,867,260
Invacare Corp.	1,700	35,258
IRIS International, Inc.*	1,500	15,210
Kensey Nash Corp.*	600	14,226
Kinetic Concepts, Inc.*	2,642	96,459
MAKO Surgical Corp.*	2,600	32,370
Medtronic, Inc.	227,665	8,257,410
MELA Sciences, Inc.*	2,600	19,344
Meridian Bioscience, Inc.	4,800	81,600
Merit Medical Systems, Inc.*	3,600	57,852
Micrus Endovascular Corp.*	1,300	27,027
Natus Medical, Inc.*	2,200	35,838
Neogen Corp.*	1,800	46,890
NxStage Medical, Inc.*	1,200	17,808
OraSure Technologies, Inc.*	3,600	16,668
Orthofix International N.V.*	1,609	51,568
Orthovita, Inc.*	5,400	10,962
Palomar Medical Technologies, Inc.*	1,376	15,397
Quidel Corp.*	2,300	29,187
ResMed, Inc.*	4,800	291,888
RTI Biologics, Inc.*	4,400	12,892
Sirona Dental Systems, Inc.*	2,100	73,164
Somanetics Corp.*	1,000	24,950
SonoSite, Inc.*	1,400	37,954
Spectranetics Corp.*	2,600	13,468
St. Jude Medical, Inc.*	20,611	743,851
Stereotaxis, Inc.*	2,500	8,275
Stryker Corp.	19,143	958,299
SurModics, Inc.*	1,300	21,333
Synovis Life Technologies, Inc.*	900	13,752
Teleflex, Inc.	2,021	109,700

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Thoratec Corp.*	3,500	$149,555
TomoTherapy, Inc.*	3,100	9,858
Varian Medical Systems, Inc.*	7,913	413,692
Volcano Corp.*	2,500	54,550
Wright Medical Group, Inc.*	4,600	76,406
Zoll Medical Corp.*	1,700	46,070

		34,663,617

Health Care Providers & Services (1.6%)
Air Methods Corp.*	900	26,775
Alliance HealthCare Services, Inc.*	1,900	7,676
Almost Family, Inc.*	500	17,465
America Service Group, Inc.	1,300	22,360
AmerisourceBergen Corp.	15,799	501,618
AMN Healthcare Services, Inc.*	2,600	19,448
Bio-Reference Labs, Inc.*	1,800	39,906
BioScrip, Inc.*	4,447	23,302
Cardinal Health, Inc.	7,600	255,436
CardioNet, Inc.*	2,261	12,390
Chindex International, Inc.*	900	11,277
Community Health Systems, Inc.*	4,000	135,240
Corvel Corp.*	700	23,653
DaVita, Inc.*	6,531	407,796
Emdeon, Inc., Class A*	2,313	28,982
Emeritus Corp.*	1,600	26,096
Ensign Group, Inc.	1,800	29,736
Express Scripts, Inc.*	34,838	1,638,083
Genoptix, Inc.*	1,559	26,815
Gentiva Health Services, Inc.*	900	24,309
Health Management Associates, Inc., Class A*	26,500	205,905
Henry Schein, Inc.*	5,717	313,863
inVentiv Health, Inc.*	945	24,192
IPC The Hospitalist Co., Inc.*	1,517	38,077
Laboratory Corp. of America Holdings*	6,869	517,579
Landauer, Inc.	400	24,352
Lincare Holdings, Inc.*	5,250	170,678
McKesson Corp.	8,418	565,353
Medco Health Solutions, Inc.*	27,804	1,531,444
MEDNAX, Inc.*	1,751	97,373
MWI Veterinary Supply, Inc.*	1,400	70,364
National Research Corp.	100	2,411
Odyssey HealthCare, Inc.*	2,300	61,456
Patterson Cos., Inc.	6,401	182,621
PharMerica Corp.*	2,796	40,989
Providence Service Corp.*	800	11,200
Quest Diagnostics, Inc.	9,813	488,393
RehabCare Group, Inc.*	1,414	30,797
U.S. Physical Therapy, Inc.*	1,000	16,880
UnitedHealth Group, Inc.	377,195	10,712,338
Universal Health Services, Inc., Class B	734	28,002
VCA Antech, Inc.*	5,200	128,752
Virtual Radiologic Corp.*	500	8,580

		18,549,962

Health Care Technology (0.2%)
Allscripts-Misys Healthcare Solutions, Inc.*	7,085	114,069
athenahealth, Inc.*	43,249	1,130,096

	Number of Shares	Value (Note 1)

Cerner Corp.*	4,300	$326,327
Computer Programs & Systems, Inc.	1,300	53,196
Eclipsys Corp.*	6,700	119,528
MedAssets, Inc.*	4,765	109,976
Omnicell, Inc.*	2,500	29,225
Phase Forward, Inc.*	5,300	88,404
SXC Health Solutions Corp.*	1,900	139,175
Vital Images, Inc.*	700	8,925

		2,118,921

Life Sciences Tools & Services (0.6%)
Accelrys, Inc.*	2,200	14,190
Affymetrix, Inc.*	5,874	34,657
Bruker Corp.*	4,100	49,856
Compugen Ltd.*	99,435	331,119
Covance, Inc.*	4,091	209,950
Enzo Biochem, Inc.*	2,000	8,140
eResearchTechnology, Inc.*	3,500	27,580
Furiex Pharmaceuticals, Inc.*	558	5,669
Illumina, Inc.*	68,223	2,969,747
Life Technologies Corp.*	9,792	462,672
Luminex Corp.*	5,000	81,100
Mettler-Toledo International, Inc.*	2,100	234,423
Millipore Corp.*	3,500	373,275
Pharmaceutical Product Development, Inc.	6,700	170,247
QIAGEN N.V.*	59,745	1,148,299
Sequenom, Inc.*	4,900	28,959
Techne Corp.	2,400	137,880
Waters Corp.*	6,100	394,670

		6,682,433

Pharmaceuticals (3.9%)
Abbott Laboratories, Inc.	184,894	8,649,341
Acura Pharmaceuticals, Inc.*	700	1,757
Akorn, Inc.*	4,600	13,662
Allergan, Inc.	76,587	4,461,959
Ardea Biosciences, Inc.*	1,200	24,672
Biodel, Inc.*	900	3,402
BioMimetic Therapeutics, Inc.*	34,618	384,952
BMP Sunstone Corp.*	1,700	8,755
Cadence Pharmaceuticals, Inc.*	2,900	20,329
Caraco Pharmaceutical Laboratories Ltd.*	900	4,248
Cypress Bioscience, Inc.*	2,500	5,750
Depomed, Inc.*	4,100	11,480
Durect Corp.*	6,600	16,038
Eli Lilly and Co.	14,227	476,605
Forest Laboratories, Inc.*	334,545	9,176,569
Impax Laboratories, Inc.*	5,689	108,432
Inspire Pharmaceuticals, Inc.*	8,100	40,419
Johnson & Johnson	151,421	8,942,924
MAP Pharmaceuticals, Inc.*	600	7,872
Medicines Co.*	4,200	31,962
Merck & Co., Inc.	198,243	6,932,558
Mylan, Inc.*	13,865	236,260
Obagi Medical Products, Inc.*	1,400	16,548
Optimer Pharmaceuticals, Inc.*	3,700	34,299
Pain Therapeutics, Inc.*	2,800	15,568

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Perrigo Co.	5,100	$301,257
Pozen, Inc.*	2,100	14,721
Questcor Pharmaceuticals, Inc.*	4,100	41,861
Salix Pharmaceuticals Ltd.*	5,900	230,277
Santarus, Inc.*	5,801	14,387
Sucampo Pharmaceuticals, Inc., Class A*	700	2,471
Teva Pharmaceutical Industries Ltd. (ADR)	48,800	2,537,112
Valeant Pharmaceuticals International*	55,780	2,916,736
Vivus, Inc.*	8,400	80,640
Warner Chilcott plc, Class A*	5,500	125,675
XenoPort, Inc.*	3,500	34,335

		45,925,833

Total Health Care		159,678,639

Industrials (10.1%)
Aerospace & Defense (3.0%)
Aerovironment, Inc.*	33,300	723,609
Alliant Techsystems, Inc.*	2,121	131,629
Applied Signal Technology, Inc.	1,268	24,916
Boeing Co.	37,337	2,342,897
Cubic Corp.	1,439	52,351
DigitalGlobe, Inc.*	1,478	38,871
DynCorp International, Inc., Class A*	100	1,752
GenCorp, Inc.*	4,600	20,148
General Dynamics Corp.	90,264	5,285,860
GeoEye, Inc.*	1,673	52,097
Goodrich Corp.	133,716	8,858,685
Honeywell International, Inc.	47,224	1,843,153
L-3 Communications Holdings, Inc.	85,815	6,079,135
Lockheed Martin Corp.	14,721	1,096,714
Precision Castparts Corp.	8,896	915,576
Rockwell Collins, Inc.	4,989	265,066
Spirit AeroSystems Holdings, Inc., Class A*	3,146	59,963
Stanley, Inc.*	1,400	52,332
Taser International, Inc.*	5,100	19,890
Teledyne Technologies, Inc.*	1,000	38,580
TransDigm Group, Inc.	4,572	233,309
United Technologies Corp.	104,831	6,804,580

		34,941,113

Air Freight & Logistics (1.0%)
C.H. Robinson Worldwide, Inc.	10,711	596,174
Dynamex, Inc.*	300	3,660
Expeditors International of Washington, Inc.	113,633	3,921,475
FedEx Corp.	59,830	4,194,682
Forward Air Corp.	1,173	31,964
Hub Group, Inc., Class A*	1,900	57,019
United Parcel Service, Inc., Class B	43,861	2,495,252

		11,300,226

	Number of Shares	Value (Note 1)

Airlines (0.2%)
Allegiant Travel Co.	1,415	$60,406
AMR Corp.*	13,768	93,347
Continental Airlines, Inc., Class B*	53,563	1,178,386
Delta Air Lines, Inc.*	48,941	575,057
Hawaiian Holdings, Inc.*	6,400	33,088
Southwest Airlines Co.	14,680	163,095
UAL Corp.*	7,650	157,284

		2,260,663

Building Products (0.0%)
AAON, Inc.	1,100	25,641
Armstrong World Industries, Inc.*	1,000	30,180
Lennox International, Inc.	5,400	224,478
Masco Corp.	10,775	115,939
Owens Corning, Inc.*	3,900	116,649
Quanex Building Products Corp.	1,900	32,851
Trex Co., Inc.*	1,900	38,171

		583,909

Commercial Services & Supplies (0.2%)
ABM Industries, Inc.	1,120	23,464
American Reprographics Co.*	3,000	26,190
APAC Customer Services, Inc.*	4,100	23,370
ATC Technology Corp.*	1,539	24,809
Avery Dennison Corp.	1,945	62,493
Cenveo, Inc.*	3,900	21,372
Copart, Inc.*	4,269	152,873
Corrections Corp. of America*	1,111	21,198
Deluxe Corp.	3,500	65,625
EnerNOC, Inc.*	1,185	37,256
GEO Group, Inc.*	4,800	99,600
Healthcare Services Group, Inc.	5,200	98,540
Innerworkings, Inc.*	2,600	17,758
Interface, Inc., Class A	4,300	46,182
Iron Mountain, Inc.	11,393	255,887
Knoll, Inc.	6,000	79,740
Mine Safety Appliances Co.	2,266	56,151
Multi-Color Corp.	800	8,192
Pitney Bowes, Inc.	9,000	197,640
R.R. Donnelley & Sons Co.	6,300	103,131
Republic Services, Inc.	6,434	191,283
Standard Parking Corp.*	500	7,915
Standard Register Co.	400	1,256
Stericycle, Inc.*	5,400	354,132
Sykes Enterprises, Inc.*	4,302	61,217
Team, Inc.*	1,500	19,575
U.S. Ecology, Inc.	1,300	18,941
Waste Connections, Inc.*	3,771	131,570

		2,207,360

Construction & Engineering (0.7%)
Aecom Technology Corp.*	6,000	138,360
Fluor Corp.	42,075	1,788,188
Furmanite Corp.*	2,200	8,734

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Great Lakes Dredge & Dock Corp.	3,935	$23,610
Jacobs Engineering Group, Inc.*	4,638	169,009
KBR, Inc.	5,000	101,700
Michael Baker Corp.*	767	26,768
MYR Group, Inc.*	1,650	27,538
Orion Marine Group, Inc.*	3,400	48,280
Quanta Services, Inc.*	187,450	3,870,843
Shaw Group, Inc.*	49,564	1,696,080

		7,899,110

Electrical Equipment (0.5%)
A123 Systems, Inc.*	89,100	840,213
Acuity Brands, Inc.	2,600	94,588
Advanced Battery Technologies, Inc.*	3,600	11,808
AMETEK, Inc.	6,807	273,301
AZZ, Inc.	1,149	42,249
Baldor Electric Co.	30,546	1,102,100
Broadwind Energy, Inc.*	3,167	8,867
Cooper Industries plc	10,200	448,800
Emerson Electric Co.	47,697	2,083,882
Ener1, Inc.*	3,300	11,154
GrafTech International Ltd.*	5,547	81,097
Hubbell, Inc., Class B	558	22,147
II-VI, Inc.*	2,200	65,186
LaBarge, Inc.*	900	10,269
Polypore International, Inc.*	1,300	29,562
PowerSecure International, Inc.*	1,400	12,726
Regal-Beloit Corp.	2,000	111,560
Rockwell Automation, Inc.	8,700	427,083
Roper Industries, Inc.	4,972	278,233
Thomas & Betts Corp.*	1,560	54,132
Vicor Corp.*	1,600	19,984

		6,028,941

Industrial Conglomerates (1.1%)
3M Co.	44,011	3,476,429
Carlisle Cos., Inc.	1,575	56,905
General Electric Co.	150,600	2,171,652
McDermott International, Inc.*	14,528	314,676
Raven Industries, Inc.	1,300	43,823
Textron, Inc.	8,600	145,942
Tyco International Ltd.	172,185	6,066,078

		12,275,505

Machinery (1.9%)
3D Systems Corp.*	1,300	16,315
Actuant Corp., Class A	3,923	73,870
Ampco-Pittsburgh Corp.	500	10,415
Badger Meter, Inc.	1,800	69,642
Bucyrus International, Inc.	4,600	218,270
Caterpillar, Inc.	38,151	2,291,731
CLARCOR, Inc.	2,298	81,625
CNH Global N.V.*	4,300	97,395
Colfax Corp.*	1,700	17,697
Cummins, Inc.	31,734	2,066,835
Danaher Corp.	29,898	1,109,814
Deere & Co.	24,367	1,356,754
Donaldson Co., Inc.	4,900	208,985
Dover Corp.	8,341	348,570

	Number of Shares	Value (Note 1)

Dynamic Materials Corp.	1,000	$16,040
Eaton Corp.	92,636	6,062,100
Energy Recovery, Inc.*	3,468	13,872
Flow International Corp.*	3,100	7,316
Flowserve Corp.	3,593	304,686
Gardner Denver, Inc.	3,000	133,770
Gorman-Rupp Co.	1,200	30,060
Graco, Inc.	3,310	93,309
Graham Corp.	800	11,992
IDEX Corp.	4,100	117,137
Illinois Tool Works, Inc.	26,800	1,106,304
Joy Global, Inc.	5,683	284,661
Lincoln Electric Holdings, Inc.	2,600	132,574
Lindsay Corp.	1,000	31,690
Met-Pro Corp.	1,200	12,912
Navistar International Corp.*	3,999	196,751
Nordson Corp.	1,360	76,269
Omega Flex, Inc.	300	4,374
Oshkosh Corp.*	5,500	171,380
PACCAR, Inc.	21,318	849,949
Pall Corp.	116,645	4,009,089
Parker Hannifin Corp.	2,800	155,288
Pentair, Inc.	3,275	105,455
PMFG, Inc.*	1,100	16,665
RBC Bearings, Inc.*	1,800	52,182
Sauer-Danfoss, Inc.*	800	9,776
SPX Corp.	2,000	105,620
Sun Hydraulics Corp.	900	21,114
Tennant Co.	2,300	77,786
Toro Co.	2,000	98,240
WABCO Holdings, Inc.*	5,500	173,140
Wabtec Corp.	3,065	122,263

		22,571,682

Marine (0.0%)
Kirby Corp.*	937	35,840

Professional Services (0.2%)
Acacia Research Corp.- Acacia Technologies*	3,307	47,059
Administaff, Inc.	2,600	62,816
Advisory Board Co.*	1,300	55,848
CBIZ, Inc.*	3,600	22,896
CDI Corp.	100	1,553
CoStar Group, Inc.*	2,400	93,120
CRA International, Inc.*	600	11,298
Diamond Management & Technology Consultants, Inc.	3,600	37,116
Dolan Media Co.*	2,100	23,352
Dun & Bradstreet Corp.	3,149	211,361
Exponent, Inc.*	1,800	58,896
Hill International, Inc.*	1,900	7,714
Huron Consulting Group, Inc.*	2,700	52,407
ICF International, Inc.*	909	21,752
IHS, Inc., Class A*	3,030	177,012
Korn/Ferry International*	300	4,170
Manpower, Inc.	20,820	899,008
Navigant Consulting, Inc.*	6,100	63,318
Resources Connection, Inc.*	5,400	73,440
Robert Half International, Inc.	9,712	228,718
Towers Watson & Co., Class A	2,600	101,010

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Verisk Analytics, Inc., Class A*	7,600	$227,240
VSE Corp.	300	9,546

		2,490,650

Road & Rail (1.2%)
Avis Budget Group, Inc.*	6,628	65,087
Celadon Group, Inc.*	2,003	28,323
Con-way, Inc.	1,920	57,638
Heartland Express, Inc.	2,800	40,656
Hertz Global Holdings, Inc.*	11,000	104,060
J.B. Hunt Transport Services, Inc.	5,523	180,436
Kansas City Southern*	3,700	134,495
Landstar System, Inc.	3,000	116,970
Marten Transport Ltd.*	1,496	31,087
Norfolk Southern Corp.	83,465	4,427,818
Old Dominion Freight Line, Inc.*	381	13,388
Union Pacific Corp.	125,127	8,697,578

		13,897,536

Trading Companies & Distributors (0.1%)
Beacon Roofing Supply, Inc.*	3,481	62,727
Fastenal Co.	8,404	421,797
GATX Corp.	1,898	50,639
Houston Wire & Cable Co.	1,400	15,190
Kaman Corp.	2,098	46,408
MSC Industrial Direct Co., Class A	2,700	136,782
TAL International Group, Inc.	300	6,741
Titan Machinery, Inc.*	600	7,878
W.W. Grainger, Inc.	3,902	388,054
WESCO International, Inc.*	2,700	90,909

		1,227,125

Total Industrials		117,719,660

Information Technology (21.7%)
Communications Equipment (3.2%)
ADC Telecommunications, Inc.*	3,000	22,230
Anaren, Inc.*	1,339	20,005
Arris Group, Inc.*	27,371	278,911
Aruba Networks, Inc.*	7,300	103,952
BigBand Networks, Inc.*	2,700	8,154
Ciena Corp.*	836	10,601
Cisco Systems, Inc.*	905,510	19,296,418
Comtech Telecommunications Corp.*	3,300	98,769
DG FastChannel, Inc.*	2,500	81,450
Digi International, Inc.*	400	3,308
EMS Technologies, Inc.*	1,269	19,060
F5 Networks, Inc.*	5,000	342,850
Harmonic, Inc.*	6,860	37,318
Harris Corp.	7,869	327,744
Hughes Communications, Inc.*	600	14,598
Infinera Corp.*	10,300	66,229
Ixia*	2,100	18,039
JDS Uniphase Corp.*	13,100	128,904
Juniper Networks, Inc.*	110,192	2,514,581
Loral Space & Communications, Inc.*	1,058	45,198
NETGEAR, Inc.*	500	8,920
Nokia Oyj (ADR)	118,480	965,612
Oplink Communications, Inc.*	600	8,598

	Number of Shares	Value (Note 1)

Polycom, Inc.*	5,200	$154,908
QUALCOMM, Inc.	380,549	12,497,229
Riverbed Technology, Inc.*	3,800	104,956
ShoreTel, Inc.*	3,000	13,920
Tekelec*	2,126	28,148
ViaSat, Inc.*	2,361	76,874

		37,297,484

Computers & Peripherals (6.0%)
3PAR, Inc.*	2,200	20,482
Apple, Inc.*	147,384	37,071,498
Compellent Technologies, Inc.*	1,100	13,332
Cray, Inc.*	3,600	20,088
Dell, Inc.*	108,705	1,310,982
EMC Corp.*	550,809	10,079,805
Hewlett-Packard Co.	142,559	6,169,953
Immersion Corp.*	1,200	6,072
Intermec, Inc.*	7,500	76,875
Isilon Systems, Inc.*	59,400	762,696
NCR Corp.*	18,360	222,523
NetApp, Inc.*	70,615	2,634,646
Netezza Corp.*	5,700	77,976
Novatel Wireless, Inc.*	3,014	17,300
QLogic Corp.*	7,576	125,913
Quantum Corp.*	28,800	54,144
SanDisk Corp.*	190,251	8,003,860
Seagate Technology*	244,402	3,187,002
Silicon Graphics International Corp.*	300	2,124
STEC, Inc.*	3,341	41,963
Stratasys, Inc.*	1,700	41,752
Super Micro Computer, Inc.*	1,600	21,600
Teradata Corp.*	8,885	270,815
Western Digital Corp.*	3,288	99,166

		70,332,567

Electronic Equipment, Instruments & Components (0.8%)
Agilent Technologies, Inc.*	21,726	617,670
Amphenol Corp., Class A	10,860	426,581
Anixter International, Inc.*	200	8,520
AVX Corp.	300	3,846
Benchmark Electronics, Inc.*	1,000	15,850
Brightpoint, Inc.*	4,906	34,342
Checkpoint Systems, Inc.*	1,400	24,304
Cogent, Inc.*	4,007	36,103
Cognex Corp.	607	10,671
Comverge, Inc.*	1,700	15,232
Corning, Inc.	11,843	191,265
CPI International, Inc.*	100	1,559
Daktronics, Inc.	2,700	20,250
Dolby Laboratories, Inc., Class A*	39,600	2,482,524
DTS, Inc.*	1,400	46,018
Echelon Corp.*	2,400	17,592
FARO Technologies, Inc.*	1,400	26,194
FLIR Systems, Inc.*	9,488	276,006
ICx Technologies, Inc.*	600	4,380
IPG Photonics Corp.*	1,600	24,368
Itron, Inc.*	2,300	142,186
Maxwell Technologies, Inc.*	1,500	17,100
MTS Systems Corp.	500	14,500

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Multi-Fineline Electronix, Inc.*	1,300	$32,448
National Instruments Corp.	3,500	111,230
OSI Systems, Inc.*	1,000	27,770
Park Electrochemical Corp.	1,300	31,733
Plexus Corp.*	1,118	29,895
Power-One, Inc.*	400	2,700
RadiSys Corp.*	2,432	23,153
Rofin-Sinar Technologies, Inc.*	1,083	22,548
Trimble Navigation Ltd.*	7,600	212,800
Tyco Electronics Ltd.	177,980	4,517,132
Universal Display Corp.*	2,300	41,354

		9,509,824

Internet Software & Services (3.1%)
Akamai Technologies, Inc.*	10,919	442,984
Art Technology Group, Inc.*	10,500	35,910
Baidu, Inc. (ADR)*	105,531	7,184,550
comScore, Inc.*	1,500	24,705
Constant Contact, Inc.*	2,900	61,857
DealerTrack Holdings, Inc.*	4,700	77,315
Dice Holdings, Inc.*	1,300	8,996
Digital River, Inc.*	3,675	87,869
DivX, Inc.*	2,200	16,852
eBay, Inc.*	26,536	520,371
Equinix, Inc.*	15,975	1,297,489
Google, Inc., Class A*	33,068	14,713,607
GSI Commerce, Inc.*	33,800	973,440
IAC/InterActiveCorp*	5,007	110,004
InfoSpace, Inc.*	1,600	12,032
Internet Brands, Inc., Class A*	800	8,264
Internet Capital Group, Inc.*	1,900	14,440
j2 Global Communications, Inc.*	4,900	107,016
Keynote Systems, Inc.	200	1,804
Knot, Inc.*	2,300	17,894
Limelight Networks, Inc.*	1,300	5,707
Liquidity Services, Inc.*	1,200	15,552
LivePerson, Inc.*	5,500	37,730
LoopNet, Inc.*	2,400	29,592
MercadoLibre, Inc.*	29,300	1,539,715
Move, Inc.*	841,870	1,725,833
NIC, Inc.	6,200	39,742
Rackspace Hosting, Inc.*	283,200	5,193,888
SAVVIS, Inc.*	4,400	64,900
Stamps.com, Inc.*	1,100	11,275
support.com, Inc.*	2,600	10,816
Terremark Worldwide, Inc.*	4,300	33,583
ValueClick, Inc.*	10,100	107,969
VeriSign, Inc.*	11,600	307,980
VistaPrint N.V.*	2,700	128,223
Vocus, Inc.*	1,300	19,864
WebMD Health Corp.*	3,300	153,219
Yahoo!, Inc.*	35,590	492,210
Zix Corp.*	9,600	21,696

		35,656,893

IT Services (2.0%)
Accenture plc, Class A	37,200	1,437,780
Acxiom Corp.*	5,056	74,273
Alliance Data Systems Corp.*	3,380	201,178
Amdocs Ltd.*	3,325	89,276
Automatic Data Processing, Inc.	31,794	1,280,026

	Number of Shares	Value (Note 1)

Broadridge Financial Solutions, Inc.	10,269	$195,624
CACI International, Inc., Class A*	500	21,240
Cass Information Systems, Inc.	500	17,125
Cognizant Technology Solutions Corp., Class A*	18,564	929,314
CSG Systems International, Inc.*	1,500	27,495
ExlService Holdings, Inc.*	1,200	20,604
Fiserv, Inc.*	6,157	281,129
Forrester Research, Inc.*	1,300	39,338
Global Cash Access Holdings, Inc.*	2,000	14,420
Global Payments, Inc.	5,100	186,354
Hackett Group, Inc.*	3,300	9,273
Heartland Payment Systems, Inc.	4,700	69,748
Hewitt Associates, Inc., Class A*	5,259	181,225
iGATE Corp.	1,800	23,076
Integral Systems, Inc.*	1,400	8,890
International Business Machines Corp.	78,005	9,632,057
Lender Processing Services, Inc.	6,037	189,018
Lionbridge Technologies, Inc.*	9,400	42,958
ManTech International Corp., Class A*	2,100	89,397
Mastercard, Inc., Class A	5,908	1,178,823
MAXIMUS, Inc.	1,465	84,780
MoneyGram International, Inc.*	10,300	25,235
NCI, Inc., Class A*	500	11,290
Online Resources Corp.*	2,300	9,545
Paychex, Inc.	152,822	3,968,787
RightNow Technologies, Inc.*	2,300	36,087
SAIC, Inc.*	18,536	310,293
Sapient Corp.	10,200	103,428
SRA International, Inc., Class A*	1,600	31,472
Syntel, Inc.	1,600	54,320
TeleTech Holdings, Inc.*	3,000	38,670
TNS, Inc.*	3,200	55,808
Virtusa Corp.*	500	4,665
Visa, Inc., Class A	28,462	2,013,687
Western Union Co.	44,459	662,884

		23,650,592

Semiconductors & Semiconductor Equipment (2.7%)
Actel Corp.*	100	1,282
Advanced Analogic Technologies, Inc.*	3,700	11,803
Advanced Energy Industries, Inc.*	2,654	32,618
Advanced Micro Devices, Inc.*	18,681	136,745
Altera Corp.	18,574	460,821
Amkor Technology, Inc.*	13,437	74,038
ANADIGICS, Inc.*	5,100	22,236
Analog Devices, Inc.	18,499	515,382
Applied Materials, Inc.	81,700	982,034
Applied Micro Circuits Corp.*	6,142	64,368
Atheros Communications, Inc.*	4,278	117,816
Atmel Corp.*	25,100	120,480
ATMI, Inc.*	782	11,448
Avago Technologies Ltd.*	6,500	136,890
Broadcom Corp., Class A	238,251	7,855,135

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Cabot Microelectronics Corp.*	212	$7,333
Cavium Networks, Inc.*	4,400	115,236
CEVA, Inc.*	1,200	15,120
Cree, Inc.*	61,130	3,669,634
Cypress Semiconductor Corp.*	10,000	100,400
Diodes, Inc.*	3,900	61,893
DSP Group, Inc.*	24,930	159,303
Energy Conversion Devices, Inc.*	3,700	15,170
Entropic Communications, Inc.*	700	4,438
Exar Corp.*	300	2,079
FEI Co.*	4,106	80,929
First Solar, Inc.*	3,267	371,883
GT Solar International, Inc.*	1,700	9,520
Integrated Device Technology, Inc.*	2,978	14,741
Intel Corp.	341,963	6,651,180
Intersil Corp., Class A	7,372	89,275
IXYS Corp.*	1,500	13,260
Kopin Corp.*	6,811	23,089
Kulicke & Soffa Industries, Inc.*	8,700	61,074
Lam Research Corp.*	8,059	306,726
Lattice Semiconductor Corp.*	4,700	20,398
Linear Technology Corp.	14,142	393,289
Marvell Technology Group Ltd.*	32,900	518,504
Maxim Integrated Products, Inc.	16,186	270,792
Micrel, Inc.	427	4,347
Microchip Technology, Inc.	10,581	293,517
Microtune, Inc.*	4,400	9,372
MIPS Technologies, Inc.*	6,400	32,704
Monolithic Power Systems, Inc.*	4,055	72,422
National Semiconductor Corp.	14,600	196,516
Netlogic Microsystems, Inc.*	74,506	2,026,563
Novellus Systems, Inc.*	5,200	131,872
NVE Corp.*	400	17,412
NVIDIA Corp.*	34,660	353,879
ON Semiconductor Corp.*	26,665	170,123
PLX Technology, Inc.*	2,200	9,218
Power Integrations, Inc.	2,800	90,146
Rambus, Inc.*	6,600	115,632
Rubicon Technology, Inc.*	1,100	32,769
Rudolph Technologies, Inc.*	300	2,265
Sigma Designs, Inc.*	1,800	18,018
Silicon Laboratories, Inc.*	33,461	1,357,178
Skyworks Solutions, Inc.*	11,194	187,947
Standard Microsystems Corp.*	26,400	614,592
Supertex, Inc.*	900	22,194
Teradyne, Inc.*	18,500	180,375
Tessera Technologies, Inc.*	5,600	89,880
Texas Instruments, Inc.	33,707	784,699
Trident Microsystems, Inc.*	2,000	2,840
TriQuint Semiconductor, Inc.*	7,870	48,086
Ultratech, Inc.*	1,900	30,913
Varian Semiconductor Equipment Associates, Inc.*	4,600	131,836
Veeco Instruments, Inc.*	2,300	78,844
Volterra Semiconductor Corp.*	2,100	48,426
Xilinx, Inc.	17,400	439,524
Zoran Corp.*	3,685	35,155

		31,147,626

	Number of Shares	Value (Note 1)

Software (3.9%)
ACI Worldwide, Inc.*	4,400	$85,668
Activision Blizzard, Inc.	9,794	102,739
Actuate Corp.*	4,900	21,805
Adobe Systems, Inc.*	33,228	878,216
Advent Software, Inc.*	1,400	65,744
American Software, Inc., Class A	1,200	5,544
ANSYS, Inc.*	5,541	224,798
ArcSight, Inc.*	1,794	40,168
Autodesk, Inc.*	200,211	4,877,140
Blackbaud, Inc.	5,000	108,850
BMC Software, Inc.*	11,712	405,587
Bottomline Technologies, Inc.*	2,617	34,100
CA, Inc.	19,283	354,807
Citrix Systems, Inc.*	11,432	482,773
CommVault Systems, Inc.*	5,000	112,500
Deltek, Inc.*	1,306	10,892
DemandTec, Inc.*	1,700	11,475
Ebix, Inc.*	1,500	23,520
Electronic Arts, Inc.*	20,511	295,358
EPIQ Systems, Inc.*	3,002	38,816
FactSet Research Systems, Inc.	2,600	174,174
FalconStor Software, Inc.*	3,100	8,184
Informatica Corp.*	5,600	133,728
Interactive Intelligence, Inc.*	1,100	18,073
Intuit, Inc.*	17,067	593,420
Jack Henry & Associates, Inc.	9,701	231,660
JDA Software Group, Inc.*	2,324	51,082
Kenexa Corp.*	2,900	34,800
Lawson Software, Inc.*	4,734	34,558
Manhattan Associates, Inc.*	2,000	55,100
McAfee, Inc.*	9,842	302,346
Mentor Graphics Corp.*	500	4,425
MICROS Systems, Inc.*	5,100	162,537
Microsoft Corp.#	580,806	13,364,346
MicroStrategy, Inc., Class A*	1,100	82,599
NetScout Systems, Inc.*	2,000	28,440
NetSuite, Inc.*	2,200	27,808
Nuance Communications, Inc.*	322,612	4,823,049
Opnet Technologies, Inc.	1,000	14,690
Oracle Corp.	231,597	4,970,072
Parametric Technology Corp.*	13,400	209,978
Pegasystems, Inc.	1,900	61,009
PROS Holdings, Inc.*	1,000	6,500
QAD, Inc.*	1,016	4,196
Radiant Systems, Inc.*	2,200	31,812
Red Hat, Inc.*	178,225	5,157,831
Renaissance Learning, Inc.	800	11,752
Rosetta Stone, Inc.*	689	15,819
Rovi Corp.*	6,211	235,459
Salesforce.com, Inc.*	26,146	2,243,850
Smith Micro Software, Inc.*	2,100	19,971
SolarWinds, Inc.*	1,326	21,269
Solera Holdings, Inc.	4,445	160,909
SonicWALL, Inc.*	500	5,875
Sourcefire, Inc.*	2,800	53,200
SuccessFactors, Inc.*	52,200	1,085,238
Sybase, Inc.*	5,260	340,112
Symantec Corp.*	7,630	105,904
Symyx Technologies, Inc.*	1,400	7,014

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Synchronoss Technologies, Inc.*	1,700	$32,249
Synopsys, Inc.*	5,061	105,623
Take-Two Interactive Software, Inc.*	890	8,010
Taleo Corp., Class A*	3,700	89,873
TeleCommunication Systems, Inc., Class A*	2,700	11,178
THQ, Inc.*	3,700	15,984
TIBCO Software, Inc.*	6,047	72,927
Tyler Technologies, Inc.*	3,100	48,112
Unica Corp.*	1,100	10,538
VASCO Data Security International, Inc.*	2,200	13,574
VMware, Inc., Class A*	22,085	1,382,300
Websense, Inc.*	5,300	100,170

		44,963,827

Total Information Technology		252,558,813

Materials (4.2%)
Chemicals (2.5%)
Air Products & Chemicals, Inc.	26,624	1,725,501
Airgas, Inc.	5,100	317,220
Albemarle Corp.	5,549	220,351
Arch Chemicals, Inc.	700	21,518
Ashland, Inc.	500	23,210
Balchem Corp.	2,250	56,250
Calgon Carbon Corp.*	6,600	87,384
Celanese Corp., Class A	9,924	247,207
CF Industries Holdings, Inc.	3,076	195,172
Dow Chemical Co.	342,632	8,127,231
E.I. du Pont de Nemours & Co.	18,958	655,757
Ecolab, Inc.	15,008	674,009
FMC Corp.	3,916	224,896
Hawkins, Inc.	891	21,455
International Flavors & Fragrances, Inc.	4,700	199,374
Koppers Holdings, Inc.	1,245	27,988
Landec Corp.*	1,900	11,191
LSB Industries, Inc.*	2,300	30,613
Lubrizol Corp.	3,773	303,010
Monsanto Co.	147,895	6,835,707
Mosaic Co.	10,068	392,451
Nalco Holding Co.	170,145	3,481,167
NewMarket Corp.	1,221	106,618
NL Industries, Inc.	300	1,830
Omnova Solutions, Inc.*	5,500	42,955
Potash Corp. of Saskatchewan, Inc.	24,238	2,090,285
PPG Industries, Inc.	1,700	102,697
Praxair, Inc.	19,456	1,478,461
Scotts Miracle-Gro Co., Class A	5,195	230,710
Sherwin-Williams Co.	3,473	240,297
Sigma-Aldrich Corp.	7,711	384,239
Stepan Co.	673	46,053
W.R. Grace & Co.*	1,801	37,893
Zep, Inc.	1,700	29,648

		28,670,348

	Number of Shares	Value (Note 1)

Construction Materials (0.0%)
Eagle Materials, Inc.	5,074	$131,569
Martin Marietta Materials, Inc.	2,800	237,468
United States Lime & Minerals, Inc.*	100	3,852

		372,889

Containers & Packaging (0.1%)
AEP Industries, Inc.*	400	9,552
Ball Corp.	3,866	204,241
Crown Holdings, Inc.*	10,100	252,904
Owens-Illinois, Inc.*	3,747	99,108
Pactiv Corp.*	6,844	190,605
Silgan Holdings, Inc.	3,400	96,492

		852,902

Metals & Mining (1.6%)
Agnico-Eagle Mines Ltd.	18,700	1,136,586
Alcoa, Inc.	9,658	97,160
Allegheny Technologies, Inc.	6,000	265,140
Allied Nevada Gold Corp.*	3,200	62,976
AMCOL International Corp.	700	16,450
Barrick Gold Corp.	36,800	1,671,088
BHP Billiton plc (ADR)	116,270	5,980,929
Cliffs Natural Resources, Inc.	8,264	389,730
Compass Minerals International, Inc.	2,000	140,560
Freeport-McMoRan Copper & Gold, Inc.	67,368	3,983,470
Gerdau Ameristeel Corp.*	10,300	112,270
Newmont Mining Corp.	30,373	1,875,229
Nucor Corp.	44,500	1,703,460
Royal Gold, Inc.	978	46,944
Southern Copper Corp.	10,254	272,141
Stillwater Mining Co.*	900	10,458
United States Steel Corp.	2,500	96,375
Walter Energy, Inc.	3,400	206,890

		18,067,856

Paper & Forest Products (0.0%)
Clearwater Paper Corp.*	300	16,428
Deltic Timber Corp.	900	37,620
International Paper Co.	20,700	468,441
Wausau Paper Corp.*	2,500	16,925

		539,414

Total Materials		48,503,409

Telecommunication Services (0.3%)
Diversified Telecommunication Services (0.1%)
AboveNet, Inc.*	1,150	54,257
Alaska Communications Systems Group, Inc.	4,318	36,660
Cogent Communications Group, Inc.*	5,500	41,690
Consolidated Communications Holdings, Inc.	700	11,907
Global Crossing Ltd.*	3,200	33,824
Neutral Tandem, Inc.*	4,119	46,339
PAETEC Holding Corp.*	15,900	54,219

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

tw telecom, Inc.*	9,503	$158,510
Windstream Corp.	21,341	225,361

		662,767

Wireless Telecommunication Services (0.2%)
American Tower Corp., Class A*	25,188	1,120,866
Crown Castle International Corp.*	17,617	656,409
MetroPCS Communications, Inc.*	12,722	104,193
NII Holdings, Inc.*	8,000	260,160
NTELOS Holdings Corp.	3,800	65,360
SBA Communications Corp., Class A*	7,400	251,674
USA Mobility, Inc.	2,066	26,693

		2,485,355

Total Telecommunication Services		3,148,122

Utilities (0.2%)
Electric Utilities (0.1%)
ITC Holdings Corp.	18,520	979,893

Gas Utilities (0.0%)
EQT Corp.	9,084	328,296

Independent Power Producers & Energy Traders (0.1%)
Calpine Corp.*	117,026	1,488,571

Total Utilities		2,796,760

Total Common Stocks (80.3%) (Cost $934,375,109)		935,215,665

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (2.1%)
Federal Home Loan Bank 0.00%, 7/1/10 (o)(p)	$4,500,000	$4,500,000
U.S. Treasury Bills 0.17%, 11/4/10 #(p)	20,032,000	20,019,941

Total Government Securities		24,519,941

Time Deposit (17.6%)
JPMorgan Chase Nassau 0.000%, 7/1/10	204,447,542	204,447,542

Total Short-Term Investments (19.7%)
(Cost/Amortized Cost $228,965,404)		228,967,483

Total Investments (100.0%) (Cost/Amortized Cost $1,163,340,513)		1,164,183,148
Other Assets Less Liabilities (0.0%)		77,577

Net Assets (100%)		$1,164,260,725

*	Non-income producing.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $20,618,201.
(b)	Illiquid Security.
(o)	Discount Note Security. Effective rate calculated as of June 30, 2010.
(p)	Yield to maturity.

Glossary:

ADR—	American Depositary Receipt

At June 30, 2010, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2010	Unrealized Appreciation/ (Depreciation)
NASDAQ 100 E-Mini Index	1,804	September-10	$67,127,746	$62,707,040	$(4,420,706)
S&P 500 E-Mini Index	2,843	September-10	154,345,045	145,931,190	(8,413,855)
S&P MidCap 400 E-Mini Index	147	September-10	11,228,233	10,437,000	(791,233)

					$(13,625,794)

The following is a summary of the inputs used to value the Portfolio's assets and liabilities carried at fair value as of June 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

See Notes to Portfolio of Investments.

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MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including Quoted Prices for Similar Securities, Interest Rates, Prepayment Speeds, Credit Risk, etc.)	Level 3 Significant Unobservable Inputs (Including the Portfolio’s Own Assumptions in Determining the Fair Value of Investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$141,391,676	$—	$—	$141,391,676
Consumer Staples	67,995,828	—	—	67,995,828
Energy	72,076,340	—	—	72,076,340
Financials	66,196,418	—	3,150,000	69,346,418
Health Care	159,678,639	—	—	159,678,639
Industrials	117,719,660	—	—	117,719,660
Information Technology	252,558,813	—	—	252,558,813
Materials	48,503,409	—	—	48,503,409
Telecommunication Services	3,148,122	—	—	3,148,122
Utilities	2,796,760	—	—	2,796,760
Short-Term Investments	—	228,967,483	—	228,967,483

Total Assets	$932,065,665	$228,967,483	$3,150,000	$1,164,183,148

Liabilities:
Futures	$(13,625,794)	$—	$—	$(13,625,794)

Total Liabilities	$(13,625,794)	$—	$—	$(13,625,794)

Total	$918,439,871	$228,967,483	$3,150,000	$1,150,557,354

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities-Financials
Balance as of 12/31/09	$2,700,030
Total gains or losses (realized/unrealized) included in earnings	449,991
Purchases, sales, issuances, and settlements (net)	(21)
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of 6/30/10	$3,150,000
The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 6/30/10.	$450,000

See Notes to Portfolio of Investments.

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MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2010:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	—	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$—

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	(13,625,794	)*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$(13,625,794)

* Includes cumulative appreciation/depreciation of futures contracts as reported in Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2010:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	(16,039,020)	—	—	(16,039,020)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(16,039,020)	$—	$—	$(16,039,020)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	(13,666,504)	—	—	(13,666,504)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(13,666,504)	$—	$—	$(13,666,504)

The Portfolio held futures contracts with an average notional balance of approximately $55,325,000 during the six months ended June 30, 2010.

^ This Portfolio held futures contracts to gain or reduce exposure to the financial markets.

See Notes to Portfolio of Investments.

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MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

Investment security transactions for the six months ended June 30, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$263,055,449
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$569,694,261

As of June 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$87,527,863
Aggregate gross unrealized depreciation	(118,695,409)

Net unrealized depreciation	$(31,167,546)

Federal income tax cost of investments	$1,195,350,694

The Portfolio has a net capital loss carryforward of $1,341,531,077 of which $197,479,160 expires in the year 2010, $67,203,341 expires in the year 2011, $5,225,109 expires in the year 2015, $741,643,309 expires in the year 2016, and $329,980,158 expires in the year 2017.

Included in the capital loss carryforward amounts at December 31, 2009 are $51,108,612 of losses acquired from the Multimanager Health Care Portfolio as a result of a tax free reorganization that occurred during the year 2009. Certain capital loss carryforwards may be subject to limitations on use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use.

See Notes to Portfolio of Investments.

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MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2010 (Unaudited)

ASSETS
Investments at value (Cost $1,163,340,513)	$1,164,183,148
Cash	217,547
Foreign cash (Cost $4,466)	4,382
Receivable for securities sold	16,418,653
Dividends, interest and other receivables	844,045
Receivable from Separate Accounts for Trust shares sold	92,164
Other assets	9,158

Total assets	1,181,769,097

LIABILITIES
Payable for securities purchased	13,764,570
Variation margin payable on futures contracts	2,209,665
Investment management fees payable	589,345
Payable to Separate Accounts for Trust shares redeemed	454,540
Administrative fees payable	168,350
Distribution fees payable - Class B	79,855
Trustees’ fees payable	42,767
Accrued expenses	199,280

Total liabilities	17,508,372

NET ASSETS	$1,164,260,725

Net assets were comprised of:
Paid in capital	$2,467,931,627
Accumulated undistributed net investment income (loss)	8,434,532
Accumulated undistributed net realized gains (losses) on investments, futures and foreign currency transactions	(1,299,322,872)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	(12,782,562)

Net assets	$1,164,260,725

Class A
Net asset value, offering and redemption price per share, $798,397,811 / 37,266,481 shares outstanding (unlimited amount authorized: $0.001 par value)	$21.42

Class B
Net asset value, offering and redemption price per share, $365,862,914 / 17,394,106 shares outstanding (unlimited amount authorized: $0.001 par value)	$21.03

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2010 (Unaudited)

INVESTMENT INCOME
Dividends (net of $10,233 foreign withholding tax)	$8,064,529
Interest	24,776
Securities lending (net)	100,383

Total income	8,189,688

EXPENSES
Investment management fees	3,793,974
Administrative fees	1,080,702
Distribution fees - Class B	520,360
Custodian fees	85,383
Printing and mailing expenses	79,471
Professional fees	44,990
Trustees’ fees	11,145
Miscellaneous	11,674

Gross expenses	5,627,699
Less: Fees paid indirectly	(83,918)

Net expenses	5,543,781

NET INVESTMENT INCOME (LOSS)	2,645,907

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	86,154,522
Foreign currency transactions	2,314
Futures	(16,039,020)

Net realized gain (loss)	70,117,816

Change in unrealized appreciation (depreciation) on:
Securities	(164,199,461)
Foreign currency translations	(9,957)
Futures	(13,666,504)

Net change in unrealized appreciation (depreciation)	(177,875,922)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(107,758,106)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(105,112,199)

See Notes to Financial Statements.

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MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,645,907	$8,894,534
Net realized gain (loss) on investments, futures and foreign currency transactions	70,117,816	(147,734,217)
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	(177,875,922)	441,427,369

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(105,112,199)	302,587,686

DIVIDENDS:
Dividends from net investment income
Class A	—	(3,019,256)
Class B	—	(373,122)

TOTAL DIVIDENDS	—	(3,392,378)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 406,664 and 991,090 shares, respectively ]	9,745,806	18,808,002
Capital shares issued in connection with merger (Note 8)[ 0 and 2,497,130 shares, respectively ]	—	55,141,362
Capital shares issued in reinvestment of dividends [ 0 and 131,678 shares, respectively ]	—	3,019,256
Capital shares repurchased [ (2,258,736) and (5,019,566) shares, respectively ]	(53,515,492)	(96,428,678)

Total Class A transactions	(43,769,686)	(19,460,058)

Class B
Capital shares sold [ 663,249 and 1,188,359 shares, respectively ]	15,397,658	23,460,870
Capital shares issued in connection with merger (Note 8)[ 0 and 13,092,839 shares, respectively ]	—	283,699,895
Capital shares issued in reinvestment of dividends [ 0 and 16,553 shares, respectively ]	—	373,122
Capital shares repurchased [ (2,007,954) and (2,475,629) shares, respectively ]	(46,688,306)	(48,739,273)

Total Class B transactions	(31,290,648)	258,794,614

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(75,060,334)	239,334,556

TOTAL INCREASE (DECREASE) IN NET ASSETS	(180,172,533)	538,529,864
NET ASSETS:
Beginning of period	1,344,433,258	805,903,394

End of period (a)	$1,164,260,725	$1,344,433,258

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$8,434,532	$5,788,625

See Notes to Financial Statements.

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MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (p)

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
Class A		2009	2008		2007	2006	2005
Net asset value, beginning of period	$23.37	$17.03	$32.11		$28.78	$27.36	$25.23

Income (loss) from investment operations:
Net investment income (loss)	0.06 (e)	0.19 (e)	0.08	(e)	0.04 (e)	0.05 (e)	(0.02	)(e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(2.01)	6.23	(15.09)		3.32	1.42	2.15

Total from investment operations	(1.95)	6.42	(15.01)		3.36	1.47	2.13

Capital contribution from affiliate (†)	—	—	0.06		—	—	—

Less distributions:
Dividends from net investment income	—	(0.08)	(0.13)		(0.03)	(0.05)	—

Net asset value, end of period	$21.42	$23.37	$17.03		$32.11	$28.78	$27.36

Total return (b)	(8.30)%	37.69%	(46.55	)%(n)	11.69%	5.38%	8.44%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$798,398	$914,031	$690,098		$2,638,093	$2,332,898	$2,122,576
Ratio of expenses to average net assets:
After fees paid indirectly (a)	0.77%	0.67%	0.77%		0.72%	0.78%	0.73%
Before fees paid indirectly (a)	0.78%	0.82%	0.79%		0.79%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)	0.48%	0.96%	0.31%		0.14%	0.20%	(0.07)%
Before fees paid indirectly (a)	0.47%	0.81%	0.30%		0.07%	0.18%	(0.14)%
Portfolio turnover rate	22%	91%	98%		87%	90%	96%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (p)

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
Class B		2009		2008		2007		2006		2005
Net asset value, beginning of period	$22.97	$16.74		$31.56		$28.33		$26.96		$24.91

Income (loss) from investment operations:
Net investment income (loss)	0.03 (e)	0.16	(e)	0.02	(e)	(0.03	)(e)	(0.01	)(e)	(0.08	)(e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(1.97)	6.09		(14.82)		3.26		1.38		2.13

Total from investment operations	(1.94)	6.25		(14.80)		3.23		1.37		2.05

Capital contribution from affiliate (†)	—	—		0.07		—		—		—

Less distributions:
Dividends from net investment income	—	(0.02)		(0.09)		—		—		—

Net asset value, end of period	$21.03	$22.97		$16.74		$31.56		$28.33		$26.96

Total return (b)	(8.41)%	37.34%		(46.68	)%(o)	11.40%		5.08%		8.23%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$365,863	$430,402		$115,805		$244,593		$261,648		$267,802
Ratio of expenses to average net assets:
After fees paid indirectly (a)	1.02%	0.92%		1.02%		0.97%		1.03%		0.98%
Before fees paid indirectly (a)	1.03%	1.07	%(c)	1.04%		1.04%		1.05%		1.05%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)	0.23%	0.79%		0.08%		(0.10)%		(0.05)%		(0.32)%
Before fees paid indirectly (a)	0.22%	0.65%		0.06%		(0.18)%		(0.07)%		(0.39)%
Portfolio turnover rate	22%	91%		98%		87%		90%		96%

†	The capital contribution from affiliate is related to certain adjustments to historic net asset values.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expense.
(e)	Net investment income are based on average shares outstanding.
(n)	Includes a gain incurred resulting from a litigation payment. Without this gain, the total return would have been (46.77)%.
(o)	Includes a gain incurred resulting from a litigation payment. Without this gain, the total return would have been (46.87)%.
(p)	On September 18, 2009, this Portfolio received, through a substitution transaction, the assets and liabilities of the Multimanager Health Care Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2009 represents the results of operations of the Multimanager Aggressive Equity Portfolio.

See Notes to Financial Statements.

MULTIMANAGER CORE BOND PORTFOLIO (Unaudited)

Distribution of Assets by Sector As of 6/30/2010	% of Net Assets
Government Securities	66.0%
Corporate Bonds	32.4
Asset-Backed and Mortgage-Backed Securities	7.3
Convertible Preferred Stocks	0.1
Options Purchased	0.0 #
Cash and Other	(5.8)

Total	100.0%

# Less than 0.05%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2010 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Expenses Paid During Period* 1/1/10 - 6/30/10
Class A
Actual	$1,000.00	$1,052.10	$3.51
Hypothetical (5% average return before expenses)	1,000.00	1,021.37	3.46
Class B
Actual	1,000.00	1,050.70	4.78
Hypothetical (5% average return before expenses)	1,000.00	1,020.13	4.71

*   Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.69% and 0.94%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

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MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)

LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (7.3%)
Asset-Backed Securities (2.4%)
Aegis Asset Backed Securities Trust,
Series 2006-1 A1 0.427%, 1/25/37(l)	$131,568	$130,365
AEP Texas Central Transition Funding LLC,
Series 2002-1 A5 6.250%, 1/15/17	150,000	176,192
American Money Management Corp.,
Series 2006-6A A1A 0.722%, 5/3/18(l)§†(b)	2,500,000	2,354,782
Ameriquest Mortgage Securities, Inc.,
Series 2004-R11 A1 0.650%, 11/25/34(l)	708,205	543,623
Bank of America Auto Trust,
Series 2009-2A A2 1.160%, 2/15/12§	2,854,574	2,857,318
Series 2009-2A A3 2.130%, 9/15/13§	4,500,000	4,559,576
Bank of America Credit Card Trust,
Series 2008-A5 A5 1.550%, 12/16/13(l)	3,900,000	3,938,361
BMW Vehicle Owner Trust,
Series 2010-A A3 1.390%, 4/25/14	100,000	100,527
Capital One Multi-Asset Execution Trust,
Series 2005-A7 A7 4.700%, 6/15/15	750,000	802,739
Series 2007-A7 A7 5.750%, 7/15/20	125,000	146,400
Chase Issuance Trust,
Series 2007-A17 A 5.120%, 10/15/14	1,500,000	1,628,363
Series 2009-A2 A2 1.900%, 4/15/14(l)	9,800,000	10,023,389
Series 2009-A7 A7 0.800%, 9/17/12(l)	5,435,000	5,438,213
Citibank Credit Card Issuance Trust,
Series 2003-A10 A10 4.750%, 12/10/15	200,000	219,407
Series 2003-A7 A7 4.150%, 7/7/17	600,000	647,521
Series 2005-A2 A2 4.850%, 3/10/17	125,000	138,875
Series 2005-A9 A9 5.100%, 11/20/17	250,000	281,979
Series 2006-A3 A3 5.300%, 3/15/18	500,000	571,564
Series 2007-A8 A8 5.650%, 9/20/19	325,000	381,829
Series 2008-A1 A1 5.350%, 2/7/20	250,000	290,420
Series 2009-A4 A4 4.900%, 6/23/16	250,000	277,007
Daimler Chrysler Auto Trust,
Series 2006-D A4 4.940%, 2/8/12	1,748,264	1,769,962
Delta Air Lines, Inc.,
Series 01A2 7.111%, 9/18/11	4,000,000	4,165,000

	Principal Amount	Value (Note 1)

EFS Volunteer LLC,
Series 2010-1 A1 1.389%, 10/26/26(l)§†	$2,000,000	$1,998,131
Ford Credit Auto Owner Trust,
Series 2007-B A4A 5.240%, 7/15/12	100,000	103,540
Series 2008-A A4 4.370%, 10/15/12	250,000	259,281
Series 2008-C A3 1.770%, 6/15/12(l)	8,598,156	8,637,061
Series 2009-E A2 0.800%, 3/15/12	15,200,000	15,192,557
GSAA Home Equity Trust,
Series 2006-5 2A1 0.417%, 3/25/36(l)	212,441	117,170
Mid-State Trust,
Series 4 A 8.330%, 4/1/30	184,539	184,223
Nissan Auto Receivables Owner Trust,
Series 2009-A A2 2.940%, 7/15/11	973,713	975,935
PG&E Energy Recovery Funding LLC,
Series 2005-1 A5 4.470%, 12/25/14	250,000	267,777
Renaissance Home Equity Loan Trust,
Series 2003-3 A 0.847%, 12/25/33(l)	201,635	157,836
SLM Student Loan Trust,
Series 2005-4 A2 0.396%, 4/26/21(l)	1,248,380	1,241,060
Series 2008-5 A2 1.416%, 10/25/16(l)	4,140,000	4,206,003
Series 2008-5 A3 1.616%, 1/25/18(l)	1,930,000	1,996,913
Series 2008-5 A4 2.016%, 7/25/23(l)	3,250,000	3,474,115
Series 2008-9 A 1.816%, 4/25/23(l)	17,318,474	18,118,764
Series 2010-C A1 1.846%, 12/15/17(l)§(b)	1,670,000	1,670,000
Structured Asset Receivables Trust,
Series 2003-2A CTFS 0.705%, 1/21/11(l)§†(b)	976	976
Wells Fargo Home Equity Trust,
Series 2005-2 AII2 0.587%, 10/25/35(l)	34,490	33,956

		100,078,710

Non-Agency CMO (4.9%)
American Home Mortgage Investment Trust,
Series 2004-3 5A 2.514%, 10/25/34(l)	281,136	234,677
Arkle Master Issuer plc,
Series 2010-1A 2A 1.534%, 5/17/60(l)§	2,490,000	2,475,657
Banc of America Alternative Loan Trust,
Series 2004-5 4A1 5.000%, 6/25/19	265,575	265,628
Banc of America Commercial Mortgage, Inc.,
Series 2001-1 A2 6.503%, 4/15/36	909,757	926,602

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)

Series 2002-PB2 A4 6.186%, 6/11/35	$1,574,621	$1,643,924
Series 2005-1 A4 5.217%, 11/10/42(l)	700,000	721,582
Series 2006-6 A4 5.356%, 10/10/45	250,000	254,156
Series 2007-2 A2 5.634%, 4/10/49(l)	1,000,000	1,020,790
Series 2007-2 A4 5.867%, 4/10/49(l)	1,500,000	1,455,851
Series 2007-3 A4 5.837%, 6/10/49(l)	4,380,000	4,311,174
Banc of America Funding Corp.,
Series 2006-A 1A1 4.361%, 2/20/36(l)	1,348,936	1,264,929
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2007-4 22A1 5.898%, 6/25/47(l)	613,154	456,856
Bear Stearns Commercial Mortgage Securities, Inc.,
Series 2000-WF2 A2 7.320%, 10/15/32(l)	99,027	98,948
Series 2003-T12 A4 4.680%, 8/13/39(l)	1,825,000	1,916,687
Series 2004-T16 A6 4.750%, 2/13/46(l)	1,340,000	1,369,708
Series 2005-PWR7 A3 5.116%, 2/11/41(l)	600,000	645,109
Series 2006-PW14 A4 5.201%, 12/11/38	400,000	411,232
Series 2006-T24 A4 5.537%, 10/12/41	825,000	848,148
Series 2007-PW16 A4 5.907%, 6/11/40(l)	1,000,000	1,017,565
Chase Commercial Mortgage Securities Corp.,
Series 2000-3 A2 7.319%, 10/15/32	260,248	260,986
Citigroup Commercial Mortgage Trust, Inc.,
Series 2007-C6 A4 5.888%, 12/10/49(l)	500,000	505,161
Series 2008-C7 A4 6.297%, 12/10/49(l)	2,259,313	2,346,530
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-AR1 1A1 2.810%, 10/25/35(l)	6,187,598	4,831,717
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2007-CD4 A2B 5.205%, 12/11/49	300,000	308,686
Citimortgage Alternative Loan Trust,
Series 2007-A8 A1 6.000%, 10/25/37	2,268,038	1,746,054
Commercial Mortgage Pass Through Certificates,
Series 2005-LP5 A4 4.982%, 5/10/43(l)	1,400,000	1,461,872
Countrywide Alternative Loan Trust,
Series 2003-J3 2A1 6.250%, 12/25/33	123,770	126,251
Series 2006-OA21 A1 0.538%, 3/20/47(l)	1,101,955	559,967
Series 2006-OA22 A1 0.507%, 2/25/47(l)	427,785	247,981

	Principal Amount	Value (Note 1)

Series 2006-OA6 1A2 0.557%, 7/25/46(l)	$259,556	$137,003
Series 2007-OH1 A1D 0.557%, 4/25/47(l)	422,608	213,173
Countrywide Home Loan Mortgage Pass Through Trust,
Series 2006-OA5 2A1 0.547%, 4/25/46(l)	453,725	227,654
Credit Suisse Commercial Mortgage Trust,
Series 2007-C3 A2 5.912%, 6/15/39(l)	4,100,000	4,196,029
Credit Suisse Mortgage Capital Certificates,
Series 2006-8 3A1 6.000%, 10/25/21	473,450	368,625
Series 2006-C4 A3 5.467%, 9/15/39	1,000,000	1,010,072
Series 2006-C5 A3 5.311%, 12/15/39	3,000,000	2,871,405
Series 2010-RR1 2A 5.695%, 9/17/40(l)§	4,800,000	4,715,013
Series 2010-RR1 3A 5.837%, 6/10/49(l)§	4,800,000	4,940,503
CS First Boston Mortgage Securities Corp.,
Series 2001-CK6 A3 6.387%, 8/15/36	439,409	455,953
Series 2002-CKS4 A2 5.183%, 11/15/36	1,525,000	1,600,439
Series 2002-CP3 A3 5.603%, 7/15/35	2,160,000	2,269,826
Series 2002-CP5 A2 4.940%, 12/15/35	2,065,000	2,162,265
Series 2003-C3 A5 3.936%, 5/15/38	2,220,000	2,281,138
Series 2004-C2 A1 3.819%, 5/15/36	372,274	375,448
Series 2004-C4 A6 4.691%, 10/15/39	600,000	608,772
Series 2004-C5 A4 4.829%, 11/15/37	1,000,000	1,028,217
CW Capital Cobalt Ltd.,
Series 2007-C3 A4 6.015%, 5/15/46(l)	567,500	545,458
Deutsche Bank AG,
Series 2006-OA1 A1 0.547%, 2/25/47(l)	238,132	128,568
DLJ Commercial Mortgage Corp.,
Series 2000-CKP1 A1B 7.180%, 11/10/33	225,054	224,977
EMF-NL B.V.,
Series 2008-1X A1 1.544%, 10/17/39(l)(m)	834,787	990,229
Series 2008-1X A3 1.894%, 10/17/41(l)(m)	500,000	421,929
Series 2008-2X A2 1.644%, 7/17/41(l)(m)	1,200,000	1,018,967
First Horizon Alternative Mortgage Securities Trust,
Series 2006-FA2 1A5 6.000%, 5/25/36	1,268,240	926,332
First Republic Mortgage Loan Trust,
Series 2001-FRB1 A 0.700%, 11/15/31(l)	487,765	403,181

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)

First Union National Bank Commercial Mortgage Trust,
Series 2001-C4 A2 6.223%, 12/12/33	$1,903,420	$1,968,794
GE Capital Commercial Mortgage Corp.,
Series 2004-C3 A3 4.865%, 7/10/39(l)	600,000	608,836
Series 2007-C1 A4 5.543%, 12/10/49	1,500,000	1,424,335
GMAC Commercial Mortgage Securities, Inc.,
Series 2000-C3 A2 6.957%, 9/15/35	1,093,464	1,103,429
Series 2002-C3 A2 4.930%, 7/10/39	2,075,000	2,170,624
Series 2004-C3 A5 4.864%, 12/10/41	700,000	709,178
Greenwich Capital Commercial Funding Corp.,
Series 2004-GG1 A4 4.755%, 6/10/36	259,696	261,243
Series 2005-GG3 A4 4.799%, 8/10/42(l)	1,333,000	1,384,523
Series 2006-GG7 A4 6.085%, 7/10/38(l)	1,250,000	1,302,820
Series 2007-GG9 A4 5.444%, 3/10/39	950,000	951,717
GS Mortgage Securities Corp. II,
Series 2001-LIBA A2 6.615%, 2/14/16§	3,000,000	3,100,846
Series 2001-LIBA C 6.733%, 2/14/16§	2,200,000	2,275,534
Series 2004-GG2 A6
5.396%, 8/10/38(l)	1,027,000	1,082,159
Series 2005-GG4 A4 4.761%, 7/10/39	1,000,000	1,014,629
Series 2006-GG6 A4 5.553%, 4/10/38(l)	1,000,000	1,015,109
Series 2006-GG8 A2 5.479%, 11/10/39	750,000	764,472
GSR Mortgage Loan Trust,
Series 2004-9 4A1 2.973%, 8/25/34(l)	1,001,957	940,349
Series 2005-AR4 6A1 5.250%, 7/25/35(l)	4,115,489	3,917,604
Series 2005-AR6 2A1 2.943%, 9/25/35(l)	1,449,798	1,365,844
Series 2006-AR2 2A1 3.308%, 4/25/36(l)	612,560	490,512
Hilton Hotel Pool Trust,
Series 2000-HLTA B 0.848%, 10/3/15(l)§	5,600,000	5,594,629
Series 2000-HLTA C 7.458%, 10/3/15§	3,000,000	3,048,474
Holmes Master Issuer, plc,
Series 2007-2A 3A1 0.383%, 7/15/21(l)	2,850,000	2,808,244
Homebanc Mortgage Trust,
Series 2005-4 A1 0.617%, 10/25/35(l)	684,855	484,397
Impac CMB Trust,
Series 2003-8 2A1 1.247%, 10/25/33(l)	151,237	118,518

	Principal Amount	Value (Note 1)

JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2001-C1 A3 5.857%, 10/12/35	$1,590,819	$1,642,458
Series 2001-CIB2 A3 6.429%, 4/15/35	388,702	398,933
Series 2001-CIBC A3 6.260%, 3/15/33	1,176,353	1,191,151
Series 2003-CB7 A4 4.879%, 1/12/38(l)	1,000,000	1,050,293
Series 2004-CB8 A1A 4.158%, 1/12/39§	948,072	957,488
Series 2005-LDP1 A3 4.865%, 3/15/46	2,000,000	2,047,582
Series 2005-LDP3 A4B 4.996%, 8/15/42(l)	1,275,000	1,159,887
Series 2006-CB15 A4 5.814%, 6/12/43(l)	785,000	818,477
Series 2006-LDP9 A1S 5.284%, 5/15/47	1,375,718	1,408,566
Series 2007-CB18 A4 5.440%, 6/12/47	1,350,000	1,348,254
Series 2007-LD12 A2 5.827%, 2/15/51	1,000,000	1,036,040
JP Morgan Mortgage Trust,
Series 2006-S2 2A2 5.875%, 7/25/36	199,508	173,457
Series 2007-A1 3A3 3.359%, 7/25/35(l)	961,731	874,170
Series 2007-S1 1A2 5.500%, 3/25/22	201,445	186,588
LB-UBS Commercial Mortgage Trust,
Series 2002-C2 A4 5.594%, 6/15/31	2,089,000	2,191,233
Series 2003-C7 A2 4.064%, 9/15/27(l)	230,784	231,005
Series 2004-C2 A4 4.367%, 3/15/36	1,800,000	1,841,198
Series 2004-C7 A1A 4.475%, 10/15/29	1,896,505	1,925,136
Series 2004-C8 A4 4.510%, 12/15/29	1,300,000	1,325,841
Series 2005-C7 A4 5.197%, 11/15/30(l)	300,000	315,920
Series 2007-C1 A4 5.424%, 2/15/40	4,000,000	3,981,621
Series 2007-C6 A4 5.858%, 7/15/40(l)	1,500,000	1,475,772
Series 2007-C7 A3 5.866%, 9/15/45(l)	3,940,000	3,935,323
MASTR Alternative Loans Trust,
Series 2004-4 1A1 5.500%, 5/25/34	725,512	736,411
Merrill Lynch Mortgage Investors, Inc.,
Series 2003-A1 3A 2.046%, 12/25/32(l)	241,196	231,907
Series 2005-A10 A 0.557%, 2/25/36(l)	1,963,903	1,409,107
Merrill Lynch Mortgage Trust,
Series 2004-KEY2 A4 4.864%, 8/12/39(l)	900,000	926,168

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)

Series 2007-C1 A4 6.020%, 6/12/50(l)	$1,000,000	$1,009,385
Series 2008-C1 A3 5.710%, 2/12/51	300,000	305,168
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 2007-5 A4 5.378%, 8/12/48	2,700,000	2,508,393
Series 2007-6 A4 5.485%, 3/12/51(l)	150,000	139,365
Morgan Stanley,
Series 2009-GG10 A4A 5.999%, 8/12/45(l)§	1,800,000	1,886,990
Morgan Stanley Capital I, Inc.,
Series 2004-IQ8 A5 5.110%, 6/15/40(l)	600,000	630,720
Series 2005-HQ5 A4 5.168%, 1/14/42	1,194,000	1,253,163
Series 2005-IQ9 A5 4.700%, 7/15/56	1,875,000	1,916,563
Series 2006-HQ8 A3 5.610%, 3/12/44(l)	667,000	673,609
Series 2007-HQ13 A1 5.357%, 12/15/44	3,348,990	3,392,505
Series 2007-IQ14 A2 5.610%, 4/15/49	1,000,000	1,024,437
Series 2007-IQ15 A4 6.075%, 6/11/49(l)	3,450,000	3,476,885
Series 2007-T25 A3 5.514%, 11/12/49(l)	1,500,000	1,610,584
Series 2007-T27 A4 5.802%, 6/11/42(l)	1,210,000	1,271,713
Morgan Stanley Dean Witter Capital I,
Series 2001-TOP5 A4 6.390%, 10/15/35	591,760	615,948
Series 2002-IQ2 A4 5.740%, 12/15/35	1,687,775	1,758,037
OBP Depositor LLC Trust,
Series 2010-OBP A 4.646%, 7/15/45§(b)	2,600,000	2,599,984
RBSCF Trust,
Series 2010-RR3 CSCA 5.467%, 9/16/39(l)§†	800,000	843,986
Series 2010-RR3 JPMA 5.420%, 1/16/49(l)§†	2,500,000	2,611,806
Residential Accredit Loans, Inc.,
Series 2006-QS2 1A9 5.500%, 2/25/36	1,151,098	722,344
Salomon Brothers Mortgage Securities VII, Inc.,
Series 2001-C2 A3 6.499%, 11/13/36	2,076,292	2,146,898
Sequoia Mortgage Trust,
Series 10 2A1 0.728%, 10/20/27(l)	65,905	54,317
Series 2003-4 2A1 0.698%, 7/20/33(l)	172,874	141,793
Station Place Securitization Trust,
Series 2009-1 A 1.847%, 1/25/40(l)§	2,785,000	2,785,000
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-19XS 1A1 0.667%, 10/25/35(l)	459,972	258,287
Structured Asset Mortgage Investments, Inc.,
Series 2005-AR5 A1 0.598%, 7/19/35(l)	406,277	258,336

	Principal Amount	Value (Note 1)

Series 2005-AR5 A2 0.598%, 7/19/35(l)	$1,977,421	$1,557,375
Series 2006-AR3 12A1 0.567%, 5/25/36(l)	1,719,278	894,199
Thornburg Mortgage Securities Trust,
Series 2007-1 A3A 0.447%, 3/25/37(l)	1,186,326	1,130,871
TIAA Seasoned Commercial Mortgage Trust,
Series 2007-C4 A3 6.071%, 8/15/39(l)	985,000	1,051,826
UBS Commercial Mortgage Trust,
Series 2007-FL1 A1 1.250%, 7/15/24(l)§	2,293,709	1,976,050
Wachovia Bank Commercial Mortgage Trust,
Series 2003-C8 A4 4.964%, 11/15/35(l)	2,300,000	2,434,900
Series 2004-C11 A5 5.215%, 1/15/41(l)	975,000	1,023,170
Series 2005-C17 APB 5.037%, 3/15/42	1,467,944	1,533,796
Series 2005-C20 A6A 5.110%, 7/15/42(l)	2,290,000	2,388,514
Series 2005-C22 A4 5.445%, 12/15/44(l)	1,320,000	1,395,733
Series 2007-C31 A2 5.421%, 4/15/47	1,500,000	1,533,101
Series 2007-C33 A4 6.099%, 2/15/51(l)	1,700,000	1,673,493
WaMu Mortgage Pass-Through Certificates,
Series 2002-AR9 1A 1.821%, 8/25/42(l)	91,343	77,664
Series 2003-AR1 A5 2.386%, 3/25/33(l)	824,811	735,736
Series 2005-AR7 A4 4.185%, 8/25/35(l)	676,572	561,642
Series 2007-OA4 1A 1.191%, 5/25/47(l)	522,052	291,539
Wells Fargo Mortgage Backed Securities Trust,
Series 2005-AR12 2A4 2.921%, 7/25/35(l)	571,531	550,293
Series 2006-AR12 2A1 5.991%, 9/25/36(l)	640,983	580,397

		199,868,924

Total Asset-Backed and Mortgage-Backed Securities		299,947,634

Corporate Bonds (32.4%)
Consumer Discretionary (1.2%)
Automobiles (0.1%)
Daimler Finance N.A. LLC
5.750%, 9/8/11	2,350,000	2,447,154
6.500%, 11/15/13	1,319,000	1,476,273

		3,923,427

Hotels, Restaurants & Leisure (0.0%)
International Game Technology
7.500%, 6/15/19	75,000	87,091
5.500%, 6/15/20	100,000	103,162

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)

Marriott International, Inc.
5.625%, 2/15/13	$250,000	$266,347
McDonald’s Corp.
6.300%, 3/1/38	682,000	832,850
Yum! Brands, Inc.
4.250%, 9/15/15	250,000	265,264
5.300%, 9/15/19	150,000	161,280
6.875%, 11/15/37	100,000	114,798

		1,830,792

Household Durables (0.0%)
Fortune Brands, Inc.
3.000%, 6/1/12	250,000	253,012
6.375%, 6/15/14	100,000	111,309
Toll Brothers Finance Corp.
8.910%, 10/15/17	200,000	223,043
6.750%, 11/1/19	125,000	122,536
Whirlpool Corp.
8.000%, 5/1/12	115,000	125,806
8.600%, 5/1/14	50,000	58,951

		894,657

Leisure Equipment & Products (0.0%)
Hasbro, Inc.
6.350%, 3/15/40	110,000	112,063

Media (0.9%)
CBS Corp.
8.875%, 5/15/19	125,000	157,265
5.750%, 4/15/20	35,000	37,566
7.875%, 7/30/30	823,000	952,879
Comcast Cable Communications Holdings, Inc.
8.375%, 3/15/13	489,000	566,246
9.455%, 11/15/22	740,000	1,020,800
Comcast Cable Holdings LLC
7.875%, 8/1/13	39,000	44,784
Comcast Corp.
6.500%, 1/15/15	969,000	1,112,161
5.900%, 3/15/16	1,395,000	1,572,091
6.500%, 1/15/17	1,765,000	2,022,404
5.700%, 5/15/18	300,000	329,774
5.700%, 7/1/19	250,000	274,822
7.050%, 3/15/33	4,000	4,618
6.500%, 11/15/35	370,000	402,377
6.450%, 3/15/37	658,000	711,495
6.950%, 8/15/37	1,045,000	1,188,715
6.550%, 7/1/39	250,000	273,396
6.400%, 3/1/40	425,000	457,435
COX Communications, Inc.
7.125%, 10/1/12	115,000	127,778
4.625%, 6/1/13	600,000	639,748
8.375%, 3/1/39§	1,390,000	1,889,472
CSC Holdings LLC Series B
7.625%, 4/1/11	1,000,000	1,025,000
DIRECTV Holdings LLC
3.550%, 3/15/15	195,000	196,294
5.200%, 3/15/20	130,000	135,487
6.350%, 3/15/40	40,000	42,833
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
7.625%, 5/15/16	414,000	449,708
5.875%, 10/1/19	200,000	218,477

	Principal Amount	Value (Note 1)

Discovery Communications LLC
3.700%, 6/1/15	$840,000	$861,205
DISH DBS Corp.
6.375%, 10/1/11	1,450,000	1,497,125
McGraw-Hill Cos., Inc.
6.550%, 11/15/37	200,000	229,198
NBC Universal, Inc.
3.650%, 4/30/15§	100,000	102,260
5.150%, 4/30/20§	1,360,000	1,418,464
6.400%, 4/30/40§	50,000	53,410
News America Holdings, Inc.
9.250%, 2/1/13	957,000	1,126,868
7.750%, 1/20/24	1,543,000	1,875,387
8.500%, 2/23/25	232,000	287,104
8.450%, 8/1/34	73,000	89,169
News America, Inc.
7.125%, 4/8/28	82,000	90,448
6.150%, 3/1/37	666,000	694,590
7.850%, 3/1/39	250,000	308,472
Omnicom Group, Inc.
6.250%, 7/15/19	150,000	170,724
TCI Communications, Inc.
7.875%, 2/15/26	246,000	295,784
7.125%, 2/15/28	108,000	120,337
Thomson Reuters Corp.
5.700%, 10/1/14	1,230,000	1,371,754
4.700%, 10/15/19	150,000	158,741
Time Warner Cable, Inc.
6.200%, 7/1/13	987,000	1,103,900
5.850%, 5/1/17	1,358,000	1,491,017
5.000%, 2/1/20	220,000	224,981
7.300%, 7/1/38	275,000	319,276
6.750%, 6/15/39	250,000	276,181
Time Warner Cos., Inc.
7.570%, 2/1/24	3,000	3,636
Time Warner Entertainment Co. LP
8.375%, 3/15/23	1,450,000	1,859,059
Time Warner, Inc.
5.875%, 11/15/16	668,000	753,040
7.700%, 5/1/32	1,364,000	1,645,030
Turner Broadcasting System, Inc.
8.375%, 7/1/13	65,000	75,967
Viacom, Inc.
4.375%, 9/15/14	100,000	106,287
5.625%, 9/15/19	350,000	383,406
6.875%, 4/30/36	300,000	339,620
Walt Disney Co.
4.500%, 12/15/13	500,000	550,681
5.500%, 3/15/19	500,000	576,262

		36,313,008

Multiline Retail (0.1%)
Kohl’s Corp.
6.250%, 12/15/17	200,000	232,956
Nordstrom, Inc.
6.750%, 6/1/14	100,000	116,207
4.750%, 5/1/20	70,000	72,496
Target Corp.
5.125%, 1/15/13	500,000	545,528
6.000%, 1/15/18	300,000	354,458

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)

7.000%, 1/15/38	$500,000	$638,726

		1,960,371

Specialty Retail (0.1%)
Home Depot, Inc.
5.400%, 3/1/16	1,000,000	1,113,013
Lowe’s Cos., Inc.
4.625%, 4/15/20	100,000	107,287
5.800%, 10/15/36	655,000	707,940
5.800%, 4/15/40	45,000	49,794
TJX Cos., Inc.
4.200%, 8/15/15	100,000	108,603
6.950%, 4/15/19	145,000	180,025

		2,266,662

Total Consumer Discretionary		47,300,980

Consumer Staples (1.3%)
Beverages (0.4%)
Anheuser-Busch Cos., Inc.
6.450%, 9/1/37	100,000	111,781
Anheuser-Busch InBev Worldwide, Inc.
3.000%, 10/15/12	700,000	718,583
5.375%, 11/15/14§	4,250,000	4,646,606
4.125%, 1/15/15	630,000	659,500
5.375%, 1/15/20	1,190,000	1,282,335
6.375%, 1/15/40	250,000	285,768
Bottling Group LLC
6.950%, 3/15/14	700,000	826,132
Coca-Cola Co.
5.350%, 11/15/17	650,000	743,337
Coca-Cola Enterprises, Inc.
7.375%, 3/3/14	500,000	595,982
6.750%, 9/15/28	660,000	809,453
Diageo Finance B.V.
3.250%, 1/15/15	200,000	205,711
5.300%, 10/28/15	1,288,000	1,441,461
Dr. Pepper Snapple Group, Inc.
1.700%, 12/21/11	100,000	100,556
2.350%, 12/21/12	100,000	101,158
6.820%, 5/1/18	250,000	298,165
PepsiAmericas, Inc.
4.375%, 2/15/14	250,000	272,708
PepsiCo, Inc.
3.750%, 3/1/14	100,000	106,608
7.900%, 11/1/18	500,000	646,479
4.500%, 1/15/20	200,000	213,226
5.500%, 1/15/40	100,000	109,552

		14,175,101

Food & Staples Retailing (0.3%)
Costco Wholesale Corp.
5.300%, 3/15/12	200,000	214,358
5.500%, 3/15/17	200,000	230,201
CVS Caremark Corp.
4.875%, 9/15/14	250,000	271,507
3.250%, 5/18/15	100,000	101,576
4.750%, 5/18/20	100,000	102,370
6.250%, 6/1/27	688,000	750,646
6.302%, 6/1/37(l)	200,000	179,000

	Principal Amount	Value (Note 1)

CVS Pass-Through Trust
7.507%, 1/10/32§	$5,565,256	$6,336,878
Delhaize Group S.A.
5.875%, 2/1/14	250,000	279,011
Kroger Co.
7.500%, 1/15/14	500,000	584,332
3.900%, 10/1/15	250,000	263,719
6.400%, 8/15/17	250,000	291,000
8.000%, 9/15/29	250,000	322,434
Safeway, Inc.
5.800%, 8/15/12	400,000	434,545
7.250%, 2/1/31	250,000	307,871
Walgreen Co.
4.875%, 8/1/13	200,000	219,938
5.250%, 1/15/19	200,000	226,866
Wal-Mart Stores, Inc.
5.000%, 4/5/12	2,000,000	2,140,344
5.250%, 9/1/35	707,000	744,616

		14,001,212

Food Products (0.4%)
Bunge Ltd. Finance Corp.
8.500%, 6/15/19	85,000	101,505
Campbell Soup Co.
3.375%, 8/15/14	100,000	105,923
4.500%, 2/15/19	540,000	588,199
General Mills, Inc.
5.400%, 6/15/40	65,000	69,115
H.J. Heinz Co.
5.350%, 7/15/13	400,000	439,615
Hershey Co.
4.850%, 8/15/15	640,000	701,306
Kellogg Co.
4.250%, 3/6/13	500,000	535,881
Kraft Foods, Inc.
6.250%, 6/1/12	1,346,000	1,467,114
4.125%, 2/9/16	150,000	158,321
6.500%, 8/11/17	580,000	673,681
6.125%, 2/1/18	1,702,000	1,931,596
5.375%, 2/10/20	3,355,000	3,595,054
7.000%, 8/11/37	170,000	200,304
6.500%, 2/9/40	500,000	559,165
Ralcorp Holdings, Inc.
6.625%, 8/15/39	100,000	109,130
Wrigley Co.
2.450%, 6/28/12§	3,000,000	3,004,860

		14,240,769

Household Products (0.0%)
Clorox Co.
5.450%, 10/15/12	400,000	435,077
3.550%, 11/1/15	100,000	105,528
Kimberly-Clark Corp.
6.625%, 8/1/37	100,000	127,127
Procter & Gamble Co.
1.375%, 8/1/12	175,000	176,744
4.700%, 2/15/19	200,000	219,158
5.550%, 3/5/37	684,000	772,938

		1,836,572

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)

Personal Products (0.0%)
Avon Products, Inc.
5.625%, 3/1/14	$200,000	$223,544

Tobacco (0.2%)
Altria Group, Inc.
8.500%, 11/10/13	1,340,000	1,564,245
9.950%, 11/10/38	500,000	656,882
Lorillard Tobacco Co.
8.125%, 5/1/40	100,000	103,005
Philip Morris International, Inc.
6.875%, 3/17/14	775,000	896,642
5.650%, 5/16/18	1,352,000	1,478,984
4.500%, 3/26/20	1,500,000	1,523,546
Reynolds American, Inc.
6.750%, 6/15/17	400,000	433,355

		6,656,659

Total Consumer Staples		51,133,857

Energy (2.0%)
Energy Equipment & Services (0.0%)
Diamond Offshore Drilling, Inc.
5.875%, 5/1/19	105,000	108,826
5.700%, 10/15/39	250,000	225,133
Halliburton Co.
5.500%, 10/15/10	330,000	333,667
6.700%, 9/15/38	300,000	327,919
Rowan Cos., Inc.
7.875%, 8/1/19	130,000	143,219
Transocean, Inc.
6.000%, 3/15/18	273,000	251,256
6.800%, 3/15/38	200,000	180,232
Weatherford International Ltd.
5.500%, 2/15/16	649,000	691,944
9.625%, 3/1/19	250,000	301,048

		2,563,244

Oil, Gas & Consumable Fuels (2.0%)
Alberta Energy Co., Ltd.
8.125%, 9/15/30	628,000	786,002
Anadarko Petroleum Corp.
5.950%, 9/15/16	640,000	550,846
6.450%, 9/15/36	250,000	198,870
7.950%, 6/15/39	300,000	256,159
Apache Corp.
6.000%, 1/15/37	682,000	753,728
Buckeye Partners LP
5.500%, 8/15/19	150,000	155,425
Canadian Natural Resources Ltd.
5.700%, 5/15/17	1,889,000	2,114,329
6.500%, 2/15/37	490,000	547,378
6.250%, 3/15/38	250,000	273,304
Cenovus Energy, Inc.
6.750%, 11/15/39§	1,570,000	1,802,528
Chevron Corp.
3.450%, 3/3/12	500,000	521,112
4.950%, 3/3/19	250,000	274,904
ConocoPhillips
4.400%, 5/15/13	2,602,000	2,803,023
4.600%, 1/15/15	2,041,000	2,229,690

	Principal Amount	Value (Note 1)

5.750%, 2/1/19	$500,000	$571,909
7.000%, 3/30/29	329,000	391,819
Devon Financing Corp. ULC
6.875%, 9/30/11	1,362,000	1,454,160
7.875%, 9/30/31	142,000	180,355
Enbridge Energy Partners LP
9.875%, 3/1/19	250,000	328,466
5.200%, 3/15/20	30,000	30,912
Enbridge, Inc.
5.800%, 6/15/14	500,000	557,678
EnCana Corp.
4.750%, 10/15/13	656,000	703,439
6.500%, 5/15/19	2,645,000	3,039,669
EnCana Holdings Finance Corp.
5.800%, 5/1/14	120,000	135,119
Energy Transfer Partners LP
6.000%, 7/1/13	500,000	542,665
9.000%, 4/15/19	500,000	588,012
Enterprise Products Operating LLC
9.750%, 1/31/14	375,000	452,434
5.200%, 9/1/20	250,000	256,753
6.650%, 10/15/34	250,000	264,317
6.125%, 10/15/39	160,000	159,657
EOG Resources, Inc.
5.625%, 6/1/19	125,000	140,552
Gaz Capital S.A.
8.146%, 4/11/18§	1,800,000	1,964,250
Hess Corp.
7.300%, 8/15/31	659,000	777,493
Husky Energy, Inc.
5.900%, 6/15/14	85,000	94,616
7.250%, 12/15/19	50,000	60,425
Kinder Morgan Energy Partners LP
6.750%, 3/15/11	4,430,000	4,585,750
5.000%, 12/15/13	200,000	212,852
5.625%, 2/15/15	65,000	70,168
6.000%, 2/1/17	200,000	217,866
6.850%, 2/15/20	145,000	165,022
5.800%, 3/1/21	10,600,000	11,320,111
7.400%, 3/15/31	200,000	221,265
6.950%, 1/15/38	200,000	212,529
Magellan Midstream Partners LP
6.550%, 7/15/19	150,000	168,458
Marathon Oil Corp.
7.500%, 2/15/19	500,000	599,557
6.600%, 10/1/37	200,000	218,547
Nabors Industries, Inc.
9.250%, 1/15/19	300,000	368,834
Nexen, Inc.
6.200%, 7/30/19	30,000	33,683
5.875%, 3/10/35	672,000	657,465
6.400%, 5/15/37	210,000	218,991
7.500%, 7/30/39	120,000	140,633
Occidental Petroleum Corp.
7.000%, 11/1/13	200,000	233,730
4.125%, 6/1/16	150,000	161,428
ONEOK Partners LP
8.625%, 3/1/19	350,000	431,181
PC Financial Partnership
5.000%, 11/15/14	500,000	539,384

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)

Pemex Project Funding Master Trust
6.625%, 6/15/35	$670,000	$689,133
Petrobras International Finance Co.
5.875%, 3/1/18	125,000	128,648
7.875%, 3/15/19	750,000	858,118
5.750%, 1/20/20	4,180,000	4,209,461
6.875%, 1/20/40	250,000	252,046
Petroleos Mexicanos
4.875%, 3/15/15§	250,000	258,750
8.000%, 5/3/19	500,000	595,000
6.000%, 3/5/20§	120,000	126,000
Plains All American Pipeline LP
8.750%, 5/1/19	100,000	119,365
6.650%, 1/15/37	678,000	677,144
QEP Resources, Inc.
6.800%, 3/1/20	100,000	103,931
Shell International Finance B.V.
1.300%, 9/22/11	500,000	502,999
1.875%, 3/25/13	235,000	236,974
4.000%, 3/21/14	2,668,000	2,821,928
3.100%, 6/28/15	7,400,000	7,514,515
4.375%, 3/25/20	300,000	310,119
6.375%, 12/15/38	500,000	597,352
Spectra Energy Capital LLC
6.200%, 4/15/18	350,000	387,914
8.000%, 10/1/19	100,000	120,276
Statoil ASA
5.250%, 4/15/19	150,000	164,531
Suncor Energy, Inc.
6.850%, 6/1/39	500,000	574,380
Sunoco, Inc.
9.625%, 4/15/15	200,000	237,061
Talisman Energy, Inc.
7.750%, 6/1/19	75,000	92,076
Total Capital S.A.
4.450%, 6/24/20	4,300,000	4,389,212
Trans-Canada PipeLines Ltd.
7.125%, 1/15/19	700,000	850,875
6.200%, 10/15/37	250,000	271,783
7.625%, 1/15/39	500,000	638,759
Transcontinental Gas Pipe Line Corp.
Series B 8.875%, 7/15/12	1,000,000	1,124,662
Valero Energy Corp.
4.500%, 2/1/15	65,000	66,791
6.125%, 2/1/20	65,000	66,794
7.500%, 4/15/32	616,000	645,817
6.625%, 6/15/37	1,730,000	1,684,404
Williams Cos., Inc.
8.750%, 3/15/32	400,000	466,786
XTO Energy, Inc.
6.250%, 4/15/13	500,000	564,382
6.250%, 8/1/17	270,000	321,509
6.500%, 12/15/18	250,000	303,382
6.750%, 8/1/37	1,002,000	1,290,829
6.375%, 6/15/38	220,000	272,211

		81,275,369

Total Energy		83,838,613

	Principal Amount	Value (Note 1)

Financials (21.1%)
Capital Markets (3.1%)
Ameriprise Financial, Inc.
5.300%, 3/15/20	$820,000	$856,694
Bank of New York Mellon Corp.
5.125%, 8/27/13	500,000	551,293
4.300%, 5/15/14	145,000	155,735
3.100%, 1/15/15	500,000	513,878
5.450%, 5/15/19	200,000	223,281
Bear Stearns Cos. LLC
6.950%, 8/10/12	13,900,000	15,246,465
5.300%, 10/30/15	829,000	896,042
BlackRock, Inc.
3.500%, 12/10/14	200,000	207,421
5.000%, 12/10/19	300,000	318,861
Charles Schwab Corp.
4.950%, 6/1/14	125,000	135,529
Deutsche Bank AG/London
5.375%, 10/12/12	1,000,000	1,071,607
2.375%, 1/11/13	200,000	201,065
Goldman Sachs Capital I
6.345%, 2/15/34	381,000	341,862
Goldman Sachs Capital II
5.793%, 6/1/43(l)	1,455,000	1,098,525
Goldman Sachs Group, Inc.
1.625%, 7/15/11	1,352,000	1,367,889
5.300%, 2/14/12	5,000,000	5,204,145
2.150%, 3/15/12	250,000	255,964
3.250%, 6/15/12	712,000	745,556
3.625%, 8/1/12	180,000	183,367
5.450%, 11/1/12	2,000,000	2,106,880
5.250%, 10/15/13	1,518,000	1,600,137
6.000%, 5/1/14	75,000	80,600
5.125%, 1/15/15	4,826,000	5,069,399
6.150%, 4/1/18	1,600,000	1,676,027
5.375%, 3/15/20	2,100,000	2,075,044
5.950%, 1/15/27	810,000	764,477
6.125%, 2/15/33	699,000	684,304
6.750%, 10/1/37	700,000	686,239
Jefferies Group, Inc.
8.500%, 7/15/19	300,000	336,978
Lazard Group LLC
7.125%, 5/15/15	200,000	210,640
Lehman Brothers Holdings, Inc.
0.000%, 12/23/10(h)	10,200,000	1,989,000
5.625%, 1/24/13(h)	5,000,000	1,012,500
6.750%, 12/28/17(h)	1,297,000	648
Macquarie Bank Ltd.
3.300%, 7/17/14§	12,900,000	13,523,251
Merrill Lynch & Co., Inc.
0.768%, 6/5/12(l)	1,500,000	1,456,815
6.050%, 8/15/12	700,000	744,272
6.150%, 4/25/13	2,774,000	2,965,795
5.700%, 5/2/17	1,500,000	1,504,533
6.400%, 8/28/17	13,000,000	13,555,529
Morgan Stanley
5.050%, 1/21/11	715,000	725,628
3.250%, 12/1/11	2,700,000	2,797,508
5.625%, 1/9/12	3,335,000	3,470,231
2.250%, 3/13/12	250,000	256,496
6.600%, 4/1/12	485,000	514,704

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)

5.300%, 3/1/13	$2,543,000	$2,644,486
2.930%, 5/14/13(l)	5,450,000	5,469,495
6.000%, 5/13/14	200,000	211,917
4.200%, 11/20/14	5,250,000	5,184,049
6.000%, 4/28/15	10,300,000	10,764,273
0.783%, 10/15/15(l)	4,800,000	4,284,840
5.375%, 10/15/15	1,000,000	1,012,874
5.550%, 4/27/17	100,000	99,187
5.950%, 12/28/17	2,700,000	2,734,182
7.300%, 5/13/19	200,000	215,084
Nomura Holdings, Inc.
5.000%, 3/4/15	300,000	317,003
6.700%, 3/4/20	203,000	214,762
Northern Trust Corp.
4.625%, 5/1/14	65,000	71,051
Piper Jaffray Cos.
4.633%, 12/31/10(l)(b)§	5,000,000	4,999,952
Raymond James Financial, Inc.
8.600%, 8/15/19	600,000	706,663

		128,312,632

Certificates of Deposit (0.3%)
Deutsche Bank AG
0.604%, 1/19/12	2,000,000	1,985,602
Intesa Sanpaolo S.p.A.
0.804%, 1/19/12	7,100,000	7,096,990
2.375%, 12/21/12	5,000,000	4,957,270

		14,039,862

Commercial Banks (8.5%)
Ally Financial, Inc.
1.750%, 10/30/12	500,000	508,675
2.200%, 12/19/12	500,000	513,751
American Express Bank FSB
3.150%, 12/9/11	750,000	776,671
Banco do Brasil S.A.
4.500%, 1/22/15§	5,350,000	5,403,500
Banco Santander S.A./Chile
1.557%, 4/20/12(l)§	7,800,000	7,795,406
Bank of Montreal
2.125%, 6/28/13	200,000	201,714
Bank of Nova Scotia
2.250%, 1/22/13	260,000	263,623
2.375%, 12/17/13	100,000	101,853
3.400%, 1/22/15	200,000	206,511
Bank of Scotland plc
0.597%, 12/8/10(l)§	8,000,000	7,985,912
5.250%, 2/21/17§	8,200,000	8,604,449
Bank of Tokyo-Mitsubishi UFJ
2.600%, 1/22/13§	1,500,000	1,524,529
Barclays Bank plc
5.450%, 9/12/12	700,000	743,903
5.000%, 9/22/16	500,000	512,874
6.750%, 5/22/19	400,000	444,974
5.125%, 1/8/20	1,000,000	994,705
5.926%, 9/29/49(l)§	1,300,000	1,059,500
BB&T Corp.
3.375%, 9/25/13	400,000	412,539
3.950%, 4/29/16	200,000	205,224
5.250%, 11/1/19	655,000	676,539

	Principal Amount	Value (Note 1)

Canadian Imperial Bank of Commerce
2.000%, 2/4/13§	$14,700,000	$14,863,479
Citibank N.A.
1.375%, 8/10/11	500,000	504,790
1.250%, 9/22/11	300,000	302,445
1.875%, 5/7/12	500,000	510,338
Citigroup, Inc.
2.136%, 5/15/18(l)	14,140,000	13,245,390
6.000%, 10/31/33	500,000	447,246
Commonwealth Bank of Australia
1.089%, 3/19/13(l)§	2,800,000	2,798,404
0.714%, 7/12/13(l)§	12,800,000	12,750,579
3.500%, 3/19/15§	2,800,000	2,836,924
Credit Agricole
0.694%, 2/2/12(l)§	1,200,000	1,193,575
Credit Suisse AG
5.400%, 1/14/20	700,000	695,985
Credit Suisse AG/New York
3.450%, 7/2/12	250,000	258,215
5.000%, 5/15/13	1,440,000	1,538,471
5.500%, 5/1/14	300,000	328,002
6.000%, 2/15/18	1,064,000	1,110,247
Dexia Credit Local S.A.
1.188%, 9/23/11(l)§	4,650,000	4,655,929
1.875%, 9/30/11	13,900,000	13,821,965
0.544%, 1/12/12(l)§	1,500,000	1,490,889
2.000%, 3/5/13§	1,870,000	1,868,966
Dexia Credit Local S.A./New York
0.938%, 3/5/13(l)§	10,000,000	10,002,850
Fifth Third Bancorp
8.250%, 3/1/38	1,400,000	1,569,582
Goldman Sachs Group, Inc.
5.700%, 9/1/12	10,000,000	10,558,940
6.000%, 6/15/20	850,000	876,463
HBOS plc
6.750%, 5/21/18§	1,400,000	1,310,400
HSBC Bank USA/New York
5.625%, 8/15/35	500,000	476,341
HSBC Capital Funding LP/Jersey Channel Islands
4.610%, 12/31/49(l)§	550,000	474,093
HSBC Holdings plc
6.500%, 5/2/36	700,000	726,018
6.800%, 6/1/38	500,000	538,841
ICICI Bank Ltd./Bahrain
6.625%, 10/3/12§	300,000	315,378
ING Bank N.V.
1.333%, 3/30/12(l)§	10,000,000	10,032,210
JPMorgan Chase Bank N.A.
6.000%, 7/5/17	1,620,000	1,753,745
6.000%, 10/1/17	3,610,000	3,931,153
KeyBank N.A.
5.700%, 8/15/12	400,000	423,175
7.413%, 5/6/15	400,000	441,508
KeyCorp
6.500%, 5/14/13	1,302,000	1,424,220
Kreditanstalt fuer Wiederaufbau
3.250%, 10/14/11	2,000,000	2,062,632
1.875%, 1/14/13	1,000,000	1,014,021
3.250%, 3/15/13	2,705,000	2,831,724
2.625%, 3/3/15	500,000	507,907

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)

4.875%, 1/17/17	$2,724,000	$3,041,613
4.000%, 1/27/20	1,000,000	1,040,057
(Zero Coupon), 4/18/36	1,824,000	562,651
Landeskreditbank Baden-Wuerttemberg Foerderbank
4.875%, 1/13/12	500,000	526,643
Landwirtschaftliche Rentenbank
5.250%, 7/2/12	645,000	696,307
1.875%, 9/24/12	1,000,000	1,012,275
4.125%, 7/15/13	190,000	204,181
3.125%, 7/15/15	1,000,000	1,032,924
Lloyds TSB Bank plc
2.300%, 4/1/11§	7,000,000	7,055,685
1.534%, 4/2/12(l)§	3,800,000	3,849,252
National Australia Bank Ltd.
5.350%, 6/12/13§	9,100,000	9,859,067
NIBC Bank N.V.
2.800%, 12/2/14§	8,200,000	8,305,337
Oesterreichische Kontrollbank AG
4.875%, 2/16/16	1,000,000	1,109,492
PNC Bank N.A.
4.875%, 9/21/17	1,250,000	1,278,617
PNC Funding Corp.
3.625%, 2/8/15	100,000	102,935
5.125%, 2/8/20	100,000	103,982
Rabobank Nederland N.V.
11.000%, 6/29/49(l)§	624,000	770,640
Regions Bank/Alabama
7.500%, 5/15/18	3,700,000	3,756,210
Regions Financial Corp.
7.750%, 11/10/14	500,000	527,469
5.750%, 6/15/15	100,000	99,367
Royal Bank of Canada
2.100%, 7/29/13	400,000	406,099
Royal Bank of Scotland Group plc
1.028%, 12/2/11(l)	7,700,000	7,726,496
0.798%, 3/30/12(l)§	17,900,000	17,771,925
5.050%, 1/8/15	2,100,000	1,961,333
6.400%, 10/21/19	375,000	380,114
Scotland International Finance No. 2 B.V.
7.700%, 8/15/10§(b)	7,300,000	7,346,939
Societe Financement de l’Economie Francaise
3.375%, 5/5/14§	1,000,000	1,044,630
Sumitomo Mitsui Banking Corp.
1.002%, 6/29/49(l)	JPY 200,000,000	2,180,920
Svenska Handelsbanken AB
1.536%, 9/14/12(l)§	$1,400,000	1,405,411
U.S. Bancorp
4.200%, 5/15/14	1,000,000	1,069,689
U.S. Bank N.A./Ohio
4.950%, 10/30/14	500,000	544,892
UBS AG/Connecticut
1.785%, 9/29/11(l)	9,000,000	9,041,058
1.584%, 2/23/12(l)	2,000,000	2,006,930
3.875%, 1/15/15	500,000	497,525
5.875%, 7/15/16	500,000	526,448
5.875%, 12/20/17	700,000	740,933
5.750%, 4/25/18	1,600,000	1,650,650
UFJ Finance Aruba AEC
6.750%, 7/15/13	310,000	347,190

	Principal Amount	Value (Note 1)

Union Planters Corp.
7.750%, 3/1/11	$1,000,000	$1,013,859
USB Capital XIII Trust
6.625%, 12/15/39	125,000	131,793
Wachovia Bank N.A.
5.000%, 9/28/11	5,800,000	5,985,397
4.875%, 2/1/15	1,250,000	1,310,044
5.000%, 8/15/15	2,500,000	2,627,617
6.600%, 1/15/38	750,000	815,503
Wachovia Corp.
0.443%, 4/23/12(l)	1,100,000	1,086,896
5.500%, 5/1/13	2,400,000	2,604,813
5.700%, 8/1/13	1,000,000	1,088,977
5.625%, 10/15/16	1,000,000	1,079,264
Wells Fargo & Co.
3.000%, 12/9/11	675,000	697,668
5.250%, 10/23/12	1,335,000	1,428,668
4.375%, 1/31/13	7,600,000	8,034,507
4.950%, 10/16/13	500,000	531,790
3.750%, 10/1/14	500,000	511,915
0.807%, 6/15/17(l)	5,900,000	5,103,470
5.625%, 12/11/17	665,000	726,973
7.980%, 12/31/49(l)	8,000,000	8,240,000
Wells Fargo Bank N.A.
4.750%, 2/9/15	5,700,000	5,965,666
5.750%, 5/16/16	1,000,000	1,090,332
Westpac Banking Corp.
3.250%, 12/16/11§	17,700,000	18,206,043
2.250%, 11/19/12	200,000	201,701
4.200%, 2/27/15	400,000	416,324
4.875%, 11/19/19	300,000	309,829
Westpac Securities NZ Ltd.
3.450%, 7/28/14§	12,900,000	13,474,463

		349,697,290

Consumer Finance (1.8%)
American Express Co.
7.250%, 5/20/14	250,000	284,157
6.150%, 8/28/17	1,000,000	1,095,688
7.000%, 3/19/18	9,968,000	11,497,021
8.125%, 5/20/19	250,000	310,399
Capital One Financial Corp.
7.375%, 5/23/14	125,000	142,932
Discover Financial Services
6.450%, 6/12/17	704,000	710,487
8.700%, 11/18/19	200,000	222,039
Ford Motor Credit Co. LLC
9.750%, 9/15/10	2,700,000	2,733,359
7.375%, 2/1/11	555,000	565,391
7.800%, 6/1/12	1,800,000	1,853,564
7.500%, 8/1/12	3,000,000	3,067,722
HSBC Finance Corp.
0.584%, 8/9/11(l)	3,000,000	2,972,829
0.586%, 4/24/12(l)	2,000,000	1,950,956
0.654%, 7/19/12(l)	10,000,000	9,731,530
0.887%, 9/14/12(l)	12,650,000	12,266,616
6.375%, 11/27/12	4,675,000	5,048,715
4.750%, 7/15/13	1,000,000	1,047,409
0.553%, 1/15/14(l)	4,200,000	3,936,307
5.000%, 6/30/15	685,000	714,728
0.968%, 6/1/16(l)	500,000	451,732

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)

International Lease Finance Corp.
5.625%, 9/15/10	$5,000,000	$4,981,250
5.450%, 3/24/11	2,500,000	2,463,750
ORIX Corp.
4.710%, 4/27/15	250,000	248,551
PACCAR Financial Corp.
1.950%, 12/17/12	200,000	201,990
SLM Corp.
0.476%, 7/26/10(l)	2,300,000	2,299,837
5.400%, 10/25/11	644,000	640,188
0.616%, 1/27/14(l)	885,000	729,625
8.000%, 3/25/20	100,000	87,818
Toyota Motor Credit Corp.
3.200%, 6/17/15	100,000	102,066
4.500%, 6/17/20	100,000	102,677

		72,461,333

Diversified Financial Services (4.0%)
Allstate Life Global Funding Trusts
5.375%, 4/30/13	2,180,000	2,390,305
Ameriprise Financial, Inc.
7.300%, 6/28/19	90,000	106,328
AngloGold Ashanti Holdings plc
5.375%, 4/15/20	3,815,000	3,873,221
6.500%, 4/15/40	20,000	20,631
Bank of America Corp.
2.100%, 4/30/12	1,000,000	1,024,060
3.125%, 6/15/12	1,350,000	1,409,846
4.750%, 8/15/13	2,970,000	3,049,596
0.867%, 9/15/14(l)	1,450,000	1,362,162
6.500%, 8/1/16	1,000,000	1,082,222
5.625%, 10/14/16	2,300,000	2,383,324
6.000%, 9/1/17	970,000	1,020,761
Bank of America N.A.
5.300%, 3/15/17	1,500,000	1,510,352
6.000%, 10/15/36	750,000	721,198
Belvoir Land LLC,
Series A-1 5.270%, 12/15/47§	167,000	138,632
Boeing Capital Corp.
6.500%, 2/15/12	1,334,000	1,448,709
BP Capital Markets plc
1.550%, 8/11/11	150,000	142,923
5.250%, 11/7/13	1,050,000	965,219
3.625%, 5/8/14	2,050,000	1,754,082
3.875%, 3/10/15	150,000	127,823
4.750%, 3/10/19	300,000	249,202
BTM Curacao Holdings N.V.
1.051%, 11/29/49(l)	JPY 100,000,000	1,126,952
Cantor Fitzgerald LP
7.875%, 10/15/19§	$900,000	931,235
Capital One Capital IV
6.745%, 2/17/37(l)	692,000	577,820
Capital One Capital VI
8.875%, 5/15/40	300,000	312,412
Caterpillar Financial Services Corp.
5.125%, 10/12/11	326,000	342,244
4.250%, 2/8/13	842,000	898,193
2.000%, 4/5/13	100,000	101,159
7.150%, 2/15/19	300,000	369,500

	Principal Amount	Value (Note 1)

CDP Financial, Inc.
3.000%, 11/25/14§	$3,345,000	$3,375,821
Citigroup Funding, Inc.
2.125%, 7/12/12	2,290,000	2,349,364
1.875%, 10/22/12	5,200,000	5,309,309
2.250%, 12/10/12	500,000	514,701
Citigroup, Inc.
2.875%, 12/9/11	679,000	700,109
5.250%, 2/27/12	500,000	517,863
2.125%, 4/30/12	1,200,000	1,229,412
5.500%, 4/11/13	19,700,000	20,478,209
6.500%, 8/19/13	1,500,000	1,597,766
6.000%, 12/13/13	2,430,000	2,549,345
6.375%, 8/12/14	1,000,000	1,062,153
5.000%, 9/15/14	750,000	750,150
0.627%, 11/5/14(l)	3,690,000	3,379,697
5.500%, 2/15/17	200,000	196,909
6.000%, 8/15/17	430,000	446,654
6.125%, 5/15/18	2,693,000	2,810,636
8.500%, 5/22/19	600,000	715,274
5.850%, 12/11/34	1,499,000	1,418,940
6.125%, 8/25/36	300,000	272,667
8.125%, 7/15/39	155,000	184,911
CME Group, Inc.
5.750%, 2/15/14	300,000	333,686
ConocoPhillips Canada Funding Co. I
5.950%, 10/15/36	614,000	688,067
Credit Suisse FB USA, Inc.
5.125%, 8/15/15	2,620,000	2,851,980
Crown Castle Towers LLC
6.113%, 1/15/20§	2,495,000	2,738,397
Equifax, Inc.
4.450%, 12/1/14	100,000	104,200
General Electric Capital Corp.
3.000%, 12/9/11	1,354,000	1,398,686
5.875%, 2/15/12	4,002,000	4,253,101
2.250%, 3/12/12	600,000	615,574
0.414%, 4/10/12(l)	13,665,000	13,456,076
2.200%, 6/8/12	1,000,000	1,026,388
2.000%, 9/28/12	2,950,000	3,020,434
2.125%, 12/21/12	2,185,000	2,246,372
2.625%, 12/28/12	1,000,000	1,039,184
0.659%, 6/20/13(l)	4,000,000	3,796,984
5.900%, 5/13/14	150,000	165,572
5.400%, 2/15/17	1,308,000	1,389,304
6.750%, 3/15/32	1,597,000	1,718,751
5.875%, 1/14/38	1,366,000	1,339,504
5.500%, 9/15/67(l)§	EUR 6,400,000	6,495,779
Irwin Land LLC
Series A-1 5.030%, 12/15/25§	$217,000	206,131
Series A-2 5.300%, 12/15/35§	395,000	347,268
John Deere Capital Corp.
7.000%, 3/15/12	300,000	329,426
2.875%, 6/19/12	300,000	311,966
5.250%, 10/1/12	200,000	216,720
4.500%, 4/3/13	500,000	538,567
5.750%, 9/10/18	300,000	343,226
JPMorgan Chase & Co.
3.125%, 12/1/11	2,706,000	2,799,395

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)

0.664%, 12/21/11(l)	$2,700,000	$2,687,826
6.625%, 3/15/12	2,000,000	2,151,958
0.494%, 11/1/12(l)	1,500,000	1,482,786
4.650%, 6/1/14	250,000	266,569
3.700%, 1/20/15	1,100,000	1,125,129
6.000%, 1/15/18	674,000	744,254
7.900%, 4/29/49(l)	982,000	1,012,177
JPMorgan Chase Capital XV
5.875%, 3/15/35	693,000	631,019
JPMorgan Chase Capital XVIII
6.950%, 8/17/36	671,000	670,636
JPMorgan Chase Capital XXV
6.800%, 10/1/37	409,000	404,245
JPMorgan Chase Capital XXVII
7.000%, 11/1/39	500,000	508,469
Magnolia Finance plc
3.000%, 4/20/17§	EUR 3,652,910	4,422,023
MassMutual Global Funding II
2.875%, 4/21/14§	$4,300,000	4,410,506
NASDAQ OMX Group, Inc.
4.000%, 1/15/15	100,000	101,676
5.550%, 1/15/20	100,000	102,052
National Rural Utilities Cooperative Finance Corp.
7.250%, 3/1/12	1,000,000	1,096,591
Noble Group Ltd.
6.750%, 1/29/20§	5,500,000	5,335,000
Pemex Finance Ltd.
9.030%, 2/15/11	4,500	4,613
Private Export Funding Corp.
5.685%, 5/15/12	150,000	163,801
4.550%, 5/15/15	200,000	221,788
4.950%, 11/15/15	200,000	225,779
4.300%, 12/15/21	200,000	208,692
Teco Finance, Inc.
4.000%, 3/15/16	65,000	66,006
5.150%, 3/15/20	50,000	52,116
Unilever Capital Corp.
4.800%, 2/15/19	500,000	546,652
Western Union Co.
5.253%, 4/1/20§	1,000,000	1,066,890

		162,779,992

Insurance (2.2%)
ACE INA Holdings, Inc.
5.600%, 5/15/15	250,000	275,459
5.900%, 6/15/19	50,000	54,844
Aegon N.V.
4.625%, 12/1/15	300,000	306,808
Aflac, Inc.
8.500%, 5/15/19	150,000	180,476
6.900%, 12/17/39	55,000	57,172
Allstate Corp.
6.200%, 5/16/14	200,000	226,870
7.450%, 5/16/19	100,000	117,856
5.950%, 4/1/36	634,000	652,359
6.125%, 5/15/37(l)	444,000	391,275
American International Group, Inc.
0.639%, 3/20/12(l)	1,000,000	964,397
5.600%, 10/18/16	1,000,000	913,000
5.850%, 1/16/18	500,000	446,875
8.250%, 8/15/18	1,200,000	1,215,000

	Principal Amount	Value (Note 1)

6.250%, 5/1/36	$700,000	$556,500
8.175%, 5/15/58(l)	17,500,000	13,825,000
Berkshire Hathaway Finance Corp.
4.000%, 4/15/12	500,000	525,931
4.750%, 5/15/12	2,728,000	2,896,181
5.000%, 8/15/13	600,000	658,863
4.850%, 1/15/15	600,000	658,966
5.750%, 1/15/40	200,000	211,776
Chubb Corp.
5.750%, 5/15/18	250,000	278,351
6.375%, 3/29/67(l)	937,000	899,520
CNA Financial Corp.
7.350%, 11/15/19	120,000	127,517
Delphi Financial Group, Inc.
7.875%, 1/31/20	50,000	54,651
Genworth Financial, Inc.
8.625%, 12/15/16	500,000	533,206
7.700%, 6/15/20	100,000	99,892
Hartford Financial Services Group, Inc.
4.000%, 3/30/15	200,000	196,357
6.100%, 10/1/41	592,000	513,360
HCC Insurance Holdings, Inc.
6.300%, 11/15/19	100,000	104,999
Lincoln National Corp.
8.750%, 7/1/19	150,000	183,838
6.250%, 2/15/20	50,000	53,566
6.050%, 4/20/67(l)	607,000	455,250
Markel Corp.
7.125%, 9/30/19	100,000	109,710
Marsh & McLennan Cos., Inc.
5.375%, 7/15/14	290,000	306,563
5.750%, 9/15/15	75,000	80,218
MetLife, Inc.
6.125%, 12/1/11	272,000	287,780
2.500%, 1/11/13§	4,470,000	4,520,685
6.750%, 6/1/16	500,000	565,674
5.700%, 6/15/35	244,000	238,632
6.400%, 12/15/36	2,000,000	1,760,000
Metropolitan Life Global Funding I
0.787%, 3/15/12(l)§	12,620,000	12,466,617
2.875%, 9/17/12§	1,725,000	1,765,984
5.125%, 4/10/13§	2,450,000	2,649,849
5.125%, 6/10/14§	775,000	841,900
Monumental Global Funding III
0.486%, 1/25/13(l)§	2,900,000	2,799,889
New York Life Global Funding
4.650%, 5/9/13§	11,900,000	12,764,464
PartnerReinsurance Finance B LLC
5.500%, 6/1/20	100,000	96,641
Progressive Corp.
6.700%, 6/15/37(l)	717,000	670,395
Protective Life Corp.
7.375%, 10/15/19	200,000	217,150
8.450%, 10/15/39	100,000	106,715
Prudential Financial, Inc.
2.750%, 1/14/13	150,000	150,733
4.500%, 7/15/13	1,319,000	1,369,501
3.875%, 1/14/15	65,000	65,462
6.200%, 1/15/15	45,000	49,524
6.000%, 12/1/17	1,244,000	1,329,786

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)

Reinsurance Group of America, Inc.
6.450%, 11/15/19	$100,000	$106,877
Sun Life Financial, Inc.
0.784%, 10/6/13(l)§	9,300,000	9,021,149
Swiss Reinsurance Solutions Holding Corp.
7.000%, 2/15/26	1,228,000	1,295,021
Teachers Insurance & Annuity Association of America
6.850%, 12/16/39§	870,000	1,013,328
Torchmark Corp.
9.250%, 6/15/19	100,000	124,994
Transatlantic Holdings, Inc.
8.000%, 11/30/39	200,000	201,927
Travelers Cos., Inc.
5.800%, 5/15/18	500,000	548,417
6.250%, 3/15/37(l)	1,012,000	949,631
6.250%, 6/15/37	250,000	276,554
Willis North America, Inc.
5.625%, 7/15/15	665,000	703,431

		88,091,316

Real Estate Investment Trusts (REITs) (0.2%)
AvalonBay Communities, Inc.
5.700%, 3/15/17	150,000	161,940
Boston Properties LP
5.875%, 10/15/19	300,000	320,959
Duke Realty LP
6.250%, 5/15/13	100,000	106,579
6.750%, 3/15/20	50,000	52,526
Entertainment Properties Trust
7.750%, 7/15/20§	100,000	100,250
Equity One, Inc.
6.250%, 12/15/14	100,000	104,243
ERP Operating LP
6.625%, 3/15/12	133,000	143,117
5.125%, 3/15/16	500,000	526,323
HCP, Inc.
5.950%, 9/15/11	2,000,000	2,073,290
6.000%, 1/30/17	300,000	302,903
Health Care REIT, Inc.
6.125%, 4/15/20	145,000	149,995
Healthcare Realty Trust, Inc.
6.500%, 1/17/17	200,000	209,135
Hospitality Properties Trust
7.875%, 8/15/14	1,100,000	1,212,731
5.625%, 3/15/17	250,000	239,367
HRPT Properties Trust
6.650%, 1/15/18	100,000	103,294
Kimco Realty Corp.
6.875%, 10/1/19	100,000	111,412
Mack-Cali Realty LP
7.750%, 8/15/19	250,000	293,780
ProLogis
7.625%, 8/15/14	150,000	159,192
6.250%, 3/15/17	100,000	95,236
7.375%, 10/30/19	200,000	195,874
6.875%, 3/15/20	90,000	85,066
Simon Property Group LP
5.300%, 5/30/13	319,000	343,184
6.750%, 5/15/14	215,000	241,643
4.200%, 2/1/15	135,000	138,726
5.100%, 6/15/15	658,000	694,071

	Principal Amount	Value (Note 1)

5.650%, 2/1/20	$200,000	$211,811
6.750%, 2/1/40	100,000	111,667
Ventas Realty LP/Ventas Capital Corp.
6.750%, 4/1/17	760,000	769,182

		9,257,496

Thrifts & Mortgage Finance (1.0%)
Abbey National Treasury Services plc/London
3.875%, 11/10/14§	5,200,000	5,134,324
Achmea Hypotheekbank N.V.
3.200%, 11/3/14§	2,160,000	2,231,619
Cie de Financement Foncier
2.125%, 4/22/13§	6,300,000	6,360,990
Nykredit Realkredit A/S
4.000%, 1/1/11	DKK 99,000,000	16,440,431
Santander Holdings USA, Inc.
2.500%, 6/15/12	$10,000,000	10,276,200
U.S. Central Federal Credit Union
1.900%, 10/19/12	500,000	510,315
Western Corporate Federal Credit Union
1.750%, 11/2/12	200,000	203,333

		41,157,212

Total Financials		865,797,133

Health Care (0.9%)
Biotechnology (0.1%)
Amgen, Inc.
5.850%, 6/1/17	678,000	785,901
4.500%, 3/15/20	50,000	53,652
6.375%, 6/1/37	670,000	787,654
5.750%, 3/15/40	55,000	60,165
Biogen Idec, Inc.
6.875%, 3/1/18	100,000	113,945
Genentech, Inc.
4.750%, 7/15/15	250,000	276,609
Life Technologies Corp.
6.000%, 3/1/20	755,000	817,597

		2,895,523

Health Care Equipment & Supplies (0.1%)
Baxter International, Inc.
5.900%, 9/1/16	1,324,000	1,553,453
CareFusion Corp.
5.125%, 8/1/14	130,000	140,454
6.375%, 8/1/19	1,000,000	1,142,330
Covidien International Finance S.A.
1.875%, 6/15/13	200,000	201,240
2.800%, 6/15/15	570,000	575,646
4.200%, 6/15/20	200,000	204,686
6.550%, 10/15/37	214,000	258,910
Hospira, Inc.
6.400%, 5/15/15	315,000	357,882
Mead Johnson Nutrition Co.
3.500%, 11/1/14§	200,000	207,056
4.900%, 11/1/19§	300,000	317,226
5.900%, 11/1/39§	100,000	106,847
Medtronic, Inc.
3.000%, 3/15/15	300,000	310,773

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)

4.450%, 3/15/20	$300,000	$319,682
St. Jude Medical, Inc.
3.750%, 7/15/14	300,000	316,748
Stryker Corp.
3.000%, 1/15/15	100,000	103,253
4.375%, 1/15/20	100,000	106,368

		6,222,554

Health Care Providers & Services (0.2%)
Aetna, Inc.
6.625%, 6/15/36	946,000	1,052,822
Cardinal Health, Inc.
5.650%, 6/15/12	21,000	22,506
CIGNA Corp.
5.125%, 6/15/20	215,000	223,776
Express Scripts, Inc.
5.250%, 6/15/12	400,000	427,331
6.250%, 6/15/14	135,000	152,849
7.250%, 6/15/19	80,000	96,702
HCA, Inc.
7.250%, 9/15/20	2,300,000	2,311,500
Humana, Inc.
7.200%, 6/15/18	300,000	334,884
McKesson Corp.
6.500%, 2/15/14	300,000	342,778
Medco Health Solutions, Inc.
7.125%, 3/15/18	250,000	298,667
Medtronic, Inc.
5.550%, 3/15/40	200,000	223,251
Quest Diagnostics, Inc.
6.400%, 7/1/17	200,000	228,459
4.750%, 1/30/20	60,000	60,363
5.750%, 1/30/40	40,000	39,382
UnitedHealth Group, Inc.
6.875%, 2/15/38	500,000	565,247
WellPoint Health Networks, Inc.
6.375%, 1/15/12	1,335,000	1,427,666
Zimmer Holdings, Inc.
4.625%, 11/30/19	200,000	210,027

		8,018,210

Pharmaceuticals (0.5%)
Abbott Laboratories, Inc.
6.000%, 4/1/39	300,000	344,952
AstraZeneca plc
5.900%, 9/15/17	300,000	350,959
6.450%, 9/15/37	676,000	819,179
Bristol-Myers Squibb Co.
5.875%, 11/15/36	678,000	755,774
6.875%, 8/1/97	45,000	55,551
Eli Lilly and Co.
3.550%, 3/6/12	1,070,000	1,115,791
5.200%, 3/15/17	1,316,000	1,497,683
5.500%, 3/15/27	300,000	326,584
GlaxoSmithKline Capital, Inc.
5.650%, 5/15/18	1,500,000	1,716,411
Johnson & Johnson
5.550%, 8/15/17	500,000	583,861
4.950%, 5/15/33	271,000	282,355

	Principal Amount	Value (Note 1)

Merck & Co., Inc.
4.000%, 6/30/15	$2,260,000	$2,447,668
6.000%, 9/15/17	350,000	411,191
5.750%, 11/15/36	250,000	281,244
6.550%, 9/15/37	350,000	435,365
Novartis Capital Corp.
1.900%, 4/24/13	340,000	345,137
4.125%, 2/10/14	300,000	323,679
2.900%, 4/24/15	200,000	205,742
4.400%, 4/24/20	250,000	269,531
Novartis Securities Investment Ltd.
5.125%, 2/10/19	500,000	559,723
Pfizer, Inc.
4.450%, 3/15/12	500,000	527,484
4.500%, 2/15/14	250,000	272,343
5.350%, 3/15/15	1,962,000	2,222,891
7.200%, 3/15/39	500,000	657,290
Pharmacia Corp.
6.600%, 12/1/28	100,000	117,104
Teva Pharmaceutical Finance Co LLC
5.550%, 2/1/16	268,000	305,386
6.150%, 2/1/36	270,000	313,485
Teva Pharmaceutical Finance II B.V./Teva Pharmaceutical Finance III LLC
3.000%, 6/15/15	100,000	101,959
Teva Pharmaceutical Finance III LLC
1.500%, 6/15/12	100,000	100,380
Watson Pharmaceuticals, Inc.
5.000%, 8/15/14	125,000	133,892
6.125%, 8/15/19	130,000	146,361
Wyeth
5.500%, 2/15/16	652,000	747,356
7.250%, 3/1/23	683,000	844,676
5.950%, 4/1/37	500,000	566,374

		20,185,361

Total Health Care		37,321,648

Industrials (0.9%)
Aerospace & Defense (0.2%)
Boeing Co.
3.500%, 2/15/15	100,000	105,486
4.875%, 2/15/20	55,000	60,558
5.875%, 2/15/40	30,000	33,730
Embraer Overseas Ltd.
6.375%, 1/15/20	250,000	256,550
General Dynamics Corp.
1.800%, 7/15/11	65,000	65,440
5.250%, 2/1/14	500,000	561,055
Goodrich Corp.
6.125%, 3/1/19	200,000	231,290
4.875%, 3/1/20	100,000	107,353
Honeywell International, Inc.
3.875%, 2/15/14	380,000	408,749
5.300%, 3/1/18	834,000	952,359
ITT Corp.
4.900%, 5/1/14	1,110,000	1,209,555
Lockheed Martin Corp.
4.121%, 3/14/13	158,000	169,183
5.720%, 6/1/40§	852,000	922,874

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)

Northrop Grumman Corp.
3.700%, 8/1/14	$60,000	$62,930
Northrop Grumman Systems Corp.
7.750%, 2/15/31	405,000	543,134
Raytheon Co.
4.400%, 2/15/20	100,000	107,283
Rockwell Collins, Inc.
5.250%, 7/15/19	50,000	55,093
United Technologies Corp.
4.875%, 5/1/15	500,000	559,128
6.125%, 2/1/19	500,000	596,269
4.500%, 4/15/20	60,000	64,914
6.050%, 6/1/36	660,000	752,741

		7,825,674

Air Freight & Logistics (0.0%)
United Parcel Service, Inc.
6.200%, 1/15/38	694,000	834,309

Airlines (0.2%)
Continental Airlines, Inc.
9.000%, 7/8/16	244,947	264,910
Delta Air Lines, Inc.
7.750%, 12/17/19	196,722	211,476
Southwest Airlines Co.
10.500%, 12/15/11§	7,000,000	7,809,347

		8,285,733

Building Products (0.0%)
CRH America, Inc.
5.625%, 9/30/11	127,000	131,827
6.000%, 9/30/16	500,000	557,396
Owens Corning, Inc.
9.000%, 6/15/19	300,000	354,714

		1,043,937

Commercial Services & Supplies (0.2%)
Allied Waste North America, Inc.
6.875%, 6/1/17	350,000	381,500
Avery Dennison Corp.
5.375%, 4/15/20	100,000	106,851
Board of Trustees of the Leland Stanford Junior University
4.250%, 5/1/16	895,000	972,767
Cornell University
5.450%, 2/1/19	200,000	226,558
Dartmouth College
4.750%, 6/1/19	50,000	54,386
Pitney Bowes, Inc.
5.750%, 9/15/17	678,000	761,407
Princeton University
5.700%, 3/1/39	300,000	335,724
R.R. Donnelley & Sons Co.
8.600%, 8/15/16	500,000	547,760
11.250%, 2/1/19	250,000	318,516
Republic Services, Inc.
5.500%, 9/15/19§	148,000	160,154
6.200%, 3/1/40§	200,000	214,512
Vanderbilt University
5.250%, 4/1/19	100,000	111,399

	Principal Amount	Value (Note 1)

Waste Management, Inc.
6.375%, 11/15/12	$700,000	$766,982
7.375%, 3/11/19	200,000	242,368
4.750%, 6/30/20	100,000	102,802
Yale University
2.900%, 10/15/14	300,000	311,192

		5,614,878

Electrical Equipment (0.0%)
Amphenol Corp.
4.750%, 11/15/14	100,000	105,963
Emerson Electric Co.
4.875%, 10/15/19	500,000	558,222
6.125%, 4/15/39	100,000	119,483
5.250%, 11/15/39	150,000	160,312
Thomas & Betts Corp.
5.625%, 11/15/21	100,000	107,152

		1,051,132

Industrial Conglomerates (0.1%)
3M Co.
4.375%, 8/15/13	350,000	381,941
5.700%, 3/15/37	200,000	228,655
Acuity Brands Lighting, Inc.
6.000%, 12/15/19§	100,000	103,864
General Electric Co.
5.000%, 2/1/13	1,000,000	1,072,355
5.250%, 12/6/17	500,000	543,703
Koninklijke Philips Electronics N.V.
6.875%, 3/11/38	400,000	493,321
Siemens Financieringsmat
5.500%, 2/16/12§	877,000	931,590
Textron, Inc.
7.250%, 10/1/19	200,000	228,325
Tyco International Finance S.A.
6.000%, 11/15/13	610,000	682,774
4.125%, 10/15/14	500,000	530,750
3.375%, 10/15/15	100,000	103,221

		5,300,499

Machinery (0.0%)
Caterpillar, Inc.
8.250%, 12/15/38	300,000	437,451
Deere & Co.
5.375%, 10/16/29	300,000	327,871
Dover Corp.
5.450%, 3/15/18	300,000	339,084
Pall Corp.
5.000%, 6/15/20	100,000	103,727
Roper Industries, Inc.
6.625%, 8/15/13	100,000	112,665
Snap-On, Inc.
6.125%, 9/1/21	100,000	112,716

		1,433,514

Road & Rail (0.2%)
Burlington Northern Santa Fe Corp.
5.900%, 7/1/12	1,342,000	1,453,518
4.700%, 10/1/19	150,000	158,865

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)

Canadian National Railway Co.
6.200%, 6/1/36	$680,000	$800,622
Canadian Pacific Railway Co.
7.250%, 5/15/19	220,000	261,955
CSX Corp.
6.250%, 3/15/18	650,000	746,323
6.220%, 4/30/40§	200,000	220,634
Norfolk Southern Corp.
7.700%, 5/15/17	268,000	333,291
5.900%, 6/15/19	550,000	632,335
Union Pacific Corp.
5.125%, 2/15/14	500,000	547,019
5.700%, 8/15/18	500,000	560,095

		5,714,657

Trading Companies & Distributors (0.0%)
GATX Corp.
4.750%, 5/15/15	100,000	104,269

Total Industrials		37,208,602

Information Technology (0.5%)
Communications Equipment (0.1%)
American Tower Corp.
4.625%, 4/1/15	150,000	156,035
Cisco Systems, Inc.
4.950%, 2/15/19	1,000,000	1,099,133
5.900%, 2/15/39	300,000	333,470
Harris Corp.
6.375%, 6/15/19	85,000	95,294
Motorola, Inc.
8.000%, 11/1/11	200,000	214,665
6.000%, 11/15/17	676,000	725,613
Nokia Oyj
5.375%, 5/15/19	200,000	210,418
6.625%, 5/15/39	95,000	104,343

		2,938,971

Computers & Peripherals (0.1%)
Dell, Inc.
3.375%, 6/15/12	270,000	280,184
5.875%, 6/15/19	125,000	140,470
7.100%, 4/15/28	100,000	119,132
Hewlett-Packard Co.
5.250%, 3/1/12	400,000	428,014
4.750%, 6/2/14	475,000	526,293
International Business Machines Corp.
2.100%, 5/6/13	500,000	509,530
5.700%, 9/14/17	1,000,000	1,162,283
6.500%, 1/15/28	1,000,000	1,211,947

		4,377,853

Electronic Equipment, Instruments & Components (0.1%)
Agilent Technologies, Inc.
4.450%, 9/14/12	2,000,000	2,086,958
Arrow Electronics, Inc.
6.000%, 4/1/20	100,000	103,340
Corning, Inc.
6.625%, 5/15/19	30,000	35,091

		2,225,389

	Principal Amount	Value (Note 1)

IT Services (0.0%)
HP Enterprise Services LLC
6.000%, 8/1/13	$670,000	$755,457

Office Electronics (0.1%)
Xerox Corp.
5.500%, 5/15/12	1,000,000	1,065,951
8.250%, 5/15/14	40,000	46,886
6.350%, 5/15/18	1,000,000	1,115,434

		2,228,271

Semiconductors & Semiconductor Equipment (0.0%)
Analog Devices, Inc.
5.000%, 7/1/14	100,000	108,086
Maxim Integrated Products, Inc.
3.450%, 6/14/13	100,000	100,818

		208,904

Software (0.1%)
Adobe Systems, Inc.
3.250%, 2/1/15	100,000	102,695
4.750%, 2/1/20	125,000	128,876
BMC Software, Inc.
7.250%, 6/1/18	1,300,000	1,553,357
Microsoft Corp.
2.950%, 6/1/14	190,000	198,810
4.200%, 6/1/19	125,000	135,522
5.200%, 6/1/39	185,000	202,326
Oracle Corp.
4.950%, 4/15/13	1,100,000	1,203,232
5.250%, 1/15/16	1,302,000	1,477,418
6.500%, 4/15/38	600,000	728,073

		5,730,309

Total Information Technology		18,465,154

Materials (1.0%)
Chemicals (0.6%)
Air Products and Chemicals, Inc.
4.375%, 8/21/19	200,000	208,790
Airgas, Inc.
2.850%, 10/1/13	100,000	100,839
Cabot Corp.
5.000%, 10/1/16	100,000	106,134
Dow Chemical Co.
4.850%, 8/15/12	6,100,000	6,434,615
6.000%, 10/1/12	8,412,000	9,044,978
7.600%, 5/15/14	3,170,000	3,660,916
8.550%, 5/15/19	310,000	379,475
9.400%, 5/15/39	225,000	312,928
E.I. du Pont de Nemours & Co.
5.875%, 1/15/14	300,000	341,751
3.250%, 1/15/15	400,000	417,290
6.000%, 7/15/18	350,000	410,756
5.600%, 12/15/36	100,000	109,367
Monsanto Co.
5.125%, 4/15/18	150,000	166,759
5.875%, 4/15/38	100,000	111,595
Potash Corp of Saskatchewan, Inc.
5.250%, 5/15/14	155,000	170,971
3.750%, 9/30/15	120,000	124,945

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)

6.500%, 5/15/19	$85,000	$99,861
4.875%, 3/30/20	70,000	74,470
PPG Industries, Inc.
6.650%, 3/15/18	300,000	355,975
Praxair, Inc.
2.125%, 6/14/13	300,000	305,021
4.625%, 3/30/15	253,000	277,384
4.500%, 8/15/19	300,000	318,405
Sherwin-Williams Co.
3.125%, 12/15/14	100,000	103,490
Valspar Corp.
7.250%, 6/15/19	100,000	118,840

		23,755,555

Construction Materials (0.0%)
Lafarge S.A.
6.500%, 7/15/16	100,000	103,592
7.125%, 7/15/36	200,000	197,917

		301,509

Containers & Packaging (0.0%)
Bemis Co., Inc.
5.650%, 8/1/14	55,000	60,565
6.800%, 8/1/19	45,000	51,983

		112,548

Metals & Mining (0.3%)
Alcoa, Inc.
5.900%, 2/1/27	665,000	584,999
Allegheny Technologies, Inc.
9.375%, 6/1/19	200,000	236,155
ArcelorMittal S.A.
5.375%, 6/1/13	300,000	315,510
9.000%, 2/15/15	225,000	264,703
6.125%, 6/1/18	250,000	261,470
9.850%, 6/1/19	250,000	312,410
Barrick Australian Finance Pty Ltd.
5.950%, 10/15/39	200,000	213,127
Barrick Gold Corp.
6.950%, 4/1/19	300,000	359,712
Barrick N.A. Finance LLC
7.500%, 9/15/38	100,000	124,068
BHP Billiton Finance USA Ltd.
5.125%, 3/29/12	628,000	668,697
6.500%, 4/1/19	500,000	599,623
Freeport-McMoRan Copper & Gold, Inc.
8.375%, 4/1/17	1,000,000	1,100,000
Newmont Mining Corp.
5.125%, 10/1/19	360,000	385,750
6.250%, 10/1/39	200,000	218,263
Nucor Corp.
5.850%, 6/1/18	300,000	343,777
Rio Tinto Finance USA Ltd.
5.875%, 7/15/13	650,000	712,174
8.950%, 5/1/14	360,000	436,657
9.000%, 5/1/19	215,000	282,138
7.125%, 7/15/28	500,000	593,821
Southern Copper Corp.
5.375%, 4/16/20	55,000	55,128
6.750%, 4/16/40	45,000	44,481

	Principal Amount	Value (Note 1)

Steel Dynamics, Inc.
7.375%, 11/1/12	$4,250,000	$4,398,750
Vale Overseas Ltd.
6.875%, 11/21/36	800,000	834,009
6.875%, 11/10/39	170,000	177,598
Xstrata Canada Corp.
5.500%, 6/15/17	724,000	769,750

		14,292,770

Paper & Forest Products (0.1%)
Georgia-Pacific LLC
8.125%, 5/15/11	1,500,000	1,561,875
International Paper Co.
5.300%, 4/1/15	400,000	427,726
9.375%, 5/15/19	200,000	258,318
7.500%, 8/15/21	200,000	234,179
7.300%, 11/15/39	630,000	694,721
Koch Forest Products, Inc.
2.283%, 12/20/12	63,276	61,092
2.283%, 12/20/12(l)	11,011	10,631
2.302%, 12/20/12(l)	356,285	343,994

		3,592,536

Total Materials		42,054,918

Telecommunication Services (1.8%)
Diversified Telecommunication Services (1.3%)
Ameritech Capital Funding Corp.
6.550%, 1/15/28	531,000	556,923
AT&T, Inc.
5.500%, 2/1/18	2,335,000	2,582,122
6.150%, 9/15/34	676,000	709,751
6.800%, 5/15/36	400,000	458,868
6.500%, 9/1/37	1,950,000	2,162,841
6.400%, 5/15/38	1,000,000	1,099,443
BellSouth Capital Funding Corp.
7.875%, 2/15/30	687,000	842,083
BellSouth Corp.
5.200%, 9/15/14	1,107,000	1,230,098
6.000%, 11/15/34	290,000	299,646
British Telecommunications plc
9.875%, 12/15/30	693,000	845,751
Deutsche Telekom International Finance B.V.
4.875%, 7/8/14	500,000	535,818
6.750%, 8/20/18	500,000	579,375
8.750%, 6/15/30	668,000	862,853
Embarq Corp.
7.082%, 6/1/16	500,000	533,029
GTE Corp.
8.750%, 11/1/21	250,000	327,635
6.940%, 4/15/28	67,000	73,709
Qwest Corp.
7.875%, 9/1/11	2,000,000	2,080,000
7.625%, 6/15/15	1,580,000	1,690,600
8.375%, 5/1/16	750,000	819,375
6.500%, 6/1/17	650,000	654,875
Sprint Capital Corp.
7.625%, 1/30/11	13,900,000	14,143,250
Telecom Italia Capital S.A.
0.914%, 7/18/11(l)	2,300,000	2,267,381

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)

6.175%, 6/18/14	$250,000	$261,359
5.250%, 10/1/15	472,000	476,366
6.999%, 6/4/18	500,000	532,582
7.175%, 6/18/19	250,000	269,153
6.375%, 11/15/33	1,374,000	1,230,385
Telefonica Emisiones S.A.U.
2.582%, 4/26/13	150,000	148,968
4.949%, 1/15/15	1,440,000	1,508,482
3.729%, 4/27/15	90,000	89,738
6.421%, 6/20/16	300,000	329,069
6.221%, 7/3/17	669,000	727,671
5.877%, 7/15/19	145,000	154,654
5.134%, 4/27/20	180,000	180,413
7.045%, 6/20/36	300,000	331,911
Telefonica Europe B.V.
7.750%, 9/15/10	165,000	167,064
Verizon Communications, Inc.
4.350%, 2/15/13	500,000	534,479
5.550%, 2/15/16	1,315,000	1,472,812
5.500%, 2/15/18	298,000	326,998
8.750%, 11/1/18	3,250,000	4,224,912
7.750%, 12/1/30	678,000	844,890
7.750%, 6/15/32	127,000	158,544
5.850%, 9/15/35	262,000	270,258
6.400%, 2/15/38	667,000	735,078
Verizon Maryland, Inc.
Series B 5.125%, 6/15/33	139,000	122,937
Verizon New England, Inc.
6.500%, 9/15/11	797,000	841,710
7.875%, 11/15/29	7,000	8,167
Verizon New Jersey, Inc.
Series A 5.875%, 1/17/12	312,000	330,761
Verizon New York, Inc.
Series A 6.875%, 4/1/12	500,000	540,285

		52,175,072

Wireless Telecommunication Services (0.5%)
America Movil S.A.B. de C.V.
5.625%, 11/15/17	1,322,000	1,445,098
5.000%, 3/30/20§	4,100,000	4,236,009
Cellco Partnership/Verizon Wireless Capital LLC
3.750%, 5/20/11	4,935,000	5,054,570
5.250%, 2/1/12	500,000	530,007
5.550%, 2/1/14	500,000	560,572
8.500%, 11/15/18	1,270,000	1,651,177
New Cingular Wireless Services, Inc.
8.125%, 5/1/12	1,348,000	1,508,404
Rogers Communications, Inc.
6.800%, 8/15/18	500,000	591,053
Vodafone Group plc
4.150%, 6/10/14	3,075,000	3,226,585
7.875%, 2/15/30	682,000	822,482
6.150%, 2/27/37	669,000	693,651

		20,319,608

Total Telecommunication Services		72,494,680

	Principal Amount	Value (Note 1)

Utilities (1.7%)
Electric Utilities (0.9%)
Ameren Energy Generating Co.
6.300%, 4/1/20	$100,000	$101,786
Carolina Power & Light Co.
5.300%, 1/15/19	500,000	559,076
Cleco Power LLC
6.500%, 12/1/35	100,000	107,702
Columbus Southern Power Co.
6.600%, 3/1/33	651,000	748,229
Commonwealth Edison Co.
6.150%, 9/15/17	1,330,000	1,526,513
5.900%, 3/15/36	624,000	679,493
Consolidated Edison Co. of New York, Inc.
5.500%, 12/1/39	80,000	83,048
Series 07-A 4.875%, 2/1/13	700,000	758,621
Series 08-B 6.300%, 8/15/37	628,000	722,332
Series 09-C 6.750%, 4/1/38	400,000	487,498
Dayton Power & Light Co.
5.125%, 10/1/13	900,000	996,996
Detroit Edison Co.
5.600%, 6/15/18	250,000	275,140
6.625%, 6/1/36	100,000	119,921
Duke Energy Carolinas LLC
4.300%, 6/15/20	300,000	316,823
6.000%, 1/15/38	500,000	570,704
Duke Energy Corp.
3.350%, 4/1/15	100,000	101,998
5.050%, 9/15/19	300,000	319,897
Duke Energy Ohio, Inc.
5.700%, 9/15/12	1,245,000	1,346,861
Entergy Gulf States Louisiana LLC
5.590%, 10/1/24	60,000	65,462
Entergy Louisiana LLC
5.400%, 11/1/24	75,000	81,653
Exelon Generation Co. LLC
5.350%, 1/15/14	300,000	327,033
FirstEnergy Corp.
Series B 6.450%, 11/15/11	29,000	30,631
Series C 7.375%, 11/15/31	522,000	550,393
FirstEnergy Solutions Corp.
4.800%, 2/15/15	500,000	523,197
6.800%, 8/15/39	497,000	491,732
Florida Power & Light Co.
5.550%, 11/1/17	500,000	572,494
4.950%, 6/1/35	875,000	873,219
5.950%, 2/1/38	309,000	352,955
5.690%, 3/1/40	100,000	110,867
Florida Power Corp.
4.550%, 4/1/20	50,000	53,559
5.900%, 3/1/33	582,000	642,908
6.350%, 9/15/37	400,000	473,471
6.400%, 6/15/38	1,100,000	1,314,673
5.650%, 4/1/40	75,000	81,711
FPL Group Capital, Inc.
2.550%, 11/15/13	100,000	100,841

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)

7.875%, 12/15/15	$300,000	$368,768
Georgia Power Co.
5.400%, 6/1/18	500,000	564,966
4.250%, 12/1/19	80,000	83,769
5.950%, 2/1/39	250,000	275,185
Hydro Quebec
7.500%, 4/1/16	300,000	376,120
Indiana Michigan Power Co.
7.000%, 3/15/19	250,000	292,507
Interstate Power and Light Co.
6.250%, 7/15/39	60,000	69,244
Massachusetts Electric Co.
5.900%, 11/15/39§	785,000	859,152
MidAmerican Energy Co.
6.750%, 12/30/31	273,000	326,804
MidAmerican Energy Holdings Co.
5.950%, 5/15/37	1,684,000	1,803,397
6.500%, 9/15/37	600,000	689,308
MidAmerican Funding LLC
6.927%, 3/1/29	682,000	804,570
Nevada Power Co.
7.125%, 3/15/19	500,000	591,416
Northern States Power Co.
5.250%, 3/1/18	500,000	558,169
5.350%, 11/1/39	120,000	126,150
NSTAR
4.500%, 11/15/19	100,000	106,251
NSTAR Electric Co.
5.500%, 3/15/40	50,000	54,136
Oglethorpe Power Corp.
5.950%, 11/1/39	205,000	230,870
Ohio Power Co.
5.375%, 10/1/21	95,000	101,371
Oklahoma Gas & Electric Co.
5.850%, 6/1/40	100,000	106,417
Oncor Electric Delivery Co. LLC
6.800%, 9/1/18	500,000	586,928
7.250%, 1/15/33	250,000	299,742
Pacific Gas & Electric Co.
6.250%, 12/1/13	500,000	568,000
6.050%, 3/1/34	657,000	733,027
5.400%, 1/15/40	100,000	103,554
PacifiCorp
6.000%, 1/15/39	500,000	574,373
Pepco Holdings, Inc.
6.450%, 8/15/12	2,130,000	2,372,935
Portland General Electric Co.
6.100%, 4/15/19	100,000	116,346
PPL Electric Utilities Corp.
6.250%, 5/15/39	75,000	87,774
Progress Energy, Inc.
6.000%, 12/1/39	100,000	107,027
PSEG Power LLC
6.950%, 6/1/12	400,000	437,004
2.500%, 4/15/13§	100,000	100,969
5.125%, 4/15/20§	80,000	82,933
Public Service Co. of Colorado
6.250%, 9/1/37	254,000	300,274
Public Service Electric & Gas Co.
6.330%, 11/1/13	500,000	569,388

	Principal Amount	Value (Note 1)

5.300%, 5/1/18	$250,000	$274,209
5.800%, 5/1/37	250,000	282,795
Puget Sound Energy, Inc.
5.757%, 10/1/39	125,000	129,373
5.795%, 3/15/40	50,000	52,037
5.764%, 7/15/40	100,000	103,647
San Diego Gas & Electric Co.
6.125%, 9/15/37	200,000	236,442
6.000%, 6/1/39	30,000	35,050
Southern California Edison Co.
5.750%, 3/15/14	500,000	562,683
5.950%, 2/1/38	800,000	924,392
5.500%, 3/15/40	100,000	109,096
Southern Co.
4.150%, 5/15/14	125,000	131,854
Southwestern Electric Power Co.
6.200%, 3/15/40	25,000	25,637
Tampa Electric Co.
6.100%, 5/15/18	75,000	84,970
Toledo Edison Co.
7.250%, 5/1/20	30,000	36,347
TransAlta Corp.
4.750%, 1/15/15	300,000	315,886
6.500%, 3/15/40	70,000	72,206
Union Electric Co.
6.700%, 2/1/19	500,000	581,228
Virginia Electric & Power Co.
5.400%, 1/15/16	1,316,000	1,468,952

		37,325,085

Gas Utilities (0.4%)
Boardwalk Pipelines LP
5.750%, 9/15/19	200,000	209,428
CenterPoint Energy Resources Corp.
6.150%, 5/1/16	300,000	328,365
Consolidated Natural Gas Co.
Series A 5.000%, 3/1/14	75,000	81,245
Enterprise Products Operating LLC
5.250%, 1/31/20	250,000	257,380
EQT Corp.
8.125%, 6/1/19	250,000	294,088
Kinder Morgan Energy Partners LP
5.300%, 9/15/20	200,000	206,847
NGPL Pipeco LLC
6.514%, 12/15/12§	14,400,000	14,339,477
Panhandle Eastern Pipeline Co.
6.200%, 11/1/17	250,000	257,326
Rockies Express Pipeline LLC
3.900%, 4/15/15§	1,200,000	1,159,757
Southern California Gas Co.
5.500%, 3/15/14	200,000	224,443
Williams Partners LP
3.800%, 2/15/15§	200,000	201,298
5.250%, 3/15/20§	110,000	112,482
6.300%, 4/15/40§	140,000	140,660

		17,812,796

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)

Independent Power Producers & Energy Traders (0.3%)
Tennessee Valley Authority
4.750%, 8/1/13	$1,000,000	$1,099,091
5.500%, 7/18/17	676,000	786,860
6.750%, 11/1/25	697,000	895,982
6.150%, 1/15/38	691,000	849,756
5.250%, 9/15/39	6,665,000	7,368,097

		10,999,786

Multi-Utilities (0.1%)
Alliant Energy Corp.
4.000%, 10/15/14	200,000	206,378
Avista Corp.
5.125%, 4/1/22	55,000	58,606
Dominion Resources, Inc.
5.150%, 7/15/15	383,000	424,062
6.000%, 11/30/17	1,331,000	1,518,013
5.200%, 8/15/19	80,000	86,737
DTE Energy Co.
7.625%, 5/15/14	50,000	58,433
NiSource Finance Corp.
10.750%, 3/15/16	500,000	640,768
6.400%, 3/15/18	250,000	275,084
Sempra Energy
9.800%, 2/15/19	600,000	796,778
6.000%, 10/15/39	315,000	334,227

		4,399,086

Total Utilities		70,536,753

Total Corporate Bonds		1,326,152,338

Government Securities (67.0%)
Agency ABS (1.0%)
Federal Farm Credit Bank
1.110%, 6/14/12	200,000	201,016
1.250%, 9/14/12	100,000	100,152
1.470%, 10/26/12	200,000	200,141
1.750%, 2/21/13	1,000,000	1,014,587
1.375%, 6/25/13	250,000	251,401
2.375%, 4/28/14	100,000	101,061
2.550%, 3/16/15	200,000	200,606
2.620%, 6/15/15	100,000	101,015
3.875%, 12/17/18	100,000	100,497
3.990%, 6/17/19	100,000	100,517
4.740%, 12/7/23	100,000	100,491
4.790%, 6/3/24	100,000	100,489
Federal Home Loan Bank
0.600%, 5/10/11	200,000	200,052
0.750%, 7/8/11	500,000	501,443
1.000%, 11/10/11	200,000	200,115
1.000%, 11/14/11	500,000	500,095
1.000%, 12/28/11	500,000	502,976
1.125%, 3/23/12	100,000	100,160
1.350%, 4/9/12	200,000	200,035
1.550%, 8/10/12	200,000	200,243
1.750%, 12/14/12	500,000	509,632
1.850%, 12/21/12	100,000	100,478
1.625%, 3/20/13	1,600,000	1,623,267
3.000%, 1/29/15	100,000	100,206

	Principal Amount	Value (Note 1)

Federal Home Loan Mortgage Corp.
0.750%, 9/15/11	$100,000	$100,055
1.000%, 12/22/11	100,000	100,109
0.900%, 12/23/11	100,000	100,216
1.300%, 1/12/12	200,000	200,043
1.250%, 1/19/12	100,000	100,033
1.300%, 3/9/12	200,000	200,281
1.125%, 4/25/12	200,000	201,558
1.300%, 4/30/12	100,000	100,079
1.300%, 5/10/12	200,000	200,192
1.250%, 5/11/12	100,000	100,103
1.400%, 5/17/12	1,000,000	1,001,141
1.250%, 6/15/12	100,000	100,140
1.500%, 7/30/12	200,000	200,164
2.350%, 8/27/12	500,000	501,528
2.000%, 11/5/12	500,000	502,295
1.700%, 12/17/12	300,000	301,434
1.125%, 1/14/13	500,000	499,669
1.750%, 1/28/13	200,000	201,423
2.000%, 1/28/13	100,000	100,095
1.875%, 3/8/13	200,000	201,570
2.000%, 5/3/13	100,000	100,483
1.875%, 5/10/13	100,000	100,514
2.250%, 10/30/13	100,000	100,151
2.200%, 12/17/13	100,000	100,373
3.150%, 1/22/15	500,000	500,783
3.000%, 2/17/15	100,000	100,338
3.000%, 3/17/15	50,000	50,903
3.050%, 4/9/15	100,000	100,056
3.250%, 4/23/15	500,000	500,812
3.000%, 5/18/15	100,000	100,902
3.000%, 5/26/15	100,000	100,882
2.750%, 7/7/15	100,000	100,658
4.750%, 1/22/20	100,000	100,259
5.000%, 4/29/25	100,000	102,330
5.625%, 11/23/35	200,000	215,052
Federal National Mortgage Association
1.000%, 4/4/12	500,000	502,708
1.500%, 5/24/12	200,000	200,251
1.300%, 5/25/12	500,000	502,833
1.500%, 6/1/12	400,000	400,499
1.500%, 9/24/12	100,000	100,213
1.750%, 12/28/12	200,000	201,081
2.125%, 1/25/13	300,000	302,097
2.050%, 1/28/13	200,000	201,298
1.800%, 2/8/13	200,000	202,318
1.800%, 3/15/13	200,000	201,550
1.850%, 3/25/13	200,000	201,638
2.000%, 4/8/13	200,000	200,067
3.250%, 4/9/13	500,000	530,687
2.150%, 4/12/13	100,000	100,048
2.000%, 4/15/13	200,000	202,011
1.875%, 5/6/13	200,000	202,046
1.750%, 5/7/13	300,000	305,480
2.000%, 5/10/13	1,000,000	1,004,873
2.000%, 6/24/13	250,000	252,660
1.500%, 6/26/13	500,000	505,472
1.750%, 6/28/13	100,000	100,265
1.375%, 7/19/13	500,000	497,423
2.020%, 8/20/13	100,000	101,025

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)

2.050%, 8/26/13	$100,000	$100,245
2.125%, 9/10/13	100,000	100,348
2.100%, 9/16/13	200,000	200,664
2.000%, 12/16/13	200,000	200,545
2.500%, 3/3/14	200,000	200,776
2.500%, 4/29/14	100,000	100,457
3.125%, 11/10/14	300,000	303,086
3.125%, 1/21/15	200,000	202,416
3.000%, 3/9/15	200,000	200,945
3.125%, 5/19/15	300,000	302,690
4.000%, 1/20/17	700,000	712,842
6.000%, 3/9/20	100,000	105,841
4.300%, 3/30/20	100,000	101,779
6.000%, 4/18/36	200,000	221,813
Financing Corp. Fico
10.700%, 10/6/17	600,000	901,850
Small Business Administration
Series 2003-10A 4.628%, 3/10/13	116,804	122,048
Series 2008-P10B 1 5.944%, 8/1/18	2,535,196	2,787,592
Small Business Administration
Participation Certificates
Series 2004-20A 1 4.930%, 1/1/24	483,308	515,871
Series 2004-20C 4.340%, 3/1/24	3,450,901	3,626,306
Series 2005-20B 4.625%, 2/1/25	311,464	330,583
Series 2008-20A 1 5.170%, 1/1/28	834,216	909,894
Series 2008-20C 1 5.490%, 3/1/28	3,077,140	3,356,553
Series 2008-20G 5.870%, 7/1/28	3,224,365	3,596,154

		40,917,140

Agency CMO (0.2%)
Federal Home Loan Mortgage Corp.
4.500%, 2/15/15	118,321	118,150
4.500%, 1/15/16	538,761	542,519
5.500%, 4/15/26	258,971	259,409
5.500%, 1/15/31	419,732	441,585
Federal National Mortgage Association
4.500%, 2/25/17	585,701	597,538
4.500%, 3/25/17	508,501	520,023
5.500%, 5/25/27	90,958	90,768
6.000%, 1/25/32	885,000	896,116
8.579%, 6/25/32(l)	101,870	107,274
5.310%, 8/25/33	2,381,893	2,350,284
6.000%, 10/25/33	878,726	890,091
6.500%, 7/25/34	199,886	213,227
Government National Mortgage Association
6.500%, 6/20/32	124,788	137,916

		7,164,900

Foreign Governments (1.2%)
Export-Import Bank of China
5.250%, 7/29/14§	3,700,000	4,046,594

	Principal Amount	Value (Note 1)

Export-Import Bank of Korea
8.125%, 1/21/14	$200,000	$228,798
5.875%, 1/14/15	500,000	541,759
4.125%, 9/9/15	200,000	203,066
Federative Republic of Brazil
6.000%, 1/17/17	1,500,000	1,650,000
8.000%, 1/15/18	1,333,333	1,546,667
8.750%, 2/4/25	500,000	673,750
8.250%, 1/20/34	1,351,000	1,783,320
Hungary Government International Bond
4.750%, 2/3/15	250,000	248,017
Inter-American Development Bank
2.250%, 7/15/15	4,965,000	4,992,813
Israel Government AID Bond
5.500%, 4/26/24	1,335,000	1,568,629
5.500%, 9/18/33	583,000	671,523
Province of British Columbia
2.850%, 6/15/15	60,000	61,973
6.500%, 1/15/26	300,000	381,526
7.250%, 9/1/36	200,000	285,463
Province of Manitoba
4.900%, 12/6/16	500,000	562,674
Province of Nova Scotia
5.125%, 1/26/17	1,000,000	1,139,504
Province of Ontario
2.625%, 1/20/12	1,500,000	1,535,480
1.875%, 11/19/12	2,030,000	2,053,759
3.500%, 7/15/13	1,000,000	1,053,215
4.100%, 6/16/14	2,510,000	2,699,251
4.000%, 10/7/19	250,000	258,138
4.400%, 4/14/20	500,000	531,285
Province of Quebec
4.600%, 5/26/15	1,372,000	1,514,758
7.500%, 9/15/29	500,000	686,311
Republic of Chile
5.500%, 1/15/13	300,000	327,480
Republic of Croatia
1.250%, 7/30/10(l)	102,955	102,530
Republic of Italy
5.625%, 6/15/12	1,256,000	1,319,631
4.500%, 1/21/15	2,699,000	2,721,561
6.875%, 9/27/23	656,000	746,345
Republic of Korea
5.750%, 4/16/14	500,000	545,096
7.125%, 4/16/19	300,000	360,105
Republic of Panama
5.200%, 1/30/20	300,000	312,000
7.125%, 1/29/26	200,000	233,500
8.875%, 9/30/27	150,000	199,875
9.375%, 4/1/29	448,000	620,480
6.700%, 1/26/36	250,000	275,625
Republic of Peru
8.375%, 5/3/16	300,000	367,500
7.125%, 3/30/19	100,000	118,250
7.350%, 7/21/25	500,000	598,750
6.550%, 3/14/37	200,000	221,000
Republic of Poland
5.250%, 1/15/14	600,000	642,695
6.375%, 7/15/19	700,000	774,357

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)

Republic of South Africa
7.375%, 4/25/12	$60,000	$65,508
6.500%, 6/2/14	1,480,000	1,642,800
6.875%, 5/27/19	500,000	571,875
5.500%, 3/9/20	300,000	310,125
State of Israel
5.500%, 11/9/16	656,000	742,271
United Mexican States
6.625%, 3/3/15	670,000	766,480
8.125%, 12/30/19	1,356,000	1,735,680
5.125%, 1/15/20	800,000	832,000
8.300%, 8/15/31	500,000	675,000
6.750%, 9/27/34	1,078,000	1,242,395
6.050%, 1/11/40	500,000	527,500

		50,516,687

Municipal Bonds (2.0%)
American Municipal Power-Ohio, Inc.
6.449%, 2/15/44	100,000	104,448
Bay Area Toll Authority California State
6.793%, 4/1/30	4,200,000	4,192,524
6.918%, 4/1/40	100,000	99,865
6.263%, 4/1/49	500,000	525,680
7.043%, 4/1/50	200,000	201,970
California State University, Class A
5.000%, 11/1/30	300,000	304,080
Central Puget Sound Washington Regional Transportation Authority
5.491%, 11/1/39	100,000	104,866
Chabot-Las Positas California Community College District Financing Corporation, Class C
(Zero Coupon), 8/1/22	6,230,000	3,305,763
City & County of Denver, Colorado
5.650%, 8/1/30	100,000	101,198
City of Chicago, Illinois
4.750%, 1/1/36	400,000	393,032
6.845%, 1/1/38	40,000	42,023
5.720%, 12/1/38	775,000	840,914
6.395%, 1/1/40	585,000	624,142
City of New York, New York
6.246%, 6/1/35	5,400,000	5,444,172
City of San Antonio, Texas
5.985%, 2/1/39	50,000	54,690
Clark County, Nevada Airport
6.881%, 7/1/42	100,000	104,747
6.820%, 7/1/45	150,000	167,544
Dallas, Texas Area Rapid Transit
6.249%, 12/1/34	400,000	418,148
Indianapolis, Indiana Local Public Improvement
6.116%, 1/15/40	100,000	106,404
Los Angeles Department of Airports
6.582%, 5/15/39	100,000	108,600
Los Angeles Department of Water & Power
6.008%, 7/1/39	100,000	102,996
Los Angeles, California Community College District
5.000%, 8/1/27	1,100,000	1,145,122
Los Angeles, California Unified School District
4.500%, 7/1/22	1,500,000	1,524,270
4.500%, 7/1/24	1,300,000	1,293,318
4.500%, 7/1/25	1,700,000	1,672,681
4.500%, 1/1/28	1,500,000	1,419,960

	Principal Amount	Value (Note 1)

5.755%, 7/1/29	$100,000	$98,852
5.750%, 7/1/34	200,000	195,842
6.758%, 7/1/34	575,000	630,315
Los Gatos, California Union School District, Class B
5.000%, 8/1/30	160,000	164,202
Metropolitan Government of Nashville & Davidson County Convention Center Authority
6.731%, 7/1/43	50,000	52,799
Metropolitan Transportation Authority
5.871%, 11/15/39	100,000	101,344
6.668%, 11/15/39	75,000	82,490
7.336%, 11/15/39	1,065,000	1,300,440
Metropolitan Washington Airports Authority
7.462%, 10/1/46	13,000,000	14,175,980
Municipal Electric Authority of Georgia
6.637%, 4/1/57	100,000	96,844
7.055%, 4/1/57	100,000	98,182
New Jersey Economic Development Authority
1.480%, 6/15/13(l)	3,000,000	2,995,500
New Jersey State Turnpike Authority
7.414%, 1/1/40	1,185,000	1,443,449
New Jersey Transportation Trust Fund Authority
6.875%, 12/15/39	4,500,000	4,745,610
6.561%, 12/15/40	200,000	218,080
New York City Municipal Water Finance Authority
5.750%, 6/15/41	200,000	208,716
5.724%, 6/15/42	190,000	195,301
5.952%, 6/15/42	200,000	210,470
6.011%, 6/15/42	35,000	37,134
6.124%, 6/15/42	500,000	502,580
New York City Transitional Finance Authority
5.267%, 5/1/27	5,000,000	5,026,300
New York State Dormitory Authority, Class F
5.500%, 3/15/30	200,000	200,654
5.628%, 3/15/39	875,000	883,776
5.600%, 3/15/40	200,000	201,144
New York State Urban Development Corp.
5.770%, 3/15/39	100,000	101,727
Northern California Power Agency, Class B
7.311%, 6/1/40	2,075,000	2,139,470
Oregon State Department of Transportation
5.834%, 11/15/34	150,000	162,408
Pennsylvania State Turnpike Commission
6.105%, 12/1/39	250,000	268,705
Port Authority of New York & New Jersey
6.040%, 12/1/29	620,000	665,911
Puerto Rico Sales Tax Financing Corp., Class A
(Zero Coupon), 8/1/54	1,100,000	61,831
San Diego County, California Water Authority
6.138%, 5/1/49	100,000	108,347
San Francisco City & County Public Utilities Commission
6.000%, 11/1/40	100,000	101,690
State of California
4.850%, 10/1/14	250,000	259,222
5.450%, 4/1/15	4,025,000	4,222,386
5.950%, 4/1/16	35,000	37,176
5.750%, 3/1/17	100,000	103,978
6.200%, 3/1/19	100,000	104,310
6.200%, 10/1/19	200,000	209,074
6.650%, 3/1/22	1,090,000	1,146,713
4.500%, 8/1/28	1,200,000	1,088,316
7.500%, 4/1/34	785,000	837,752

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)

7.950%, 3/1/36	$100,000	$105,039
7.550%, 4/1/39	3,085,000	3,310,359
7.300%, 10/1/39	2,215,000	2,306,014
7.350%, 11/1/39	845,000	886,101
7.625%, 3/1/40	165,000	178,278
State of Georgia
4.503%, 11/1/25	100,000	103,219
State of Illinois
2.766%, 1/1/12	100,000	100,226
3.321%, 1/1/13	100,000	99,365
4.071%, 1/1/14	100,000	98,534
4.421%, 1/1/15	100,000	99,341
5.100%, 6/1/33	1,500,000	1,169,370
State of Illinois Toll Highway Authority
6.184%, 1/1/34	1,055,000	1,092,706
5.851%, 12/1/34	100,000	101,738
State of Iowa
6.750%, 6/1/34	1,800,000	1,933,812
State of Massachusetts
4.910%, 5/1/29	100,000	97,022
5.456%, 12/1/39	200,000	209,602
State of New York
5.206%, 10/1/31	150,000	139,996
State of Texas
4.750%, 4/1/37	300,000	303,465
State of Utah
4.554%, 7/1/24	120,000	126,370
State of Washington
5.090%, 8/1/33	100,000	99,399
5.481%, 8/1/39	100,000	104,361
5.140%, 8/1/40	100,000	98,879
University of Virginia
6.200%, 9/1/39	225,000	262,870
Utah Transit Authority
5.937%, 6/15/39	40,000	43,821

		82,958,064

Supranational (1.0%)
African Development Bank
1.750%, 10/1/12	375,000	380,026
3.000%, 5/27/14	200,000	208,687
Asian Development Bank
2.125%, 3/15/12	2,000,000	2,038,958
2.750%, 5/21/14	300,000	311,098
Corp. Andina de Fomento
8.125%, 6/4/19	475,000	583,619
Eksportfinans A/S
5.000%, 2/14/12	1,232,000	1,306,800
1.875%, 4/2/13	4,975,000	5,015,745
3.000%, 11/17/14	2,550,000	2,626,026
5.500%, 5/25/16	1,675,000	1,903,704
European Bank for Reconstruction & Development
3.625%, 6/17/13	400,000	424,217
European Investment Bank
3.125%, 7/15/11	500,000	512,424
3.250%, 10/14/11	2,000,000	2,066,774
2.000%, 2/10/12	500,000	507,561
1.750%, 9/14/12	1,500,000	1,517,077
4.625%, 5/15/14	4,320,000	4,746,056
3.125%, 6/4/14	500,000	521,093
4.875%, 2/16/16	1,334,000	1,490,357
4.875%, 2/15/36	200,000	210,886

	Principal Amount	Value (Note 1)

Export Development Canada
2.625%, 11/15/11	$1,000,000	$1,026,098
1.750%, 9/24/12	500,000	506,973
2.250%, 5/28/15	150,000	151,704
Inter-American Development Bank
3.250%, 11/15/11	1,000,000	1,032,239
1.750%, 10/22/12	500,000	507,667
4.250%, 9/10/18	1,368,000	1,487,446
International Bank for Reconstruction & Development
3.625%, 5/21/13	1,000,000	1,063,777
3.500%, 10/8/13	1,000,000	1,061,380
2.375%, 5/26/15	300,000	305,020
7.625%, 1/19/23	694,000	969,467
4.750%, 2/15/35	100,000	107,743
International Finance Corp.
3.500%, 5/15/13	475,000	506,366
3.000%, 4/22/14	510,000	538,340
Japan Finance Corp.
2.000%, 6/24/11	1,400,000	1,412,139
1.500%, 7/6/12	300,000	302,349
2.125%, 11/5/12	475,000	484,367
Korea Development Bank
8.000%, 1/23/14	500,000	569,151
Nordic Investment Bank
1.625%, 1/28/13	500,000	504,988
5.000%, 2/1/17	300,000	340,658
Svensk Exportkredit AB
3.250%, 9/16/14	575,000	596,523

		39,845,503

U.S. Government Agencies (26.3%)
Federal Farm Credit Bank
5.375%, 7/18/11	250,000	262,787
3.875%, 8/25/11	355,000	368,721
2.000%, 1/17/12	500,000	510,699
2.125%, 6/18/12	1,000,000	1,026,954
1.875%, 12/7/12	300,000	306,451
5.125%, 8/25/16	685,000	786,072
4.875%, 1/17/17	840,000	949,641
Federal Home Loan Bank
1.625%, 7/27/11	400,000	404,804
4.875%, 11/18/11	5,420,000	5,738,214
2.250%, 4/13/12	3,000,000	3,082,368
2.000%, 7/27/12	500,000	500,512
2.000%, 10/5/12	500,000	501,875
5.125%, 8/14/13	500,000	559,300
4.000%, 9/6/13	500,000	541,010
4.500%, 9/16/13	500,000	549,802
2.500%, 10/15/13	200,000	201,036
3.625%, 10/18/13	1,000,000	1,071,140
5.250%, 6/18/14	1,000,000	1,139,799
5.500%, 8/13/14	500,000	576,373
5.250%, 6/5/17	1,350,000	1,550,683
5.000%, 11/17/17	2,740,000	3,126,718
5.500%, 7/15/36	690,000	783,676
Federal Home Loan Bank/Illinois
5.625%, 6/13/16	2,450,000	2,631,146
Federal Home Loan Mortgage Corp.
1.125%, 12/15/11	10,065,000	10,144,473
2.125%, 3/23/12	10,000,000	10,247,090
2.000%, 4/27/12	250,000	252,799

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)

1.750%, 6/15/12	$1,900,000	$1,937,287
2.250%, 8/24/12	500,000	501,376
2.000%, 9/28/12	500,000	501,401
2.500%, 4/8/13	750,000	761,496
4.875%, 11/15/13	5,440,000	6,080,157
6.000%, 1/1/14	10,458	11,367
5.500%, 2/1/14	77,479	83,644
2.750%, 4/29/14	500,000	509,490
6.000%, 7/1/14	6,598	7,171
3.000%, 7/28/14	400,000	421,146
3.625%, 8/25/14	250,000	251,193
3.000%, 12/30/14	300,000	304,015
4.500%, 1/15/15	2,710,000	3,021,967
4.750%, 11/17/15	2,928,000	3,297,244
6.000%, 2/1/17	221,673	241,036
6.000%, 3/1/17	6,210	6,749
6.500%, 3/1/17	45,777	49,709
6.000%, 4/1/17	179,116	194,686
6.000%, 5/1/17	1,728	1,878
6.000%, 7/1/17	14,848	16,208
6.000%, 8/1/17	53,007	57,681
5.500%, 11/1/17	51,955	56,282
4.875%, 6/13/18	4,000,000	4,527,416
3.750%, 3/27/19	500,000	521,662
4.500%, 4/1/21	4,521,728	4,802,216
5.000%, 1/1/22	1,691,316	1,811,930
5.000%, 7/1/22	682,186	727,850
5.000%, 3/1/23	785,292	837,859
5.000%, 4/1/23	1,371,169	1,462,954
5.000%, 5/1/23	1,405,921	1,505,085
5.000%, 7/1/23	194,533	207,554
5.000%, 8/1/23	509,293	543,385
5.000%, 10/1/23	852,326	909,380
5.000%, 11/1/23	40,513	43,225
4.500%, 12/1/23	3,619,433	3,830,378
4.000%, 4/1/24	1,369,975	1,428,627
5.000%, 4/1/24	1,141,457	1,217,865
5.000%, 5/1/24	371,307	396,162
4.000%, 7/1/24	1,285,048	1,337,655
4.000%, 8/1/24	3,713,718	3,865,749
4.500%, 8/1/24	2,830,316	2,990,847
4.000%, 4/1/25	1,878,291	1,954,303
6.750%, 3/15/31	693,000	917,295
3.061%, 11/1/31(l)	15,996	16,656
6.250%, 7/15/32	836,000	1,058,302
5.000%, 4/1/34	960,336	1,019,269
5.000%, 10/1/34	5,474,854	5,805,697
4.758%, 1/1/35(l)	950,947	993,983
6.000%, 2/1/35	474,996	519,007
5.500%, 10/1/35	211,244	226,980
5.500%, 11/1/35	8,713,206	9,356,827
5.343%, 4/1/36(l)	1,713,175	1,809,541
5.543%, 4/1/36(l)	1,575,259	1,675,266
5.000%, 5/1/36	138,071	146,221
5.879%, 11/1/36(l)	640,398	673,694
6.500%, 11/1/36	9,533,003	10,478,111
5.637%, 1/1/37(l)	1,495,368	1,574,268
5.395%, 6/1/37(l)	544,651	580,224
5.449%, 6/1/37(l)	4,819,733	5,134,524
5.491%, 6/1/37(l)	596,990	635,981
6.000%, 6/1/37	1,707,910	1,869,361
5.434%, 7/1/37(l)	956,634	1,019,115

	Principal Amount	Value (Note 1)

5.500%, 8/1/37	$511,632	$549,404
6.000%, 8/1/37	770,739	836,974
5.500%, 10/1/37	3,244,644	3,482,289
6.000%, 10/1/37	7,077,709	7,712,324
6.000%, 11/1/37	441,717	479,401
6.000%, 12/1/37	512,381	556,093
5.500%, 1/1/38	282,966	303,867
5.500%, 2/1/38	2,203,632	2,365,031
6.000%, 3/1/38	173,047	187,756
5.000%, 4/1/38	2,755,148	2,919,057
5.500%, 4/1/38	7,038,845	7,554,386
5.500%, 5/1/38	1,211,225	1,301,830
5.500%, 8/1/38	9,679,960	10,388,942
6.000%, 8/1/38	125,659	136,320
6.000%, 9/1/38	59,357	64,430
6.000%, 11/1/38	331,404	359,522
6.000%, 1/1/39	735,654	798,070
4.500%, 2/1/39	4,267,229	4,427,083
5.000%, 3/1/39	2,471,252	2,618,272
4.000%, 4/1/39	3,922,943	3,975,351
4.000%, 5/1/39	3,857,915	3,909,454
4.500%, 6/1/39	22,327,626	23,160,551
5.000%, 7/1/39	4,769,213	5,049,963
5.000%, 8/1/39	2,579,682	2,732,556
4.500%, 9/1/39	1,934,211	2,005,761
5.000%, 9/1/39	3,418,352	3,620,115
4.500%, 10/1/39	2,259,575	2,343,515
4.500%, 12/1/39	3,431,809	3,558,759
4.500%, 1/1/40	4,971,410	5,159,197
5.500%, 1/1/40	1,625,697	1,744,767
4.000%, 2/1/40	994,809	1,008,099
4.500%, 2/1/40	2,960,159	3,071,975
5.500%, 2/1/40	1,463,563	1,570,757
5.500%, 3/1/40	7,347,497	7,885,644
5.000%, 7/15/40 TBA	4,300,000	4,547,250
Federal National Mortgage Association
1.250%, 9/28/11	500,000	500,684
1.000%, 11/23/11	1,165,000	1,172,243
2.000%, 1/9/12	5,000,000	5,101,355
2.250%, 2/24/12	100,000	101,086
2.000%, 9/28/12	1,500,000	1,505,110
1.875%, 10/29/12	500,000	501,807
4.625%, 5/1/13	1,695,000	1,830,414
1.500%, 7/19/13	500,000	498,619
4.625%, 10/15/13	3,790,000	4,189,386
5.125%, 1/2/14	607,000	667,542
2.750%, 2/5/14	1,500,000	1,562,491
3.150%, 2/18/14	250,000	253,833
2.750%, 3/13/14	3,000,000	3,128,400
2.900%, 4/7/14	250,000	254,484
2.500%, 5/15/14	5,000,000	5,161,690
3.000%, 7/28/14	500,000	509,585
3.000%, 9/29/14	500,000	511,673
3.125%, 9/29/14	500,000	503,531
2.625%, 11/20/14	500,000	516,756
7.000%, 4/1/15	26,605	28,406
4.375%, 10/15/15	2,028,000	2,242,960
7.000%, 4/1/16	38,398	41,397
6.000%, 8/1/16	113,244	123,087
4.875%, 12/15/16	2,050,000	2,317,097
5.500%, 2/1/17	177,285	191,551
5.500%, 6/1/17	59,081	63,835

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)

5.375%, 6/12/17	$1,500,000	$1,747,760
5.500%, 8/1/17	58,646	63,474
5.500%, 10/1/17	51,522	55,786
5.500%, 12/1/17	4,094	4,438
5.500%, 1/1/18	167,231	181,602
5.500%, 4/1/18	188,827	205,055
5.000%, 11/1/18	10,952	11,758
5.500%, 11/1/18	1,753,146	1,894,579
5.500%, 3/1/19	170,065	184,669
5.500%, 5/1/19	272,571	295,995
5.500%, 7/1/19	22,686	24,625
5.500%, 8/1/19	183,767	199,531
5.500%, 9/1/19	61,942	67,236
5.500%, 11/1/19	83,843	91,054
5.500%, 6/1/20	916,177	994,862
5.000%, 8/1/20	12,793	13,735
5.500%, 10/1/20	179,498	194,790
4.500%, 12/1/20	14,985,279	15,968,103
5.500%, 1/1/21	112,602	122,201
5.500%, 2/1/21	61,982	67,241
6.000%, 5/1/21	402,163	439,379
6.000%, 8/1/21	1,658,499	1,811,605
6.000%, 10/1/21	608,514	664,065
5.000%, 3/1/22	152,856	163,174
5.000%, 10/1/22	15,137	16,262
5.000%, 12/1/22	5,811,559	6,203,840
5.500%, 12/1/22	3,260,753	3,523,141
5.000%, 2/1/23	14,448	15,423
5.500%, 3/1/23	389,289	420,675
4.000%, 4/1/23	2,113,324	2,208,093
4.500%, 4/1/23	469,080	496,327
5.000%, 4/1/23	477,380	509,603
4.500%, 5/1/23	1,343,189	1,421,209
5.000%, 5/1/23	1,445,586	1,543,162
4.000%, 6/1/23	1,223,806	1,280,216
5.000%, 7/1/23	551,845	589,095
5.000%, 8/1/23	896,811	957,346
5.500%, 8/1/23	4,022,635	4,346,332
4.768%, 2/1/24(l)	2,426	2,552
4.500%, 4/1/24	8,482,981	8,962,467
4.500%, 5/1/24	1,838,698	1,943,202
4.000%, 6/1/24	3,590,000	3,739,771
5.022%, 6/1/24(l)	1,334	1,390
4.500%, 7/1/24	3,596,766	3,800,067
4.000%, 3/1/25	3,946,156	4,110,785
5.000%, 3/1/25	2,391,859	2,553,309
5.800%, 2/9/26	680,000	698,801
2.803%, 1/1/28(l)	132,517	137,737
7.125%, 1/15/30	1,586,000	2,158,730
7.000%, 4/1/32	26,471	29,721
6.500%, 6/1/32	51,153	56,898
6.500%, 8/1/32	53,905	60,027
6.500%, 9/1/32	433,339	481,463
5.500%, 12/1/32	39,237	42,263
5.000%, 1/1/33	1,871,912	1,990,003
3.036%, 3/1/33(l)	157,709	162,522
5.500%, 3/1/33	1,829,834	1,970,646
5.500%, 6/1/33	107,829	116,127
5.000%, 7/1/33	393,154	417,957
5.000%, 8/1/33	4,659,620	4,953,285
5.000%, 11/1/33	1,002,996	1,065,958
5.000%, 2/1/34	545,087	579,304

	Principal Amount	Value (Note 1)

6.000%, 2/1/34	$1,703,144	$1,871,064
5.000%, 3/1/34	2,742,093	2,914,495
5.000%, 4/1/34	1,042,456	1,106,917
5.000%, 5/1/34	1,109,852	1,178,480
5.000%, 7/1/34	1,566,566	1,663,436
5.000%, 8/1/34	2,353,903	2,501,666
5.500%, 8/1/34	74,633	80,306
6.000%, 8/1/34	1,013,081	1,112,331
5.500%, 10/1/34	10,197,926	10,981,095
5.500%, 11/1/34	2,136,168	2,298,550
5.000%, 12/1/34	1,750,305	1,860,178
5.000%, 2/1/35	360,562	382,519
5.500%, 2/1/35	2,239,021	2,409,222
6.500%, 2/1/35	514,485	567,440
5.000%, 3/1/35	457,800	486,108
6.000%, 4/1/35	10,017,185	11,004,817
5.000%, 6/1/35	15,606,878	16,558,847
5.500%, 8/1/35	5,403,059	5,811,455
5.000%, 9/1/35	851,249	904,685
5.500%, 9/1/35	325,667	349,964
4.500%, 10/1/35	221,236	230,768
5.500%, 10/1/35	6,851,294	7,362,465
5.000%, 11/1/35	6,627,102	7,026,540
5.500%, 12/1/35	3,694,966	3,973,532
3.418%, 1/1/36(l)	2,500,423	2,621,641
5.000%, 2/1/36	7,426,483	7,871,782
6.000%, 3/1/36	9,806,505	10,699,817
5.500%, 4/1/36	1,316,038	1,414,227
5.500%, 6/1/36	5,753,143	6,195,487
5.000%, 7/1/36	16,621,403	17,610,245
6.500%, 8/1/36	2,336,560	2,569,554
6.000%, 9/1/36	4,914,204	5,346,106
6.000%, 10/1/36	4,263,463	4,633,980
6.500%, 10/1/36	1,627,039	1,789,934
6.000%, 11/1/36	1,278,819	1,389,716
6.000%, 12/1/36	2,405,777	2,615,152
6.500%, 12/1/36	1,085,270	1,189,854
6.000%, 1/1/37	768,084	834,692
5.000%, 2/1/37	400,746	424,525
5.500%, 2/1/37	2,115,546	2,272,035
6.000%, 2/1/37	974,338	1,058,832
6.000%, 3/1/37	20,334,034	22,122,795
5.500%, 4/1/37	234,341	252,851
6.000%, 4/1/37	5,632,998	6,128,741
7.000%, 4/1/37	1,396,801	1,553,177
5.500%, 5/1/37	169,084	182,322
6.000%, 6/1/37	165,788	179,998
5.000%, 7/1/37	1,376,168	1,457,824
5.500%, 7/1/37	533,074	575,190
6.000%, 7/1/37	3,000,189	3,259,030
5.625%, 7/15/37	695,000	812,945
5.500%, 8/1/37	546,804	588,679
6.000%, 8/1/37	22,577	24,507
5.000%, 9/1/37	185,762	196,784
5.831%, 9/1/37(l)	6,728,550	7,126,914
5.500%, 10/1/37	311,290	335,877
6.500%, 10/1/37	3,167,832	3,479,047
5.000%, 11/1/37	142,270	150,712
6.000%, 11/1/37	2,388,266	2,613,859
7.500%, 11/1/37	318,067	355,564
6.500%, 12/1/37	2,742,133	3,003,814
5.000%, 1/1/38	830,669	879,957

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)

5.000%, 2/1/38	$18,693,599	$19,811,859
5.500%, 2/1/38	1,741,356	1,869,373
6.000%, 2/1/38	3,216,518	3,505,502
5.000%, 3/1/38	3,427,857	3,631,252
4.500%, 4/1/38	843,712	877,164
5.500%, 4/1/38	433,107	467,451
5.500%, 5/1/38	2,681,597	2,894,239
6.000%, 5/1/38	7,610,924	8,256,664
5.000%, 6/1/38	502,137	531,932
5.500%, 6/1/38	28,576,939	30,680,621
6.000%, 6/1/38	1,133,443	1,241,651
5.500%, 7/1/38	173,624	187,419
6.000%, 7/1/38	513,896	559,906
6.000%, 8/1/38	1,829,897	2,000,034
5.500%, 9/1/38	3,014,233	3,242,890
6.500%, 9/1/38	345,502	379,985
6.000%, 11/1/38	744,564	807,270
6.500%, 11/1/38	2,686,315	2,954,422
5.500%, 12/1/38	6,797,493	7,337,574
4.500%, 1/1/39	707,374	734,426
5.379%, 1/1/39(l)	7,757,473	8,264,137
4.000%, 2/1/39	2,866,626	2,907,162
4.500%, 2/1/39	835,388	867,336
5.000%, 2/1/39	118,827	126,175
4.500%, 3/1/39	2,631,128	2,731,342
4.500%, 4/1/39	65,126	67,606
4.500%, 5/1/39	11,923,774	12,388,200
4.000%, 6/1/39	2,905,657	2,946,744
4.500%, 6/1/39	14,461,754	15,017,110
4.500%, 7/1/39	4,967,134	5,156,311
6.000%, 7/1/39	385,854	419,797
4.000%, 8/1/39	6,813,937	6,910,290
4.500%, 8/1/39	821,927	853,232
4.000%, 9/1/39	4,385,121	4,447,129
6.000%, 9/1/39	3,955,894	4,310,070
4.500%, 10/1/39	2,893,907	3,014,976
5.000%, 10/1/39	8,757,976	9,299,534
5.000%, 11/1/39	1,204,471	1,278,951
5.000%, 12/1/39	1,467,870	1,554,968
4.000%, 1/1/40	987,118	1,001,077
4.500%, 1/1/40	2,937,325	3,054,703
5.000%, 1/1/40	4,578,221	4,861,320
4.500%, 2/1/40	36,208,940	37,577,600
5.500%, 2/1/40	1,850,758	1,986,818
4.500%, 3/1/40	16,866,720	17,506,001
5.000%, 4/1/40	4,607,039	4,891,919
4.500%, 5/1/40	4,999,771	5,189,411
5.000%, 6/1/40	99,900	105,828
2.974%, 12/1/40(l)	94,870	99,082
4.000%, 7/25/25 TBA	12,700,000	13,193,117
5.500%, 7/25/25 TBA	3,900,000	4,213,218
5.000%, 8/25/25 TBA	5,200,000	5,539,828
4.000%, 7/25/40 TBA	3,400,000	3,443,297
4.500%, 7/25/40 TBA	9,300,000	9,637,851
5.500%, 7/25/40 TBA	18,900,000	20,287,969
4.000%, 8/25/40 TBA	4,200,000	4,239,375
5.000%, 8/25/40 TBA	13,800,000	14,551,993
6.500%, 8/25/40 TBA	8,600,000	9,400,203
Government National Mortgage Association
3.625%, 7/20/27(l) .	6,580	6,786
6.000%, 1/15/29	20,654	22,798
6.000%, 6/15/29	13,368	14,738

	Principal Amount	Value (Note 1)

6.000%, 12/15/31	$22,054	$24,442
7.000%, 2/15/32	23,493	26,477
6.500%, 5/15/32	250,565	280,310
6.000%, 7/15/32	22,704	25,106
6.000%, 8/15/32	18,914	20,914
6.000%, 1/15/33	18,466	20,443
6.500%, 1/15/33	213,904	239,297
6.000%, 2/15/33	44,242	48,935
6.500%, 2/15/33	272,391	304,976
7.000%, 2/15/33	18,323	20,616
5.500%, 4/15/33	60,122	65,404
6.500%, 6/15/34	274,235	306,789
6.500%, 8/15/34	2,229,888	2,496,889
6.000%, 9/15/34	446,234	491,903
6.000%, 12/15/34	61,795	68,119
6.000%, 1/15/35	150,463	165,627
6.000%, 2/15/35	72,168	79,441
6.000%, 3/15/35	269,585	296,754
6.000%, 5/15/35	24,084	26,519
6.000%, 7/15/35	166,059	183,547
6.000%, 9/15/35	24,805	27,417
6.000%, 10/15/35	56,340	61,930
6.000%, 12/15/35	76,066	83,470
6.500%, 12/15/35	2,545,481	2,847,657
6.000%, 1/15/36	80,905	88,966
6.000%, 2/15/36	49,960	54,823
6.000%, 3/15/36	57,942	63,582
6.000%, 4/15/36	73,465	80,587
5.753%, 4/20/36 IO(l)	5,654,465	689,138
6.000%, 5/15/36	267,416	292,946
6.000%, 6/15/36	371,752	407,242
6.000%, 7/15/36	859,421	941,513
6.000%, 8/15/36	1,154,259	1,266,393
6.000%, 9/15/36	560,460	613,359
6.000%, 10/15/36	862,935	943,970
6.000%, 11/15/36	47,332	51,777
6.000%, 2/15/37	608,542	664,737
6.000%, 6/15/37	27,032	29,528
6.000%, 11/15/37	20,176	22,014
6.000%, 2/15/38	267,620	292,752
6.000%, 4/15/38	2,514,763	2,757,989
6.000%, 5/15/38	703,383	767,232
6.000%, 6/15/38	374,636	408,529
6.000%, 8/15/38	36,648	39,964
6.000%, 9/15/38	254,122	277,112
6.000%, 10/15/38	1,459,163	1,591,171
6.000%, 11/15/38	167,672	182,841
5.500%, 12/15/38	1,016,571	1,099,366
6.000%, 12/15/38	2,652,926	2,892,933
6.500%, 12/15/38	632,334	694,357
5.500%, 1/15/39	18,227,507	19,712,051
6.000%, 1/15/39	231,780	252,749
5.000%, 2/15/39	8,056,591	8,600,726
4.500%, 3/15/39	1,927,803	2,012,370
4.500%, 4/15/39	6,559,797	6,847,557
4.000%, 6/15/39	842,830	858,403
4.500%, 6/15/39	7,879,091	8,224,725
4.000%, 7/15/39	438,411	446,511
5.500%, 7/15/39	114,322	123,633
4.000%, 8/15/39	668,959	681,319
4.500%, 8/15/39	1,842,814	1,925,957
5.000%, 8/15/39	45,132	48,180

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)

4.500%, 9/15/39	$1,078,420	$1,125,728
5.000%, 9/15/39	11,438,910	12,214,218
5.500%, 10/15/39	3,259,163	3,524,607
5.000%, 11/15/39	1,462,822	1,562,991
4.500%, 12/15/39	2,959,964	3,090,734
4.500%, 1/15/40	2,975,125	3,105,635
5.000%, 1/15/40	4,957,386	5,296,852
4.500%, 2/15/40	4,993,276	5,213,877
5.000%, 2/15/40	6,646,188	7,101,296
4.500%, 5/15/40	2,995,625	3,127,971
5.000%, 6/15/40	5,000,000	5,337,695
6.500%, 7/15/40 TBA	3,400,000	3,731,500
5.000%, 8/15/40 TBA	5,900,000	6,247,777
Resolution Funding Corp.
0.000%, 7/15/18 STRIPS	75,000	58,303
0.000%, 10/15/18 STRIPS	75,000	57,467
Small Business Administration
4.524%, 2/10/13	32,144	33,536
Series P10A 4.504%, 2/1/14	226,353	236,306
U.S. Department of Housing and Urban Development
5.380%, 8/1/18	1,660,000	1,842,942

		1,075,340,064

U.S. Treasuries (35.3%)
U.S. Treasury Bonds
11.250%, 2/15/15	2,716,000	3,876,878
9.250%, 2/15/16	3,684,000	5,104,930
7.250%, 5/15/16	2,734,000	3,511,908
7.500%, 11/15/16	4,095,000	5,365,728
8.875%, 8/15/17	4,107,000	5,849,908
3.625%, 2/15/20	3,000,000	3,169,686
8.500%, 2/15/20	5,627,000	8,254,106
8.750%, 5/15/20	3,840,000	5,738,999
8.750%, 8/15/20	1,500,000	2,248,829
7.875%, 2/15/21	1,500,000	2,147,109
8.125%, 5/15/21	5,890,000	8,588,356
8.000%, 11/15/21	8,325,000	12,107,672
7.625%, 11/15/22	1,000,000	1,435,625
7.125%, 2/15/23	500,000	692,265
6.250%, 8/15/23	3,000,000	3,888,750
6.750%, 8/15/26	1,755,000	2,436,433
6.625%, 2/15/27	3,573,000	4,918,456
6.375%, 8/15/27	1,634,000	2,201,305
6.125%, 11/15/27	2,258,000	2,972,092
6.125%, 8/15/29	5,588,000	7,423,312
6.250%, 5/15/30	1,000,000	1,352,500
5.375%, 2/15/31	2,770,000	3,407,964
4.750%, 2/15/37	5,081,000	5,833,623
5.000%, 5/15/37	2,293,000	2,732,969
4.375%, 2/15/38	7,204,000	7,789,325
3.500%, 2/15/39	1,500,000	1,393,359
4.250%, 5/15/39	5,500,000	5,815,392
4.500%, 8/15/39	8,425,000	9,279,346
4.375%, 11/15/39	2,000,000	2,159,062
4.625%, 2/15/40	4,500,000	5,058,279
4.375%, 5/15/40	32,605,000	35,264,264
U.S. Treasury Notes
1.000%, 7/31/11	6,500,000	6,540,625
4.625%, 8/31/11	3,000,000	3,145,665
1.000%, 9/30/11	5,000,000	5,034,375
4.500%, 9/30/11	2,710,000	2,848,253

	Principal Amount	Value (Note 1)

1.000%, 10/31/11	$6,000,000	$6,041,952
1.750%, 11/15/11	4,000,000	4,070,780
0.750%, 11/30/11	5,000,000	5,018,750
4.500%, 11/30/11	4,710,000	4,980,090
1.125%, 12/15/11	5,000,000	5,047,655
1.000%, 12/31/11	2,000,000	2,014,610
4.625%, 12/31/11	9,980,000	10,602,193
1.125%, 1/15/12	8,000,000	8,075,936
0.875%, 1/31/12	7,000,000	7,037,184
1.375%, 2/15/12	9,000,000	9,123,048
0.875%, 2/29/12	5,000,000	5,026,750
4.625%, 2/29/12	2,000,000	2,136,094
1.375%, 3/15/12	5,000,000	5,072,460
1.000%, 3/31/12	10,000,000	10,075,800
4.500%, 3/31/12	840,000	898,636
1.000%, 4/30/12#	14,110,000	14,215,825
4.500%, 4/30/12	6,778,000	7,268,612
1.375%, 5/15/12	4,000,000	4,058,752
0.750%, 5/31/12	6,190,000	6,207,889
4.750%, 5/31/12	5,000,000	5,397,265
1.750%, 8/15/12	8,000,000	8,185,624
4.125%, 8/31/12	5,420,000	5,828,619
1.375%, 9/15/12	10,000,000	10,152,340
4.250%, 9/30/12	1,000,000	1,081,250
1.375%, 10/15/12	7,000,000	7,103,908
1.375%, 11/15/12	6,000,000	6,085,782
1.125%, 12/15/12	2,000,000	2,016,406
3.625%, 12/31/12	6,780,000	7,271,021
1.375%, 1/15/13	5,000,000	5,067,190
1.375%, 2/15/13	5,000,000	5,065,625
2.750%, 2/28/13	4,000,000	4,201,248
1.375%, 3/15/13	7,000,000	7,090,790
1.750%, 4/15/13	7,000,000	7,159,110
3.125%, 4/30/13	9,487,000	10,085,867
1.375%, 5/15/13	6,000,000	6,073,140
3.375%, 6/30/13	9,490,000	10,169,873
3.375%, 7/31/13	5,563,000	5,964,582
2.750%, 10/31/13	5,848,000	6,154,564
4.250%, 11/15/13	5,000,000	5,514,060
2.000%, 11/30/13	1,139,000	1,169,254
1.500%, 12/31/13	3,782,000	3,813,913
1.750%, 1/31/14	4,000,000	4,064,376
4.000%, 2/15/14	2,000,000	2,192,968
1.875%, 2/28/14	1,500,000	1,528,593
1.750%, 3/31/14	5,000,000	5,069,140
1.875%, 4/30/14	5,000,000	5,090,235
4.750%, 5/15/14	4,000,000	4,512,500
2.250%, 5/31/14	5,000,000	5,158,985
2.625%, 6/30/14	8,000,000	8,363,128
2.625%, 7/31/14	5,000,000	5,224,610
2.375%, 8/31/14	2,500,000	2,584,570
2.375%, 9/30/14	6,000,000	6,197,346
2.375%, 10/31/14	6,000,000	6,190,314
4.250%, 11/15/14	4,000,000	4,454,688
2.625%, 12/31/14	5,000,000	5,207,810
2.250%, 1/31/15	8,000,000	8,199,376
4.000%, 2/15/15	4,082,000	4,505,189
4.125%, 5/15/15	7,000,000	7,777,112
2.125%, 5/31/15	149,972,000	152,550,019
1.875%, 6/30/15	9,715,000	9,752,189
2.625%, 2/29/16	12,000,000	12,345,936
2.375%, 3/31/16	6,000,000	6,088,596

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)

2.625%, 4/30/16	$2,500,000	$2,568,750
5.125%, 5/15/16	4,087,000	4,769,337
3.250%, 5/31/16	3,000,000	3,186,564
3.250%, 6/30/16	2,000,000	2,121,094
4.875%, 8/15/16	10,810,000	12,512,575
3.000%, 8/31/16	5,000,000	5,217,970
3.000%, 9/30/16	5,000,000	5,213,670
3.125%, 10/31/16	5,000,000	5,244,920
2.750%, 11/30/16	4,500,000	4,613,553
3.250%, 12/31/16	4,000,000	4,216,248
3.125%, 1/31/17	5,000,000	5,229,295
4.625%, 2/15/17	5,458,000	6,235,339
3.125%, 4/30/17#	58,400,000	61,046,221
2.750%, 5/31/17	6,000,000	6,126,564
4.750%, 8/15/17	3,186,000	3,683,564
4.250%, 11/15/17	1,150,000	1,291,863
3.500%, 2/15/18	3,000,000	3,206,952
3.875%, 5/15/18	7,432,000	8,122,946
4.000%, 8/15/18	6,500,000	7,149,493
3.750%, 11/15/18	12,000,000	12,930,000
2.750%, 2/15/19	8,000,000	7,970,000
3.125%, 5/15/19	164,500,000	167,931,306
3.625%, 8/15/19#	304,900,000	322,407,968
3.375%, 11/15/19	11,500,000	11,910,584
3.500%, 5/15/20	62,715,000	65,635,010

		1,444,811,261

Total Government Securities		2,741,553,619

Total Long-Term Debt Securities (106.7%) (Cost $4,227,149,676) .		4,367,653,591

	Number of Shares	Value (Note 1)
CONVERTIBLE PREFERRED STOCK:
Financials (0.1%)
Commercial Banks (0.1%)
Wells Fargo & Co.
7.500%	5,000	4,655,000

Total Convertible Preferred Stocks (0.1%) (Cost $5,000,000)		4,655,000

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Certificate of Deposit (0.4%)
Dexia Credit Local S.A./New York
0.79%, 3/22/12	$15,700,000	15,683,515

Government Securities (2.3%)
Federal Home Loan Bank
0.02%, 7/2/10 (o)(p)	57,750,000	57,749,942
0.03%, 7/7/10 (o)(p)	7,250,000	7,249,964
U.S. Treasury Bills
0.00%, 7/1/10 (p)	1,600,000	1,600,000
0.09%, 7/15/10 #(p)	29,900,000	29,898,834

Total Government Securities		96,498,740

	Principal Amount	Value (Note 1)

Time Deposit (1.4%)
JPMorgan Chase Nassau
0.000%, 7/1/10	$56,659,566	$56,659,566

Total Short-Term Investments (4.1%) (Cost/Amortized Cost $168,858,795)		168,841,821

	Number of Contracts	Value (Note 1)
OPTION PURCHASED:
Put Option Purchased (0.0%)
1 Year Mid Curve
September 2010 @ $97.25*	20	125

Total Options Purchased (0.0%) (Cost $3,311)		125

Total Investments Before Options Written and Securities Sold Short (110.9%) (Cost/Amortized Cost $4,401,011,782)		4,541,150,537

OPTIONS WRITTEN:
Call Options Written (-0.1%)
10 Year U.S. Treasury Notes
August 2010 @ $120.00*	(155)	(469,844)
August 2010 @ $122.00*	(781)	(1,293,531)
August 2010 @ $122.50*	(99)	(137,672)

		(1,901,047)

Put Options Written (0.0%)
10 Year U.S. Treasury Notes
August 2010 @ $119.50*	(99)	(38,672)
September 2010 @ $114.00*	(936)	(43,875)

		(82,547)

Total Options Written (-0.1%)
(Premiums Received $1,129,693)		(1,983,594)

Total Investments Before Securities Sold Short (110.8%) (Cost/Amortized Cost $4,399,882,089)		4,539,166,943

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)

SECURITIES SOLD SHORT:
U.S. Government Agencies (-1.0%)
Federal Home Loan Mortgage Corp.
5.500%, 8/15/40 TBA	$(3,000,000)	$(3,210,468)
Federal National Mortgage Association
4.500%, 7/25/25 TBA	(14,900,000)	(15,717,173)
5.000%, 5/25/40 TBA	(100,000)	(105,781)
5.000%, 7/25/40 TBA	(5,200,000)	(5,501,438)
6.000%, 7/25/40 TBA	(7,200,000)	(7,809,187)
4.500%, 8/25/40 TBA	(9,300,000)	(9,605,884)

Total Securities Sold Short (-1.0%) (Proceeds Received $41,696,281)		(41,949,931)

Total Investments after Options Written and Securities Sold Short (109.8%) (Cost/Amortized Cost $4,358,185,808)		4,497,217,012

Other Assets Less Liabilities (-9.8%)		(403,119,141)

Net Assets (100%)		$4,094,097,871

*	Non-income producing.
†	Securities (totaling $7,809,681 or 0.2% of net assets) at fair value by management.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2010, the market value of these securities amounted to $406,847,954 or 9.9% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $5,945,840.
(b)	Illiquid Security.
(h)	Security in default.
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2010.
(m)	Regulations S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.
(o)	Discount Note Security. Effective rate calculated as of June 30, 2010.
(p)	Yield to maturity.

Glossary:
ABS	—	Asset-Backed Security
DKK	—	Denmark Krone
EUR	—	European Currency Unit
IO	—	Interest Only
JPY	—	Japanese Yen
STRIPS	—	Separate Trading of Registered Interest and Principal Securities
TBA	—	Security is subject to delayed delivery.

At June 30, 2010, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2010	Unrealized Appreciation/ (Depreciation)
Purchases
5 Year U.S. Treasury Notes	80	September-10	$9,453,957	$9,468,125	$14,168
U.S. Long Bond	38	September-10	4,726,554	4,845,000	118,446
U.S. Ultra Bond	12	September-10	1,571,132	1,629,750	58,618

					$191,232

Sales
10 Year U.S. Treasury Notes	1,686	September-10	$202,592,529	$206,614,031	$(4,021,502)
2 Year U.S. Treasury Notes .	8	September-10	1,750,608	1,750,625	(17)

					$(4,021,519)

					$(3,830,287)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

At June 30, 2010, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Brazilian Real vs. U.S. Dollar, expiring 8/3/10	Goldman Sachs & Co.	19,342	$10,642,524	$10,622,246	$20,278
Chinese Renminbi vs. U.S. Dollar, expiring 11/17/10	HSBC Bank plc	35,018	5,181,841	5,260,000	(78,159)
Chinese Renminbi vs. U.S. Dollar, expiring 4/7/11	Credit Suisse First Boston	94,677	14,113,080	14,300,000	(186,920)
European Union Euro vs. U.S. Dollar, expiring 7/26/10	Royal Bank of Canada	17,455	21,346,243	21,839,696	(493,453)
European Union Euro vs. U.S. Dollar, expiring 7/26/10	JPMorgan Chase Bank	3,629	4,438,013	4,469,404	(31,391)
European Union Euro vs. U.S. Dollar, expiring 8/24/10	Citibank N.A.	18,898	23,114,207	23,330,337	(216,130)
Korean Won vs. U.S. Dollar, expiring 11/12/10	Citibank N.A.	362,018	295,326	310,000	(14,674)
Korean Won vs. U.S. Dollar, expiring 11/12/10	Citibank N.A.	712,236	581,026	610,000	(28,974)
Korean Won vs. U.S. Dollar, expiring 11/12/10	Goldman Sachs & Co.	363,630	296,641	310,000	(13,359)
Korean Won vs. U.S. Dollar, expiring 11/12/10	Citibank N.A.	708,759	578,189	610,000	(31,811)
Korean Won vs. U.S. Dollar, expiring 11/12/10	Bank of America	1,331,705	1,086,375	1,127,847	(41,472)
Korean Won vs. U.S. Dollar, expiring 11/12/10	Barclays Bank plc	471,280	384,459	400,000	(15,541)
Korean Won vs. U.S. Dollar, expiring 11/12/10	Barclays Bank plc	470,560	383,872	400,000	(16,128)
Korean Won vs. U.S. Dollar, expiring 11/12/10	Morgan Stanley & Co., Inc.	1,369,809	1,117,459	1,190,000	(72,541)
Korean Won vs. U.S. Dollar, expiring 11/12/10	JPMorgan Chase Bank	1,340,528	1,093,571	1,170,000	(76,429)
Korean Won vs. U.S. Dollar, expiring 11/12/10	JPMorgan Chase Bank	793,450	647,278	700,000	(52,722)
Korean Won vs. U.S. Dollar, expiring 11/12/10	Citibank N.A.	347,700	283,646	300,000	(16,354)
Korean Won vs. U.S. Dollar, expiring 11/12/10	Citibank N.A.	736,628	600,924	630,000	(29,076)
Korean Won vs. U.S. Dollar, expiring 11/12/10	JPMorgan Chase Bank	737,006	601,232	630,000	(28,768)
Korean Won vs. U.S. Dollar, expiring 11/12/10	Citibank N.A.	727,461	593,446	630,000	(36,554)
Mexican Peso vs. U.S. Dollar, expiring 9/24/10	HSBC Bank plc	117,961	9,038,066	9,283,917	(245,851)
Singapore Dollar vs. U.S. Dollar, expiring 9/16/10	Goldman Sachs & Co.	8,038	5,745,711	5,729,506	16,205
Singapore Dollar vs. U.S. Dollar, expiring 9/16/10	Barclays Bank plc	9,422	6,735,324	6,718,626	16,698

					$(1,673,126)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Brazilian Real vs. U.S. Dollar, expiring 8/3/10	Royal Bank of Canada	19,258	$10,627,780	$10,596,315	$31,465
British Pound vs. U.S. Dollar, expiring 9/23/10	Bank of America	2,149	3,184,883	3,210,821	(25,938)
Danish Krone vs. U.S. Dollar, expiring 1/4/11	Citibank N.A.	102,105	18,236,618	16,775,017	1,461,601
European Union Euro vs. U.S. Dollar, expiring 7/26/10	HSBC Bank plc	11	14,652	13,452	1,200
European Union Euro vs. U.S. Dollar, expiring 7/26/10	Credit Suisse First Boston	55,288	74,093,384	67,613,354	6,480,030
Japanese Yen vs. U.S. Dollar, expiring 7/14/10	Bank of America	288,678	3,153,228	3,265,668	(112,440)

					$7,835,918

					$6,162,792

See Notes to Financial Statements.

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MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

Options Written:

Options written through the six months ended June 30, 2010 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding - January 1, 2010	4,880	$1,831,534
Options Written	31,210,543	3,783,856
Options Terminated in Closing Purchase Transactions	—	—
Options Expired	(31,213,353)	(4,485,697)
Options Exercised	—	—

Options Outstanding - June 30, 2010	2,070	$1,129,693

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including Quoted Prices for Similar Securities, Interest Rates, Prepayment Speeds, Credit Risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s Own Assumptions in Determining the Fair Value of Investments)	Total
Assets:

Asset-Backed and Mortgage-Backed Securities
Asset-Backed Securities	$—	$95,724,821	$4,353,889	$100,078,710
Non-Agency CMO	—	191,197,007	8,671,917	199,868,924
Convertible Preferred Stocks
Financials	4,655,000	—	—	4,655,000
Corporate Bonds
Consumer Discretionary	—	47,300,980	—	47,300,980
Consumer Staples	—	51,133,857	—	51,133,857
Energy	—	83,838,613	—	83,838,613
Financials	—	865,797,133	—	865,797,133
Health Care	—	37,321,648	—	37,321,648
Industrials	—	37,208,602	—	37,208,602
Information Technology	—	18,465,154	—	18,465,154
Materials	—	42,054,918	—	42,054,918
Telecommunication Services	—	72,494,680	—	72,494,680
Utilities	—	70,536,753	—	70,536,753
Forward Currency Contracts	—	8,027,477	—	8,027,477
Futures	191,232	—	—	191,232
Government Securities
Agency ABS	—	40,917,140	—	40,917,140
Agency CMO	—	7,164,900	—	7,164,900
Foreign Governments	—	50,516,687	—	50,516,687
Municipal Bonds	—	82,958,064	—	82,958,064
Supranational	—	39,845,503	—	39,845,503
U.S. Government Agencies	—	1,075,340,064	—	1,075,340,064
U.S. Treasuries	—	1,444,811,261	—	1,444,811,261

See Notes to Financial Statements.

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MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including Quoted Prices for Similar Securities, Interest Rates, Prepayment Speeds, Credit Risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s Own Assumptions in Determining the Fair Value of Investments)	Total
Options Purchased
Put Options Purchased	$125	$—	$—	$125
Short-Term Investments	—	168,841,821	—	168,841,821

Total Assets	$4,846,357	$4,531,497,083	$13,025,806	$4,549,369,246

Liabilities:
Forward Currency Contracts	$—	$(1,864,685)	$—	$(1,864,685)
Futures	(4,021,519)	—	—	(4,021,519)
Government Securities
U.S. Government Agencies	—	(41,949,931)	—	(41,949,931)
Options Written
Call Options Written	(1,901,047)	—	—	(1,901,047)
Put Options Written	(82,547)	—	—	(82,547)

Total Liabilities	$(6,005,113)	$(43,814,616)	$—	$(49,819,729)

Total	$(1,158,756)	$4,487,682,467	$13,025,806	$4,499,549,517

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities-Asset-Backed Securities
Balance as of 12/31/09	$2,391,747
Total gains or losses (realized/unrealized) included in earnings	387,604
Purchases, sales, issuances, and settlements (net)	7,475,380
Transfers into Level 3	2,771,075
Transfers out of Level 3	—
Balance as of 6/30/10	$13,025,806
The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 6/30/10.	$380,608

See Notes to Financial Statements.

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MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2010:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$191,357	*
Foreign exchange contracts	Receivables	8,027,477
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	—	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$8,218,834

	Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$(6,005,113	)*
Foreign exchange contracts	Payables	(1,864,685)
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$(7,869,798)

* Includes cumulative appreciation/depreciation of futures contracts as reported in Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2010:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$4,086,160	$1,043,902	$—	$—	$5,130,062
Foreign exchange contracts	233,220	—	453,173	—	686,393
Credit contracts	—	—	—	—	—
Equity contracts	—	—	—	—	—
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$4,319,380	$1,043,902	$453,173	$—	$5,816,455

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$207,316	$(4,416,744)	$—	$—	$(4,209,428)
Foreign exchange contracts	—	—	5,218,587	—	5,218,587
Credit contracts	—	—	—	—	—
Equity contracts	—	—	—	—	—
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$207,316	$(4,416,744)	$5,218,587	$—	$1,009,159

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $191,137,000, futures contracts with an average notional balance of approximately $385,847,000 and option contracts with an average notional balance of approximately $1,382,000 during the six months ended June 30, 2010.

^ This Portfolio held forward foreign currency and futures contracts to gain an economic hedge against changes in the values of securities held in the Portfolio, that do not qualify for hedge accounting under ASC 815 and also to gain or reduce exposure to the financial markets. The Portfolio held forward foreign currency and written option contracts to gain or reduce exposure to the financial markets.

See Notes to Financial Statements.

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MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

Investment security transactions for the six months ended June 30, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$3,515,169,087
Long-term U.S. Treasury securities	10,353,663,440

$13,868,832,527

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$3,782,053,627
Long-term U.S. Treasury securities	10,202,185,559

$13,984,239,186

As of June 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$167,996,230
Aggregate gross unrealized depreciation	(38,299,421)

Net unrealized appreciation	$129,696,809

Federal income tax cost of investments	$4,411,453,728

The Portfolio has a net capital loss carryforward of $34,683,509 which expires in the year 2017.

See Notes to Financial Statements.

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MULTIMANAGER CORE BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2010 (Unaudited)

ASSETS
Investments at value (Cost $4,401,011,782)	$4,541,150,537
Foreign cash (Cost $356,754)	355,878
Cash held as collateral at broker	2,000
Cash held as collateral for forward commitments	8,278,921
Receivable for forward commitments	347,248,175
Receivable for securities sold	37,056,390
Dividends, interest and other receivables	33,093,799
Unrealized appreciation of forward foreign currency contracts	8,027,477
Receivable from Separate Accounts for Trust shares sold	3,783,956
Variation margin receivable on futures contracts	4,340
Other assets	24,722

Total assets	4,979,026,195

LIABILITIES
Overdraft payable	8,901,074
Payable for securities purchased	413,545,440
Payable for forward commitments	402,974,104
Securities sold short, at value (Proceeds received $41,696,281)	41,949,931
Payable for return of cash collateral on forward commitments	8,278,921
Payable to Separate Accounts for Trust shares redeemed	2,123,329
Options written, at value (Premiums received $1,129,693)	1,983,594
Unrealized depreciation of forward foreign currency contracts	1,864,685
Investment management fees payable	1,745,209
Administrative fees payable	518,005
Distribution fees payable - Class B	280,245
Trustees’ fees payable	41,315
Accrued expenses	722,472

Total liabilities	884,928,324

NET ASSETS	$4,094,097,871

Net assets were comprised of:
Paid in capital	$3,946,661,519
Accumulated undistributed net investment income (loss)	206,876
Accumulated undistributed net realized gains (losses) on investments, securities sold short, options written, futures and foreign currency transactions	5,932,299
Net unrealized appreciation (depreciation) on investments, securities sold short, options written, futures and foreign currency translations	141,297,177

Net assets	$4,094,097,871

Class A
Net asset value, offering and redemption price per share, $2,703,574,668 / 253,578,789 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.66

Class B
Net asset value, offering and redemption price per share, $1,390,523,203 / 130,207,544 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.68

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2010 (Unaudited)

INVESTMENT INCOME
Interest	$74,163,782
Dividends	187,500
Securities lending (net)	1,520

Total income	74,352,802

EXPENSES
Investment management fees	10,665,864
Administrative fees	3,168,382
Distribution fees - Class B	1,621,492
Printing and mailing expenses	243,284
Custodian fees	108,585
Professional fees	60,371
Trustees’ fees	34,307
Miscellaneous	85,447

Total expenses	15,987,732

NET INVESTMENT INCOME (LOSS)	58,365,070

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	51,189,644
Foreign currency transactions	(1,632,859)
Futures	1,043,902
Options written	4,536,462
Securities sold short	(4,108,852)

Net realized gain (loss)	51,028,297

Change in unrealized appreciation (depreciation) on:
Securities	102,963,106
Foreign currency translations	5,274,626
Options written	210,502
Futures	(4,416,744)
Securities sold short	(279,312)

Net change in unrealized appreciation (depreciation)	103,752,178

NET REALIZED AND UNREALIZED GAIN (LOSS)	154,780,475

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$213,145,545

See Notes to Financial Statements.

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MULTIMANAGER CORE BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$58,365,070	$124,151,687
Net realized gain (loss) on investments, securities sold short, options written, futures and foreign currency transactions	51,028,297	20,173,573
Net change in unrealized appreciation (depreciation) on investments, securities sold short, options written, futures and foreign currency translations	103,752,178	135,869,565

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	213,145,545	280,194,825

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	(41,583,171)	(96,306,551)
Class B	(17,275,742)	(39,003,943)

	(58,858,913)	(135,310,494)

Distributions from net realized capital gains
Class A	—	(6,263,576)
Class B	—	(2,789,213)

	—	(9,052,789)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(58,858,913)	(144,363,283)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 15,826,066 and 73,497,702 shares, respectively ]	165,104,455	738,835,683
Capital shares issued in reinvestment of dividends and distributions [ 3,984,728 and 10,105,166 shares, respectively ]	41,583,171	102,570,127
Capital shares repurchased [ (38,525,709) and (62,978,766) shares, respectively ]	(404,729,873)	(620,324,410)

Total Class A transactions	(198,042,247)	221,081,400

Class B
Capital shares sold [ 24,018,148 and 54,936,464 shares, respectively ]	251,864,079	556,253,083
Capital shares issued in reinvestment of dividends and distributions [ 1,652,427 and 4,107,514 shares, respectively ]	17,275,742	41,793,156
Capital shares repurchased [ (17,207,175) and (29,660,624) shares, respectively ]	(179,839,740)	(300,194,154)

Total Class B transactions	89,300,081	297,852,085

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(108,742,166)	518,933,485

TOTAL INCREASE (DECREASE) IN NET ASSETS	45,544,466	654,765,027
NET ASSETS:
Beginning of period	4,048,553,405	3,393,788,378

End of period (a)	$4,094,097,871	$4,048,553,405

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$206,876	$700,719

See Notes to Financial Statements.

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MULTIMANAGER CORE BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
Class A		2009	2008	2007	2006	2005
Net asset value, beginning of period	$10.27	$9.86	$10.38	$10.21	$10.25	$10.43

Income (loss) from investment operations:
Net investment income (loss)	0.15 (e)	0.36 (e)	0.46 (e)	0.47 (e)	0.44 (e)	0.36 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.39	0.46	(0.19)	0.17	(0.04)	(0.16)

Total from investment operations	0.54	0.82	0.27	0.64	0.40	0.20

Less distributions:
Dividends from net investment income	(0.15)	(0.38)	(0.52)	(0.47)	(0.44)	(0.38)
Distributions from net realized gains	—	(0.03)	(0.27)	—	—	—

Total dividends and distributions	(0.15)	(0.41)	(0.79)	(0.47)	(0.44)	(0.38)

Net asset value, end of period	$10.66	$10.27	$9.86	$10.38	$10.21	$10.25

Total return (b)	5.21%	8.44%	2.55%	6.53%	3.96%	2.00%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,703,575	$2,796,284	$2,481,594	$2,088,488	$1,911,399	$1,237,241
Ratio of expenses to average net assets:
After waivers (a)	0.69%	0.71%	0.75%	0.71%	0.70%	0.70%
After waivers and fees paid indirectly (a)	0.69%	0.71%	0.75%	0.71%	0.70%	0.70%
Before waivers and fees paid indirectly (a)	0.69%	0.71%	0.76%	0.76%	0.77%	0.78%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	2.90%	3.51%	4.55%	4.62%	4.31%	3.51%
After waivers and fees paid indirectly (a)	2.90%	3.51%	4.55%	4.62%	4.31%	3.51%
Before waivers and fees paid indirectly (a)	2.90%	3.51%	4.54%	4.57%	4.24%	3.43%
Portfolio turnover rate	311%	623%	431%	475%	366%	654%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
Class B		2009	2008	2007	2006	2005
Net asset value, beginning of period	$10.29	$9.88	$10.40	$10.20	$10.24	$10.42

Income (loss) from investment operations:
Net investment income (loss)	0.14 (e)	0.33 (e)	0.44 (e)	0.44 (e)	0.41 (e)	0.34 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.39	0.47	(0.20)	0.18	(0.03)	(0.16)

Total from investment operations	0.53	0.80	0.24	0.62	0.38	0.18

Less distributions:
Dividends from net investment income	(0.14)	(0.36)	(0.49)	(0.42)	(0.42)	(0.36)
Distributions from net realized gains	—	(0.03)	(0.27)	—	—	—

Total dividends and distributions	(0.14)	(0.39)	(0.76)	(0.42)	(0.42)	(0.36)

Net asset value, end of period	$10.68	$10.29	$9.88	$10.40	$10.20	$10.24

Total return (b)	5.07%	8.16%	2.30%	6.23%	3.80%	1.74%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,390,523	$1,252,270	$912,195	$829,932	$825,182	$806,356
Ratio of expenses to average net assets:
After waivers (a)	0.94%	0.96%	1.00%	0.96%	0.95%	0.95%
After waivers and fees paid indirectly (a)	0.94%	0.96%	1.00%	0.96%	0.95%	0.95%
Before waivers and fees paid indirectly (a)	0.94%	0.96%	1.01%	1.01%	1.02%	1.03%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	2.65%	3.25%	4.29%	4.37%	4.04%	3.26%
After waivers and fees paid indirectly (a)	2.65%	3.25%	4.29%	4.37%	4.04%	3.26%
Before waivers and fees paid indirectly (a)	2.65%	3.25%	4.28%	4.32%	3.97%	3.18%
Portfolio turnover rate	311%	623%	431%	475%	366%	654%

(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income is based on average shares outstanding.

See Notes to Financial Statements.

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO (Unaudited)

Sector Weightings as of 06/30/10	% of Net Assets
Financials	16.5%
Consumer Discretionary	11.2
Industrials	9.4
Consumer Staples	8.2
Materials	6.8
Health Care	6.4
Information Technology	6.3
Energy	6.1
Telecommunication Services	4.4
Utilities	2.9
Cash and Other	21.8

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2010 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Expenses Paid During Period* 1/1/10- 6/30/10
Class A
Actual	$1,000.00	$854.20	$4.78
Hypothetical (5% average return before expenses)	1,000.00	1,019.64	5.21
Class B
Actual	1,000.00	853.00	5.93
Hypothetical (5% average return before expenses)	1,000.00	1,018.40	6.46

*   Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 1.04% and 1.29%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Argentina (0.1%)
MercadoLibre, Inc.*	23,200	$1,219,160

Australia (3.7%)
AGL Energy Ltd.	18,100	222,909
Alumina Ltd.	61,448	77,866
Amcor Ltd.	41,564	221,438
AMP Ltd.	76,425	332,310
Aristocrat Leisure Ltd.	6,913	21,122
Arrow Energy Ltd.*	26,089	106,132
Asciano Group*	112,396	151,686
ASX Ltd.	6,863	167,448
Australia & New Zealand Banking Group Ltd.	216,134	3,880,065
AXA Asia Pacific Holdings Ltd.	41,803	191,441
Bendigo and Adelaide Bank Ltd.	15,921	108,828
BGP Holdings plc*†(b)	568,558	—
BHP Billiton Ltd.	147,828	4,597,429
Billabong International Ltd.	3,537	25,758
BlueScope Steel Ltd.*	73,693	128,376
Boral Ltd.	175,783	706,626
Brambles Ltd.	46,904	213,837
Caltex Australia Ltd.	1,288	10,058
CFS Retail Property Trust (REIT)	48,993	77,633
Coca-Cola Amatil Ltd.	18,417	184,447
Cochlear Ltd.	1,542	96,054
Commonwealth Bank of Australia	51,959	2,105,927
Computershare Ltd.	18,730	165,707
Crown Ltd.	11,281	73,117
CSL Ltd.	17,780	484,918
CSR Ltd.	62,356	87,452
Dexus Property Group (REIT)	214,527	138,123
Fairfax Media Ltd.	97,264	106,752
Fortescue Metals Group Ltd.*	34,810	118,681
Foster’s Group Ltd.	73,245	346,509
Goodman Fielder Ltd.	18,447	20,800
Goodman Group (REIT)	248,525	131,033
GPT Group (REIT)	73,630	172,870
Harvey Norman Holdings Ltd.	6,811	18,829
Incitec Pivot Ltd.	540,995	1,226,610
Insurance Australia Group Ltd.	259,146	737,191
Intoll Group	236,894	206,006
Leighton Holdings Ltd.	3,832	92,346
Lend Lease Group	101,376	618,836
MacArthur Coal Ltd.	1,465	14,732
Macquarie Group Ltd.	45,356	1,395,783
MAp Group	14,238	31,964
Metcash Ltd.	19,104	67,211
Mirvac Group (REIT)	88,392	96,769
National Australia Bank Ltd.	195,460	3,775,546
Newcrest Mining Ltd.	17,717	521,067
OneSteel Ltd.	34,036	84,276
Orica Ltd.	12,120	255,159
Origin Energy Ltd.	31,417	392,507
OZ Minerals Ltd.*	75,318	60,208
Paladin Energy Ltd.*	13,189	39,403
Qantas Airways Ltd.*	666,845	1,224,163

	Number of Shares	Value (Note 1)

QBE Insurance Group Ltd.	32,587	$495,919
Rio Tinto Ltd.	20,313	1,125,013
Santos Ltd.	24,956	261,962
Sims Metal Management Ltd.	3,915	55,741
Sonic Healthcare Ltd.	15,263	132,952
SP AusNet	17,690	11,326
Stockland Corp., Ltd. (REIT)	90,670	281,716
Suncorp-Metway Ltd.	37,965	254,819
TABCORP Holdings Ltd.	27,080	143,443
Tatts Group Ltd.	51,539	96,480
Telstra Corp., Ltd.	445,225	1,211,455
Toll Holdings Ltd.	27,973	127,737
Transurban Group	56,233	199,474
Wesfarmers Ltd.	34,147	817,550
Wesfarmers Ltd. (PPS)	6,790	163,412
Westfield Group (REIT)	70,373	716,270
Westpac Banking Corp.	101,267	1,788,305
Woodside Petroleum Ltd.	17,728	618,335
Woolworths Ltd.	40,361	914,965
WorleyParsons Ltd.	5,571	102,940

		35,851,772

Austria (0.2%)
Erste Group Bank AG	5,762	183,309
Immofinaz AG*	24,380	62,765
OMV AG	43,204	1,302,102
Raiffeisen International Bank Holding AG*	2,552	97,262
Telekom Austria AG	10,728	119,250
Verbund AG, Class A	2,236	68,491
Vienna Insurance Group	2,194	91,480
Voestalpine AG	4,713	128,996

		2,053,655

Belgium (1.0%)
Ageas	67,900	151,651
Anheuser-Busch InBev N.V.	171,091	8,218,185
Belgacom S.A.	4,070	128,123
Colruyt S.A.	686	161,338
Delhaize Group S.A.	2,998	217,078
Dexia S.A.*	25,345	88,295
Groupe Bruxelles Lambert S.A.	2,278	158,226
KBC Groep N.V.*	6,303	241,757
Mobistar S.A.	1,357	71,767
Solvay S.A.	2,452	209,370
UCB S.A.	4,628	144,992
Umicore S.A.	2,847	82,380

		9,873,162

Bermuda (0.0%)
Seadrill Ltd.	8,062	144,916

Brazil (2.0%)
Cyrela Brazil Realty S.A.	145,100	1,578,817
Gafisa S.A.	217,888	1,307,328
NET Servicos de Comunicacao S.A. (Preference)*	60,700	570,681
OGX Petroleo e Gas Participacoes S.A.*	718,700	6,677,340
PDG Realty S.A. Empreendimentos e Participacoes	565,300	4,735,366

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Petroleo Brasileiro S.A. (ADR)	13,383	$459,305
Vale S.A. (ADR)	174,026	4,237,533

		19,566,370

Canada (1.8%)
Bombardier, Inc., Class B	181,000	822,920
Canadian National Railway Co.	93,983	5,392,745
EnCana Corp.	39,700	1,202,318
Lundin Mining Corp.*	79,800	225,633
National Bank of Canada	21,400	1,094,575
Nexen, Inc.	102,638	2,018,919
Research In Motion Ltd.*	55,240	2,721,122
Suncor Energy, Inc.	67,328	1,981,482
Teck Resources Ltd., Class B	62,736	1,855,178

		17,314,892

China (1.3%)
Alibaba.com Ltd.	563,500	1,112,126
Baidu, Inc. (ADR)*	40,250	2,740,220
China Life Insurance Co., Ltd., Class H	96,000	421,738
Ctrip.com International Ltd. (ADR)*	70,400	2,644,224
Foxconn International Holdings Ltd.*	100,424	65,202
Industrial & Commercial Bank of China Ltd., Class H	728,000	528,608
Ping An Insurance Group Co. of China Ltd., Class H†(b)	328,000	2,644,073
Tencent Holdings Ltd.	131,200	2,163,541
Yangzijiang Shipbuilding Holdings Ltd.	21,182	20,220

		12,339,952

Cyprus (0.0%)
Bank of Cyprus plc	25,416	101,852

Denmark (1.3%)
A. P. Moller - Maersk A/S, Class A	24	182,729
A. P. Moller - Maersk A/S, Class B	45	352,831
Carlsberg A/S, Class B	30,295	2,303,250
Coloplast A/S, Class B	1,095	108,694
Danske Bank A/S*	107,102	2,056,904
DSV A/S	4,965	71,238
Novo Nordisk A/S, Class B	64,516	5,204,227
Novozymes A/S, Class B	22,227	2,359,117
Tryg A/S	1,552	81,598
Vestas Wind Systems A/S*	6,466	268,778
William Demant Holding A/S*	689	50,314

		13,039,680

Finland (0.5%)
Elisa Oyj*	2,982	51,623
Fortum Oyj	13,692	301,418
Kesko Oyj, Class B	3,398	110,035
Kone Oyj, Class B	5,323	211,653
Metso Oyj	3,203	102,281
Neste Oil Oyj	4,467	64,900
Nokia Oyj	419,525	3,425,540
Nokian Renkaat Oyj	2,356	57,700

	Number of Shares	Value (Note 1)

Orion Oyj, Class B	1,666	$31,172
Outokumpu Oyj	6,019	90,499
Pohjola Bank plc	8,661	88,171
Rautaruukki Oyj	871	12,700
Sampo Oyj, Class A	12,734	266,435
Sanoma Oyj	4,655	80,310
Stora Enso Oyj, Class R	24,903	178,150
UPM-Kymmene Oyj	14,904	197,489
Wartsila Oyj	1,593	72,567

		5,342,643

France (7.4%)
Accor S.A.*	108,322	4,974,563
Aeroports de Paris S.A.	1,549	98,716
Air France-KLM*	4,672	54,959
Air Liquide S.A.	9,120	916,031
Alcatel-Lucent*	80,179	204,500
Alstom S.A.	6,341	285,945
Atos Origin S.A.*	1,940	77,485
AXA S.A.	55,619	843,511
bioMerieux S.A.	478	49,046
BNP Paribas S.A.	126,779	6,769,291
Bouygues S.A.	48,849	1,871,065
Bureau Veritas S.A.	2,408	129,635
Cap Gemini S.A.	23,752	1,037,729
Carrefour S.A.	20,550	811,388
Casino Guichard Perrachon S.A.	20,101	1,517,937
Christian Dior S.A.	2,200	209,038
Cie de Saint-Gobain S.A.	13,706	506,083
Cie Generale de Geophysique-Veritas*	6,204	108,968
Cie Generale d’Optique Essilor International S.A.	6,296	374,866
CNP Assurances S.A	1,284	87,462
Compagnie Generale des Etablissements Michelin, Class B	4,553	317,377
Credit Agricole S.A.	28,459	291,318
Danone S.A.	18,885	1,008,496
Dassault Systemes S.A.	1,595	96,522
EDF S.A.	49,310	1,873,899
Eiffage S.A.	1,687	72,823
Eramet S.A.	299	73,210
Eurazeo S.A.	1,191	68,477
Eutelsat Communications S.A.	4,587	153,245
Fonciere Des Regions (REIT) .	1,018	84,174
France Telecom S.A.	181,085	3,124,783
GDF Suez S.A.	49,258	1,393,636
Gecina S.A. (REIT)	1,046	93,443
Groupe Eurotunnel S.A.	20,186	136,425
Hermes International S.A.	1,415	187,739
ICADE (REIT)	1,261	106,378
Iliad S.A.	976	75,704
Imerys S.A.	1,387	70,149
Ipsen S.A.	733	22,347
J.C. Decaux S.A.*	3,507	81,236
Klepierre S.A. (REIT)	4,969	136,422
Lafarge S.A.	16,753	905,881
Lagardere S.C.A.	63,007	1,952,267
Legrand S.A.	4,920	144,948

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

L’Oreal S.A.	7,659	$748,405
LVMH Moet Hennessy Louis Vuitton S.A.	12,837	1,398,304
Metropole Television S.A.	677	13,715
Natixis S.A.*	36,222	155,822
Neopost S.A.	1,068	77,287
PagesJaunes Groupe S.A.	4,319	44,491
Pernod-Ricard S.A.	48,957	3,787,158
Peugeot S.A.*	5,441	137,534
PPR S.A.	6,658	821,624
Publicis Groupe S.A.	100,159	3,981,480
Renault S.A.*	7,172	263,948
Safran S.A.	4,955	137,410
Sanofi-Aventis S.A.	95,542	5,761,459
Schneider Electric S.A.	58,775	5,948,903
SCOR SE	7,519	143,715
Societe BIC S.A.	1,092	77,458
Societe Generale S.A.	73,828	3,003,229
Societe Television Francaise 1 S.A.	2,157	28,190
Sodexo S.A.	2,593	143,615
Suez Environnement Co. S.A.	11,265	185,583
Technip S.A.	3,108	176,963
Thales S.A.	4,207	135,233
Total S.A.	100,862	4,488,812
Unibail-Rodamco S.A. (REIT)	2,834	459,959
Vallourec S.A.	15,498	2,646,119
Veolia Environnement	13,255	309,606
Vinci S.A.	14,027	577,605
Vivendi S.A.	149,933	3,033,271

		72,086,015

Germany (8.3%)
Adidas AG	83,852	4,047,366
Allianz SE (Registered)	89,228	8,860,024
BASF SE	178,193	9,721,601
Bayer AG	88,232	4,922,911
Bayerische Motoren Werke (BMW) AG	62,036	3,000,571
Bayerische Motoren Werke (BMW) AG (Preference)	2,830	99,297
Beiersdorf AG	2,850	156,668
Celesio AG	24,439	532,016
Commerzbank AG*	28,241	197,102
Continental AG*	1,111	57,614
Daimler AG*	129,427	6,553,820
Deutsche Bank AG (Registered)	59,569	3,367,924
Deutsche Boerse AG	6,018	365,635
Deutsche Lufthansa AG (Registered)*	5,324	73,358
Deutsche Post AG (Registered)	26,640	386,442
Deutsche Postbank AG*	2,018	58,263
Deutsche Telekom AG (Registered)	95,409	1,124,705
E.ON AG	191,917	5,166,362
Fraport AG	2,096	89,084
Fresenius Medical Care AG & Co. KGaA	5,878	317,998
Fresenius SE	1,611	107,124
Fresenius SE (Preference)	3,377	223,299
GEA Group AG	7,469	148,372

	Number of Shares	Value (Note 1)

Hannover Rueckversicherung AG (Registered)	3,027	$130,395
HeidelbergCement AG	4,336	206,526
Henkel AG & Co. KGaA	5,439	222,129
Henkel AG & Co. KGaA (Preference)	4,968	241,683
Hochtief AG	1,948	115,762
Infineon Technologies AG*	527,049	3,045,869
K+S AG	5,320	244,725
Linde AG	10,403	1,092,342
MAN SE	3,207	264,392
Merck KGaA	2,729	198,813
Metro AG	104,407	5,308,013
Muenchener Rueckversicherungs- Gesellschaft AG (Registered)	20,669	2,587,600
Porsche Automobil Holding SE (Preference)	3,589	153,105
Puma AG Rudolf Dassler Sport	199	52,522
RWE AG	26,130	1,703,168
RWE AG (Preference)	1,770	106,736
Salzgitter AG	1,442	85,940
SAP AG	43,200	1,918,849
Siemens AG (Registered)	97,034	8,683,274
Suedzucker AG	2,105	37,749
Symrise AG	15,392	317,986
ThyssenKrupp AG	140,137	3,442,455
TUI AG*	4,785	42,068
United Internet AG	2,006	22,058
Volkswagen AG	1,334	112,977
Volkswagen AG (Preference)	9,246	809,471
Wacker Chemie AG	802	116,071

		80,840,234

Greece (0.1%)
Alpha Bank AE*	11,820	57,773
Coca Cola Hellenic Bottling Co. S.A.	7,694	164,159
EFG Eurobank Ergasias S.A.*	6,917	30,699
Hellenic Telecommunications Organization S.A.*	8,460	63,607
National Bank of Greece S.A.*	18,962	206,613
OPAP S.A.	7,714	95,950
Piraeus Bank S.A.*	14,858	62,641
Public Power Corp. S.A.	2,363	33,891

		715,333

Hong Kong (2.6%)
ASM Pacific Technology Ltd.	6,800	52,874
Bank of East Asia Ltd.	61,247	220,563
Belle International Holdings Ltd.	158,000	224,009
BOC Hong Kong Holdings Ltd.	115,000	261,402
Cathay Pacific Airways Ltd.	41,000	80,383
Cheung Kong Holdings Ltd.	45,000	517,106
Cheung Kong Infrastructure Holdings Ltd.	26,000	96,262
CLP Holdings Ltd.	65,000	470,618
CNOOC Ltd.	2,254,100	3,842,602
Esprit Holdings Ltd.	416,218	2,244,587
Great Eagle Holdings Ltd.	80,000	203,944
Hang Lung Group Ltd.	18,000	96,976
Hang Lung Properties Ltd.	800,000	3,068,347

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Hang Seng Bank Ltd.	23,600	$315,306
Henderson Land Development Co., Ltd.	31,000	180,603
Hong Kong & China Gas Co., Ltd.	123,200	304,510
Hong Kong Exchanges and Clearing Ltd.	32,800	511,460
Hong Kong Electric Holdings Ltd.	41,500	247,002
Hopewell Holdings Ltd.	33,500	94,226
Hutchison Whampoa Ltd.	68,000	419,830
Hysan Development Co., Ltd.	34,448	96,861
Kerry Properties Ltd.	17,000	72,967
Li & Fung Ltd.	1,412,000	6,320,854
Lifestyle International Holdings Ltd.	35,500	68,854
Link REIT (REIT)	90,313	223,447
Mongolia Energy Co., Ltd.*	169,540	59,169
MTR Corp.	49,589	168,965
New World Development Ltd.	871,808	1,408,337
Noble Group Ltd.	1,245,635	1,504,095
NWS Holdings Ltd.	47,102	85,141
Orient Overseas International Ltd.*	11,500	82,152
PCCW Ltd.	116,974	33,954
Shangri-La Asia Ltd.	62,000	114,257
Sino Land Co., Ltd.	37,373	66,378
Sun Hung Kai Properties Ltd.	46,000	625,430
Swire Pacific Ltd., Class A	26,500	300,266
Television Broadcasts Ltd.	10,000	46,344
Wharf Holdings Ltd.	40,000	193,630
Wheelock & Co., Ltd.	44,000	123,641
Wing Hang Bank Ltd.	9,500	92,591
Yue Yuen Industrial Holdings Ltd.	23,000	71,455

		25,211,398

India (0.8%)
ICICI Bank Ltd. (ADR)	124,708	4,506,947
Reliance Industries Ltd. (GDR)§	61,350	2,819,328

		7,326,275

Ireland (0.4%)
Bank of Ireland*	271,400	223,167
Covidien plc	66,700	2,680,006
CRH plc	24,106	490,220
Elan Corp. plc*	24,520	111,057
Experian plc	34,383	297,702
James Hardie Industries SE (CDI)*	10,028	52,228
Kerry Group plc, Class A	4,846	134,604
Shire plc	18,800	382,133

		4,371,117

Israel (1.1%)
Bank Hapoalim B.M.*	25,900	93,047
Bank Leumi Le-Israel B.M.*	32,713	116,213
Bezeq Israeli Telecommunication Corp., Ltd.	45,517	99,577
Cellcom Israel Ltd.	680	16,965
Elbit Systems Ltd.	299	15,165

	Number of Shares	Value (Note 1)

Israel Chemicals Ltd.	12,344	$128,728
Israel Corp. Ltd.*	41	25,383
Israel Discount Bank Ltd., Class A*	6,760	11,408
Mizrahi Tefahot Bank Ltd.*	1,516	11,017
NICE Systems Ltd.*	1,165	28,933
Partner Communications Co., Ltd.	1,271	19,542
Teva Pharmaceutical Industries Ltd.	30,480	1,590,414
Teva Pharmaceutical Industries Ltd. (ADR)	171,141	8,897,621

		11,054,013

Italy (1.6%)
A2A S.p.A.	63,180	85,654
Assicurazioni Generali S.p.A.	39,688	692,570
Atlantia S.p.A.	7,220	128,000
Autogrill S.p.A.*	2,955	35,381
Banca Monte dei Paschi di Siena S.p.A.*	49,912	56,511
Banca Popolare di Milano S.c.a.r.l.	5,901	24,349
Banco Popolare S.c.a.r.l.	27,734	152,413
Beni Stabili S.p.A.*	6,108	4,631
Enel S.p.A.	209,512	886,341
ENI S.p.A.	222,868	4,091,217
Exor S.p.A.	308	5,189
Fiat S.p.A.	29,482	303,422
Finmeccanica S.p.A.	17,201	178,497
Intesa Sanpaolo S.p.A.	454,967	1,166,328
Luxottica Group S.p.A.	2,754	66,353
Mediaset S.p.A.	24,518	139,599
Mediobanca S.p.A.*	20,996	156,494
Mediolanum S.p.A.	11,686	45,730
Parmalat S.p.A.	48,536	112,752
Pirelli & C. S.p.A.	29,079	16,069
Prysmian S.p.A.	4,232	60,795
Saipem S.p.A.	8,016	243,613
Snam Rete Gas S.p.A.	40,578	161,316
Telecom Italia S.p.A.	1,507,424	1,661,462
Telecom Italia S.p.A. (RNC)	1,122,176	1,022,592
Terna Rete Elettrica Nazionale S.p.A.	42,513	153,107
UniCredit S.p.A.	1,659,624	3,683,873
Unione di Banche Italiane S.c.p.A.	17,514	150,696

		15,484,954

Japan (15.4%)
77 Bank Ltd.	13,000	69,694
ABC-Mart, Inc.	1,100	43,159
Acom Co., Ltd.	3,070	39,565
Advantest Corp.	6,800	142,391
Aeon Co., Ltd.	246,900	2,620,502
Aeon Mall Co., Ltd.	1,200	23,811
Air Water, Inc.	29,000	317,141
Aisin Seiki Co., Ltd.	7,300	197,224
Ajinomoto Co., Inc.	19,000	172,055
Alfresa Holdings Corp.	800	38,591
All Nippon Airways Co., Ltd.*	19,000	60,119
Amada Co., Ltd.	8,000	52,537

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Aozora Bank Ltd.	25,000	$32,485
Asahi Breweries Ltd.	89,500	1,512,879
Asahi Glass Co., Ltd.	37,000	345,225
Asahi Kasei Corp.	36,000	188,414
Asics Corp.	2,000	18,326
Astellas Pharma, Inc.	16,300	545,114
Bank of Kyoto Ltd.	15,000	123,180
Bank of Yokohama Ltd.	34,000	155,242
Benesse Holdings, Inc.	1,700	77,422
Bridgestone Corp.	20,100	318,650
Brother Industries Ltd.	10,200	106,198
Canon Marketing Japan, Inc.	1,300	18,318
Canon, Inc.	163,800	6,106,969
Casio Computer Co., Ltd.	9,600	57,510
Central Japan Railway Co.	48	395,299
Chiba Bank Ltd.	21,000	126,515
Chiyoda Corp.	6,000	43,528
Chubu Electric Power Co., Inc.	21,200	525,627
Chugai Pharmaceutical Co., Ltd.	9,700	171,295
Chugoku Bank Ltd.	9,000	106,083
Chugoku Electric Power Co., Inc.	11,400	235,217
Chuo Mitsui Trust Holdings, Inc.	40,000	140,862
Citizen Holdings Co., Ltd.	3,800	23,113
Cosmo Oil Co., Ltd.	11,000	26,443
Credit Saison Co., Ltd.	3,200	33,101
Dai Nippon Printing Co., Ltd.	18,000	208,005
Daicel Chemical Industries Ltd.	10,000	67,446
Daido Steel Co., Ltd.	8,000	34,330
Daihatsu Motor Co., Ltd.	10,000	92,832
Dai-ichi Life Insurance Co., Ltd.	258	354,812
Daiichi Sankyo Co., Ltd.	21,100	377,344
Daikin Industries Ltd.	57,364	1,750,770
Dainippon Sumitomo Pharma Co., Ltd.	10,300	79,165
Daito Trust Construction Co., Ltd.	3,300	186,554
Daiwa House Industry Co., Ltd.	11,000	99,095
Daiwa Securities Group, Inc.	51,000	214,542
DeNA Co., Ltd.	2,400	63,293
Denki Kagaku Kogyo KK	11,000	51,308
Denso Corp.	17,700	489,369
Dentsu, Inc.	4,883	128,874
Dowa Holdings Co., Ltd.	8,000	38,530
East Japan Railway Co.	34,105	2,273,448
Eisai Co., Ltd.	7,700	254,731
Electric Power Development Co., Ltd.	3,200	101,655
Elpida Memory, Inc.*	29,000	448,043
FamilyMart Co., Ltd.	105,300	3,470,458
Fanuc Ltd.	6,300	706,797
Fast Retailing Co., Ltd.	1,900	286,773
Fuji Electric Holdings Co., Ltd.	9,000	25,738
Fuji Heavy Industries Ltd.*	15,000	80,078
Fuji Media Holdings, Inc.	21	30,178
Fujifilm Holdings Corp.	16,700	480,393
Fujitsu Ltd.	59,000	370,662
Fukuoka Financial Group, Inc.	20,000	82,950

	Number of Shares	Value (Note 1)

Furukawa Electric Co., Ltd.	14,000	$61,496
GS Yuasa Corp.	9,000	58,760
Gunma Bank Ltd.	20,000	105,796
Hachijuni Bank Ltd.	21,000	118,239
Hakuhodo DY Holdings, Inc.	670	33,637
Hankyu Hanshin Holdings, Inc.	47,000	206,811
Hino Motors Ltd.	5,000	24,591
Hirose Electric Co., Ltd.	1,400	127,823
Hiroshima Bank Ltd.	27,000	107,662
Hisamitsu Pharmaceutical Co., Inc.	3,300	130,940
Hitachi Chemical Co., Ltd.	5,300	98,395
Hitachi Construction Machinery Co., Ltd.	2,100	38,793
Hitachi High-Technologies Corp.	3,900	71,785
Hitachi Ltd.*	144,000	522,214
Hitachi Metals Ltd.	3,000	30,449
Hokkaido Electric Power Co., Inc.	8,100	174,370
Hokuhoku Financial Group, Inc.	62,000	113,691
Hokuriku Electric Power Co.	3,700	81,103
Honda Motor Co., Ltd.	175,100	5,085,170
HOYA Corp.	15,300	324,879
Ibiden Co., Ltd.	3,300	88,966
Idemitsu Kosan Co., Ltd.	300	22,532
IHI Corp.	26,000	41,521
INPEX Corp.	33	183,413
Isetan Mitsukoshi Holdings Ltd.	15,000	146,244
Isuzu Motors Ltd.	30,000	89,580
ITOCHU Corp.	268,600	2,094,246
ITOCHU Techno-Solutions Corp.	400	14,495
Iyo Bank Ltd.	12,000	111,456
J. Front Retailing Co., Ltd.	22,000	106,186
Jafco Co., Ltd.	100	2,196
Japan Petroleum Exploration Co.	1,600	65,280
Japan Prime Realty Investment Corp. (REIT)	25	52,536
Japan Real Estate Investment Corp. (REIT)	21	171,267
Japan Retail Fund Investment Corp. (REIT)	70	85,105
Japan Steel Works Ltd.	8,000	70,444
Japan Tobacco, Inc.	1,097	3,410,397
JFE Holdings, Inc.	62,900	1,941,837
JGC Corp.	5,000	75,799
Joyo Bank Ltd.	16,000	63,538
JS Group Corp.	7,100	135,555
JSR Corp.	4,700	78,805
JTEKT Corp.	9,300	85,758
Jupiter Telecommunications Co., Ltd.	107	101,974
JX Holdings, Inc.*	245,344	1,199,233
Kajima Corp.	43,000	97,028
Kamigumi Co., Ltd.	10,000	76,853
Kaneka Corp.	11,000	63,786
Kansai Electric Power Co., Inc.	23,900	583,526
Kansai Paint Co., Ltd.	7,000	59,907

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Kao Corp.	16,600	$390,229
Kawasaki Heavy Industries Ltd.	40,000	97,075
Kawasaki Kisen Kaisha Ltd.*	15,000	60,692
KDDI Corp.	441	2,094,793
Keihin Electric Express Railway Co., Ltd.	19,000	167,683
Keio Corp.	26,000	167,441
Keisei Electric Railway Co., Ltd.	9,000	50,132
Keyence Corp.	1,200	276,046
Kikkoman Corp.	6,000	62,883
Kinden Corp.	3,000	25,510
Kintetsu Corp.	67,000	204,277
Kirin Holdings Co., Ltd.	26,000	327,423
Kobe Steel Ltd.	72,000	137,487
Koito Manufacturing Co., Ltd.	2,000	29,370
Komatsu Ltd.	63,700	1,151,063
Konami Corp.	1,400	22,066
Konica Minolta Holdings, Inc.	93,000	894,965
Kubota Corp.	94,000	717,822
Kuraray Co., Ltd.	9,500	110,929
Kurita Water Industries Ltd.	5,100	139,301
Kyocera Corp.	5,900	476,447
Kyowa Hakko Kirin Co., Ltd.	12,000	113,982
Kyushu Electric Power Co., Inc.	11,400	255,643
Lawson, Inc.	1,000	43,705
Mabuchi Motor Co., Ltd.	500	22,892
Makita Corp.	2,600	69,359
Marubeni Corp.	1,090,000	5,583,410
Marui Group Co., Ltd.	3,000	20,213
Maruichi Steel Tube Ltd.	300	5,744
Mazda Motor Corp.	61,000	142,409
McDonald’s Holdings Co. Japan Ltd.	4,100	91,842
Medipal Holdings Corp.	2,700	32,117
MEIJI Holdings Co. Ltd.	3,382	138,188
Minebea Co., Ltd.	6,000	33,079
Mitsubishi Chemical Holdings Corp.	35,500	161,660
Mitsubishi Corp.	183,200	3,817,488
Mitsubishi Electric Corp.	59,000	459,546
Mitsubishi Estate Co., Ltd.	38,000	527,596
Mitsubishi Gas Chemical Co., Inc.	195,000	944,952
Mitsubishi Heavy Industries Ltd.	112,000	384,679
Mitsubishi Logistics Corp.	3,000	33,479
Mitsubishi Materials Corp.*	369,000	984,977
Mitsubishi Motors Corp.*	142,000	179,680
Mitsubishi Tanabe Pharma Corp.	68,000	1,035,598
Mitsubishi UFJ Financial Group, Inc.	704,500	3,193,611
Mitsubishi UFJ Lease & Finance Co., Ltd.	2,850	95,944
Mitsui & Co., Ltd.	199,800	2,348,943
Mitsui Chemicals, Inc.	22,000	61,082
Mitsui Engineering & Shipbuilding Co., Ltd.	10,000	20,132
Mitsui Fudosan Co., Ltd.	169,000	2,362,682
Mitsui Mining & Smelting Co., Ltd.	10,000	26,485

	Number of Shares	Value (Note 1)

Mitsui O.S.K. Lines Ltd.	34,000	$224,379
Mitsumi Electric Co., Ltd.	3,400	57,854
Mizuho Financial Group, Inc.	2,465,750	4,047,082
Mizuho Securities Co., Ltd.	32,000	70,925
Mizuho Trust & Banking Co., Ltd.*	85,000	73,017
MS&AD Insurance Group Holdings, Inc.	16,738	357,308
Murata Manufacturing Co., Ltd.	31,600	1,505,042
Namco Bandai Holdings, Inc.	7,600	66,679
NEC Corp.	79,000	203,927
NGK Insulators Ltd.	10,000	155,461
NGK Spark Plug Co., Ltd.	8,000	99,152
NHK Spring Co., Ltd.	6,000	55,011
Nidec Corp.	9,500	795,663
Nikon Corp.	9,100	156,854
Nintendo Co., Ltd.	18,800	5,476,371
Nippon Building Fund, Inc. (REIT)	12	94,852
Nippon Electric Glass Co., Ltd.	14,000	159,323
Nippon Express Co., Ltd.	31,000	139,487
Nippon Meat Packers, Inc.	4,000	49,457
Nippon Paper Group, Inc.	2,368	65,550
Nippon Sheet Glass Co., Ltd.	12,000	29,218
Nippon Steel Corp.	182,000	603,225
Nippon Telegraph & Telephone Corp.	87,492	3,572,212
Nippon Yusen KK	42,000	152,523
Nishi-Nippon City Bank Ltd.	25,000	71,960
Nissan Chemical Industries Ltd.	6,000	67,103
Nissan Motor Co., Ltd.*	499,300	3,461,257
Nissha Printing Co., Ltd.	800	21,394
Nisshin Seifun Group, Inc.	9,500	107,480
Nisshin Steel Co., Ltd.	25,000	39,928
Nisshinbo Holdings, Inc.	1,000	9,605
Nissin Food Holdings Co., Ltd.	800	29,451
Nitori Co., Ltd.	1,750	150,626
Nitto Denko Corp.	4,600	150,082
NKSJ Holdings, Inc.*	52,892	313,650
NOK Corp.	2,000	31,747
Nomura Holdings, Inc.	158,700	868,793
Nomura Real Estate Holdings, Inc.	1,300	16,313
Nomura Real Estate Office Fund, Inc. (REIT)	10	49,738
Nomura Research Institute Ltd.	4,700	99,363
NSK Ltd.	20,000	139,115
NTN Corp.	20,000	81,812
NTT Data Corp.	36	132,802
NTT DoCoMo, Inc.	499	754,602
NTT Urban Development Corp.	3	2,371
Obayashi Corp.	31,000	122,338
Obic Co., Ltd.	120	23,038
Odakyu Electric Railway Co., Ltd.	26,000	222,564
OJI Paper Co., Ltd.	33,000	161,410
Olympus Corp.	8,900	210,660
Omron Corp.	8,500	183,827
Ono Pharmaceutical Co., Ltd.	3,600	146,223
Oracle Corp. Japan	2,100	103,180

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Oriental Land Co., Ltd.	1,800	$150,369
ORIX Corp.	32,140	2,334,417
Osaka Gas Co., Ltd.	58,000	209,452
Otsuka Corp.	200	12,732
Panasonic Corp.	272,800	3,406,408
Panasonic Electric Works Co., Ltd.	16,000	156,556
Rakuten, Inc.	198	142,993
Resona Holdings, Inc.	18,057	219,649
Ricoh Co., Ltd.	21,000	266,896
Rinnai Corp.	300	15,380
Rohm Co., Ltd.	3,800	226,956
Sankyo Co., Ltd.	1,300	58,715
Santen Pharmaceutical Co., Ltd.	1,700	61,174
Sanyo Electric Co., Ltd.*	79,000	101,736
Sapporo Hokuyo Holdings, Inc.	4,955	21,866
Sapporo Holdings Ltd.	8,000	34,404
SBI Holdings, Inc.	405	50,206
Secom Co., Ltd.	6,500	288,612
Sega Sammy Holdings, Inc.	4,800	68,714
Seiko Epson Corp.	2,700	34,606
Sekisui Chemical Co., Ltd.	20,000	124,786
Sekisui House Ltd.	22,000	188,606
Senshu Ikeda Holdings, Inc.	5,522	7,991
Seven & I Holdings Co., Ltd.	24,800	569,018
Seven Bank Ltd.	15	27,161
Sharp Corp.	178,000	1,873,966
Shikoku Electric Power Co., Inc.	7,400	211,603
Shimadzu Corp.	4,000	29,995
Shimamura Co., Ltd.	400	36,031
Shimano, Inc.	3,100	132,792
Shimizu Corp.	14,000	47,872
Shin-Etsu Chemical Co., Ltd.	21,700	1,009,534
Shinko Electric Industries Co., Ltd.	600	7,781
Shinsei Bank Ltd.*	48,000	40,512
Shionogi & Co., Ltd.	8,400	173,783
Shiseido Co., Ltd.	11,000	241,954
Shizuoka Bank Ltd.	18,000	156,899
Showa Denko KK	63,000	113,933
Showa Shell Sekiyu KK	12,100	83,541
SMC Corp.	3,700	493,974
Softbank Corp.	27,100	716,296
Sojitz Corp.	62,600	98,040
Sony Corp.	105,700	2,813,541
Sony Financial Holdings, Inc.	40	133,753
Square Enix Holdings Co., Ltd.	3,600	66,186
Stanley Electric Co., Ltd.	3,800	62,897
Sumco Corp.*	101,400	1,688,480
Sumitomo Chemical Co., Ltd.	45,000	173,743
Sumitomo Corp.	91,300	909,349
Sumitomo Electric Industries Ltd.	28,400	332,422
Sumitomo Heavy Industries Ltd.	14,000	82,455
Sumitomo Metal Industries Ltd.	127,000	286,453
Sumitomo Metal Mining Co., Ltd.	17,000	213,302
Sumitomo Mitsui Financial Group, Inc.	109,784	3,099,278

	Number of Shares	Value (Note 1)

Sumitomo Realty & Development Co., Ltd.	40,000	$682,207
Sumitomo Rubber Industries Ltd.	3,400	29,942
Sumitomo Trust & Banking Co., Ltd.	43,000	218,743
Suruga Bank Ltd.	4,000	36,238
Suzuken Co., Ltd.	1,400	46,883
Suzuki Motor Corp.	9,900	194,363
Sysmex Corp.	1,700	96,539
T&D Holdings, Inc.	10,650	227,318
Taiheiyo Cement Corp.*	8,000	10,097
Taisei Corp.	51,000	101,522
Taisho Pharmaceutical Co., Ltd.	3,000	59,196
Taiyo Nippon Sanso Corp.	14,000	111,062
Takashimaya Co., Ltd.	6,000	47,737
Takeda Pharmaceutical Co., Ltd.	23,900	1,022,849
TDK Corp.	4,200	230,384
Teijin Ltd.	44,000	130,658
Terumo Corp.	6,400	306,275
THK Co., Ltd.	2,400	49,617
Tobu Railway Co., Ltd.	35,000	188,247
Toho Co., Ltd.	1,500	24,729
Toho Gas Co., Ltd.	5,000	26,670
Tohoku Electric Power Co., Inc.	14,200	304,898
Tokio Marine Holdings, Inc.	23,400	612,954
Tokuyama Corp.	11,000	48,279
Tokyo Electric Power Co., Inc.	228,600	6,223,076
Tokyo Electron Ltd.	5,200	280,819
Tokyo Gas Co., Ltd.	239,000	1,092,678
Tokyo Steel Manufacturing Co., Ltd.	1,500	17,364
Tokyo Tatemono Co., Ltd.	7,000	21,461
Tokyu Corp.	48,000	195,537
Tokyu Land Corp.	8,000	28,010
TonenGeneral Sekiyu KK	14,000	120,979
Toppan Printing Co., Ltd.	23,000	182,457
Toray Industries, Inc.	34,000	163,142
Toshiba Corp.*	581,000	2,886,534
Tosoh Corp.	7,000	18,070
TOTO Ltd.	14,000	93,249
Toyo Seikan Kaisha Ltd.	7,400	107,383
Toyo Suisan Kaisha Ltd.	2,000	47,596
Toyoda Gosei Co., Ltd.	3,300	81,781
Toyota Boshoku Corp.	600	8,758
Toyota Industries Corp.	7,400	187,802
Toyota Motor Corp.	93,100	3,201,650
Toyota Tsusho Corp.	9,800	140,336
Trend Micro, Inc.	4,500	121,318
Tsumura & Co.	1,200	36,778
Ube Industries Ltd.	47,000	111,376
Unicharm Corp.	1,800	202,704
UNY Co., Ltd.	3,600	27,337
Ushio, Inc.	2,200	33,966
USS Co., Ltd.	760	54,248
West Japan Railway Co.	50	182,770

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Yahoo! Japan Corp.	3,749	$1,489,985
Yakult Honsha Co., Ltd.	2,300	62,437
Yamada Denki Co., Ltd.	2,450	159,937
Yamaguchi Financial Group, Inc.	11,000	104,909
Yamaha Corp.	6,100	61,954
Yamaha Motor Co., Ltd.*	7,000	92,394
Yamato Holdings Co., Ltd.	11,000	145,568
Yamato Kogyo Co., Ltd.	1,400	34,837
Yamazaki Baking Co., Ltd.	7,000	94,518
Yaskawa Electric Corp.	4,000	29,628
Yokogawa Electric Corp.	9,300	57,301

		150,791,621

Luxembourg (0.6%)
ArcelorMittal S.A.	29,965	796,952
Millicom International Cellular S.A.	50,600	4,102,142
Millicom International Cellular S.A. (SDR)	2,223	179,403
SES S.A. (FDR)	11,608	241,112
Tenaris S.A.	16,932	293,855

		5,613,464

Macau (0.1%)
Sands China Ltd.*	177,733	260,895
Wynn Macau Ltd.*	182,800	299,057

		559,952

Mexico (0.1%)
America Movil S.A.B. de C.V. (ADR)	10,239	486,352
Fomento Economico Mexicano S.A.B. de C.V. (ADR)	7,687	331,694
Fresnillo plc	5,968	86,221

		904,267

Netherlands (2.5%)
Aegon N.V.*	52,679	282,204
Akzo Nobel N.V.	6,857	354,700
ASML Holding N.V.	14,920	409,725
Corio N.V. (REIT)	2,765	134,311
Delta Lloyd N.V.	1,098	18,363
European Aeronautic Defence and Space Co. N.V.*	16,273	332,054
Fugro N.V. (CVA)	3,134	143,298
Heineken Holding N.V.	4,837	176,467
Heineken N.V.	7,589	321,693
ING Groep N.V. (CVA)*	212,763	1,579,655
Koninklijke (Royal) KPN N.V.	54,980	702,031
Koninklijke Ahold N.V.	41,231	510,616
Koninklijke Boskalis Westminster N.V.	1,633	63,585
Koninklijke DSM N.V.	22,689	901,418
Koninklijke Philips Electronics N.V.	33,519	999,113
Koninklijke Vopak N.V.	1,663	61,030
QIAGEN N.V.*	9,755	188,969
Randstad Holding N.V.*	63,931	2,516,395
Reed Elsevier N.V.	64,803	714,885
Royal Dutch Shell plc, Class A	368,317	9,331,391
Royal Dutch Shell plc, Class B	90,298	2,186,234

	Number of Shares	Value (Note 1)

SBM Offshore N.V.	3,486	$49,749
TNT N.V.	13,777	347,239
Unilever N.V. (CVA)	54,977	1,498,965
Wolters Kluwer N.V.	25,619	488,857

		24,312,947

New Zealand (0.1%)
Auckland International Airport Ltd.	26,544	33,929
Contact Energy Ltd.*	9,129	35,542
Fletcher Building Ltd.	27,578	147,665
Sky City Entertainment Group Ltd.	30,510	59,468
Telecom Corp. of New Zealand Ltd.	313,335	401,962

		678,566

Norway (0.2%)
Aker Solutions ASA	3,515	40,262
DnB NOR ASA	29,802	286,765
Norsk Hydro ASA	23,316	104,917
Orkla ASA	28,204	180,538
Petroleum Geo-Services ASA*	55,450	462,841
Renewable Energy Corp. ASA*	19,768	46,440
Statoil ASA	39,469	761,235
Telenor ASA	28,700	360,430
Yara International ASA	6,550	183,276

		2,426,704

Portugal (0.1%)
Banco Comercial Portugues S.A. (Registered)	129,456	97,042
Banco Espirito Santo S.A. (Registered)	11,619	45,786
Brisa Auto-Estradas de Portugal S.A.	2,208	13,361
Cimpor Cimentos de Portugal SGPS S.A	14,207	78,951
EDP - Energias de Portugal S.A.	48,451	143,062
Galp Energia SGPS S.A., Class B	5,828	87,021
Jeronimo Martins SGPS S.A.	11,897	108,474
Portugal Telecom SGPS S.A. (Registered)	20,101	199,249

		772,946

Singapore (0.9%)
Ascendas Real Estate Investment Trust (REIT)	49,000	63,248
CapitaLand Ltd.	1,605,500	4,093,666
CapitaMall Trust (REIT)	49,000	63,773
CapitaMalls Asia Ltd.	74,032	110,202
City Developments Ltd.	23,000	181,271
ComfortDelgro Corp., Ltd.	76,000	78,718
Cosco Corp. (Singapore) Ltd.	6,000	6,297
DBS Group Holdings Ltd.	56,000	542,988
Fraser and Neave Ltd.	19,000	69,438
Genting Singapore plc*	161,677	133,897
Golden Agri-Resources Ltd.	161,576	60,474
Jardine Cycle & Carriage Ltd.	1,000	21,225
Keppel Corp., Ltd.	38,000	228,969
Keppel Land Ltd.	13,000	35,766
K-Green Trust*	7,600	5,703

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Neptune Orient Lines Ltd.*	9,000	$12,697
Olam International Ltd.	58,962	107,965
Oversea-Chinese Banking Corp., Ltd.	83,525	525,404
SembCorp Industries Ltd.	48,000	138,711
SembCorp Marine Ltd.	34,000	92,953
Singapore Airlines Ltd.	18,000	186,499
Singapore Exchange Ltd.	23,000	120,350
Singapore Press Holdings Ltd.	55,000	148,169
Singapore Technologies Engineering Ltd.	64,000	149,665
Singapore Telecommunications Ltd.	287,000	619,935
StarHub Ltd.	37,000	59,382
United Overseas Bank Ltd.	44,000	611,252
UOL Group Ltd.	18,000	48,540
Wilmar International Ltd.	52,000	212,786

		8,729,943

South Korea (0.0%)
Samsung Electronics Co., Ltd.	708	444,545

Spain (2.7%)
Abertis Infraestructuras S.A.	8,545	123,124
Acciona S.A.	1,329	100,933
Acerinox S.A.	4,743	73,529
ACS Actividades de Construccion y Servicios S.A.	4,745	173,534
Banco Bilbao Vizcaya Argentaria S.A.	562,953	5,807,696
Banco de Sabadell S.A.	26,037	117,536
Banco de Valencia S.A.	6,867	30,512
Banco Popular Espanol S.A.	23,114	117,866
Banco Santander S.A.	278,505	2,926,526
Bankinter S.A.	10,548	64,091
Criteria Caixacorp S.A.	23,315	95,426
EDP Renovaveis S.A.*	13,977	82,021
Enagas S.A.	4,010	60,265
Ferrovial S.A.	9,934	64,177
Fomento de Construcciones y Contratas S.A.	1,127	24,072
Gamesa Corp. Tecnologica S.A.*	8,171	70,125
Gas Natural SDG S.A.	10,523	151,773
Gestevision Telecinco S.A.	3,504	31,092
Grifols S.A.	4,422	45,155
Iberdrola Renovables S.A.	18,168	56,758
Iberdrola S.A.	129,403	725,656
Iberia Lineas Aereas de Espana S.A.*	27,232	77,143
Inditex S.A.	157,171	8,914,003
Indra Sistemas S.A.	1,262	20,230
Mapfre S.A.*	39,010	105,876
Mapfre S.A.*†	1,258	3,414
Red Electrica Corporacion S.A.	2,841	101,556
Repsol YPF S.A.	24,637	497,762
Telefonica S.A.	322,726	5,959,620
Zardoya Otis S.A.*	7,475	96,310
Zardoya Otis S.A.*†	373	4,806

		26,722,587

	Number of Shares	Value (Note 1)

Sweden (1.1%)
Alfa Laval AB	14,230	$183,805
Assa Abloy AB, Class B	71,044	1,416,985
Atlas Copco AB, Class A	46,790	684,989
Atlas Copco AB, Class B	16,142	213,797
Boliden AB	6,759	74,859
Electrolux AB, Class B	47,300	1,079,719
Getinge AB, Class B	7,899	152,856
Hennes & Mauritz AB, Class B	33,924	932,827
Holmen AB, Class B	1,621	38,458
Husqvarna AB, Class B	19,779	119,036
Investor AB, Class B	13,743	222,429
Kinnevik Investment AB, Class B	9,929	159,087
Modern Times Group AB, Class B	1,147	62,563
Nordea Bank AB	104,572	862,485
Ratos AB, Class B	4,995	125,330
Sandvik AB	31,742	386,380
Scania AB, Class B	13,214	201,439
Securitas AB, Class B	14,534	131,190
Skandinaviska Enskilda Banken AB, Class A	44,425	235,636
Skanska AB, Class B	11,735	169,398
SKF AB, Class B	11,651	208,705
SSAB AB, Class A	7,634	102,320
SSAB AB, Class B	5,554	66,205
Svenska Cellulosa AB, Class B	18,875	222,021
Svenska Handelsbanken AB, Class A	15,355	376,082
Swedbank AB, Class A*	23,891	219,969
Swedish Match AB	8,418	183,388
Tele2 AB, Class B	9,929	148,447
Telefonaktiebolaget LM Ericsson, Class B	97,564	1,086,258
TeliaSonera AB	70,268	451,705
Volvo AB, Class B*	33,976	373,627

		10,891,995

Switzerland (5.9%)
ABB Ltd. (Registered)*	115,104	2,000,167
Actelion Ltd. (Registered)*	3,527	131,527
Adecco S.A. (Registered)	3,538	166,932
Aryzta AG	1,832	70,300
Baloise Holding AG (Registered)	1,194	83,075
Cie Financiere Richemont S.A., Class A	16,934	589,144
Credit Suisse Group AG (Registered)	124,434	4,676,697
GAM Holding Ltd.*	4,202	45,807
Geberit AG (Registered)	1,138	176,473
Givaudan S.A. (Registered)	218	184,263
Holcim Ltd. (Registered)	16,972	1,136,057
Informa plc	127,900	673,117
Julius Baer Group Ltd.	8,316	236,763
Kuehne + Nagel International AG (Registered)	1,868	191,338
Lindt & Spruengli AG	35	76,001
Lindt & Spruengli AG (Registered)	5	122,516

See Notes to Financial Statements.

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MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Logitech International S.A. (Registered)*	3,838	$52,127
Lonza Group AG (Registered)	27,794	1,850,221
Nestle S.A. (Registered)	258,182	12,457,275
Nobel Biocare Holding AG (Registered)	2,781	47,531
Novartis AG (Registered)	167,460	8,124,563
Pargesa Holding S.A.	1,401	91,792
Roche Holding AG	31,134	4,275,433
Schindler Holding AG	3,195	267,762
SGS S.A. (Registered)	320	430,840
Sika AG	52	91,902
Sonova Holding AG	1,266	155,250
STMicroelectronics N.V.	23,614	187,068
Straumann Holding AG (Registered)	316	68,369
Swatch Group AG	19,014	5,321,308
Swatch Group AG (Registered)	2,255	115,315
Swiss Life Holding AG (Registered)*	818	78,292
Swiss Reinsurance Co., Ltd.	12,789	526,091
Swisscom AG (Registered)	806	273,061
Syngenta AG (Registered)	21,718	5,015,106
UBS AG (Registered)*	124,612	1,651,802
Xstrata plc	347,984	4,559,060
Zurich Financial Services AG	7,882	1,730,185

		57,930,530

Taiwan (0.9%)
Hon Hai Precision Industry Co., Ltd.*	1,470,000	5,162,819
HTC Corp.	222,000	2,945,313
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	47,034	459,052

		8,567,184

United Kingdom (13.4%)
3i Group plc	32,514	128,144
Admiral Group plc	6,237	130,406
Aggreko plc	7,120	148,639
AMEC plc	11,118	135,534
Anglo American plc*	44,098	1,533,007
Antofagasta plc	13,212	153,360
ARM Holdings plc	36,084	149,294
Associated British Foods plc	11,893	170,941
AstraZeneca plc	135,365	6,360,421
Autonomy Corp. plc*	163,614	4,415,648
Aviva plc	92,692	430,821
BAE Systems plc	531,128	2,467,458
Balfour Beatty plc	23,696	84,200
Barclays plc	1,736,526	6,884,496
BG Group plc	171,482	2,538,465
BHP Billiton plc	73,944	1,913,438
BP plc	1,409,772	6,770,742
British Airways plc*	30,310	87,961
British American Tobacco plc	81,188	2,570,802
British Land Co. plc (REIT)	62,458	399,260
British Sky Broadcasting Group plc	37,982	396,157
BT Group plc, Class A	259,746	496,022
Bunzl plc	10,989	109,586

	Number of Shares	Value (Note 1)

Burberry Group plc	63,403	$714,958
Cable & Wireless Worldwide plc	64,712	82,900
Cairn Energy plc*	41,883	256,249
Capita Group plc	20,877	229,054
Capital Shopping Centres Group plc (REIT)	16,532	76,264
Carnival plc	5,549	177,857
Centrica plc	235,735	1,038,087
Cobham plc	38,352	120,885
Compass Group plc	582,820	4,421,852
Diageo plc	83,831	1,313,553
Eurasian Natural Resources Corp.	84,289	1,072,138
Firstgroup plc	152,442	824,756
G4S plc	42,319	167,686
GlaxoSmithKline plc	206,910	3,506,540
Hammerson plc (REIT)	23,536	118,905
Home Retail Group plc	29,399	92,977
HSBC Holdings plc	1,280,672	11,688,742
ICAP plc	99,918	598,930
Imperial Tobacco Group plc	120,326	3,354,963
Inmarsat plc	14,605	154,743
Intercontinental Hotels Group plc	8,613	134,149
International Power plc	51,006	225,978
Invensys plc	27,024	96,528
Investec plc	19,428	130,667
ITV plc*	89,381	66,537
J Sainsbury plc	39,569	188,282
Johnson Matthey plc	7,193	159,262
Kazakhmys plc	62,270	913,628
Kingfisher plc	79,120	245,539
Land Securities Group plc (REIT)	25,330	207,772
Legal & General Group plc	196,397	228,512
Lloyds Banking Group plc*	1,305,249	1,035,619
London Stock Exchange Group plc	4,933	40,848
Lonmin plc*	5,134	107,158
Man Group plc	168,059	555,967
Marks & Spencer Group plc	503,002	2,479,061
National Grid plc	115,383	849,966
Next plc	6,613	195,693
Old Mutual plc	838,736	1,282,974
Pearson plc	27,169	355,536
Petrofac Ltd.	6,888	121,117
Prudential plc	194,891	1,460,729
Randgold Resources Ltd.	3,019	287,041
Reckitt Benckiser Group plc	81,630	3,775,926
Reed Elsevier plc	40,631	299,951
Rentokil Initial plc*	381,700	606,026
Resolution Ltd.	46,764	43,990
Rexam plc	29,378	131,832
Rio Tinto plc	128,237	5,611,627
Rolls-Royce Group plc*	856,626	7,133,579
Rolls-Royce Group plc, Class C*†(b)	53,795,610	80,376
Royal Bank of Scotland Group plc*	566,441	341,159
RSA Insurance Group plc	114,322	202,920
SABMiller plc	31,392	871,594

See Notes to Financial Statements.

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MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Sage Group plc	44,002	$150,570
Schroders plc	4,067	73,193
Scottish & Southern Energy plc	30,928	512,715
Segro plc (REIT)	17,267	65,039
Serco Group plc	16,438	143,191
Severn Trent plc	7,927	144,633
Smith & Nephew plc	29,672	279,366
Smiths Group plc	13,063	206,748
Standard Chartered plc	323,193	7,845,806
Standard Life plc	74,922	192,283
Tesco plc	1,008,683	5,679,365
Thomas Cook Group plc	277,955	733,011
Tomkins plc	30,514	102,511
Travis Perkins plc*	70,700	769,160
TUI Travel plc	336,128	1,042,714
Tullow Oil plc	29,643	441,553
Unilever plc	43,000	1,146,003
United Utilities Group plc	22,841	177,989
Vedanta Resources plc	4,570	143,805
Vodafone Group plc	5,082,231	10,531,505
Whitbread plc	5,868	122,684
WM Morrison Supermarkets plc	156,125	615,500
Wolseley plc*	9,511	185,945
WPP plc	106,691	1,003,298

		131,262,971

United States (0.0%)
Synthes, Inc.	2,396	275,511

Total Common Stocks (78.2%) (Cost $789,974,236)		764,823,126

	Number of Rights	Value (Note 1)
RIGHTS:
Norway (0.0%)
Norsk Hydro ASA, expiring 7/9/10* (Cost $—)	7,096	3,661

	Number of Warrants	Value (Note 1)
WARRANTS:
Hong Kong (0.0%)
Henderson Land Development Co., Ltd., expiring 6/1/11*	10,467	1,774

Singapore (0.0%)
Golden Agri-Resources Ltd., expiring 7/23/12*	155	11

Total Warrants (0.0%) (Cost $—)		1,785

	Principal Amount	Value (Note 1)

SHORT-TERM INVESTMENTS:
Short-Term Investment (0.2%)
BlackRock Liquidity Funds TempFund 0.16%(p)‡	$2,180,477	$2,180,477

Time Deposit (1.5%)
JPMorgan Chase Nassau 0.000%, 7/1/10	14,332,458	14,332,458

Total Short-Term Investments (1.7%) (Amortized Cost $16,512,935)		16,512,935

Total Investments (79.9%) (Cost/Amortized Cost $806,487,171)		781,341,507
Other Assets Less Liabilities (20.1%)		196,562,095

Net Assets (100%)		$977,903,602

*	Non-income producing.
†	Securities (totaling $2,732,669 or 0.3% of net assets) at fair value by management.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2010, the market value of these securities amounted to $2,819,328 or 0.3% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
‡	Affiliated company as defined under the Investment Company Act of 1940.
(p)	Yield to maturity.

Glossary:

ADR	— American Depositary Receipt
CDI	— Chess Depositary Interest
CVA	— Dutch Certification
FDR	— Finnish Depositary Receipt
GDR	— Global Depositary Receipt
PPS	— Price Protected Share
REIT	— Real Estate Investment Trust
RNC	— Risparmio Non-Convertible Savings Shares
SDR	— Swedish Certification

See Notes to Financial Statements.

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MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2010, were as follows:

Securities	Market Value December 31, 2009	Purchases at Cost	Sales at Cost	Market Value June 30, 2010	Dividend Income	Realized Gain (Loss)
BlackRock Liquidity Funds TempFund	$—	$226,118,007	$223,937,530	$2,180,477	$9,204	$—

At June 30, 2010, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2010	Unrealized Appreciation/ (Depreciation)
Dow Jones EURO Stoxx 50 Index	2,560	September-10	$85,195,086	$80,391,137	$(4,803,949)
E-Mini MSCI EAFE Index	18	September-10	1,191,889	1,183,680	(8,209)
FTSE 100 Index	675	September-10	52,533,606	49,220,697	(3,312,909)
SPI 200 Index	213	September-10	20,517,866	19,103,642	(1,414,224)
TOPIX Index	518	September-10	50,245,944	49,125,488	(1,120,456)

					$(10,659,747)

At June 30, 2010, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
European Union Euro vs. U.S. Dollar, expiring 9/15/10	JPMorgan Chase Bank	1,786	$2,184,814	$2,210,657	$(25,843)
European Union Euro vs. U.S. Dollar, expiring 9/15/10	JPMorgan Chase Bank	4,968	6,077,355	6,114,118	(36,763)
European Union Euro vs. U.S. Dollar, expiring 9/17/10	Deutsche Bank AG	12,215	14,942,853	15,048,391	(105,538)
Japanese Yen vs. U.S. Dollar, expiring 9/17/10	Credit Suisse First Boston	727,890	8,243,594	7,971,810	271,784

					$103,640

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Canadian Dollar vs. U.S. Dollar, expiring 9/15/10	JPMorgan Chase Bank	1,294	$1,260,447	$1,214,966	$45,481
Canadian Dollar vs. U.S. Dollar, expiring 9/15/10	JPMorgan Chase Bank	3,570	3,440,068	3,351,955	88,113
European Union Euro vs. U.S. Dollar, expiring 9/15/10	JPMorgan Chase Bank	5,809	6,954,825	7,106,150	(151,325)
European Union Euro vs. U.S. Dollar, expiring 9/15/10	JPMorgan Chase Bank	5,054	6,430,204	6,182,558	247,646

					$229,915

					$333,555

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

See Notes to Financial Statements.

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MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (Including Quoted Prices for Similar Securities, Interest Rates, Prepayment Speeds, Credit Risk, etc.)	Level 3 Significant Unobservable Inputs (Including the Portfolio’s Own Assumptions in Determining the Fair Value of Investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$10,836,416	$101,010,227	$—	$111,846,643
Consumer Staples	331,694	76,984,845	—	77,316,539
Energy	12,339,364	44,692,656	—	57,032,020
Financials	5,601,522	152,008,047	2,647,487	160,257,056
Health Care	11,577,627	51,247,755	—	62,825,382
Industrials	6,215,665	86,338,741	85,182	92,639,588
Information Technology	7,139,554	54,436,042	—	61,575,596
Materials	6,318,344	65,625,770	—	71,944,114
Telecommunication Services	4,588,494	36,583,407	—	41,171,901
Utilities	—	28,214,287	—	28,214,287
Forward Currency Contracts	—	653,024	—	653,024
Rights
Materials	—	3,661	—	3,661
Short-Term Investments	—	16,512,935	—	16,512,935
Warrants
Consumer Staples	—	11	—	11
Financials	—	1,774	—	1,774

Total Assets	$64,948,680	$714,313,182	$2,732,669	$781,994,531

Liabilities:
Forward Currency Contracts	$—	$(319,469)	$—	$(319,469)
Futures	(10,659,747)	—	—	(10,659,747)

Total Liabilities	$(10,659,747)	$(319,469)	$—	$(10,979,216)

Total	$54,288,933	$713,993,713	$2,732,669	$771,015,315

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities-Financials	Investments in Securities-Industrials
Balance as of 12/31/09	$—	$42,047
Total gains or losses (realized/unrealized) included in earnings	42,511	1,887
Purchases, sales, issuances, and settlements (net)	2,604,976	41,248
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Balance as of 6/30/10	$2,647,487	$85,182
The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 6/30/10.	$42,511	$2,294

See Notes to Financial Statements.

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MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

Investments in Securities- Consumer Staples
Balance as of 12/31/09	$—
Total gains or losses (realized/unrealized) included in earnings	715
Purchases, sales, issuances, and settlements (net)	(715)
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of 6/30/10	$—
The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 6/30/10.	$—

Fair Values of Derivative Instruments as of June 30, 2010:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	653,024
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	—	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$653,024

	Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	(319,469)
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	(10,659,747	)*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$(10,979,216)

* Includes cumulative appreciation/depreciation of futures contracts as reported in Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2010:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	2,407,896	—	2,407,896
Credit contracts	—	—	—	—	—
Equity contracts	—	(6,888,357)	—	—	(6,888,357)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(6,888,357)	$2,407,896	$—	$(4,480,461)

See Notes to Financial Statements.

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MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	333,555	—	333,555
Credit contracts	—	—	—	—	—
Equity contracts	—	(10,774,457)	—	—	(10,774,457)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(10,774,457)	$333,555	$—	$(10,440,902)

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $62,801,000 and futures contracts with an average notional balance of approximately $36,639,000 during the six months ended June 30, 2010.

^ This Portfolio held forward foreign currency and futures contracts to gain or reduce exposure to the financial markets.

Investment security transactions for the six months ended June 30, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$276,907,599

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$513,834,171

As of June 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$33,700,940
Aggregate gross unrealized depreciation	(94,757,235)

Net unrealized depreciation	$(61,056,295)

Federal income tax cost of investments	$842,397,802

The Portfolio has a net capital loss carryforward of $1,126,568,730 of which $154,814,122 expires in the year 2016 and $971,754,608 expires in the year 2017.

See Notes to Financial Statements.

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MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2010 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $2,180,477)	$2,180,477
Unaffiliated Issuers (Cost $804,306,694)	779,161,030
Foreign cash (Cost $181,598,612)	181,606,389
Cash held as collateral at broker	15,982,000
Dividends, interest and other receivables	3,384,303
Receivable for securities sold	3,231,928
Unrealized appreciation of forward foreign currency contracts	653,024
Receivable from Separate Accounts for Trust shares sold	113,946
Receivable from investment sub-advisor	8,568
Other assets	102,726

Total assets	986,424,391

LIABILITIES
Overdraft payable	10,869
Payable for securities purchased	5,179,449
Variation margin payable on futures contracts	971,071
Payable to Separate Accounts for Trust shares redeemed	855,358
Investment management fees payable	696,784
Unrealized depreciation of forward foreign currency contracts	319,469
Administrative fees payable	138,224
Distribution fees payable - Class B	103,494
Trustees’ fees payable	32,475
Accrued expenses	213,596

Total liabilities	8,520,789

NET ASSETS	$977,903,602

Net assets were comprised of:
Paid in capital	$2,143,394,150
Accumulated undistributed net investment income (loss)	10,389,664
Accumulated undistributed net realized gains (losses) on investments, futures and foreign currency transactions	(1,140,392,466)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	(35,487,746)

Net assets	$977,903,602

Class A
Net asset value, offering and redemption price per share, $491,832,773 / 54,182,308 shares outstanding (unlimited amount authorized: $0.001 par value)	$9 .08

Class B
Net asset value, offering and redemption price per share, $486,070,829 / 53,710,879 shares outstanding (unlimited amount authorized: $0.001 par value)	$9 .05

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2010 (Unaudited)

INVESTMENT INCOME
Dividends ($9,204 of dividend income received from affiliates) (net of $1,915,168 foreign withholding tax)	$18,117,059
Interest	7,502
Securities lending (net)	86,415

Total income	18,210,976

EXPENSES
Investment management fees	4,624,372
Administrative fees	912,785
Distribution fees - Class B	690,460
Custodian fees	100,846
Printing and mailing expenses	67,189
Professional fees	30,858
Trustees’ fees	9,575
Miscellaneous	23,799

Gross expenses	6,459,884
Less: Reimbursement from sub-advisor	(8,568)
Fees paid indirectly	(720)

Net expenses	6,450,596

NET INVESTMENT INCOME (LOSS)	11,760,380

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	33,287,292
Foreign currency transactions	(596,566)
Futures	(6,888,357)

Net realized gain (loss)	25,802,369

Change in unrealized appreciation (depreciation) on:
Securities	(197,083,740)
Foreign currency translations	259,488
Futures	(10,774,457)

Net change in unrealized appreciation (depreciation)	(207,598,709)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(181,796,340)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(170,035,960)

See Notes to Financial Statements.

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MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$11,760,380	$20,622,876
Net realized gain (loss) on investments, futures and foreign currency transactions	25,802,369	(853,920,265)
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	(207,598,709)	966,642,536

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(170,035,960)	133,345,147

DIVIDENDS:
Dividends from net investment income
Class A	—	(9,712,352)
Class B	—	(8,200,172)

TOTAL DIVIDENDS	—	(17,912,524)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 829,449 and 6,861,990 shares, respectively ]	8,418,630	54,257,731
Capital shares issued in reinvestment of dividends [ 0 and 941,168 shares, respectively ]	—	9,712,352
Capital shares repurchased [ (2,440,385) and (126,692,813) shares, respectively ]	(24,565,711)	(905,054,385)

Total Class A transactions	(16,147,081)	(841,084,302)

Class B
Capital shares sold [ 3,216,353 and 10,298,328 shares, respectively ]	32,943,757	91,193,630
Capital shares issued in reinvestment of dividends [ 0 and 796,349 shares, respectively ]	—	8,200,172
Capital shares repurchased [ (5,516,880) and (11,600,495) shares, respectively ]	(55,696,626)	(103,758,416)

Total Class B transactions	(22,752,869)	(4,364,614)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(38,899,950)	(845,448,916)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(208,935,910)	(730,016,293)
NET ASSETS:
Beginning of period	1,186,839,512	1,916,855,805

End of period (a)	$977,903,602	$1,186,839,512

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$10,389,664	$(1,370,716)

See Notes to Financial Statements.

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MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
Class A		2009	2008	2007	2006	2005
Net asset value, beginning of period	$10.62	$8.29	$16.38	$15.58	$13.03	$12.14

Income (loss) from investment operations:
Net investment income (loss)	0.11 (e)	0.14 (e)	0.28 (e)	0.21 (e)	0.11 (e)	0.14 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(1.65)	2.37	(7.90)	1.73	3.20	1.73

Total from investment operations	(1.54)	2.51	(7.62)	1.94	3.31	1.87

Less distributions:
Dividends from net investment income	—	(0.18)	(0.22)	(0.16)	(0.11)	(0.21)
Distributions from net realized gains	—	—	(0.25)	(0.98)	(0.65)	(0.77)

Total dividends and distributions	—	(0.18)	(0.47)	(1.14)	(0.76)	(0.98)

Net asset value, end of period	$9.08	$10.62	$8.29	$16.38	$15.58	$13.03

Total return (b)	(14.58)%	30.28%	(47.13)%	12.73%	25.58%	15.74%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$491,833	$592,797	$1,448,943	$2,193,441	$1,356,428	$379,616
Ratio of expenses to average net assets:
After reimbursements (a)	1.04%	0.97%	1.25%	1.23%	1.27%	1.29%
After reimbursements and fees paid indirectly (a)	1.04%	0.97%	1.25%	1.23%	1.27%	1.29%
Before reimbursements and fees paid indirectly (a)	1.04%	1.06%	1.25%	1.23%	1.28%	1.33%
Ratio of net investment income (loss) to average net assets:
After reimbursements (a)	2.25%	1.65%	2.19%	1.27%	0.78%	1.17%
After reimbursements and fees paid indirectly (a)	2.25%	1.65%	2.19%	1.27%	0.78%	1.17%
Before reimbursements and fees paid indirectly (a)	2.25%	1.56%	2.19%	1.27%	0.77%	1.13%
Portfolio turnover rate	27%	87%	56%	47%	45%	67%

See Notes to Financial Statements.

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MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
Class B		2009		2008	2007	2006	2005
Net asset value, beginning of period	$10.61	$8.28		$16.35	$15.56	$13.01	$12.12

Income (loss) from investment operations:
Net investment income (loss)	0.10 (e)	0.15	(e)	0.26 (e)	0.17 (e)	0.10 (e)	0.11 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(1.66)	2.33		(7.88)	1.72	3.17	1.72

Total from investment operations	(1.56)	2.48		(7.62)	1.89	3.27	1.83

Less distributions:
Dividends from net investment income	—	(0.15)		(0.20)	(0.12)	(0.07)	(0.17)
Distributions from net realized gains	—	—		(0.25)	(0.98)	(0.65)	(0.77)

Total dividends and distributions	—	(0.15)		(0.45)	(1.10)	(0.72)	(0.94)

Net asset value, end of period	$9.05	$10.61		$8.28	$16.35	$15.56	$13.01

Total return (b)	(14.70)%	29.99%		(47.23)%	12.39%	25.30%	15.47%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$486,071	$594,043		$467,913	$905,461	$765,683	$449,400
Ratio of expenses to average net assets:
After reimbursements (a)	1.29%	1.25%		1.49%	1.48%	1.52%	1.54%
After reimbursements and fees paid indirectly (a)	1.29%	1.25%		1.49%	1.48%	1.52%	1.54%
Before reimbursements and fees paid indirectly (a)	1.29%	1.31	%(c)	1.49%	1.48%	1.53%	1.58%
Ratio of net investment income (loss) to average net assets:
After reimbursements (a)	1.99%	1.66%		1.99%	1.08%	0.68%	0.92%
After reimbursements and fees paid indirectly (a)	1.99%	1.66%		1.99%	1.08%	0.68%	0.92%
Before reimbursements and fees paid indirectly (a)	1.99%	1.62%		1.99%	1.08%	0.67%	0.88%
Portfolio turnover rate	27%	87%		56%	47%	45%	67%

(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expense.
(e)	Net investment income is based on average shares outstanding.

See Notes to Financial Statements.

MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO (Unaudited)

Sector Weightings as of 06/30/10	% of Net Assets
Information Technology	18.3%
Financials	12.4
Health Care	11.7
Energy	10.1
Consumer Discretionary	9.4
Industrials	6.3
Consumer Staples	5.8
Telecommunication Services	3.0
Materials	2.6
Utilities	1.3
Cash and Other	19.1

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2010 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Expenses Paid During Period* 1/1/10- 6/30/10
Class A
Actual	$1,000.00	$912.50	$4.32
Hypothetical (5% average return before expenses)	1,000.00	1,020.28	4.56
Class B
Actual	1,000.00	911.40	5.50
Hypothetical (5% average return before expenses)	1,000.00	1,019.04	5.81

*   Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.91% and 1.16%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

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PORTFOLIO OF INVESTMENTS

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (9.4%)
Auto Components (0.2%)
Goodyear Tire & Rubber Co.*	4,800	$47,712
Johnson Controls, Inc.	13,500	362,745
Lear Corp.*	5,400	357,480
TRW Automotive Holdings Corp.*	7,700	212,289

		980,226

Automobiles (1.2%)
Ford Motor Co.*	141,200	1,423,296
Harley-Davidson, Inc.	4,700	104,481
Toyota Motor Corp.	169,500	5,828,998

		7,356,775

Distributors (0.0%)
Genuine Parts Co.	3,200	126,240

Diversified Consumer Services (0.0%)
Apollo Group, Inc., Class A*	2,600	110,422
DeVry, Inc.	1,300	68,237
H&R Block, Inc.	6,700	105,123

		283,782

Hotels, Restaurants & Leisure (1.2%)
Carnival Corp.	8,700	263,088
Darden Restaurants, Inc.	2,800	108,780
International Game Technology	5,900	92,630
Life Time Fitness, Inc.*	95,020	3,020,686
Marriott International, Inc., Class A	5,110	152,993
McDonald’s Corp.	21,700	1,429,379
Royal Caribbean Cruises Ltd.*	12,300	280,071
Starbucks Corp.	14,900	362,070
Starwood Hotels & Resorts Worldwide, Inc.	3,800	157,434
Vail Resorts, Inc.*	33,700	1,176,467
Wyndham Worldwide Corp.	3,600	72,504
Wynn Resorts Ltd.	1,400	106,778
Yum! Brands, Inc.	9,400	366,976

		7,589,856

Household Durables (0.4%)
D.R. Horton, Inc.	26,100	256,563
Fortune Brands, Inc.	3,100	121,458
Garmin Ltd.	24,400	711,992
Harman International Industries, Inc.*	1,400	41,846
Leggett & Platt, Inc.	2,900	58,174
Lennar Corp., Class A	3,200	44,512
Newell Rubbermaid, Inc.	5,500	80,520
NVR, Inc.*	800	524,024
Pulte Group, Inc.*	46,807	387,562
Stanley Black & Decker, Inc.	3,177	160,502
Whirlpool Corp.	1,500	131,730

		2,518,883

Internet & Catalog Retail (0.2%)
Amazon.com, Inc.*	6,900	753,894
Expedia, Inc.	4,200	78,876
Liberty Media Corp. - Interactive, Class A*	37,631	395,125

	Number of Shares	Value (Note 1)

priceline.com, Inc.*	1,000	$176,540

		1,404,435

Leisure Equipment & Products (0.0%)
Eastman Kodak Co.*	5,400	23,436
Hasbro, Inc.	2,500	102,750
Mattel, Inc.	7,300	154,468

		280,654

Media (3.8%)
Cablevision Systems Corp. - New York Group, Class A	23,600	566,636
CBS Corp., Class B	236,050	3,052,126
Comcast Corp., Class A	434,864	7,240,132
DIRECTV, Class A*	100,610	3,412,691
Discovery Communications, Inc., Class A*	5,717	204,154
DISH Network Corp., Class A	163,540	2,968,251
Gannett Co., Inc.	4,700	63,262
Interpublic Group of Cos., Inc.*	9,700	69,161
McGraw-Hill Cos., Inc.	6,300	177,282
Meredith Corp.	700	21,791
New York Times Co., Class A*	2,300	19,895
News Corp., Class A	104,400	1,248,624
Omnicom Group, Inc.	6,200	212,660
Scripps Networks Interactive, Inc., Class A	1,800	72,612
Time Warner Cable, Inc.	35,094	1,827,696
Time Warner, Inc.	52,833	1,527,402
Viacom, Inc., Class B	12,200	382,714
Walt Disney Co.	39,100	1,231,650
Washington Post Co., Class B	200	82,096

		24,380,835

Multiline Retail (0.5%)
Big Lots, Inc.*	1,600	51,344
Family Dollar Stores, Inc.	2,800	105,532
J.C. Penney Co., Inc.	4,700	100,956
Kohl’s Corp.*	6,200	294,500
Macy’s, Inc.	8,400	150,360
Nordstrom, Inc.	3,300	106,227
Sears Holdings Corp.*	1,000	64,650
Target Corp.	40,940	2,013,020

		2,886,589

Specialty Retail (1.1%)
Abercrombie & Fitch Co., Class A	1,800	55,242
AutoNation, Inc.*	1,800	35,100
AutoZone, Inc.*	600	115,932
Bed Bath & Beyond, Inc.*	5,300	196,524
Best Buy Co., Inc.	6,900	233,634
CarMax, Inc.*	4,478	89,112
GameStop Corp., Class A*	3,000	56,370
Gap, Inc.	47,800	930,188
Home Depot, Inc.	77,582	2,177,727
Limited Brands, Inc.	5,300	116,971
Lowe’s Cos., Inc.	29,600	604,432
Office Depot, Inc.*	65,900	266,236
O’Reilly Automotive, Inc.*	2,800	133,168
RadioShack Corp.	2,500	48,775
Ross Stores, Inc.	14,400	767,376
Staples, Inc.	14,600	278,130

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Tiffany & Co.	2,500	$94,775
TJX Cos., Inc.	20,000	839,000
Urban Outfitters, Inc.*	2,547	87,591

		7,126,283

Textiles, Apparel & Luxury Goods (0.8%)
Coach, Inc.	6,300	230,265
Jones Apparel Group, Inc.	33,460	530,341
NIKE, Inc., Class B	59,985	4,051,987
Polo Ralph Lauren Corp.	1,200	87,552
VF Corp.	1,800	128,124

		5,028,269

Total Consumer Discretionary		59,962,827

Consumer Staples (5.8%)
Beverages (0.8%)
Brown-Forman Corp., Class B	2,200	125,906
Coca-Cola Co.	46,500	2,330,580
Coca-Cola Enterprises, Inc.	6,400	165,504
Constellation Brands, Inc., Class A*	28,700	448,294
Dr. Pepper Snapple Group, Inc.	5,100	190,689
Molson Coors Brewing Co., Class B	3,200	135,552
PepsiCo, Inc.	32,993	2,010,923

		5,407,448

Food & Staples Retailing (1.1%)
Costco Wholesale Corp.	8,900	487,987
CVS Caremark Corp.	62,880	1,843,642
Kroger Co.	13,000	255,970
Rite Aid Corp.*	488,710	478,936
Safeway, Inc.	46,000	904,360
SUPERVALU, Inc.	4,200	45,528
Sysco Corp.	11,900	339,983
Walgreen Co.	19,800	528,660
Wal-Mart Stores, Inc.	47,100	2,264,097
Whole Foods Market, Inc.*	3,400	122,468

		7,271,631

Food Products (1.3%)
Archer-Daniels-Midland Co.	19,700	508,654
Bunge Ltd.	10,500	516,495
Campbell Soup Co.	3,800	136,154
ConAgra Foods, Inc.	19,600	457,072
Dean Foods Co.*	13,200	132,924
General Mills, Inc.	13,400	475,968
H.J. Heinz Co.	6,400	276,608
Hershey Co.	3,300	158,169
Hormel Foods Corp.	1,400	56,672
J.M. Smucker Co.	2,400	144,528
Kellogg Co.	5,100	256,530
Kraft Foods, Inc., Class A	47,600	1,332,800
McCormick & Co., Inc. (Non-Voting)	2,600	98,696
Mead Johnson Nutrition Co.	4,093	205,141
Nestle S.A. (Registered) (ADR)	29,271	1,412,033
Sara Lee Corp.	69,200	975,720
Smithfield Foods, Inc.*	31,800	473,820
Tyson Foods, Inc., Class A	22,100	362,219

		7,980,203

Household Products (1.4%)
Clorox Co.	2,800	174,048
Colgate-Palmolive Co.	27,180	2,140,697

	Number of Shares	Value (Note 1)

Kimberly-Clark Corp.	16,695	$1,012,218
Procter & Gamble Co.	89,800	5,386,204

		8,713,167

Personal Products (0.1%)
Avon Products, Inc.	8,600	227,900
Estee Lauder Cos., Inc., Class A	2,400	133,752

		361,652

Tobacco (1.1%)
Altria Group, Inc.	133,443	2,674,198
Lorillard, Inc.	3,100	223,138
Philip Morris International, Inc.	74,333	3,407,425
Reynolds American, Inc.	16,280	848,513

		7,153,274

Total Consumer Staples		36,887,375

Energy (10.1%)
Energy Equipment & Services (2.3%)
Baker Hughes, Inc.	8,663	360,121
Cameron International Corp.*	4,900	159,348
Diamond Offshore Drilling, Inc.	1,400	87,066
Ensco plc (ADR)	136,100	5,346,008
FMC Technologies, Inc.*	2,500	131,650
Halliburton Co.	18,200	446,810
Helmerich & Payne, Inc.	2,093	76,436
Nabors Industries Ltd.*	5,700	100,434
National Oilwell Varco, Inc.	8,400	277,788
Rowan Cos., Inc.*	17,300	379,562
Schlumberger Ltd.	24,100	1,333,694
Smith International, Inc.	5,000	188,250
Transocean Ltd.*	126,600	5,865,378

		14,752,545

Oil, Gas & Consumable Fuels (7.8%)
Anadarko Petroleum Corp.	9,900	357,291
Apache Corp.	8,100	681,939
Arena Resources, Inc.*	29,400	937,860
Cabot Oil & Gas Corp.	2,100	65,772
Chesapeake Energy Corp.	13,100	274,445
Chevron Corp.	55,500	3,766,230
Cimarex Energy Co.	8,200	586,956
ConocoPhillips	128,990	6,332,119
Consol Energy, Inc.	4,400	148,544
Denbury Resources, Inc.*	7,905	115,729
Devon Energy Corp.	23,700	1,443,804
El Paso Corp.	14,100	156,651
EnCana Corp.	12,700	385,318
EOG Resources, Inc.	26,537	2,610,445
Exxon Mobil Corp.#	208,676	11,909,119
Forest Oil Corp.*	13,900	380,304
Gazprom OAO (ADR)	193,700	3,643,497
Hess Corp.	51,327	2,583,801
Marathon Oil Corp.	175,595	5,459,249
Massey Energy Co.	2,000	54,700
Murphy Oil Corp.	3,900	193,245
Newfield Exploration Co.*	7,800	381,108
Nexen, Inc.	23,700	466,179
Noble Energy, Inc.	3,500	211,155
Occidental Petroleum Corp.	33,580	2,590,697
Peabody Energy Corp.	5,400	211,302
Pioneer Natural Resources Co.	2,300	136,735
QEP Resources, Inc.*	3,547	109,354

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Range Resources Corp.	3,200	$128,480
SandRidge Energy, Inc.*	283,200	1,651,056
Southwestern Energy Co.*	7,000	270,480

Spectra Energy Corp.	13,000	260,910
Sunoco, Inc.	2,300	79,971
Tesoro Corp.	2,800	32,676
Valero Energy Corp.	53,100	954,738
Williams Cos., Inc.	11,700	213,876

		49,785,735

Total Energy		64,538,280

Financials (12.4%)
Capital Markets (1.8%)
Ameriprise Financial, Inc.	5,100	184,263
Bank of New York Mellon Corp.	24,300	599,967
Blackstone Group LP	16,855	161,134
Charles Schwab Corp.	19,700	279,346
Credit Suisse Group AG (ADR)	27,740	1,038,308
E*TRADE Financial Corp.*	3,860	45,625
Federated Investors, Inc., Class B	1,700	35,207
Franklin Resources, Inc.	3,000	258,570
Goldman Sachs Group, Inc.	28,209	3,702,996
Invesco Ltd.	8,600	144,738
Janus Capital Group, Inc.	3,700	32,856
Legg Mason, Inc.	3,200	89,696
Morgan Stanley	172,818	4,011,106
Northern Trust Corp.	4,900	228,830
State Street Corp.	10,000	338,200
T. Rowe Price Group, Inc.	5,200	230,828

		11,381,670

Commercial Banks (2.7%)
BB&T Corp.	34,800	915,588
Comerica, Inc.	14,400	530,352
Fifth Third Bancorp	63,500	780,415
First Horizon National Corp.*	4,540	51,981
Huntington Bancshares, Inc./Ohio	14,400	79,776
KeyCorp	17,600	135,344
M&T Bank Corp.	1,700	144,415
Marshall & Ilsley Corp.	10,600	76,108
Mitsubishi UFJ Financial Group, Inc.	855,624	3,878,680
PNC Financial Services Group, Inc.	10,462	591,103
Regions Financial Corp.	24,000	157,920
SunTrust Banks, Inc.	10,000	233,000
U.S. Bancorp	237,400	5,305,890
Wells Fargo & Co.	171,800	4,398,080
Zions Bancorp	3,200	69,024

		17,347,676

Consumer Finance (0.3%)
American Express Co.	24,100	956,770
Capital One Financial Corp.	22,000	886,600
Discover Financial Services	10,900	152,382
SLM Corp.*	9,700	100,783

		2,096,535

Diversified Financial Services (3.7%)
Bank of America Corp.	461,720	6,634,916
Citigroup, Inc.*	448,250	1,685,420
CME Group, Inc.	1,400	394,170

	Number of Shares	Value (Note 1)

ING Groep N.V. (CVA)*	656,800	$4,876,401
IntercontinentalExchange, Inc.*	1,500	169,545
JPMorgan Chase & Co.	235,250	8,612,502

Leucadia National Corp.*	3,800	74,138
Moody’s Corp.	3,900	77,688
NASDAQ OMX Group, Inc.*	2,900	51,562
NYSE Euronext	40,228	1,111,500

		23,687,842

Insurance (3.5%)
ACE Ltd.	157,091	8,087,045
Aflac, Inc.	9,400	401,098
Allstate Corp.	10,800	310,284
American International Group, Inc.*	2,695	92,816
Aon Corp.	5,400	200,448
Assurant, Inc.	2,300	79,810
Berkshire Hathaway, Inc., Class B*	33,321	2,655,350
Chubb Corp.	6,600	330,066
Cincinnati Financial Corp.	3,200	82,784
Genworth Financial, Inc., Class A*	9,800	128,086
Hartford Financial Services Group, Inc.	8,900	196,957
Lincoln National Corp.	6,000	145,740
Loews Corp.	7,100	236,501
Marsh & McLennan Cos., Inc.	10,700	241,285
MetLife, Inc.	16,500	623,040
Principal Financial Group, Inc.	26,700	625,848
Progressive Corp.	13,500	252,720
Prudential Financial, Inc.	9,400	504,404
Torchmark Corp.	1,700	84,167
Transatlantic Holdings, Inc.	106,900	5,126,924
Travelers Cos., Inc.	25,800	1,270,650
Unum Group	6,600	143,220
XL Capital Ltd., Class A	21,900	350,619

		22,169,862

Real Estate Investment Trusts (REITs) (0.4%)
Apartment Investment & Management Co. (REIT), Class A	2,300	44,551
AvalonBay Communities, Inc. (REIT)	1,700	158,729
Boston Properties, Inc. (REIT)	2,800	199,752
Equity Residential (REIT)	5,700	237,348
HCP, Inc. (REIT)	5,900	190,275
Health Care REIT, Inc. (REIT)	2,500	105,300
Host Hotels & Resorts, Inc. (REIT)	13,158	177,370
Kimco Realty Corp. (REIT)	8,100	108,864
Plum Creek Timber Co., Inc. (REIT)	3,300	113,949
ProLogis (REIT)	9,500	96,235
Public Storage (REIT)	2,800	246,148
Simon Property Group, Inc. (REIT)	5,909	477,152
Ventas, Inc. (REIT)	3,200	150,240
Vornado Realty Trust (REIT)	3,169	231,178

		2,537,091

Real Estate Management & Development (0.0%)
CB Richard Ellis Group, Inc., Class A*	5,400	73,494

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Thrifts & Mortgage Finance (0.0%)
Hudson City Bancorp, Inc.	9,500	$116,280
People’s United Financial, Inc.	7,400	99,900

		216,180

Total Financials		79,510,350

Health Care (11.7%)
Biotechnology (3.3%)
Alexion Pharmaceuticals, Inc.*	33,745	1,727,406
Amgen, Inc.*	29,000	1,525,400
Biogen Idec, Inc.*	5,400	256,230
Celgene Corp.*	68,280	3,469,990
Cephalon, Inc.*	1,500	85,125
Genzyme Corp.*	5,400	274,158
Gilead Sciences, Inc.*	333,140	11,420,039
Talecris Biotherapeutics Holdings Corp.*	94,900	2,002,390

		20,760,738

Health Care Equipment & Supplies (1.9%)
Alcon, Inc.	12,340	1,828,665
Baxter International, Inc.	12,100	491,744
Becton, Dickinson and Co.	4,800	324,576
Boston Scientific Corp.*	30,400	176,320
C.R. Bard, Inc.	1,900	147,307
CareFusion Corp.*	3,550	80,585
DENTSPLY International, Inc.	2,900	86,739
Hospira, Inc.*	3,300	189,585
Intuitive Surgical, Inc.*	800	252,496
Inverness Medical Innovations, Inc.*	105,000	2,799,300
Medtronic, Inc.	22,300	808,821
St. Jude Medical, Inc.*	6,500	234,585
Stryker Corp.	5,700	285,342
Varian Medical Systems, Inc.*	83,348	4,357,433
Zimmer Holdings, Inc.*	4,300	232,415

		12,295,913

Health Care Providers & Services (0.9%)
Aetna, Inc.	8,600	226,868
AmerisourceBergen Corp.	5,700	180,975
Cardinal Health, Inc.	7,300	245,353
CIGNA Corp.	5,500	170,830
Community Health Systems, Inc.*	35,694	1,206,814
Coventry Health Care, Inc.*	2,900	51,272
DaVita, Inc.*	2,100	131,124
Express Scripts, Inc.*	11,200	526,624
Humana, Inc.*	3,400	155,278
Laboratory Corp. of America Holdings*	2,100	158,235
McKesson Corp.	5,400	362,664
Medco Health Solutions, Inc.*	16,400	903,312
Patterson Cos., Inc.	1,800	51,354
Quest Diagnostics, Inc.	3,000	149,310
Tenet Healthcare Corp.*	8,700	37,758
UnitedHealth Group, Inc.	23,300	661,720
WellPoint, Inc.*	8,900	435,477

		5,654,968

Health Care Technology (0.0%)
Cerner Corp.*	1,405	106,626

	Number of Shares	Value (Note 1)

Life Sciences Tools & Services (0.8%)
Life Technologies Corp.*	3,600	$170,100
Millipore Corp.*	1,200	127,980
PerkinElmer, Inc.	2,300	47,541
Thermo Fisher Scientific, Inc.*	96,400	4,728,420
Waters Corp.*	1,900	122,930

		5,196,971

Pharmaceuticals (4.8%)
Abbott Laboratories, Inc.	70,910	3,317,170
Allergan, Inc.	6,200	361,212
AstraZeneca plc (ADR)	17,500	824,775
Bristol-Myers Squibb Co.	34,524	861,028
Eli Lilly and Co.	244,300	8,184,050
Forest Laboratories, Inc.*	6,000	164,580
Johnson & Johnson	81,900	4,837,014
King Pharmaceuticals, Inc.*	5,000	37,950
Merck & Co., Inc.	86,441	3,022,842
Mylan, Inc.*	23,200	395,328
Novartis AG (ADR)	8,800	425,216
Pfizer, Inc.	274,135	3,909,165
Roche Holding AG	29,600	4,064,779
Sanofi-Aventis S.A. (ADR)	11,400	342,684
Watson Pharmaceuticals, Inc.*	2,100	85,197

		30,832,990

Total Health Care		74,848,206

Industrials (6.3%)
Aerospace & Defense (2.4%)
Boeing Co.	54,668	3,430,417
General Dynamics Corp.	7,800	456,768
Goodrich Corp.	2,500	165,625
Honeywell International, Inc.	15,400	601,062
ITT Corp.	3,700	166,204
L-3 Communications Holdings, Inc.	2,400	170,016
Lockheed Martin Corp.	58,600	4,365,700
Northrop Grumman Corp.	14,700	800,268
Precision Castparts Corp.	30,430	3,131,856
Raytheon Co.	18,200	880,698
Rockwell Collins, Inc.	3,200	170,016
United Technologies Corp.	18,900	1,226,799

		15,565,429

Air Freight & Logistics (0.3%)
C.H. Robinson Worldwide, Inc.	3,400	189,244
Expeditors International of Washington, Inc.	4,300	148,393
FedEx Corp.	6,300	441,693
United Parcel Service, Inc., Class B	20,000	1,137,800

		1,917,130

Airlines (0.1%)
Delta Air Lines, Inc.*	46,100	541,675
Southwest Airlines Co.	14,900	165,539

		707,214

Building Products (0.0%)
Masco Corp.	7,200	77,472

Commercial Services & Supplies (0.2%)
Avery Dennison Corp.	2,250	72,293
Cintas Corp.	2,650	63,521
Iron Mountain, Inc.	3,650	81,979

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Pitney Bowes, Inc.	4,150	$91,134
R.R. Donnelley & Sons Co.	4,050	66,298
Republic Services, Inc.	6,500	193,245
Stericycle, Inc.*	1,750	114,765
Waste Management, Inc.	9,700	303,513

		986,748

Construction & Engineering (0.1%)
Fluor Corp.	3,600	153,000
Jacobs Engineering Group, Inc.*	2,500	91,100
Quanta Services, Inc.*	4,200	86,730

		330,830

Electrical Equipment (0.1%)
Emerson Electric Co.	15,200	664,088
Rockwell Automation, Inc.	2,900	142,361
Roper Industries, Inc.	1,900	106,324

		912,773

Industrial Conglomerates (1.6%)
3M Co.	14,400	1,137,456
General Electric Co.	596,900	8,607,298
Textron, Inc.	16,400	278,308

		10,023,062

Machinery (1.2%)
Caterpillar, Inc.	12,600	756,882
Cummins, Inc.	4,100	267,033
Danaher Corp.	83,628	3,104,271
Deere & Co.	8,600	478,848
Dover Corp.	3,800	158,802
Eaton Corp.	3,300	215,952
Flowserve Corp.	1,200	101,760
Illinois Tool Works, Inc.	7,800	321,984
Ingersoll-Rand plc	33,200	1,145,068
PACCAR, Inc.	7,300	291,051
Pall Corp.	2,300	79,051
Parker Hannifin Corp.	10,500	582,330
Snap-On, Inc.	1,200	49,092

		7,552,124

Professional Services (0.0%)
Dun & Bradstreet Corp.	1,000	67,120
Equifax, Inc.	2,500	70,150
Robert Half International, Inc.	2,950	69,472

		206,742

Road & Rail (0.3%)
CSX Corp.	7,900	392,077
Hertz Global Holdings, Inc.*	18,100	171,226
Norfolk Southern Corp.	7,500	397,875
Ryder System, Inc.	1,100	44,253
Union Pacific Corp.	10,200	709,002

		1,714,433

Trading Companies & Distributors (0.0%)
Fastenal Co.	2,600	130,494
W.W. Grainger, Inc.	1,300	129,285

		259,779

Total Industrials		40,253,736

	Number of Shares	Value (Note 1)

Information Technology (18.3%)
Communications Equipment (2.2%)
Cisco Systems, Inc.*	255,330	$5,441,082
Harris Corp.	2,600	108,290
JDS Uniphase Corp.*	4,500	44,280
Juniper Networks, Inc.*	76,310	1,741,394
Motorola, Inc.*	174,600	1,138,392
Nokia Oyj (ADR)	36,300	295,845
QUALCOMM, Inc.	102,041	3,351,027
Research In Motion Ltd.*	42,404	2,088,821
Tellabs, Inc.	7,700	49,203

		14,258,334

Computers & Peripherals (3.6%)
Apple, Inc.*	29,997	7,545,145
Dell, Inc.*	664,320	8,011,699
EMC Corp.*	41,300	755,790
Hewlett-Packard Co.	80,300	3,475,384
Lexmark International, Inc., Class A*	1,600	52,848
NCR Corp.*	184,000	2,230,080
NetApp, Inc.*	6,900	257,439
QLogic Corp.*	2,200	36,564
SanDisk Corp.*	4,600	193,522
Seagate Technology*	23,600	307,744
Teradata Corp.*	3,300	100,584
Western Digital Corp.*	4,600	138,736

		23,105,535

Electronic Equipment, Instruments & Components (1.1%)
Agilent Technologies, Inc.*	7,000	199,010
Amphenol Corp., Class A	59,735	2,346,391
Corning, Inc.	209,762	3,387,656
FLIR Systems, Inc.*	3,000	87,270
Jabil Circuit, Inc.	3,800	50,540
Molex, Inc.	2,700	49,248
Tyco Electronics Ltd.	29,300	743,634

		6,863,749

Internet Software & Services (1.7%)
Akamai Technologies, Inc.*	3,400	137,938
AOL, Inc.*	7,700	160,083
eBay, Inc.*	107,181	2,101,819
Google, Inc., Class A*	16,031	7,132,993
Monster Worldwide, Inc.*	2,450	28,543
VeriSign, Inc.*	3,600	95,580
Yahoo!, Inc.*	74,615	1,031,926

		10,688,882

IT Services (4.3%)
Accenture plc, Class A	13,300	514,045
Amdocs Ltd.*	168,620	4,527,447
Automatic Data Processing, Inc.	10,200	410,652
Cognizant Technology Solutions Corp., Class A*	6,000	300,360
Computer Sciences Corp.	104,530	4,729,983
Fidelity National Information Services, Inc.	6,600	177,012
Fiserv, Inc.*	146,000	6,666,360
International Business Machines Corp.	64,515	7,966,312
Mastercard, Inc., Class A	2,000	399,060

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Paychex, Inc.	6,400	$166,208
SAIC, Inc.*	6,100	102,114
Total System Services, Inc.	3,900	53,040
Visa, Inc., Class A	13,000	919,750
Western Union Co.	50,767	756,936

		27,689,279

Office Electronics (0.1%)
Xerox Corp.	27,179	218,519

Semiconductors & Semiconductor Equipment (1.8%)
Advanced Micro Devices, Inc.*	11,300	82,716
Altera Corp.	5,900	146,379
Analog Devices, Inc.	6,000	167,160
Applied Materials, Inc.	27,000	324,540
Broadcom Corp., Class A	8,700	286,839
First Solar, Inc.*	1,000	113,830
Intel Corp.	152,900	2,973,905
KLA-Tencor Corp.	3,400	94,792
Linear Technology Corp.	4,500	125,145
LSI Corp.*	13,200	60,720
MEMC Electronic Materials, Inc.*	276,804	2,734,824
Microchip Technology, Inc.	3,700	102,638
Micron Technology, Inc.*	17,100	145,179
National Semiconductor Corp.	4,700	63,262
Novellus Systems, Inc.*	1,900	48,184
NVIDIA Corp.*	11,100	113,331
ON Semiconductor Corp.*	245,272	1,564,835
Teradyne, Inc.*	24,000	234,000
Texas Instruments, Inc.	92,615	2,156,077
Xilinx, Inc.	5,500	138,930

		11,677,286

Software (3.5%)
Adobe Systems, Inc.*	131,200	3,467,616
ANSYS, Inc.*	50,830	2,062,173
Autodesk, Inc.*	4,600	112,056
BMC Software, Inc.*	3,700	128,131
CA, Inc.	7,900	145,360
Citrix Systems, Inc.*	3,700	156,251
Compuware Corp.*	4,500	35,910
Electronic Arts, Inc.*	6,500	93,600
Intuit, Inc.*	6,300	219,051
McAfee, Inc.*	3,200	98,304
Microsoft Corp.	477,367	10,984,215
Novell, Inc.*	7,000	39,760
Oracle Corp.	209,161	4,488,595
Red Hat, Inc.*	3,800	109,972
Salesforce.com, Inc.*	2,200	188,804
Symantec Corp.*	16,200	224,856

		22,554,654

Total Information Technology		117,056,238

Materials (2.6%)
Chemicals (1.4%)
Air Products & Chemicals, Inc.	4,300	278,683
Airgas, Inc.	1,700	105,740
CF Industries Holdings, Inc.	1,400	88,830
Dow Chemical Co.	23,100	547,932

	Number of Shares	Value (Note 1)

E.I. du Pont de Nemours & Co.	24,900	$861,291
Eastman Chemical Co.	1,500	80,040
Ecolab, Inc.	4,800	215,568
FMC Corp.	1,500	86,145
Huntsman Corp.	9,500	82,365
International Flavors & Fragrances, Inc.	1,600	67,872
Monsanto Co.	107,500	4,968,650
PPG Industries, Inc.	3,400	205,394
Praxair, Inc.	6,200	471,138
Sherwin-Williams Co.	1,900	131,461
Sigma-Aldrich Corp.	2,500	124,575
Syngenta AG (ADR)	15,961	731,812

		9,047,496

Construction Materials (0.0%)
Vulcan Materials Co.	2,500	109,575

Containers & Packaging (0.1%)
Ball Corp.	1,900	100,377
Bemis Co., Inc.	2,200	59,400
Owens-Illinois, Inc.*	3,400	89,930
Pactiv Corp.*	2,600	72,410
Sealed Air Corp.	3,200	63,104

		385,221

Metals & Mining (1.0%)
AK Steel Holding Corp.	2,200	26,224
Alcoa, Inc.	20,500	206,230
Allegheny Technologies, Inc.	2,000	88,380
Cliffs Natural Resources, Inc.	2,700	127,332
Freeport-McMoRan Copper & Gold, Inc.	23,200	1,371,816
Newmont Mining Corp.	9,900	611,226
Nucor Corp.	6,300	241,164
Reliance Steel & Aluminum Co.	7,900	285,585
Steel Dynamics, Inc.	23,000	303,370
Titanium Metals Corp.*	1,700	29,903
United States Steel Corp.	83,800	3,230,490

		6,521,720

Paper & Forest Products (0.1%)
International Paper Co.	8,700	196,881
MeadWestvaco Corp.	3,400	75,480
Weyerhaeuser Co.	4,300	151,360

		423,721

Total Materials		16,487,733

Telecommunication Services (3.0%)
Diversified Telecommunication Services (1.7%)
AT&T, Inc.	303,100	7,331,989
CenturyLink, Inc.	6,035	201,026
Frontier Communications Corp.	6,200	44,082
Level 3 Communications, Inc.*	1,452,300	1,583,007
Qwest Communications International, Inc.	29,900	156,975
Verizon Communications, Inc.	57,100	1,599,942
Windstream Corp.	9,200	97,152

		11,014,173

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Wireless Telecommunication Services (1.3%)
American Tower Corp., Class A*	8,100	$360,450
China Mobile Ltd.	553,600	5,517,446
Leap Wireless International, Inc.*	82,453	1,070,240
MetroPCS Communications, Inc.*	5,200	42,588
Sprint Nextel Corp.*	226,100	958,664
Vodafone Group plc (ADR)	29,800	615,966

		8,565,354

Total Telecommunication Services		19,579,527

Utilities (1.3%)
Electric Utilities (0.6%)
Allegheny Energy, Inc.	3,400	70,312
American Electric Power Co., Inc.	9,600	310,080
Duke Energy Corp.	26,300	420,800
Edison International	6,500	206,180
Entergy Corp.	3,800	272,156
Exelon Corp.	13,300	505,001
FirstEnergy Corp.	6,100	214,903
NextEra Energy, Inc.	8,300	404,708
Northeast Utilities	3,500	89,180
Pepco Holdings, Inc.	17,700	277,536
Pinnacle West Capital Corp.	2,100	76,356
PPL Corp.	7,500	187,125
Progress Energy, Inc.	5,700	223,554
Southern Co.	16,500	549,120

		3,807,011

Gas Utilities (0.0%)
EQT Corp.	2,900	104,806
Nicor, Inc.	900	36,450
ONEOK, Inc.	2,076	89,787

		231,043

Independent Power Producers & Energy Traders (0.1%)
AES Corp.*	13,400	123,816
Constellation Energy Group, Inc.	16,700	538,575
NRG Energy, Inc.*	5,228	110,886

		773,277

Multi-Utilities (0.6%)
Ameren Corp.	4,700	111,719
CenterPoint Energy, Inc.	7,900	103,964
CMS Energy Corp.	30,675	449,389
Consolidated Edison, Inc.	5,700	245,670
Dominion Resources, Inc.	12,100	468,754
DTE Energy Co.	3,300	150,513
Integrys Energy Group, Inc.	1,500	65,610
NiSource, Inc.	37,500	543,750
PG&E Corp.	7,500	308,250
Public Service Enterprise Group, Inc.	10,200	319,566
SCANA Corp.	2,200	78,672

	Number of Shares	Value (Note 1)

Sempra Energy	5,000	$233,950
TECO Energy, Inc.	4,300	64,801
Wisconsin Energy Corp.	2,400	121,776
Xcel Energy, Inc.	9,200	189,611

		3,455,995

Total Utilities		8,267,326

Total Common Stocks (80.9%) (Cost $514,343,130)		517,391,598

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (1.5%)
U.S. Treasury Bills 0.17%, 11/4/10 #(p)	$9,872,000	9,866,057

Time Deposit (17.9%)
JPMorgan Chase Nassau
0.000%, 7/1/10	114,167,377	114,167,377

Total Short-Term Investments (19.4%) (Cost/Amortized Cost $124,032,403)		124,033,434

Total Investments (100.3%) (Cost/Amortized Cost $638,375,533)		641,425,032
Other Assets Less Liabilities (-0.3%)		(2,159,767)

Net Assets (100%)		$639,265,265

*	Non-income producing.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $12,148,853.
(p)	Yield to maturity.

Glossary:

ADR	— American Depositary Receipt
CVA	— Dutch Certification

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

At June 30, 2010, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2010	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index	2,288	September-10	$124,213,986	$117,443,040	$(6,770,946)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including Quoted Prices for Similar Securities, Interest Rates, Prepayment Speeds, Credit Risk, etc.)	Level 3 Significant Unobservable Inputs (Including the Portfolio’s Own Assumptions in Determining the Fair Value of Investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$54,133,829	$5,828,998	$—	$59,962,827
Consumer Staples	36,887,375	—	—	36,887,375
Energy	64,538,280	—	—	64,538,280
Financials	70,755,269	8,755,081	—	79,510,350
Health Care	70,783,427	4,064,779	—	74,848,206
Industrials	40,253,736	—	—	40,253,736
Information Technology	117,056,238	—	—	117,056,238
Materials	16,487,733	—	—	16,487,733
Telecommunication Services	14,062,081	5,517,446	—	19,579,527
Utilities	8,267,326	—	—	8,267,326
Short-Term Investments	—	124,033,434	—	124,033,434

Total Assets	$493,225,294	$148,199,738	$—	$641,425,032

Liabilities:
Futures	$(6,770,946)	$—	$—	$(6,770,946)

Total Liabilities	$(6,770,946)	$—	$—	$(6,770,946)

Total	$486,454,348	$148,199,738	$—	$634,654,086

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2010:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$–	*
Foreign exchange contracts	Receivables	–
Credit contracts	Receivables	–
Equity contracts	Receivables, Net Assets - Unrealized appreciation	–	*
Commodity contracts	Receivables	–
Other contracts	Receivables	–

Total		$–

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$–	*
Foreign exchange contracts	Payables	–
Credit contracts	Payables	–
Equity contracts	Payables, Net Assets - Unrealized depreciation	(6,770,946	)*
Commodity contracts	Payables	–
Other contracts	Payables	–

Total		$(6,770,946)

* Includes cumulative appreciation/depreciation of futures contracts as reported in Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2010:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	(8,629,227)	—	—	(8,629,227)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(8,629,227)	$—	$—	$(8,629,227)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	(6,818,392)	—	—	(6,818,392)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(6,818,392)	$—	$—	$(6,818,392)

The Portfolio held futures contracts with an average notional balance of approximately $29,738,000 during the six months ended June 30, 2010.

^ This Portfolio held futures contracts to gain or reduce exposure to the financial markets.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

Investment security transactions for the six months ended June 30, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$176,627,451

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$307,704,183

As of June 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$32,655,147
Aggregate gross unrealized depreciation	(47,115,557)

Net unrealized depreciation	$(14,460,410)

Federal income tax cost of investments	$655,885,442

For the six months ended June 30, 2010, the Portfolio incurred approximately $1,608 as brokerage commissions with Sanford C. Bernstein & Co., Inc. and $1,066 with Williams Capital Group, affiliated broker/dealers.

The Portfolio has a net capital loss carryforward of $403,669,944 of which $105,713,400 expires in the year 2016, and $297,956,544 expires in the year 2017.

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2010 (Unaudited)

ASSETS
Investments at value (Cost $638,375,533)	$641,425,032
Foreign cash (Cost $53,911)	54,000
Receivable for securities sold	4,873,442
Dividends, interest and other receivables	484,244
Receivable from Separate Accounts for Trust shares sold	84,092
Other assets	4,199

Total assets	646,925,009

LIABILITIES
Overdraft payable	53,788
Payable for securities purchased	5,790,717
Variation margin payable on futures contracts	995,280
Investment management fees payable	389,086
Payable to Separate Accounts for Trust shares redeemed	203,709
Administrative fees payable	96,731
Distribution fees payable - Class B	30,557
Trustees’ fees payable	12,265
Accrued expenses	87,611

Total liabilities	7,659,744

NET ASSETS	$639,265,265

Net assets were comprised of:
Paid in capital	$1,017,633,598
Accumulated undistributed net investment income (loss)	2,602,117
Accumulated undistributed net realized gains (losses) on investments, futures and foreign currency transactions	(377,248,872)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	(3,721,578)

Net assets	$639,265,265

Class A
Net asset value, offering and redemption price per share, $498,714,900 / 59,789,983 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.34

Class B
Net asset value, offering and redemption price per share, $140,550,365 / 16,865,955 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.33

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2010 (Unaudited)

INVESTMENT INCOME
Dividends (net of $54,526 foreign withholding tax)	$5,811,410
Interest	51,063
Securities lending (net)	16,110

Total income	5,878,583

EXPENSES
Investment management fees	2,495,274
Administrative fees	615,465
Distribution fees - Class B	198,946
Custodian fees	52,102
Printing and mailing expenses	42,958
Professional fees	27,934
Trustees’ fees	5,997
Miscellaneous	12,856

Gross expenses	3,451,532
Less: Fees paid indirectly	(10,302)

Net expenses	3,441,230

NET INVESTMENT INCOME (LOSS)	2,437,353

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	52,620,465
Foreign currency transactions	(12,812)
Futures	(8,629,227)

Net realized gain (loss)	43,978,426

Change in unrealized appreciation (depreciation) on:
Securities	(101,265,451)
Foreign currency translations	(253)
Futures	(6,818,392)

Net change in unrealized appreciation (depreciation)	(108,084,096)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(64,105,670)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(61,668,317)

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,437,353	$10,239,324
Net realized gain (loss) on investments, futures and foreign currency transactions	43,978,426	(262,920,740)
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	(108,084,096)	396,692,795

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(61,668,317)	144,011,379

DIVIDENDS:
Dividends from net investment income
Class A	—	(8,111,150)
Class B	—	(1,910,113)

TOTAL DIVIDENDS	—	(10,021,263)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 1,164,232 and 10,160,542 shares, respectively ]	10,740,815	70,545,616
Capital shares issued in reinvestment of dividends [ 0 and 899,409 shares, respectively ]	—	8,111,150
Capital shares repurchased [ (2,078,543) and (59,862,128) shares, respectively ]	(18,991,887)	(386,878,494)

Total Class A transactions	(8,251,072)	(308,221,728)

Class B
Capital shares sold [ 1,695,576 and 4,046,714 shares, respectively ]	15,733,936	31,985,371
Capital shares issued in reinvestment of dividends [ 0 and 211,717 shares, respectively ]	—	1,910,113
Capital shares repurchased [ (2,075,452) and (3,674,557) shares, respectively ]	(19,050,158)	(27,997,649)

Total Class B transactions	(3,316,222)	5,897,835

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(11,567,294)	(302,323,893)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(73,235,611)	(168,333,777)
NET ASSETS:
Beginning of period	712,500,876	880,834,653

End of period (a)	$639,265,265	$712,500,876

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$2,602,117	$164,764

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
Class A		2009	2008	2007	2006	2005
Net asset value, beginning of period	$9.14	$6.98	$11.66	$11.96	$10.79	$10.37

Income (loss) from investment operations:
Net investment income (loss)	0.03 (e)	0.12 (e)	0.08 (e)	0.09 (e)	0.08 (e)	0.06 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(0.83)	2.18	(4.67)	0.52	1.40	0.67

Total from investment operations	(0.80)	2.30	(4.59)	0.61	1.48	0.73

Less distributions:
Dividends from net investment income	—	(0.14)	(0.07)	(0.08)	(0.07)	(0.03)
Distributions from net realized gains	—	—	(0.02)	(0.83)	(0.24)	(0.28)

Total dividends and distributions	—	(0.14)	(0.09)	(0.91)	(0.31)	(0.31)

Net asset value, end of period	$8.34	$9.14	$6.98	$11.66	$11.96	$10.79

Total return (b)	(8.75)%	32.92%	(39.40)%	5.22%	13.84%	7.07%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$498,715	$554,828	$764,481	$842,193	$598,068	$309,162
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.91%	0.92%	1.10%	1.10%	1.10%	1.10%
After waivers, reimbursements and fees paid indirectly (a)	0.91%	0.81%	1.09%	1.09%	1.08%	1.08%
Before waivers, reimbursements and fees paid indirectly (a)	0.91%	0.92%	1.10%	1.10%	1.10%	1.15%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.74%	1.42%	0.86%	0.74%	0.73%	0.52%
After waivers, reimbursements and fees paid indirectly (a)	0.74%	1.54%	0.86%	0.74%	0.75%	0.54%
Before waivers, reimbursements and fees paid indirectly (a)	0.74%	1.42%	0.86%	0.74%	0.72%	0.47%
Portfolio turnover rate	27%	85%	50%	51%	49%	39%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
Class B		2009		2008	2007	2006	2005
Net asset value, beginning of period	$9.14	$6.98		$11.67	$11.96	$10.79	$10.38

Income (loss) from investment operations:
Net investment income (loss)	0.02 (e)	0.09	(e)	0.06 (e)	0.06 (e)	0.06 (e)	0.03 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(0.83)	2.18		(4.68)	0.53	1.39	0.66

Total from investment operations	(0.81)	2.27		(4.62)	0.59	1.45	0.69

Less distributions:
Dividends from net investment income	—	(0.11)		(0.05)	(0.05)	(0.04)	— #
Distributions from net realized gains	—	—		(0.02)	(0.83)	(0.24)	(0.28)

Total dividends and distributions	—	(0.11)		(0.07)	(0.88)	(0.28)	(0.28)

Net asset value, end of period	$8.33	$9.14		$6.98	$11.67	$11.96	$10.79

Total return (b)	(8.86)%	32.58%		(39.61)%	5.05%	13.56%	6.70%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$140,550	$157,673		$116,354	$215,406	$208,296	$185,408
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.16%	1.17	%(c)	1.35%	1.35%	1.35%	1.35%
After waivers, reimbursements and fees paid indirectly (a)	1.16%	1.10%		1.34%	1.34%	1.33%	1.33%
Before waivers, reimbursements and fees paid indirectly (a)	1.16%	1.17	%(c)	1.35%	1.35%	1.35%	1.40%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.49%	1.14%		0.58%	0.49%	0.47%	0.27%
After waivers, reimbursements and fees paid indirectly (a)	0.49%	1.22%		0.59%	0.50%	0.49%	0.29%
Before waivers, reimbursements and fees paid indirectly (a)	0.49%	1.14%		0.58%	0.49%	0.47%	0.22%
Portfolio turnover rate	27%	85%		50%	51%	49%	39%

#	Per share amount is less than $0.01.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expense.
(e)	Net investment income is based on average shares outstanding.

See Notes to Financial Statements.

MULTIMANAGER LARGE CAP GROWTH PORTFOLIO (Unaudited)

Sector Weightings as of 06/30/10	% of Net Assets
Information Technology	37.7%
Consumer Discretionary	17.0
Health Care	12.4
Industrials	8.8
Energy	7.2
Consumer Staples	6.9
Financials	4.6
Materials	3.0
Telecommunication Services	0.7
Utilities	0.1
Cash and Other	1.6

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2010 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Expenses Paid During Period* 1/1/10 - 6/30/10
Class A
Actual	$1,000.00	$951.00	$4.93
Hypothetical (5% average return before expenses)	1,000.00	1,019.74	5.11
Class B
Actual	1,000.00	950.00	6.14
Hypothetical (5% average return before expenses)	1,000.00	1,018.50	6.36

*   Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 1.02% and 1.27%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

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PORTFOLIO OF INVESTMENTS

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (17.0%)
Auto Components (0.3%)
Autoliv, Inc.*	600	$28,710
BorgWarner, Inc.*	2,400	89,616
Federal-Mogul Corp.*	100	1,302
Gentex Corp.	3,200	57,536
Goodyear Tire & Rubber Co.*	5,300	52,682
Johnson Controls, Inc.	13,800	370,806
Lear Corp.*	300	19,860
TRW Automotive Holdings Corp.*	1,200	33,084

		653,596

Automobiles (0.4%)
Ford Motor Co.*	72,400	729,792
Harley-Davidson, Inc.	5,100	113,373
Thor Industries, Inc.	700	16,625

		859,790

Distributors (0.0%)
LKQ Corp.*	3,100	59,768

Diversified Consumer Services (0.2%)
Apollo Group, Inc., Class A*	2,778	117,982
Career Education Corp.*	1,400	32,228
DeVry, Inc.	1,400	73,486
Education Management Corp.*	700	10,675
H&R Block, Inc.	3,000	47,070
Hillenbrand, Inc.	1,400	29,946
ITT Educational Services, Inc.*	800	66,416
Strayer Education, Inc.	340	70,682
Weight Watchers International, Inc.	700	17,983

		466,468

Hotels, Restaurants & Leisure (3.2%)
Bally Technologies, Inc.*	1,200	38,868
Brinker International, Inc.	2,400	34,704
Burger King Holdings, Inc.	2,200	37,048
Carnival Corp.	10,900	329,616
Chipotle Mexican Grill, Inc.*	22,600	3,091,906
Choice Hotels International, Inc.	200	6,042
Darden Restaurants, Inc.	3,000	116,550
International Game Technology	6,500	102,050
International Speedway Corp., Class A	200	5,152
Las Vegas Sands Corp.*	6,900	152,766
Marriott International, Inc., Class A	18,983	568,351
McDonald’s Corp.	23,455	1,544,981
MGM MIRAGE*	14,100	135,924
Panera Bread Co., Class A*	700	52,703
Royal Caribbean Cruises Ltd.*	1,000	22,770
Starbucks Corp.	30,700	746,010
Starwood Hotels & Resorts Worldwide, Inc.	7,800	323,154
Wendy’s/Arby’s Group, Inc., Class A	3,500	14,000
WMS Industries, Inc.*	1,200	47,100
Wynn Resorts Ltd.	1,600	122,032
Yum! Brands, Inc.	10,144	396,022

		7,887,749

	Number of Shares	Value (Note 1)

Household Durables (0.1%)
Fortune Brands, Inc.	400	$15,672
Garmin Ltd.	200	5,836
Harman International Industries, Inc.*	800	23,912
Leggett & Platt, Inc.	2,000	40,120
Mohawk Industries, Inc.*	100	4,576
NVR, Inc.*	112	73,363
Tempur-Pedic International, Inc.*	1,600	49,200
Tupperware Brands Corp.	1,400	55,790
Whirlpool Corp.	700	61,474

		329,943

Internet & Catalog Retail (2.7%)
Amazon.com, Inc.*	20,203	2,207,380
Expedia, Inc.	1,800	33,804
Liberty Media Corp. - Interactive, Class A*	18,200	191,100
Netflix, Inc.*	36,200	3,933,130
priceline.com, Inc.*	1,065	188,015

		6,553,429

Leisure Equipment & Products (0.1%)
Hasbro, Inc.	2,800	115,080
Mattel, Inc.	4,600	97,336

		212,416

Media (1.6%)
CBS Corp., Class B	1,800	23,274
DIRECTV, Class A*	19,237	652,519
Discovery Communications, Inc., Class A*	4,500	160,695
DreamWorks Animation SKG, Inc., Class A*	1,600	45,680
Interactive Data Corp.	700	23,366
Interpublic Group of Cos., Inc.*	10,600	75,578
John Wiley & Sons, Inc., Class A	900	34,803
Lamar Advertising Co., Class A*	300	7,356
Madison Square Garden, Inc., Class A*	400	7,868
McGraw-Hill Cos., Inc.	4,800	135,072
Meredith Corp.	300	9,339
Morningstar, Inc.*	400	17,008
News Corp., Class A	10,400	124,384
Omnicom Group, Inc.	5,400	185,220
Regal Entertainment Group, Class A	400	5,216
Scripps Networks Interactive, Inc., Class A	1,900	76,646
Sirius XM Radio, Inc.*	84,400	80,138
Thomson Reuters Corp.	2,600	93,158
Time Warner, Inc.	5,100	147,441
Viacom, Inc., Class B	21,750	682,297
Walt Disney Co.	41,500	1,307,250

		3,894,308

Multiline Retail (1.4%)
Big Lots, Inc.*	1,800	57,762
Dollar General Corp.*	1,500	41,325
Dollar Tree, Inc.*	2,850	118,645
Family Dollar Stores, Inc.	2,900	109,301
J.C. Penney Co., Inc.	1,700	36,516
Kohl’s Corp.*	24,960	1,185,600

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Macy’s, Inc.	900	$16,110
Nordstrom, Inc.	3,600	115,884
Target Corp.	35,827	1,761,614

		3,442,757

Specialty Retail (4.7%)
Aaron’s, Inc.	850	14,510
Abercrombie & Fitch Co., Class A	1,500	46,035
Advance Auto Parts, Inc.	2,000	100,360
Aeropostale, Inc.*	2,100	60,144
American Eagle Outfitters, Inc.	1,100	12,925
AutoNation, Inc.*	500	9,750
AutoZone, Inc.*	600	115,932
Bed Bath & Beyond, Inc.*	12,340	457,567
Best Buy Co., Inc.	7,500	253,950
CarMax, Inc.*	4,900	97,510
Chico’s FAS, Inc.	3,700	36,556
Dick’s Sporting Goods, Inc.*	2,000	49,780
Gap, Inc.	8,900	173,194
Guess?, Inc.	1,300	40,612
Home Depot, Inc.	36,800	1,032,976
J. Crew Group, Inc.*	83,500	3,073,635
Limited Brands, Inc.	5,800	128,006
Lowe’s Cos., Inc.	40,800	833,136
Office Depot, Inc.*	1,200	4,848
O’Reilly Automotive, Inc.*	7,000	332,920
PetSmart, Inc.	2,600	78,442
Ross Stores, Inc.	2,700	143,883
Staples, Inc.	15,900	302,895
Tiffany & Co.	2,800	106,148
TJX Cos., Inc.	8,900	373,355
Tractor Supply Co.	800	48,776
Urban Outfitters, Inc.*	103,000	3,542,170
Williams-Sonoma, Inc.	2,100	52,122

		11,522,137

Textiles, Apparel & Luxury Goods (2.3%)
Coach, Inc.	6,600	241,230
Fossil, Inc.*	1,100	38,170
Hanesbrands, Inc.*	2,200	52,932
NIKE, Inc., Class B	21,778	1,471,104
Phillips-Van Heusen Corp.	1,200	55,524
Polo Ralph Lauren Corp.	1,200	87,552
Under Armour, Inc., Class A*	112,500	3,727,125

		5,673,637

Total Consumer Discretionary		41,555,998

Consumer Staples (6.9%)
Beverages (1.9%)
Brown-Forman Corp., Class B	1,700	97,291
Coca-Cola Co.	34,283	1,718,264
Coca-Cola Enterprises, Inc.	4,200	108,612
Dr. Pepper Snapple Group, Inc.	1,600	59,824
Hansen Natural Corp.*	1,200	46,932
PepsiCo, Inc.	44,341	2,702,584

		4,733,507

Food & Staples Retailing (2.7%)
BJ’s Wholesale Club, Inc.*	200	7,402
Costco Wholesale Corp.	9,679	530,699
CVS Caremark Corp.	3,249	95,261
Kroger Co.	800	15,752
Sysco Corp.	12,798	365,639

	Number of Shares	Value (Note 1)

Walgreen Co.	19,376	$517,339
Wal-Mart Stores, Inc.	42,411	2,038,697
Whole Foods Market, Inc.*	84,700	3,050,894

		6,621,683

Food Products (0.5%)
Campbell Soup Co.	2,400	85,992
ConAgra Foods, Inc.	1,000	23,320
Flowers Foods, Inc.	600	14,658
General Mills, Inc.	8,600	305,472
Green Mountain Coffee Roasters, Inc.*	2,400	61,680
H.J. Heinz Co.	2,800	121,016
Hershey Co.	2,000	95,860
Kellogg Co.	5,000	251,500
McCormick & Co., Inc. (Non-Voting)	1,400	53,144
Mead Johnson Nutrition Co.	619	31,024
Sara Lee Corp.	10,200	143,820

		1,187,486

Household Products (0.8%)
Church & Dwight Co., Inc.	1,600	100,336
Clorox Co.	2,900	180,264
Colgate-Palmolive Co.	8,898	700,807
Kimberly-Clark Corp.	7,126	432,049
Procter & Gamble Co.	7,450	446,851

		1,860,307

Personal Products (0.2%)
Alberto-Culver Co.	400	10,836
Avon Products, Inc.	9,300	246,450
Estee Lauder Cos., Inc., Class A	2,500	139,325
Herbalife Ltd.	1,400	64,470

		461,081

Tobacco (0.8%)
Altria Group, Inc.	26,407	529,196
Philip Morris International, Inc.	34,019	1,559,431

		2,088,627

Total Consumer Staples		16,952,691

Energy (7.2%)
Energy Equipment & Services (2.2%)
Atwood Oceanics, Inc.*	200	5,104
Baker Hughes, Inc.	2,600	108,082
Cameron International Corp.*	3,000	97,560
Core Laboratories N.V.	500	73,805
Diamond Offshore Drilling, Inc.	500	31,095
Dresser-Rand Group, Inc.*	1,800	56,790
Exterran Holdings, Inc.*	100	2,581
FMC Technologies, Inc.*	2,600	136,916
Halliburton Co.	51,800	1,271,690
Nabors Industries Ltd.*	2,500	44,050
National Oilwell Varco, Inc.	25,900	856,513
Oil States International, Inc.*	100	3,958
Pride International, Inc.*	1,800	40,212
Rowan Cos., Inc.*	500	10,970
Schlumberger Ltd.	35,304	1,953,723
Superior Energy Services, Inc.*	100	1,867
Weatherford International Ltd.*	58,850	773,289

		5,468,205

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Oil, Gas & Consumable Fuels (5.0%)
Alpha Natural Resources, Inc.*	392	$13,277
Arch Coal, Inc.	2,500	49,525
Atlas Energy, Inc.*	1,200	32,484
Chevron Corp.	2,300	156,078
Cimarex Energy Co.	1,800	128,844
Concho Resources, Inc.*	2,000	110,660
ConocoPhillips	12,400	608,716
Consol Energy, Inc.	2,200	74,272
Continental Resources, Inc.*	600	26,772
El Paso Corp.	2,800	31,108
EOG Resources, Inc.	10,600	1,042,722
EXCO Resources, Inc.	3,200	46,752
Exxon Mobil Corp.	102,055	5,824,279
Forest Oil Corp.*	1,600	43,776
Frontline Ltd.	900	25,686
Holly Corp.	700	18,606
Marathon Oil Corp.	4,100	127,469
Mariner Energy, Inc.*	200	4,296
Murphy Oil Corp.	500	24,775
Occidental Petroleum Corp.	9,250	713,638
Peabody Energy Corp.	30,800	1,205,204
Petrohawk Energy Corp.*	4,700	79,759
Quicksilver Resources, Inc.*	200	2,200
Range Resources Corp.	6,720	269,808
SandRidge Energy, Inc.*	500	2,915
SM Energy Co.	900	36,144
Southwestern Energy Co.*	7,500	289,800
Suncor Energy, Inc.	35,730	1,051,891
Ultra Petroleum Corp.*	3,300	146,025
Whiting Petroleum Corp.*	100	7,842
Williams Cos., Inc.	5,200	95,056

		12,290,379

Total Energy		17,758,584

Financials (4.6%)
Capital Markets (1.3%)
Affiliated Managers Group, Inc.*	1,000	60,770
Ameriprise Financial, Inc.	1,100	39,743
Bank of New York Mellon Corp.	22,400	553,056
BlackRock, Inc.	300	43,020
Charles Schwab Corp.	30,615	434,121
Eaton Vance Corp.	2,600	71,786
Federated Investors, Inc., Class B	1,300	26,923
Franklin Resources, Inc.	8,280	713,653
GLG Partners, Inc.*	2,600	11,388
Goldman Sachs Group, Inc.	1,170	153,586
Greenhill & Co., Inc.	600	36,678
Invesco Ltd.	2,900	48,807
Janus Capital Group, Inc.	400	3,552
Lazard Ltd., Class A	2,000	53,420
Morgan Stanley	9,700	225,137
Northern Trust Corp.	4,400	205,480
SEI Investments Co.	3,200	65,152
T. Rowe Price Group, Inc.	5,700	253,023
TD Ameritrade Holding Corp.*	5,100	78,030
Waddell & Reed Financial, Inc., Class A	2,000	43,760

		3,121,085

	Number of Shares	Value (Note 1)

Commercial Banks (0.3%)
Bank of Hawaii Corp.	300	$14,505
Wells Fargo & Co.	23,300	596,480

		610,985

Consumer Finance (0.5%)
American Express Co.	28,105	1,115,769

Diversified Financial Services (1.6%)
Interactive Brokers Group, Inc., Class A*	200	3,320
IntercontinentalExchange, Inc.*	21,300	2,407,539
JPMorgan Chase & Co.	39,150	1,433,281
Moody’s Corp.	4,500	89,640
MSCI, Inc., Class A*	2,400	65,760
NASDAQ OMX Group, Inc.*	300	5,334
NYSE Euronext	1,200	33,156

		4,038,030

Insurance (0.4%)
ACE Ltd.	1,100	56,628
Aflac, Inc.	9,600	409,632
Arch Capital Group Ltd.*	100	7,450
Arthur J. Gallagher & Co.	600	14,628
Axis Capital Holdings Ltd.	800	23,776
Brown & Brown, Inc.	1,300	24,882
Endurance Specialty Holdings Ltd.	100	3,753
Erie Indemnity Co., Class A	500	22,750
Genworth Financial, Inc., Class A*	2,000	26,140
Hartford Financial Services Group, Inc.	800	17,704
Marsh & McLennan Cos., Inc.	10,800	243,540
MetLife, Inc.	4,000	151,040
Travelers Cos., Inc.	1,200	59,100
Validus Holdings Ltd.	300	7,326

		1,068,349

Real Estate Investment Trusts (REITs) (0.4%)
AMB Property Corp. (REIT)	300	7,113
Apartment Investment & Management Co. (REIT), Class A	1,300	25,181
Digital Realty Trust, Inc. (REIT)	1,654	95,403
Equity Residential (REIT)	400	16,656
Essex Property Trust, Inc. (REIT)	300	29,262
Federal Realty Investment Trust (REIT)	800	56,216
General Growth Properties, Inc. (REIT)	4,400	58,344
Plum Creek Timber Co., Inc. (REIT)	1,500	51,795
ProLogis (REIT)	600	6,078
Public Storage (REIT)	2,800	246,148
Rayonier, Inc. (REIT)	500	22,010
Simon Property Group, Inc. (REIT)	4,447	359,095
UDR, Inc. (REIT)	200	3,826
Ventas, Inc. (REIT)	900	42,255
Vornado Realty Trust (REIT)	300	21,885

		1,041,267

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Real Estate Management & Development (0.1%)
CB Richard Ellis Group, Inc., Class A*	6,100	$83,021
Jones Lang LaSalle, Inc.	900	59,076
St. Joe Co.*	2,100	48,636

		190,733

Thrifts & Mortgage Finance (0.0%)
Hudson City Bancorp, Inc.	900	11,016

Total Financials		11,197,234

Health Care (12.4%)
Biotechnology (1.5%)
Abraxis Bioscience, Inc.*	100	7,420
Alexion Pharmaceuticals, Inc.*	2,000	102,380
Amylin Pharmaceuticals, Inc.*	3,100	58,280
BioMarin Pharmaceutical, Inc.*	2,300	43,608
Celgene Corp.*	39,323	1,998,395
Dendreon Corp.*	3,000	96,990
Genzyme Corp.*	4,427	224,759
Gilead Sciences, Inc.*	19,316	662,152
Human Genome Sciences, Inc.*	4,100	92,906
Myriad Genetics, Inc.*	2,300	34,385
Regeneron Pharmaceuticals, Inc.*	1,400	31,248
Talecris Biotherapeutics Holdings Corp.*	1,200	25,320
United Therapeutics Corp.*	1,200	58,572
Vertex Pharmaceuticals, Inc.*	7,300	240,170

		3,676,585

Health Care Equipment & Supplies (4.6%)
Alcon, Inc.	6,900	1,022,511
Baxter International, Inc.	10,774	437,855
Becton, Dickinson and Co.	5,084	343,780
C.R. Bard, Inc.	2,100	162,813
CareFusion Corp.*	900	20,430
Cooper Cos., Inc.	200	7,958
Covidien plc	30,400	1,221,472
DENTSPLY International, Inc.	3,400	101,694
Edwards Lifesciences Corp.*	2,500	140,050
Gen-Probe, Inc.*	1,100	49,962
Hill-Rom Holdings, Inc.	1,200	36,516
Hospira, Inc.*	3,600	206,820
IDEXX Laboratories, Inc.*	1,300	79,170
Intuitive Surgical, Inc.*	11,000	3,471,820
Inverness Medical Innovations, Inc.*	500	13,330
Kinetic Concepts, Inc.*	100	3,651
Medtronic, Inc.	18,387	666,896
ResMed, Inc.*	1,700	103,377
St. Jude Medical, Inc.*	7,100	256,239
Stryker Corp.	11,860	593,712
Teleflex, Inc.	100	5,428
Thoratec Corp.*	52,400	2,239,052
Varian Medical Systems, Inc.*	2,800	146,384

		11,330,920

Health Care Providers & Services (1.7%)
Aetna, Inc.	28,350	747,873
AmerisourceBergen Corp.	6,100	193,675
Brookdale Senior Living, Inc.*	300	4,500
Cardinal Health, Inc.	2,700	90,747
Community Health Systems, Inc.*	1,400	47,334

	Number of Shares	Value (Note 1)

DaVita, Inc.*	2,300	$143,612
Emdeon, Inc., Class A*	500	6,265
Emergency Medical Services Corp., Class A*	600	29,418
Express Scripts, Inc.*	18,636	876,265
Health Management Associates, Inc., Class A*	5,500	42,735
Henry Schein, Inc.*	2,000	109,800
Laboratory Corp. of America Holdings*	2,312	174,209
Lincare Holdings, Inc.*	2,150	69,897
McKesson Corp.	8,940	600,410
Medco Health Solutions, Inc.*	12,587	693,292
MEDNAX, Inc.*	1,000	55,610
Omnicare, Inc.	300	7,110
Patterson Cos., Inc.	2,200	62,766
Quest Diagnostics, Inc.	2,800	139,356
Tenet Healthcare Corp.*	7,800	33,852
Universal Health Services, Inc., Class B	300	11,445
VCA Antech, Inc.*	2,000	49,520

		4,189,691

Health Care Technology (0.1%)
Allscripts-Misys Healthcare Solutions, Inc.*	1,500	24,150
Cerner Corp.*	1,500	113,835
SXC Health Solutions Corp.*	700	51,275

		189,260

Life Sciences Tools & Services (2.4%)
Charles River Laboratories International, Inc.*	300	10,263
Covance, Inc.*	1,400	71,848
Furiex Pharmaceuticals, Inc.*	1	10
Illumina, Inc.*	95,650	4,163,645
Life Technologies Corp.*	2,800	132,300
Mettler-Toledo International, Inc.*	700	78,141
Millipore Corp.*	1,200	127,980
PerkinElmer, Inc.	1,200	24,804
Pharmaceutical Product Development, Inc.	2,400	60,984
Techne Corp.	800	45,960
Thermo Fisher Scientific, Inc.*	21,700	1,064,385
Waters Corp.*	2,000	129,400

		5,909,720

Pharmaceuticals (2.1%)
Abbott Laboratories, Inc.	30,297	1,417,294
Allergan, Inc.	9,887	576,017
Elan Corp. plc (ADR)*	74,550	335,475
Eli Lilly and Co.	5,100	170,850
Johnson & Johnson	9,009	532,071
Mylan, Inc.*	5,600	95,424
Perrigo Co.	1,800	106,326
Teva Pharmaceutical Industries Ltd. (ADR)	14,900	774,651
Valeant Pharmaceuticals International*	1,200	62,748
Warner Chilcott plc, Class A*	42,900	980,265

		5,051,121

Total Health Care		30,347,297

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Industrials (8.8%)
Aerospace & Defense (2.6%)
Alliant Techsystems, Inc.*	700	$43,442
Boeing Co.	13,362	838,466
Goodrich Corp.	14,250	944,062
Honeywell International, Inc.	38,347	1,496,683
Lockheed Martin Corp.	5,247	390,902
Precision Castparts Corp.	6,200	638,104
Rockwell Collins, Inc.	1,800	95,634
Spirit AeroSystems Holdings, Inc., Class A*	300	5,718
TransDigm Group, Inc.	1,100	56,133
United Technologies Corp.	29,996	1,947,040

		6,456,184

Air Freight & Logistics (1.2%)
C.H. Robinson Worldwide, Inc.	3,600	200,376
Expeditors International of Washington, Inc.	17,760	612,898
FedEx Corp.	14,820	1,039,030
United Parcel Service, Inc., Class B	19,987	1,137,060
UTi Worldwide, Inc.	2,100	25,998

		3,015,362

Airlines (0.2%)
AMR Corp.*	2,300	15,594
Continental Airlines, Inc., Class B*	3,000	66,000
Copa Holdings S.A., Class A	400	17,688
Delta Air Lines, Inc.*	17,400	204,450
Southwest Airlines Co.	2,100	23,331
UAL Corp.*	2,700	55,512

		382,575

Building Products (0.0%)
Armstrong World Industries, Inc.*	200	6,036
Lennox International, Inc.	1,100	45,727
Masco Corp.	2,300	24,748
Owens Corning, Inc.*	1,400	41,874
USG Corp.*	600	7,248

		125,633

Commercial Services & Supplies (0.2%)
Avery Dennison Corp.	100	3,213
Copart, Inc.*	1,500	53,715
Corrections Corp. of America*	300	5,724
Covanta Holding Corp.*	200	3,318
Iron Mountain, Inc.	4,000	89,840
KAR Auction Services, Inc.*	100	1,237
Pitney Bowes, Inc.	3,200	70,272
R.R. Donnelley & Sons Co.	200	3,274
Republic Services, Inc.	2,300	68,379
Stericycle, Inc.*	1,900	124,602
Waste Connections, Inc.*	1,400	48,846

		472,420

Construction & Engineering (0.1%)
Aecom Technology Corp.*	700	16,142
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)*	900	16,929
Fluor Corp.	200	8,500

	Number of Shares	Value (Note 1)

Jacobs Engineering Group, Inc.*	1,600	$58,304
KBR, Inc.	200	4,068
Shaw Group, Inc.*	1,100	37,642

		141,585

Electrical Equipment (1.2%)
AMETEK, Inc.	2,400	96,360
Cooper Industries plc	3,600	158,400
Emerson Electric Co.	48,607	2,123,640
General Cable Corp.*	400	10,660
Hubbell, Inc., Class B	500	19,845
Regal-Beloit Corp.	700	39,046
Rockwell Automation, Inc.	5,500	269,995
Roper Industries, Inc.	2,000	111,920
Thomas & Betts Corp.*	200	6,940

		2,836,806

Industrial Conglomerates (1.0%)
3M Co.	18,057	1,426,323
Carlisle Cos., Inc.	100	3,613
General Electric Co.	53,800	775,796
McDermott International, Inc.*	4,000	86,640
Textron, Inc.	3,100	52,607
Tyco International Ltd.	1,600	56,368

		2,401,347

Machinery (1.9%)
Bucyrus International, Inc.	1,600	75,920
Caterpillar, Inc.	13,719	824,100
CNH Global N.V.*	100	2,265
Cummins, Inc.	4,400	286,572
Danaher Corp.	27,940	1,037,133
Deere & Co.	8,700	484,416
Donaldson Co., Inc.	1,700	72,505
Dover Corp.	2,600	108,654
Eaton Corp.	900	58,896
Flowserve Corp.	1,000	84,800
Gardner Denver, Inc.	1,100	49,049
Graco, Inc.	1,300	36,647
Harsco Corp.	100	2,350
IDEX Corp.	1,500	42,855
Illinois Tool Works, Inc.	9,600	396,288
Joy Global, Inc.	2,250	112,703
Kennametal, Inc.	1,300	33,059
Lincoln Electric Holdings, Inc.	900	45,891
Manitowoc Co., Inc.	2,900	26,506
Navistar International Corp.*	1,500	73,800
Oshkosh Corp.*	1,900	59,204
PACCAR, Inc.	7,900	314,973
Pall Corp.	2,600	89,362
Parker Hannifin Corp.	1,000	55,460
Pentair, Inc.	1,100	35,420
SPX Corp.	200	10,562
Timken Co.	1,400	36,386
Toro Co.	800	39,296
Valmont Industries, Inc.	500	36,330
WABCO Holdings, Inc.*	1,400	44,072
Wabtec Corp.	200	7,978

		4,583,452

Marine (0.0%)
Kirby Corp.*	100	3,825

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Professional Services (0.1%)
Dun & Bradstreet Corp.	1,100	$73,832
FTI Consulting, Inc.*	800	34,872
IHS, Inc., Class A*	1,100	64,262
Robert Half International, Inc.	3,500	82,425
Towers Watson & Co., Class A	100	3,885
Verisk Analytics, Inc., Class A*	2,200	65,780

		325,056

Road & Rail (0.1%)
Con-way, Inc.	100	3,002
Hertz Global Holdings, Inc.*	3,600	34,056
J.B. Hunt Transport Services, Inc.	1,900	62,073
Kansas City Southern*	1,300	47,255
Landstar System, Inc.	1,200	46,788
Ryder System, Inc.	600	24,138
Union Pacific Corp.	1,420	98,704

		316,016

Trading Companies & Distributors (0.2%)
Fastenal Co.	6,800	341,292
GATX Corp.	500	13,340
MSC Industrial Direct Co., Class A	1,000	50,660
W.W. Grainger, Inc.	1,400	139,230
WESCO International, Inc.*	300	10,101

		554,623

Total Industrials		21,614,884

Information Technology (37.7%)
Communications Equipment (8.1%)
Acme Packet, Inc.*	136,100	3,658,368
Ciena Corp.*	2,000	25,360
Cisco Systems, Inc.*	182,074	3,879,997
F5 Networks, Inc.*	78,000	5,348,460
Harris Corp.	2,800	116,620
JDS Uniphase Corp.*	4,700	46,248
Juniper Networks, Inc.*	35,400	807,828
Polycom, Inc.*	112,200	3,342,438
QUALCOMM, Inc.	76,152	2,500,831

		19,726,150

Computers & Peripherals (10.1%)
Apple, Inc.*	58,334	14,672,751
Dell, Inc.*	36,955	445,677
Diebold, Inc.	300	8,175
EMC Corp.*	94,798	1,734,804
Hewlett-Packard Co.	65,579	2,838,259
NCR Corp.*	3,300	39,996
NetApp, Inc.*	123,600	4,611,516
QLogic Corp.*	2,600	43,212
SanDisk Corp.*	5,000	210,350
Seagate Technology*	7,600	99,104
Teradata Corp.*	3,600	109,728
Western Digital Corp.*	1,100	33,176

		24,846,748

Electronic Equipment, Instruments & Components (0.6%)
Agilent Technologies, Inc.*	7,700	218,911
Amphenol Corp., Class A	3,800	149,264
Arrow Electronics, Inc.*	300	6,705
AVX Corp.	100	1,282

	Number of Shares	Value (Note 1)

Corning, Inc.	41,731	$673,956
Dolby Laboratories, Inc., Class A*	1,200	75,228
FLIR Systems, Inc.*	3,400	98,906
Ingram Micro, Inc., Class A*	200	3,038
Itron, Inc.*	800	49,456
Jabil Circuit, Inc.	2,800	37,240
National Instruments Corp.	1,300	41,314
Trimble Navigation Ltd.*	2,700	75,600

		1,430,900

Internet Software & Services (2.4%)
Akamai Technologies, Inc.*	8,900	361,073
Baidu, Inc. (ADR)*	3,000	204,240
eBay, Inc.*	9,462	185,550
Equinix, Inc.*	1,000	81,220
Google, Inc., Class A*	10,412	4,632,819
IAC/InterActiveCorp*	800	17,576
Monster Worldwide, Inc.*	1,800	20,970
VeriSign, Inc.*	4,000	106,200
VistaPrint N.V.*	900	42,741
WebMD Health Corp.*	1,200	55,716
Yahoo!, Inc.*	12,671	175,240

		5,883,345

IT Services (4.0%)
Accenture plc, Class A	22,460	868,079
Alliance Data Systems Corp.*	1,200	71,424
Amdocs Ltd.*	1,300	34,905
Automatic Data Processing, Inc.	10,965	441,451
Broadridge Financial Solutions, Inc.	2,700	51,435
Cognizant Technology Solutions Corp., Class A*	6,500	325,390
DST Systems, Inc.	700	25,298
Fiserv, Inc.*	2,252	102,826
Gartner, Inc.*	1,600	37,200
Genpact Ltd.*	1,300	20,189
Global Payments, Inc.	1,700	62,118
Hewitt Associates, Inc., Class A*	2,000	68,920
International Business Machines Corp.	36,201	4,470,100
Lender Processing Services, Inc.	2,200	68,882
Mastercard, Inc., Class A	3,800	758,214
NeuStar, Inc., Class A*	1,600	32,992
Paychex, Inc.	7,000	181,790
SAIC, Inc.*	6,500	108,810
Visa, Inc., Class A	25,008	1,769,316
Western Union Co.	14,600	217,686

		9,717,025

Office Electronics (0.0%)
Zebra Technologies Corp., Class A*	700	17,759

Semiconductors & Semiconductor Equipment (2.9%)
Advanced Micro Devices, Inc.*	5,000	36,600
Altera Corp.	6,600	163,746
Analog Devices, Inc.	6,400	178,304
Applied Materials, Inc.	48,500	582,970
ASML Holding N.V. (N.Y. Shares)	7,180	197,234
Atheros Communications, Inc.*	1,500	41,310
Atmel Corp.*	9,000	43,200

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Avago Technologies Ltd.*	2,300	$48,438
Broadcom Corp., Class A	15,200	501,144
Cree, Inc.*	2,300	138,069
Cypress Semiconductor Corp.*	3,400	34,136
First Solar, Inc.*	1,849	210,472
Intel Corp.	116,289	2,261,821
Intersil Corp., Class A	900	10,899
KLA-Tencor Corp.	200	5,576
Lam Research Corp.*	2,800	106,568
Linear Technology Corp.	5,000	139,050
Marvell Technology Group Ltd.*	71,140	1,121,166
Maxim Integrated Products, Inc.	6,600	110,418
MEMC Electronic Materials, Inc.*	2,100	20,748
Microchip Technology, Inc.	4,000	110,960
National Semiconductor Corp.	5,000	67,300
Novellus Systems, Inc.*	1,800	45,648
NVIDIA Corp.*	30,200	308,342
ON Semiconductor Corp.*	9,300	59,334
PMC-Sierra, Inc.*	300	2,256
Rambus, Inc.*	2,400	42,048
Silicon Laboratories, Inc.*	1,000	40,560
Skyworks Solutions, Inc.*	3,800	63,802
SunPower Corp., Class A*	800	9,680
Teradyne, Inc.*	3,900	38,025
Texas Instruments, Inc.	12,064	280,850
Varian Semiconductor Equipment Associates, Inc.*	1,600	45,856
Xilinx, Inc.	6,100	154,086

		7,220,616

Software (9.6%)
Activision Blizzard, Inc.	3,100	32,519
Adobe Systems, Inc.*	31,809	840,712
ANSYS, Inc.*	2,000	81,140
Autodesk, Inc.*	5,000	121,800
BMC Software, Inc.*	4,083	141,394
CA, Inc.	6,900	126,960
Cadence Design Systems, Inc.*	6,300	36,477
Citrix Systems, Inc.*	4,000	168,920
Compuware Corp.*	2,800	22,344
Electronic Arts, Inc.*	6,700	96,480
FactSet Research Systems, Inc.	1,000	66,990
Informatica Corp.*	2,000	47,760
Intuit, Inc.*	6,100	212,097
McAfee, Inc.*	3,500	107,520
MICROS Systems, Inc.*	1,800	57,366
Microsoft Corp.	153,953	3,542,459
Nuance Communications, Inc.*	5,000	74,750
Oracle Corp.	137,737	2,955,836
Red Hat, Inc.*	76,200	2,205,228
Rovi Corp.*	2,200	83,402
Salesforce.com, Inc.*	46,400	3,982,048
Solera Holdings, Inc.	1,500	54,300
SuccessFactors, Inc.*	129,600	2,694,384
Sybase, Inc.*	1,800	116,388
Symantec Corp.*	1,600	22,208
Synopsys, Inc.*	200	4,174
VMware, Inc., Class A*	88,400	5,532,956

		23,428,612

Total Information Technology		92,271,155

	Number of Shares	Value (Note 1)

Materials (3.0%)
Chemicals (2.0%)
Air Products & Chemicals, Inc.	16,934	$1,097,493
Airgas, Inc.	1,800	111,960
Albemarle Corp.	2,000	79,420
Ashland, Inc.	100	4,642
Celanese Corp., Class A	3,400	84,694
CF Industries Holdings, Inc.	1,142	72,460
E.I. du Pont de Nemours & Co.	6,700	231,753
Eastman Chemical Co.	300	16,008
Ecolab, Inc.	5,200	233,532
FMC Corp.	1,100	63,173
International Flavors & Fragrances, Inc.	1,700	72,114
Lubrizol Corp.	1,500	120,465
Monsanto Co.	11,837	547,106
Mosaic Co.	3,600	140,328
Nalco Holding Co.	3,000	61,380
PPG Industries, Inc.	600	36,246
Praxair, Inc.	13,963	1,061,048
RPM International, Inc.	1,600	28,544
Scotts Miracle-Gro Co., Class A	1,000	44,410
Sherwin-Williams Co.	1,200	83,028
Sigma-Aldrich Corp.	2,400	119,592
Syngenta AG (ADR)	16,275	746,209
Valspar Corp.	200	6,024

		5,061,629

Construction Materials (0.0%)
Eagle Materials, Inc.	900	23,337
Martin Marietta Materials, Inc.	1,000	84,810

		108,147

Containers & Packaging (0.1%)
Ball Corp.	400	21,132
Crown Holdings, Inc.*	3,500	87,640
Owens-Illinois, Inc.*	1,100	29,095
Pactiv Corp.*	2,600	72,410
Temple-Inland, Inc.	400	8,268

		218,545

Metals & Mining (0.8%)
AK Steel Holding Corp.	400	4,768
Alcoa, Inc.	3,200	32,192
Allegheny Technologies, Inc.	2,100	92,799
Carpenter Technology Corp.	1,000	32,830
Cliffs Natural Resources, Inc.	2,900	136,764
Compass Minerals International, Inc.	700	49,196
Freeport-McMoRan Copper & Gold, Inc.	9,400	555,822
Gerdau Ameristeel Corp.*	400	4,360
Newmont Mining Corp.	10,329	637,712
Nucor Corp.	2,900	111,012
Reliance Steel & Aluminum Co.	200	7,230
Royal Gold, Inc.	200	9,600
Schnitzer Steel Industries, Inc., Class A	100	3,920
Southern Copper Corp.	3,700	98,198
Titanium Metals Corp.*	1,900	33,421
United States Steel Corp.	600	23,130
Walter Energy, Inc.	900	54,765

		1,887,719

See Notes to Financial Statements.

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MULTIMANAGER LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Paper & Forest Products (0.1%)
International Paper Co.	7,400	$167,462

Total Materials		7,443,502

Telecommunication Services (0.7%)
Diversified Telecommunication Services (0.1%)
Frontier Communications Corp.	3,300	23,463
Level 3 Communications, Inc.*	13,900	15,151
tw telecom, Inc.*	3,200	53,376
Windstream Corp.	4,500	47,520

		139,510

Wireless Telecommunication Services (0.6%)
American Tower Corp., Class A*	18,160	808,120
Clearwire Corp., Class A*	2,500	18,200
Crown Castle International Corp.*	13,100	488,106
MetroPCS Communications, Inc.*	2,600	21,294
NII Holdings, Inc.*	2,900	94,308
SBA Communications Corp., Class A*	2,700	91,827

		1,521,855

Total Telecommunication Services		1,661,365

Utilities (0.1%)
Electric Utilities (0.0%)
ITC Holdings Corp.	1,000	52,910

Gas Utilities (0.1%)
EQT Corp.	2,989	108,023

Independent Power Producers & Energy Traders (0.0%)
Calpine Corp.*	3,900	49,608
Ormat Technologies, Inc.	200	5,658

		55,266

Total Utilities		216,199

Total Common Stocks (98.4%) (Cost $220,204,241)		241,018,909

	Principal Amount	Value (Note 1)

SHORT-TERM INVESTMENTS:
Government Securities (0.1%)
U.S. Treasury Bills 0.15%, 10/14/10 #(p)	$225,000	$224,900

Time Deposit (1.0%)
JPMorgan Chase Nassau 0.000%, 7/1/10	2,421,214	2,421,214

Total Short-Term Investments (1.1%)
(Cost/Amortized Cost $2,646,161)		2,646,114

Total Investments (99.5%)
(Cost/Amortized Cost $222,850,402)		243,665,023
Other Assets Less Liabilities (0.5%)		1,220,276

Net Assets (100%)		$244,885,299

*	Non-income producing.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $224,900.
(p)	Yield to maturity.

Glossary:

ADR	— American Depositary Receipt

At June 30, 2010, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2010	Unrealized Appreciation/ (Depreciation)
NASDAQ 100 E-Mini Index	14	September-10	$512,644	$486,640	$(26,004)
Russell 1000 Mini Index	5	September-10	304,790	282,550	(22,240)
S&P 500 E-Mini Index	13	September-10	702,811	667,290	(35,521)

					$(83,765)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

See Notes to Financial Statements.

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MULTIMANAGER LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (Including Quoted Prices for Similar Securities, Interest Rates, Prepayment Speeds, Credit Risk, etc.)	Level 3 Significant Unobservable Inputs (Including the Portfolio’s Own Assumptions in Determining the Fair Value of Investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$41,555,998	$—	$—	$41,555,998
Consumer Staples	16,952,691	—	—	16,952,691
Energy	17,758,584	—	—	17,758,584
Financials	11,197,234	—	—	11,197,234
Health Care	30,347,297	—	—	30,347,297
Industrials	21,614,884	—	—	21,614,884
Information Technology	92,271,155	—	—	92,271,155
Materials	7,443,502	—	—	7,443,502
Telecommunication Services	1,661,365	—	—	1,661,365
Utilities	216,199	—	—	216,199
Short-Term Investments	—	2,646,114	—	2,646,114

Total Assets	$241,018,909	$2,646,114	$—	$243,665,023

Liabilities:
Futures	$(83,765)	$—	$—	$(83,765)

Total Liabilities	$(83,765)	$—	$—	$(83,765)

Total	$240,935,144	$2,646,114	$—	$243,581,258

Fair Values of Derivative Instruments as of June 30, 2010:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	—	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$—

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	(83,765	)*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$(83,765)

*Includes cumulative appreciation/depreciation of futures contracts as reported in Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

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MULTIMANAGER LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2010:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	2,220	—	—	2,220
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$2,220	$—	$—	$2,220

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	(111,349)	—	—	(111,349)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(111,349)	$—	$—	$(111,349)

The Portfolio held futures contracts with an average notional balance of approximately $1,063,000 during the six months ended June 30, 2010.

^ This Portfolio held futures contracts to gain or reduce exposure to the financial markets.

Investment security transactions for the six months ended June 30, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$131,016,031
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$144,202,953

As of June 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$29,804,484
Aggregate gross unrealized depreciation	(11,304,478)

Net unrealized appreciation	$18,500,006

Federal income tax cost of investments	$225,165,017

For the six months ended June 30, 2010, the Portfolio incurred approximately $8 as brokerage commissions with Keefe Bruyette & Woods, Inc., $774 with Sanford C. Bernstein & Co., Inc. and $30 with Williams Capital Group, affiliated broker/dealers.

The Portfolio has a net capital loss carryforward of $89,178,531 of which $9,817,379 expires in the year 2016, and $79,361,152 expires in the year 2017.

See Notes to Financial Statements.

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MULTIMANAGER LARGE CAP GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2010 (Unaudited)

ASSETS
Investments at value (Cost $222,850,402)	$243,665,023
Cash	145,979
Receivable for securities sold	4,224,572
Receivable from Separate Accounts for Trust shares sold	832,108
Dividends, interest and other receivables	165,432
Other assets	1,981

Total assets	249,035,095

LIABILITIES
Payable for securities purchased	3,508,141
Payable to Separate Accounts for Trust shares redeemed	297,167
Investment management fees payable	159,773
Distribution fees payable - Class B	51,313
Administrative fees payable	45,310
Variation margin payable on futures contracts	14,945
Trustees’ fees payable	5,880
Accrued expenses	67,267

Total liabilities	4,149,796

NET ASSETS	$244,885,299

Net assets were comprised of:
Paid in capital	$300,449,084
Accumulated undistributed net investment income (loss)	(300,521)
Accumulated undistributed net realized gains (losses) on investments and futures	(75,994,120)
Net unrealized appreciation (depreciation) on investments and futures	20,730,856

Net assets	$244,885,299

Class A
Net asset value, offering and redemption price per share, $8,928,075 / 1,278,591 shares outstanding (unlimited amount authorized: $0.001 par value)	$6.98

Class B
Net asset value, offering and redemption price per share, $235,957,224 / 34,481,256 shares outstanding (unlimited amount authorized: $0.001 par value)	$6.84

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2010 (Unaudited)

INVESTMENT INCOME
Dividends (net of $962 foreign withholding tax)	$1,348,932
Interest	101
Securities lending (net)	2,873

Total income	1,351,906

EXPENSES
Investment management fees	996,804
Distribution fees - Class B	320,356
Administrative fees	279,943
Custodian fees	33,027
Professional fees	24,098
Printing and mailing expenses	16,565
Trustees’ fees	2,244
Miscellaneous	4,811

Gross expenses	1,677,848
Less: Fees paid indirectly	(25,824)

Net expenses	1,652,024

NET INVESTMENT INCOME (LOSS)	(300,118)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	15,524,390
Futures	2,220

Net realized gain (loss)	15,526,610

Change in unrealized appreciation (depreciation) on:
Securities	(27,629,179)
Futures	(111,349)

Net change in unrealized appreciation (depreciation)	(27,740,528)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(12,213,918)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(12,514,036)

See Notes to Financial Statements.

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MULTIMANAGER LARGE CAP GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(300,118)	$401,454
Net realized gain (loss) on investments and futures	15,526,610	(36,254,012)
Net change in unrealized appreciation (depreciation) on investments and futures	(27,740,528)	109,533,977

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(12,514,036)	73,681,419

DIVIDENDS:
Dividends from net investment income
Class A	—	(36,540)
Class B	—	(355,173)

TOTAL DIVIDENDS	—	(391,713)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 67,020 and 236,933 shares, respectively ]	505,820	1,434,311
Capital shares issued in reinvestment of dividends [ 0 and 5,096 shares, respectively ]	—	36,540
Capital shares repurchased [ (86,855) and (211,953) shares, respectively ]	(651,156)	(1,252,372)

Total Class A transactions	(145,336)	218,479

Class B
Capital shares sold [ 2,087,205 and 4,840,012 shares, respectively ]	15,099,466	28,030,392
Capital shares issued in reinvestment of dividends [ 0 and 50,471 shares, respectively ]	—	355,173
Capital shares repurchased [ (3,758,171) and (7,202,529) shares, respectively ]	(27,363,957)	(41,953,921)

Total Class B transactions	(12,264,491)	(13,568,356)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(12,409,827)	(13,349,877)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(24,923,863)	59,939,829
NET ASSETS:
Beginning of period	269,809,162	209,869,333

End of period (a)	$244,885,299	$269,809,162

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(300,521)	$(403)

See Notes to Financial Statements.

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MULTIMANAGER LARGE CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2010 (Unaudited)		Year Ended December 31,
Class A			2009	2008		2007		2006		2005
Net asset value, beginning of period	$7.34		$5.38	$9.84		$9.96		$10.40		$9.66

Income (loss) from investment operations:
Net investment income (loss)	—	#(e)	0.03 (e)	(0.02	)(e)	(0.01	)(e)	(0.03	)(e)	(0.05	)(e)
Net realized and unrealized gain (loss) on investments and futures	(0.36)		1.96	(4.44)		1.13		0.08		0.79

Total from investment operations	(0.36)		1.99	(4.46)		1.12		0.05		0.74

Less distributions:
Dividends from net investment income	—		(0.03)	—		—		—		—
Distributions from net realized gains	—		—	—	#	(1.24)		(0.49)		—

Total dividends and distributions	—		(0.03)	—	#	(1.24)		(0.49)		—

Net asset value, end of period	$6.98		$7.34	$5.38		$9.84		$9.96		$10.40

Total return(b)	(4.90)%		36.96%	(45.32)%		11.51%		0.44%		7.66%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$8,928		$9,527	$6,823		$25,968		$21,104		$17,780
Ratio of expenses to average net assets:
After waivers and reimbursements(a)	1.02%		1.07%	1.10%		1.10%		1.10%		1.10%
After waivers, reimbursements and fees paid indirectly(a)	1.00%		0.97%	1.01%		1.04%		1.08%		1.08%
Before waivers, reimbursements and fees paid indirectly(a)	1.02%		1.07%	1.14%		1.12%		1.12%		1.13%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements(a)	—	%‡‡	0.32%	(0.35)%		(0.12)%		(0.27)%		(0.49)%
After waivers, reimbursements and fees paid indirectly(a)	0.02%		0.42%	(0.25)%		(0.06)%		(0.25)%		(0.47)%
Before waivers, reimbursements and fees paid indirectly(a)	—	%‡‡	0.32%	(0.38)%		(0.14)%		(0.28)%		(0.52)%
Portfolio turnover rate	50%		151%	162%		77%		48%		42%

See Notes to Financial Statements.

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MULTIMANAGER LARGE CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2010 (Unaudited)		Year Ended December 31,
Class B			2009	2008		2007		2006		2005
Net asset value, beginning of period	$7.20		$5.28	$9.67		$9.83		$10.30		$9.58

Income (loss) from investment operations:
Net investment income (loss)	(0.01	)(e)	0.01 (e)	(0.04	)(e)	(0.03	)(e)	(0.05	)(e)	(0.07	)(e)
Net realized and unrealized gain (loss) on investments and futures	(0.35)		1.92	(4.35)		1.11		0.07		0.79

Total from investment operations	(0.36)		1.93	(4.39)		1.08		0.02		0.72

Less distributions:
Dividends from net investment income	—		(0.01)	—		—		—		—
Distributions from net realized gains	—		—	—	#	(1.24)		(0.49)		—

Total dividends and distributions	—		(0.01)	—	#	(1.24)		(0.49)		—

Net asset value, end of period	$6.84		$7.20	$5.28		$9.67		$9.83		$10.30

Total return(b)	(5.00)%		36.55%	(45.39)%		11.26%		0.15%		7.52%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$235,957		$26,028	$203,047		$391,335		$372,653		$362,850
Ratio of expenses to average net assets:
After waivers and reimbursements(a)	1.27%		1.32%	1.35%		1.35%		1.35%		1.35%
After waivers, reimbursements and fees paid indirectly(a)	1.25%		1.22%	1.26%		1.29	%(c)	1.33%		1.33%
Before waivers, reimbursements and fees paid indirectly(a)	1.27%		1.32%	1.39%		1.37%		1.37%		1.38%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements(a)	(0.25)%		0.07%	(0.58)%		(0.37)%		(0.52)%		(0.74)%
After waivers, reimbursements and fees paid indirectly(a)	(0.23)%		0.17%	(0.49)%		(0.30)%		(0.50)%		(0.72)%
Before waivers, reimbursements and fees paid indirectly(a)	(0.25)%		0.07%	(0.62)%		(0.39)%		(0.53)%		(0.77)%
Portfolio turnover rate	50%		151%	162%		77%		48%		42%

#	Per share amount is less than $0.01.
‡‡	Amount is less than 0.01%.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expense.
(e)	Net investment income is based on average shares outstanding.

See Notes to Financial Statements.

MULTIMANAGER LARGE CAP VALUE PORTFOLIO (Unaudited)

Sector Weightings as of 06/30/10	% of Net Assets
Financials	18.6%
Health Care	10.6
Energy	9.7
Consumer Staples	9.2
Consumer Discretionary	8.1
Industrials	7.3
Information Technology	6.9
Telecommunication Services	3.7
Utilities	3.4
Materials	2.6
Cash and Other	19.9

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2010 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Expenses Paid During Period* 1/1/10- 6/30/10
Class A
Actual	$1,000.00	$933.50	$4.41
Hypothetical (5% average return before expenses)	1,000.00	1,020.23	4.61
Class B
Actual	1,000.00	932.30	5.61
Hypothetical (5% average return before expenses)	1,000.00	1,018.99	5.86

*   Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.92% and 1.17%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (8.1%)
Auto Components (0.7%)
Autoliv, Inc.*	3,900	$186,615
BorgWarner, Inc.*	600	22,404
Federal-Mogul Corp.*	1,000	13,020
Johnson Controls, Inc.	252,080	6,773,390
Lear Corp.*	18,400	1,218,080
TRW Automotive Holdings Corp.*	38,000	1,047,660

		9,261,169

Automobiles (0.1%)
Ford Motor Co.*	144,400	1,455,552

Distributors (0.0%)
Genuine Parts Co.	10,900	430,005

Diversified Consumer Services (0.1%)
Apollo Group, Inc., Class A*	6,830	290,070
Education Management Corp.*	1,200	18,300
H&R Block, Inc.	13,200	207,108
Service Corp. International	17,500	129,500

		644,978

Hotels, Restaurants & Leisure (0.3%)
Brinker International, Inc.	900	13,014
Carnival Corp.	18,800	568,512
Choice Hotels International, Inc.	1,800	54,378
Hyatt Hotels Corp., Class A*	3,000	111,270
International Speedway Corp., Class A	1,300	33,488
McDonald’s Corp.	10,150	668,581
MGM MIRAGE*	15,700	151,348
Penn National Gaming, Inc.*	4,600	106,260
Royal Caribbean Cruises Ltd.*	44,800	1,020,096
Wendy’s/Arby’s Group, Inc., Class A	13,900	55,600
Wyndham Worldwide Corp.	12,300	247,722

		3,030,269

Household Durables (0.8%)
D.R. Horton, Inc.	103,000	1,012,490
Fortune Brands, Inc.	9,200	360,456
Garmin Ltd.	76,900	2,243,942
Harman International Industries, Inc.*	2,500	74,725
Jarden Corp.	6,300	169,281
KB Home	5,200	57,200
Leggett & Platt, Inc.	4,100	82,246
Lennar Corp., Class A	10,900	151,619
M.D.C. Holdings, Inc.	2,600	70,070
Mohawk Industries, Inc.*	3,400	155,584
Newell Rubbermaid, Inc.	19,100	279,624
NVR, Inc.*	2,700	1,768,581
Pulte Group, Inc.*	210,247	1,740,845
Stanley Black & Decker, Inc.	37,591	1,899,097
Toll Brothers, Inc.*	9,900	161,964
Whirlpool Corp.	3,000	263,460

		10,491,184

Internet & Catalog Retail (0.1%)
Expedia, Inc.	8,200	153,996

	Number of Shares	Value (Note 1)

Liberty Media Corp. - Interactive, Class A*	41,000	$430,500

		584,496

Leisure Equipment & Products (0.1%)
Hasbro, Inc.	27,770	1,141,347
Mattel, Inc.	10,500	222,180

		1,363,527

Media (4.0%)
Cablevision Systems Corp. - New York Group, Class A	69,000	1,656,690
CBS Corp., Class B	168,300	2,176,119
Central European Media Enterprises Ltd., Class A*	2,600	51,740
Clear Channel Outdoor Holdings, Inc., Class A*	2,700	23,436
Comcast Corp., Class A	380,100	6,602,337
DIRECTV, Class A*	47,500	1,611,200
Discovery Communications, Inc., Class A*	5,300	189,263
DISH Network Corp., Class A	13,700	248,655
Gannett Co., Inc.	16,300	219,398
Interactive Data Corp.	200	6,676
John Wiley & Sons, Inc., Class A	200	7,734
Lamar Advertising Co., Class A*	3,100	76,012
Liberty Global, Inc., Class A*	17,500	454,825
Liberty Media Corp. - Capital, Class A*	5,500	230,505
Liberty Media Corp. - Starz*	3,560	184,550
Madison Square Garden, Inc., Class A*	2,775	54,584
McGraw-Hill Cos., Inc.	6,400	180,096
Meredith Corp.	1,400	43,582
New York Times Co., Class A*	9,300	80,445
News Corp., Class A	332,700	3,979,092
Omnicom Group, Inc.	75,125	2,576,788
Regal Entertainment Group, Class A	4,200	54,768
Thomson Reuters Corp.	17,400	623,442
Time Warner Cable, Inc.	109,960	5,726,717
Time Warner, Inc.	178,633	5,164,280
Viacom, Inc., Class B	297,300	9,326,301
Virgin Media, Inc.	22,800	380,532
Walt Disney Co.	242,730	7,645,995
Washington Post Co., Class B	500	205,240

		49,781,002

Multiline Retail (0.1%)
J.C. Penney Co., Inc.	10,900	234,132
Kohl’s Corp.*	5,500	261,250
Macy’s, Inc.	26,100	467,190
Sears Holdings Corp.*	3,100	200,415

		1,162,987

Specialty Retail (1.5%)
Aaron’s, Inc.	2,200	37,554
Abercrombie & Fitch Co., Class A	1,400	42,966
Advance Auto Parts, Inc.	29,850	1,497,873
American Eagle Outfitters, Inc.	10,800	126,900

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

AutoNation, Inc.*	3,300	$64,350
Foot Locker, Inc.	89,000	1,123,180
GameStop Corp., Class A*	10,500	197,295
Gap, Inc.	98,800	1,922,648
Home Depot, Inc.	22,110	620,628
Lowe’s Cos., Inc.	459,825	9,389,626
Office Depot, Inc.*	218,700	883,548
RadioShack Corp.	8,600	167,786
Ross Stores, Inc.	31,600	1,683,964
Signet Jewelers Ltd.*	5,900	162,250
Staples, Inc.	39,375	750,094

		18,670,662

Textiles, Apparel & Luxury Goods (0.3%)
Jones Apparel Group, Inc.	85,300	1,352,005
NIKE, Inc., Class B	36,640	2,475,032
VF Corp.	6,100	434,198

		4,261,235

Total Consumer Discretionary		101,137,066

Consumer Staples (9.2%)
Beverages (3.0%)
Brown-Forman Corp., Class B	1,800	103,014
Central European Distribution Corp.*	4,800	102,624
Coca-Cola Co.	206,500	10,349,780
Coca-Cola Enterprises, Inc.	8,500	219,810
Constellation Brands, Inc., Class A*	80,444	1,256,535
Diageo plc.	189,424	2,968,096
Dr. Pepper Snapple Group, Inc.	11,700	437,463
Hansen Natural Corp.*	700	27,377
Molson Coors Brewing Co., Class B	75,000	3,177,000
PepsiCo, Inc.	312,555	19,050,227

		37,691,926

Food & Staples Retailing (1.0%)
BJ’s Wholesale Club, Inc.*	3,400	125,834
CVS Caremark Corp.	131,206	3,846,960
Kroger Co.	41,800	823,042
Safeway, Inc.	112,300	2,207,818
SUPERVALU, Inc.	14,500	157,180
Walgreen Co.	39,370	1,051,179
Wal-Mart Stores, Inc.	84,340	4,054,224

		12,266,237

Food Products (2.2%)
Archer-Daniels-Midland Co.	103,000	2,659,460
Bunge Ltd.	34,300	1,687,217
Campbell Soup Co.	5,000	179,150
ConAgra Foods, Inc.	27,500	641,300
Corn Products International, Inc.	5,200	157,560
Dean Foods Co.*	12,400	124,868
Del Monte Foods Co.	13,600	195,704
Flowers Foods, Inc.	3,200	78,176
General Mills, Inc.	72,050	2,559,216
H.J. Heinz Co.	12,800	553,216
Hershey Co.	4,400	210,892
Hormel Foods Corp.	4,800	194,304

	Number of Shares	Value (Note 1)

J.M. Smucker Co.	25,399	$1,529,528
Kellogg Co.	46,380	2,332,914
Kraft Foods, Inc., Class A	181,800	5,090,400
McCormick & Co., Inc. (Non-Voting)	4,600	174,616
Mead Johnson Nutrition Co.	12,108	606,853
Nestle S.A. (Registered)	62,927	3,036,226
Ralcorp Holdings, Inc.*	3,800	208,240
Sara Lee Corp.	179,500	2,530,950
Smithfield Foods, Inc.*	106,900	1,592,810
Tyson Foods, Inc., Class A	66,900	1,096,491

		27,440,091

Household Products (1.7%)
Clorox Co.	600	37,296
Colgate-Palmolive Co.	5,500	433,180
Energizer Holdings, Inc.*	4,800	241,344
Kimberly-Clark Corp.	5,900	357,717
Procter & Gamble Co.	343,702	20,615,246

		21,684,783

Personal Products (0.0%)
Alberto-Culver Co.	4,500	121,905
NBTY, Inc.*	3,900	132,639

		254,544

Tobacco (1.3%)
Altria Group, Inc.	242,365	4,856,995
Lorillard, Inc.	10,500	755,790
Philip Morris International, Inc.	162,455	7,446,937
Reynolds American, Inc.	52,650	2,744,118

		15,803,840

Total Consumer Staples		115,141,421

Energy (9.7%)
Energy Equipment & Services (1.0%)
Atwood Oceanics, Inc.*	3,100	79,112
Baker Hughes, Inc.	21,392	889,265
Cameron International Corp.*	7,200	234,144
Diamond Offshore Drilling, Inc.	3,200	199,008
Dresser-Rand Group, Inc.*	500	15,775
Ensco plc (ADR)	62,100	2,439,288
Exterran Holdings, Inc.*	3,900	100,659
Helmerich & Payne, Inc.	6,500	237,380
Nabors Industries Ltd.*	11,700	206,154
National Oilwell Varco, Inc.	74,765	2,472,479
Noble Corp.*	28,030	866,407
Oceaneering International, Inc.*	3,800	170,620
Oil States International, Inc.*	3,200	126,656
Patterson-UTI Energy, Inc.	10,500	135,135
Pride International, Inc.*	7,300	163,082
Rowan Cos., Inc.*	50,000	1,097,000
SEACOR Holdings, Inc.*	1,600	113,056
Smith International, Inc.	17,100	643,815
Superior Energy Services, Inc.*	5,000	93,350
Tidewater, Inc.	3,600	139,392
Transocean Ltd.*	34,150	1,582,170
Unit Corp.*	2,800	113,652
Weatherford International Ltd.*	30,300	398,142

		12,515,741

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Oil, Gas & Consumable Fuels (8.7%)
Alpha Natural Resources, Inc.*	7,200	$243,864
Anadarko Petroleum Corp.	34,000	1,227,060
Apache Corp.	71,635	6,030,951
Arch Coal, Inc.	3,200	63,392
Atlas Energy, Inc.*	1,400	37,898
Cabot Oil & Gas Corp.	7,100	222,372
Chesapeake Energy Corp.	44,700	936,465
Chevron Corp.	263,034	17,849,487
Cimarex Energy Co.	26,900	1,925,502
Cobalt International Energy, Inc.*	5,000	37,250
Comstock Resources, Inc.*	3,200	88,704
ConocoPhillips	363,150	17,827,033
Consol Energy, Inc.	8,400	283,584
Continental Resources, Inc.*	200	8,924
Denbury Resources, Inc.*	27,355	400,477
Devon Energy Corp.	106,850	6,509,302
El Paso Corp.	39,400	437,734
EOG Resources, Inc.	19,745	1,942,316
Exxon Mobil Corp.	97,914	5,587,933
Forest Oil Corp.*	59,000	1,614,240
Frontier Oil Corp.	7,200	96,840
Frontline Ltd.	600	17,124
Hess Corp.	71,850	3,616,929
Holly Corp.	1,000	26,580
Marathon Oil Corp.	407,500	12,669,175
Mariner Energy, Inc.*	6,500	139,620
Massey Energy Co.	7,100	194,185
Murphy Oil Corp.	11,600	574,780
Newfield Exploration Co.*	35,200	1,719,872
Nexen, Inc.	71,700	1,410,339
Noble Energy, Inc.	12,000	723,960
Occidental Petroleum Corp.	163,021	12,577,070
Peabody Energy Corp.	18,500	723,905
Petrohawk Energy Corp.*	6,000	101,820
Pioneer Natural Resources Co.	8,000	475,600
Plains Exploration & Production Co.*	9,600	197,856
Quicksilver Resources, Inc.*	7,600	83,600
SandRidge Energy, Inc.*	10,200	59,466
SM Energy Co.	1,400	56,224
Southern Union Co.	8,500	185,810
Spectra Energy Corp.	44,500	893,115
Sunoco, Inc.	8,300	288,591
Teekay Corp.	2,900	75,893
Tesoro Corp.	9,700	113,199
Total S.A. (ADR)	96,705	4,316,911
Valero Energy Corp.	160,300	2,882,194
Whiting Petroleum Corp.*	3,300	258,786
Williams Cos., Inc.	23,600	431,408

		108,185,340

Total Energy		120,701,081

Financials (18.6%)
Capital Markets (2.7%)
Ameriprise Financial, Inc.	14,100	509,433
Ares Capital Corp.	13,100	164,143
Bank of New York Mellon Corp.	322,699	7,967,438
BlackRock, Inc.	1,600	229,440

	Number of Shares	Value (Note 1)

E*TRADE Financial Corp.*	15,100	$178,482
Federated Investors, Inc., Class B	1,900	39,349
GLG Partners, Inc.*	700	3,066
Goldman Sachs Group, Inc.	119,500	15,686,765
Invesco Ltd.	20,900	351,747
Janus Capital Group, Inc.	11,400	101,232
Jefferies Group, Inc.	8,000	168,640
Legg Mason, Inc.	11,200	313,936
Morgan Stanley	173,600	4,029,256
Northern Trust Corp.	10,000	467,000
Raymond James Financial, Inc.	6,800	167,892
State Street Corp.	103,120	3,487,519

		33,865,338

Commercial Banks (4.8%)
Associated Banc-Corp	11,800	144,668
BancorpSouth, Inc.	5,700	101,916
Bank of Hawaii Corp.	2,300	111,205
BB&T Corp.	244,150	6,423,587
BOK Financial Corp.	1,700	80,699
CapitalSource, Inc.	22,100	105,196
CIT Group, Inc.*	13,700	463,882
City National Corp./California	3,100	158,813
Comerica, Inc.	46,400	1,708,912
Commerce Bancshares, Inc./Missouri	4,985	179,410
Cullen/Frost Bankers, Inc.	3,600	185,040
East West Bancorp, Inc.	10,100	154,025
Fifth Third Bancorp	204,100	2,508,389
First Citizens BancShares, Inc./North Carolina, Class A	400	76,932
First Horizon National Corp.*	15,896	182,006
Fulton Financial Corp.	13,600	131,240
Huntington Bancshares, Inc./Ohio	49,200	272,568
KeyCorp	60,400	464,476
M&T Bank Corp.	5,100	433,245
Marshall & Ilsley Corp.	36,200	259,916
PNC Financial Services Group, Inc.	75,833	4,284,564
Popular, Inc.*	43,900	117,652
Regions Financial Corp.	129,070	849,281
SunTrust Banks, Inc.	34,300	799,190
Synovus Financial Corp.	53,800	136,652
TCF Financial Corp.	9,700	161,117
U.S. Bancorp	457,300	10,220,655
Valley National Bancorp	10,998	149,793
Wells Fargo & Co.	1,115,300	28,551,680
Wilmington Trust Corp.	6,200	68,758
Zions Bancorp	11,000	237,270

		59,722,737

Consumer Finance (0.3%)
AmeriCredit Corp.*	4,300	78,346
Capital One Financial Corp.	70,500	2,841,150
Discover Financial Services	37,300	521,454
SLM Corp.*	33,300	345,987

		3,786,937

Diversified Financial Services (4.6%)
Bank of America Corp.	1,503,053	21,598,872
Citigroup, Inc.*	1,850,000	6,956,000
CME Group, Inc.	4,600	1,295,130

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Interactive Brokers Group, Inc., Class A*	1,700	$28,220
JPMorgan Chase & Co.	738,981	27,054,094
Leucadia National Corp.*	13,400	261,434
NASDAQ OMX Group, Inc.*	8,300	147,574
NYSE Euronext	14,000	386,820

		57,728,144

Insurance (5.1%)
ACE Ltd.	44,050	2,267,694
Aflac, Inc.	129,150	5,510,830
Alleghany Corp.*	530	155,449
Allied World Assurance Co. Holdings Ltd./Bermuda	3,500	158,830
Allstate Corp.	134,655	3,868,638
American Financial Group, Inc./Ohio	5,900	161,188
American International Group, Inc.*	8,300	285,852
American National Insurance Co.	500	40,485
Aon Corp.	197,235	7,321,363
Arch Capital Group Ltd.*	3,400	253,300
Arthur J. Gallagher & Co.	5,300	129,214
Aspen Insurance Holdings Ltd.	5,300	131,122
Assurant, Inc.	7,700	267,190
Assured Guaranty Ltd.	12,600	167,202
Axis Capital Holdings Ltd.	6,200	184,264
Berkshire Hathaway, Inc., Class B*	145,100	11,563,019
Brown & Brown, Inc.	3,600	68,904
Chubb Corp.	53,260	2,663,533
Cincinnati Financial Corp.	10,000	258,700
CNA Financial Corp.*	1,800	46,008
Endurance Specialty Holdings Ltd.	2,800	105,084
Erie Indemnity Co., Class A	600	27,300
Everest Reinsurance Group Ltd.	4,100	289,952
Fidelity National Financial, Inc., Class A	15,700	203,943
Genworth Financial, Inc., Class A*	27,400	358,118
Hanover Insurance Group, Inc.	3,100	134,850
Hartford Financial Services Group, Inc.	27,900	617,427
HCC Insurance Holdings, Inc.	7,900	195,604
Lincoln National Corp.	20,800	505,232
Loews Corp.	21,600	719,496
Markel Corp.*	700	238,000
Marsh & McLennan Cos., Inc.	2,900	65,395
MBIA, Inc.*	10,500	58,905
Mercury General Corp.	1,800	74,592
MetLife, Inc.	180,850	6,828,896
Old Republic International Corp.	16,500	200,145
OneBeacon Insurance Group Ltd., Class A	1,500	21,480
PartnerReinsurance Ltd.	5,400	378,756
Principal Financial Group, Inc.	79,000	1,851,760
Progressive Corp.	46,000	861,120
Protective Life Corp.	5,800	124,062
Prudential Financial, Inc.	83,065	4,457,268
Reinsurance Group of America, Inc.	5,000	228,550
RenaissanceReinsurance Holdings Ltd.	4,000	225,080
StanCorp Financial Group, Inc.	3,300	133,782

	Number of Shares	Value (Note 1)

Symetra Financial Corp.	2,400	$28,800
Torchmark Corp.	5,700	282,207
Transatlantic Holdings, Inc.	4,400	211,024
Travelers Cos., Inc.	128,829	6,344,828
Unitrin, Inc.	3,500	89,600
Unum Group	22,800	494,760
Validus Holdings Ltd.	5,000	122,100
W.R. Berkley Corp.	8,700	230,202
Wesco Financial Corp.	100	32,320
White Mountains Insurance Group Ltd.	600	194,520
XL Capital Ltd., Class A	98,600	1,578,586

		64,016,529

Real Estate Investment Trusts (REITs) (1.0%)
Alexandria Real Estate Equities, Inc. (REIT)	3,100	196,447
AMB Property Corp. (REIT)	10,500	248,955
Annaly Capital Management, Inc. (REIT)	38,400	658,560
Apartment Investment & Management Co. (REIT), Class A	4,000	77,480
AvalonBay Communities, Inc. (REIT)	5,700	532,209
Boston Properties, Inc. (REIT)	9,600	684,864
Brandywine Realty Trust (REIT)	9,000	96,750
BRE Properties, Inc. (REIT)	4,400	162,492
Camden Property Trust (REIT)	4,500	183,825
Chimera Investment Corp. (REIT)	52,800	190,608
Corporate Office Properties Trust/Maryland (REIT)	4,000	151,040
Developers Diversified Realty Corp. (REIT)	13,700	135,630
Digital Realty Trust, Inc. (REIT)	300	17,304
Douglas Emmett, Inc. (REIT)	8,400	119,448
Duke Realty Corp. (REIT)	15,400	174,790
Equity Residential (REIT)	18,200	757,848
Essex Property Trust, Inc. (REIT)	1,300	126,802
Federal Realty Investment Trust (REIT)	1,700	119,459
General Growth Properties, Inc. (REIT)	3,000	39,780
HCP, Inc. (REIT)	20,200	651,450
Health Care REIT, Inc. (REIT)	8,500	358,020
Hospitality Properties Trust (REIT)	8,400	177,240
Host Hotels & Resorts, Inc. (REIT)	45,209	609,418
HRPT Properties Trust (REIT)*	17,700	109,917
Kimco Realty Corp. (REIT)	27,800	373,632
Liberty Property Trust (REIT)	7,800	225,030
Macerich Co. (REIT)	8,935	333,454
Mack-Cali Realty Corp. (REIT)	5,400	160,542
Nationwide Health Properties, Inc. (REIT)	8,200	293,314
Piedmont Office Realty Trust, Inc. (REIT), Class A	3,500	65,555
Plum Creek Timber Co., Inc. (REIT)	6,400	220,992
ProLogis (REIT)	30,700	310,991
Public Storage (REIT)	900	79,119

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Rayonier, Inc. (REIT)	3,900	$171,678
Realty Income Corp. (REIT)	7,200	218,376
Regency Centers Corp. (REIT)	5,600	192,640
Senior Housing Properties Trust (REIT)	8,700	174,957
Simon Property Group, Inc. (REIT)	6,224	502,588
SL Green Realty Corp. (REIT)	5,400	297,216
Taubman Centers, Inc. (REIT)	3,800	142,994
UDR, Inc. (REIT)	10,400	198,952
Ventas, Inc. (REIT)	7,900	370,905
Vornado Realty Trust (REIT)	10,158	741,026
Weingarten Realty Investors (REIT)	8,200	156,210

		11,810,507

Real Estate Management & Development (0.0%)
Forest City Enterprises, Inc., Class A*	8,700	98,484
St. Joe Co.*	600	13,896

		112,380

Thrifts & Mortgage Finance (0.1%)
Capitol Federal Financial	1,300	43,108
First Niagara Financial Group, Inc.	14,300	179,179
Hudson City Bancorp, Inc.	29,700	363,528
New York Community Bancorp, Inc.	29,900	456,573
People’s United Financial, Inc.	25,500	344,250
TFS Financial Corp.	5,400	67,014
Washington Federal, Inc.	7,700	124,586

		1,578,238

Total Financials		232,620,810

Health Care (10.6%)
Biotechnology (0.5%)
Abraxis Bioscience, Inc.*	300	22,260
Amgen, Inc.*	65,900	3,466,340
Biogen Idec, Inc.*	18,400	873,080
Cephalon, Inc.*	5,200	295,100
Genzyme Corp.*	4,400	223,388
Gilead Sciences, Inc.*	45,000	1,542,600

		6,422,768

Health Care Equipment & Supplies (1.1%)
Baxter International, Inc.	6,800	276,352
Beckman Coulter, Inc.	4,800	289,392
Becton, Dickinson and Co.	28,900	1,954,218
Boston Scientific Corp.*	104,200	604,360
CareFusion Corp.*	9,700	220,190
Cooper Cos., Inc.	2,500	99,475
Covidien plc	112,550	4,522,259
Hill-Rom Holdings, Inc.	700	21,301
Hologic, Inc.*	17,800	247,954
Inverness Medical Innovations, Inc.*	4,100	109,306
Kinetic Concepts, Inc.*	3,900	142,389
Medtronic, Inc.	94,280	3,419,536
St. Jude Medical, Inc.*	36,060	1,301,405

	Number of Shares	Value (Note 1)

Teleflex, Inc.	2,300	$124,844
Zimmer Holdings, Inc.*	14,000	756,700

		14,089,681

Health Care Providers & Services (0.8%)
Aetna, Inc.	29,200	770,296
Brookdale Senior Living, Inc.*	5,000	75,000
Cardinal Health, Inc.	16,300	547,843
CIGNA Corp.	19,000	590,140
Community Health Systems, Inc.*	46,400	1,568,784
Coventry Health Care, Inc.*	10,100	178,568
Emdeon, Inc., Class A*	100	1,253
Health Net, Inc.*	6,800	165,716
Humana, Inc.*	11,700	534,339
LifePoint Hospitals, Inc.*	3,800	119,320
McKesson Corp.	10,600	711,896
MEDNAX, Inc.*	200	11,122
Omnicare, Inc.	7,400	175,380
Quest Diagnostics, Inc.	1,400	69,678
Tenet Healthcare Corp.*	9,200	39,928
UnitedHealth Group, Inc.	78,100	2,218,040
Universal Health Services, Inc., Class B	5,800	221,270
WellPoint, Inc.*	29,400	1,438,542

		9,437,115

Life Sciences Tools & Services (0.3%)
Bio-Rad Laboratories, Inc., Class A*	1,400	121,086
Charles River Laboratories International, Inc.*	3,500	119,735
Life Technologies Corp.*	3,700	174,825
PerkinElmer, Inc.	4,400	90,948
Thermo Fisher Scientific, Inc.*	45,470	2,230,304
Waters Corp.*	17,820	1,152,954

		3,889,852

Pharmaceuticals (7.9%)
Abbott Laboratories, Inc.	104,860	4,905,351
AstraZeneca plc (ADR)	26,300	1,239,519
Bristol-Myers Squibb Co.	118,237	2,948,831
Eli Lilly and Co.	53,800	1,802,300
Endo Pharmaceuticals Holdings, Inc.*	7,900	172,378
Forest Laboratories, Inc.*	20,800	570,544
GlaxoSmithKline plc	54,215	918,791
Johnson & Johnson	370,295	21,869,622
King Pharmaceuticals, Inc.*	17,100	129,789
Merck & Co., Inc.	662,675	23,173,745
Mylan, Inc.*	3,300	56,232
Pfizer, Inc.	1,963,385	27,997,870
Roche Holding AG	5,130	704,470
Sanofi-Aventis S.A. (ADR)	373,350	11,222,901
Watson Pharmaceuticals, Inc.*	7,700	312,389

		98,024,732

Total Health Care		131,864,148

Industrials (7.3%)
Aerospace & Defense (3.0%)
Alliant Techsystems, Inc.*	200	12,412

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

BE Aerospace, Inc.*	6,600	$167,838
Boeing Co.	9,900	621,225
General Dynamics Corp.	23,800	1,393,728
Goodrich Corp.	6,200	410,750
Honeywell International, Inc.	235,735	9,200,737
ITT Corp.	12,600	565,992
L-3 Communications Holdings, Inc.	8,000	566,720
Lockheed Martin Corp.	131,110	9,767,695
Northrop Grumman Corp.	133,820	7,285,161
Raytheon Co.	26,200	1,267,818
Rockwell Collins, Inc.	5,100	270,963
Spirit AeroSystems Holdings, Inc., Class A*	6,100	116,266
United Technologies Corp.	79,280	5,146,065

		36,793,370

Air Freight & Logistics (0.0%)
FedEx Corp.	7,600	532,836
UTi Worldwide, Inc.	1,100	13,618

		546,454

Airlines (0.2%)
AMR Corp.*	15,400	104,412
Copa Holdings S.A., Class A	800	35,376
Delta Air Lines, Inc.*	143,400	1,684,950
Southwest Airlines Co.	44,300	492,173
UAL Corp.*	2,900	59,624

		2,376,535

Building Products (0.0%)
Armstrong World Industries, Inc.*	1,300	39,234
Masco Corp.	17,200	185,072
Owens Corning, Inc.*	3,500	104,685
USG Corp.*	2,700	32,616

		361,607

Commercial Services & Supplies (0.2%)
Avery Dennison Corp.	7,100	228,123
Cintas Corp.	9,100	218,127
Corrections Corp. of America*	6,400	122,112
Covanta Holding Corp.*	8,300	137,697
KAR Auction Services, Inc.*	1,600	19,792
Pitney Bowes, Inc.	4,000	87,840
R.R. Donnelley & Sons Co.	13,400	219,358
Republic Services, Inc.	15,600	463,788
Waste Connections, Inc.*	1,100	38,379
Waste Management, Inc.	33,200	1,038,828

		2,574,044

Construction & Engineering (0.1%)
Aecom Technology Corp.*	4,800	110,688
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)*	4,100	77,121
Fluor Corp.	11,600	493,000
Jacobs Engineering Group, Inc.*	3,400	123,896
KBR, Inc.	10,400	211,536
Quanta Services, Inc.*	14,400	297,360
Shaw Group, Inc.*	2,500	85,550
URS Corp.*	5,700	224,295

		1,623,446

	Number of Shares	Value (Note 1)

Electrical Equipment (0.0%)
General Cable Corp.*	2,300	$61,295
Hubbell, Inc., Class B	2,500	99,225
Regal-Beloit Corp.	400	22,312
Thomas & Betts Corp.*	3,000	104,100

		286,932

Industrial Conglomerates (1.5%)
3M Co.	33,940	2,680,921
Carlisle Cos., Inc.	3,900	140,907
General Electric Co.	799,000	11,521,580
McDermott International, Inc.*	3,300	71,478
Textron, Inc.	185,800	3,153,026
Tyco International Ltd.	30,000	1,056,900

		18,624,812

Machinery (1.5%)
AGCO Corp.*	6,400	172,608
Caterpillar, Inc.	81,650	4,904,716
CNH Global N.V.*	1,400	31,710
Crane Co.	3,400	102,714
Cummins, Inc.	58,050	3,780,796
Danaher Corp.	34,320	1,273,958
Deere & Co.	1,700	94,656
Dover Corp.	4,700	196,413
Eaton Corp.	29,520	1,931,789
Flowserve Corp.	600	50,880
Gardner Denver, Inc.	200	8,918
Harsco Corp.	5,100	119,850
IDEX Corp.	1,000	28,570
Ingersoll-Rand plc	119,700	4,128,453
Kennametal, Inc.	1,400	35,602
Parker Hannifin Corp.	8,000	443,680
Pentair, Inc.	3,200	103,040
Snap-On, Inc.	4,000	163,640
SPX Corp.	14,500	765,745
Terex Corp.*	7,400	138,676
Timken Co.	1,500	38,985
Trinity Industries, Inc.	5,400	95,688
Wabtec Corp.	2,800	111,692

		18,722,779

Marine (0.0%)
Alexander & Baldwin, Inc.	2,800	83,384
Kirby Corp.*	3,500	133,875

		217,259

Professional Services (0.2%)
Dun & Bradstreet Corp.	19,600	1,315,552
Equifax, Inc.	8,700	244,122
FTI Consulting, Inc.*	600	26,154
Manpower, Inc.	5,600	241,808
Towers Watson & Co., Class A	2,500	97,125

		1,924,761

Road & Rail (0.6%)
Canadian National Railway Co.	19,580	1,123,500
Con-way, Inc.	3,400	102,068
CSX Corp.	26,800	1,330,084
Hertz Global Holdings, Inc.*	74,300	702,878
Kansas City Southern*	2,900	105,415
Norfolk Southern Corp.	25,500	1,352,775

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Ryder System, Inc.	1,700	$68,391
Union Pacific Corp.	30,500	2,120,055

		6,905,166

Trading Companies & Distributors (0.0%)
GATX Corp.	2,300	61,364
WESCO International, Inc.*	2,000	67,340

		128,704

Total Industrials		91,085,869

Information Technology (6.9%)
Communications Equipment (1.7%)
Brocade Communications Systems, Inc.*	30,500	157,380
Cisco Systems, Inc.*	429,650	9,155,841
CommScope, Inc.*	6,500	154,505
EchoStar Corp., Class A*	2,500	47,700
Motorola, Inc.*	599,500	3,908,740
Nokia Oyj (ADR)	105,400	859,010
QUALCOMM, Inc.	199,650	6,556,506
Tellabs, Inc.	26,400	168,696

		21,008,378

Computers & Peripherals (0.9%)
Dell, Inc.*	111,900	1,349,514
Diebold, Inc.	3,500	95,375
Hewlett-Packard Co.	203,190	8,794,063
Lexmark International, Inc., Class A*	5,400	178,362
Seagate Technology*	72,300	942,792
Western Digital Corp.*	12,100	364,936

		11,725,042

Electronic Equipment, Instruments & Components (0.4%)
Arrow Electronics, Inc.*	7,400	165,390
Avnet, Inc.*	10,400	250,744
AVX Corp.	3,000	38,460
Corning, Inc.	93,800	1,514,870
Ingram Micro, Inc., Class A*	10,700	162,533
Itron, Inc.*	200	12,364
Jabil Circuit, Inc.	3,600	47,880
Molex, Inc.	9,100	165,984
Tech Data Corp.*	3,500	124,670
Tyco Electronics Ltd.	91,400	2,319,732
Vishay Intertechnology, Inc.*	21,850	169,119

		4,971,746

Internet Software & Services (0.2%)
AOL, Inc.*	36,675	762,473
eBay, Inc.*	49,000	960,890
IAC/InterActiveCorp*	3,700	81,289
Monster Worldwide, Inc.*	4,300	50,095
Yahoo!, Inc.*	55,000	760,650

		2,615,397

IT Services (1.4%)
Accenture plc, Class A	231,290	8,939,359
Amdocs Ltd.*	10,200	273,870
Broadridge Financial Solutions, Inc.	800	15,240

	Number of Shares	Value (Note 1)

Computer Sciences Corp.	10,600	$479,650
Convergys Corp.*	6,800	66,708
CoreLogic, Inc.	7,100	125,386
Fidelity National Information Services, Inc.	22,800	611,496
Fiserv, Inc.*	3,500	159,810
International Business Machines Corp.	32,930	4,066,196
Mastercard, Inc., Class A	6,730	1,342,837
Total System Services, Inc.	11,300	153,680
Western Union Co.	82,935	1,236,561

		17,470,793

Office Electronics (0.1%)
Xerox Corp.	94,794	762,144
Zebra Technologies Corp., Class A*	1,700	43,129

		805,273

Semiconductors & Semiconductor Equipment (1.3%)
Advanced Micro Devices, Inc.*	25,400	185,928
Atmel Corp.*	3,300	15,840
Fairchild Semiconductor International, Inc.*	8,600	72,326
Intel Corp.	283,180	5,507,851
International Rectifier Corp.*	4,800	89,328
Intersil Corp., Class A	5,500	66,605
KLA-Tencor Corp.	11,000	306,680
LSI Corp.*	44,900	206,540
MEMC Electronic Materials, Inc.*	9,100	89,908
Micron Technology, Inc.*	58,800	499,212
National Semiconductor Corp.	1,400	18,844
Novellus Systems, Inc.*	700	17,752
PMC-Sierra, Inc.*	14,900	112,048
SunPower Corp., Class A*	4,000	48,400
Teradyne, Inc.*	57,900	564,525
Texas Instruments, Inc.	373,475	8,694,498

		16,496,285

Software (0.9%)
Activision Blizzard, Inc.	25,900	271,691
CA, Inc.	4,900	90,160
Compuware Corp.*	6,700	53,466
Electronic Arts, Inc.*	1,300	18,720
Microsoft Corp.	268,300	6,173,583
Novell, Inc.*	23,900	135,752
Oracle Corp.	170,715	3,663,544
Symantec Corp.*	49,700	689,836
Synopsys, Inc.*	9,600	200,352

		11,297,104

Total Information Technology		86,390,018

Materials (2.6%)
Chemicals (1.0%)
Air Products & Chemicals, Inc.	32,010	2,074,568
Ashland, Inc.	4,900	227,458
Cabot Corp.	4,500	108,495
CF Industries Holdings, Inc.	1,381	87,625
Cytec Industries, Inc.	3,400	135,966
Dow Chemical Co.	79,400	1,883,368

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

E.I. du Pont de Nemours & Co.	40,800	$1,411,272
Eastman Chemical Co.	4,000	213,440
FMC Corp.	1,600	91,888
Huntsman Corp.	60,100	521,067
Intrepid Potash, Inc.*	3,000	58,710
PPG Industries, Inc.	47,620	2,876,724
RPM International, Inc.	4,400	78,496
Sherwin-Williams Co.	35,980	2,489,456
Sigma-Aldrich Corp.	700	34,881
Valspar Corp.	6,100	183,732

		12,477,146

Construction Materials (0.0%)
Vulcan Materials Co.	8,800	385,704

Containers & Packaging (0.2%)
AptarGroup, Inc.	4,700	177,754
Ball Corp.	5,000	264,150
Bemis Co., Inc.	7,500	202,500
Greif, Inc., Class A	2,400	133,296
Owens-Illinois, Inc.*	7,800	206,310
Packaging Corp. of America	7,100	156,342
Pactiv Corp.*	900	25,065
Sealed Air Corp.	10,900	214,948
Sonoco Products Co.	6,900	210,312
Temple-Inland, Inc.	6,000	124,020

		1,714,697

Metals & Mining (1.3%)
AK Steel Holding Corp.	15,800	188,336
Alcoa, Inc.	60,000	603,600
Commercial Metals Co.	7,800	103,116
Freeport-McMoRan Copper & Gold, Inc.	32,100	1,898,073
Gerdau Ameristeel Corp.*	8,400	91,560
Newmont Mining Corp.	162,275	10,018,858
Nucor Corp.	12,400	474,672
Reliance Steel & Aluminum Co.	27,900	1,008,585
Royal Gold, Inc.	2,800	134,400
Schnitzer Steel Industries, Inc., Class A	1,200	47,040
Steel Dynamics, Inc.	84,400	1,113,236
United States Steel Corp.	8,000	308,400
Walter Energy, Inc.	800	48,680

		16,038,556

Paper & Forest Products (0.1%)
Domtar Corp.	2,900	142,535
International Paper Co.	6,600	149,358
MeadWestvaco Corp.	11,700	259,740
Weyerhaeuser Co.	14,500	510,400

		1,062,033

Total Materials		31,678,136

Telecommunication Services (3.7%)
Diversified Telecommunication Services (2.4%)
AT&T, Inc.	941,645	22,778,393
CenturyLink, Inc.	20,659	688,151
Frontier Communications Corp.	13,200	93,852
Level 3 Communications, Inc.*	69,900	76,191

	Number of Shares	Value (Note 1)

Qwest Communications International, Inc.	119,300	$626,325
Verizon Communications, Inc.	194,300	5,444,286
Windstream Corp.	19,400	204,864

		29,912,062

Wireless Telecommunication Services (1.3%)
Clearwire Corp., Class A*	2,300	16,744
Leap Wireless International, Inc.*	4,100	53,218
MetroPCS Communications, Inc.*	9,000	73,710
NII Holdings, Inc.*	2,400	78,048
Sprint Nextel Corp.*	728,600	3,089,264
Telephone & Data Systems, Inc.	5,800	176,262
U.S. Cellular Corp.*	1,100	45,265
Vodafone Group plc	1,663,303	3,446,731
Vodafone Group plc (ADR)	425,850	8,802,320

		15,781,562

Total Telecommunication Services		45,693,624

Utilities (3.4%)
Electric Utilities (1.5%)
Allegheny Energy, Inc.	11,600	239,888
American Electric Power Co., Inc.	60,900	1,967,070
DPL, Inc.	8,100	193,590
Duke Energy Corp.	90,200	1,443,200
Edison International	22,400	710,528
Entergy Corp.	24,970	1,788,351
Exelon Corp.	45,400	1,723,838
FirstEnergy Corp.	21,000	739,830
Great Plains Energy, Inc.	9,300	158,286
Hawaiian Electric Industries, Inc.	6,400	145,792
ITC Holdings Corp.	400	21,164
NextEra Energy, Inc.	50,980	2,485,785
Northeast Utilities	12,100	308,308
NV Energy, Inc.	16,100	190,141
Pepco Holdings, Inc.	15,300	239,904
Pinnacle West Capital Corp.	49,800	1,810,728
PPL Corp.	67,650	1,687,868
Progress Energy, Inc.	19,700	772,634
Southern Co.	56,700	1,886,976
Westar Energy, Inc.	7,600	164,236

		18,678,117

Gas Utilities (0.2%)
AGL Resources, Inc.	5,300	189,846
Atmos Energy Corp.	6,400	173,056
Energen Corp.	4,900	217,217
EQT Corp.	700	25,298
National Fuel Gas Co.	5,100	233,988
ONEOK, Inc.	7,300	315,725
Questar Corp.	12,000	545,880
UGI Corp.	7,500	190,800

		1,891,810

Independent Power Producers & Energy Traders (0.2%)
AES Corp.*	46,000	425,040
Calpine Corp.*	12,800	162,816
Constellation Energy Group, Inc.	47,400	1,528,650

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Mirant Corp.*	10,000	$105,600
NRG Energy, Inc.*	17,500	371,175
Ormat Technologies, Inc.	600	16,974
RRI Energy, Inc.*	24,200	91,718

		2,701,973

Multi-Utilities (1.5%)
Alliant Energy Corp.	7,600	241,224
Ameren Corp.	28,600	679,822
CenterPoint Energy, Inc.	41,140	541,402
CMS Energy Corp.	53,650	785,972
Consolidated Edison, Inc.	19,400	836,140
Dominion Resources, Inc.	114,229	4,425,231
DTE Energy Co.	11,600	529,076
Integrys Energy Group, Inc.	5,300	231,822
MDU Resources Group, Inc.	12,900	232,587
NiSource, Inc.	123,600	1,792,200
NSTAR	7,300	255,500
OGE Energy Corp.	6,700	244,952
PG&E Corp.	76,465	3,142,712
Public Service Enterprise Group, Inc.	87,375	2,737,459
SCANA Corp.	7,800	278,928
Sempra Energy	17,000	795,430
TECO Energy, Inc.	14,700	221,529
Vectren Corp.	5,500	130,130
Wisconsin Energy Corp.	8,000	405,920
Xcel Energy, Inc.	31,500	649,215

		19,157,251

Water Utilities (0.0%)
American Water Works Co., Inc.	12,000	247,200
Aqua America, Inc.	9,400	166,192

		413,392

Total Utilities		42,842,543

Total Common Stocks (80.1%)
(Cost $986,002,445)		999,154,716

PREFERRED STOCK:
Utilities (0.0%)
Electric Utilities (0.0%)
PPL Corp.
9.500%*	7,500	390,041

Total Preferred Stocks (0.0%)
(Cost $375,000)		390,041

	Principal Amount	Value (Note 1)

SHORT-TERM INVESTMENTS:
Commercial Paper (0.2%)
HSBC USA, Inc. 0.10%, 7/1/10 (p)	$2,693,000	$2,692,992

Government Securities (1.8%)
U.S. Treasury Bills 0.17%, 11/4/10 #(p)	22,008,300	21,995,051

Time Deposit (19.5%)
JPMorgan Chase Nassau 0.000%, 7/1/10	243,995,745	243,995,745

Total Short-Term Investments (21.5%) (Cost/Amortized Cost $268,682,597)		268,683,788

Total Investments (101.6%) (Cost/Amortized Cost $1,255,060,042)		1,268,228,545
Other Assets Less Liabilities (-1.6%)		(19,990,395)

Net Assets (100%)		$1,248,238,150

*	Non-income producing.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $21,995,051.
(p)	Yield to maturity.

Glossary:

ADR—	American Depositary Receipt

At June 30, 2010, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2010	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index	3,481	September-10	$188,947,214	$178,679,730	$(10,267,484)
S&P MidCap 400 E-Mini Index	839	September-10	64,070,415	59,569,000	(4,501,415)

					$(14,768,899)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (Including Quoted Prices for Similar Securities, Interest Rates, Prepayment Speeds, Credit Risk, etc.)	Level 3 Significant Unobservable Inputs (Including the Portfolio’s Own Assumptions in Determining the Fair Value of Investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$101,137,066	$—	$—	$101,137,066
Consumer Staples	109,137,099	6,004,322	—	115,141,421
Energy	120,701,081	—	—	120,701,081
Financials	232,620,810	—	—	232,620,810
Health Care	130,240,887	1,623,261	—	131,864,148
Industrials	91,085,869	—	—	91,085,869
Information Technology	86,390,018	—	—	86,390,018
Materials	31,678,136	—	—	31,678,136
Telecommunication Services	42,246,893	3,446,731	—	45,693,624
Utilities	42,842,543	—	—	42,842,543
Preferred Stocks
Utilities	—	390,041	—	390,041
Short-Term Investments	—	268,683,788	—	268,683,788

Total Assets	$988,080,402	$280,148,143	$—	$1,268,228,545

Liabilities:
Futures	$(14,768,899)	$—	$—	$(14,768,899)

Total Liabilities	$(14,768,899)	$—	$—	$(14,768,899)

Total	$973,311,503	$280,148,143	$—	$1,253,459,646

Fair Values of Derivative Instruments as of June 30, 2010:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	—	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$—

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	(14,768,899	)*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$(14,768,899)

* Includes cumulative appreciation/depreciation of futures contracts as reported in Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

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MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2010:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	(16,866,847)	—	—	(16,866,847)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(16,866,847)	$—	$—	$(16,866,847)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	(14,749,302)	—	—	(14,749,302)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(14,749,302)	$—	$—	$(14,749,302)

The Portfolio held futures contracts with an average notional balance of approximately $40,434,000 during the six months ended June 30, 2010.

^ This Portfolio held futures contracts to gain or reduce exposure to the financial markets.

Investment security transactions for the six months ended June 30, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$283,195,299
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$718,345,649

As of June 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$44,370,311
Aggregate gross unrealized depreciation	(69,300,375)

Net unrealized depreciation	$(24,930,064)

Federal income tax cost of investments	$1,293,158,609

For the six months ended June 30, 2010, the Portfolio incurred approximately $1,167 as brokerage commission with Keefe Bruyette & Woods, Inc., $3,595 with Sanford C. Bernstein & Co., Inc. and $3,569 with Williams Capital Group, affiliated broker/dealers.

The Portfolio has a net capital loss carryforward of $781,512,491 of which $165,673,773 expires in the year 2016, and $615,838,718 expires in the year 2017.

See Notes to Financial Statements.

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MULTIMANAGER LARGE CAP VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2010 (Unaudited)

ASSETS
Investments at value (Cost $1,255,060,042)	$1,268,228,545
Cash	9,468
Receivable for securities sold	2,540,437
Dividends, interest and other receivables	1,934,236
Receivable from Separate Accounts for Trust shares sold	427,425
Other assets	8,664

Total assets	1,273,148,775

LIABILITIES
Payable for securities purchased	21,272,209
Variation margin payable on futures contracts	1,816,275
Investment management fees payable	787,868
Payable to Separate Accounts for Trust shares redeemed	572,074
Administrative fees payable	175,580
Distribution fees payable - Class B	92,665
Trustees’ fees payable	24,759
Accrued expenses	169,195

Total liabilities	24,910,625

NET ASSETS	$1,248,238,150

Net assets were comprised of:
Paid in capital	$1,995,316,000
Accumulated undistributed net investment income (loss)	8,838,811
Accumulated undistributed net realized gains (losses) on investments, futures and foreign currency transactions	(754,320,689)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	(1,595,972)

Net assets	$1,248,238,150

Class A
Net asset value, offering and redemption price per share, $820,796,347 / 100,875,221 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.14

Class B
Net asset value, offering and redemption price per share, $427,441,803 / 52,584,158 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.13

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2010 (Unaudited)

INVESTMENT INCOME
Dividends (net of $22,729 foreign withholding tax)	$15,709,308
Interest	6,058
Securities lending (net)	30,463

Total income	15,745,829

EXPENSES
Investment management fees	5,230,480
Administrative fees	1,161,554
Distribution fees - Class B	597,894
Printing and mailing expenses	87,138
Custodian fees	69,983
Professional fees	34,737
Trustees’ fees	12,382
Miscellaneous	18,386

Gross expenses	7,212,554
Less: Fees paid indirectly	(44,879)

Net expenses	7,167,675

NET INVESTMENT INCOME (LOSS)	8,578,154

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	83,947,976
Foreign currency transactions	(7,838)
Futures	(16,866,847)

Net realized gain (loss)	67,073,291

Change in unrealized appreciation (depreciation) on:
Securities	(139,580,517)
Foreign currency translations	3,776
Futures	(14,749,302)

Net change in unrealized appreciation (depreciation)	(154,326,043)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(87,252,752)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(78,674,598)

See Notes to Financial Statements.

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MULTIMANAGER LARGE CAP VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$8,578,154	$27,397,151
Net realized gain (loss) on investments, futures and foreign currency transactions	67,073,291	(529,407,231)
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	(154,326,043)	732,269,456

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(78,674,598)	230,259,376

DIVIDENDS:
Dividends from net investment income
Class A	—	(19,167,537)
Class B	—	(7,955,602)

TOTAL DIVIDENDS	—	(27,123,139)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 1,724,944 and 16,822,927 shares, respectively ]	15,612,492	116,248,547
Capital shares issued in reinvestment of dividends [ 0 and 2,218,818 shares, respectively ]	—	19,167,537
Capital shares repurchased [ (17,657,976) and (65,946,548) shares, respectively ]	(164,637,938)	(417,607,071)

Total Class A transactions	(149,025,446)	(282,190,987)

Class B
Capital shares sold [ 2,013,195 and 6,967,188 shares, respectively ]	17,887,833	49,964,835
Capital shares issued in reinvestment of dividends [ 0 and 920,621 shares, respectively ]	—	7,955,602
Capital shares repurchased [ (5,045,099) and (13,240,809) shares, respectively ]	(45,144,702)	(96,220,039)

Total Class B transactions	(27,256,869)	(38,299,602)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(176,282,315)	(320,490,589)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(254,956,913)	(117,354,352)
NET ASSETS:
Beginning of period	1,503,195,063	1,620,549,415

End of period (a)	$1,248,238,150	$1,503,195,063

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$8,838,811	$260,657

See Notes to Financial Statements.

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MULTIMANAGER LARGE CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
Class A		2009		2008	2007	2006	2005
Net asset value, beginning of period	$8.72	$7.21		$11.79	$12.83	$11.19	$10.99

Income (loss) from investment operations:
Net investment income (loss)	0.06 (e)	0.15	(e)	0.18 (e)	0.19 (e)	0.14 (e)	0.13 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(0.64)	1.53		(4.58)	0.29	2.05	0.68

Total from investment operations	(0.58)	1.68		(4.40)	0.48	2.19	0.81

Less distributions:
Dividends from net investment income	—	(0.17)		(0.16)	(0.18)	(0.12)	(0.09)
Distributions from net realized gains	—	—		(0.02)	(1.34)	(0.43)	(0.52)

Total dividends and distributions	—	(0.17)		(0.18)	(1.52)	(0.55)	(0.61)

Net asset value, end of period	$8.14	$8.72		$7.21	$11.79	$12.83	$11.19

Total return (b)	(6.65)%	23.29%		(37.33)%	3.88%	19.62%	7.37%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$820,796	$1,018,251		$1,180,738	$1,220,184	$914,471	$309,385
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.92%	0.93%		1.05%	1.07%	1.10%	1.10%
After waivers, reimbursements and fees paid indirectly (a)	0.91%	0.82	%(c)	1.03%	1.01%	1.06%	1.04%
Before waivers, reimbursements and fees paid indirectly (a)	0.92%	0.93%		1.05%	1.07%	1.10%	1.12%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	1.27%	1.92%		1.79%	1.38%	1.12%	1.03%
After waivers, reimbursements and fees paid indirectly (a)	1.27%	2.04%		1.82%	1.44%	1.16%	1.09%
Before waivers, reimbursements and fees paid indirectly (a)	1.27%	1.92%		1.79%	1.38%	1.12%	1.01%
Portfolio turnover rate	21%	77%		60%	77%	63%	76%

See Notes to Financial Statements.

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MULTIMANAGER LARGE CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
Class B		2009		2008	2007		2006		2005
Net asset value, beginning of period	$8.72	$7.21		$11.79	$12.83		$11.19		$10.99

Income (loss) from investment operations:
Net investment income (loss)	0.05 (e)	0.13	(e)	0.15 (e)	0.16	(e)	0.11	(e)	0.09 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(0.64)	1.53		(4.57)	0.29		2.05		0.69

Total from investment operations	(0.59)	1.66		(4.42)	0.45		2.16		0.78

Less distributions:
Dividends from net investment income	—	(0.15)		(0.14)	(0.15)		(0.09)		(0.06)
Distributions from net realized gains	—	—		(0.02)	(1.34)		(0.43)		(0.52)

Total dividends and distributions	—	(0.15)		(0.16)	(1.49)		(0.52)		(0.58)

Net asset value, end of period	$8.13	$8.72		$7.21	$11.79		$12.83		$11.19

Total return (b)	(6.77)%	22.97%		(37.49)%	3.61%		19.32%		7.10%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$427,442	$484,944		$439,812	$718,323		$702,312		$526,727
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.17%	1.18%		1.30%	1.32%		1.35%		1.35%
After waivers, reimbursements and fees paid indirectly (a)	1.16%	1.07	%(c)	1.28%	1.26	%(c)	1.31	%(c)	1.29%
Before waivers, reimbursements and fees paid indirectly (a)	1.17%	1.18%		1.30%	1.32%		1.35%		1.37%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	1.02%	1.63%		1.51%	1.12%		0.85%		0.78%
After waivers, reimbursements and fees paid indirectly (a)	1.03%	1.73%		1.53%	1.18%		0.89%		0.84%
Before waivers, reimbursements and fees paid indirectly (a)	1.02%	1.63%		1.51%	1.12%		0.85%		0.76%
Portfolio turnover rate	21%	77%		60%	77%		63%		76%

(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expense.
(e)	Net investment income is based on average shares outstanding.

See Notes to Financial Statements.

MULTIMANAGER MID CAP GROWTH PORTFOLIO (Unaudited)

Sector Weightings as of 06/30/10	% of Net Assets
Information Technology	21.9%
Consumer Discretionary	16.2
Industrials	13.5
Health Care	13.0
Financials	4.8
Energy	3.5
Materials	2.7
Consumer Staples	2.0
Telecommunication Services	0.9
Utilities	0.1
Cash and Other	21.4

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2010 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Expenses Paid During Period* 1/1/10 - 6/30/10
Class A
Actual	$1,000.00	$969.70	$5.23
Hypothetical (5% average return before expenses)	1,000.00	1,019.49	5.36
Class B
Actual	1,000.00	968.90	6.44
Hypothetical (5% average return before expenses)	1,000.00	1,018.25	6.61

*   Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 1.07% and 1.32%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

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MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (16.2%)
Auto Components (0.9%)
American Axle & Manufacturing Holdings, Inc.*	7,581	$55,569
Amerigon, Inc.*	3,300	24,354
Autoliv, Inc.*	3,668	175,514
BorgWarner, Inc.*	13,751	513,462
Cooper Tire & Rubber Co.	7,600	148,200
Dana Holding Corp.*	16,356	163,560
Dorman Products, Inc.*	1,368	27,811
Drew Industries, Inc.*	16,952	342,430
Exide Technologies, Inc.*	1,805	9,386
Federal-Mogul Corp.*	600	7,812
Fuel Systems Solutions, Inc.*	1,700	44,115
Gentex Corp.	69,300	1,246,014
Goodyear Tire & Rubber Co.*	30,939	307,534
Hawk Corp., Class A*	624	15,881
Lear Corp.*	1,763	116,711
Standard Motor Products, Inc.	915	7,384
Stoneridge, Inc.*	1,699	12,895
Tenneco, Inc.*	39,346	828,627
TRW Automotive Holdings Corp.*	6,714	185,105

		4,232,364

Automobiles (0.0%)
Thor Industries, Inc.	4,232	100,510
Winnebago Industries, Inc.*	3,546	35,247

		135,757

Distributors (0.5%)
Core-Mark Holding Co., Inc.*	100	2,740
LKQ Corp.*	120,970	2,332,302

		2,335,042

Diversified Consumer Services (1.6%)
American Public Education, Inc.*	2,286	99,898
Bridgepoint Education, Inc.*	2,474	39,114
Cambium Learning Group, Inc.*	1,110	3,996
Capella Education Co.*	2,153	175,147
Career Education Corp.*	8,287	190,767
Coinstar, Inc.*	26,606	1,143,260
Corinthian Colleges, Inc.*	10,869	107,060
CPI Corp.	732	16,411
DeVry, Inc.	8,080	424,119
Education Management Corp.*	3,010	45,902
Grand Canyon Education, Inc.*	27,114	635,281
Hillenbrand, Inc.	7,866	168,254
ITT Educational Services, Inc.*	4,362	362,133
K12, Inc.*	3,200	70,976
Learning Tree International, Inc.*	1,000	10,850
Lincoln Educational Services Corp.*	2,023	41,654
Matthews International Corp., Class A	3,700	108,336
Pre-Paid Legal Services, Inc.*	875	39,804
Princeton Review, Inc.*	2,300	5,336
Sotheby’s, Inc.	28,237	645,780
Steiner Leisure Ltd.*	1,882	72,344
Strayer Education, Inc.	11,280	2,344,999
Universal Technical Institute, Inc.*	2,800	66,192

	Number of Shares	Value (Note 1)

Weight Watchers International, Inc.	4,197	$107,821

		6,925,434

Hotels, Restaurants & Leisure (2.5%)
AFC Enterprises, Inc.*	2,319	21,103
Ambassadors Group, Inc.	2,536	28,631
Ameristar Casinos, Inc.	3,100	46,686
Bally Technologies, Inc.*	6,977	225,985
BJ’s Restaurants, Inc.*	2,820	66,552
Brinker International, Inc.	11,425	165,206
Buffalo Wild Wings, Inc.*	25,929	948,483
Burger King Holdings, Inc	11,708	197,163
California Pizza Kitchen, Inc.*	2,554	38,693
Caribou Coffee Co., Inc.*	1,090	10,322
Carrols Restaurant Group, Inc.*	1,200	5,484
CEC Entertainment, Inc.*	2,788	98,305
Cheesecake Factory, Inc.*	53,355	1,187,682
Chipotle Mexican Grill, Inc.*	9,595	1,312,692
Choice Hotels International, Inc.	329	9,939
Churchill Downs, Inc.	242	7,938
CKE Restaurants, Inc.	6,900	86,457
Cracker Barrel Old Country Store, Inc.	2,814	131,020
Denny’s Corp.*	14,200	36,920
DineEquity, Inc.*	2,301	64,244
Domino’s Pizza, Inc.*	1,555	17,572
Einstein Noah Restaurant Group, Inc.*	600	6,474
Empire Resorts, Inc.*	2,891	4,712
Gaylord Entertainment Co.*	39,720	877,415
International Speedway Corp., Class A	660	17,002
Interval Leisure Group, Inc.*	5,400	67,230
Isle of Capri Casinos, Inc.*	266	2,463
Jack in the Box, Inc.*	6,457	125,589
Jamba, Inc.*	6,918	14,735
Krispy Kreme Doughnuts, Inc.*	9,200	31,004
Life Time Fitness, Inc.*	4,679	148,745
McCormick & Schmick’s Seafood Restaurants, Inc.*	643	4,797
MGM MIRAGE*	59,222	570,900
Monarch Casino & Resort, Inc.*	351	3,556
Morgans Hotel Group Co.*	1,452	8,944
Multimedia Games, Inc.*	100	450
Orient-Express Hotels Ltd., Class A*	90,360	668,664
P.F. Chang’s China Bistro, Inc.	2,889	114,549
Panera Bread Co., Class A*	18,252	1,374,193
Papa John’s International, Inc.*	2,101	48,575
Peet’s Coffee & Tea, Inc.*	24,909	978,176
Pinnacle Entertainment, Inc.*	681	6,442
Ruth’s Hospitality Group, Inc.*	4,100	17,138
Scientific Games Corp., Class A*	4,336	39,891
Shuffle Master, Inc.*	106,042	849,396
Sonic Corp.*	7,800	60,450
Texas Roadhouse, Inc.*	7,071	89,236
Wendy’s/Arby’s Group, Inc., Class A	15,900	63,600
WMS Industries, Inc.*	7,338	288,017

		11,189,420

See Notes to Financial Statements.

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MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Household Durables (1.4%)
Blyth, Inc.	244	$8,313
D.R. Horton, Inc.	14,270	140,274
Ethan Allen Interiors, Inc.	717	10,031
Harman International Industries, Inc.*	4,271	127,660
iRobot Corp.*	2,660	49,981
Jarden Corp.	46,070	1,237,901
La-Z-Boy, Inc.*	655	4,867
Leggett & Platt, Inc.	11,357	227,822
Mohawk Industries, Inc.*	715	32,718
MRV Engenharia e Participacoes S.A.	139,480	985,247
National Presto Industries, Inc.	600	55,716
NVR, Inc.*	779	510,268
Sealy Corp.*	1,700	4,539
Tempur-Pedic International, Inc.*	82,040	2,522,730
Tupperware Brands Corp.	8,027	319,876
Universal Electronics, Inc.*	811	13,487

		6,251,430

Internet & Catalog Retail (0.5%)
Blue Nile, Inc.*	11,497	541,279
Drugstore.Com, Inc.*	13,800	42,504
Gaiam, Inc., Class A	84,668	513,935
HSN, Inc.*	5,100	122,400
Netflix, Inc.*	8,390	911,573
NutriSystem, Inc.	3,900	89,466
Orbitz Worldwide, Inc.*	2,458	9,365
Overstock.com, Inc.*	1,951	35,255
PetMed Express, Inc.	3,114	55,429
Shutterfly, Inc.*	3,393	81,296
U.S. Auto Parts Network, Inc.*	1,549	9,294
Vitacost.com, Inc.*	1,632	14,672

		2,426,468

Leisure Equipment & Products (0.4%)
Brunswick Corp.	85,283	1,060,068
Eastman Kodak Co.*	33,940	147,299
Leapfrog Enterprises, Inc.*	3,483	14,002
Polaris Industries, Inc.	3,991	217,988
Pool Corp.	6,258	137,175
Smith & Wesson Holding Corp.*	7,789	31,857
Sturm Ruger & Co., Inc.	2,700	38,691
Summer Infant, Inc.*	965	6,321

		1,653,401

Media (1.7%)
Arbitron, Inc.	3,300	84,579
Ballantyne Strong, Inc.*	1,461	10,578
Belo Corp., Class A*	11,522	65,560
Carmike Cinemas, Inc.*	890	5,393
CKX, Inc.*	1,526	7,615
Crown Media Holdings, Inc., Class A*	1,200	2,112
DreamWorks Animation SKG, Inc., Class A*	42,706	1,219,256
Entercom Communications Corp., Class A*	2,468	21,768
Entravision Communications Corp., Class A*	6,157	12,991

	Number of Shares	Value (Note 1)

Focus Media Holding Ltd. (ADR)*	67,230	$1,044,082
Global Sources Ltd.*	2,323	18,212
Harte-Hanks, Inc.	4,894	51,142
Interactive Data Corp.	4,340	144,869
Interpublic Group of Cos., Inc.*	61,814	440,734
John Wiley & Sons, Inc., Class A	5,327	205,995
Knology, Inc.*	3,572	39,042
Lamar Advertising Co., Class A*	30,924	758,257
Lee Enterprises, Inc.*	5,576	14,330
Lions Gate Entertainment Corp.*	169,512	1,183,194
LodgeNet Interactive Corp.*	1,483	5,502
Madison Square Garden, Inc., Class A*	2,454	48,270
Martha Stewart Living Omnimedia, Inc., Class A*	3,282	16,147
McClatchy Co., Class A*	7,552	27,489
Media General, Inc., Class A*	529	5,163
Meredith Corp.	1,934	60,205
Morningstar, Inc.*	2,805	119,269
National CineMedia, Inc.	63,999	1,066,223
Playboy Enterprises, Inc., Class B*	2,677	11,243
PRIMEDIA, Inc.	100	293
RCN Corp.*	4,695	69,533
Regal Entertainment Group, Class A	2,626	34,243
Rentrak Corp.*	1,500	36,495
Sirius XM Radio, Inc.*	490,861	466,073
SuperMedia, Inc.*	1,427	26,100
Valassis Communications, Inc.*	6,368	201,993
Value Line, Inc.	118	2,141
Warner Music Group Corp.*	1,152	5,599
Westwood One, Inc.*	435	4,294
World Wrestling Entertainment, Inc., Class A	2,644	41,141

		7,577,125

Multiline Retail (0.7%)
99 Cents Only Stores*	4,900	72,520
Big Lots, Inc.*	10,244	328,730
Bon-Ton Stores, Inc.*	493	4,807
Dollar Tree, Inc.*	25,900	1,078,217
Family Dollar Stores, Inc.	37,960	1,430,712
Retail Ventures, Inc.*	2,731	21,356

		2,936,342

Specialty Retail (4.4%)
Aaron’s, Inc.	5,182	88,457
Abercrombie & Fitch Co., Class A	8,512	261,233
Advance Auto Parts, Inc.	22,825	1,145,359
Aeropostale, Inc.*	11,816	338,410
American Eagle Outfitters, Inc.	6,599	77,538
America’s Car-Mart, Inc.*	733	16,588
AnnTaylor Stores Corp.*	7,427	120,837
Asbury Automotive Group, Inc.*	3,361	35,425
AutoNation, Inc.*	3,120	60,840
bebe Stores, Inc.	1,077	6,893
Big 5 Sporting Goods Corp.	2,831	37,199
Brown Shoe Co., Inc.	3,746	56,864

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Buckle, Inc.	3,098	$100,437
CarMax, Inc.*	66,953	1,332,365
Casual Male Retail Group, Inc.*	3,834	13,112
Cato Corp., Class A	3,614	79,580
Chico’s FAS, Inc.	22,280	220,126
Children’s Place Retail Stores, Inc.*	3,134	137,959
Christopher & Banks Corp.	2,376	14,707
Citi Trends, Inc.*	1,955	64,398
Coldwater Creek, Inc.*	6,500	21,840
Collective Brands, Inc.*	5,541	87,548
Destination Maternity Corp.*	800	20,240
Dick’s Sporting Goods, Inc.*	88,731	2,208,515
Dress Barn, Inc.*	7,050	167,861
DSW, Inc., Class A*	1,817	40,810
Express, Inc.*	1,678	27,469
Finish Line, Inc., Class A	2,132	29,699
Group 1 Automotive, Inc.*	476	11,200
Guess?, Inc.	18,176	567,818
Gymboree Corp.*	23,827	1,017,651
hhgregg, Inc.*	1,702	39,691
Hibbett Sports, Inc.*	3,719	89,107
HOT Topic, Inc.	2,794	14,194
J. Crew Group, Inc.*	24,743	910,790
Jo-Ann Stores, Inc.*	3,457	129,672
JoS. A. Bank Clothiers, Inc.*	2,348	126,769
Kirkland’s, Inc.*	2,197	37,074
Lumber Liquidators Holdings, Inc.*	2,854	66,584
Midas, Inc.*	2,300	17,641
Monro Muffler Brake, Inc.	2,522	99,695
Office Depot, Inc.*	4,287	17,319
OfficeMax, Inc.*	4,078	53,259
Penske Automotive Group, Inc.*	52,206	593,060
PetSmart, Inc.	15,034	453,576
Pier 1 Imports, Inc.*	13,207	84,657
Ross Stores, Inc.	25,100	1,337,579
Rue21, Inc.*	1,830	55,522
Sally Beauty Holdings, Inc.*	10,789	88,470
Select Comfort Corp.*	5,865	51,319
Sonic Automotive, Inc., Class A*	600	5,136
Stein Mart, Inc.*	1,801	11,220
Systemax, Inc.	1,218	18,355
Talbots, Inc.*	7,743	79,830
Tractor Supply Co.	28,440	1,733,987
Ulta Salon Cosmetics & Fragrance, Inc.*	41,517	982,292
Urban Outfitters, Inc.*	44,370	1,525,884
Vitamin Shoppe, Inc.*	26,905	690,113
Wet Seal, Inc., Class A*	10,593	38,664
Williams-Sonoma, Inc.	72,772	1,806,201
Zumiez, Inc.*	2,800	45,108

		19,611,746

Textiles, Apparel & Luxury Goods (1.6%)
American Apparel, Inc.*	2,054	3,759
Carter’s, Inc.*	34,544	906,780
Cherokee, Inc.	895	15,305
Coach, Inc.	27,610	1,009,146
Crocs, Inc.*	10,838	114,666
Culp, Inc.*	992	10,872
Deckers Outdoor Corp.*	1,659	237,021

	Number of Shares	Value (Note 1)

Fossil, Inc.*	6,727	$233,427
G-III Apparel Group Ltd.*	2,089	47,817
Hanesbrands, Inc.*	72,474	1,743,725
Iconix Brand Group, Inc.*	39,100	561,867
Joe’s Jeans, Inc.*	4,722	9,350
K-Swiss, Inc., Class A*	1,966	22,078
LaCrosse Footwear, Inc.	329	5,540
Liz Claiborne, Inc.*	11,761	49,631
Maidenform Brands, Inc.*	2,926	59,573
Oxford Industries, Inc.	1,897	39,704
Phillips-Van Heusen Corp.	7,137	330,229
R.G. Barry Corp.	467	5,151
Skechers U.S.A., Inc., Class A*	4,371	159,629
Steven Madden Ltd.*	3,152	99,351
Timberland Co., Class A*	3,676	59,367
True Religion Apparel, Inc.*	3,271	72,191
Under Armour, Inc., Class A*	26,173	867,112
Volcom, Inc.*	2,545	47,261
Warnaco Group, Inc.*	5,700	205,998
Weyco Group, Inc.	731	16,652
Wolverine World Wide, Inc.	6,300	158,886

		7,092,088

Total Consumer Discretionary		72,366,617

Consumer Staples (2.0%)
Beverages (0.3%)
Boston Beer Co., Inc., Class A*	1,144	77,163
Coca-Cola Bottling Co. Consolidated	565	27,075
Hansen Natural Corp.*	30,369	1,187,731
Heckmann Corp.*	11,210	52,014
National Beverage Corp.	1,300	15,964

		1,359,947

Food & Staples Retailing (0.1%)
Arden Group, Inc., Class A	133	11,687
BJ’s Wholesale Club, Inc.*	607	22,465
Casey’s General Stores, Inc.	2,563	89,449
Pricesmart, Inc.	2,075	48,202
Ruddick Corp.	2,898	89,809
United Natural Foods, Inc.*	5,500	164,340
Village Super Market, Inc., Class A	500	13,125

		439,077

Food Products (1.3%)
Alico, Inc.	257	5,906
American Italian Pasta Co., Class A*	678	35,846
B&G Foods, Inc., Class A	3,179	34,270
Calavo Growers, Inc.	1,440	25,862
Cal-Maine Foods, Inc.	1,600	51,088
Darling International, Inc.*	8,071	60,613
Diamond Foods, Inc.	2,708	111,299
Farmer Bros Co.	248	3,742
Flowers Foods, Inc.	3,696	90,293
Green Mountain Coffee Roasters, Inc.*	113,660	2,921,062
Hain Celestial Group, Inc.*	38,100	768,477
J&J Snack Foods Corp.	1,700	71,570
Lancaster Colony Corp.	2,393	127,691
Lance, Inc.	3,300	54,417

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Lifeway Foods, Inc.*	716	$6,974
Pilgrim’s Pride Corp.*	1,800	11,826
Sanderson Farms, Inc.	2,589	131,366
Smart Balance, Inc.*	4,445	18,180
Synutra International, Inc.*	2,373	38,371
Tootsie Roll Industries, Inc.	2,714	64,186
TreeHouse Foods, Inc.*	23,800	1,086,708

		5,719,747

Household Products (0.1%)
Cellu Tissue Holdings, Inc.*	657	5,105
Church & Dwight Co., Inc.	9,015	565,331
WD-40 Co.	1,969	65,764

		636,200

Personal Products (0.2%)
Alberto-Culver Co.	2,621	71,003
Female Health Co.	2,500	12,975
Herbalife Ltd.	7,602	350,072
Inter Parfums, Inc.	1,736	24,703
Medifast, Inc.*	1,734	44,928
Nature’s Sunshine Products, Inc.*	539	4,512
Nu Skin Enterprises, Inc., Class A	6,500	162,045
Revlon, Inc., Class A*	858	9,575
USANA Health Sciences, Inc.*	700	25,571

		705,384

Tobacco (0.0%)
Star Scientific, Inc.*	14,200	23,288
Vector Group Ltd.	3,507	58,988

		82,276

Total Consumer Staples		8,942,631

Energy (3.5%)
Energy Equipment & Services (1.3%)
Atwood Oceanics, Inc.*	1,516	38,688
Baker Hughes, Inc.	21,610	898,328
Boots & Coots, Inc.*	8,152	24,048
CARBO Ceramics, Inc.	2,448	176,721
Complete Production Services, Inc.*	41,470	593,021
Core Laboratories N.V.	2,820	416,260
Dresser-Rand Group, Inc.*	9,521	300,388
Dril-Quip, Inc.*	24,626	1,084,036
Exterran Holdings, Inc.*	1,016	26,223
FMC Technologies, Inc.*	7,380	388,631
Helix Energy Solutions Group, Inc.*	29,100	313,407
ION Geophysical Corp.*	16,044	55,833
Key Energy Services, Inc.*	463	4,250
Lufkin Industries, Inc.	3,884	151,437
Matrix Service Co.*	600	5,586
Oceaneering International, Inc.*	12,080	542,392
Oil States International, Inc.*	201	7,956
OYO Geospace Corp.*	397	19,247
Rowan Cos., Inc.*	1,903	41,752
RPC, Inc.	3,857	52,648
Superior Energy Services, Inc.*	38,224	713,642
TETRA Technologies, Inc.*	1,513	13,738

		5,868,232

	Number of Shares	Value (Note 1)

Oil, Gas & Consumable Fuels (2.2%)
Alpha Natural Resources, Inc.*	2,117	$71,703
American Oil & Gas, Inc.*	6,241	39,193
Apco Oil and Gas International, Inc.	1,400	32,914
Arch Coal, Inc.	14,511	287,463
Arena Resources, Inc.*	5,048	161,031
Atlas Energy, Inc.*	7,233	195,797
Bill Barrett Corp.*	23,700	729,249
BPZ Resources, Inc.*	3,474	14,417
Brigham Exploration Co.*	66,188	1,017,971
Cabot Oil & Gas Corp.	15,960	499,867
Callon Petroleum Co.*	3,340	21,042
CAMAC Energy, Inc.*	5,687	21,213
Carrizo Oil & Gas, Inc.*	4,067	63,161
Cheniere Energy, Inc.*	3,700	10,434
Clayton Williams Energy, Inc.*	601	25,314
Clean Energy Fuels Corp.*	5,041	75,313
Cloud Peak Energy, Inc.*	1,200	15,912
Comstock Resources, Inc.*	23,700	656,964
Concho Resources, Inc.*	19,905	1,101,344
Consol Energy, Inc.	24,200	816,992
Contango Oil & Gas Co.*	1,094	48,957
Endeavour International Corp.*	20,900	22,154
Energy XXI Bermuda Ltd.*	6,396	100,929
Evolution Petroleum Corp.*	1,253	6,278
EXCO Resources, Inc.	18,602	271,775
Forest Oil Corp.*	9,134	249,906
Frontline Ltd.	37,449	1,068,794
FX Energy, Inc.*	7,100	25,702
Golar LNG Ltd.	950	9,377
Gulfport Energy Corp.*	3,543	42,020
Holly Corp.	3,909	103,901
Houston American Energy Corp.	2,251	22,195
Isramco, Inc.*	200	9,436
James River Coal Co.*	2,907	46,279
Karoon Gas Australia Ltd.*	39,928	198,364
Kodiak Oil & Gas Corp.*	14,298	45,611
L&L Energy, Inc.*	1,662	14,293
Magnum Hunter Resources Corp.*	6,002	26,169
Mariner Energy, Inc.*	1,043	22,404
McMoRan Exploration Co.*	10,400	115,544
Newfield Exploration Co.*	4,900	239,414
Northern Oil and Gas, Inc.*	5,651	72,559
Panhandle Oil and Gas, Inc., Class A	1,021	26,985
Peabody Energy Corp.	10,610	415,169
PetroQuest Energy, Inc.*	1,117	7,551
Quicksilver Resources, Inc.*	1,175	12,925
RAM Energy Resources, Inc.*	5,346	11,066
Rentech, Inc.*	25,405	25,151
Rex Energy Corp.*	968	9,777
Rosetta Resources, Inc.*	4,082	80,864
SandRidge Energy, Inc.*	2,063	12,027
Scorpio Tankers, Inc.*	582	6,664
SM Energy Co.	11,494	461,599
Syntroleum Corp.*	10,600	17,384
TransAtlantic Petroleum Ltd.*	18,600	58,962
Uranium Energy Corp.*	8,800	20,768
VAALCO Energy, Inc.*	100	560

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Venoco, Inc.*	692	$11,397
W&T Offshore, Inc.	714	6,754
Warren Resources, Inc.*	3,600	10,440
Whiting Petroleum Corp.*	388	30,427
World Fuel Services Corp.	4,369	113,332

		9,959,157

Total Energy		15,827,389

Financials (4.8%)
Capital Markets (2.5%)
Affiliated Managers Group, Inc.*	25,916	1,574,915
Ameriprise Financial, Inc.	37,160	1,342,591
Artio Global Investors, Inc.	3,137	49,376
BGC Partners, Inc., Class A	6,982	35,678
Cohen & Steers, Inc.	1,682	34,885
Diamond Hill Investment Group, Inc.	300	17,007
Duff & Phelps Corp., Class A	3,267	41,262
Eaton Vance Corp.	14,900	411,389
Epoch Holding Corp.	1,900	23,313
Evercore Partners, Inc., Class A	23,164	540,879
Federated Investors, Inc., Class B	7,571	156,795
Financial Engines, Inc.*	1,077	14,647
GAMCO Investors, Inc., Class A	529	19,679
GFI Group, Inc.	5,520	30,802
Gleacher & Co., Inc.*	6,332	16,147
GLG Partners, Inc.*	15,646	68,529
Greenhill & Co., Inc.	14,911	911,509
HFF, Inc., Class A*	882	6,236
Invesco Ltd.	45,730	769,636
Janus Capital Group, Inc.	69,021	612,907
JMP Group, Inc.	300	1,857
KBW, Inc.*	31,775	681,256
Ladenburg Thalmann Financial Services, Inc.*	10,014	12,518
Lazard Ltd., Class A	38,531	1,029,163
optionsXpress Holdings, Inc.*	5,200	81,848
Pzena Investment Management, Inc., Class A	949	6,045
Rodman & Renshaw Capital Group, Inc.*	1,603	4,585
Safeguard Scientifics, Inc.*	618	6,526
SEI Investments Co.	18,900	384,804
Stifel Financial Corp.*	32,046	1,390,476
Teton Advisors, Inc., Class B*†	10	86
Thomas Weisel Partners Group, Inc.*	1,301	7,663
TradeStation Group, Inc.*	1,303	8,795
Virtus Investment Partners, Inc.*	327	6,121
Waddell & Reed Financial, Inc., Class A	44,690	977,817
Westwood Holdings Group, Inc.	723	25,413

		11,303,155

Commercial Banks (0.5%)
Arrow Financial Corp.	178	4,112
Bank of Hawaii Corp.	1,948	94,186
Bank of the Ozarks, Inc.	211	7,484
Bridge Bancorp, Inc.	321	7,794
First Financial Bankshares, Inc.	1,191	57,275
First Interstate Bancsystem, Inc.	30,900	486,057

	Number of Shares	Value (Note 1)

First Midwest Bancorp, Inc./Illinois	2,400	$29,184
IBERIABANK Corp.	9,320	479,793
Investors Bancorp, Inc.*	709	9,302
Signature Bank/New York*	24,518	931,929
Suffolk Bancorp	434	13,428
SY Bancorp, Inc.	300	6,894
Westamerica Bancorp	1,657	87,026

		2,214,464

Consumer Finance (0.1%)
Advance America Cash Advance Centers, Inc.	1,970	8,136
Cardtronics, Inc.*	3,527	45,710
Cash America International, Inc.	887	30,398
CompuCredit Holdings Corp.	300	1,188
Credit Acceptance Corp.*	800	39,016
Dollar Financial Corp.*	3,198	63,288
EZCORP, Inc., Class A*	5,700	105,735
First Cash Financial Services, Inc.*	3,837	83,647
Nelnet, Inc., Class A	500	9,640
World Acceptance Corp.*	868	33,253

		420,011

Diversified Financial Services (0.1%)
Encore Capital Group, Inc.*	972	20,033
Life Partners Holdings, Inc.	1,014	20,747
MarketAxess Holdings, Inc.	3,800	52,402
MSCI, Inc., Class A*	13,943	382,038
NewStar Financial, Inc.*	400	2,544
Portfolio Recovery Associates, Inc.*	2,173	145,113

		622,877

Insurance (0.4%)
Arthur J. Gallagher & Co.	3,575	87,159
Axis Capital Holdings Ltd.	4,800	142,656
Brown & Brown, Inc.	7,830	149,866
CNO Financial Group, Inc.*	1,653	8,182
Crawford & Co., Class B*	2,000	6,320
eHealth, Inc.*	3,101	35,258
Endurance Specialty Holdings Ltd.	891	33,439
Erie Indemnity Co., Class A	2,600	118,300
Genworth Financial, Inc., Class A*	77,500	1,012,925
Tower Group, Inc.	2,571	55,354
Validus Holdings Ltd.	1,297	31,673

		1,681,132

Real Estate Investment Trusts (REITs) (0.7%)
Acadia Realty Trust (REIT)	1,101	18,519
Alexander’s, Inc. (REIT)	186	56,343
AMB Property Corp. (REIT)	1,976	46,851
Apartment Investment & Management Co. (REIT), Class A	7,276	140,936
Associated Estates Realty Corp. (REIT)	2,257	29,228
Chatham Lodging Trust (REIT)*	20,400	364,548
Digital Realty Trust, Inc. (REIT)	9,538	550,152

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

DuPont Fabros Technology, Inc. (REIT)	2,081	$51,109
EastGroup Properties, Inc. (REIT)	1,725	61,375
Equity Lifestyle Properties, Inc. (REIT)	2,260	109,000
Essex Property Trust, Inc. (REIT)	1,479	144,262
Federal Realty Investment Trust (REIT)	4,635	325,701
FelCor Lodging Trust, Inc. (REIT)*	47,448	236,766
Getty Realty Corp. (REIT)	1,180	26,444
Home Properties, Inc. (REIT)	1,637	73,780
LTC Properties, Inc. (REIT)	582	14,125
Mid-America Apartment Communities, Inc. (REIT)	2,000	102,940
National Health Investors, Inc. (REIT)	1,489	57,416
Omega Healthcare Investors, Inc. (REIT)	2,236	44,563
Potlatch Corp. (REIT)	2,701	96,507
PS Business Parks, Inc. (REIT)	600	33,468
Rayonier, Inc. (REIT)	3,131	137,827
Saul Centers, Inc. (REIT)	580	23,565
Strategic Hotels & Resorts, Inc. (REIT)*	4,241	18,618
Tanger Factory Outlet Centers (REIT)	3,015	124,761
UDR, Inc. (REIT)	621	11,880
Universal Health Realty Income Trust (REIT)	671	21,559
Washington Real Estate Investment Trust (REIT)	2,033	56,090

		2,978,333

Real Estate Management & Development (0.3%)
CB Richard Ellis Group, Inc., Class A*	36,035	490,436
Jones Lang LaSalle, Inc.	5,310	348,548
Kennedy-Wilson Holdings, Inc.*	1,650	16,665
St. Joe Co.*	10,540	244,107
Tejon Ranch Co.*	591	13,640

		1,113,396

Thrifts & Mortgage Finance (0.2%)
Capitol Federal Financial	263	8,721
Northwest Bancshares, Inc.	52,200	598,734
Oritani Financial Corp.	34,700	347,000
TrustCo Bank Corp. NY/New York	1,650	9,240
ViewPoint Financial Group	808	11,191

		974,886

Total Financials		21,308,254

Health Care (13.0%)
Biotechnology (2.3%)
Abraxis Bioscience, Inc.*	350	25,970
Acorda Therapeutics, Inc.*	4,928	153,310
Affymax, Inc.*	1,996	11,936
Alexion Pharmaceuticals, Inc.*	24,001	1,228,611
Alkermes, Inc.*	3,554	44,247

	Number of Shares	Value (Note 1)

Allos Therapeutics, Inc.*	9,576	$58,701
Alnylam Pharmaceuticals, Inc.*	4,400	66,088
AMAG Pharmaceuticals, Inc.*	2,603	89,413
Amylin Pharmaceuticals, Inc.*	32,012	601,826
Arena Pharmaceuticals, Inc.*	12,100	37,147
ARIAD Pharmaceuticals, Inc.*	13,300	37,506
ArQule, Inc.*	43,604	187,497
Array BioPharma, Inc.*	8,000	24,400
AspenBio Pharma, Inc.*	4,238	4,153
AVI BioPharma, Inc.*	16,100	25,921
BioCryst Pharmaceuticals, Inc.*	3,595	21,246
BioMarin Pharmaceutical, Inc.*	33,452	634,250
BioSante Pharmaceuticals, Inc.*	5,985	10,534
Biospecifics Technologies Corp.*	533	10,596
Biotime, Inc.*	2,443	15,049
Celera Corp.*	1,442	9,445
Celldex Therapeutics, Inc.*	3,900	17,784
Cepheid, Inc.*	7,400	118,548
Chelsea Therapeutics International, Inc.*	5,500	16,115
Clinical Data, Inc.*	1,493	18,573
Codexis, Inc.*	479	4,196
Combinatorx, Inc.*	6,004	8,706
Cubist Pharmaceuticals, Inc.*	7,300	150,380
Curis, Inc.*	11,300	15,707
Cytokinetics, Inc.*	7,400	17,538
Cytori Therapeutics, Inc.*	4,854	16,892
CytRx Corp.*	10,855	8,358
Dendreon Corp.*	9,400	303,902
Dyax Corp.*	13,400	30,418
Dynavax Technologies Corp.*	7,865	14,629
Emergent Biosolutions, Inc.*	2,152	35,164
Enzon Pharmaceuticals, Inc.*	4,192	44,645
Exact Sciences Corp.*	3,792	16,685
Exelixis, Inc.*	8,261	28,666
Genomic Health, Inc.*	1,556	20,119
Geron Corp.*	11,607	58,267
Halozyme Therapeutics, Inc.*	9,087	63,972
Human Genome Sciences, Inc.*	40,471	917,073
Idenix Pharmaceuticals, Inc.*	5,400	27,000
Immunogen, Inc.*	8,452	78,350
Immunomedics, Inc.*	10,100	31,209
Incyte Corp.*	29,800	329,886
Infinity Pharmaceuticals, Inc.*	700	4,137
Inhibitex, Inc.*	5,763	14,696
Inovio Pharmaceuticals, Inc.*	4,795	4,891
InterMune, Inc.*	5,500	51,425
Ironwood Pharmaceuticals, Inc.*	21,799	259,844
Isis Pharmaceuticals, Inc.*	11,900	113,883
Keryx Biopharmaceuticals, Inc.*	6,256	22,897
Lexicon Pharmaceuticals, Inc.*	8,200	10,496
Ligand Pharmaceuticals, Inc., Class B*	17,700	25,842
MannKind Corp.*	7,884	50,379
Maxygen, Inc.*	733	4,053
Medivation, Inc.*	4,095	36,200
Metabolix, Inc.*	3,300	47,223
Micromet, Inc.*	10,107	63,068
Momenta Pharmaceuticals, Inc.*	5,173	63,421
Myriad Genetics, Inc.*	12,191	182,255
Nabi Biopharmaceuticals*	5,342	29,060

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Nanosphere, Inc.*	1,600	$6,976
Neuralstem, Inc.*	4,425	11,062
Neurocrine Biosciences, Inc.*	6,641	37,190
NeurogesX, Inc.*	1,500	9,945
Novavax, Inc.*	11,400	24,738
NPS Pharmaceuticals, Inc.*	7,726	49,755
Nymox Pharmaceutical Corp.*	1,250	3,900
Omeros Corp.*	2,126	15,775
Onyx Pharmaceuticals, Inc.*	22,500	485,775
Opko Health, Inc.*	8,200	18,532
Orexigen Therapeutics, Inc.*	2,800	11,760
Osiris Therapeutics, Inc.*	1,972	11,457
PDL BioPharma, Inc.	14,900	83,738
Peregrine Pharmaceuticals, Inc.*	5,025	10,804
Pharmacyclics, Inc.*	4,576	30,476
Pharmasset, Inc.*	3,753	102,607
Progenics Pharmaceuticals, Inc.*	3,200	17,536
Regeneron Pharmaceuticals, Inc.*	36,480	814,234
Rigel Pharmaceuticals, Inc.*	6,699	48,233
Sangamo BioSciences, Inc.*	6,700	24,857
Savient Pharmaceuticals, Inc.*	23,493	296,012
Sciclone Pharmaceuticals, Inc.*	6,000	15,960
Seattle Genetics, Inc.*	10,500	125,895
SIGA Technologies, Inc.*	3,952	30,430
Spectrum Pharmaceuticals, Inc.*	6,138	24,061
StemCells, Inc.*	19,800	18,612
Synta Pharmaceuticals Corp.*	2,700	7,290
Talecris Biotherapeutics Holdings Corp.*	6,400	135,040
Targacept, Inc.*	3,012	58,222
Theravance, Inc.*	7,942	99,831
Transcept Pharmaceuticals, Inc.*	25,400	211,582
United Therapeutics Corp.*	18,212	888,928
Vanda Pharmaceuticals, Inc.*	3,745	24,754
Vical, Inc.*	7,600	23,560
ZIOPHARM Oncology, Inc.*	5,560	17,681
ZymoGenetics, Inc.*	5,300	22,366

		10,493,972

Health Care Equipment & Supplies (3.1%)
Abaxis, Inc.*	2,863	61,354
ABIOMED, Inc.*	4,074	39,436
Accuray, Inc.*	6,000	39,780
AGA Medical Holdings, Inc.*	1,800	22,842
Align Technology, Inc.*	49,350	733,835
Alimera Sciences, Inc.*	519	3,861
Alphatec Holdings, Inc.*	6,000	27,840
American Medical Systems Holdings, Inc.*	59,600	1,318,352
Analogic Corp.	1,164	52,974
Antares Pharma, Inc.*	6,450	11,352
ArthroCare Corp.*	3,405	104,363
Atrion Corp.	177	23,904
ATS Medical, Inc.*	8,100	32,157
Cerus Corp.*	4,324	13,664
Conceptus, Inc.*	4,009	62,460
Cooper Cos., Inc.	771	30,678
CryoLife, Inc.*	880	4,743
Cyberonics, Inc.*	3,513	83,188
Delcath Systems, Inc.*	4,723	29,944
DexCom, Inc.*	110,763	1,280,420

	Number of Shares	Value (Note 1)

Edwards Lifesciences Corp.*	20,400	$1,142,808
Endologix, Inc.*	7,500	33,975
ev3, Inc.*	10,494	235,171
Exactech, Inc.*	855	14,603
Gen-Probe, Inc.*	6,200	281,604
Haemonetics Corp.*	3,145	168,320
Hansen Medical, Inc.*	4,700	10,011
HealthTronics, Inc.*	3,741	18,069
HeartWare International, Inc.*	1,229	86,116
Hill-Rom Holdings, Inc.	6,722	204,550
Hologic, Inc.*	52,030	724,778
ICU Medical, Inc.*	352	11,324
IDEXX Laboratories, Inc.*	7,303	444,753
Immucor, Inc.*	8,700	165,735
Insulet Corp.*	5,000	75,250
Integra LifeSciences Holdings Corp.*	2,637	97,569
Invacare Corp.	371	7,695
Inverness Medical Innovations, Inc.*	3,092	82,433
IRIS International, Inc.*	2,136	21,659
Kensey Nash Corp.*	758	17,972
Kinetic Concepts, Inc.*	752	27,456
MAKO Surgical Corp.*	3,172	39,491
Masimo Corp.	23,125	550,606
MELA Sciences, Inc.*	2,999	22,313
Meridian Bioscience, Inc.	5,000	85,000
Merit Medical Systems, Inc.*	3,300	53,031
Micrus Endovascular Corp.*	2,300	47,817
Natus Medical, Inc.*	3,539	57,650
Neogen Corp.*	2,798	72,888
NuVasive, Inc.*	18,920	670,903
NxStage Medical, Inc.*	3,400	50,456
OraSure Technologies, Inc.*	6,400	29,632
Orthofix International N.V.*	2,255	72,273
Orthovita, Inc.*	10,300	20,909
Palomar Medical Technologies, Inc.*	1,434	16,046
Quidel Corp.*	3,008	38,172
ResMed, Inc.*	20,321	1,235,720
Rochester Medical Corp.*	1,500	14,175
RTI Biologics, Inc.*	2,500	7,325
SenoRx, Inc.*	1,818	19,962
Sirona Dental Systems, Inc.*	23,479	818,008
Somanetics Corp.*	1,519	37,899
SonoSite, Inc.*	1,880	50,967
Spectranetics Corp.*	5,000	25,900
STAAR Surgical Co.*	3,922	22,434
Stereotaxis, Inc.*	4,018	13,300
STERIS Corp.	7,146	222,098
SurModics, Inc.*	1,250	20,513
Synovis Life Technologies, Inc.*	1,480	22,614
Teleflex, Inc.	837	45,432
Thoratec Corp.*	7,251	309,835
TomoTherapy, Inc.*	3,800	12,084
Unilife Corp.*	5,499	32,004
Vascular Solutions, Inc.*	2,208	27,600
Volcano Corp.*	37,209	811,900
West Pharmaceutical Services, Inc.	4,200	153,258
Wright Medical Group, Inc.*	3,124	51,890
Young Innovations, Inc.	343	9,655

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Zoll Medical Corp.*	2,707	$73,360

		13,714,118

Health Care Providers & Services (2.8%)
Accretive Health, Inc.*	19,500	257,985
Air Methods Corp.*	1,446	43,018
Alliance HealthCare Services, Inc.*	4,200	16,968
Allied Healthcare International, Inc.*	100	232
Almost Family, Inc.*	1,041	36,362
Amedisys, Inc.*	3,598	158,204
America Service Group, Inc.	1,200	20,640
American Dental Partners, Inc.*	442	5,353
AMERIGROUP Corp.*	871	28,290
AMN Healthcare Services, Inc.*	2,505	18,737
Bio-Reference Labs, Inc.*	3,115	69,059
BioScrip, Inc.*	4,199	22,003
Brookdale Senior Living, Inc.*	1,162	17,430
CardioNet, Inc.*	822	4,505
Catalyst Health Solutions, Inc.*	4,836	166,842
Centene Corp.*	26,820	576,630
Chemed Corp.	2,894	158,128
Chindex International, Inc.*	993	12,442
Clarient, Inc.*	5,900	18,172
Community Health Systems, Inc.*	25,006	845,453
Continucare Corp.*	3,344	11,202
Corvel Corp.*	961	32,472
Coventry Health Care, Inc.*	42,440	750,339
Emdeon, Inc., Class A*	3,273	41,011
Emergency Medical Services Corp., Class A*	18,430	903,623
Emeritus Corp.*	2,800	45,668
Ensign Group, Inc.	1,800	29,736
Genoptix, Inc.*	2,093	36,000
Gentiva Health Services, Inc.*	1,200	32,412
Hanger Orthopedic Group, Inc.*	1,604	28,808
Health Grades, Inc.*	3,800	22,800
Health Management Associates, Inc., Class A*	31,500	244,755
HealthSouth Corp.*	11,204	209,627
HMS Holdings Corp.*	19,685	1,067,321
inVentiv Health, Inc.*	4,283	109,645
IPC The Hospitalist Co., Inc.*	1,969	49,422
Landauer, Inc.	1,160	70,621
LCA-Vision, Inc.*	2,290	12,687
LHC Group, Inc.*	1,970	54,667
Lincare Holdings, Inc.*	55,154	1,793,056
Magellan Health Services, Inc.*	18,330	665,746
MEDNAX, Inc.*	5,611	312,028
Metropolitan Health Networks, Inc.*	6,100	22,753
Molina Healthcare, Inc.*	587	16,906
MWI Veterinary Supply, Inc.*	10,543	529,891
Odyssey HealthCare, Inc.*	4,015	107,281
Omnicare, Inc.	1,617	38,323
Owens & Minor, Inc.	6,300	178,794
Patterson Cos., Inc.	12,908	368,265
PDI, Inc.*	545	4,513
PharMerica Corp.*	1,591	23,324
Providence Service Corp.*	1,700	23,800
PSS World Medical, Inc.*	7,343	155,304

	Number of Shares	Value (Note 1)

Psychiatric Solutions, Inc.*	25,175	$823,726
RehabCare Group, Inc.*	605	13,177
Rural/Metro Corp.*	1,668	13,577
Sunrise Senior Living, Inc.*	6,663	18,523
Team Health Holdings, Inc.*	2,000	25,840
Tenet Healthcare Corp.*	43,000	186,620
U.S. Physical Therapy, Inc.*	1,100	18,568
Universal Health Services, Inc., Class B	702	26,781
VCA Antech, Inc.*	40,300	997,828
Virtual Radiologic Corp.*	898	15,410

		12,609,303

Health Care Technology (1.3%)
Allscripts-Misys Healthcare Solutions, Inc.*	8,316	133,888
athenahealth, Inc.*	29,190	762,735
Computer Programs & Systems, Inc.	1,161	47,508
Eclipsys Corp.*	7,100	126,664
MedAssets, Inc.*	32,893	759,170
Medidata Solutions, Inc.*	2,256	34,945
MedQuist, Inc.	864	6,834
Merge Healthcare, Inc.*	6,100	17,873
Omnicell, Inc.*	3,922	45,848
Phase Forward, Inc.*	5,194	86,636
Quality Systems, Inc.	9,222	534,784
SXC Health Solutions Corp.*	45,548	3,336,390
Transcend Services, Inc.*	1,300	17,550
Vital Images, Inc.*	1,342	17,111

		5,927,936

Life Sciences Tools & Services (1.3%)
Accelrys, Inc.*	4,400	28,380
Affymetrix, Inc.*	1,282	7,564
Bruker Corp.*	9,191	111,762
Caliper Life Sciences, Inc.*	4,635	19,791
Charles River Laboratories International, Inc.*	1,979	67,702
Covance, Inc.*	8,200	420,824
Dionex Corp.*	2,200	163,812
Enzo Biochem, Inc.*	4,100	16,687
eResearchTechnology, Inc.*	6,300	49,644
Furiex Pharmaceuticals, Inc.*	1,108	11,257
Kendle International, Inc.*	303	3,491
Luminex Corp.*	4,661	75,601
Mettler-Toledo International, Inc.*	4,257	475,209
PAREXEL International Corp.*	60,700	1,315,976
PerkinElmer, Inc.	6,772	139,977
Pharmaceutical Product Development, Inc.	76,300	1,938,783
Pure Bioscience*	3,725	8,903
QIAGEN N.V.*	31,580	606,968
Sequenom, Inc.*	8,124	48,013
Techne Corp.	4,534	260,478

		5,770,822

Pharmaceuticals (2.2%)
Acura Pharmaceuticals, Inc.*	1,300	3,263
Akorn, Inc.*	8,600	25,542
Alexza Pharmaceuticals, Inc.*	3,276	8,911

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Aoxing Pharmaceutical Co., Inc.*	2,369	$7,723
Ardea Biosciences, Inc.*	17,489	359,574
Auxilium Pharmaceuticals, Inc.*	50,989	1,198,242
AVANIR Pharmaceuticals, Inc., Class A*	10,300	26,471
Biodel, Inc.*	2,700	10,206
BioMimetic Therapeutics, Inc.*	2,194	24,397
BMP Sunstone Corp.*	1,432	7,375
Cadence Pharmaceuticals, Inc.*	54,700	383,447
Caraco Pharmaceutical Laboratories Ltd.*	800	3,776
Corcept Therapeutics, Inc.*	2,562	7,993
Cumberland Pharmaceuticals, Inc.*	1,300	8,346
Cypress Bioscience, Inc.*	1,934	4,448
Depomed, Inc.*	8,100	22,680
Durect Corp.*	13,300	32,319
Eurand N.V.*	1,523	14,758
Hi-Tech Pharmacal Co., Inc.*	1,135	26,003
Impax Laboratories, Inc.*	45,589	868,926
Inspire Pharmaceuticals, Inc.*	7,400	36,926
Jazz Pharmaceuticals, Inc.*	1,631	12,771
Lannett Co., Inc.*	800	3,656
MAP Pharmaceuticals, Inc.*	24,688	323,907
Medicines Co.*	3,666	27,898
Medicis Pharmaceutical Corp., Class A	21,880	478,734
Mylan, Inc.*	48,630	828,655
Nektar Therapeutics*	31,850	385,385
Neostem, Inc.*	2,644	4,839
Obagi Medical Products, Inc.*	2,311	27,316
Optimer Pharmaceuticals, Inc.*	4,261	39,499
Pain Therapeutics, Inc.*	5,600	31,136
Penwest Pharmaceuticals Co.*	44,100	145,530
Pozen, Inc.*	3,000	21,030
Questcor Pharmaceuticals, Inc.*	7,100	72,491
Salix Pharmaceuticals Ltd.*	34,530	1,347,706
Santarus, Inc.*	8,400	20,832
Shionogi & Co., Ltd.	50,330	1,041,248
Somaxon Pharmaceuticals, Inc.*	3,418	12,305
Sucampo Pharmaceuticals, Inc., Class A*	400	1,412
SuperGen, Inc.*	3,440	6,949
Valeant Pharmaceuticals International*	7,238	378,475
Vivus, Inc.*	10,200	97,920
Watson Pharmaceuticals, Inc.*	32,500	1,318,525
XenoPort, Inc.*	3,500	34,335

		9,743,880

Total Health Care		58,260,031

Industrials (13.5%)
Aerospace & Defense (1.7%)
Aerovironment, Inc.*	15,927	346,094
Alliant Techsystems, Inc.*	3,805	236,138
American Science & Engineering, Inc.	1,137	86,651
Applied Energetics, Inc.*	8,014	8,254
Applied Signal Technology, Inc.	917	18,019
Astronics Corp.*	1,109	18,143
BE Aerospace, Inc.*	45,310	1,152,233

	Number of Shares	Value (Note 1)

Cubic Corp.	866	$31,505
DigitalGlobe, Inc.*	17,112	450,046
DynCorp International, Inc., Class A*	237	4,152
GenCorp, Inc.*	1,096	4,801
GeoEye, Inc.*	2,841	88,469
HEICO Corp.	28,695	1,030,724
Hexcel Corp.*	61,373	951,895
Orbital Sciences Corp.*	3,061	48,272
Rockwell Collins, Inc.	16,400	871,332
Safran S.A.	55,611	1,542,179
Spirit AeroSystems Holdings, Inc., Class A*	2,147	40,922
Stanley, Inc.*	1,764	65,938
Taser International, Inc.*	8,053	31,407
Teledyne Technologies, Inc.*	1,175	45,332
TransDigm Group, Inc.	6,221	317,458

		7,389,964

Air Freight & Logistics (0.4%)
Atlas Air Worldwide Holdings, Inc.*	6,430	305,425
Dynamex, Inc.*	865	10,553
Expeditors International of Washington, Inc.	28,860	995,959
Forward Air Corp.	3,661	99,762
Hub Group, Inc., Class A*	4,718	141,587
Pacer International, Inc.*	4,269	29,840
Park-Ohio Holdings Corp.*	914	13,153
UTi Worldwide, Inc.	11,013	136,341

		1,732,620

Airlines (0.8%)
Alaska Air Group, Inc.*	244	10,968
Allegiant Travel Co.	23,000	981,870
AMR Corp.*	13,794	93,523
Continental Airlines, Inc., Class B*	17,712	389,664
Copa Holdings S.A., Class A	2,455	108,560
Hawaiian Holdings, Inc.*	1,985	10,263
JetBlue Airways Corp.*	165,100	906,399
U.S. Airways Group, Inc.*	94,340	812,267
UAL Corp.*	16,015	329,268

		3,642,782

Building Products (0.5%)
A.O. Smith Corp.	2,850	137,341
AAON, Inc.	1,736	40,466
Armstrong World Industries, Inc.*	349	10,533
Builders FirstSource, Inc.*	2,805	6,732
Lennox International, Inc.	21,933	911,755
NCI Building Systems, Inc.*	2,179	18,238
Owens Corning, Inc.*	8,022	239,938
Quanex Building Products Corp.	1,311	22,667
Simpson Manufacturing Co., Inc.	27,307	670,387
Trex Co., Inc.*	1,984	39,859
USG Corp.*	3,487	42,123

		2,140,039

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Commercial Services & Supplies (1.3%)
ABM Industries, Inc.	1,791	$37,521
American Reprographics Co.*	1,160	10,127
APAC Customer Services, Inc.*	4,200	23,940
ATC Technology Corp.*	1,147	18,490
Bowne & Co., Inc.	3,547	39,797
Brink’s Co.	5,265	100,193
Casella Waste Systems, Inc., Class A*	2,660	10,161
Cenveo, Inc.*	7,700	42,196
Clean Harbors, Inc.*	18,501	1,228,651
Consolidated Graphics, Inc.*	1,177	50,893
Copart, Inc.*	9,064	324,582
Corrections Corp. of America*	72,449	1,382,327
Deluxe Corp.	6,083	114,056
EnerNOC, Inc.*	2,488	78,223
GEO Group, Inc.*	4,442	92,172
Healthcare Services Group, Inc.	5,414	102,595
Herman Miller, Inc.	7,250	136,808
HNI Corp.	5,712	157,594
Innerworkings, Inc.*	3,400	23,222
Interface, Inc., Class A	6,415	68,897
KAR Auction Services, Inc.*	810	10,020
Knoll, Inc.	5,800	77,082
McGrath RentCorp.	1,177	26,812
Mine Safety Appliances Co.	2,552	63,239
Mobile Mini, Inc.*	64,300	1,046,804
Multi-Color Corp.	569	5,827
Rollins, Inc.	5,300	109,657
Schawk, Inc.	913	13,649
Standard Parking Corp.*	1,799	28,478
Standard Register Co.	1,600	5,024
Sykes Enterprises, Inc.*	731	10,402
Team, Inc.*	396	5,168
Tetra Tech, Inc.*	7,700	150,997
U.S. Ecology, Inc.	2,200	32,054
United Stationers, Inc.*	1,926	104,909
Viad Corp.	408	7,201
Waste Connections, Inc.*	7,747	270,293

		6,010,061

Construction & Engineering (0.5%)
Aecom Technology Corp.*	45,130	1,040,698
Argan, Inc.*	623	6,498
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)*	5,169	97,229
Furmanite Corp.*	4,000	15,880
Great Lakes Dredge & Dock Corp.	3,305	19,830
Insituform Technologies, Inc., Class A*	4,263	87,306
Jacobs Engineering Group, Inc.*	24,100	878,204
KBR, Inc.	671	13,648
Michael Baker Corp.*	204	7,120
MYR Group, Inc.*	566	9,446
Orion Marine Group, Inc.*	3,200	45,440
Primoris Services Corp.	994	6,262
Shaw Group, Inc.*	6,207	212,404

		2,439,965

Electrical Equipment (1.2%)
A123 Systems, Inc.*	9,174	86,511

	Number of Shares	Value (Note 1)

Acuity Brands, Inc.	5,495	$199,908
Advanced Battery Technologies, Inc.*	6,206	20,356
American Superconductor Corp.*	5,600	149,464
AMETEK, Inc.	36,591	1,469,129
AZZ, Inc.	1,528	56,185
Baldor Electric Co.	34,746	1,253,636
Belden, Inc.	5,906	129,932
Broadwind Energy, Inc.*	3,878	10,858
Capstone Turbine Corp.*	27,946	27,387
Coleman Cable, Inc.*	830	4,681
Ener1, Inc.*	8,100	27,378
EnerSys*	1,410	30,132
Franklin Electric Co., Inc.	2,700	77,814
FuelCell Energy, Inc.*	9,800	11,564
Generac Holdings, Inc.*	960	13,450
General Cable Corp.*	2,356	62,787
GrafTech International Ltd.*	15,211	222,385
Hubbell, Inc., Class B	3,048	120,975
II-VI, Inc.*	3,152	93,394
LaBarge, Inc.*	1,800	20,538
Polypore International, Inc.*	2,834	64,445
PowerSecure International, Inc.*	2,334	21,216
Preformed Line Products Co.	234	6,540
Regal-Beloit Corp.	17,036	950,268
SatCon Technology Corp.*	9,700	27,742
Thomas & Betts Corp.*	1,229	42,646
UQM Technologies, Inc.*	3,827	12,973
Vicor Corp.*	2,477	30,938
Woodward Governor Co.	7,699	196,555

		5,441,787

Industrial Conglomerates (0.0%)
Carlisle Cos., Inc.	697	25,183
Raven Industries, Inc.	2,119	71,431

		96,614

Machinery (3.7%)
3D Systems Corp.*	2,376	29,819
Actuant Corp., Class A	50,231	945,850
Albany International Corp., Class A	399	6,460
Altra Holdings, Inc.*	3,430	44,659
Ampco-Pittsburgh Corp.	300	6,249
ArvinMeritor, Inc.*	11,884	155,680
Badger Meter, Inc.	1,921	74,323
Barnes Group, Inc.	5,407	88,621
Blount International, Inc.*	5,744	58,991
Briggs & Stratton Corp.	3,934	66,957
Bucyrus International, Inc.	26,246	1,245,373
CLARCOR, Inc.	5,964	211,841
Colfax Corp.*	2,844	29,606
Donaldson Co., Inc.	9,788	417,458
Dynamic Materials Corp.	846	13,570
Energy Recovery, Inc.*	5,500	22,000
EnPro Industries, Inc.*	826	23,252
Flow International Corp.*	6,500	15,340
Gardner Denver, Inc.	6,257	279,000
Gorman-Rupp Co.	1,584	39,679
Graco, Inc.	7,656	215,823
Graham Corp.	1,332	19,967
Harsco Corp.	1,024	24,064

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

IDEX Corp.	31,915	$911,811
Ingersoll-Rand plc	58,540	2,019,045
John Bean Technologies Corp.	3,557	54,244
Joy Global, Inc.	17,750	889,097
Kaydon Corp.	18,125	595,587
Kennametal, Inc.	7,723	196,396
Lincoln Electric Holdings, Inc.	22,820	1,163,592
Lindsay Corp.	1,592	50,450
Manitowoc Co., Inc.	16,586	151,596
Met-Pro Corp.	755	8,124
Middleby Corp.*	2,100	111,699
Mueller Industries, Inc.	266	6,544
Mueller Water Products, Inc., Class A	18,225	67,615
NACCO Industries, Inc., Class A	674	59,824
Navistar International Corp.*	40,518	1,993,486
Nordson Corp.	4,391	246,247
Oshkosh Corp.*	11,340	353,354
Pall Corp.	14,851	510,429
Pentair, Inc.	6,480	208,656
PMFG, Inc.*	2,300	34,845
RBC Bearings, Inc.*	19,405	562,551
Sauer-Danfoss, Inc.*	1,617	19,760
SPX Corp.	1,223	64,587
Sun Hydraulics Corp.	1,563	36,668
Tennant Co.	2,456	83,062
Timken Co.	8,050	209,219
Titan International, Inc.	420	4,187
Toro Co.	4,310	211,707
Trimas Corp.*	2,110	23,864
Valmont Industries, Inc.	11,006	799,696
WABCO Holdings, Inc.*	8,129	255,901
Wabtec Corp.	12,714	507,161
Xerium Technologies, Inc.*	616	8,698

		16,454,284

Marine (0.2%)
Kirby Corp.*	17,502	669,452

Professional Services (1.0%)
Acacia Research Corp.- Acacia Technologies*	4,600	65,458
Administaff, Inc.	2,808	67,841
Advisory Board Co.*	2,041	87,681
CBIZ, Inc.*	3,890	24,740
CDI Corp.	316	4,907
Corporate Executive Board Co.	4,200	110,334
CoStar Group, Inc.*	2,624	101,811
CRA International, Inc.*	276	5,197
Diamond Management & Technology Consultants, Inc.	3,600	37,116
Dolan Media Co.*	1,980	22,018
Exponent, Inc.*	1,813	59,321
Franklin Covey Co.*	2,000	13,000
FTI Consulting, Inc.*	25,028	1,090,971
GP Strategies Corp.*	1,000	7,260
Hill International, Inc.*	1,658	6,731
Hudson Highland Group, Inc.*	3,623	15,941
Huron Consulting Group, Inc.*	26,061	505,844
ICF International, Inc.*	25,420	608,301
IHS, Inc., Class A*	6,127	357,939
Kelly Services, Inc., Class A*	511	7,599

	Number of Shares	Value (Note 1)

Kforce, Inc.*	11,782	$150,221
Korn/Ferry International*	319	4,434
Manpower, Inc.	15,500	669,290
Mistras Group, Inc.*	1,636	17,538
Navigant Consulting, Inc.*	1,683	17,470
On Assignment, Inc.*	900	4,527
Resources Connection, Inc.*	5,600	76,160
Robert Half International, Inc.	19,038	448,345
School Specialty, Inc.*	808	14,601
Towers Watson & Co., Class A	913	35,470
TrueBlue, Inc.*	2,997	33,536
Volt Information Sciences, Inc.*	1,456	12,230
VSE Corp.	358	11,392

		4,695,224

Road & Rail (2.0%)
Avis Budget Group, Inc.*	12,969	127,356
Celadon Group, Inc.*	1,850	26,159
Con-way, Inc.	620	18,612
Dollar Thrifty Automotive Group, Inc.*	3,619	154,206
Genesee & Wyoming, Inc., Class A*	22,342	833,580
Heartland Express, Inc.	6,199	90,010
Hertz Global Holdings, Inc.*	74,716	706,813
J.B. Hunt Transport Services, Inc.	41,300	1,349,271
Kansas City Southern*	36,625	1,331,319
Knight Transportation, Inc.	70,701	1,430,988
Landstar System, Inc.	6,374	248,522
Localiza Rent a Car S.A.	113,630	1,307,532
Marten Transport Ltd.*	27,838	578,474
Old Dominion Freight Line, Inc.*	3,177	111,640
Patriot Transportation Holding, Inc.*	111	8,981
RailAmerica, Inc.*	35,410	351,267
Roadrunner Transportation Systems, Inc.*	354	5,030
Ryder System, Inc.	3,541	142,454

		8,822,214

Trading Companies & Distributors (0.2%)
Applied Industrial Technologies, Inc.	5,348	135,411
Beacon Roofing Supply, Inc.*	5,667	102,119
CAI International, Inc.*	358	4,260
DXP Enterprises, Inc.*	826	12,927
GATX Corp.	1,750	46,690
Houston Wire & Cable Co.	2,037	22,102
Kaman Corp.	1,951	43,156
MSC Industrial Direct Co., Class A	5,507	278,985
TAL International Group, Inc.	542	12,179
Textainer Group Holdings Ltd.	954	23,030
Titan Machinery, Inc.*	778	10,215
Watsco, Inc.	3,534	204,689
WESCO International, Inc.*	1,851	62,323

		958,086

Total Industrials		60,493,092

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Information Technology (21.9%)
Communications Equipment (3.3%)
Acme Packet, Inc.*	5,580	$149,990
ADC Telecommunications, Inc.*	10,476	77,627
ADTRAN, Inc.	7,852	214,124
Anaren, Inc.*	395	5,901
Arris Group, Inc.*	3,273	33,352
Aruba Networks, Inc.*	145,269	2,068,631
BigBand Networks, Inc.*	3,638	10,987
Blue Coat Systems, Inc.*	27,190	555,492
Calix, Inc.*	453	4,648
Ciena Corp.*	11,694	148,280
Comtech Telecommunications Corp.*	1,345	40,256
DG FastChannel, Inc.*	3,186	103,800
Digi International, Inc.*	500	4,135
EMS Technologies, Inc.*	288	4,326
Extreme Networks, Inc.*	1,749	4,722
F5 Networks, Inc.*	14,140	969,580
Finisar Corp.*	97,277	1,449,427
Harmonic, Inc.*	3,174	17,267
Hughes Communications, Inc.*	930	22,627
Infinera Corp.*	10,400	66,872
InterDigital, Inc.*	5,500	135,795
Ixia*	139,000	1,194,010
JDS Uniphase Corp.*	27,262	268,258
KVH Industries, Inc.*	2,200	27,324
Loral Space & Communications, Inc.*	1,428	61,004
Meru Networks, Inc.*	433	5,135
NETGEAR, Inc.*	4,447	79,334
Network Engines, Inc.*	3,838	10,401
Network Equipment Technologies, Inc.*	3,220	11,238
Occam Networks, Inc.*	957	5,321
Oclaro, Inc.*	6,239	69,190
Oplink Communications, Inc.*	1,214	17,397
Palm, Inc.*	19,400	110,386
Plantronics, Inc.	6,120	175,032
Polycom, Inc.*	99,064	2,951,117
Riverbed Technology, Inc.*	81,790	2,259,040
SeaChange International, Inc.*	1,898	15,620
ShoreTel, Inc.*	85,200	395,328
Sonus Networks, Inc.*	21,670	58,726
Tekelec*	1,222	16,179
ViaSat, Inc.*	25,881	842,685

		14,660,564

Computers & Peripherals (1.2%)
3PAR, Inc.*	4,660	43,385
Compellent Technologies, Inc.*	2,790	33,815
Cray, Inc.*	2,500	13,950
Diebold, Inc.	1,867	50,876
Hypercom Corp.*	5,099	23,659
Immersion Corp.*	3,634	18,388
Intermec, Inc.*	3,865	39,616
Intevac, Inc.*	697	7,437
Isilon Systems, Inc.*	3,447	44,259
Lexmark International, Inc., Class A*	22,800	753,084
NCR Corp.*	20,200	244,824
NetApp, Inc.*	32,393	1,208,583

	Number of Shares	Value (Note 1)

Netezza Corp.*	62,985	$861,635
Novatel Wireless, Inc.*	688	3,949
Presstek, Inc.*	2,758	9,736
QLogic Corp.*	14,188	235,805
Quantum Corp.*	26,300	49,444
SanDisk Corp.*	35,440	1,490,961
STEC, Inc.*	5,092	63,955
Stratasys, Inc.*	2,698	66,263
Super Micro Computer, Inc.*	3,080	41,580
Synaptics, Inc.*	4,229	116,297
Xyratex Ltd.*	3,808	53,883

		5,475,384

Electronic Equipment, Instruments & Components (2.2%)
Anixter International, Inc.*	1,774	75,572
Arrow Electronics, Inc.*	1,841	41,146
AVX Corp.	900	11,538
Bell Microproducts, Inc.*	3,982	27,794
Benchmark Electronics, Inc.*	781	12,379
Brightpoint, Inc.*	8,721	61,047
Checkpoint Systems, Inc.*	1,890	32,810
Cogent, Inc.*	1,837	16,551
Cognex Corp.	3,969	69,775
Coherent, Inc.*	16,399	562,486
Comverge, Inc.*	3,200	28,672
CTS Corp.	1,237	11,430
Daktronics, Inc.	1,216	9,120
DDi Corp.	1,675	12,613
DTS, Inc.*	14,644	481,348
Echelon Corp.*	3,764	27,590
FARO Technologies, Inc.*	48,800	913,048
FLIR Systems, Inc.*	19,431	565,248
ICx Technologies, Inc.*	760	5,548
Ingram Micro, Inc., Class A*	395	6,000
Insight Enterprises, Inc.*	1,513	19,911
IPG Photonics Corp.*	3,400	51,782
Itron, Inc.*	4,700	290,554
Jabil Circuit, Inc.	93,380	1,241,954
Keithley Instruments, Inc.	1,064	9,395
Littelfuse, Inc.*	2,373	75,011
Maxwell Technologies, Inc.*	3,300	37,620
Methode Electronics, Inc.	2,719	26,483
Microvision, Inc.*	11,980	35,461
MTS Systems Corp.	2,065	59,885
Multi-Fineline Electronix, Inc.*	1,327	33,122
National Instruments Corp.	39,055	1,241,168
Newport Corp.*	950	8,607
OSI Systems, Inc.*	1,570	43,599
Park Electrochemical Corp.	1,607	39,227
Plexus Corp.*	5,098	136,321
Power-One, Inc.*	7,337	49,525
RadiSys Corp.*	2,500	23,800
Rofin-Sinar Technologies, Inc.*	1,783	37,122
Rogers Corp.*	679	18,856
Sanmina-SCI Corp.*	95,643	1,301,701
SMART Modular Technologies (WWH), Inc.*	3,547	20,750
Technitrol, Inc.	4,472	14,132
Trimble Navigation Ltd.*	69,620	1,949,360
TTM Technologies, Inc.*	1,768	16,796

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Universal Display Corp.*	3,937	$70,787

		9,824,644

Internet Software & Services (2.8%)
Ancestry.com, Inc.*	2,348	41,372
Archipelago Learning, Inc.*	1,200	13,716
Art Technology Group, Inc.*	229,928	786,354
comScore, Inc.*	2,800	46,116
Constant Contact, Inc.*	3,622	77,257
DealerTrack Holdings, Inc.*	58,926	969,333
Dice Holdings, Inc.*	2,700	18,684
Digital River, Inc.*	633	15,135
DivX, Inc.*	91,812	703,280
Equinix, Inc.*	18,333	1,489,006
GSI Commerce, Inc.*	96,447	2,777,674
IAC/InterActiveCorp*	4,600	101,062
InfoSpace, Inc.*	984	7,400
Internet Brands, Inc., Class A*	1,300	13,429
Internet Capital Group, Inc.*	909	6,908
j2 Global Communications, Inc.*	3,975	86,814
Keynote Systems, Inc.	600	5,412
KIT Digital, Inc.*	2,143	18,901
Knot, Inc.*	2,380	18,516
Limelight Networks, Inc.*	5,600	24,584
Liquidity Services, Inc.*	1,973	25,570
LivePerson, Inc.*	6,200	42,532
Local.com Corp.*	1,563	10,691
LogMeIn, Inc.*	19,864	521,033
LoopNet, Inc.*	2,569	31,676
Monster Worldwide, Inc.*	8,031	93,561
Move, Inc.*	22,700	46,535
NIC, Inc.	6,549	41,979
OpenTable, Inc.*	5,597	232,108
Openwave Systems, Inc.*	8,306	16,861
Perficient, Inc.*	1,856	16,537
QuinStreet, Inc.*	42,091	484,467
Rackspace Hosting, Inc.*	12,248	224,628
Saba Software, Inc.*	4,000	20,600
SAVVIS, Inc.*	4,800	70,800
Stamps.com, Inc.*	1,800	18,450
support.com, Inc.*	5,385	22,402
Terremark Worldwide, Inc.*	7,100	55,451
Travelzoo, Inc.*	639	7,911
United Online, Inc.	787	4,533
ValueClick, Inc.*	8,148	87,102
VistaPrint N.V.*	58,409	2,773,843
Vocus, Inc.*	2,181	33,326
WebMD Health Corp.*	6,809	316,142
Zix Corp.*	10,400	23,504

		12,443,195

IT Services (2.0%)
Acxiom Corp.*	8,635	126,848
Alliance Data Systems Corp.*	6,727	400,391
Broadridge Financial Solutions, Inc.	15,673	298,571
CACI International, Inc., Class A*	200	8,496
Cass Information Systems, Inc.	1,141	39,079
Cognizant Technology Solutions Corp., Class A*	19,720	987,183
Computer Task Group, Inc.*	1,200	7,752
CSG Systems International, Inc.*	2,094	38,383

	Number of Shares	Value (Note 1)

Cybersource Corp.*	9,074	$231,659
DST Systems, Inc.	4,374	158,076
Echo Global Logistics, Inc.*	45,880	560,195
ExlService Holdings, Inc.*	2,024	34,752
Forrester Research, Inc.*	1,910	57,797
Gartner, Inc.*	9,206	214,039
Genpact Ltd.*	60,294	936,366
Global Cash Access Holdings, Inc.*	72,422	522,163
Global Payments, Inc.	10,300	376,362
Hackett Group, Inc.*	2,100	5,901
Heartland Payment Systems, Inc.	4,932	73,191
Hewitt Associates, Inc., Class A*	11,704	403,320
iGATE Corp.	3,500	44,870
infoGROUP, Inc.*	3,731	29,773
Integral Systems, Inc.*	100	635
Lender Processing Services, Inc.	11,978	375,031
Lionbridge Technologies, Inc.*	8,500	38,845
ManTech International Corp., Class A*	2,520	107,276
MAXIMUS, Inc.	2,217	128,298
MoneyGram International, Inc.*	11,100	27,195
NCI, Inc., Class A*	947	21,383
NeuStar, Inc., Class A*	9,100	187,642
Online Resources Corp.*	2,000	8,300
RightNow Technologies, Inc.*	2,864	44,936
Sapient Corp.	125,157	1,269,092
SRA International, Inc., Class A*	531	10,445
Syntel, Inc.	1,644	55,814
TeleTech Holdings, Inc.*	3,900	50,271
Tier Technologies, Inc., Class B*	600	3,648
TNS, Inc.*	3,337	58,197
Unisys Corp.*	2,144	39,643
VeriFone Systems, Inc.*	49,195	931,261
Virtusa Corp.*	1,129	10,534
Wright Express Corp.*	4,900	145,530

		9,069,143

Office Electronics (0.0%)
Zebra Technologies Corp., Class A*	4,223	107,137

Semiconductors & Semiconductor Equipment (5.5%)
Actel Corp.*	1,500	19,230
Advanced Analogic
Technologies, Inc.*	2,178	6,948
Advanced Energy Industries, Inc.*	3,106	38,173
Amkor Technology, Inc.*	13,600	74,936
ANADIGICS, Inc.*	6,831	29,783
Applied Micro Circuits Corp.*	8,200	85,936
Atheros Communications, Inc.*	84,437	2,325,395
Atmel Corp.*	52,088	250,022
ATMI, Inc.*	358	5,241
AXT, Inc.*	1,312	5,917
Broadcom Corp., Class A	41,070	1,354,078
Brooks Automation, Inc.*	4,264	32,961
Cabot Microelectronics Corp.*	665	23,002
Cavium Networks, Inc.*	5,637	147,633
CEVA, Inc.*	2,900	36,540
Cirrus Logic, Inc.*	8,476	134,006

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Conexant Systems, Inc.*	9,327	$20,893
Cymer, Inc.*	25,215	757,459
Cypress Semiconductor Corp.*	110,966	1,114,099
Diodes, Inc.*	4,100	65,067
Energy Conversion Devices, Inc.*	1,653	6,777
Entegris, Inc.*	4,507	17,893
Entropic Communications, Inc.*	8,000	50,720
Exar Corp.*	900	6,237
Fairchild Semiconductor International, Inc.*	56,230	472,894
FEI Co.*	1,451	28,599
FSI International, Inc.*	3,966	16,618
GSI Technology, Inc.*	1,013	5,794
GT Solar International, Inc.*	7,269	40,706
Hittite Microwave Corp.*	14,440	646,046
Integrated Device Technology, Inc.*	12,640	62,568
Integrated Silicon Solution, Inc.*	2,699	20,350
Intersil Corp., Class A	5,670	68,664
IXYS Corp.*	2,297	20,306
Kopin Corp.*	4,453	15,096
Kulicke & Soffa Industries, Inc.*	8,970	62,969
Lattice Semiconductor Corp.*	14,647	63,568
LTX-Credence Corp.*	18,551	52,499
Marvell Technology Group Ltd.*	52,350	825,036
Mattson Technology, Inc.*	5,801	21,986
Maxim Integrated Products, Inc.	60,911	1,019,041
MaxLinear, Inc., Class A*	567	7,927
MEMC Electronic Materials, Inc.*	11,980	118,362
Micrel, Inc.	6,424	65,396
Microsemi Corp.*	4,203	61,490
Microtune, Inc.*	3,700	7,881
Mindspeed Technologies, Inc.*	4,000	29,960
MIPS Technologies, Inc.*	6,232	31,846
MKS Instruments, Inc.*	2,639	49,402
Monolithic Power Systems, Inc.*	4,171	74,494
MoSys, Inc.*	2,714	11,996
Nanometrics, Inc.*	2,075	20,937
National Semiconductor Corp.	27,337	367,956
Netlogic Microsystems, Inc.*	61,092	1,661,702
Novellus Systems, Inc.*	10,763	272,950
NVE Corp.*	579	25,204
NVIDIA Corp.*	84,061	858,263
OmniVision Technologies, Inc.*	5,026	107,757
ON Semiconductor Corp.*	136,287	869,511
PDF Solutions, Inc.*	1,905	9,144
PLX Technology, Inc.*	5,800	24,302
Power Integrations, Inc.	53,842	1,733,443
Rambus, Inc.*	13,402	234,803
RF Micro Devices, Inc.*	201,668	788,522
Rubicon Technology, Inc.*	1,842	54,873
Rudolph Technologies, Inc.*	3,636	27,452
Semtech Corp.*	7,727	126,491
Sigma Designs, Inc.*	807	8,078
Silicon Image, Inc.*	6,177	21,681
Silicon Laboratories, Inc.*	28,817	1,168,818
Skyworks Solutions, Inc.*	170,349	2,860,160
Spansion, Inc., Class A*	1,281	20,893
Standard Microsystems Corp.*	1,000	23,280
SunPower Corp., Class A*	4,814	58,249
Supertex, Inc.*	1,317	32,477

	Number of Shares	Value (Note 1)

Teradyne, Inc.*	95,450	$930,638
Tessera Technologies, Inc.*	3,698	59,353
TriQuint Semiconductor, Inc.*	19,606	119,793
Ultra Clean Holdings, Inc.*	2,458	20,942
Ultratech, Inc.*	2,557	41,602
Varian Semiconductor Equipment Associates, Inc.*	37,570	1,076,756
Veeco Instruments, Inc.*	5,122	175,582
Virage Logic Corp.*	2,905	34,540
Volterra Semiconductor Corp.*	3,204	73,884
Zoran Corp.*	911	8,691

		24,429,167

Software (4.9%)
ACI Worldwide, Inc.*	4,352	84,733
Actuate Corp.*	7,200	32,040
Adobe Systems, Inc.*	49,240	1,301,413
Advent Software, Inc.*	2,008	94,296
American Software, Inc., Class A	2,700	12,474
ANSYS, Inc.*	29,746	1,206,795
ArcSight, Inc.*	3,111	69,655
Ariba, Inc.*	11,407	181,714
AsiaInfo Holdings, Inc.*	15,290	334,239
Aspen Technology, Inc.*	7,859	85,585
Blackbaud, Inc.	5,726	124,655
Blackboard, Inc.*	4,300	160,519
BMC Software, Inc.*	20,590	713,032
Bottomline Technologies, Inc.*	83,150	1,083,444
Cadence Design Systems, Inc.*	34,074	197,288
Citrix Systems, Inc.*	24,720	1,043,926
CommVault Systems, Inc.*	5,472	123,120
Compuware Corp.*	16,061	128,167
Concur Technologies, Inc.*	54,678	2,333,657
Deltek, Inc.*	2,447	20,408
DemandTec, Inc.*	2,657	17,935
Digimarc Corp.*	517	9,694
Ebix, Inc.*	3,300	51,744
Epicor Software Corp.*	3,044	24,322
EPIQ Systems, Inc.*	495	6,400
FactSet Research Systems, Inc.	5,865	392,896
FalconStor Software, Inc.*	3,025	7,986
Fortinet, Inc.*	5,001	82,216
Guidance Software, Inc.*	873	4,557
Informatica Corp.*	44,999	1,074,576
Interactive Intelligence, Inc.*	1,704	27,997
Jack Henry & Associates, Inc.	10,703	255,588
JDA Software Group, Inc.*	1,112	24,442
Kenexa Corp.*	2,889	34,668
Lawson Software, Inc.*	17,528	127,954
Magma Design Automation, Inc.*	5,729	16,270
Manhattan Associates, Inc.*	2,967	81,741
Mentor Graphics Corp.*	5,822	51,525
MICROS Systems, Inc.*	10,154	323,608
MicroStrategy, Inc., Class A*	1,164	87,405
Monotype Imaging Holdings, Inc.*	2,134	19,227
NetScout Systems, Inc.*	3,853	54,790
NetSuite, Inc.*	2,234	28,238
Nuance Communications, Inc.*	62,449	933,613
Opnet Technologies, Inc.	1,875	27,544
Parametric Technology Corp.*	14,690	230,192
Pegasystems, Inc.	2,055	65,986

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Progress Software Corp.*	5,400	$162,162
PROS Holdings, Inc.*	2,442	15,873
QAD, Inc.*	1,161	4,795
Quest Software, Inc.*	6,868	123,899
Radiant Systems, Inc.*	4,000	57,840
Renaissance Learning, Inc.	1,657	24,341
Rosetta Stone, Inc.*	1,234	28,333
Rovi Corp.*	49,462	1,875,104
Smith Micro Software, Inc.*	3,533	33,599
SolarWinds, Inc.*	42,134	675,829
Solera Holdings, Inc.	8,879	321,420
Sonic Solutions, Inc.*	3,059	25,543
SonicWALL, Inc.*	6,244	73,367
Sourcefire, Inc.*	3,534	67,146
SRS Labs, Inc.*	2,200	20,130
SS&C Technologies Holdings, Inc.*	962	15,421
SuccessFactors, Inc.*	43,264	899,459
Symyx Technologies, Inc.*	701	3,512
Synchronoss Technologies, Inc.*	2,744	52,054
Synopsys, Inc.*	1,252	26,129
Take-Two Interactive Software, Inc.*	800	7,200
Taleo Corp., Class A*	74,490	1,809,362
TeleCommunication Systems, Inc., Class A*	3,028	12,536
THQ, Inc.*	3,882	16,770
TIBCO Software, Inc.*	101,588	1,225,151
TiVo, Inc.*	14,935	110,220
Tyler Technologies, Inc.*	4,033	62,592
Ultimate Software Group, Inc.*	3,233	106,236
Unica Corp.*	2,500	23,950
VanceInfo Technologies, Inc. (ADR)*	31,590	735,415
VASCO Data Security International, Inc.*	2,689	16,591
VirnetX Holding Corp.	3,910	23,147
Wave Systems Corp., Class A*	9,703	31,438
Websense, Inc.*	5,500	103,950

		22,184,788

Total Information Technology		98,194,022

Materials (2.7%)
Chemicals (1.4%)
Airgas, Inc.	14,945	929,579
Albemarle Corp.	11,546	458,492
Arch Chemicals, Inc.	1,754	53,918
Ashland, Inc.	934	43,356
Balchem Corp.	3,500	87,500
Calgon Carbon Corp.*	28,960	383,430
CF Industries Holdings, Inc.	9,800	621,810
Eastman Chemical Co.	1,892	100,957
Ferro Corp.*	4,439	32,715
Hawkins, Inc.	1,088	26,199
Innophos Holdings, Inc.	484	12,623
International Flavors & Fragrances, Inc.	10,061	426,788
KMG Chemicals, Inc.	437	6,275
Koppers Holdings, Inc.	2,556	57,459
Kraton Performance Polymers, Inc.*	1,246	23,412
Landec Corp.*	1,614	9,507

	Number of Shares	Value (Note 1)

LSB Industries, Inc.*	2,290	$30,480
Nalco Holding Co.	16,534	338,286
NewMarket Corp.	1,335	116,572
NL Industries, Inc.	1,000	6,100
Olin Corp.	5,799	104,904
Omnova Solutions, Inc.*	6,400	49,984
PolyOne Corp.*	8,190	68,960
Quaker Chemical Corp.	877	23,758
Rockwood Holdings, Inc.*	4,891	110,977
RPM International, Inc.	8,200	146,288
Scotts Miracle-Gro Co., Class A	5,825	258,688
Senomyx, Inc.*	3,855	14,611
Solutia, Inc.*	72,640	951,584
Spartech Corp.*	1,488	15,252
Stepan Co.	1,029	70,415
STR Holdings, Inc.*	37,683	708,440
Valspar Corp.	644	19,397
W.R. Grace & Co.*	1,611	33,895
Zep, Inc.	2,820	49,181

		6,391,792

Construction Materials (0.4%)
Eagle Materials, Inc.	42,890	1,112,138
Martin Marietta Materials, Inc.	5,740	486,809
United States Lime & Minerals, Inc.*	305	11,749

		1,610,696

Containers & Packaging (0.3%)
AEP Industries, Inc.*	386	9,218
Ball Corp.	2,586	136,618
Crown Holdings, Inc.*	20,657	517,251
Graham Packaging Co., Inc.*	414	4,956
Pactiv Corp.*	14,996	417,639
Rock-Tenn Co., Class A	1,764	87,618
Silgan Holdings, Inc.	3,541	100,493
Temple-Inland, Inc.	2,514	51,964

		1,325,757

Metals & Mining (0.5%)
AK Steel Holding Corp.	1,729	20,610
Allied Nevada Gold Corp.*	8,229	161,947
AMCOL International Corp.	3,196	75,106
Capital Gold Corp.*	4,860	19,440
Carpenter Technology Corp.	5,556	182,403
Coeur d’Alene Mines Corp.*	408	6,438
Compass Minerals International, Inc.	4,134	290,538
General Moly, Inc.*	7,796	24,012
Gerdau Ameristeel Corp.*	1,657	18,061
Globe Specialty Metals, Inc.*	7,746	80,016
Golden Star Resources Ltd.*	32,572	142,665
Jaguar Mining, Inc.*	10,620	93,775
Metals USA Holdings Corp.*	484	7,236
Noranda Aluminium Holding Corp.*	988	6,353
Reliance Steel & Aluminum Co.	836	30,221
Royal Gold, Inc.	1,037	49,776
RTI International Metals, Inc.*	359	8,655
Schnitzer Steel Industries, Inc., Class A	711	27,871
Steel Dynamics, Inc.	35,130	463,365

See Notes to Financial Statements.

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MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Stillwater Mining Co.*	5,617	$65,270
Thompson Creek Metals Co., Inc.*	1,458	12,655
Titanium Metals Corp.*	10,797	189,919
U.S. Gold Corp.*	11,261	56,418
Walter Energy, Inc.	5,383	327,556
Worthington Industries, Inc.	5,062	65,097

		2,425,403

Paper & Forest Products (0.1%)
Clearwater Paper Corp.*	1,153	63,138
Deltic Timber Corp.	1,343	56,138
Neenah Paper, Inc.	661	12,096
Schweitzer-Mauduit International, Inc.	2,320	117,044
Verso Paper Corp.*	1,568	3,622
Wausau Paper Corp.*	1,400	9,478

		261,516

Total Materials		12,015,164

Telecommunication Services (0.9%)
Diversified Telecommunication Services (0.2%)
AboveNet, Inc.*	2,844	134,180
Alaska Communications Systems Group, Inc.	5,657	48,028
Atlantic Tele-Network, Inc.	964	39,813
Cbeyond, Inc.*	3,270	40,875
Cincinnati Bell, Inc.*	5,600	16,856
Cogent Communications Group, Inc.*	5,400	40,932
Consolidated Communications Holdings, Inc.	2,508	42,661
Frontier Communications Corp.	15,911	113,127
Global Crossing Ltd.*	2,736	28,920
Level 3 Communications, Inc.*	80,770	88,039
Neutral Tandem, Inc.*	4,000	45,000
PAETEC Holding Corp.*	12,168	41,493
tw telecom, Inc.*	19,284	321,657
Vonage Holdings Corp.*	4,882	11,229

		1,012,810

Wireless Telecommunication Services (0.7%)
ICO Global Communications Holdings Ltd.*	4,790	7,712
MetroPCS Communications, Inc.*	144,985	1,187,427
NTELOS Holdings Corp.	3,600	61,920
SBA Communications Corp., Class A*	43,039	1,463,756
Shenandoah Telecommunications Co.	3,025	53,663
Syniverse Holdings, Inc.*	8,673	177,363
USA Mobility, Inc.	1,730	22,352

		2,974,193

Total Telecommunication Services		3,987,003

	Number of Shares	Value (Note 1)

Utilities (0.1%)
Electric Utilities (0.1%)
ITC Holdings Corp.	5,620	$297,354

Gas Utilities (0.0%)
South Jersey Industries, Inc.	698	29,986

Independent Power Producers & Energy Traders (0.0%)
Ormat Technologies, Inc.	1,319	37,315

Water Utilities (0.0%)
Cadiz, Inc.*	2,100	25,347
Southwest Water Co.	859	9,002

		34,349

Total Utilities		399,004

Total Common Stocks (78.6%) (Cost $316,487,172)		351,793,207

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investment (18.6%)
BlackRock Liquidity Funds TempFund 0.16% ‡	$83,488,770	$83,488,770

Time Deposit (1.3%)
JPMorgan Chase Nassau 0.000%, 7/1/10	5,750,055	5,750,055

Total Short-Term Investments (19.9%)
(Amortized Cost $89,238,825)		89,238,825

Total Investments (98.5%) (Cost/Amortized Cost $405,725,997)		441,032,032
Other Assets Less Liabilities (1.5%)		6,707,736

Net Assets (100%)		$447,739,768

*	Non-income producing.
†	Securities (totaling $86 or 0.0% of net assets) at fair value by management.
‡	Affiliated company as defined under the Investment Company Act of 1940.

Glossary:

ADR	— American Depositary Receipt

See Notes to Financial Statements.

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MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2010, were as follows:

Securities	Market Value December 31, 2009	Purchases at Cost	Sales at Cost	Market Value June 30, 2010	Dividend Income	Realized Gain (Loss)
BlackRock Liquidity Funds TempFund	$—	$113,339,517	$29,850,747	$83,488,770	$15,010	$—

At June 30, 2010, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2010	Unrealized Appreciation/ (Depreciation)
NASDAQ 100 E-Mini Index	261	September-10	$9,551,372	$9,072,360	$(479,012)
Russell 2000 Mini Index	451	September-10	27,797,728	27,411,780	(385,948)
S&P MidCap 400 E-Mini Index	779	September-10	58,342,119	55,309,000	(3,033,119)

					$(3,898,079)

At June 30, 2010, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contract	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Japanese Yen vs. U.S. Dollar, expiring 7/13/10	Deutsche Bank AG	8,660	$97,964	$93,008	$4,956

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
European Union Euro vs. U.S. Dollar, expiring 7/13/10	Bank of America	46	$56,270	$56,253	$17
European Union Euro vs. U.S. Dollar, expiring 7/13/10	Bank of America	140	167,909	171,204	(3,295)
European Union Euro vs. U.S. Dollar, expiring 7/13/10	Bank of America	571	707,109	698,268	8,841
European Union Euro vs. U.S. Dollar, expiring 7/13/10	Bank of America	359	445,418	439,016	6,402
Japanese Yen vs. U.S. Dollar, expiring 7/13/10	Brown Brothers Harriman & Co.	4,576	50,251	51,765	(1,514)
Japanese Yen vs. U.S. Dollar, expiring 7/13/10	JPMorgan Chase Bank	55,610	589,501	629,078	(39,577)
Japanese Yen vs. U.S. Dollar, expiring 7/13/10	Standard Chartered Bank	28,393	300,971	321,190	(20,219)

					$(49,345)

					$(44,389)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

See Notes to Financial Statements.

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MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (Including Quoted Prices for Similar Securities, Interest Rates, Prepayment Speeds, Credit Risk, etc.)	Level 3 Significant Unobservable Inputs (Including the Portfolio’s Own Assumptions in Determining the Fair Value of Investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$72,366,617	$—	$—	$72,366,617
Consumer Staples	8,942,631	—	—	8,942,631
Energy	15,629,025	198,364	—	15,827,389
Financials	21,308,168	—	86	21,308,254
Health Care	57,218,783	1,041,248	—	58,260,031
Industrials	58,932,770	1,560,322	—	60,493,092
Information Technology	98,194,022	—	—	98,194,022
Materials	12,015,164	—	—	12,015,164
Telecommunication Services	3,987,003	—	—	3,987,003
Utilities	399,004	—	—	399,004
Forward Currency Contracts	—	20,216	—	20,216
Short-Term Investments	—	89,238,825	—	89,238,825

Total Assets	$348,993,187	$92,058,975	$86	$441,052,248

Liabilities:
Forward Currency Contracts	$—	$(64,605)	$—	$(64,605)
Futures	(3,898,079)	—	—	(3,898,079)

Total Liabilities	$(3,898,079)	$(64,605)	$—	$(3,962,684)

Total	$345,095,108	$91,994,370	$86	$437,089,564

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities-Financials
Balance as of 12/31/09	$152
Total gains or losses (realized/unrealized) included in earnings	(66)
Purchases, sales, issuances, and settlements (net)	—
Transfers in to Level 3	—
Transfers out of Level 3	—
Balance as of 6/30/10	$86
The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at year ending 6/30/10.	$(66)

See Notes to Financial Statements.

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MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2010:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$–	*
Foreign exchange contracts	Receivables	20,216
Credit contracts	Receivables	–
Equity contracts	Receivables, Net Assets - Unrealized appreciation	–	*
Commodity contracts	Receivables	–
Other contracts	Receivables	–

Total		$20,216

	Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$–	*
Foreign exchange contracts	Payables	(64,605)
Credit contracts	Payables	–
Equity contracts	Payables, Net Assets - Unrealized depreciation	(3,898,079	)*
Commodity contracts	Payables	–
Other contracts	Payables	–

Total		$(3,962,684)

* Includes cumulative appreciation/depreciation of futures contracts as reported in Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2010:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	(369)	—	(369)
Credit contracts	—	—	—	—	—
Equity contracts	—	$(8,670,489)	—	—	$(8,670,489)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(8,670,489)	$(369)	$—	$(8,670,858)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	(44,389)	—	(44,389)
Credit contracts	—	—	—	—	—
Equity contracts	—	(4,191,743)	—	—	(4,191,743)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(4,191,743)	$(44,389)	$—	$(4,236,132)

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $1,347,000 and futures contracts with an average notional balance of approximately $19,225,000 during the six months ended June 30, 2010.

^ This Portfolio held forward foreign currency and futures contracts to gain an economic hedge against changes in the values of securities held in the Portfolio, that does not qualify for hedge accounting under ASC 815, and also to gain or reduce exposure to the financial markets.

See Notes to Financial Statements.

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MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

Investment security transactions for the six months ended June 30, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$155,686,902
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$277,379,466

As of June 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$45,584,361
Aggregate gross unrealized depreciation	(16,950,855)

Net unrealized appreciation	$28,633,506

Federal income tax cost of investments	$412,398,526

For the six months ended June 30, 2010, the Portfolio incurred approximately $316 as brokerage commissions with Keefe Bruyette & Woods, Inc. and $67 with Sanford C. Bernstein & Co., Inc., affiliated broker/dealers.

The Portfolio has a net capital loss carryforward of $174,298,838 of which $25,170,348 expires in the year 2016, and $149,128,490 expires in the year 2017.

See Notes to Financial Statements.

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MULTIMANAGER MID CAP GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2010 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $83,488,770)	$83,488,770
Unaffiliated Issuers (Cost $322,237,227)	357,543,262
Cash	18,013
Cash held as collateral at broker	8,943,000
Receivable for securities sold	2,180,151
Dividends, interest and other receivables	112,962
Receivable from Separate Accounts for Trust shares sold	94,454
Unrealized appreciation of forward foreign currency contracts	20,216
Receivable from investment sub- advisor	6,355
Other assets	3,763

Total assets	452,410,946

LIABILITIES
Payable for securities purchased	2,906,139
Variation margin payable on futures contracts	657,090
Payable to Separate Accounts for Trust shares redeemed	459,685
Investment management fees payable	308,719
Distribution fees payable—Class B	80,321
Administrative fees payable	71,794
Unrealized depreciation of forward foreign currency contracts	64,605
Trustees’ fees payable	11,615
Accrued expenses	111,210

Total liabilities	4,671,178

NET ASSETS	$447,739,768

Net assets were comprised of:
Paid in capital	$546,375,552
Accumulated undistributed net investment income (loss)	(1,625,533)
Accumulated undistributed net realized gains (losses) on investments, futures and foreign currency transactions	(128,373,920)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	31,363,669

Net assets	$447,739,768

Class A
Net asset value, offering and redemption price per share, $80,333,144 / 11,395,601 shares outstanding (unlimited amount authorized: $0.001 par value)	$7.05

Class B
Net asset value, offering and redemption price per share, $367,406,624 / 53,526,901 shares outstanding (unlimited amount authorized: $0.001 par value)	$6.86

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2010 (Unaudited)

INVESTMENT INCOME
Dividends ($15,010 of dividend income received from affiliates) (net of $4,593 foreign withholding tax)	$1,474,997
Interest	17
Securities lending (net)	73,483

Total income	1,548,497

EXPENSES
Investment management fees	1,942,334
Distribution fees—Class B	503,268
Administrative fees	444,770
Custodian fees	87,222
Printing and mailing expenses	29,410
Professional fees	25,977
Trustees’ fees	4,065
Miscellaneous	60,495

Gross expenses	3,097,541
Less: Reimbursement from sub-advisor	(6,355)
Fees paid indirectly	(10,304)

Net expenses	3,080,882

NET INVESTMENT INCOME (LOSS)	(1,532,385)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	61,599,209
Foreign currency transactions	2,273
Futures	(8,670,489)

Net realized gain (loss)	52,930,993

Change in unrealized appreciation (depreciation) on:
Securities	(59,144,583)
Foreign currency translations	(43,666)
Futures	(4,191,743)

Net change in unrealized appreciation (depreciation)	(63,379,992)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(10,448,999)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(11,981,384)

See Notes to Financial Statements.

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MULTIMANAGER MID CAP GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(1,532,385)	$(1,421,634)
Net realized gain (loss) on investments, futures and foreign currency transactions	52,930,993	(101,137,968)
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	(63,379,992)	245,984,194

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(11,981,384)	143,424,592

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 2,436,724 and 1,587,566 shares, respectively ]	18,179,236	8,779,900
Capital shares repurchased [ (2,699,336) and (19,607,586) shares, respectively ]	(22,064,182)	(100,318,900)

Total Class A transactions	(3,884,946)	(91,539,000)

Class B
Capital shares sold [ 3,625,389 and 8,202,871 shares, respectively ]	27,264,785	46,016,657
Capital shares repurchased [ (5,807,456) and (10,212,029) shares, respectively ]	(42,963,149)	(58,168,009)

Total Class B transactions	(15,698,364)	(12,151,352)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(19,583,310)	(103,690,352)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(31,564,694)	39,734,240
NET ASSETS:
Beginning of period	479,304,462	439,570,222

End of period (a)	$447,739,768	$479,304,462

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(1,625,533)	$(93,148)

See Notes to Financial Statements.

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MULTIMANAGER MID CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2010 (Unaudited)		Year Ended December 31,
Class A			2009		2008		2007		2006		2005

Net asset value, beginning of period	$7.27		$5.11		$9.13		$9.04		$9.12		$9.63

Income (loss) from investment operations:
Net investment income (loss)	(0.02	)(e)	—	#(e)	(0.04	)(e)	(0.07	)(e)	(0.07	)(e)	(0.08	)(e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.20)		2.16		(3.90)		1.14		0.96		0.89

Total from investment operations	(0.22)		2.16		(3.94)		1.07		0.89		0.81

Less distributions:
Distributions from net realized gains	—		—		(0.08)		(0.98)		(0.97)		(1.32)

Net asset value, end of period	$7.05		$7.27		$5.11		$9.13		$9.04		$9.12

Total return(b)	(3.03)%		42.27%		(43.47)%		12.22%		9.83%		8.66%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$80,333		$84,705		$151,539		$303,194		$230,585		$223,527
Ratio of expenses to average net assets:
After reimbursements(a)	1.07%		0.78%		1.21%		1.27%		1.26%		1.30%
After reimbursements and fees paid indirectly(a)	1.06%		0.78%		1.21%		1.27%		1.26%		1.30%
Before reimbursements and fees paid indirectly(a)	1.07%		1.07%		1.31%		1.30%		1.30%		1.35%
Ratio of net investment income (loss) to average net assets:
After reimbursements(a)	(0.43)%		(0.05)%		(0.50)%		(0.67)%		(0.74)%		(0.84)%
After reimbursements and fees paid indirectly(a)	(0.42)%		(0.05)%		(0.50)%		(0.67)%		(0.74)%		(0.84)%
Before reimbursements and fees paid indirectly(a)	(0.43)%		(0.34)%		(0.61)%		(0.70)%		(0.78)%		(0.89)%
Portfolio turnover rate	35%		122%		128%		81%		77%		87%

See Notes to Financial Statements.

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MULTIMANAGER MID CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2010 (Unaudited)		Year Ended December 31,
Class B			2009		2008		2007		2006		2005

Net asset value, beginning of period	$7.08		$4.99		$8.95		$8.90		$9.01		$9.55

Income (loss) from investment operations:
Net investment income (loss)	(0.02	)(e)	(0.02	)(e)	(0.05	)(e)	(0.09	)(e)	(0.09	)(e)	(0.10	)(e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.20)		2.11		(3.83)		1.12		0.95		0.88

Total from investment operations	(0.22)		2.09		(3.88)		1.03		0.86		0.78

Less distributions:
Distributions from net realized gains	—		—		(0.08)		(0.98)		(0.97)		(1.32)

Net asset value, end of period	$6.86		$7.08		$4.99		$8.95		$8.90		$9.01

Total return(b)	(3.11)%		41.88%		(43.68)%		11.97%		9.62%		8.41%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$367,407		$394,599		$288,031		$554,500		$543,139		$498,431
Ratio of expenses to average net assets:
After reimbursements(a)	1.32%		1.15%		1.46%		1.52%		1.51%		1.55%
After reimbursements and fees paid indirectly(a)	1.31%		1.15%		1.46%		1.52%		1.51%		1.55%
Before reimbursements and fees paid indirectly(a)	1.32%		1.32%		1.56	%(c)	1.55%		1.55%		1.60%
Ratio of net investment income (loss) to average net assets:
After reimbursements(a)	(0.68)%		(0.42)%		(0.75)%		(0.93)%		(0.99)%		(1.09)%
After reimbursements and fees paid indirectly(a)	(0.67)%		(0.42)%		(0.75)%		(0.93)%		(0.99)%		(1.09)%
Before reimbursements and fees paid indirectly(a)	(0.68)%		(0.59)%		(0.86)%		(0.96)%		(1.03)%		(1.14)%
Portfolio turnover rate	35%		122%		128%		81%		77%		87%

#	Per share amount is less than $0.01.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expense.
(e)	Net investment income is based on average shares outstanding.

See Notes to Financial Statements.

MULTIMANAGER MID CAP VALUE PORTFOLIO (Unaudited)

Sector Weightings as of 06/30/10	% of Net Assets
Financials	17.2%
Materials	10.9
Energy	9.6
Industrials	8.2
Health Care	6.4
Utilities	6.2
Information Technology	5.9
Consumer Discretionary	4.8
Consumer Staples	4.5
Telecommunication Services	2.7
Cash and Other	23.6

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2010 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Expenses Paid During Period* 1/1/10- 6/30/10
Class A
Actual	$1,000.00	$970.40	$5.03
Hypothetical (5% average return before expenses)	1,000.00	1,019.69	5.16
Class B
Actual	1,000.00	969.80	6.25
Hypothetical (5% average return before expenses)	1,000.00	1,018.45	6.41

*   Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 1.03% and 1.28%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (4.8%)
Auto Components (0.4%)
Autoliv, Inc.*	7,435	$355,765
BorgWarner, Inc.*	1,203	44,920
Dana Holding Corp.*	1,908	19,080
Drew Industries, Inc.*	1,424	28,765
Exide Technologies, Inc.*	8,079	42,011
Federal-Mogul Corp.*	2,167	28,214
Lear Corp.*	4,132	273,538
Magna International, Inc., Class A	12,582	829,909
Modine Manufacturing Co.*	6,511	50,004
Motorcar Parts of America, Inc.*	600	3,828
Spartan Motors, Inc.	4,100	17,220
Standard Motor Products, Inc.	1,800	14,526
Superior Industries International, Inc.	1,800	24,192
TRW Automotive Holdings Corp.*	5,740	158,252

		1,890,224

Distributors (0.0%)
AMCON Distributing Co.	200	11,200
Audiovox Corp., Class A*	3,407	25,041
Core-Mark Holding Co., Inc.*	1,465	40,141

		76,382

Diversified Consumer Services (0.1%)
Corinthian Colleges, Inc.*	3,300	32,505
CPI Corp.	300	6,726
Education Management Corp.*	2,486	37,912
Mac-Gray Corp.	2,400	26,736
Regis Corp.	10,226	159,219
Service Corp. International	38,366	283,908
Stewart Enterprises, Inc., Class A	13,700	74,117

		621,123

Hotels, Restaurants & Leisure (0.5%)
AFC Enterprises, Inc.*	1,400	12,740
Biglari Holdings, Inc.*	184	52,790
Bob Evans Farms, Inc.	5,141	126,571
Boyd Gaming Corp.*	8,100	68,769
Carrols Restaurant Group, Inc.*	500	2,285
CEC Entertainment, Inc.*	1,000	35,260
Choice Hotels International, Inc.	3,040	91,838
Churchill Downs, Inc.	1,059	34,735
Cracker Barrel Old Country Store, Inc.	600	27,936
Domino’s Pizza, Inc.*	3,300	37,290
Gaylord Entertainment Co.*	4,608	101,791
International Speedway Corp., Class A	2,913	75,039
Isle of Capri Casinos, Inc.*	490	4,537
Landry’s Restaurants, Inc.*	1,196	29,254
Life Time Fitness, Inc.*	805	25,591
Marcus Corp.	4,100	38,786
McCormick & Schmick’s Seafood Restaurants, Inc.*	877	6,542
Monarch Casino & Resort, Inc.*	600	6,078
Morgans Hotel Group Co.*	2,600	16,016
Multimedia Games, Inc.*	4,900	22,050
O’Charleys, Inc.*	1,566	8,300
Orient-Express Hotels Ltd., Class A*	12,400	91,760

	Number of Shares	Value (Note 1)

Papa John’s International, Inc.*	856	$19,791
Penn National Gaming, Inc.*	8,600	198,660
Pinnacle Entertainment, Inc.*	6,798	64,309
Red Lion Hotels Corp.*	3,300	19,701
Red Robin Gourmet Burgers, Inc.*	2,179	37,392
Ruby Tuesday, Inc.*	11,110	94,435
Scientific Games Corp., Class A*	2,293	21,096
Speedway Motorsports, Inc.	2,200	29,832
Thomas Cook Group plc	148,507	391,637
Vail Resorts, Inc.*	4,567	159,434
Wendy’s/Arby’s Group, Inc., Class A	22,808	91,232
Wyndham Worldwide Corp.	25,872	521,062

		2,564,539

Household Durables (1.3%)
Acme United Corp.	200	2,128
American Greetings Corp., Class A	5,552	104,156
Beazer Homes USA, Inc.*	11,100	40,293
Blyth, Inc.	450	15,331
Brookfield Homes Corp.*	2,700	18,198
Cavco Industries, Inc.*	1,056	37,150
CSS Industries, Inc.	1,204	19,866
D.R. Horton, Inc.	36,677	360,535
Ethan Allen Interiors, Inc.	2,600	36,374
Flexsteel Industries, Inc.	400	4,400
Furniture Brands International, Inc.*	3,900	20,358
Harman International Industries, Inc.*	4,686	140,065
Helen of Troy Ltd.*	3,829	84,468
Hooker Furniture Corp.	2,155	22,972
Hovnanian Enterprises, Inc., Class A*	934	3,437
Jarden Corp.	11,500	309,005
KB Home	9,769	107,459
La-Z-Boy, Inc.*	6,338	47,091
Leggett & Platt, Inc.	7,480	150,049
Lennar Corp., Class A	20,949	291,401
Libbey, Inc.*	998	12,954
M.D.C. Holdings, Inc.	41,495	1,118,290
M/I Homes, Inc.*	3,300	31,812
Meritage Homes Corp.*	4,185	68,132
Mohawk Industries, Inc.*	6,365	291,262
Pulte Group, Inc.*	42,705	353,597
Ryland Group, Inc.	5,639	89,209
Sealy Corp.*	8,800	23,496
Sekisui House Ltd. (ADR)	212,310	1,796,143
Skyline Corp.	1,335	24,043
Standard Pacific Corp.*	12,600	41,958
Toll Brothers, Inc.*	61,601	1,007,792
Universal Electronics, Inc.*	544	9,047

		6,682,471

Internet & Catalog Retail (0.0%)
1-800-FLOWERS.COM, Inc., Class A*	7,476	15,401
Gaiam, Inc., Class A	3,900	23,673

		39,074

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Leisure Equipment & Products (0.2%)
Callaway Golf Co.	6,600	$39,864
JAKKS Pacific, Inc.*	3,297	47,411
Leapfrog Enterprises, Inc.*	2,750	11,055
Mattel, Inc.	36,000	761,760
RC2 Corp.*	3,394	54,677
Steinway Musical Instruments, Inc.*	1,209	21,508

		936,275

Media (0.9%)
Ascent Media Corp., Class A*	1,604	40,517
Carmike Cinemas, Inc.*	500	3,030
CBS Corp., Class B	59,900	774,507
Central European Media Enterprises Ltd., Class A*	4,843	96,376
Cinemark Holdings, Inc.	7,488	98,467
CKX, Inc.*	3,665	18,288
Clear Channel Outdoor Holdings, Inc., Class A*	4,400	38,192
Crown Media Holdings, Inc., Class A*	2,300	4,048
Dex One Corp.*	5,917	112,423
EW Scripps Co., Class A*	5,700	42,351
Fisher Communications, Inc.*	1,500	25,260
Gannett Co., Inc.	36,625	492,973
Gray Television, Inc.*	4,100	9,881
Harte-Hanks, Inc.	2,000	20,900
Interactive Data Corp.	1,072	35,784
Journal Communications, Inc., Class A*	2,925	11,612
Knology, Inc.*	1,384	15,127
Lamar Advertising Co., Class A*	6,166	151,190
Liberty Media Corp. - Capital, Class A*	10,343	433,475
Liberty Media Corp. - Starz*	6,474	335,612
LIN TV Corp., Class A*	5,400	29,214
Live Nation Entertainment, Inc.*	17,805	186,062
LodgeNet Interactive Corp.*	1,200	4,452
Madison Square Garden, Inc., Class A*	5,163	101,556
Media General, Inc., Class A*	914	8,921
Mediacom Communications Corp., Class A*	3,910	26,275
Meredith Corp.	3,091	96,223
New York Times Co., Class A*	17,059	147,560
Outdoor Channel Holdings, Inc.*	3,800	17,746
PRIMEDIA, Inc.	1,546	4,530
Regal Entertainment Group, Class A	8,091	105,507
Salem Communications Corp., Class A*	1,000	3,710
Scholastic Corp.	4,813	116,090
Sinclair Broadcast Group, Inc., Class A*	4,472	26,072
Virgin Media, Inc.	70,080	1,169,635
Warner Music Group Corp.*	7,700	37,422

		4,840,988

Multiline Retail (0.1%)
99 Cents Only Stores*	522	7,726
Big Lots, Inc.*	2,300	73,807

	Number of Shares	Value (Note 1)

Dillard’s, Inc., Class A	6,045	$129,968
Fred’s, Inc., Class A	4,136	45,744
Saks, Inc.*	17,094	129,743
Tuesday Morning Corp.*	5,315	21,207

		408,195

Specialty Retail (1.0%)
Aaron’s, Inc.	4,042	68,997
Abercrombie & Fitch Co., Class A	2,948	90,474
American Eagle Outfitters, Inc.	51,304	602,822
America’s Car-Mart, Inc.*	511	11,564
AnnTaylor Stores Corp.*	16,600	270,082
AutoNation, Inc.*	6,567	128,056
Barnes & Noble, Inc.	4,374	56,425
Books-A-Million, Inc.	1,900	11,438
Borders Group, Inc.*	13,100	17,423
Brown Shoe Co., Inc.	2,036	30,906
Buckle, Inc.	248	8,040
Build-A-Bear Workshop, Inc.*	3,900	26,442
Cabela’s, Inc.*	7,047	99,645
Charming Shoppes, Inc.*	17,100	64,125
Christopher & Banks Corp.	2,700	16,713
Collective Brands, Inc.*	3,043	48,079
Conn’s, Inc.*	2,001	11,766
Dress Barn, Inc.*	954	22,715
Finish Line, Inc., Class A	4,113	57,294
Foot Locker, Inc.	19,806	249,952
GameStop Corp., Class A*	19,300	362,647
Genesco, Inc.*	2,700	71,037
Group 1 Automotive, Inc.*	2,700	63,531
Hastings Entertainment, Inc.*	400	3,064
Haverty Furniture Cos., Inc.	1,600	19,664
HOT Topic, Inc.	2,767	14,056
Jo-Ann Stores, Inc.*	900	33,759
Lithia Motors, Inc., Class A	3,303	20,413
MarineMax, Inc.*	904	6,274
Men’s Wearhouse, Inc.	6,479	118,954
New York & Co., Inc.*	5,900	13,511
Office Depot, Inc.*	30,346	122,598
OfficeMax, Inc.*	6,839	89,317
Pacific Sunwear of California, Inc.*	11,700	37,440
Penske Automotive Group, Inc.*	3,067	34,841
PEP Boys-Manny, Moe & Jack	5,100	45,186
RadioShack Corp.	19,846	387,195
Rent-A-Center, Inc.*	11,145	225,798
Ross Stores, Inc.	16,600	884,614
Sally Beauty Holdings, Inc.*	2,951	24,198
Shoe Carnival, Inc.*	1,276	26,171
Signet Jewelers Ltd.*	11,029	303,298
Sonic Automotive, Inc., Class A*	4,990	42,714
Stage Stores, Inc.	4,538	48,466
Stein Mart, Inc.*	400	2,492
Systemax, Inc.	300	4,521
Talbots, Inc.*	600	6,186
West Marine, Inc.*	2,925	31,824

		4,936,727

Textiles, Apparel & Luxury Goods (0.3%)
Columbia Sportswear Co.	1,337	62,398
Delta Apparel, Inc.*	400	5,840
Hallwood Group, Inc.*	300	11,400

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Iconix Brand Group, Inc.*	8,678	$124,703
Jones Apparel Group, Inc.	14,800	234,580
Kenneth Cole Productions, Inc., Class A*	900	9,909
K-Swiss, Inc., Class A*	2,364	26,548
Movado Group, Inc.*	2,570	27,447
Perry Ellis International, Inc.*	1,440	29,088
Quiksilver, Inc.*	14,600	54,020
R.G. Barry Corp.	500	5,515
Rocky Brands, Inc.*	400	2,556
Steven Madden Ltd.*	1,000	31,520
Timberland Co., Class A*	1,412	22,804
Unifi, Inc.*	8,000	30,560
UniFirst Corp.	2,506	110,314
VF Corp.	10,280	731,730

		1,520,932

Total Consumer Discretionary		24,516,930

Consumer Staples (4.5%)
Beverages (0.2%)
Central European Distribution Corp.*	8,600	183,868
Coca-Cola Bottling Co. Consolidated	300	14,376
Constellation Brands, Inc., Class A*	24,101	376,458
Hansen Natural Corp.*	1,285	50,256
Molson Coors Brewing Co., Class B	10,300	436,308

		1,061,266

Food & Staples Retailing (1.7%)
Andersons, Inc.	2,238	72,936
BJ’s Wholesale Club, Inc.*	57,069	2,112,124
Casey’s General Stores, Inc.	3,858	134,644
Great Atlantic & Pacific Tea Co., Inc.*	6,700	26,130
Ingles Markets, Inc., Class A	1,050	15,803
Kroger Co.	286,650	5,644,138
Nash Finch Co.	1,245	42,529
Pantry, Inc.*	2,580	36,404
Rite Aid Corp.*	71,700	70,266
Ruddick Corp.	3,143	97,402
Spartan Stores, Inc.	3,731	51,189
SUPERVALU, Inc.	26,801	290,523
Susser Holdings Corp.*	500	5,895
Village Super Market, Inc., Class A	100	2,625
Weis Markets, Inc.	1,378	45,350
Winn-Dixie Stores, Inc.*	6,600	63,624

		8,711,582

Food Products (2.3%)
American Italian Pasta Co., Class A*	2,173	114,887
B&G Foods, Inc., Class A	4,375	47,162
Bunge Ltd.	8,400	413,196
Chiquita Brands International, Inc.*	6,433	78,161
Corn Products International, Inc.	9,384	284,335
Cresud S.A.C.I.F. y A. (ADR)	61,388	745,250

	Number of Shares	Value (Note 1)

Dean Foods Co.*	56,619	$570,153
Del Monte Foods Co.	31,900	459,041
Dole Food Co., Inc.*	4,013	41,856
Farmer Bros Co.	1,000	15,090
Flowers Foods, Inc.	6,010	146,824
Fresh Del Monte Produce, Inc.*	144,659	2,927,898
Griffin Land & Nurseries, Inc.	800	20,320
Hain Celestial Group, Inc.*	4,804	96,897
Harbinger Group, Inc.*	2,300	14,444
Imperial Sugar Co.	2,600	26,260
John B. Sanfilippo & Son, Inc.*	400	5,788
PureCircle Ltd.*	138,831	513,483
Ralcorp Holdings, Inc.*	7,037	385,628
Seneca Foods Corp., Class A*	1,353	43,648
Smart Balance, Inc.*	2,572	10,519
Smithfield Foods, Inc.*	64,395	959,485
TreeHouse Foods, Inc.*	4,404	201,087
Tyson Foods, Inc., Class A	222,181	3,641,547

		11,762,959

Household Products (0.1%)
Cellu Tissue Holdings, Inc.*	800	6,216
Central Garden & Pet Co., Class A*	6,400	57,408
Energizer Holdings, Inc.*	8,849	444,928
Oil-Dri Corp. of America	990	22,720
Spectrum Brands Holdings, Inc.*	2,296	58,227

		589,499

Personal Products (0.1%)
Alberto-Culver Co.	8,398	227,502
CCA Industries, Inc.	300	1,605
Elizabeth Arden, Inc.*	2,812	40,830
NBTY, Inc.*	7,287	247,831
Nu Skin Enterprises, Inc., Class A	1,700	42,381
Nutraceutical International Corp.*	1,600	24,416
Prestige Brands Holdings, Inc.*	5,371	38,027
Revlon, Inc., Class A*	1,500	16,740
Schiff Nutrition International, Inc.	1,000	7,120

		646,452

Tobacco (0.1%)
Alliance One International, Inc.*	9,879	35,169
Universal Corp.	3,459	137,253

		172,422

Total Consumer Staples		22,944,180

Energy (7.8%)
Energy Equipment & Services (1.5%)
Allis-Chalmers Energy, Inc.*	11,741	24,186
Atwood Oceanics, Inc.*	5,661	144,469
Basic Energy Services, Inc.*	4,600	35,420
Boots & Coots, Inc.*	8,283	24,435
Bristow Group, Inc.*	4,566	134,240
Cal Dive International, Inc.*	11,899	69,609
Cie Generale de Geophysique- Veritas (ADR)*	21,320	379,283
Complete Production Services, Inc.*	9,643	137,895
Dawson Geophysical Co.*	1,516	32,245
Ensco plc (ADR)	11,800	463,504

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Exterran Holdings, Inc.*	7,161	$184,825
Global Industries Ltd.*	16,132	72,433
Gulf Island Fabrication, Inc.	2,300	35,696
Gulfmark Offshore, Inc., Class A*	2,941	77,054
Helix Energy Solutions Group, Inc.*	13,038	140,419
Helmerich & Payne, Inc.	11,839	432,360
Hercules Offshore, Inc.*	9,800	23,814
Hornbeck Offshore Services, Inc.*	2,874	41,960
Key Energy Services, Inc.*	15,200	139,536
Matrix Service Co.*	3,900	36,309
Natural Gas Services Group, Inc.*	2,006	30,351
Newpark Resources, Inc.*	12,498	75,613
Oceaneering International, Inc.*	6,962	312,594
Oil States International, Inc.*	6,238	246,900
OYO Geospace Corp.*	137	6,642
Parker Drilling Co.*	19,324	76,330
Patterson-UTI Energy, Inc.	19,109	245,933
PHI, Inc.*	1,700	23,953
Pioneer Drilling Co.*	5,907	33,493
Rowan Cos., Inc.*	15,890	348,627
SBM Offshore N.V.	27,731	395,748
SEACOR Holdings, Inc.*	3,400	240,244
Solar Cayman Ltd.*§†(b)	141,300	62,172
Superior Energy Services, Inc.*	9,204	171,839
Superior Well Services, Inc.*	2,713	45,361
T-3 Energy Services, Inc.*	2,005	55,940
Tesco Corp.*	1,490	18,297
TETRA Technologies, Inc.*	9,895	89,847
Tidewater, Inc.	6,479	250,867
Union Drilling, Inc.*	2,000	11,020
Unit Corp.*	5,090	206,603
Vantage Drilling Co.*	20,000	27,000
Weatherford International Ltd.*	140,936	1,851,899
Willbros Group, Inc.*	2,761	20,431

		7,477,396

Oil, Gas & Consumable Fuels (6.3%)
Adams Resources & Energy, Inc.	300	5,400
Alpha Natural Resources, Inc.*	13,253	448,879
Approach Resources, Inc.*	2,000	13,760
Arch Coal, Inc.	202,434	4,010,218
Atlas Energy, Inc.*	2,782	75,309
ATP Oil & Gas Corp.*	5,633	59,653
Berry Petroleum Co., Class A	6,269	161,239
Bill Barrett Corp.*	5,681	174,804
BPZ Resources, Inc.*	8,368	34,727
Cabot Oil & Gas Corp.	24,892	779,617
Cameco Corp.	294,719	6,271,620
Cheniere Energy, Inc.*	7,200	20,304
Clayton Williams Energy, Inc.*	135	5,686
Cloud Peak Energy, Inc.*	2,805	37,194
Cobalt International Energy, Inc.*	36,176	269,511
Comstock Resources, Inc.*	5,878	162,938
Consol Energy, Inc.	41,359	1,396,280
Contango Oil & Gas Co.*	443	19,824
Crosstex Energy, Inc.*	4,437	28,441
CVR Energy, Inc.*	4,700	35,344
Delek U.S. Holdings, Inc.	3,700	27,010
Delta Petroleum Corp.*	21,600	18,576
DHT Holdings, Inc.	10,600	40,810

	Number of Shares	Value (Note 1)

Double Eagle Petroleum Co.*	500	$2,125
Energy Partners Ltd.*	2,200	26,862
Forest Oil Corp.*	5,346	146,267
Frontier Oil Corp.	13,497	181,535
Frontline Ltd.	1,568	44,751
Gastar Exploration Ltd.*	1,690	6,101
General Maritime Corp.	5,800	35,032
GeoResources, Inc.*	1,400	19,502
GMX Resources, Inc.*	3,724	24,169
Golar LNG Ltd.	3,709	36,608
Goodrich Petroleum Corp.*	3,186	38,232
Green Plains Renewable Energy, Inc.*	3,000	30,660
Harvest Natural Resources, Inc.*	5,145	37,919
Holly Corp.	596	15,842
International Coal Group, Inc.*	13,100	50,435
Knightsbridge Tankers Ltd.	2,675	47,053
Mariner Energy, Inc.*	12,097	259,844
Massey Energy Co.	13,009	355,796
Miller Petroleum, Inc.*	1,299	7,482
Newfield Exploration Co.*	14,860	726,060
Nexen, Inc.	93,079	1,830,864
Nordic American Tanker Shipping Ltd.	6,073	170,591
Overseas Shipholding Group, Inc.	20,489	758,913
Patriot Coal Corp.*	9,954	116,959
Peabody Energy Corp.	78,797	3,083,327
Penn Virginia Corp.	5,400	108,594
Petrobras Energia S.A. (ADR)	119,492	1,721,880
Petroleum Development Corp.*	2,602	66,663
PetroQuest Energy, Inc.*	6,511	44,014
Plains Exploration & Production Co.*	17,690	364,591
Quicksilver Resources, Inc.*	47,076	517,836
Resolute Energy Corp.*	4,373	53,526
REX American Resources Corp.*	1,293	20,688
Rex Energy Corp.*	3,205	32,370
Rosetta Resources, Inc.*	2,740	54,279
SandRidge Energy, Inc.*	20,744	120,938
Ship Finance International Ltd.	5,649	101,004
SM Energy Co.	2,726	109,476
Southern Union Co.	15,587	340,732
Stone Energy Corp.*	4,700	52,452
Sunoco, Inc.	700	24,339
Swift Energy Co.*	4,775	128,495
Teekay Corp.	5,361	140,297
Teekay Tankers Ltd., Class A	1,317	14,658
Tesoro Corp.	436,649	5,095,694
USEC, Inc.*	16,617	79,097
VAALCO Energy, Inc.*	8,406	47,074
Venoco, Inc.*	2,100	34,587
W&T Offshore, Inc.	3,405	32,211
Warren Resources, Inc.*	6,700	19,430
Western Refining, Inc.*	6,600	33,198
Whiting Petroleum Corp.*	6,069	475,931
World Fuel Services Corp.	3,383	87,755

		32,071,882

Total Energy		39,549,278

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Financials (16.8%)
Capital Markets (2.2%)
Affiliated Managers Group, Inc.*	9,000	$546,930
American Capital Ltd.*	41,977	202,329
Ameriprise Financial, Inc.	36,040	1,302,125
Apollo Investment Corp.	23,084	215,374
Ares Capital Corp.	24,488	306,835
Artio Global Investors, Inc.	1,300	20,462
BlackRock Kelso Capital Corp.	7,164	70,709
Calamos Asset Management, Inc., Class A	2,200	20,416
Capital Southwest Corp.	499	43,867
Cohen & Steers, Inc.	400	8,296
Cowen Group, Inc., Class A*	3,900	15,990
Daiwa Securities Group, Inc. (ADR)	831,815	3,518,577
E*TRADE Financial Corp.*	28,096	332,095
Evercore Partners, Inc., Class A	553	12,912
FBR Capital Markets Corp.*	4,800	15,984
Federated Investors, Inc., Class B	3,600	74,556
Fifth Street Finance Corp.	5,194	57,290
GAMCO Investors, Inc., Class A	549	20,423
Gladstone Capital Corp.	2,323	25,112
Gladstone Investment Corp.	5,500	32,065
Harris & Harris Group, Inc.*	6,500	26,585
Hercules Technology Growth Capital, Inc.	2,733	25,171
International Assets Holding Corp.*	1,242	19,872
Invesco Ltd.	40,900	688,347
Investment Technology Group, Inc.*	5,550	89,133
Janus Capital Group, Inc.	21,140	187,723
Jefferies Group, Inc.	14,730	310,508
JMP Group, Inc.	3,300	20,427
KBW, Inc.*	1,800	38,592
Knight Capital Group, Inc., Class A*	11,949	164,777
LaBranche & Co., Inc.*	8,900	38,092
Main Street Capital Corp.	1,179	17,602
MCG Capital Corp.	11,500	55,545
MF Global Holdings Ltd.*	9,307	53,143
MVC Capital, Inc.	3,915	50,582
NGP Capital Resources Co.	4,531	32,487
Oppenheimer Holdings, Inc., Class A	1,506	36,069
PennantPark Investment Corp.	3,356	32,050
Penson Worldwide, Inc.*	1,800	10,152
Piper Jaffray Cos., Inc.*	2,200	70,884
Prospect Capital Corp.	7,149	68,988
Raymond James Financial, Inc.	12,565	310,230
Safeguard Scientifics, Inc.*	3,183	33,612
Sanders Morris Harris Group, Inc.	4,800	26,640
Solar Capital Ltd.	57,318	1,103,945
SWS Group, Inc.	2,730	25,935
TD Ameritrade Holding Corp.*	41,880	640,764
Teton Advisors, Inc., Class B*†	28	239
Thomas Weisel Partners Group, Inc.*	2,900	17,081
TICC Capital Corp.	5,141	43,184
TradeStation Group, Inc.*	3,332	22,491

	Number of Shares	Value (Note 1)

Triangle Capital Corp.	899	$12,784
Virtus Investment Partners, Inc.*	546	10,221

		11,126,202

Commercial Banks (3.4%)
1st Source Corp.	2,568	43,451
Access National Corp.	400	2,352
Alliance Financial Corp./New York	1,384	38,475
American National Bankshares, Inc.	1,500	32,085
Ameris Bancorp*	3,394	32,787
Ames National Corp.	900	17,586
Arrow Financial Corp.	927	21,414
Associated Banc-Corp.	21,229	260,268
BancFirst Corp.	1,154	42,109
Banco Latinoamericano de Comercio Exterior S.A., Class E	3,500	43,715
Bancorp Rhode Island, Inc.	900	23,580
Bancorp, Inc./Delaware*	4,700	36,801
BancorpSouth, Inc.	10,968	196,108
Bank of Commerce Holdings	400	1,896
Bank of Hawaii Corp.	4,830	233,530
Bank of Kentucky Financial Corp.	300	4,665
Bank of Marin Bancorp/California	300	9,579
Bank of the Ozarks, Inc.	1,319	46,785
BNC Bancorp	300	3,195
BOK Financial Corp.	3,293	156,319
Boston Private Financial Holdings, Inc.	10,439	67,123
Bridge Bancorp, Inc.	300	7,284
Bryn Mawr Bank Corp.	1,600	26,848
C&F Financial Corp.	388	5,762
Camden National Corp.	1,457	40,024
Capital City Bank Group, Inc.	2,173	26,902
CapitalSource, Inc.	40,825	194,327
Cardinal Financial Corp.	4,100	37,884
Cathay General Bancorp	9,926	102,536
Centerstate Banks, Inc.	3,600	36,324
Central Valley Community Bancorp*	400	2,568
Century Bancorp, Inc./Massachusetts, Class A	1,179	25,985
Chemical Financial Corp.	3,471	75,598
Citizens & Northern Corp.	2,100	22,470
Citizens Republic Bancorp, Inc.*	41,421	35,208
City Holding Co.	1,553	43,298
City National Corp./California	6,059	310,403
CNB Financial Corp./Pennsylvania	1,100	12,078
CoBiz Financial, Inc.	6,800	44,812
Columbia Banking System, Inc.	4,797	87,593
Comerica, Inc.	24,240	892,759
Commerce Bancshares, Inc./Missouri	9,773	351,730
Commercial National Financial Corp./Pennsylvania	200	3,230
Community Bank System, Inc.	3,868	85,212
Community Trust Bancorp, Inc.	2,269	56,952
Cullen/Frost Bankers, Inc.	6,876	353,426
CVB Financial Corp.	10,323	98,069
Danvers Bancorp, Inc.	1,765	25,504

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Eagle Bancorp, Inc.*	3,400	$40,052
East West Bancorp, Inc.	19,300	294,325
Enterprise Bancorp, Inc./Massachusetts	300	3,093
Enterprise Financial Services Corp.	1,800	17,352
Evans Bancorp, Inc.	300	3,795
F.N.B. Corp./Pennsylvania	12,945	103,948
Financial Institutions, Inc.	1,861	33,051
First Bancorp, Inc./Maine	2,000	26,260
First Bancorp/North Carolina	2,500	36,225
First Busey Corp.	3,524	15,964
First Citizens BancShares, Inc./North Carolina, Class A	688	132,323
First Commonwealth Financial Corp.	14,300	75,075
First Community Bancshares, Inc./Virginia	2,612	38,370
First Financial Bancorp	6,800	101,660
First Financial Bankshares, Inc.	1,103	53,043
First Financial Corp./Indiana	1,862	48,058
First Horizon National Corp.*	30,223	346,051
First Merchants Corp.	2,055	17,426
First Midwest Bancorp, Inc./Illinois	9,177	111,592
First of Long Island Corp.	1,100	28,281
First South Bancorp, Inc./North Carolina	1,900	20,159
FirstMerit Corp.	14,340	245,644
Fulton Financial Corp.	23,591	227,653
German American Bancorp, Inc.	2,448	37,454
Glacier Bancorp, Inc.	9,300	136,431
Great Southern Bancorp, Inc.	1,612	32,740
Green Bankshares, Inc.*	432	5,517
Hancock Holding Co.	3,470	115,759
Heartland Financial USA, Inc.	2,374	41,023
Heritage Financial Corp./Washington*	1,800	26,946
Home Bancorp, Inc.*	2,200	28,402
Home Bancshares, Inc./Arkansas	2,534	57,801
Horizon Bancorp/Indiana	200	4,266
Huntington Bancshares, Inc./Ohio	147,963	819,715
IBERIABANK Corp.	3,300	169,884
Independent Bank Corp./Massachusetts	2,334	57,603
International Bancshares Corp.	6,330	105,648
Investors Bancorp, Inc.*	4,851	63,645
Lakeland Bancorp, Inc.	4,018	34,233
Lakeland Financial Corp.	1,435	28,671
MainSource Financial Group, Inc.	1,462	10,483
Marshall & Ilsley Corp.	68,899	494,695
MB Financial, Inc.	6,526	120,013
Merchants Bancshares, Inc.	1,200	26,664
Metro Bancorp, Inc.*	1,400	17,276
Midsouth Bancorp, Inc.	1,100	14,047
Monarch Financial Holdings, Inc.	400	3,000
Nara Bancorp, Inc.*	4,600	38,778
National Bankshares, Inc./Virginia	1,447	35,061
National Penn Bancshares, Inc.	14,800	88,948
NB&T Financial Group, Inc.	153	2,524
NBT Bancorp, Inc.	3,700	75,554
Northfield Bancorp, Inc./New Jersey	3,400	44,132

	Number of Shares	Value (Note 1)

Old National Bancorp/Indiana	10,093	$104,563
OmniAmerican Bancorp, Inc.*	1,500	16,935
Oriental Financial Group, Inc.	5,693	72,073
Orrstown Financial Services, Inc.	700	15,491
Pacific Continental Corp.	4,200	39,774
PacWest Bancorp	3,453	63,224
Park National Corp.	1,411	91,771
Parke Bancorp, Inc.*	370	3,460
Peapack Gladstone Financial Corp.	1,995	23,342
Penns Woods Bancorp, Inc.	400	12,168
Peoples Bancorp, Inc./Ohio	1,432	20,764
Pinnacle Financial Partners, Inc.*	3,911	50,256
Popular, Inc.*	205,012	549,432
Porter Bancorp, Inc.	735	9,276
Premier Financial Bancorp, Inc.	500	3,940
PrivateBancorp, Inc.	6,577	72,873
Prosperity Bancshares, Inc.	6,048	210,168
Renasant Corp.	3,441	49,378
Republic Bancorp, Inc./Kentucky, Class A	837	18,749
S&T Bancorp, Inc.	2,746	54,261
Sandy Spring Bancorp, Inc.	3,530	49,455
Santander BanCorp*	1,300	16,432
SCBT Financial Corp.	1,411	49,695
Sierra Bancorp	1,600	18,400
Simmons First National Corp., Class A	1,711	44,931
Southside Bancshares, Inc.	2,493	48,963
Southwest Bancorp, Inc./Oklahoma	2,060	27,377
State Bancorp, Inc./New York	3,530	33,535
StellarOne Corp.	3,750	47,888
Sterling Bancorp/New York	3,500	31,500
Sterling Bancshares, Inc./Texas	11,000	51,810
Suffolk Bancorp	800	24,752
Sumitomo Trust & Banking Co., Ltd. (ADR)	569,772	2,917,233
Susquehanna Bancshares, Inc.	15,900	132,447
SVB Financial Group*	5,569	229,610
SY Bancorp, Inc.	1,700	39,066
Synovus Financial Corp.	95,078	241,498
TCF Financial Corp.	18,502	307,318
Texas Capital Bancshares, Inc.*	4,392	72,029
Tompkins Financial Corp.	1,339	50,547
Tower Bancorp, Inc.	900	19,701
TowneBank/Virginia	3,664	53,201
Trico Bancshares	2,463	41,699
Trustmark Corp.	7,291	151,799
UMB Financial Corp.	4,003	142,347
Umpqua Holdings Corp.	30,700	352,436
Union First Market Bankshares Corp.	3,446	42,248
United Bancorp, Inc./Ohio	300	2,493
United Bancshares, Inc./Ohio	200	1,950
United Bankshares, Inc.	4,678	111,991
United Community Banks, Inc./Georgia*	10,777	42,569
Univest Corp. of Pennsylvania	2,802	48,531
Valley National Bancorp	21,596	294,138
VIST Financial Corp.	400	3,080
Washington Banking Co.	1,127	14,414

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Washington Trust Bancorp, Inc.	2,571	$43,810
Webster Financial Corp.	8,167	146,516
WesBanco, Inc.	3,452	58,166
West Bancorp, Inc.*	3,300	22,473
West Coast Bancorp/Oregon	6,611	16,858
Westamerica Bancorp	2,265	118,958
Western Alliance Bancorp*	7,140	51,194
Whitney Holding Corp./Louisiana	12,000	111,000
Wilber Corp.	300	1,785
Wilmington Trust Corp.	11,837	131,272
Wilshire Bancorp, Inc.	4,000	35,000
Wintrust Financial Corp.	3,856	128,559
Zions Bancorp	20,858	449,907

		17,629,401

Consumer Finance (0.1%)
Advance America Cash Advance Centers, Inc.	3,934	16,248
AmeriCredit Corp.*	11,344	206,688
Cash America International, Inc.	4,348	149,006
CompuCredit Holdings Corp.	2,100	8,316
First Marblehead Corp.*	12,900	30,315
Nelnet, Inc., Class A	2,901	55,931
QC Holdings, Inc.	200	736
Student Loan Corp.	603	14,520
World Acceptance Corp.*	2,122	81,294

		563,054

Diversified Financial Services (0.4%)
Asset Acceptance Capital Corp.*	2,300	9,522
California First National Bancorp	500	6,170
Compass Diversified Holdings	3,000	40,230
Encore Capital Group, Inc.*	905	18,652
Medallion Financial Corp.	3,190	21,054
NewStar Financial, Inc.*	4,500	28,620
PHH Corp.*	96,410	1,835,646
PICO Holdings, Inc.*	2,774	83,137
Primus Guaranty Ltd.*	2,100	7,749

		2,050,780

Insurance (5.9%)
Alleghany Corp.*	821	240,799
Allied World Assurance Co. Holdings Ltd./Bermuda	7,950	360,771
Alterra Capital Holdings Ltd.	12,181	228,759
Ambac Financial Group, Inc.*	39,100	26,197
American Equity Investment Life Holding Co.	6,491	66,987
American Financial Group, Inc./Ohio	13,182	360,132
American National Insurance Co.	1,042	84,371
American Physicians Capital, Inc.	1,188	36,650
American Physicians Service Group, Inc.	800	19,560
American Safety Insurance Holdings Ltd.*	2,300	36,156
AMERISAFE, Inc.*	2,931	51,439
Amtrust Financial Services, Inc.	3,611	43,476
Aon Corp.	51,576	1,914,501
Arch Capital Group Ltd.*	6,082	453,109
Argo Group International Holdings Ltd.	3,500	107,065

	Number of Shares	Value (Note 1)

Arthur J. Gallagher & Co.	9,814	$239,265
Aspen Insurance Holdings Ltd.	12,659	313,184
Assured Guaranty Ltd.	23,328	309,563
Axis Capital Holdings Ltd.	97,244	2,890,092
Baldwin & Lyons, Inc., Class B	1,566	32,902
Brown & Brown, Inc.	6,676	127,779
Citizens, Inc./Texas*	2,080	13,853
CNA Financial Corp.*	58,458	1,494,186
CNA Surety Corp.*	2,885	46,362
CNO Financial Group, Inc.*	28,215	139,664
Delphi Financial Group, Inc., Class A	5,779	141,065
Donegal Group, Inc., Class A	2,356	28,955
EMC Insurance Group, Inc.	890	19,518
Employers Holdings, Inc.	6,054	89,175
Endurance Specialty Holdings Ltd.	6,352	238,391
Enstar Group, Ltd.*	906	60,195
Erie Indemnity Co., Class A	839	38,174
Everest Reinsurance Group Ltd.	9,620	680,326
FBL Financial Group, Inc., Class A	1,800	37,800
Fidelity National Financial, Inc., Class A	51,002	662,516
First American Financial Corp.	11,651	147,735
First Mercury Financial Corp.	1,900	20,102
Flagstone Reinsurance Holdings S.A.	7,400	80,068
FPIC Insurance Group, Inc.*	1,611	41,322
Greenlight Capital Reinsurance Ltd., Class A*	3,100	78,089
Hallmark Financial Services*	2,200	21,890
Hanover Insurance Group, Inc.	4,900	213,150
Harleysville Group, Inc.	1,670	51,820
HCC Insurance Holdings, Inc.	14,064	348,225
Hilltop Holdings, Inc.*	3,400	34,034
Horace Mann Educators Corp.	4,274	65,392
Infinity Property & Casualty Corp.	1,708	78,875
Kansas City Life Insurance Co.	801	23,686
Loews Corp.	100,200	3,337,662
Maiden Holdings Ltd.	8,612	56,581
Markel Corp.*	1,264	429,760
Marsh & McLennan Cos., Inc.	186,662	4,209,228
MBIA, Inc.*	19,276	108,138
Meadowbrook Insurance Group, Inc.	8,749	75,504
Mercury General Corp.	3,058	126,724
Montpelier Reinsurance Holdings Ltd.	8,200	122,426
National Financial Partners Corp.*	6,152	60,105
National Interstate Corp.	1,330	26,361
National Western Life Insurance Co., Class A	370	56,521
Navigators Group, Inc.*	1,389	57,130
NYMAGIC, Inc.	1,051	20,274
Old Republic International Corp.	29,744	360,795
OneBeacon Insurance Group Ltd., Class A	1,746	25,003
Phoenix Cos., Inc.*	8,827	18,625
Platinum Underwriters Holdings Ltd.	29,626	1,075,128
PMA Capital Corp., Class A*	5,547	36,333

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Presidential Life Corp.	3,993	$36,336
Primerica, Inc.*	3,039	65,156
Principal Financial Group, Inc.	33,200	778,208
ProAssurance Corp.*	4,100	232,716
Protective Life Corp.	10,590	226,520
Reinsurance Group of America, Inc.	39,137	1,788,952
RenaissanceReinsurance Holdings Ltd.	7,487	421,293
RLI Corp.	2,318	121,718
Safety Insurance Group, Inc.	1,736	64,267
SeaBright Holdings, Inc.	4,900	46,452
Selective Insurance Group, Inc.	7,386	109,756
StanCorp Financial Group, Inc.	6,001	243,281
State Auto Financial Corp.	2,347	36,402
Stewart Information Services Corp.	1,426	12,863
Symetra Financial Corp.	3,747	44,964
Tower Group, Inc.	2,799	60,262
Transatlantic Holdings, Inc.	8,128	389,819
United America Indemnity Ltd., Class A*	4,631	34,084
United Fire & Casualty Co.	3,248	64,375
Unitrin, Inc.	5,972	152,883
Universal Insurance Holdings, Inc.	1,300	5,434
Unum Group	62,100	1,347,570
Validus Holdings Ltd.	10,222	249,621
Wesco Financial Corp.	159	51,389
White Mountains Insurance Group Ltd.	997	323,227

		29,947,171

Real Estate Investment Trusts (REITs) (3.7%)
Acadia Realty Trust (REIT)	4,920	82,754
Agree Realty Corp. (REIT)	2,000	46,640
Alexander’s, Inc. (REIT)	100	30,292
Alexandria Real Estate Equities, Inc. (REIT)	5,606	355,252
AMB Property Corp. (REIT)	33,351	790,752
American Campus Communities, Inc. (REIT)	6,226	169,908
American Capital Agency Corp. (REIT)	4,142	109,432
Anworth Mortgage Asset Corp. (REIT)	11,800	84,016
Apartment Investment & Management Co. (REIT), Class A	8,033	155,599
Apollo Commercial Real Estate Finance, Inc. (REIT)	2,102	34,599
Ashford Hospitality Trust, Inc. (REIT)*	6,683	48,986
Associated Estates Realty Corp. (REIT)	2,300	29,785
BioMed Realty Trust, Inc. (REIT)	14,132	227,384
Brandywine Realty Trust (REIT)	18,704	201,068
BRE Properties, Inc. (REIT)	7,858	290,196
Camden Property Trust (REIT)	8,173	333,867
CapLease, Inc. (REIT)	10,800	49,788
Capstead Mortgage Corp. (REIT)	7,200	79,632
CBL & Associates Properties, Inc. (REIT)	22,445	279,216

	Number of Shares	Value (Note 1)

Cedar Shopping Centers, Inc. (REIT)	10,805	$65,046
Chesapeake Lodging Trust (REIT)*	1,500	23,730
Chimera Investment Corp. (REIT)	189,483	684,034
Cogdell Spencer, Inc. (REIT)	7,100	47,996
Colonial Properties Trust (REIT)	9,703	140,985
Colony Financial, Inc. (REIT)	2,544	42,994
Corporate Office Properties Trust/Maryland (REIT)	7,142	269,682
Cousins Properties, Inc. (REIT)	11,915	80,307
CreXus Investment Corp. (REIT)	3,400	42,262
Cypress Sharpridge Investments, Inc. (REIT)	3,322	42,057
DCT Industrial Trust, Inc. (REIT)	27,906	126,135
Developers Diversified Realty Corp. (REIT)	26,228	259,657
DiamondRock Hospitality Co. (REIT)*	18,150	149,193
Douglas Emmett, Inc. (REIT)	15,600	221,832
Duke Realty Corp. (REIT)	77,349	877,911
DuPont Fabros Technology, Inc. (REIT)	3,067	75,326
Dynex Capital, Inc. (REIT)	3,903	36,025
EastGroup Properties, Inc. (REIT)	1,414	50,310
Education Realty Trust, Inc. (REIT)	11,000	66,330
Entertainment Properties Trust (REIT)	5,692	216,694
Equity Lifestyle Properties, Inc. (REIT)	800	38,584
Equity One, Inc. (REIT)	4,865	75,894
Essex Property Trust, Inc. (REIT)	2,432	237,217
Extra Space Storage, Inc. (REIT)	11,800	164,020
Federal Realty Investment Trust (REIT)	3,352	235,545
FelCor Lodging Trust, Inc. (REIT)*	6,162	30,748
First Industrial Realty Trust, Inc. (REIT)*	9,900	47,718
First Potomac Realty Trust (REIT)	5,755	82,699
Franklin Street Properties Corp. (REIT)	10,088	119,139
Getty Realty Corp. (REIT)	2,400	53,784
Gladstone Commercial Corp. (REIT)	1,000	16,340
Glimcher Realty Trust (REIT)	10,473	62,629
Government Properties Income Trust (REIT)	3,000	76,560
Hatteras Financial Corp. (REIT)	3,959	110,139
Health Care REIT, Inc. (REIT)	15,698	661,200
Healthcare Realty Trust, Inc. (REIT)	7,119	156,404
Hersha Hospitality Trust (REIT)	17,833	80,605
Highwoods Properties, Inc. (REIT)	7,800	216,528
Home Properties, Inc. (REIT)	3,574	161,080
Hospitality Properties Trust (REIT)	19,334	407,947

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

HRPT Properties Trust (REIT)*	48,708	$302,477
Inland Real Estate Corp. (REIT)	12,300	97,416
Invesco Mortgage Capital, Inc. (REIT)	3,100	62,031
Investors Real Estate Trust (REIT)	12,100	106,843
iStar Financial, Inc. (REIT)*	11,791	52,588
Kilroy Realty Corp. (REIT)	6,610	196,515
Kite Realty Group Trust (REIT)	9,479	39,622
LaSalle Hotel Properties (REIT)	8,611	177,128
Lexington Realty Trust (REIT)	16,195	97,332
Liberty Property Trust (REIT)	13,872	400,207
LTC Properties, Inc. (REIT)	3,161	76,718
Macerich Co. (REIT)	15,503	578,572
Mack-Cali Realty Corp. (REIT)	12,283	365,174
Medical Properties Trust, Inc. (REIT)	17,200	162,368
MFA Financial, Inc. (REIT)	34,800	257,520
Mid-America Apartment Communities, Inc. (REIT)	1,500	77,205
Mission West Properties, Inc. (REIT)	6,000	40,920
Monmouth Real Estate Investment Corp. (REIT), Class A	5,500	40,645
MPG Office Trust, Inc. (REIT)*	3,661	10,727
National Health Investors, Inc. (REIT)	2,061	79,472
National Retail Properties, Inc. (REIT)	9,900	212,256
Nationwide Health Properties, Inc. (REIT)	15,132	541,272
Newcastle Investment Corp. (REIT)*	4,368	11,706
NorthStar Realty Finance Corp. (REIT)	1,793	4,787
Omega Healthcare Investors, Inc. (REIT)	7,823	155,912
One Liberty Properties, Inc. (REIT)	500	7,455
Parkway Properties, Inc./Maryland (REIT)	3,378	49,217
Pebblebrook Hotel Trust (REIT)*	2,969	55,966
Pennsylvania Real Estate Investment Trust (REIT)	7,700	94,094
Pennymac Mortgage Investment Trust (REIT)*	3,200	50,880
Piedmont Office Realty Trust, Inc. (REIT), Class A	6,615	123,899
Post Properties, Inc. (REIT)	5,800	131,834
Potlatch Corp. (REIT)	2,024	72,318
PS Business Parks, Inc. (REIT)	1,536	85,678
RAIT Financial Trust (REIT)*	3,804	7,114
Ramco-Gershenson Properties Trust (REIT)	5,600	56,560
Rayonier, Inc. (REIT)	7,133	313,995
Realty Income Corp. (REIT)	12,656	383,857
Redwood Trust, Inc. (REIT)	10,700	156,648
Regency Centers Corp. (REIT)	10,711	368,458
Resource Capital Corp. (REIT)	7,100	40,328
Retail Opportunity Investments Corp.	5,278	50,933

	Number of Shares	Value (Note 1)

RioCan Real Estate Investment Trust (REIT)	11,300	$202,106
Saul Centers, Inc. (REIT)	453	18,405
Senior Housing Properties Trust (REIT)	15,112	303,902
SL Green Realty Corp. (REIT)	11,227	617,934
Sovran Self Storage, Inc. (REIT)	3,200	110,176
Strategic Hotels & Resorts, Inc. (REIT)*	12,900	56,631
Sun Communities, Inc. (REIT)	2,637	68,457
Sunstone Hotel Investors, Inc. (REIT)*	13,813	137,163
Tanger Factory Outlet Centers (REIT)	2,000	82,760
Taubman Centers, Inc. (REIT)	6,900	259,647
Terreno Realty Corp. (REIT)*	1,800	31,878
UDR, Inc. (REIT)	18,809	359,816
UMH Properties, Inc. (REIT)	1,700	17,119
Universal Health Realty Income Trust (REIT)	1,056	33,929
Urstadt Biddle Properties, Inc. (REIT), Class A	3,459	55,794
U-Store-It Trust (REIT)	13,300	99,218
Walter Investment Management Corp. (REIT)	3,765	61,558
Washington Real Estate Investment Trust (REIT)	6,300	173,817
Weingarten Realty Investors (REIT)	14,745	280,892
Winthrop Realty Trust (REIT)	3,334	42,709

		19,163,010

Real Estate Management & Development (0.5%)
Avatar Holdings, Inc.*	1,573	30,170
BR Malls Participacoes S.A.	36,000	473,086
BR Properties S.A.	100,900	704,343
Consolidated-Tomoka Land Co.	1,172	33,402
Forest City Enterprises, Inc., Class A*	16,400	185,648
Forestar Group, Inc.*	4,950	88,902
Iguatemi Empresa de Shopping Centers S.A.	21,200	370,560
J.W. Mays, Inc.*	100	1,532
Multiplan Empreendimentos Imobiliarios S.A.	33,100	589,565

		2,477,208

Thrifts & Mortgage Finance (0.6%)
Abington Bancorp, Inc.	700	6,104
Astoria Financial Corp.	14,900	205,024
Bank Mutual Corp.	9,300	52,824
BankFinancial Corp.	5,500	45,705
Beneficial Mutual Bancorp, Inc.*	23,385	231,044
Berkshire Hills Bancorp, Inc.	2,363	46,031
Brookline Bancorp, Inc.	5,744	51,007
Capitol Federal Financial	2,348	77,860
CFS Bancorp, Inc.	400	1,944
Clifton Savings Bancorp, Inc.	2,500	21,625
Dime Community Bancshares, Inc.	2,355	29,037
Elmira Savings Bank FSB	300	5,100
ESB Financial Corp.	2,800	36,540

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

ESSA Bancorp, Inc.	3,900	$48,009
Federal Agricultural Mortgage Corp., Class C	596	8,362
First Defiance Financial Corp.	400	3,576
First Financial Holdings, Inc.	2,772	31,739
First Niagara Financial Group, Inc.	26,012	325,930
Flagstar Bancorp, Inc.*	4,970	15,606
Flushing Financial Corp.	3,040	37,179
Fox Chase Bancorp, Inc.*	1,390	13,302
Heritage Financial Group	400	4,328
HF Financial Corp.	300	2,940
Hingham Institution for Savings	300	11,079
Home Federal Bancorp, Inc./Idaho	3,398	42,917
HopFed Bancorp, Inc.	300	2,709
Kearny Financial Corp.	1,800	16,488
K-Fed Bancorp	1,000	9,080
Meridian Interstate Bancorp, Inc.*	2,600	28,340
MGIC Investment Corp.*	25,800	177,762
NASB Financial, Inc.	1,000	15,150
New Hampshire Thrift Bancshares, Inc.	400	4,200
New York Community Bancorp, Inc.	3,000	45,810
NewAlliance Bancshares, Inc.	11,765	131,886
Northeast Bancorp, Inc.	200	2,558
Northwest Bancshares, Inc.	13,990	160,465
Ocean Shore Holding Co.	300	3,114
OceanFirst Financial Corp.	2,200	26,554
Ocwen Financial Corp.*	7,871	80,205
Oritani Financial Corp.	780	7,800
PMI Group, Inc.*	16,501	47,688
Provident Financial Services, Inc.	6,400	74,816
Provident New York Bancorp	7,200	63,720
Radian Group, Inc.	16,596	120,155
Rockville Financial, Inc.	2,200	26,202
Roma Financial Corp.	1,200	13,032
Southern Missouri Bancorp, Inc.	100	1,475
Teche Holding Co.	200	5,620
Territorial Bancorp, Inc.	2,500	47,375
TF Financial Corp.	100	2,180
TFS Financial Corp.	9,843	122,152
TrustCo Bank Corp. NY/New York	4,451	24,926
United Financial Bancorp, Inc.	967	13,199
Washington Federal, Inc.	13,647	220,808
Waterstone Financial, Inc.*	1,968	6,711
Westfield Financial, Inc.	3,500	29,155
WSFS Financial Corp.	500	17,965

		2,904,112

Total Financials		85,860,938

Health Care (5.5%)
Biotechnology (0.2%)
Abraxis Bioscience, Inc.*	373	27,677
Alkermes, Inc.*	64,949	808,615
Celera Corp.*	9,845	64,485
Enzon Pharmaceuticals, Inc.*	733	7,806
Exelixis, Inc.*	4,252	14,754
Infinity Pharmaceuticals, Inc.*	920	5,437
Martek Biosciences Corp.*	4,755	112,741
Maxygen, Inc.*	3,833	21,197

	Number of Shares	Value (Note 1)

PDL BioPharma, Inc.	5,000	$28,100
Progenics Pharmaceuticals, Inc.*	964	5,283
Synta Pharmaceuticals Corp.*	600	1,620

		1,097,715

Health Care Equipment & Supplies (0.9%)
Analogic Corp.	650	29,582
AngioDynamics, Inc.*	3,389	49,988
Beckman Coulter, Inc.	8,852	533,687
Cantel Medical Corp.	1,731	28,908
CONMED Corp.*	4,023	74,949
Cooper Cos., Inc.	7,271	289,313
CryoLife, Inc.*	2,323	12,521
Cutera, Inc.*	1,318	12,139
Cynosure, Inc., Class A*	1,065	11,470
DynaVox, Inc., Class A*	346	5,539
Greatbatch, Inc.*	3,458	77,148
Hill-Rom Holdings, Inc.	1,932	58,791
Hologic, Inc.*	33,471	466,251
Invacare Corp.	4,599	95,383
Inverness Medical Innovations, Inc.*	8,011	213,573
Kewaunee Scientific Corp.	200	2,204
Kinetic Concepts, Inc.*	7,953	290,364
Medical Action Industries, Inc.*	1,793	21,498
Orthofix International N.V.*	500	16,025
Palomar Medical Technologies, Inc.*	1,103	12,343
RTI Biologics, Inc.*	4,065	11,910
Span-America Medical Systems, Inc.	200	3,496
Symmetry Medical, Inc.*	4,774	50,318
Syneron Medical Ltd.*	1,555	15,985
Teleflex, Inc.	4,498	244,151
Wright Medical Group, Inc.*	392	6,511
Young Innovations, Inc.	587	16,524
Zimmer Holdings, Inc.*	31,459	1,700,359

		4,350,930

Health Care Providers & Services (3.2%)
Advocat, Inc.	400	1,960
Aetna, Inc.	177,644	4,686,249
Allied Healthcare International, Inc.*	9,400	21,808
Amedisys, Inc.*	13,100	576,007
American Dental Partners, Inc.*	1,646	19,933
AMERIGROUP Corp.*	5,680	184,486
AmerisourceBergen Corp.	38,180	1,212,215
Amsurg Corp.*	3,660	65,221
Assisted Living Concepts, Inc., Class A*	1,528	45,214
Brookdale Senior Living, Inc.*	9,073	136,095
Capital Senior Living Corp.*	6,200	30,814
CardioNet, Inc.*	996	5,458
Centene Corp.*	6,254	134,461
Chindex International, Inc.*	1,110	13,908
CIGNA Corp.	41,000	1,273,460
Community Health Systems, Inc.*	3,984	134,699
Coventry Health Care, Inc.*	22,180	392,142
Cross Country Healthcare, Inc.*	3,412	30,674
Emdeon, Inc., Class A*	506	6,340
Five Star Quality Care, Inc.*	1,500	4,530

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Gentiva Health Services, Inc.*	2,429	$65,607
Hanger Orthopedic Group, Inc.*	1,800	32,328
Health Net, Inc.*	12,192	297,119
Healthspring, Inc.*	7,199	111,657
Healthways, Inc.*	4,191	49,957
Humana, Inc.*	50,643	2,312,866
Kindred Healthcare, Inc.*	6,697	85,990
LifePoint Hospitals, Inc.*	6,871	215,749
Lincare Holdings, Inc.*	1	16
Magellan Health Services, Inc.*	4,157	150,982
MedCath Corp.*	3,600	28,296
MEDNAX, Inc.*	679	37,759
Molina Healthcare, Inc.*	1,100	31,680
National Healthcare Corp.	1,100	37,906
Odyssey HealthCare, Inc.*	552	14,750
Omnicare, Inc.	104,996	2,488,405
Owens & Minor, Inc.	1,930	54,773
PharMerica Corp.*	383	5,615
Psychiatric Solutions, Inc.*	2,076	67,927
RehabCare Group, Inc.*	2,675	58,262
Res-Care, Inc.*	3,985	38,495
Select Medical Holdings Corp.*	5,248	35,581
Skilled Healthcare Group, Inc., Class A*	4,900	33,271
Sun Healthcare Group, Inc.*	6,100	49,288
Team Health Holdings, Inc.*	23,300	301,036
Tenet Healthcare Corp.*	19,100	82,894
Triple-S Management Corp., Class B*	3,049	56,559
U.S. Physical Therapy, Inc.*	962	16,239
Universal American Corp.*	3,565	51,336
Universal Health Services, Inc., Class B	10,681	407,480
WellCare Health Plans, Inc.*	5,374	127,579

		16,323,076

Health Care Technology (0.0%)
MedQuist, Inc.	500	3,955
Vital Images, Inc.*	546	6,962

		10,917

Life Sciences Tools & Services (0.1%)
Affymetrix, Inc.*	8,812	51,991
Albany Molecular Research, Inc.*	4,100	21,197
Bio-Rad Laboratories, Inc., Class A*	2,460	212,765
Cambrex Corp.*	500	1,575
Charles River Laboratories International, Inc.*	6,863	234,783
Kendle International, Inc.*	1,410	16,243
PerkinElmer, Inc.	9,358	193,430

		731,984

Pharmaceuticals (1.1%)
BMP Sunstone Corp.*	2,216	11,412
Endo Pharmaceuticals Holdings, Inc.*	35,053	764,856
Forest Laboratories, Inc.*	115,545	3,169,399
Hi-Tech Pharmacal Co., Inc.*	300	6,873
Impax Laboratories, Inc.*	45,760	872,186
King Pharmaceuticals, Inc.*	32,600	247,434

	Number of Shares	Value (Note 1)

Medicines Co.*	3,439	$26,171
Medicis Pharmaceutical Corp., Class A	8,086	176,922
Par Pharmaceutical Cos., Inc.*	4,862	126,217
ViroPharma, Inc.*	10,474	117,414

		5,518,884

Total Health Care		28,033,506

Industrials (7.7%)
Aerospace & Defense (0.6%)
AAR Corp.*	4,917	82,311
Argon ST, Inc.*	1,597	54,761
Astronics Corp.*	400	6,544
BE Aerospace, Inc.*	12,393	315,154
Breeze-Eastern Corp.*	300	1,770
Ceradyne, Inc.*	3,400	72,658
Curtiss-Wright Corp.	5,870	170,465
Ducommun, Inc.	2,200	37,620
DynCorp International, Inc., Class A*	2,380	41,698
Esterline Technologies Corp.*	16,192	768,310
GenCorp, Inc.*	4,495	19,688
Global Defense Technology & Systems, Inc.*	419	5,351
Herley Industries, Inc.*	2,672	38,103
Hexcel Corp.*	774	12,005
Ladish Co., Inc.*	2,390	54,301
LMI Aerospace, Inc.*	1,200	18,924
Moog, Inc., Class A*	5,697	183,614
Orbital Sciences Corp.*	4,292	67,685
SIFCO Industries, Inc.	400	4,280
Sparton Corp.*	500	2,515
Spirit AeroSystems Holdings, Inc., Class A*	11,576	220,638
Teledyne Technologies, Inc.*	15,942	615,042
Triumph Group, Inc.	2,105	140,256

		2,933,693

Air Freight & Logistics (0.1%)
Air Transport Services Group, Inc.*	5,300	25,228
Atlas Air Worldwide Holdings, Inc.*	3,281	155,847
Dynamex, Inc.*	900	10,980
UTi Worldwide, Inc.	1,968	24,364

		216,419

Airlines (1.1%)
AirTran Holdings, Inc.*	17,079	82,833
Alaska Air Group, Inc.*	5,596	251,540
AMR Corp.*	28,441	192,830
Copa Holdings S.A., Class A	1,401	61,952
Delta Air Lines, Inc.*	136,980	1,609,515
Hawaiian Holdings, Inc.*	1,570	8,117
JetBlue Airways Corp.*	30,470	167,280
Republic Airways Holdings, Inc.*	5,100	31,161
SkyWest, Inc.	232,794	2,844,743
U.S. Airways Group, Inc.*	20,714	178,348
UAL Corp.*	5,577	114,663

		5,542,982

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Building Products (0.2%)
A.O. Smith Corp.	323	$15,565
American Woodmark Corp.	1,611	27,548
Ameron International Corp.	1,098	66,242
Apogee Enterprises, Inc.	2,953	31,981
Armstrong World Industries, Inc.*	2,073	62,563
Builders FirstSource, Inc.*	5,201	12,483
Gibraltar Industries, Inc.*	4,277	43,198
Griffon Corp.*	6,557	72,521
Insteel Industries, Inc.	2,526	29,352
Owens Corning, Inc.*	8,774	262,430
Quanex Building Products Corp.	3,409	58,942
Simpson Manufacturing Co., Inc.	328	8,052
Universal Forest Products, Inc.	2,100	63,651
USG Corp.*	5,100	61,608

		816,136

Commercial Services & Supplies (0.3%)
A.T. Cross Co., Class A*	700	3,500
ABM Industries, Inc.	4,407	92,327
ACCO Brands Corp.*	9,193	45,873
American Reprographics Co.*	3,418	29,839
ATC Technology Corp.*	1,130	18,216
Bowne & Co., Inc.	2,134	23,943
Cornell Cos., Inc.*	1,790	48,097
Corrections Corp. of America*	12,029	229,513
Courier Corp.	2,300	28,083
Covanta Holding Corp.*	16,700	277,053
Deluxe Corp.	2,189	41,044
EnergySolutions, Inc.	9,600	48,864
Ennis, Inc.	2,200	33,022
Fuel Tech, Inc.*	1,909	12,065
G&K Services, Inc., Class A	2,281	47,103
GEO Group, Inc.*	2,094	43,450
KAR Auction Services, Inc.*	2,525	31,234
Kimball International, Inc., Class B	5,484	30,327
M&F Worldwide Corp.*	1,287	34,878
McGrath RentCorp	1,900	43,282
Metalico, Inc.*	6,800	27,064
Mine Safety Appliances Co.	1,179	29,216
Mobile Mini, Inc.*	4,383	71,355
Multi-Color Corp.	779	7,977
Schawk, Inc.	961	14,367
Steelcase, Inc., Class A	7,500	58,125
Sykes Enterprises, Inc.*	4,617	65,700
Team, Inc.*	2,047	26,713
United Stationers, Inc.*	1,231	67,053
Viad Corp.	2,205	38,918
Waste Connections, Inc.*	2,207	77,002
Waste Services, Inc.*	3,600	41,976

		1,687,179

Construction & Engineering (1.1%)
Aecom Technology Corp.*	8,868	204,496
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)*	7,591	142,787
Comfort Systems USA, Inc.	6,111	59,032
Dycom Industries, Inc.*	6,088	52,052
EMCOR Group, Inc.*	10,691	247,710
Furmanite Corp.*	3,500	13,895
Granite Construction, Inc.	4,204	99,130

	Number of Shares	Value (Note 1)

Great Lakes Dredge & Dock Corp.	3,532	$21,192
Insituform Technologies, Inc., Class A*	1,191	24,392
KBR, Inc.	22,800	463,752
Layne Christensen Co.*	2,787	67,641
MasTec, Inc.*	6,694	62,924
Northwest Pipe Co.*	1,468	27,892
Pike Electric Corp.*	2,600	24,492
Primoris Services Corp.	400	2,520
Shaw Group, Inc.*	106,274	3,636,696
Sterling Construction Co., Inc.*	2,900	37,526
Tutor Perini Corp.*	4,449	73,320
URS Corp.*	12,180	479,283

		5,740,732

Electrical Equipment (0.6%)
AMETEK, Inc.	21,600	867,240
Baldor Electric Co.	501	18,076
Brady Corp., Class A	5,800	144,536
Broadwind Energy, Inc.*	5,637	15,784
Encore Wire Corp.	2,819	51,278
EnerSys*	6,700	143,179
Franklin Electric Co., Inc.	577	16,629
Generac Holdings, Inc.*	2,073	29,043
General Cable Corp.*	4,507	120,111
Hubbell, Inc., Class B	17,531	695,805
LaBarge, Inc.*	400	4,564
LSI Industries, Inc.	5,000	24,400
Preformed Line Products Co.	100	2,795
Regal-Beloit Corp.	908	50,648
SL Industries, Inc.*	400	4,800
Thomas & Betts Corp.*	28,728	996,862

		3,185,750

Industrial Conglomerates (0.2%)
Carlisle Cos., Inc.	7,155	258,510
Otter Tail Corp.	3,700	71,521
Seaboard Corp.	48	72,480
Standex International Corp.	1,984	50,294
Textron, Inc.	39,500	670,315
Tredegar Corp.	3,329	54,329
United Capital Corp.*	604	14,744

		1,192,193

Machinery (2.4%)
AGCO Corp.*	196,047	5,287,388
Alamo Group, Inc.	583	12,651
Albany International Corp., Class A	3,000	48,570
American Railcar Industries, Inc.*	1,600	19,328
Ampco-Pittsburgh Corp.	1,600	33,328
Astec Industries, Inc.*	2,512	69,658
Barnes Group, Inc.	52,498	860,442
Briggs & Stratton Corp.	2,572	43,775
Cascade Corp.	1,306	46,507
Chart Industries, Inc.*	3,621	56,415
CIRCOR International, Inc.	2,089	53,437
CLARCOR, Inc.	886	31,471
Columbus McKinnon Corp.*	2,188	30,566
Commercial Vehicle Group, Inc.*	1,972	20,134
Crane Co.	6,234	188,329
Dover Corp.	11,920	498,137

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

EnPro Industries, Inc.*	1,606	$45,209
ESCO Technologies, Inc.	3,339	85,979
Federal Signal Corp.	8,600	51,944
Flow International Corp.*	1,300	3,068
Force Protection, Inc.*	6,122	25,100
FreightCar America, Inc.	1,138	25,742
Gardner Denver, Inc.	531	23,677
Greenbrier Cos., Inc.*	2,847	31,886
Harsco Corp.	9,407	221,064
IDEX Corp.	1,884	53,826
Kadant, Inc.*	1,390	24,214
Kennametal, Inc.	2,762	70,238
L.B. Foster Co., Class A*	1,526	39,554
Met-Pro Corp.	800	8,608
MFRI, Inc.*	300	1,800
Miller Industries, Inc.	1,814	24,435
Mueller Industries, Inc.	6,220	153,012
Mueller Water Products, Inc., Class A	4,471	16,587
NACCO Industries, Inc., Class A	97	8,610
Oshkosh Corp.*	2,500	77,900
Pentair, Inc.	41,614	1,339,971
Robbins & Myers, Inc.	2,978	64,742
Snap-On, Inc.	7,073	289,356
SPX Corp.	5,125	270,651
Tecumseh Products Co., Class A*	2,600	28,912
Terex Corp.*	52,694	987,486
Timken Co.	3,066	79,685
Titan International, Inc.	3,300	32,901
Trinity Industries, Inc.	9,924	175,853
Twin Disc, Inc.	1,344	15,268
Wabash National Corp.*	7,449	52,962
Wabtec Corp.	5,113	203,958
Watts Water Technologies, Inc., Class A	3,300	94,578

		11,928,912

Marine (0.1%)
Alexander & Baldwin, Inc.	5,163	153,754
American Commercial Lines, Inc.*	1,465	32,977
Eagle Bulk Shipping, Inc.*	11,100	46,842
Excel Maritime Carriers Ltd.*	3,207	16,420
Genco Shipping & Trading Ltd.*	4,698	70,423
Horizon Lines, Inc., Class A	1,443	6,104
International Shipholding Corp.	1,377	30,473
Kirby Corp.*	6,503	248,740
Ultrapetrol Bahamas Ltd.*	5,719	24,877

		630,610

Professional Services (0.2%)
Barrett Business Services, Inc.	1,200	14,880
CDI Corp.	1,105	17,161
CRA International, Inc.*	1,036	19,508
Equifax, Inc.	16,241	455,723
FTI Consulting, Inc.*	1,144	49,867
GP Strategies Corp.*	1,500	10,890
Heidrick & Struggles International, Inc.	1,600	36,512
Huron Consulting Group, Inc.*	1,218	23,641
Kelly Services, Inc., Class A*	2,728	40,565
Korn/Ferry International*	5,507	76,547

	Number of Shares	Value (Note 1)

Navigant Consulting, Inc.*	4,913	$50,997
On Assignment, Inc.*	1,900	9,557
School Specialty, Inc.*	1,215	21,955
SFN Group, Inc.*	7,800	42,588
Towers Watson & Co., Class A	4,756	184,771
TrueBlue, Inc.*	3,076	34,420
Volt Information Sciences, Inc.*	1,374	11,542
VSE Corp.	195	6,205

		1,107,329

Road & Rail (0.7%)
All America Latina Logistica S.A.	58,700	458,868
Amerco, Inc.*	1,008	55,490
Arkansas Best Corp.	3,140	65,155
Canadian Pacific Railway Ltd.	24,055	1,289,829
Celadon Group, Inc.*	1,000	14,140
Con-way, Inc.	6,316	189,606
Hertz Global Holdings, Inc.*	4,562	43,157
J.B. Hunt Transport Services, Inc.	21,300	695,871
Kansas City Southern*	5,200	189,020
Old Dominion Freight Line, Inc.*	734	25,793
Patriot Transportation Holding, Inc.*	100	8,091
RailAmerica, Inc.*	2,300	22,816
Ryder System, Inc.	5,137	206,661
Saia, Inc.*	2,671	40,065
Universal Truckload Services, Inc.*	1,500	20,895
USA Truck, Inc.*	600	9,672
Werner Enterprises, Inc.	4,486	98,199

		3,433,328

Trading Companies & Distributors (0.1%)
Aceto Corp.	5,460	31,286
Aircastle Ltd.	8,432	66,191
CAI International, Inc.*	1,385	16,482
GATX Corp.	3,940	105,119
H&E Equipment Services, Inc.*	2,300	17,227
Interline Brands, Inc.*	3,460	59,823
Kaman Corp.	1,239	27,407
Lawson Products, Inc.	900	15,282
RSC Holdings, Inc.*	3,386	20,892
Rush Enterprises, Inc., Class A*	3,654	48,817
TAL International Group, Inc.	1,684	37,839
Titan Machinery, Inc.*	589	7,734
United Rentals, Inc.*	7,675	71,531
WESCO International, Inc.*	3,594	121,010
Willis Lease Finance Corp.*	400	3,688

		650,328

Total Industrials		39,065,591

Information Technology (5.2%)
Communications Equipment (0.4%)
ADC Telecommunications, Inc.*	3,129	23,186
Anaren, Inc.*	1,197	17,883
Arris Group, Inc.*	14,546	148,224
Aviat Networks, Inc.*	11,300	41,019
Bel Fuse, Inc., Class B	1,491	24,616
Black Box Corp.	3,069	85,594
Brocade Communications Systems, Inc.*	56,236	290,178

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

CommScope, Inc.*	11,978	$284,717
Comtech Telecommunications Corp. *	2,283	68,330
Digi International, Inc.*	4,000	33,080
EchoStar Corp., Class A*	4,200	80,136
EMS Technologies, Inc.*	1,611	24,197
Emulex Corp.*	10,459	96,014
Extreme Networks, Inc.*	16,300	44,010
Globecomm Systems, Inc.*	4,394	36,250
Harmonic, Inc.*	9,706	52,801
Oplink Communications, Inc.*	1,351	19,360
Opnext, Inc.*	7,000	11,550
PC-Tel, Inc.*	5,400	27,216
Powerwave Technologies, Inc.*	25,700	39,578
SeaChange International, Inc.*	1,650	13,579
Sonus Networks, Inc.*	11,962	32,417
Sycamore Networks, Inc.	1,856	30,847
Symmetricom, Inc.*	7,694	39,162
Tekelec*	9,898	131,050
Tellabs, Inc.	50,576	323,181
Telular Corp.*	700	2,107
UTStarcom, Inc.*	21,400	39,376
ViaSat, Inc.*	2,664	86,740

		2,146,398

Computers & Peripherals (0.2%)
ADPT Corp.*	23,000	66,470
Avid Technology, Inc.*	3,624	46,134
Cray, Inc.*	2,246	12,533
Diebold, Inc.	6,608	180,068
Electronics for Imaging, Inc.*	5,635	54,941
Imation Corp.*	5,400	49,626
Intevac, Inc.*	2,438	26,013
Lexmark International, Inc., Class A*	12,604	416,310
Rimage Corp.*	1,034	16,368
Silicon Graphics International Corp.*	3,449	24,419

		892,882

Electronic Equipment, Instruments & Components (2.4%)
Agilysys, Inc.	2,780	18,598
Anixter International, Inc.*	1,890	80,514
Arrow Electronics, Inc.*	73,629	1,645,608
Avnet, Inc.*	19,250	464,117
AVX Corp.	4,655	59,677
Benchmark Electronics, Inc.*	6,800	107,780
Checkpoint Systems, Inc.*	3,124	54,233
Cogent, Inc.*	1,369	12,335
Cognex Corp.	1,339	23,540
Coherent, Inc.*	1,143	39,205
CPI International, Inc.*	1,258	19,612
CTS Corp.	3,754	34,687
Daktronics, Inc.	2,311	17,332
Electro Rent Corp.	1,586	20,285
Electro Scientific Industries, Inc.*	3,862	51,596
Flextronics International Ltd.*	73,880	413,728
ICx Technologies, Inc.*	500	3,650
Ingram Micro, Inc., Class A*	292,498	4,443,045
Insight Enterprises, Inc.*	4,300	56,588
Itron, Inc.*	376	23,244
Jabil Circuit, Inc.	7,536	100,229

	Number of Shares	Value (Note 1)

Kingboard Laminates Holdings Ltd.	1,066,300	$891,990
L-1 Identity Solutions, Inc.*	9,698	79,427
Littelfuse, Inc.*	574	18,144
Measurement Specialties, Inc.*	2,032	27,838
Mercury Computer Systems, Inc.*	3,786	44,410
Methode Electronics, Inc.	2,826	27,525
Molex, Inc.	16,509	301,124
Newport Corp.*	4,082	36,983
OSI Systems, Inc.*	648	17,995
Park Electrochemical Corp.	710	17,331
PC Connection, Inc.*	1,800	10,908
Rofin-Sinar Technologies, Inc.*	1,991	41,453
Rogers Corp.*	1,589	44,127
Scansource, Inc.*	3,399	84,737
SMART Modular Technologies (WWH), Inc.*	5,296	30,982
Spectrum Control, Inc.*	1,613	22,550
SYNNEX Corp.*	3,397	87,031
Tech Data Corp.*	69,353	2,470,354
Tessco Technologies, Inc.	450	7,515
TTM Technologies, Inc.*	7,321	69,549
Vishay Intertechnology, Inc.*	28,594	221,318
X-Rite, Inc.*	6,500	23,985
Zygo Corp.*	3,500	28,385

		12,295,264

Internet Software & Services (0.2%)
AOL, Inc.*	13,475	280,145
Digital River, Inc.*	4,643	111,014
DivX, Inc.*	2,269	17,381
EarthLink, Inc.	17,684	140,765
IAC/InterActiveCorp.*	7,168	157,481
InfoSpace, Inc.*	3,600	27,072
Internap Network Services Corp.*	5,918	24,678
Internet Brands, Inc., Class A*	2,700	27,891
Internet Capital Group, Inc.*	3,924	29,822
j2 Global Communications, Inc.*	1,960	42,806
Keynote Systems, Inc.	839	7,568
ModusLink Global Solutions, Inc.*	7,500	45,225
Monster Worldwide, Inc.*	8,291	96,590
Perficient, Inc.*	2,203	19,629
RealNetworks, Inc.*	8,332	27,496
TechTarget, Inc.*	2,900	15,602
United Online, Inc.	13,600	78,336

		1,149,501

IT Services (0.6%)
Broadridge Financial Solutions, Inc.	2,402	45,758
CACI International, Inc., Class A*	3,766	159,980
CIBER, Inc.*	4,700	13,019
Computer Task Group, Inc.*	200	1,292
Convergys Corp.*	16,649	163,327
CoreLogic, Inc.	12,680	223,929
CSG Systems International, Inc.*	3,163	57,978
Dynamics Research Corp.*	400	4,044
Euronet Worldwide, Inc.*	6,233	79,720
Hackett Group, Inc.*	4,800	13,488
infoGROUP, Inc.*	3,900	31,122
Integral Systems, Inc.*	1,316	8,357

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

ManTech International Corp., Class A*	382	$16,262
MoneyGram International, Inc.*	3,000	7,350
Online Resources Corp.*	2,200	9,130
SAIC, Inc.*	110,521	1,850,121
SRA International, Inc., Class A*	5,184	101,969
Tier Technologies, Inc., Class B*	300	1,824
Total System Services, Inc.	21,079	286,674
Unisys Corp.*	5,727	105,892
Virtusa Corp.*	563	5,253

		3,186,489

Office Electronics (0.0%)
Zebra Technologies Corp., Class A*	3,330	84,482

Semiconductors & Semiconductor Equipment (0.9%)
Actel Corp.*	2,646	33,922
Advanced Energy Industries, Inc.*	1,666	20,475
Advanced Micro Devices, Inc.*	400	2,928
Amkor Technology, Inc.*	4,500	24,795
ANADIGICS, Inc.*	1,183	5,158
Atmel Corp.*	10,104	48,499
ATMI, Inc.*	3,512	51,416
Axcelis Technologies, Inc.*	6,301	9,766
Brooks Automation, Inc.*	5,122	39,593
Cabot Microelectronics Corp.*	2,200	76,098
Cohu, Inc.	3,120	37,846
Conexant Systems, Inc.*	3,100	6,944
Cymer, Inc.*	3,126	93,905
DSP Group, Inc.*	5,100	32,589
Energy Conversion Devices, Inc.*	3,747	15,363
Entegris, Inc.*	13,903	55,195
Exar Corp.*	6,291	43,597
Fairchild Semiconductor International, Inc.*	21,469	180,554
FEI Co.*	3,497	68,926
FormFactor, Inc.*	6,313	68,180
Integrated Device Technology, Inc.*	11,800	58,410
Integrated Silicon Solution, Inc.*	300	2,262
International Rectifier Corp.*	8,936	166,299
Intersil Corp., Class A	10,294	124,660
IXYS Corp.*	1,100	9,724
Kulicke & Soffa Industries, Inc.*	1,220	8,564
Linear Technology Corp.	11,800	328,158
LSI Corp.*	87,400	402,040
MEMC Electronic Materials, Inc.*	16,741	165,401
Microsemi Corp.*	6,498	95,066
Microtune, Inc.*	800	1,704
MKS Instruments, Inc.*	4,061	76,022
National Semiconductor Corp.	360	4,846
Novellus Systems, Inc.*	1,862	47,220
OmniVision Technologies, Inc.*	1,957	41,958
Pericom Semiconductor Corp.*	3,996	38,362
Photronics, Inc.*	11,343	51,270
Pixelworks, Inc.*	600	1,788
PMC-Sierra, Inc.*	28,500	214,320
Rudolph Technologies, Inc.*	1,636	12,352
Sigma Designs, Inc.*	3,181	31,842
Silicon Image, Inc.*	5,500	19,305
Standard Microsystems Corp.*	1,738	40,461

	Number of Shares	Value (Note 1)

SunPower Corp., Class A*	7,493	$90,665
Tessera Technologies, Inc.*	1,403	22,518
Trident Microsystems, Inc.*	14,100	20,022
Varian Semiconductor Equipment Associates, Inc.*	41,390	1,186,237
Zoran Corp.*	5,830	55,618

		4,232,843

Software (0.5%)
BMC Software, Inc.*	17,300	599,099
CDC Corp., Class A*	8,499	17,678
Check Point Software Technologies Ltd.*	15,900	468,732
Compuware Corp.*	15,387	122,788
Double-Take Software, Inc.*	2,802	29,393
Epicor Software Corp.*	4,600	36,754
EPIQ Systems, Inc.*	1,424	18,412
ePlus, Inc.*	900	15,750
Fair Isaac Corp.	5,995	130,631
JDA Software Group, Inc.*	4,570	100,449
Mentor Graphics Corp.*	9,608	85,031
Novell, Inc.*	44,089	250,426
Quest Software, Inc.*	1,895	34,186
S1 Corp.*	2,302	13,835
SonicWALL, Inc.*	2,085	24,499
Symyx Technologies, Inc.*	3,351	16,788
Synopsys, Inc.*	18,198	379,792
Take-Two Interactive Software, Inc.*	8,300	74,700
TeleCommunication Systems, Inc., Class A*	1,418	5,870
THQ, Inc.*	5	22

		2,424,835

Total Information Technology		26,412,694

Materials (10.9%)
Chemicals (1.1%)
A. Schulman, Inc.	3,959	75,063
Agrium, Inc. (When Issued)	10,320	505,061
American Vanguard Corp.	4,000	31,720
Arch Chemicals, Inc.	1,383	42,513
Ashland, Inc.	9,028	419,080
Cabot Corp.	10,198	245,874
Cytec Industries, Inc.	6,131	245,179
Eastman Chemical Co.	7,465	398,332
Ferro Corp.*	7,235	53,322
FMC Corp.	18,740	1,076,238
Georgia Gulf Corp.*	4,258	56,802
H.B. Fuller Co.	5,600	106,344
Hawkins, Inc.	100	2,408
Huntsman Corp.	23,300	202,011
Innophos Holdings, Inc.	3,061	79,831
Intrepid Potash, Inc.*	5,632	110,218
Kraton Performance Polymers, Inc.*	592	11,124
Methanex Corp.	38,100	750,189
Minerals Technologies, Inc.	2,125	101,022
NewMarket Corp.	400	34,928
NL Industries, Inc.	1,000	6,100
Olin Corp.	4,806	86,941
OM Group, Inc.*	3,813	90,978

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

PolyOne Corp.*	4,483	$37,747
Quaker Chemical Corp.	505	13,680
Rockwood Holdings, Inc.*	1,947	44,177
RPM International, Inc.	7,294	130,125
Sensient Technologies Corp.	6,188	160,455
Spartech Corp.*	3,984	40,836
Valspar Corp.	11,513	346,772
W.R. Grace & Co.*	7,637	160,682
Westlake Chemical Corp.	2,725	50,603
Zoltek Cos., Inc.*	4,449	37,683

		5,754,038

Construction Materials (0.0%)
Headwaters, Inc.*	10,800	30,672
Texas Industries, Inc.	2,700	79,758

		110,430

Containers & Packaging (1.1%)
AptarGroup, Inc.	8,262	312,469
Ball Corp.	9,824	519,002
Bemis Co., Inc.	13,975	377,325
Boise, Inc.*	8,543	46,901
Graham Packaging Co., Inc.*	2,200	26,334
Graphic Packaging Holding Co.*	19,700	62,055
Greif, Inc., Class A	16,637	924,019
Myers Industries, Inc.	6,000	48,540
Owens-Illinois, Inc.*	34,020	899,829
Packaging Corp. of America	12,712	279,918
Pactiv Corp.*	2,263	63,025
Rexam plc	148,113	664,647
Rock-Tenn Co., Class A	3,620	179,805
Sealed Air Corp.	20,679	407,790
Silgan Holdings, Inc.	2,939	83,409
Sonoco Products Co.	12,257	373,593
Temple-Inland, Inc.	11,205	231,607
UFP Technologies, Inc.*	400	3,676

		5,503,944

Metals & Mining (8.0%)
A.M. Castle & Co.*	2,621	36,406
AK Steel Holding Corp.	12,942	154,269
Alcoa, Inc.	300,544	3,023,473
AngloGold Ashanti Ltd. (ADR)	125,624	5,424,444
Banro Corp.*	747,036	1,419,368
Brush Engineered Materials, Inc.*	2,634	52,627
Century Aluminum Co.*	8,096	71,488
Coeur d’Alene Mines Corp.*	10,140	160,009
Commercial Metals Co.	13,775	182,106
Geovic Mining Corp.*	612,517	349,135
Gerdau Ameristeel Corp.*	15,606	170,105
Gold Fields Ltd. (ADR)	397,377	5,312,930
Haynes International, Inc.	1,566	48,280
Hecla Mining Co.*	33,100	172,782
Horsehead Holding Corp.*	6,445	48,724
Ivanhoe Mines Ltd.*	107,737	1,404,890
Kaiser Aluminum Corp.	1,954	67,745
Kinross Gold Corp.	450,273	7,695,166
Lihir Gold Ltd. (ADR)	135,657	4,882,295
Newcrest Mining Ltd. (ADR)	89,300	2,634,350
Novagold Resources, Inc.*	299,296	2,089,086
Olympic Steel, Inc.	1,640	37,671
Polyus Gold Co. (ADR)	3,720	102,486

	Number of Shares	Value (Note 1)

Reliance Steel & Aluminum Co.	8,060	$291,369
Royal Gold, Inc.	4,913	235,824
RTI International Metals, Inc.*	3,476	83,806
Schnitzer Steel Industries, Inc., Class A	2,250	88,200
Silver Standard Resources, Inc.*	211,103	3,768,189
Steel Dynamics, Inc.	27,269	359,678
Sutor Technology Group Ltd.*	400	796
Thompson Creek Metals Co., Inc.*	15,780	136,970
Universal Stainless & Alloy Products, Inc.*	1,237	19,780
Walter Energy, Inc.	1,449	88,172
Worthington Industries, Inc.	2,416	31,070

		40,643,689

Paper & Forest Products (0.7%)
Buckeye Technologies, Inc.*	7,329	72,924
Clearwater Paper Corp.*	988	54,103
Domtar Corp.	50,534	2,483,746
KapStone Paper and Packaging Corp.*	7,520	83,773
Louisiana-Pacific Corp.*	15,437	103,273
Neenah Paper, Inc.	1,176	21,521
P.H. Glatfelter Co.	6,787	73,639
Sino-Forest Corp.*	19,900	282,830
Sino-Forest Corp. (ADR)*§	13,700	194,712
Wausau Paper Corp.*	5,700	38,589

		3,409,110

Total Materials		55,421,211

Telecommunication Services (2.5%)
Diversified Telecommunication Services (1.2%)
Atlantic Tele-Network, Inc.	236	9,747
CenturyLink, Inc.	3,600	119,916
Cincinnati Bell, Inc.*	13,600	40,936
Consolidated Communications Holdings, Inc.	200	3,402
Frontier Communications Corp.	21,800	154,998
General Communication, Inc., Class A*	4,271	32,417
Global Crossing Ltd.*	1,431	15,126
IDT Corp., Class B*	700	8,925
Iridium Communications, Inc.*	2,307	23,162
Level 3 Communications, Inc.*	164,500	179,305
PAETEC Holding Corp.*	1,367	4,662
Premiere Global Services, Inc.*	5,957	37,767
SureWest Communications*	800	5,072
TELUS Corp. (Non-Voting)	151,277	5,476,227
Vonage Holdings Corp.*	4,587	10,550

		6,122,212

Wireless Telecommunication Services (1.3%)
FiberTower Corp.*	4,732	22,335
Leap Wireless International, Inc.*	8,259	107,202
MetroPCS Communications, Inc.*	16,575	135,749
SK Telecom Co., Ltd. (ADR)	189,056	2,784,795
Telephone & Data Systems, Inc.	11,691	355,289
Tim Participacoes S.A. (Preference) (ADR)	77,961	2,115,862
Turkcell Iletisim Hizmet A/S (ADR)	72,480	940,790

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

USA Mobility, Inc.	1,638	$21,163

		6,483,185

Total Telecommunication Services		12,605,397

Utilities (6.2%)
Electric Utilities (2.3%)
Allegheny Energy, Inc.	21,413	442,821
Allete, Inc.	4,195	143,637
Centrais Eletricas Brasileiras S.A. (Preference) (ADR)	68,388	1,082,582
Central Vermont Public Service Corp.	2,037	40,210
Cleco Corp.	6,400	169,024
DPL, Inc.	14,277	341,220
El Paso Electric Co.*	6,490	125,582
Empire District Electric Co.	6,091	114,328
Great Plains Energy, Inc.	15,926	271,061
Hawaiian Electric Industries, Inc.	10,772	245,386
IDACORP, Inc.	91,190	3,033,891
MGE Energy, Inc.	3,162	113,958
Northeast Utilities	60,410	1,539,247
NV Energy, Inc.	129,451	1,528,816
Pepco Holdings, Inc.	29,448	461,745
Pinnacle West Capital Corp.	15,621	567,980
PNM Resources, Inc.	12,200	136,396
Portland General Electric Co.	10,501	192,483
UIL Holdings Corp.	4,000	100,120
UniSource Energy Corp.	4,938	149,029
Unitil Corp.	2,157	45,103
Westar Energy, Inc.	35,282	762,444

		11,607,063

Gas Utilities (0.9%)
AGL Resources, Inc.	11,799	422,640
Atmos Energy Corp.	10,993	297,251
Chesapeake Utilities Corp.	1,706	53,568
Energen Corp.	8,797	389,971
Energy, Inc.	300	3,258
Laclede Group, Inc.	3,197	105,917
National Fuel Gas Co.	9,116	418,242
New Jersey Resources Corp.	4,610	162,272
Nicor, Inc.	5,600	226,800
Northwest Natural Gas Co.	3,621	157,767
ONEOK, Inc.	15,850	685,512
Piedmont Natural Gas Co., Inc.	8,719	220,591
South Jersey Industries, Inc.	3,376	145,033
Southwest Gas Corp.	6,059	178,740
UGI Corp.	39,233	998,088
WGL Holdings, Inc.	5,720	194,652

		4,660,302

Independent Power Producers & Energy Traders (0.1%)
Dynegy, Inc.*	14,500	55,825
Mirant Corp.*	23,984	253,271
RRI Energy, Inc.*	48,731	184,690

		493,786

	Number of Shares	Value (Note 1)

Multi-Utilities (2.7%)
Alliant Energy Corp.	13,430	$426,268
Ameren Corp.	328,818	7,816,004
Avista Corp.	7,682	150,030
Black Hills Corp.	5,190	147,759
CenterPoint Energy, Inc.	51,227	674,147
CH Energy Group, Inc.	2,194	86,093
CMS Energy Corp.	30,356	444,716
Integrys Energy Group, Inc.	9,406	411,419
MDU Resources Group, Inc.	26,744	482,194
NorthWestern Corp.	4,922	128,956
NSTAR	12,653	442,855
OGE Energy Corp.	12,183	445,411
SCANA Corp.	14,670	524,599
TECO Energy, Inc.	28,429	428,425
Vectren Corp.	9,111	215,566
Wisconsin Energy Corp.	16,960	860,550

		13,684,992

Water Utilities (0.2%)
American States Water Co.	2,885	95,609
American Water Works Co., Inc.	22,085	454,951
Aqua America, Inc.	16,370	289,422
Artesian Resources Corp., Class A	2,100	38,766
California Water Service Group	2,872	102,530
Connecticut Water Service, Inc.	2,000	42,040
Consolidated Water Co., Ltd.	2,400	27,312
Middlesex Water Co.	2,694	42,700
SJW Corp.	2,286	53,584
Southwest Water Co.	2,920	30,601
York Water Co.	1,800	25,560

		1,203,075

Total Utilities		31,649,218

Total Common Stocks (71.9%) (Cost $334,674,233)		366,058,943

INVESTMENT COMPANY:
Investment Company (0.0%)
Kayne Anderson Energy Development Co. (Cost $11,974)	815	12,364

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Convertible Bonds (3.4%)
Energy (1.8%)
Oil, Gas & Consumable Fuels (1.8%)
Delta Petroleum Corp. 3.750%, 5/1/37	$2,952,000	2,302,560
Goodrich Petroleum Corp. 3.250%, 12/1/26	5,328,000	5,041,620
USEC, Inc. 3.000%, 10/1/14	2,349,000	1,691,280

Total Energy		9,035,460

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)

Health Care (0.9%)
Biotechnology (0.4%)
Cubist Pharmaceuticals, Inc. 2.250%, 6/15/13	$1,862,000	$1,754,935
Health Care Providers & Services (0.5%)
Omnicare, Inc. 3.250%, 12/15/35	3,303,000	2,733,233

Total Health Care		4,488,168

Industrials (0.5%)
Airlines (0.2%)
JetBlue Airways Corp. Series B 6.750%, 10/15/39	938,000	1,335,477

Building Products (0.3%)
Griffon Corp. Series 2ND 4.000%, 7/18/23	1,581,000	1,581,000

Total Industrials		2,916,477

Telecommunication Services (0.2%)
Wireless Telecommunication Services (0.2%)
NII Holdings, Inc. 3.125%, 6/15/12	1,140,000	1,075,875

Total Telecommunication Services		1,075,875

Total Convertible Bonds		17,515,980

Corporate Bonds (1.1%)
Financials (0.4%)
Insurance (0.4%)
Old Republic International Corp. 8.000%, 5/15/12	1,602,000	1,902,375

Total Financials		1,902,375

Information Technology (0.7%)
Communications Equipment (0.7%)
Alcatel-Lucent USA, Inc. Series B 2.875%, 6/15/25	4,497,000	3,788,722

Total Information Technology		3,788,722

Total Corporate Bonds		5,691,097

Total Long-Term Debt Securities (4.5%) (Cost $19,858,052)		23,207,077

	Principal Amount	Value (Note 1)

SHORT-TERM INVESTMENTS:
Short-Term Investment (20.3%)
BlackRock Liquidity Funds TempFund 0.16% ‡	$103,167,891	$103,167,891

Time Deposit (1.7%)
JPMorgan Chase Nassau 0.000%, 7/1/10	8,657,323	8,657,323

Total Short-Term Investments (22.0%) (Amortized Cost $111,825,214)		111,825,214

Total Investments (98.4%) (Cost/Amortized Cost $466,369,473)		501,103,598
Other Assets Less Liabilities (1.6%)		8,194,899

Net Assets (100%)		$509,298,497

*	Non-income producing.
†	Securities (totaling $62,411 or 0.0% of net assets) at fair value by management.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2010, the market value of these securities amounted to $256,884 or 0.1% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
‡	Affiliated company as defined under the Investment Company Act of 1940.
(b)	Illiquid security.

Glossary:

ADR—	American Depositary Receipt

Investments in companies which were affiliates for the six months ended June 30, 2010, were as follows:

Securities	Market Value December 31, 2009	Purchases at Cost	Sales at Cost	Market Value June 30, 2010	Dividend Income	Realized Gain (Loss)
BlackRock Liquidity Funds TempFund	$—	$144,447,908	$41,280,017	$103,167,891	$19,240	$—

See Notes to Financial Statements.

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MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

At June 30, 2010, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2010	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	373	September-10	$22,980,829	$22,670,940	$(309,889)
S&P MidCap 400 E-Mini Index	1,289	September-10	96,541,933	91,519,000	(5,022,933)

					$(5,332,822)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including Quoted Prices for Similar Securities, Interest Rates, Prepayment Speeds, Credit Risk, etc.)	Level 3 Significant Unobservable Inputs (Including the Portfolio’s Own Assumptions in Determining the Fair Value of Investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$24,125,293	$391,637	$—	$24,516,930
Consumer Staples	22,410,377	533,803	—	22,944,180
Energy	39,091,358	395,748	62,172	39,549,278
Financials	85,860,699	—	239	85,860,938
Health Care	28,033,506	—	—	28,033,506
Industrials	39,059,047	6,544	—	39,065,591
Information Technology	25,520,704	891,990	—	26,412,694
Materials	54,756,564	664,647	—	55,421,211
Telecommunication Services	12,605,397	—	—	12,605,397
Utilities	31,649,218	—	—	31,649,218
Convertible Bonds
Energy	—	9,035,460	—	9,035,460
Health Care	—	4,488,168	—	4,488,168
Industrials	—	2,916,477	—	2,916,477
Telecommunication Services	—	1,075,875	—	1,075,875
Corporate Bonds
Financials	—	1,902,375	—	1,902,375
Information Technology	—	3,788,722	—	3,788,722
Investment Companies
Investment Companies	12,364	—	—	12,364
Short-Term Investments	—	111,825,214	—	111,825,214

Total Assets	$363,124,527	$137,916,660	$62,411	$501,103,598

Liabilities:
Futures	$(5,332,822)	$—	$—	$(5,332,822)

Total Liabilities	$(5,332,822)	$—	$—	$(5,332,822)

Total	$357,791,705	$137,916,660	$62,411	$495,770,776

See Notes to Financial Statements.

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MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities-Energy	Investments in Securities-Financials
Balance as of 12/31/09	$1,100,162	$425
Total gains or losses (realized/unrealized) included in earnings	1,081,510	(186)
Purchases, sales, issuances, and settlements (net)	(2,119,500)	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Balance as of 6/30/10	$62,172	$239
The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at year ending 6/30/10.	$62,172	$(186)

Fair Values of Derivative Instruments as of June 30, 2010:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	—	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$—

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	(5,332,822	)*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$(5,332,822)

* Includes cumulative appreciation/depreciation of futures contracts as reported in Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

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MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2010:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	(11,862,431)	—	—	(11,862,431)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(11,862,431)	$—	$—	$(11,862,431)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	(5,550,044)	—	—	(5,550,044)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(5,550,044)	$—	$—	$(5,550,044)

The Portfolio held futures contracts with an average notional balance of approximately $31,271,000 during the six months ended June 30, 2010.

^ This Portfolio held futures contracts to gain or reduce exposure to the financial markets.

Investment security transactions for the six months ended June 30, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$166,107,425

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$322,450,844

As of June 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$45,970,520
Aggregate gross unrealized depreciation	(18,191,184)

Net unrealized appreciation	$27,779,336

Federal income tax cost of investments	$473,324,262

For the six months ended June 30, 2010, the Portfolio incurred approximately $580 as brokerage commissions with Keefe Bruyette & Woods, Inc., $24 with Sanford C. Bernstein & Co., Inc. and $140 with Williams Capital Group, affiliated broker/dealers.

The Portfolio has a net capital loss carryforward of $319,907,273 of which $86,955,157 expires in the year 2016, and $232,952,116 expires in the year 2017.

See Notes to Financial Statements.

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MULTIMANAGER MID CAP VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES June 30, 2010 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $103,167,891)	$103,167,891
Unaffiliated Issuers (Cost $363,201,582)	397,935,707
Cash	93,106
Foreign cash (Cost $119)	119
Cash held as collateral at broker	11,538,000
Dividends, interest and other receivables	598,939
Receivable for securities sold	480,296
Receivable from Separate Accounts for Trust shares sold	174,095
Receivable from investment sub- advisor	8,410
Other assets	4,935

Total assets	514,001,498

LIABILITIES
Payable for securities purchased	2,767,662
Variation margin payable on futures contracts	665,460
Payable to Separate Accounts for Trust shares redeemed	598,602
Investment management fees payable	355,917
Distribution fees payable—Class B	95,095
Administrative fees payable	79,491
Trustees’ fees payable	15,976
Accrued expenses	124,798

Total liabilities	4,703,001

NET ASSETS	$509,298,497

Net assets were comprised of:
Paid in capital	$731,169,803
Accumulated undistributed net investment income (loss)	(529,498)
Accumulated undistributed net realized gains (losses) on investments, futures and foreign currency transactions	(250,743,112)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	29,401,304

Net assets	$509,298,497

Class A
Net asset value, offering and redemption price per share, $69,924,136 / 8,868,514 shares outstanding (unlimited amount authorized: $0.001 par value)	$7.88

Class B
Net asset value, offering and redemption price per share, $439,374,361 / 56,927,966 shares outstanding (unlimited amount authorized: $0.001 par value)	$7.72

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2010 (Unaudited)

INVESTMENT INCOME
Dividends ($19,240 of dividend income received from affiliates) (net of $40,857 foreign withholding tax)	$4,155,211
Interest	809,023
Securities lending (net)	73,480

Total income	5,037,714

EXPENSES
Investment management fees	2,253,860
Distribution fees - Class B	595,440
Administrative fees	503,181
Custodian fees	79,764
Printing and mailing expenses	34,107
Professional fees	27,150
Trustees’ fees	4,726
Miscellaneous	13,196

Gross expenses	3,511,424
Less: Reimbursement from sub-advisor	(8,410)
Fees paid indirectly	(27,655)

Net expenses	3,475,359

NET INVESTMENT INCOME (LOSS)	1,562,355

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	86,011,581
Foreign currency transactions	(42,066)
Futures	(11,862,431)

Net realized gain (loss)	74,107,084

Change in unrealized appreciation (depreciation) on:
Securities	(83,348,339)
Foreign currency translations	55
Futures	(5,550,044)

Net change in unrealized appreciation (depreciation)	(88,898,328)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(14,791,244)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(13,228,889)

See Notes to Financial Statements.

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MULTIMANAGER MID CAP VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,562,355	$7,172,186
Net realized gain (loss) on investments, futures and foreign currency transactions	74,107,084	(118,522,129)
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	(88,898,328)	254,770,370

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(13,228,889)	143,420,427

DIVIDENDS:
Dividends from net investment income
Class A	—	(2,629,322)
Class B	—	(11,549,168)

TOTAL DIVIDENDS	—	(14,178,490)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 601,755 and 2,672,474 shares, respectively ]	5,051,797	16,255,094
Capital shares issued in reinvestment of dividends [ 0 and 341,908 shares, respectively ]	—	2,629,322
Capital shares repurchased [ (3,495,325) and (48,616,943) shares, respectively ]	(31,444,016)	(253,402,415)

Total Class A transactions	(26,392,219)	(234,517,999)

Class B
Capital shares sold [ 4,790,578 and 12,525,853 shares, respectively ]	40,483,482	81,482,834
Capital shares issued in reinvestment of dividends [ 0 and 1,538,281 shares, respectively ]	—	11,549,168
Capital shares repurchased [ (5,885,478) and (12,621,492) shares, respectively ]	(48,768,425)	(81,559,277)

Total Class B transactions	(8,284,943)	11,472,725

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(34,677,162)	(223,045,274)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(47,906,051)	(93,803,337)
NET ASSETS:
Beginning of period	557,204,548	651,007,885

End of period (a)	$509,298,497	$557,204,548

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(529,498)	$(2,091,853)

See Notes to Financial Statements.

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MULTIMANAGER MID CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
Class A		2009	2008	2007	2006	2005
Net asset value, beginning of period	$8.12	$5.77	$9.19	$10.03	$9.74	$11.48

Income (loss) from investment operations:
Net investment income (loss)	0.03 (e)	0.11 (e)	0.06 (e)	0.02 (e)	0.03 (e)	0.01 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(0.27)	2.47	(3.33)	— #	1.41	0.83

Total from investment operations	(0.24)	2.58	(3.27)	0.02	1.44	0.84

Less distributions:
Dividends from net investment income	—	(0.23)	(0.05)	—	(0.02)	—
Distributions from net realized gains	—	—	(0.10)	(0.86)	(1.13)	(2.58)

Total dividends and distributions	—	(0.23)	(0.15)	(0.86)	(1.15)	(2.58)

Net asset value, end of period	$7.88	$8.12	$5.77	$9.19	$10.03	$9.74

Total return (b)	(2.96)%	44.90%	(35.88)%	0.31%	15.08%	7.61%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$69,924	$95,496	$330,996	$535,842	$387,990	$319,455
Ratio of expenses to average net assets:
After reimbursements (a)	1.03%	0.58%	1.15%	1.28%	1.30%	1.24%
After reimbursements and fees paid indirectly (a)	1.02%	0.58%	1.15%	1.28%	1.30%	1.24%
Before reimbursements and fees paid indirectly (a)	1.04%	1.04%	1.30%	1.29%	1.31%	1.29%
Ratio of net investment income (loss) to average net assets:
After reimbursements (a)	0.76%	1.76%	0.78%	0.17%	0.25%	0.09%
After reimbursements and fees paid indirectly (a)	0.77%	1.76%	0.78%	0.17%	0.25%	0.09%
Before reimbursements and fees paid indirectly (a)	0.76%	1.29%	0.62%	0.17%	0.24%	0.04%
Portfolio turnover rate	33%	95%	78%	60%	67%	58%

See Notes to Financial Statements.

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MULTIMANAGER MID CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
Class B		2009		2008	2007		2006		2005
Net asset value, beginning of period	$7.96	$5.66		$9.01	$9.87		$9.61		$11.39

Income (loss) from investment operations:
Net investment income (loss)	0.02 (e)	0.08	(e)	0.04 (e)	(0.01	)(e)	—	# (e)	(0.02	)(e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(0.26)	2.42		(3.25)	0.01		1.39		0.82

Total from investment operations	(0.24)	2.50		(3.21)	—		1.39		0.80

Less distributions:
Dividends from net investment income	—	(0.20)		(0.04)	—		—		—
Distributions from net realized gains	—	—		(0.10)	(0.86)		(1.13)		(2.58)

Total dividends and distributions	—	(0.20)		(0.14)	(0.86)		(1.13)		(2.58)

Net asset value, end of period	$7.72	$7.96		$5.66	$9.01		$9.87		$9.61

Total return (b)	(3.02)%	44.46%		(35.99)%	0.10%		14.75%		7.29%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$439,374	$461,709		$320,011	$539,894		$599,824		$510,799
Ratio of expenses to average net assets:
After reimbursements (a)	1.28%	1.13%		1.39%	1.53%		1.55%		1.49%
After reimbursements and fees paid indirectly (a).	1.27%	1.13	%(c)	1.39%	1.53%		1.55%		1.49%
Before reimbursements and fees paid indirectly (a)	1.29%	1.29	%(c)	1.55%	1.54%		1.56	%(c)	1.54%
Ratio of net investment income (loss) to average net assets:
After reimbursements (a)	0.51%	1.25%		0.54%	(0.08)%		(0.01)%		(0.16)%
After reimbursements and fees paid indirectly (a).	0.52%	1.25%		0.54%	(0.08)%		(0.01)%		(0.16)%
Before reimbursements and fees paid indirectly (a)	0.50%	1.05%		0.38%	(0.09)%		(0.02)%		(0.21)%
Portfolio turnover rate	33%	95%		78%	60%		67%		58%

#	Per share amount is less than $0.01.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expense.
(e)	Net investment income is based on average shares outstanding.

See Notes to Financial Statements.

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO (Unaudited)

Distribution of Assets by Sector as of 6/30/2010	% of Net Assets
Government Securities	63.3%
Corporate Bonds	37.1
Asset-Backed and Mortgage-Backed Securities	3.5
Convertible Bonds	0.1
Cash and Other	(4.0)

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2010 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Expenses Paid During Period* 1/1/10- 6/30/10
Class A
Actual	$1,000.00	$1,050.80	$3.61
Hypothetical (5% average return before expenses)	1,000.00	1,021.27	3.56
Class B
Actual	1,000.00	1,051.10	4.88
Hypothetical (5% average return before expenses)	1,000.00	1,020.03	4.81

*   Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.71% and 0.96%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

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MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)

LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (3.5%)
Asset-Backed Securities (0.6%)
AEP Texas Central Transition Funding LLC,
Series 2002-1 A5 6.250%, 1/15/17	$75,000	$88,096
American Express Credit Account Master Trust,
Series 2009-1 A 1.700%, 12/15/14(l)	750,000	765,327
American Money Management Corp.,
Series 2006-6A A1A 0.722%, 5/3/18(l)§†(b)	1,000,000	941,913
BMW Vehicle Owner Trust,
Series 2010-A A3 1.390%, 4/25/14	100,000	100,527
Capital One Multi-Asset Execution Trust,
Series 2007-A7 A7 5.750%, 7/15/20	600,000	702,722
Chase Issuance Trust,
Series 2007-A17 A 5.120%, 10/15/14	150,000	162,836
Series 2009-A2 A2 1.900%, 4/15/14(l)	2,800,000	2,863,826
Citibank Credit Card Issuance Trust,
Series 2003-A10 A10 4.750%, 12/10/15	150,000	164,555
Series 2007-A8 A8 5.650%, 9/20/19	100,000	117,486
Series 2009-A4 A4 4.900%, 6/23/16	200,000	221,606
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-3 2A2A 3.938%, 8/25/35(l)	286,516	259,642
Entergy Texas Restoration Funding LLC,
Series 2009-A A1 2.120%, 2/1/16	100,000	101,843
Ford Credit Auto Owner Trust,
Series 2007-B A4A 5.240%, 7/15/12	100,000	103,540
Series 2008-C A3 1.770%, 6/15/12(l)	1,950,842	1,959,669
Series 2009-E A2 0.800%, 3/15/12	3,000,000	2,998,531

		11,552,119

Non-Agency CMO (2.9%)
Adjustable Rate Mortgage Trust,
Series 2005-5 2A1 2.856%, 9/25/35(l)	1,120,721	875,773
Banc of America Commercial Mortgage, Inc.,
Series 2004-6 A5 4.811%, 12/10/42	1,000,000	1,034,363
Series 2006-6 A4 5.356%, 10/10/45	450,000	457,481
Series 2007-2 A4 5.867%, 4/10/49(l)	500,000	485,284
Series 2007-3 A4 5.837%, 6/10/49(l)	801,000	788,413
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-9 2A1 3.399%, 2/25/34(l)	730,695	604,653

	Principal Amount	Value (Note 1)

Bear Stearns Alt-A Trust,
Series 2005-7 22A1 4.539%, 9/25/35(l)	$713,000	$501,726
Bear Stearns Commercial Mortgage Securities, Inc.,
Series 2003-T12 A4 4.680%, 8/13/39(l)	1,205,000	1,265,538
Series 2004-T16 A6 4.750%, 2/13/46(l)	790,000	807,515
Series 2006-BBA7 A1 0.459%, 3/15/19(l)§	683,763	635,899
Series 2006-T22 A4 5.628%, 4/12/38(l)	675,000	728,183
Series 2007-PW17 A2 5.574%, 6/11/50	500,000	514,646
Series 2007-PW17 AM 5.915%, 6/11/50(l)	2,000,000	1,691,808
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2007-CD4 A2B 5.205%, 12/11/49	1,130,000	1,162,719
Commercial Mortgage Pass Through Certificates,
Series 2005-LP5 A4 4.982%, 5/10/43(l)	1,000,000	1,044,194
Countrywide Alternative Loan Trust,
Series 2006-OA22 A1 0.507%, 2/25/47(l)	427,785	247,981
Credit Suisse Mortgage Capital Certificates,
Series 2006-C4 A3 5.467%, 9/15/39	1,000,000	1,010,072
Series 2010-RR1 2A 5.695%, 9/17/40(l)§	700,000	687,606
Series 2010-RR1 3A 5.837%, 6/10/49(l)§	700,000	720,490
CS First Boston Mortgage Securities Corp.,
Series 2004-C2 A1 3.819%, 5/15/36	372,274	375,448
Series 2004-C4 A6 4.691%, 10/15/39	1,210,000	1,227,690
EMF-NL B.V.,
Series 2008-APRX A2 1.444%, 4/17/41(l)(m)	1,000,000	1,008,749
GE Capital Commercial Mortgage Corp.,
Series 2007-C1 A4 5.543%, 12/10/49	1,500,000	1,424,335
Greenpoint Mortgage Funding Trust,
Series 2003-1 A1 2.999%, 10/25/33(l)	710,577	576,801
Series 2007-AR1 3A1 0.447%, 2/25/37(l)	108,182	86,892
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG3 A4 4.799%, 8/10/42(l)	417,000	433,118
Series 2005-GG5 A5 5.224%, 4/10/37(l)	2,000,000	2,050,140
GS Mortgage Securities Corp. II,
Series 2001-ROCK A2 6.624%, 5/3/18§	299,130	309,925
Series 2004-GG2 A6 5.396%, 8/10/38(l)	1,700,000	1,791,306
Harborview Mortgage Loan Trust,
Series 2006-12 2A2A 0.538%, 1/19/38(l)	389,023	212,890

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)

Hilton Hotel Pool Trust,
Series 2000-HLTA B 0.848%, 10/3/15(l)§	$2,900,000	$2,897,219
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2003-CB7 A4 4.879%, 1/12/38(l)	2,000,000	2,100,586
Series 2005-LDP1 A3 4.865%, 3/15/46	1,000,000	1,023,791
Series 2006-CB15 A4 5.814%, 6/12/43(l)	1,535,000	1,600,462
Series 2007-C1 ASB 5.857%, 2/15/51	1,000,000	1,005,444
Series 2007-CB18 A4 5.440%, 6/12/47	1,250,000	1,248,383
Series 2007-LDPX A3 5.420%, 1/15/49	500,000	489,440
LB-UBS Commercial Mortgage Trust,
Series 2004-C1 A4 4.568%, 1/15/31	1,415,000	1,450,727
Series 2004-C2 A4 4.367%, 3/15/36	1,000,000	1,022,888
Series 2007-C6 A4 5.858%, 7/15/40(l)	1,250,000	1,229,810
Series 2007-C7 A3 5.866%, 9/15/45(l)	1,050,000	1,048,753
Merrill Lynch Mortgage Trust,
Series 2004-KEY2 A4 4.864%, 8/12/39(l)	1,110,000	1,142,274
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 2007-5 A4 5.378%, 8/12/48	1,500,000	1,393,552
MLCC Mortgage Investors, Inc.,
Series 2005-2 3A 1.249%, 10/25/35(l)	395,041	305,273
Morgan Stanley,
Series 2009-GG10 A4A 5.999%, 8/12/45(l)§	800,000	838,662
Morgan Stanley Capital I, Inc.,
Series 2005-IQ9 A5 4.700%, 7/15/56	775,000	792,179
Series 2006-HQ8 A4 5.557%, 3/12/44(l)	500,000	515,668
Series 2007-HQ12 A5 5.812%, 4/12/49(l)	1,250,000	1,163,831
Series 2007-T25 A3 5.514%, 11/12/49(l)	1,400,000	1,503,212
Morgan Stanley Dean Witter Capital I,
Series 2001-TOP5 A4 6.390%, 10/15/35	924,624	962,418
Series 2003-TOP9 A2 4.740%, 11/13/36	130,000	136,425
OBP Depositor LLC Trust,
Series 2010-OBP A 4.646%, 7/15/45§(b)	1,000,000	999,994
RBSCF Trust,
Series 2009-RR1 JPA 6.068%, 9/17/39(l)§	800,000	834,766
Series 2010-RR3 CSCA 5.420%, 1/16/49(1)§†	1,000,000	1,044,722
Series 2010-RR3 JPMA 5.467%, 9/16/39(l)§†	800,000	843,986

	Principal Amount	Value (Note 1)

Structured Asset Mortgage Investments, Inc.,
Series 2005-AR5 A1 0.598%, 7/19/35(l)	$172,668	$109,793
Wachovia Bank Commercial Mortgage Trust,
Series 2003-C8 A4 4.964%, 11/15/35(l)	1,000,000	1,058,652
Series 2004-C11 A5 5.215%, 1/15/41(l)	1,500,000	1,574,107
Series 2007-C30 A5 5.342%, 12/15/43	695,000	645,097
Series 2007-C33 A4 6.099%, 2/15/51(l)	1,000,000	984,408
WaMu Mortgage Pass-Through Certificates,
Series 2002-AR9 1A 1.821%, 8/25/42(l)	79,165	67,309
Series 2005-AR17 A1A1 0.617%, 12/25/45(l)	352,048	261,566

		57,057,035

Total Asset-Backed and Mortgage-Backed Securities		68,609,154

Convertible Bond (0.1%)
Financials (0.1%)
Commercial Banks (0.1%)
U.S. Bancorp
0.000%, 12/11/35(l)	2,400,000	2,374,560

Total Financials		2,374,560

Total Convertible Bonds		2,374,560

Corporate Bonds (37.1%)
Consumer Discretionary (3.4%)
Auto Components (0.0%)
Johnson Controls, Inc.
5.000%, 3/30/20	250,000	262,759

Automobiles (0.1%)
Daimler Finance N.A. LLC
6.500%, 11/15/13	1,000,000	1,119,237

Distributors (0.2%)
American Tire Distributors, Inc.
9.750%, 6/1/17§	2,175,000	2,180,438
SGS International, Inc.
12.000%, 12/15/13	700,000	714,875

		2,895,313

Hotels, Restaurants & Leisure (0.5%)
Dave & Buster’s, Inc.
11.250%, 3/15/14	1,742,000	1,839,987
El Pollo Loco, Inc.
11.750%, 11/15/13	750,000	581,250
Harrahs Operating Co., Inc.
11.250%, 6/1/17	850,000	894,625
12.750%, 4/15/18§	425,000	405,875
International Game Technology
7.500%, 6/15/19	50,000	58,061
Landry’s Restaurants, Inc.
11.625%, 12/1/15	1,450,000	1,500,750
Mandalay Resort Group
6.375%, 12/15/11	850,000	796,875

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)

McDonald’s Corp.
4.300%, 3/1/13	$200,000	$214,860
5.350%, 3/1/18	500,000	572,644
Travelport LLC
11.875%, 9/1/16	775,000	782,750
Wendy’s/Arby’s Restaurants LLC
10.000%, 7/15/16	1,950,000	2,028,000
Yum! Brands, Inc.
6.875%, 11/15/37	250,000	286,994

		9,962,671

Household Durables (0.1%)
Blyth, Inc.
5.500%, 11/1/13	2,050,000	1,816,813
Fortune Brands, Inc.
3.000%, 6/1/12	200,000	202,409
5.375%, 1/15/16	350,000	377,326
Toll Brothers Finance Corp.
6.750%, 11/1/19	100,000	98,029
Whirlpool Corp.
8.000%, 5/1/12	115,000	125,806
5.500%, 3/1/13	200,000	214,210
8.600%, 5/1/14	35,000	41,265

		2,875,858

Internet & Catalog Retail (0.2%)
Affinion Group, Inc.
10.125%, 10/15/13	1,900,000	1,947,500
11.500%, 10/15/15	700,000	735,000
Catalina Marketing Corp.
10.500%, 10/1/15 PIK§ .	1,925,000	1,987,563

		4,670,063

Leisure Equipment & Products (0.0%)
Hasbro, Inc.
6.350%, 3/15/40	65,000	66,219

Media (1.9%)
CBS Corp.
5.625%, 8/15/12	200,000	211,898
8.875%, 5/15/19	125,000	157,265
CCO Holdings LLC/CCO Holdings Capital Corp.
8.125%, 4/30/20§	1,700,000	1,738,250
Clear Channel Worldwide Holdings, Inc.
9.250%, 12/15/17§	1,925,000	1,924,375
Comcast Cable Communications Holdings, Inc.
8.375%, 3/15/13	183,000	211,908
Comcast Corp.
5.900%, 3/15/16	400,000	450,779
6.500%, 1/15/17	400,000	458,335
5.700%, 7/1/19	100,000	109,929
5.150%, 3/1/20	500,000	523,474
6.950%, 8/15/37	400,000	455,010
6.550%, 7/1/39	400,000	437,433
COX Communications, Inc.
7.125%, 10/1/12	200,000	222,223
5.450%, 12/15/14	200,000	220,756
CSC Holdings LLC
Series B 7.625%, 4/1/11	1,700,000	1,742,500
CW Media Holdings, Inc.
13.500%, 8/15/15 PIK§ .	468,486	522,948

	Principal Amount	Value (Note 1)

DIRECTV Holdings LLC
3.550%, 3/15/15	$295,000	$296,957
5.200%, 3/15/20	130,000	135,488
6.350%, 3/15/40	60,000	64,249
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
7.625%, 5/15/16	223,000	242,234
Gallery Capital S.A.
10.125%, 5/15/13(h)§	3,550,000	1,220,312
Grupo Televisa SA
6.625%, 1/15/40	250,000	260,480
Hughes Network Systems LLC/HNS Finance Corp.
9.500%, 4/15/14	1,500,000	1,518,750
Intelsat Intermediate Holding Co., Ltd.
9.500%, 2/1/15(e)	1,700,000	1,729,750
Intelsat Jackson Holdings, Ltd.
11.500%, 6/15/16	1,200,000	1,272,000
Local Insight Regatta Holdings, Inc.
11.000%, 12/1/17	3,071,000	1,996,150
Network Communications, Inc.
10.750%, 12/1/13(h)	7,350,000	3,675,000
News America, Inc.
6.900%, 3/1/19	500,000	592,269
6.150%, 3/1/37	100,000	104,293
6.650%, 11/15/37	200,000	224,461
6.900%, 8/15/39	300,000	344,292
Nielsen Finance LLC/Nielsen Finance Co.
11.500%, 5/1/16	1,000,000	1,092,500
Omnicom Group, Inc.
6.250%, 7/15/19	200,000	227,632
Rainbow National Services LLC
10.375%, 9/1/14§	2,520,000	2,623,950
Reader’s Digest Association, Inc.
9.000%, 2/15/17(h)†	8,000,000	—
Sirius XM Radio, Inc.
8.750%, 4/1/15§	825,000	812,625
Thomson Reuters Corp.
6.500%, 7/15/18	500,000	590,610
4.700%, 10/15/19	50,000	52,914
Time Warner Cable, Inc.
6.200%, 7/1/13	200,000	223,688
3.500%, 2/1/15	100,000	102,226
5.850%, 5/1/17	400,000	439,180
8.250%, 4/1/19	700,000	860,861
5.000%, 2/1/20	75,000	76,698
6.550%, 5/1/37	200,000	215,566
6.750%, 6/15/39	150,000	165,709
Time Warner, Inc.
6.875%, 5/1/12	500,000	544,722
5.875%, 11/15/16	200,000	225,461
4.875%, 3/15/20	500,000	515,636
7.625%, 4/15/31	350,000	421,041
7.700%, 5/1/32	300,000	361,810
Viacom, Inc.
4.375%, 9/15/14	100,000	106,287
5.625%, 9/15/19	100,000	109,544
6.875%, 4/30/36	200,000	226,414
Walt Disney Co.
4.500%, 12/15/13	500,000	550,681
WMG Acquisition Corp.
9.500%, 6/15/16	1,900,000	2,023,500

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)

WPP Finance UK Corp.
5.875%, 6/15/14	$900,000	$976,487
XM Satellite Radio, Inc.
11.250%, 6/15/13§	560,000	597,800

		37,207,310

Multiline Retail (0.2%)
Bon-Ton Department Stores, Inc.
10.250%, 3/15/14	1,950,000	1,915,875
Kohl’s Corp.
6.250%, 12/15/17	200,000	232,956
Nordstrom, Inc.
6.750%, 6/1/14	60,000	69,724
4.750%, 5/1/20	45,000	46,605
Target Corp.
5.125%, 1/15/13	400,000	436,423
6.000%, 1/15/18	200,000	236,305
7.000%, 1/15/38	200,000	255,490

		3,193,378

Specialty Retail (0.2%)
AutoZone, Inc.
5.750%, 1/15/15	150,000	166,393
Home Depot, Inc.
5.400%, 3/1/16	200,000	222,603
5.875%, 12/16/36	500,000	512,549
Lowe’s Cos., Inc.
5.600%, 9/15/12	200,000	219,121
4.625%, 4/15/20	100,000	107,287
5.800%, 4/15/40	335,000	370,685
Staples, Inc.
9.750%, 1/15/14	500,000	613,339
Toys R Us Property Co. I LLC
10.750%, 7/15/17§	1,250,000	1,365,625
Toys R Us Property Co. II LLC
8.500%, 12/1/17§	1,000,000	1,025,000

		4,602,602

Total Consumer Discretionary		66,855,410

Consumer Staples (2.3%)
Beverages (0.5%)
Anheuser-Busch Cos., Inc.
4.950%, 1/15/14	200,000	215,916
Anheuser-Busch InBev Worldwide, Inc.
3.000%, 10/15/12	725,000	744,247
4.125%, 1/15/15	125,000	130,853
5.375%, 1/15/20	575,000	619,616
6.375%, 1/15/40	250,000	285,768
Bottling Group LLC
6.950%, 3/15/14	300,000	354,057
Coca-Cola Co.
5.350%, 11/15/17	400,000	457,439
Coca-Cola Enterprises, Inc.
8.500%, 2/1/12	200,000	222,511
7.375%, 3/3/14	300,000	357,589
6.950%, 11/15/26	500,000	616,953
Diageo Capital plc
5.750%, 10/23/17	200,000	226,187
Diageo Finance B.V.
5.500%, 4/1/13	400,000	439,745
3.250%, 1/15/15	50,000	51,427

	Principal Amount	Value (Note 1)

PepsiCo, Inc.
3.100%, 1/15/15	$100,000	$104,119
5.000%, 6/1/18	200,000	221,562
7.900%, 11/1/18	2,700,000	3,490,987
4.500%, 1/15/20	100,000	106,613
5.500%, 1/15/40	50,000	54,776

		8,700,365

Food & Staples Retailing (0.6%)
Costco Wholesale Corp. 5.500%, 3/15/17	200,000	230,201
CVS Caremark Corp. 3.250%, 5/18/15	150,000	152,364
5.750%, 6/1/17	200,000	222,496
6.600%, 3/15/19	300,000	349,104
4.750%, 5/18/20	150,000	153,554
6.250%, 6/1/27	100,000	109,106
CVS Pass-Through Trust 7.507%, 1/10/32§	1,391,314	1,584,220
Delhaize America, Inc. 9.000%, 4/15/31	100,000	136,677
Great Atlantic & Pacific Tea Co., Inc. 11.375%, 8/1/15§	320,000	266,400
Kroger Co. 7.500%, 1/15/14	300,000	350,599
3.900%, 10/1/15	100,000	105,488
6.150%, 1/15/20	300,000	346,552
Rite Aid Corp. 8.625%, 3/1/15	750,000	611,250
10.375%, 7/15/16	1,700,000	1,714,875
Safeway, Inc. 6.350%, 8/15/17	200,000	230,835
7.250%, 2/1/31	100,000	123,149
Tops Markets LLC 10.125%, 10/15/15§	800,000	824,000
U.S. Foodservice, Inc. 10.250%, 6/30/15§(b)	1,840,000	1,830,800
Walgreen Co. 4.875%, 8/1/13	200,000	219,938
Wal-Mart Stores, Inc. 4.550%, 5/1/13	400,000	435,073
5.800%, 2/15/18	500,000	588,987
6.500%, 8/15/37	500,000	605,540
6.200%, 4/15/38	100,000	117,063
5.625%, 4/1/40	500,000	545,601

		11,853,872

Food Products (0.6%)
Archer-Daniels-Midland Co. 5.375%, 9/15/35	300,000	315,107
Bunge Ltd. Finance Corp. 5.875%, 5/15/13	700,000	751,375
Campbell Soup Co. 3.375%, 8/15/14	100,000	105,924
ConAgra Foods, Inc. 8.250%, 9/15/30	100,000	128,770
General Mills, Inc. 5.650%, 2/15/19	300,000	340,884
5.400%, 6/15/40	30,000	31,899
H.J. Heinz Co. 5.350%, 7/15/13	300,000	329,711

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)

Hershey Co. 5.000%, 4/1/13	$1,000,000	$1,093,827
Kellogg Co. 4.250%, 3/6/13	200,000	214,352
4.450%, 5/30/16	500,000	546,230
Kraft Foods, Inc. 6.250%, 6/1/12	1,100,000	1,198,979
6.750%, 2/19/14	2,900,000	3,333,988
4.125%, 2/9/16	100,000	105,547
6.125%, 2/1/18	200,000	226,980
5.375%, 2/10/20	150,000	160,733
6.875%, 2/1/38	200,000	232,461
6.500%, 2/9/40	750,000	838,747
Ralcorp Holdings, Inc. 6.625%, 8/15/39	100,000	109,130
Sara Lee Corp. 6.125%, 11/1/32	100,000	107,164
Viskase Cos., Inc. 9.875%, 1/15/18§	2,400,000	2,412,000

		12,583,808

Household Products (0.3%)
American Achievement Corp. 8.250%, 4/1/12§	1,735,000	1,721,988
Clorox Co. 5.000%, 3/1/13	300,000	326,154
3.550%, 11/1/15	50,000	52,764
Colgate-Palmolive Co. 3.150%, 8/5/15	40,000	41,924
Diversey Holdings, Inc. 10.500%, 5/15/20§	1,300,000	1,443,000
Kimberly-Clark Corp. 6.125%, 8/1/17	200,000	236,724
Procter & Gamble Co. 3.500%, 2/15/15	300,000	319,621
4.850%, 12/15/15	200,000	226,299
4.700%, 2/15/19	300,000	328,737
5.550%, 3/5/37	100,000	113,003
Spectrum Brands, Inc. 9.500%, 6/15/18§	450,000	464,062
12.000%, 8/28/19 PIK	1,000,000	1,090,000

		6,364,276

Personal Products (0.0%)
Avon Products, Inc. 5.625%, 3/1/14	300,000	335,315

Tobacco (0.3%)
Altria Group, Inc. 7.750%, 2/6/14	500,000	578,355
9.250%, 8/6/19	600,000	748,863
9.950%, 11/10/38	200,000	262,753
Lorillard Tobacco Co. 8.125%, 6/23/19	65,000	72,089
Philip Morris International, Inc. 6.875%, 3/17/14	500,000	578,479
5.650%, 5/16/18	200,000	218,785
Reynolds American, Inc. 7.250%, 6/1/13	200,000	220,022
Vector Group Ltd. 11.000%, 8/15/15(b)	2,775,000	2,830,500

		5,509,846

Total Consumer Staples		45,347,482

	Principal Amount	Value (Note 1)

Energy (2.8%)
Energy Equipment & Services (0.2%)
American Petroleum 10.250%, 5/1/15§	$825,000	$827,062
Baker Hughes, Inc. 6.500%, 11/15/13	200,000	228,477
Diamond Offshore Drilling, Inc. 5.875%, 5/1/19	65,000	67,369
Geokinetics Holdings USA, Inc. 9.750%, 12/15/14§	750,000	641,250
Halliburton Co. 6.150%, 9/15/19	100,000	109,541
7.450%, 9/15/39	200,000	237,507
Rowan Cos., Inc. 7.875%, 8/1/19	65,000	71,609
Transocean, Inc. 6.000%, 3/15/18	100,000	92,035
6.800%, 3/15/38	200,000	180,232
Series B 1.500%, 12/15/37	1,225,000	1,087,188
Series C 1.500%, 12/15/37	750,000	620,625
Weatherford International Ltd. 6.000%, 3/15/18	200,000	205,776
9.625%, 3/1/19	500,000	602,096

		4,970,767

Oil, Gas & Consumable Fuels (2.6%)
Anadarko Petroleum Corp. 5.950%, 9/15/16	400,000	344,279
6.450%, 9/15/36	400,000	318,191
Apache Corp. 5.250%, 4/15/13	100,000	109,225
6.000%, 9/15/13	665,000	745,073
6.000%, 1/15/37	250,000	276,293
ATP Oil & Gas Corp./United States 11.875%, 5/1/15§	625,000	453,125
Buckeye Partners LP 5.500%, 8/15/19	75,000	77,713
Canadian Natural Resources Ltd. 5.900%, 2/1/18	200,000	224,005
5.850%, 2/1/35	100,000	102,446
6.250%, 3/15/38	200,000	218,643
Cenovus Energy, Inc. 5.700%, 10/15/19§	250,000	273,060
6.750%, 11/15/39§	250,000	287,027
Chevron Corp. 3.950%, 3/3/14	1,000,000	1,071,895
Conoco Funding Co. 6.350%, 10/15/11	200,000	213,342
Conoco, Inc. 6.950%, 4/15/29	350,000	429,534
ConocoPhillips 4.750%, 2/1/14	500,000	549,880
5.900%, 5/15/38	100,000	112,467
6.500%, 2/1/39	300,000	362,286
ConocoPhillips Canada Funding Co. I 5.625%, 10/15/16	300,000	348,479

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)

Devon Financing Corp. ULC 7.875%, 9/30/31	$400,000	$508,044
El Paso Corp. 7.000%, 5/15/11	1,000,000	1,021,268
Enbridge Energy Partners LP 9.875%, 3/1/19	100,000	131,386
5.200%, 3/15/20	115,000	118,497
EnCana Corp. 5.900%, 12/1/17	100,000	112,386
6.500%, 5/15/19	25,000	28,731
6.625%, 8/15/37	350,000	391,050
EnCana Holdings Finance Corp. 5.800%, 5/1/14	200,000	225,198
Energy Transfer Partners LP 8.500%, 4/15/14	1,500,000	1,737,923
9.000%, 4/15/19	500,000	588,012
Energy XXI Gulf Coast, Inc. 16.000%, 6/15/14	2,023,703	2,266,547
Enterprise Products Operating LLC 5.650%, 4/1/13	300,000	325,435
6.300%, 9/15/17	300,000	335,587
5.200%, 9/1/20	100,000	102,701
6.125%, 10/15/39	250,000	249,464
EOG Resources, Inc. 5.625%, 6/1/19	90,000	101,197
Hess Corp. 8.125%, 2/15/19	500,000	623,278
Husky Energy, Inc. 5.900%, 6/15/14	105,000	116,879
7.250%, 12/15/19	65,000	78,552
Kinder Morgan Energy Partners LP 6.750%, 3/15/11	300,000	310,547
5.850%, 9/15/12	1,200,000	1,286,544
5.950%, 2/15/18	200,000	216,008
9.000%, 2/1/19	2,050,000	2,551,684
6.850%, 2/15/20	30,000	34,142
5.800%, 3/15/35	200,000	188,730
Linn Energy LLC 9.875%, 7/1/18	1,325,000	1,404,500
Linn Energy LLC/Linn Energy Finance Corp. 8.625%, 4/15/20§	775,000	793,406
Magellan Midstream Partners LP 6.550%, 7/15/19	1,400,000	1,572,270
Marathon Oil Corp. 5.900%, 3/15/18	135,000	148,992
7.500%, 2/15/19	300,000	359,734
6.600%, 10/1/37	100,000	109,274
McMoRan Exploration Co. 11.875%, 11/15/14	1,950,000	1,989,000
Nexen, Inc. 6.200%, 7/30/19	45,000	50,525
6.400%, 5/15/37	200,000	208,563
7.500%, 7/30/39	60,000	70,316
Noble Energy, Inc. 8.250%, 3/1/19	200,000	242,051
Occidental Petroleum Corp. 4.125%, 6/1/16	150,000	161,428
ONEOK Partners LP 8.625%, 3/1/19	500,000	615,974

	Principal Amount	Value (Note 1)

Petrobras International Finance Co. 5.875%, 3/1/18	$500,000	$514,592
7.875%, 3/15/19	350,000	400,455
5.750%, 1/20/20	250,000	251,762
PetroHawk Energy Corp. 10.500%, 8/1/14	1,600,000	1,720,000
Petroleos Mexicanos 8.000%, 5/3/19	1,000,000	1,190,000
Petroquest Energy, Inc.
10.375%, 5/15/12	1,050,000	1,063,125
Plains All American Pipeline LP 8.750%, 5/1/19	500,000	596,826
Shell International Finance B.V. 4.950%, 3/22/12	100,000	106,699
1.875%, 3/25/13	1,545,000	1,557,978
4.000%, 3/21/14	1,200,000	1,269,233
3.100%, 6/28/15	1,800,000	1,827,855
4.375%, 3/25/20	100,000	103,373
6.375%, 12/15/38	300,000	358,411
Spectra Energy Capital LLC 6.200%, 4/15/18	500,000	554,163
Statoil ASA 5.250%, 4/15/19	500,000	548,437
7.150%, 1/15/29	100,000	124,880
Suncor Energy, Inc. 6.100%, 6/1/18	750,000	844,795
7.150%, 2/1/32	100,000	112,966
6.500%, 6/15/38	200,000	223,311
Talisman Energy, Inc. 7.750%, 6/1/19	340,000	417,412
Total Capital S.A. 4.450%, 6/24/20	1,800,000	1,837,345
Trans-Canada Pipelines Ltd. 7.125%, 1/15/19	300,000	364,661
7.250%, 8/15/38	400,000	485,422
Valero Energy Corp. 6.875%, 4/15/12	1,400,000	1,507,275
4.750%, 6/15/13	100,000	104,591
4.500%, 2/1/15	45,000	46,240
6.125%, 2/1/20	65,000	66,794
6.625%, 6/15/37	100,000	97,364
Williams Cos., Inc. 8.750%, 3/15/32	297,000	346,589
XTO Energy, Inc. 7.500%, 4/15/12	200,000	222,689
5.900%, 8/1/12	1,500,000	1,639,257
6.250%, 4/15/13	983,000	1,109,575
5.750%, 12/15/13	400,000	454,366
4.900%, 2/1/14	200,000	220,037
6.500%, 12/15/18	400,000	485,412
6.750%, 8/1/37	100,000	128,825

		50,795,501

Total Energy		55,766,268

Financials (15.6%)
Capital Markets (2.0%)
Bank of New York Mellon Corp. 4.950%, 11/1/12	400,000	433,157
5.125%, 8/27/13	300,000	330,776
4.300%, 5/15/14	115,000	123,514
Bear Stearns Cos. LLC 6.950%, 8/10/12	1,300,000	1,425,928
5.700%, 11/15/14	200,000	221,522
7.250%, 2/1/18	300,000	350,310

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Principal Amount		Value (Note 1)

BlackRock, Inc. 3.500%, 12/10/14		$100,000	$103,710
5.000%, 12/10/19		100,000	106,287
Charles Schwab Corp. 4.950%, 6/1/14		50,000	54,212
Credit Suisse USA, Inc. 5.375%, 3/2/16		300,000	328,958
Deutsche Bank AG/London 5.375%, 10/12/12		100,000	107,161
2.375%, 1/11/13		250,000	251,331
4.875%, 5/20/13		400,000	427,093
6.000%, 9/1/17		500,000	551,461
Goldman Sachs Group, Inc. 6.600%, 1/15/12		400,000	423,057
3.250%, 6/15/12		2,110,000	2,209,442
3.625%, 8/1/12		145,000	147,712
5.450%, 11/1/12		500,000	526,720
5.250%, 10/15/13		500,000	527,055
5.150%, 1/15/14		800,000	837,629
6.000%, 5/1/14		75,000	80,600
5.350%, 1/15/16		600,000	620,753
5.950%, 1/18/18		800,000	830,970
7.500%, 2/15/19		500,000	558,889
6.125%, 2/15/33		200,000	195,795
6.750%, 10/1/37		750,000	735,257
Jefferies Group, Inc.
8.500%, 7/15/19		350,000	393,141
Macquarie Bank Ltd.
2.600%, 1/20/12§		2,900,000	2,963,011
3.300%, 7/17/14§		3,000,000	3,144,942
Merrill Lynch & Co., Inc.
0.768%, 6/5/12(l)		4,000,000	3,884,840
6.150%, 4/25/13		400,000	427,656
0.763%, 1/15/15(l)		1,000,000	912,788
6.875%, 4/25/18		950,000	1,013,442
6.110%, 1/29/37		500,000	454,088
7.750%, 5/14/38		400,000	427,819
Morgan Stanley
0.545%, 1/9/12(l)		1,400,000	1,361,308
6.600%, 4/1/12		700,000	742,871
1.950%, 6/20/12		840,000	858,661
5.300%, 8/8/12(l)	AUD	2,100,000	1,707,746
5.300%, 3/1/13		$400,000	415,963
4.750%, 4/1/14		400,000	400,686
6.000%, 5/13/14		3,600,000	3,814,510
6.000%, 4/28/15		300,000	313,522
5.450%, 1/9/17		300,000	297,389
5.550%, 4/27/17		200,000	198,375
5.950%, 12/28/17		400,000	405,064
6.625%, 4/1/18		600,000	628,880
7.300%, 5/13/19		100,000	107,542
5.625%, 9/23/19		500,000	483,707
Nomura Holdings, Inc.
5.000%, 3/4/15		150,000	158,501
6.700%, 3/4/20		135,000	142,823
Northern Trust Corp.
4.625%, 5/1/14		40,000	43,724
Piper Jaffray Cos.
4.633%, 12/31/10(l)§(b)		2,000,000	1,999,981
Raymond James Financial, Inc.
8.600%, 8/15/19		100,000	117,777

			40,330,056

	Principal Amount	Value (Note 1)

Certificates of Deposit (0.1%)
Deutsche Bank AG 0.604%, 1/19/12	$1,000,000	$992,801
Intesa Sanpaolo S.p.A.
0.804%, 1/19/12	1,000,000	999,576

		1,992,377

Commercial Banks (6.5%)
Ally Financial, Inc. 1.750%, 10/30/12	300,000	305,205
2.200%, 12/19/12	1,000,000	1,027,502
American Express Bank FSB 3.150%, 12/9/11	850,000	880,227
American Express Centurion Bank 5.550%, 10/17/12	3,400,000	3,654,708
Banco Bilbao Vizcaya Argentaria S.A./Puerto Rico 0.497%, 5/25/12(l)§	3,000,000	2,997,699
Banco do Brasil S.A. 4.500%, 1/22/15§	1,600,000	1,616,000
Banco Santander S.A./Chile 1.557%, 4/20/12(l)§	1,600,000	1,599,058
Bank of America Corp. 4.500%, 4/1/15	1,000,000	1,010,721
Bank of Nova Scotia 2.250%, 1/22/13	100,000	101,393
3.400%, 1/22/15	200,000	206,511
Barclays Bank plc 5.450%, 9/12/12	400,000	425,087
3.900%, 4/7/15	100,000	100,984
5.000%, 9/22/16	500,000	512,874
6.750%, 5/22/19	150,000	166,865
5.125%, 1/8/20	300,000	298,412
BB&T Corp. 4.750%, 10/1/12	300,000	317,224
3.375%, 9/25/13	200,000	206,270
3.950%, 4/29/16	150,000	153,918
6.850%, 4/30/19	350,000	410,216
BNP Paribas/BNP Paribas U.S. 2.125%, 12/21/12	200,000	199,457
Canadian Imperial Bank of Commerce 2.000%, 2/4/13§	2,900,000	2,932,251
CapitalSource, Inc. 12.750%, 7/15/14§	1,825,000	2,048,563
CIT Group, Inc. 7.000%, 5/1/14	400,000	377,000
7.000%, 5/1/16	1,725,000	1,574,063
Citibank N.A. 1.250%, 9/22/11	200,000	201,630
1.750%, 12/28/12	500,000	508,915
Citigroup, Inc. 6.010%, 1/15/15	750,000	786,662
4.750%, 5/19/15	200,000	199,894
Commonwealth Bank of Australia 0.917%, 12/10/12(l)§	2,900,000	2,897,378
0.714%, 7/12/13(l)§	2,900,000	2,888,803
2.900%, 9/17/14§	1,000,000	1,019,509
Credit Suisse AG 5.400%, 1/14/20	500,000	497,132
Credit Suisse AG/New York 3.450%, 7/2/12	200,000	206,572

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)

5.000%, 5/15/13	$900,000	$961,545
5.500%, 5/1/14	250,000	273,335
3.500%, 3/23/15	500,000	504,350
6.000%, 2/15/18	300,000	313,040
Danske Bank A/S 0.834%, 5/24/12(l)§	1,000,000	997,011
Dexia Credit Local S.A. 1.188%, 9/23/11(l)§	1,000,000	1,001,275
0.808%, 4/29/14(l)§	3,300,000	3,295,832
Dexia Credit Local S.A./New York 0.938%, 3/5/13(l)§	3,000,000	3,000,855
Discover Bank/Delaware 7.000%, 4/15/20	300,000	302,919
Fifth Third Bancorp 8.250%, 3/1/38	250,000	280,282
GMAC, Inc. 6.000%, 4/1/11	664,000	660,680
HSBC Bank USA/New York 4.625%, 4/1/14	400,000	421,288
HSBC Holdings plc 6.500%, 5/2/36	400,000	414,868
6.500%, 9/15/37	400,000	414,019
ING Bank N.V. 1.333%, 3/30/12(l)§	3,100,000	3,109,985
JPMorgan Chase Bank N.A. 6.000%, 10/1/17	900,000	980,066
KeyCorp 6.500%, 5/14/13	500,000	546,936
Kreditanstalt fuer Wiederaufbau 3.250%, 10/14/11	1,900,000	1,959,500
2.000%, 1/17/12	1,200,000	1,217,244
3.250%, 3/15/13	500,000	523,424
3.500%, 3/10/14	1,500,000	1,583,850
4.500%, 7/16/18	900,000	978,128
4.000%, 1/27/20	500,000	520,029
(Zero Coupon), 6/29/37	500,000	143,880
Landwirtschaftliche Rentenbank 3.250%, 3/15/13	1,000,000	1,046,848
Lloyds TSB Bank plc 2.300%, 4/1/11§	3,100,000	3,124,660
1.534%, 4/2/12(l)§	2,700,000	2,734,995
Morgan Stanley 6.250%, 8/28/17	1,000,000	1,016,636
5.500%, 1/26/20	500,000	483,700
Oesterreichische Kontrollbank AG 1.875%, 3/21/12	1,500,000	1,517,289
PNC Funding Corp. 3.000%, 5/19/14	300,000	302,875
3.625%, 2/8/15	75,000	77,202
5.625%, 2/1/17	600,000	638,324
5.125%, 2/8/20	500,000	519,908
Rabobank Nederland N.V. 0.423%, 10/11/12(l)	2,900,000	2,856,958
Regions Bank/Alabama 3.250%, 12/9/11	840,000	870,573
Regions Financial Corp. 7.750%, 11/10/14	100,000	105,494
5.750%, 6/15/15	150,000	149,051
Royal Bank of Canada 2.100%, 7/29/13	100,000	101,525
Royal Bank of Scotland Group plc 1.028%, 12/2/11(l)	1,700,000	1,705,850

	Principal Amount	Value (Note 1)

0.798%, 3/30/12(l)§	$3,500,000	$3,474,957
1.121%, 5/11/12(l)§	3,000,000	3,002,496
4.875%, 3/16/15	500,000	497,481
6.400%, 10/21/19	300,000	304,091
Santander U.S. Debt S.A.U. 1.333%, 3/30/12(l)§	1,500,000	1,455,647
Scotland International Finance No. 2 B.V.
7.700%, 8/15/10§(b)	1,000,000	1,006,430
Societe Financement de l’Economie Francaise 2.250%, 6/11/12§	3,000,000	3,065,655
3.375%, 5/5/14§	1,500,000	1,566,945
Sovereign Bank
8.750%, 5/30/18	200,000	229,264
SunTrust Banks, Inc./Georgia 5.000%, 9/1/15	500,000	511,470
5.450%, 12/1/17	200,000	199,952
Swedbank AB 2.800%, 2/10/12§	2,800,000	2,871,826
2.900%, 1/14/13§	3,000,000	3,107,019
U.S. Bancorp 4.200%, 5/15/14	250,000	267,422
U.S. Bank N.A./Ohio 6.375%, 8/1/11	1,000,000	1,055,809
UBS AG/Connecticut 1.785%, 9/29/11(l)	2,800,000	2,812,774
1.584%, 2/23/12(l)	400,000	401,386
5.875%, 12/20/17	750,000	793,857
5.750%, 4/25/18	400,000	412,662
UFJ Finance Aruba AEC 6.750%, 7/15/13	700,000	783,978
USB Capital XIII Trust 6.625%, 12/15/39	50,000	52,717
Wachovia Bank N.A. 5.000%, 9/28/11	3,000,000	3,095,895
4.875%, 2/1/15	400,000	419,214
6.600%, 1/15/38	700,000	761,136
Wachovia Corp. 0.433%, 10/15/11(l)	1,300,000	1,290,612
5.300%, 10/15/11	600,000	627,983
0.688%, 3/1/12(l)	1,400,000	1,384,009
2.114%, 5/1/13(l)	2,900,000	2,950,141
5.250%, 8/1/14	1,000,000	1,058,986
5.750%, 2/1/18	700,000	766,884
Wells Fargo & Co. 3.000%, 12/9/11	1,950,000	2,015,485
4.375%, 1/31/13	600,000	634,303
3.750%, 10/1/14	400,000	409,532
3.625%, 4/15/15	200,000	204,354
5.625%, 12/11/17	300,000	327,958
Westpac Banking Corp. 2.250%, 11/19/12	2,900,000	2,924,656
2.900%, 9/10/14§	3,100,000	3,176,744
4.200%, 2/27/15	400,000	416,324
4.875%, 11/19/19	100,000	103,276
Westpac Securities NZ Ltd. 3.450%, 7/28/14§	2,800,000	2,924,690

		127,350,952

Consumer Finance (1.1%)
American Express Co. 7.250%, 5/20/14	150,000	170,494

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)

6.150%, 8/28/17	$800,000	$876,550
7.000%, 3/19/18	500,000	576,697
8.125%, 5/20/19	150,000	186,239
American Express Credit Corp. 5.875%, 5/2/13	200,000	218,826
7.300%, 8/20/13	500,000	566,103
American General Finance Corp. 4.625%, 9/1/10	1,100,000	1,097,250
Capital One Bank USA N.A. 8.800%, 7/15/19	250,000	312,103
Capital One Financial Corp. 7.375%, 5/23/14	600,000	686,073
6.150%, 9/1/16	100,000	105,814
6.750%, 9/15/17	300,000	343,602
Credit Acceptance Corp. 9.125%, 2/1/17§	825,000	829,125
Ford Motor Credit Co. LLC 9.750%, 9/15/10	1,000,000	1,012,355
7.375%, 2/1/11	300,000	305,617
7.500%, 8/1/12	900,000	920,316
HSBC Finance Corp. 0.584%, 8/9/11(l)	2,900,000	2,873,735
6.375%, 10/15/11	350,000	365,773
0.586%, 4/24/12(l)	2,880,000	2,809,377
0.887%, 9/14/12(l)	1,250,000	1,212,116
6.375%, 11/27/12	500,000	539,969
0.553%, 1/15/14(l)	2,000,000	1,874,432
5.000%, 6/30/15	400,000	417,359
International Lease Finance Corp. 5.625%, 9/15/10	600,000	597,750
5.450%, 3/24/11	1,000,000	985,500
8.625%, 9/15/15§	1,000,000	947,500
0.000%, 3/5/16	500,000	490,536
ORIX Corp. 4.710%, 4/27/15	125,000	124,275
PACCAR Financial Corp. 1.950%, 12/17/12	50,000	50,498
SLM Corp. 5.000%, 10/1/13	450,000	430,185
8.450%, 6/15/18	100,000	92,281
8.000%, 3/25/20	150,000	131,728
Toyota Motor Credit Corp. 3.200%, 6/17/15	200,000	204,132

		22,354,310

Diversified Financial Services (3.8%)
Allstate Life Global Funding Trusts
5.375%, 4/30/13	400,000	438,588
Ameriprise Financial, Inc. 7.300%, 6/28/19	45,000	53,164
AngloGold Ashanti Holdings plc 5.375%, 4/15/20	1,110,000	1,126,940
6.500%, 4/15/40	20,000	20,631
Axcan Intermediate Holdings, Inc. 12.750%, 3/1/16	1,800,000	1,822,500
Bank of America Corp. 3.125%, 6/15/12	2,110,000	2,203,536
4.900%, 5/1/13	1,400,000	1,466,756
6.500%, 8/1/16	300,000	324,667
5.625%, 10/14/16	800,000	828,982
5.750%, 12/1/17	250,000	259,270
5.650%, 5/1/18	750,000	768,609

	Principal Amount	Value (Note 1)

5.625%, 7/1/20	$300,000	$302,383
7.250%, 10/15/25	100,000	105,824
Bank of America N.A. 5.300%, 3/15/17	200,000	201,380
Bankrate, Inc. 11.750%, 7/15/15§	1,625,000	1,616,875
Bear Stearns Cos. LLC
5.350%, 2/1/12	700,000	740,058
Boeing Capital Corp. 6.500%, 2/15/12	200,000	217,198
BP Capital Markets plc 0.667%, 4/11/11(l)	800,000	765,170
1.550%, 8/11/11	150,000	142,923
3.125%, 3/10/12	300,000	277,357
3.625%, 5/8/14	200,000	171,130
3.875%, 3/10/15	200,000	170,431
Capital One Capital VI 8.875%, 5/15/40	61,000	63,524
Caterpillar Financial Services Corp. 1.900%, 12/17/12	30,000	30,375
2.000%, 4/5/13	50,000	50,580
4.900%, 8/15/13	200,000	218,861
7.150%, 2/15/19	500,000	615,833
Citigroup Funding, Inc. 1.875%, 10/22/12	250,000	255,255
Citigroup, Inc. 0.535%, 5/18/11(l)	1,500,000	1,487,664
5.100%, 9/29/11	1,500,000	1,542,369
2.125%, 4/30/12	1,690,000	1,731,422
5.625%, 8/27/12	56,000	57,709
5.300%, 10/17/12	500,000	518,156
5.500%, 4/11/13	3,200,000	3,326,410
6.500%, 8/19/13	3,500,000	3,728,120
6.000%, 12/13/13	200,000	209,823
5.000%, 9/15/14	500,000	500,100
5.850%, 8/2/16	400,000	415,185
5.500%, 2/15/17	200,000	196,909
6.125%, 11/21/17	700,000	731,017
6.125%, 5/15/18	600,000	626,209
8.500%, 5/22/19	300,000	357,637
6.125%, 8/25/36	350,000	318,111
6.875%, 3/5/38	600,000	629,439
8.125%, 7/15/39	130,000	155,087
Comerica Capital Trust II 6.576%, 2/2/82	350,000	294,000
Credit Suisse FB USA, Inc. 5.125%, 8/15/15	300,000	326,563
Credit Suisse USA, Inc.
6.500%, 1/15/12	200,000	214,311
Equifax, Inc. 4.450%, 12/1/14	50,000	52,100
General Electric Capital Corp. 3.000%, 12/9/11	1,500,000	1,549,504
5.875%, 2/15/12	800,000	850,195
2.200%, 6/8/12	840,000	862,166
5.250%, 10/19/12	800,000	855,113
0.539%, 12/21/12(l)	5,000,000	5,015,790
4.800%, 5/1/13	650,000	692,951
0.659%, 6/20/13(l)	1,500,000	1,423,869
5.900%, 5/13/14	1,000,000	1,103,816
5.625%, 5/1/18	1,900,000	2,019,157

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Principal Amount		Value (Note 1)

6.750%, 3/15/32		$900,000	$968,613
5.875%, 1/14/38		600,000	588,362
6.875%, 1/10/39		500,000	552,066
Holly Energy Partners LP/Holly Energy Finance Corp. 8.250%, 3/15/18§		775,000	778,875
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 8.000%, 1/15/18§		3,100,000	3,007,000
John Deere Capital Corp. 7.000%, 3/15/12		700,000	768,662
2.875%, 6/19/12		680,000	707,123
5.500%, 4/13/17		200,000	225,640
JPMorgan Chase & Co. 6.625%, 3/15/12		800,000	860,783
2.125%, 6/22/12		2,530,000	2,595,383
4.750%, 5/1/13		400,000	426,722
4.650%, 6/1/14		650,000	693,079
3.700%, 1/20/15		1,000,000	1,022,845
6.000%, 1/15/18		600,000	662,541
6.300%, 4/23/19		500,000	564,748
6.400%, 5/15/38		550,000	636,633
JPMorgan Chase Capital XXV 6.800%, 10/1/37		500,000	494,187
LBI Escrow Corp. 8.000%, 11/1/17§		1,575,000	1,622,250
MassMutual Global Funding II 0.698%, 12/6/13(l)§		2,000,000	1,940,124
NASDAQ OMX Group, Inc. 4.000%, 1/15/15		100,000	101,676
5.550%, 1/15/20		50,000	51,026
National Money Mart Co. 10.375%, 12/15/16§		1,275,000	1,294,125
National Rural Utilities Cooperative Finance Corp. 7.250%, 3/1/12		200,000	219,318
5.450%, 2/1/18		100,000	110,951
8.000%, 3/1/32		400,000	515,699
Noble Group Ltd. 6.750%, 1/29/20§		900,000	873,000
Private Export Funding Corp. 4.950%, 11/15/15		100,000	112,889
4.300%, 12/15/21		100,000	104,346
SquareTwo Financial Corp. 11.625%, 4/1/17§		1,800,000	1,703,250
Teco Finance, Inc. 4.000%, 3/15/16		85,000	86,316
5.150%, 3/15/20		65,000	67,750
Trans Union LLC/TransUnion Financing Corp. 11.375%, 6/15/18§		750,000	776,250
Unilever Capital Corp. 4.800%, 2/15/19		300,000	327,991
UPC Germany GmbH 9.625%, 12/1/19§(b)	EUR	1,400,000	1,720,550

			74,230,475

Insurance (1.5%)
ACE INA Holdings, Inc. 5.800%, 3/15/18		$300,000	328,170
5.900%, 6/15/19		25,000	27,422

	Principal Amount	Value (Note 1)

Aflac, Inc. 8.500%, 5/15/19	$150,000	$180,476
Allied World Assurance Co. Holdings Ltd./Bermuda 7.500%, 8/1/16	1,000,000	1,101,318
Allstate Corp. 6.200%, 5/16/14	150,000	170,153
7.450%, 5/16/19	100,000	117,856
American Financial Group, Inc./Ohio
9.875%, 6/15/19	50,000	59,806
American International Group, Inc.
8.250%, 8/15/18	1,000,000	1,012,500
Berkshire Hathaway Finance Corp.
4.000%, 4/15/12	200,000	210,372
4.850%, 1/15/15	500,000	549,139
5.750%, 1/15/40	100,000	105,888
Berkshire Hathaway, Inc. 2.125%, 2/11/13	400,000	408,390
Chubb Corp. 5.750%, 5/15/18	400,000	445,362
CNA Financial Corp. 7.350%, 11/15/19	30,000	31,879
Genworth Financial, Inc. 6.515%, 5/22/18	800,000	770,142
Hartford Financial Services Group, Inc.
5.375%, 3/15/17	500,000	495,586
6.625%, 3/30/40	100,000	92,857
Lincoln National Corp. 8.750%, 7/1/19	105,000	128,687
6.250%, 2/15/20	25,000	26,783
Markel Corp. 7.125%, 9/30/19	100,000	109,710
Marsh & McLennan Cos., Inc. 5.375%, 7/15/14	400,000	422,846
MetLife, Inc. 6.125%, 12/1/11	100,000	105,801
5.000%, 6/15/15	400,000	427,549
7.717%, 2/15/19	300,000	357,066
5.700%, 6/15/35	200,000	195,600
6.400%, 12/15/36	400,000	352,000
Metropolitan Life Global Funding I 5.750%, 7/25/11§	2,104,000	2,177,592
5.125%, 11/9/11§	770,000	800,446
5.125%, 4/10/13§	200,000	216,314
Monumental Global Funding III 0.486%, 1/25/13(l)§	3,500,000	3,379,176
PartnerReinsurance Finance B LLC
5.500%, 6/1/20	50,000	48,320
Pricoa Global Funding I 0.624%, 5/24/11(l)§	1,000,000	990,945
0.438%, 1/30/12(l)§	1,900,000	1,863,294
Principal Life Income Funding Trusts
5.300%, 4/24/13	200,000	216,267
Prudential Financial, Inc. 3.625%, 9/17/12	200,000	205,994
2.750%, 1/14/13	50,000	50,244
5.100%, 9/20/14	200,000	212,697
3.875%, 1/14/15	65,000	65,463
6.200%, 1/15/15	30,000	33,016
7.375%, 6/15/19	385,000	445,813
5.700%, 12/14/36	100,000	92,924

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)

Reinsurance Group of America, Inc.
6.450%, 11/15/19	$50,000	$53,438
Sun Life Financial, Inc. 0.784%, 10/6/13(l)§	3,600,000	3,492,058
Suncorp-Metway Ltd. 0.914%, 12/17/10(l)§	2,900,000	2,901,528
1.803%, 7/16/12(l)§	2,200,000	2,259,827
Swiss Reinsurance Solutions Holding Corp. 7.000%, 2/15/26	1,500,000	1,581,865
Transatlantic Holdings, Inc. 8.000%, 11/30/39	50,000	50,482
Travelers Cos., Inc. 6.750%, 6/20/36	400,000	467,443

		29,838,504

Real Estate Investment Trusts (REITs) (0.3%)
AvalonBay Communities, Inc. 5.700%, 3/15/17	100,000	107,960
6.100%, 3/15/20	100,000	110,523
BioMed Realty LP 6.125%, 4/15/20§	100,000	104,120
Boston Properties LP 5.625%, 11/15/20	100,000	104,608
Boston Properties, Inc. 5.000%, 6/1/15	200,000	207,392
Duke Realty LP 6.250%, 5/15/13	100,000	106,578
ERP Operating LP 5.125%, 3/15/16	400,000	421,059
HCP, Inc. 5.950%, 9/15/11	1,600,000	1,658,632
5.650%, 12/15/13	200,000	211,021
5.625%, 5/1/17	200,000	202,586
Healthcare Realty Trust, Inc. 6.500%, 1/17/17	50,000	52,284
Hospitality Properties Trust 7.875%, 8/15/14	150,000	165,372
HRPT Properties Trust 5.750%, 11/1/15	200,000	206,548
Kimco Realty Corp. 6.875%, 10/1/19	100,000	111,412
Mack-Cali Realty LP 7.750%, 8/15/19	100,000	117,512
ProLogis 7.625%, 8/15/14	100,000	106,128
5.625%, 11/15/15	600,000	575,401
6.250%, 3/15/17	50,000	47,618
7.375%, 10/30/19	50,000	48,969
6.875%, 3/15/20	60,000	56,710
Simon Property Group LP 6.750%, 5/15/14	105,000	118,011
5.625%, 8/15/14	200,000	216,602
4.200%, 2/1/15	45,000	46,242
5.250%, 12/1/16	200,000	212,981
6.125%, 5/30/18	200,000	220,755
5.650%, 2/1/20	100,000	105,906
6.750%, 2/1/40	50,000	55,834
Vornado Realty Trust 4.250%, 4/1/15	100,000	99,411

		5,798,175

	Principal Amount	Value (Note 1)

Real Estate Management & Development (0.0%)
Regency Centers LP 6.750%, 1/15/12	$100,000	$104,945

Thrifts & Mortgage Finance (0.3%)
Cie de Financement Foncier 2.125%, 4/22/13§	3,200,000	3,230,979
Nykredit Realkredit A/S 4.000%, 1/1/11	DKK11,000,000	1,826,715
Western Corporate Federal Credit Union
1.750%, 11/2/12	$100,000	101,666

		5,159,360

Total Financials		307,159,154

Health Care (2.3%)
Biotechnology (0.1%)
Amgen, Inc. 4.850%, 11/18/14	200,000	221,506
4.500%, 3/15/20	25,000	26,826
6.400%, 2/1/39	300,000	355,260
5.750%, 3/15/40	25,000	27,348
Genentech, Inc. 5.250%, 7/15/35	200,000	209,733
Talecris Biotherapeutics Holdings Corp. 7.750%, 11/15/16§	775,000	825,375

		1,666,048

Health Care Equipment & Supplies (0.2%)
Accellent, Inc. 10.500%, 12/1/13	1,750,000	1,723,750
Baxter International, Inc. 1.800%, 3/15/13	40,000	40,468
4.625%, 3/15/15	200,000	220,375
4.250%, 3/15/20	100,000	105,023
6.250%, 12/1/37	100,000	118,366
CareFusion Corp. 6.375%, 8/1/19	300,000	342,699
Covidien International Finance S.A. 1.875%, 6/15/13	100,000	100,620
2.800%, 6/15/15	100,000	100,990
6.000%, 10/15/17	100,000	116,047
4.200%, 6/15/20	100,000	102,343
Fresenius Medical Care Capital Trust IV 7.875%, 6/15/11	500,000	516,875
Hospira, Inc. 6.400%, 5/15/15	45,000	51,126
Mead Johnson Nutrition Co. 3.500%, 11/1/14§	50,000	51,764
4.900%, 11/1/19§	100,000	105,742
5.900%, 11/1/39§	50,000	53,424
Medtronic, Inc. 4.500%, 3/15/14	400,000	438,633
Stryker Corp. 3.000%, 1/15/15	50,000	51,626
4.375%, 1/15/20	50,000	53,184

		4,293,055

Health Care Providers & Services (1.0%)
Aetna, Inc. 6.500%, 9/15/18	500,000	578,579

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)

Apria Healthcare Group, Inc. 11.250%, 11/1/14§	$500,000	$532,500
12.375%, 11/1/14§	1,475,000	1,574,563
Becton Dickinson and Co. 5.000%, 5/15/19	300,000	331,362
CIGNA Corp. 5.125%, 6/15/20	130,000	135,306
7.875%, 5/15/27	100,000	118,535
Express Scripts, Inc. 6.250%, 6/15/14	500,000	566,108
HCA, Inc. 7.250%, 9/15/20	500,000	502,500
Health Net, Inc. 6.375%, 6/1/17	1,400,000	1,302,000
Medco Health Solutions, Inc. 7.125%, 3/15/18	300,000	358,400
Medtronic, Inc. 5.550%, 3/15/40	100,000	111,626
Quest Diagnostics, Inc. 4.750%, 1/30/20	60,000	60,363
6.950%, 7/1/37	100,000	114,238
5.750%, 1/30/40	20,000	19,691
Radiation Therapy Services, Inc. 9.875%, 4/15/17§	975,000	936,000
Skilled Healthcare Group, Inc. 11.000%, 1/15/14	1,295,000	1,337,088
Stonemor Operating LLC/Cornerstone Family Services/Osiris Holdings
10.250%, 12/1/17§	1,650,000	1,674,750
Surgical Care Affiliates, Inc. 8.875%, 7/15/15 PIK§	2,142,202	2,104,713
10.000%, 7/15/17§	3,250,000	3,209,375
U.S. Oncology, Inc. 10.750%, 8/15/14	2,108,000	2,160,700
9.125%, 8/15/17	550,000	565,125
UnitedHealth Group, Inc. 5.375%, 3/15/16	200,000	217,352
6.000%, 2/15/18	250,000	278,755
6.875%, 2/15/38	250,000	282,623
Vanguard Health Holding Co. II LLC/Vanguard Holding Co II, Inc.
8.000%, 2/1/18§	325,000	313,625
WellPoint, Inc. 5.250%, 1/15/16	400,000	437,934
5.850%, 1/15/36	350,000	351,844

		20,175,655

Pharmaceuticals (1.0%)
Abbott Laboratories, Inc. 5.875%, 5/15/16	200,000	233,979
5.600%, 11/30/17	600,000	696,459
Angiotech Pharmaceuticals, Inc. 4.288%, 12/1/13(l)	2,695,000	2,075,150
Argatroban Royalty Sub LLC 18.500%, 9/30/14†(b)	2,029,675	1,664,333
AstraZeneca plc 5.400%, 9/15/12	200,000	218,382
5.900%, 9/15/17	500,000	584,932
6.450%, 9/15/37	200,000	242,360
Bristol-Myers Squibb Co. 5.250%, 8/15/13	300,000	332,628
5.450%, 5/1/18	200,000	229,075

	Principal Amount	Value (Note 1)

6.125%, 5/1/38	$500,000	$580,643
Elan Finance plc/Elan Finance Corp.
4.663%, 12/1/13(l)	2,075,000	1,981,625
8.750%, 10/15/16§	1,875,000	1,821,094
Eli Lilly and Co. 4.200%, 3/6/14	500,000	543,265
5.200%, 3/15/17	100,000	113,806
GlaxoSmithKline Capital, Inc. 4.850%, 5/15/13	200,000	218,660
5.650%, 5/15/18	400,000	457,710
6.375%, 5/15/38	200,000	238,027
Johnson & Johnson 5.150%, 7/15/18	200,000	226,954
5.850%, 7/15/38	500,000	588,183
Merck & Co., Inc. 6.000%, 9/15/17	200,000	234,967
5.000%, 6/30/19	350,000	389,312
6.400%, 3/1/28	200,000	237,790
6.550%, 9/15/37	500,000	621,950
Novartis Capital Corp. 1.900%, 4/24/13	40,000	40,604
Novartis Securities Investment Ltd. 5.125%, 2/10/19	600,000	671,668
Pfizer, Inc. 4.450%, 3/15/12	200,000	210,994
5.350%, 3/15/15	500,000	566,486
6.200%, 3/15/19	300,000	356,519
7.200%, 3/15/39	500,000	657,290
Phibro Animal Health Corp. 13.000%, 8/1/14§	2,115,000	2,252,475
Teva Pharmaceutical Finance II B.V./Teva Pharmaceutical Finance III LLC
3.000%, 6/15/15	100,000	101,959
Teva Pharmaceutical Finance III LLC
1.500%, 6/15/12	100,000	100,380
Watson Pharmaceuticals, Inc. 5.000%, 8/15/14	165,000	176,738
6.125%, 8/15/19	85,000	95,697
Wyeth 5.500%, 3/15/13	200,000	221,215
6.000%, 2/15/36	100,000	112,317
5.950%, 4/1/37	200,000	226,550

		20,322,176

Total Health Care		46,456,934

Industrials (2.6%)
Aerospace & Defense (0.3%)
Boeing Co. 5.000%, 3/15/14	500,000	556,236
3.500%, 2/15/15	100,000	105,486
4.875%, 2/15/20	55,000	60,558
6.125%, 2/15/33	100,000	113,218
5.875%, 2/15/40	30,000	33,730
General Dynamics Corp. 4.250%, 5/15/13	200,000	215,607
GeoEye, Inc. 9.625%, 10/1/15§	1,275,000	1,300,500
Goodrich Corp. 4.875%, 3/1/20	50,000	53,676
Honeywell International, Inc. 4.250%, 3/1/13	200,000	215,562
5.000%, 2/15/19	500,000	559,253

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)

ITT Corp. 4.900%, 5/1/14	$65,000	$70,830
6.125%, 5/1/19	90,000	103,728
Lockheed Martin Corp. 4.250%, 11/15/19	350,000	367,958
6.150%, 9/1/36	200,000	231,406
Northrop Grumman Corp. 3.700%, 8/1/14	90,000	94,395
5.050%, 8/1/19	50,000	54,948
Northrop Grumman Systems Corp. 7.750%, 2/15/31	200,000	268,214
Raytheon Co. 4.400%, 2/15/20	50,000	53,642
Rockwell Collins, Inc. 5.250%, 7/15/19	50,000	55,093
United Technologies Corp. 5.375%, 12/15/17	200,000	229,248
6.125%, 2/1/19	500,000	596,269
6.125%, 7/15/38	100,000	117,029

		5,456,586

Air Freight & Logistics (0.0%)
United Parcel Service, Inc. 4.500%, 1/15/13	200,000	216,127
5.125%, 4/1/19	300,000	342,468
6.200%, 1/15/38	100,000	120,217

		678,812

Airlines (0.2%)
American Airlines, Inc. 13.000%, 8/1/16	1,750,146	1,925,161
Continental Airlines, Inc. 9.000%, 7/8/16	146,968	158,946
Southwest Airlines Co. 10.500%, 12/15/11§	1,650,000	1,840,774

		3,924,881

Building Products (0.1%)
CRH America, Inc. 6.000%, 9/30/16	500,000	557,396
Goodman Global, Inc. 13.500%, 2/15/16	1,250,000	1,375,000

		1,932,396

Commercial Services & Supplies (0.6%)
Alion Science and Technology Corp.
12.000%, 11/1/14 PIK§	1,904,120	1,904,120
Allied Waste North America, Inc. 6.875%, 6/1/17	350,000	381,500
Altegrity, Inc. 10.500%, 11/1/15§	650,000	617,500
Avery Dennison Corp. 5.375%, 4/15/20	50,000	53,425
Dartmouth College 4.750%, 6/1/19	50,000	54,386
Iron Mountain, Inc. 8.375%, 8/15/21	900,000	918,000
Niska Gas Storage Partners LLC 8.875%, 3/15/18§	2,075,000	2,106,125
PharmaNet Development Group, Inc.
10.875%, 4/15/17§	850,000	828,750

	Principal Amount	Value (Note 1)

Pitney Bowes, Inc. 4.750%, 1/15/16	$100,000	$107,713
R.R. Donnelley & Sons Co. 4.950%, 4/1/14	400,000	407,626
8.600%, 8/15/16	150,000	164,328
Republic Services, Inc. 5.500%, 9/15/19§	148,000	160,154
ServiceMaster Co. 10.750%, 7/15/15 PIK§	1,300,000	1,345,500
Sheridan Group, Inc. 10.250%, 8/15/11	1,275,000	1,260,656
Waste Management, Inc. 6.100%, 3/15/18	350,000	398,917
7.000%, 7/15/28	100,000	115,635
Yale University 2.900%, 10/15/14	100,000	103,731

		10,928,066

Electrical Equipment (0.1%)
Amphenol Corp. 4.750%, 11/15/14	50,000	52,982
Emerson Electric Co. 5.250%, 10/15/18	100,000	113,010
Kemet Corp. 10.500%, 5/1/18§	1,350,000	1,336,500
Metals USA, Inc. 11.125%, 12/1/15	825,000	866,250
Thermo Fisher Scientific, Inc. 4.700%, 5/1/20	100,000	107,713

		2,476,455

Industrial Conglomerates (0.4%)
3M Co. 4.375%, 8/15/13	350,000	381,941
Cooper U.S., Inc. 5.250%, 11/15/12	100,000	107,885
General Electric Co. 5.000%, 2/1/13	700,000	750,648
5.250%, 12/6/17	500,000	543,703
Harland Clarke Holdings Corp. 6.000%, 5/15/15(l)	1,565,000	1,263,738
9.500%, 5/15/15	250,000	227,500
Ingersoll-Rand Global Holding Co., Ltd. 9.500%, 4/15/14	300,000	371,696
Koninklijke Philips Electronics N.V. 6.875%, 3/11/38	200,000	246,660
Siemens Financieringsmat 5.500%, 2/16/12§	1,400,000	1,487,144
Trimas Corp. 9.750%, 12/15/17§	2,100,000	2,126,250
Tyco International Finance S.A. 4.125%, 10/15/14	100,000	106,150
3.375%, 10/15/15	100,000	103,221
8.500%, 1/15/19	400,000	517,082

		8,233,618

Machinery (0.3%)
Caterpillar, Inc. 6.050%, 8/15/36	400,000	460,195

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)

Danaher Corp. 5.625%, 1/15/18	$300,000	$345,355
Deere & Co. 4.375%, 10/16/19	75,000	79,913
5.375%, 10/16/29	50,000	54,645
Dover Corp. 6.600%, 3/15/38	100,000	124,541
FGI Holding Co., Inc. 11.250%, 10/1/15 PIK§	1,600,000	1,568,000
Freedom Group, Inc. 10.250%, 8/1/15§	900,000	936,000
Severstal Columbus LLC 10.250%, 2/15/18§	850,000	877,625
Smith & Wesson Holding Corp. 4.000%, 12/15/26	1,250,000	1,198,437
Snap-On, Inc. 6.125%, 9/1/21	100,000	112,716

		5,757,427

Marine (0.2%)
Marquette Transportation Co., Inc. 10.875%, 1/15/17§	1,150,000	1,127,000
Navios Maritime Holdings, Inc./Navios Maritime Finance U.S., Inc. 8.875%, 11/1/17§	2,150,000	2,166,125

		3,293,125

Road & Rail (0.4%)
Burlington Northern Santa Fe Corp. 7.000%, 2/1/14	500,000	582,720
4.700%, 10/1/19	100,000	105,910
6.150%, 5/1/37	100,000	112,551
Burlington Resources Finance Co. 7.200%, 8/15/31	100,000	119,938
Canadian National Railway Co. 5.550%, 3/1/19	700,000	800,510
Canadian Pacific Railway Co. 7.250%, 5/15/19	45,000	53,582
CSX Corp. 7.375%, 2/1/19	300,000	367,460
6.150%, 5/1/37	500,000	546,743
Norfolk Southern Corp. 7.700%, 5/15/17	100,000	124,362
5.750%, 4/1/18	300,000	339,114
5.900%, 6/15/19	65,000	74,731
Sunstate Equipment Co. LLC 10.500%, 4/1/13§	2,400,000	2,064,000
Union Pacific Corp. 6.125%, 2/15/20	300,000	348,090
6.150%, 5/1/37	100,000	112,006
United Rentals North America, Inc. 7.000%, 2/15/14	1,000,000	940,000
9.250%, 12/15/19	1,550,000	1,561,625

		8,253,342

Total Industrials		50,934,708

	Principal Amount	Value (Note 1)

Information Technology (0.8%)
Communications Equipment (0.1%)
American Tower Corp. 4.625%, 4/1/15	$25,000	$26,006
Cisco Systems, Inc. 5.500%, 2/22/16	600,000	691,196
4.950%, 2/15/19	400,000	439,653
5.900%, 2/15/39	400,000	444,626
Motorola, Inc. 6.000%, 11/15/17	200,000	214,679

		1,816,160

Computers & Peripherals (0.1%)
Dell, Inc.
3.375%, 6/15/12	30,000	31,131
5.875%, 6/15/19	50,000	56,188
7.100%, 4/15/28	50,000	59,566
6.500%, 4/15/38	200,000	229,541
Hewlett-Packard Co. 4.250%, 2/24/12	750,000	790,350
4.500%, 3/1/13	400,000	431,761
International Business Machines Corp. 4.750%, 11/29/12	200,000	216,503
2.100%, 5/6/13	100,000	101,906
5.700%, 9/14/17	400,000	464,913
5.875%, 11/29/32	100,000	113,017
5.600%, 11/30/39	440,000	489,163

		2,984,039

Electronic Equipment, Instruments & Components (0.0%)
Arrow Electronics, Inc. 6.000%, 4/1/20	100,000	103,340
Corning, Inc. 6.625%, 5/15/19	20,000	23,394

		126,734

Internet Software & Services (0.1%)
GXS Worldwide, Inc. 9.750%, 6/15/15§	1,375,000	1,313,125

IT Services (0.2%)
Compucom Systems, Inc. 12.500%, 10/1/15§	1,975,000	2,078,687
Computer Sciences Corp. 6.500%, 3/15/18	442,000	492,751
Stratus Technologies, Inc. 12.000%, 3/29/15§(b)	700,000	609,875
Western Union Co. 5.930%, 10/1/16	500,000	561,058

		3,742,371

Office Electronics (0.1%)
Xerox Capital Trust I 8.000%, 2/1/27	1,400,000	1,407,536
Xerox Corp. 8.250%, 5/15/14	95,000	111,354
4.250%, 2/15/15	100,000	103,530
6.350%, 5/15/18	200,000	223,087
5.625%, 12/15/19	100,000	106,412
6.750%, 12/15/39	50,000	55,674

		2,007,593

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)

Semiconductors & Semiconductor Equipment (0.0%)
Analog Devices, Inc. 5.000%, 7/1/14	$150,000	$162,129
Maxim Integrated Products, Inc. 3.450%, 6/14/13	100,000	100,818

		262,947

Software (0.2%)
Activant Solutions, Inc. 9.500%, 5/1/16	975,000	926,250
Adobe Systems, Inc. 3.250%, 2/1/15	50,000	51,347
4.750%, 2/1/20	85,000	87,636
Aspect Software, Inc. 10.625%, 5/15/17§	1,500,000	1,500,000
Microsoft Corp. 2.950%, 6/1/14	115,000	120,332
4.200%, 6/1/19	125,000	135,522
5.200%, 6/1/39	110,000	120,302
Oracle Corp. 5.750%, 4/15/18	500,000	578,837
6.500%, 4/15/38	50,000	60,673
6.125%, 7/8/39	250,000	292,393

		3,873,292

Total Information Technology		16,126,261

Materials (2.6%)
Chemicals (0.9%)
Air Products and Chemicals, Inc. 4.375%, 8/21/19	100,000	104,395
Cabot Corp. 5.000%, 10/1/16	100,000	106,134
Dow Chemical Co. 4.850%, 8/15/12	3,200,000	3,375,536
7.600%, 5/15/14	220,000	254,070
8.550%, 5/15/19	655,000	801,794
9.400%, 5/15/39	90,000	125,171
E.I. du Pont de Nemours & Co. 5.000%, 7/15/13	200,000	219,244
3.250%, 1/15/15	100,000	104,323
5.250%, 12/15/16	100,000	114,041
5.750%, 3/15/19	500,000	577,170
4.625%, 1/15/20	40,000	43,013
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC 9.750%, 11/15/14	1,800,000	1,701,000
Ineos Finance plc 9.250%, 5/15/15§	EUR1,025,000	1,240,887
Lyondell Chemical Co. 11.000%, 5/1/18	$450,000	482,625
Momentive Performance Materials, Inc. 12.500%, 6/15/14	625,000	681,250
9.000%, 12/1/14	EUR650,000	731,264
9.750%, 12/1/14	$1,200,000	1,134,000
Monsanto Co. 7.375%, 8/15/12	200,000	224,367
5.125%, 4/15/18	100,000	111,173
5.875%, 4/15/38	200,000	223,190

	Principal Amount	Value (Note 1)

Phibro Animal Health Corp. 9.250%, 7/1/18§	$1,250,000	$1,243,750
Potash Corp of Saskatchewan, Inc. 5.250%, 5/15/14	2,980,000	3,287,050
3.750%, 9/30/15	40,000	41,648
6.500%, 5/15/19	65,000	76,365
4.875%, 3/30/20	35,000	37,235
Praxair, Inc. 2.125%, 6/14/13	50,000	50,837
Reichhold Industries, Inc. 9.000%, 8/15/14§	1,345,000	1,183,600
Rohm & Haas Co.
5.600%, 3/15/13	500,000	536,227
Sherwin-Williams Co. 3.125%, 12/15/14	100,000	103,490
Valspar Corp. 7.250%, 6/15/19	100,000	118,841

		19,033,690

Construction Materials (0.0%)
Lafarge S.A. 6.500%, 7/15/16	100,000	103,592
7.125%, 7/15/36	100,000	98,958

		202,550

Containers & Packaging (0.1%)
Bemis Co., Inc. 5.650%, 8/1/14	30,000	33,036
6.800%, 8/1/19	20,000	23,103
Berry Plastics Corp. 8.875%, 9/15/14	1,200,000	1,155,000
Packaging Corp. of America 5.750%, 8/1/13	500,000	539,017

		1,750,156

Metals & Mining (1.5%)
Alcoa, Inc. 6.000%, 7/15/13	200,000	210,637
6.750%, 7/15/18	300,000	302,761
5.900%, 2/1/27	200,000	175,940
Algoma Acquisition Corp. 9.875%, 6/15/15§	1,975,000	1,678,750
Allegheny Technologies, Inc. 9.375%, 6/1/19	100,000	118,077
ArcelorMittal S.A. 5.375%, 6/1/13	200,000	210,340
9.000%, 2/15/15	125,000	147,057
6.125%, 6/1/18	200,000	209,176
9.850%, 6/1/19	150,000	187,446
Barrick Australian Finance Pty Ltd. 5.950%, 10/15/39	100,000	106,564
Barrick Gold Corp. 6.950%, 4/1/19	500,000	599,520
Barrick Gold Finance Co. 4.875%, 11/15/14	2,315,000	2,507,117
Barrick N.A. Finance LLC 7.500%, 9/15/38	100,000	124,068
BHP Billiton Finance USA Ltd. 5.125%, 3/29/12	1,500,000	1,597,206
4.800%, 4/15/13	200,000	216,897
7.250%, 3/1/16	1,375,000	1,637,207
6.500%, 4/1/19	500,000	599,623

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)

Consol Energy, Inc. 8.250%, 4/1/20§	$1,900,000	$1,980,750
FMG Finance Property Ltd. 10.625%, 9/1/16§	1,900,000	2,090,000
Freeport-McMoRan Copper & Gold, Inc. 8.375%, 4/1/17	400,000	440,000
Murray Energy Corp. 10.250%, 10/15/15§	1,000,000	995,000
Newmont Mining Corp. 5.125%, 10/1/19	315,000	337,531
6.250%, 10/1/39	200,000	218,264
Novelis, Inc. 7.250%, 2/15/15	1,350,000	1,302,750
11.500%, 2/15/15	740,000	773,300
Nucor Corp. 5.750%, 12/1/17	200,000	228,297
Rio Tinto Finance USA Ltd. 5.875%, 7/15/13	800,000	876,522
6.500%, 7/15/18	200,000	227,948
7.125%, 7/15/28	100,000	118,764
Ryerson Holding Corp. (Zero Coupon), 2/1/15§	3,150,000	1,389,937
Ryerson, Inc. 7.719%, 11/1/14 (l)	1,750,000	1,627,500
12.000%, 11/1/15	425,000	434,563
Southern Copper Corp. 5.375%, 4/16/20	135,000	135,314
6.750%, 4/16/40	135,000	133,444
Steel Dynamics, Inc. 7.375%, 11/1/12	3,800,000	3,933,000
Teck Resources Ltd. 10.750%, 5/15/19	500,000	612,650
Vale Overseas Ltd. 6.875%, 11/21/36	400,000	417,005
6.875%, 11/10/39	85,000	88,799
Xstrata Canada Corp. 7.250%, 7/15/12	200,000	216,614

		29,206,338

Paper & Forest Products (0.1%)
Georgia-Pacific LLC 9.500%, 12/1/11	500,000	537,500
International Paper Co. 7.950%, 6/15/18	250,000	297,648
7.500%, 8/15/21	200,000	234,179
7.300%, 11/15/39	250,000	275,682

		1,345,009

Total Materials		51,537,743

Telecommunication Services (2.7%)
Diversified Telecommunication Services (2.0%)
AT&T Corp. 7.300%, 11/15/11	400,000	432,365
8.000%, 11/15/31	200,000	257,443
AT&T, Inc. 4.950%, 1/15/13	200,000	217,096
5.100%, 9/15/14	200,000	221,868
5.625%, 6/15/16	400,000	453,372
5.500%, 2/1/18	500,000	552,917

	Principal Amount	Value (Note 1)

6.300%, 1/15/38	$500,000	$542,591
6.400%, 5/15/38	200,000	219,889
6.550%, 2/15/39	600,000	672,055
BellSouth Capital Funding Corp. 7.875%, 2/15/30	500,000	612,870
British Telecommunications plc 9.875%, 12/15/30	300,000	366,126
Deutsche Telekom International Finance B.V. 4.875%, 7/8/14	150,000	160,746
6.000%, 7/8/19	100,000	110,592
8.750%, 6/15/30	500,000	645,848
Digicel Ltd. 12.000%, 4/1/14§	2,075,000	2,318,812
Embarq Corp. 7.082%, 6/1/16	330,000	351,800
7.995%, 6/1/36	100,000	99,242
France Telecom S.A. 7.750%, 3/1/11	300,000	313,050
4.375%, 7/8/14	2,000,000	2,156,742
5.375%, 7/8/19	400,000	436,413
8.500%, 3/1/31	300,000	412,831
Global Crossing Ltd. 12.000%, 9/15/15§	2,000,000	2,120,000
Hawaiian Telcom Communications, Inc.
Series B 9.750%, 5/1/13 (h)(b)	4,050,000	70,875
Integra Telecom Holdings, Inc.
10.750%, 4/15/16§	900,000	880,875
Level 3 Financing, Inc.
9.250%, 11/1/14	2,100,000	1,905,750
PAETEC Holding Corp.
9.500%, 7/15/15	1,625,000	1,580,312
Qwest Corp.
7.875%, 9/1/11	1,600,000	1,664,000
8.375%, 5/1/16	600,000	655,500
Sprint Capital Corp.
7.625%, 1/30/11	2,400,000	2,442,000
8.375%, 3/15/12	400,000	419,500
Telcordia Technologies, Inc.
11.000%, 5/1/18§	1,450,000	1,377,500
Telecom Italia Capital S.A.
4.875%, 10/1/10	400,000	402,960
0.914%, 7/18/11 (l)	2,300,000	2,267,381
5.250%, 11/15/13	200,000	206,579
6.175%, 6/18/14	100,000	104,544
5.250%, 10/1/15	400,000	403,700
7.175%, 6/18/19	100,000	107,661
7.721%, 6/4/38	250,000	255,983
Telefonica Emisiones S.A.U.
0.674%, 2/4/13 (l)	1,000,000	964,217
2.582%, 4/26/13	150,000	148,968
4.949%, 1/15/15	485,000	508,065
3.729%, 4/27/15	90,000	89,737
6.421%, 6/20/16	700,000	767,828
5.877%, 7/15/19	145,000	154,654
5.134%, 4/27/20	135,000	135,310
7.045%, 6/20/36	300,000	331,911
Verizon Communications, Inc.
7.375%, 9/1/12	400,000	449,397
4.350%, 2/15/13	100,000	106,896

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)

5.550%, 2/15/16	$500,000	$560,004
5.500%, 2/15/18	600,000	658,386
6.350%, 4/1/19	500,000	578,568
7.750%, 12/1/30	400,000	498,460
6.900%, 4/15/38	100,000	116,871
8.950%, 3/1/39	300,000	424,973
7.350%, 4/1/39	300,000	368,840
Wind Acquisition Finance S.A.
11.750%, 7/15/17§	2,050,000	2,101,250
Windstream Corp.
7.875%, 11/1/17	1,100,000	1,073,875

		38,457,998

Wireless Telecommunication Services (0.7%)
America Movil S.A.B. de C.V.
5.000%, 3/30/20§	1,200,000	1,239,807
6.375%, 3/1/35	100,000	107,017
6.125%, 3/30/40§	400,000	417,693
Cellco Partnership/Verizon Wireless Capital LLC
3.065%, 5/20/11(l)	2,900,000	2,964,612
5.550%, 2/1/14	500,000	560,572
8.500%, 11/15/18	400,000	520,056
Digicel Group Ltd.
10.500%, 4/15/18§	2,350,000	2,423,438
MetroPCS Wireless, Inc.
9.250%, 11/1/14	850,000	875,500
New Cingular Wireless Services, Inc.
8.125%, 5/1/12	200,000	223,799
8.750%, 3/1/31	100,000	137,280
Rogers Communications, Inc.
6.800%, 8/15/18	100,000	118,210
7.500%, 8/15/38	100,000	126,164
Vodafone Group plc
5.000%, 12/16/13	200,000	216,621
4.150%, 6/10/14	3,200,000	3,357,747
5.625%, 2/27/17	400,000	438,711
5.450%, 6/10/19	150,000	160,570
6.150%, 2/27/37	500,000	518,424

		14,406,221

Total Telecommunication Services		52,864,219

Utilities (2.0%)
Electric Utilities (1.2%)
Ameren Corp.
8.875%, 5/15/14	100,000	115,924
Ameren Energy Generating Co.
6.300%, 4/1/20	50,000	50,893
Appalachian Power Co.
7.000%, 4/1/38	200,000	232,450
Baltimore Gas & Electric Co.
6.125%, 7/1/13	300,000	334,883
Carolina Power & Light Co.
6.300%, 4/1/38	300,000	357,432
CenterPoint Energy Houston Electric LLC
7.000%, 3/1/14	300,000	348,031
Commonwealth Edison Co.
6.450%, 1/15/38	400,000	469,854
Consolidated Edison Co. of New York, Inc.
Series 04-A 4.700%, 2/1/14	2,900,000	3,148,054

	Principal Amount	Value (Note 1)

Series 08-A 5.850%, 4/1/18	$500,000	$571,607
Series 08-B 6.300%, 8/15/37	100,000	115,021
Series 09-C 6.750%, 4/1/38	100,000	121,874
Consumers Energy Co.
6.700%, 9/15/19	500,000	598,136
Duke Energy Carolinas LLC
Series C 7.000%, 11/15/18	100,000	124,323
Duke Energy Corp.
5.650%, 6/15/13	400,000	441,043
6.300%, 2/1/14	500,000	562,754
3.350%, 4/1/15	50,000	50,999
Duke Energy Indiana, Inc.
6.450%, 4/1/39	300,000	363,611
Duke Energy Ohio, Inc.
5.700%, 9/15/12	200,000	216,363
Edison Mission Energy
7.500%, 6/15/13	1,450,000	1,247,000
Entergy Gulf States Louisiana LLC
5.590%, 10/1/24	60,000	65,462
Entergy Louisiana LLC
5.400%, 11/1/24	100,000	108,870
Exelon Corp.
4.900%, 6/15/15	200,000	213,584
Exelon Generation Co. LLC
6.200%, 10/1/17	100,000	113,677
FirstEnergy Corp.
Series B 6.450%, 11/15/11	9,000	9,506
Series C 7.375%, 11/15/31	200,000	210,879
FirstEnergy Solutions Corp.
4.800%, 2/15/15	120,000	125,567
6.050%, 8/15/21	200,000	203,989
6.800%, 8/15/39	139,000	137,527
Florida Power & Light Co.
4.950%, 6/1/35	200,000	199,593
5.960%, 4/1/39	200,000	229,293
5.690%, 3/1/40	50,000	55,434
Florida Power Corp.
4.550%, 4/1/20	25,000	26,780
5.650%, 4/1/40	50,000	54,474
FPL Group Capital, Inc.
5.625%, 9/1/11	100,000	104,552
2.550%, 11/15/13	50,000	50,420
6.000%, 3/1/19	500,000	561,882
Georgia Power Co.
4.250%, 12/1/19	80,000	83,769
5.950%, 2/1/39	300,000	330,222
Hydro-Quebec
8.050%, 7/7/24	250,000	359,335
Iberdrola USA, Inc.
6.750%, 7/15/36	200,000	213,738
Interstate Power and Light Co.
6.250%, 7/15/39	30,000	34,622
Jersey Central Power & Light Co.
7.350%, 2/1/19	500,000	594,384
MidAmerican Energy Co.
5.750%, 11/1/35	100,000	107,479

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)

MidAmerican Energy Holdings Co.
3.150%, 7/15/12	$200,000	$205,059
5.875%, 10/1/12	400,000	433,067
5.750%, 4/1/18	400,000	447,481
6.125%, 4/1/36	200,000	220,195
5.950%, 5/15/37	100,000	107,090
6.500%, 9/15/37	200,000	229,769
Nevada Power Co.
6.500%, 8/1/18	200,000	228,948
Northern States Power Co.
5.250%, 3/1/18	200,000	223,268
5.350%, 11/1/39	330,000	346,912
NSTAR
4.500%, 11/15/19	50,000	53,125
NSTAR Electric Co.
5.500%, 3/15/40	50,000	54,136
Ohio Power Co.
5.375%, 10/1/21	100,000	106,706
Oncor Electric Delivery Co. LLC
6.375%, 5/1/12	100,000	108,016
6.800%, 9/1/18	400,000	469,543
Pacific Gas & Electric Co.
4.800%, 3/1/14	100,000	108,361
8.250%, 10/15/18	600,000	767,692
6.050%, 3/1/34	200,000	223,144
PacifiCorp
7.700%, 11/15/31	300,000	397,711
6.000%, 1/15/39	300,000	344,624
Potomac Electric Power Co.
6.500%, 11/15/37	300,000	358,351
PPL Electric Utilities Corp.
6.250%, 5/15/39	30,000	35,110
PPL Energy Supply LLC
6.500%, 5/1/18	100,000	110,602
Progress Energy, Inc.
7.050%, 3/15/19	500,000	590,719
PSEG Power LLC
2.500%, 4/15/13§	75,000	75,726
5.125%, 4/15/20§	80,000	82,933
Public Service Co. of Colorado
5.125%, 6/1/19	85,000	94,093
Public Service Co. of Oklahoma
5.150%, 12/1/19	30,000	31,591
Public Service Electric & Gas Co.
5.375%, 9/1/13	200,000	221,243
Puget Sound Energy, Inc.
5.757%, 10/1/39	150,000	155,248
5.795%, 3/15/40	100,000	104,074
5.764%, 7/15/40	50,000	51,823
San Diego Gas & Electric Co.
6.000%, 6/1/39	30,000	35,050
5.350%, 5/15/40	100,000	107,938
South Carolina Electric & Gas Co.
6.050%, 1/15/38	100,000	113,742
Southern California Edison Co.
5.750%, 3/15/14	400,000	450,146
5.950%, 2/1/38	100,000	115,549
6.050%, 3/15/39	300,000	352,102
5.500%, 3/15/40	100,000	109,096

	Principal Amount	Value (Note 1)

Southern Co.
4.150%, 5/15/14	$75,000	$79,112
Series A 5.300%, 1/15/12	400,000	423,012
Southwestern Electric Power Co.
6.200%, 3/15/40	50,000	51,275
Tampa Electric Co.
6.100%, 5/15/18	75,000	84,970
TransAlta Corp.
6.500%, 3/15/40	40,000	41,261
Union Electric Co.
6.700%, 2/1/19	200,000	232,491
Virginia Electric & Power Co.
8.875%, 11/15/38	300,000	435,142
Series A 4.750%, 3/1/13	200,000	216,632
5.000%, 6/30/19	165,000	179,909
Series B 6.000%, 5/15/37	100,000	111,284
Wisconsin Electric Power Co.
4.250%, 12/15/19	50,000	51,959
Wisconsin Power & Light Co.
5.000%, 7/15/19	50,000	55,138
Xcel Energy, Inc.
4.700%, 5/15/20	100,000	104,055

		24,001,513

Gas Utilities (0.5%)
Boardwalk Pipelines LP
5.750%, 9/15/19	100,000	104,714
CenterPoint Energy, Inc.
5.950%, 2/1/17	100,000	108,146
Copano Energy LLC/Copano Energy Finance Corp.
7.750%, 6/1/18	1,250,000	1,181,250
Crosstex Energy LP/Crosstex Energy Finance Corp.
8.875%, 2/15/18§	1,100,000	1,098,625
El Paso Natural Gas Co.
8.375%, 6/15/32	100,000	116,999
EQT Corp.
8.125%, 6/1/19	75,000	88,226
Kinder Morgan Energy Partners LP
5.300%, 9/15/20	75,000	77,568
Kinder Morgan Finance Co. ULC
5.350%, 1/5/11	1,700,000	1,708,500
NGPL Pipeco LLC
6.514%, 12/15/12§	2,800,000	2,788,232
ONEOK, Inc.
6.000%, 6/15/35	100,000	94,286
Regency Energy Partners LP/Regency Energy Finance Corp.
9.375%, 6/1/16§	1,200,000	1,272,000
Tennessee Gas Pipeline Co.
7.500%, 4/1/17	200,000	228,239
Texas Eastern Corp.
7.000%, 7/15/32	100,000	118,442
Williams Partners LP
3.800%, 2/15/15§	100,000	100,649
5.250%, 3/15/20§	55,000	56,241
6.300%, 4/15/40§	70,000	70,330

		9,212,447

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)

Independent Power Producers & Energy Traders (0.1%)
NRG Energy, Inc.
8.500%, 6/15/19	$1,000,000	$1,016,250
Tennessee Valley Authority
5.500%, 7/18/17	550,000	640,197
5.250%, 9/15/39	1,025,000	1,133,128

		2,789,575

Multi-Utilities (0.2%)
Alliant Energy Corp.
4.000%, 10/15/14	50,000	51,595
Avista Corp.
5.125%, 4/1/22	55,000	58,605
CenterPoint Energy Resources Corp.
7.875%, 4/1/13	200,000	229,175
Dominion Resources, Inc.
8.875%, 1/15/19	300,000	396,256
5.200%, 8/15/19	80,000	86,737
5.950%, 6/15/35	100,000	105,867
DTE Energy Co.
7.625%, 5/15/14	100,000	116,866
6.350%, 6/1/16	200,000	223,983
National Grid plc
6.300%, 8/1/16	500,000	564,427
NiSource Finance Corp.
10.750%, 3/15/16	500,000	640,768
5.450%, 9/15/20	100,000	102,995
6.125%, 3/1/22	50,000	53,368
Sempra Energy
6.000%, 2/1/13	200,000	217,374
6.500%, 6/1/16	60,000	68,850

		2,916,866

Total Utilities		38,920,401

Total Corporate Bonds		731,968,580

Government Securities (63.3%)
Agency ABS (1.2%)
Federal Farm Credit Bank
1.110%, 6/14/12	100,000	100,508
1.750%, 2/21/13	200,000	202,918
2.550%, 3/16/15	100,000	100,303
Federal Home Loan Bank
1.000%, 12/28/11	1,500,000	1,508,928
1.125%, 3/23/12	500,000	500,797
1.125%, 5/18/12	250,000	251,838
1.750%, 8/22/12	1,500,000	1,529,274
1.850%, 12/21/12	400,000	401,913
1.625%, 3/20/13	300,000	304,363
1.875%, 6/21/13	200,000	203,942
Federal Home Loan Mortgage Corp.
1.250%, 1/19/12	500,000	500,167
1.125%, 4/25/12	100,000	100,779
0.875%, 8/22/12	6,700,000	6,706,599
1.500%, 9/10/12	100,000	100,168
1.125%, 1/14/13	300,000	299,801
2.125%, 10/7/13	75,000	75,536
3.150%, 1/22/15	150,000	150,235
2.875%, 2/9/15	2,350,000	2,448,040
Federal National Mortgage Association
1.000%, 4/4/12	4,400,000	4,423,831

	Principal Amount	Value (Note 1)

1.250%, 6/22/12	$200,000	$201,905
2.000%, 1/15/13	750,000	750,374
1.375%, 7/19/13	300,000	298,454
2.000%, 12/16/13	100,000	100,272
3.125%, 11/10/14	500,000	505,144
2.750%, 12/29/14	300,000	303,452
3.125%, 1/21/15	50,000	50,604
3.000%, 3/9/15	150,000	150,709
4.000%, 1/20/17	350,000	356,421
6.000%, 4/18/36	1,000,000	1,109,066

		23,736,341

Foreign Governments (1.1%)
Canadian Government Bond
2.375%, 9/10/14	300,000	307,910
Export-Import Bank of Korea
8.125%, 1/21/14	1,000,000	1,143,992
4.125%, 9/9/15	150,000	152,299
Federative Republic of Brazil
10.250%, 6/17/13	840,000	1,022,700
5.875%, 1/15/19	750,000	823,125
8.875%, 10/14/19	270,000	353,025
8.875%, 4/15/24	540,000	729,000
10.125%, 5/15/27	120,000	180,000
8.250%, 1/20/34	840,000	1,108,800
5.625%, 1/7/41	125,000	122,813
Province of British Columbia
2.850%, 6/15/15	60,000	61,973
Province of Manitoba
5.000%, 2/15/12	400,000	425,985
Province of Nova Scotia
5.125%, 1/26/17	270,000	307,666
Province of Ontario
4.950%, 6/1/12	420,000	449,529
4.100%, 6/16/14	500,000	537,699
2.950%, 2/5/15	1,000,000	1,025,243
4.950%, 11/28/16	550,000	616,213
4.000%, 10/7/19	200,000	206,510
Province of Quebec
4.875%, 5/5/14	540,000	595,532
4.625%, 5/14/18	540,000	589,840
7.500%, 9/15/29	410,000	562,775
Republic of Hungary
6.250%, 1/29/20	500,000	492,113
Republic of Italy
3.500%, 7/15/11	1,390,000	1,400,093
4.500%, 1/21/15	800,000	806,687
5.250%, 9/20/16	1,130,000	1,175,676
6.875%, 9/27/23	300,000	341,316
Republic of Korea
5.750%, 4/16/14	300,000	327,058
7.125%, 4/16/19	250,000	300,087
Republic of Panama
5.200%, 1/30/20	200,000	208,000
7.125%, 1/29/26	100,000	116,750
8.875%, 9/30/27	100,000	133,250
9.375%, 4/1/29	100,000	138,500
6.700%, 1/26/36	400,000	441,000
Republic of Peru
7.125%, 3/30/19	500,000	591,250
6.550%, 3/14/37	270,000	298,350

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)

Republic of Poland
6.375%, 7/15/19	$600,000	$663,734
Republic of South Africa
6.875%, 5/27/19	150,000	171,562
5.875%, 5/30/22	570,000	599,925
State of Israel
5.125%, 3/1/14	120,000	132,007
5.125%, 3/26/19	300,000	323,641
United Mexican States
6.375%, 1/16/13	270,000	296,055
5.625%, 1/15/17	960,000	1,053,600
5.125%, 1/15/20	750,000	780,000
8.300%, 8/15/31	270,000	364,500
6.050%, 1/11/40	540,000	569,700

		23,047,483

Municipal Bonds (1.2%)
Bay Area Toll Authority California State
6.793%, 4/1/30	100,000	99,822
6.918%, 4/1/40	100,000	99,865
6.263%, 4/1/49	150,000	157,704
7.043%, 4/1/50	100,000	100,985
Central Puget Sound Washington Regional Transportation Authority
5.491%, 11/1/39	100,000	104,866
City & County of Denver, Colorado
5.650%, 8/1/30	100,000	101,198
City of Chicago, Illinois
6.845%, 1/1/38	85,000	89,299
6.395%, 1/1/40	70,000	74,684
City of New York, New York
6.246%, 6/1/35	1,200,000	1,209,816
City of San Antonio, Texas
5.985%, 2/1/39	50,000	54,690
Clark County, Nevada Airport
6.881%, 7/1/42	100,000	104,747
Indianapolis, Indiana Local Public Improvement
5.854%, 1/15/30	1,500,000	1,583,760
Los Angeles, California Unified School District
5.755%, 7/1/29	50,000	49,426
5.750%, 7/1/34	100,000	97,921
6.758%, 7/1/34	135,000	147,987
Metro Wastewater Reclamation District, Class B
4.718%, 4/1/19	1,000,000	1,048,430
Metropolitan Government of Nashville & Davidson County Convention Center Authority
6.731%, 7/1/43	100,000	105,599
Metropolitan Transportation Authority
6.548%, 11/15/31	100,000	106,609
6.648%, 11/15/39	100,000	106,659
6.668%, 11/15/39	40,000	43,995
Metropolitan Washington Airports Authority
7.462%, 10/1/46	155,000	169,021
Municipal Electric Authority of Georgia
6.637%, 4/1/57	50,000	48,422
7.055%, 4/1/57	100,000	98,182
New Jersey Economic Development Authority
7.425%, 2/15/29	250,000	279,500
New Jersey State Turnpike Authority
7.414%, 1/1/40	1,000,000	1,218,100
New Jersey Transportation Trust Fund Authority
6.875%, 12/15/39	1,000,000	1,054,580
6.561%, 12/15/40	50,000	54,520

	Principal Amount	Value (Note 1)

New York City Municipal Water Finance Authority
5.724%, 6/15/42	$125,000	$128,487
6.011%, 6/15/42	35,000	37,134
New York City Transitional Finance Authority
5.267%, 5/1/27	1,000,000	1,005,260
New York State Dormitory Authority
5.500%, 3/15/30	100,000	100,327
5.600%, 3/15/40	100,000	100,572
New York State Urban Development Corp.
5.770%, 3/15/39	30,000	30,518
North Texas Tollway Authority, Class B
6.718%, 1/1/49	144,000	155,696
Northern California Power Agency, Class B
7.311%, 6/1/40	1,000,000	1,031,070
Seminole County Florida Water & Sewer
6.443%, 10/1/40	800,000	837,144
State of California
7.550%, 4/1/39	3,495,000	3,750,310
7.350%, 11/1/39	100,000	104,864
State of Georgia
4.503%, 11/1/25	50,000	51,610
State of Illinois
2.766%, 1/1/12	100,000	100,226
3.321%, 1/1/13	100,000	99,365
4.071%, 1/1/14	100,000	98,534
4.421%, 1/1/15	100,000	99,341
5.100%, 6/1/33	1,000,000	779,580
State of Illinois Toll Highway Authority, Class A
5.293%, 1/1/24	3,000,000	2,999,610
State of Massachusetts
4.910%, 5/1/29	100,000	97,022
5.456%, 12/1/39	100,000	104,801
State of New York
5.206%, 10/1/31	100,000	93,331
State of Utah
4.554%, 7/1/24	90,000	94,777
State of Washington
5.481%, 8/1/39	100,000	104,361
University of Texas, Class B
6.276%, 8/15/41	2,900,000	3,050,075

		23,464,402

Supranational (1.0%)
African Development Bank
3.000%, 5/27/14	500,000	521,719
Asian Development Bank
2.750%, 5/21/14	500,000	518,496
4.250%, 10/20/14	540,000	592,532
Corp. Andina de Fomento
8.125%, 6/4/19	325,000	399,318
Eksportfinans A/S
1.875%, 4/2/13	1,000,000	1,008,190
European Investment Bank
3.125%, 7/15/11	1,960,000	2,008,702
1.750%, 9/14/12	500,000	505,692
1.625%, 3/15/13	500,000	503,117
4.250%, 7/15/13	1,390,000	1,498,858
3.000%, 4/8/14	1,000,000	1,038,270
3.125%, 6/4/14	750,000	781,639
2.875%, 1/15/15	500,000	513,046
2.750%, 3/23/15	500,000	509,202
4.875%, 1/17/17	550,000	613,436

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)

Export Development Canada
2.375%, 3/19/12	$1,000,000	$1,024,160
Inter-American Development Bank
4.375%, 9/20/12	550,000	588,998
3.000%, 4/22/14	500,000	522,863
5.125%, 9/13/16	280,000	320,471
3.875%, 2/14/20	1,000,000	1,055,560
International Bank for Reconstruction & Development
2.000%, 4/2/12	500,000	510,265
5.000%, 4/1/16	550,000	627,025
4.750%, 2/15/35	130,000	140,065
International Finance Corp.
3.000%, 4/22/14	750,000	791,677
Kommunalbanken A/S
3.375%, 11/15/11	2,000,000	2,062,662
Korea Development Bank
8.000%, 1/23/14	500,000	569,151
4.375%, 8/10/15	115,000	117,258
Nordic Investment Bank
3.625%, 6/17/13	550,000	585,735
2.625%, 10/6/14	100,000	102,788

		20,030,895

U.S. Government Agencies (28.1%)
Federal Farm Credit Bank
3.875%, 8/25/11	20,000	20,773
1.125%, 10/3/11	400,000	402,534
1.875%, 12/7/12	200,000	204,301
Federal Home Loan Bank
1.625%, 7/27/11	2,500,000	2,530,022
5.375%, 8/19/11	1,960,000	2,064,429
3.625%, 9/16/11	1,000,000	1,038,465
2.250%, 4/13/12	1,000,000	1,027,456
1.875%, 6/20/12	250,000	255,433
1.875%, 11/19/12	500,000	502,699
1.625%, 11/21/12	350,000	355,747
3.625%, 5/29/13	1,000,000	1,071,051
5.125%, 8/14/13	1,110,000	1,241,646
4.000%, 9/6/13	1,400,000	1,514,828
2.500%, 10/15/13	500,000	502,591
3.625%, 10/18/13	1,000,000	1,071,140
5.500%, 8/13/14	1,120,000	1,291,077
4.750%, 12/16/16	500,000	562,308
5.000%, 11/17/17	1,690,000	1,928,523
5.500%, 7/15/36	270,000	306,656
Federal Home Loan Mortgage Corp.
1.125%, 12/15/11	300,000	302,369
2.350%, 3/2/12	500,000	501,399
2.000%, 4/27/12	350,000	353,919
1.750%, 6/15/12	1,800,000	1,835,325
4.500%, 7/15/13	2,800,000	3,080,056
2.500%, 1/7/14	1,690,000	1,752,314
2.500%, 4/23/14	6,000,000	6,212,196
5.000%, 7/15/14	1,680,000	1,892,868
3.000%, 12/30/14	100,000	101,338
5.000%, 4/18/17	300,000	342,571
5.125%, 11/17/17	800,000	921,682
4.875%, 6/13/18	4,300,000	4,866,972
4.250%, 12/12/18	250,000	259,223
5.000%, 7/1/19	2,562,099	2,748,816
5.000%, 2/1/22	3,456,721	3,709,715
5.500%, 5/1/22	3,101,421	3,349,656

	Principal Amount	Value (Note 1)

5.500%, 4/1/23	$1,975,109	$2,132,577
4.500%, 2/1/24	4,409,775	4,657,135
4.000%, 7/1/24	2,759,420	2,872,384
4.500%, 8/1/24	937,191	990,347
4.500%, 9/1/24	384,580	405,912
4.500%, 11/1/24	1,991,455	2,101,296
4.000%, 2/1/25	980,254	1,019,771
4.000%, 4/1/25	991,182	1,031,294
6.500%, 5/1/26	686,865	753,539
6.500%, 8/1/26	1,252,998	1,374,627
6.500%, 9/1/27	993,925	1,090,405
6.750%, 3/15/31	550,000	728,012
6.250%, 7/15/32	280,000	354,455
5.000%, 6/1/34	2,625,871	2,787,014
5.000%, 12/1/34	15,540,648	16,494,334
6.000%, 3/1/36	694,226	756,381
6.000%, 8/1/36	1,481,575	1,612,371
5.500%, 10/1/36	648,036	695,803
6.000%, 10/1/36	694,992	755,478
5.500%, 5/1/37	701,315	752,680
6.000%, 6/1/37	178,718	194,076
6.500%, 11/1/37	2,985,862	3,271,619
5.500%, 12/1/37	733,761	787,504
5.500%, 1/1/38	1,254,514	1,347,182
5.500%, 2/1/38	14,166,206	15,203,770
5.500%, 3/1/38	891,603	956,906
6.000%, 3/1/38	33,053	35,863
6.500%, 5/1/38	401,282	439,686
5.500%, 6/1/38	2,923,501	3,137,625
6.000%, 6/1/38	263,624	285,991
6.000%, 7/1/38	144,656	156,929
6.000%, 8/1/38	496,145	538,240
5.500%, 9/1/38	1,634,797	1,754,948
6.000%, 9/1/38	513,289	556,874
6.000%, 10/1/38	143,085	155,224
5.500%, 11/1/38	446,303	478,992
5.500%, 12/1/38	2,544,625	2,732,589
6.000%, 12/1/38	957,295	1,038,516
6.000%, 2/1/39	5,790,076	6,281,328
5.000%, 3/1/39	5,925,101	6,277,598
6.000%, 3/1/39	2,425,032	2,630,781
4.500%, 4/1/39	4,742,500	4,919,418
4.000%, 5/1/39	959,623	972,443
4.000%, 6/1/39	2,917,588	2,956,566
4.500%, 6/1/39	1,941,533	2,013,961
4.000%, 7/1/39	1,963,217	1,989,444
4.500%, 7/1/39	5,741,891	5,956,091
5.000%, 7/1/39	4,769,213	5,049,963
4.500%, 8/1/39	2,918,123	3,038,837
5.000%, 9/1/39	1,972,725	2,089,162
4.000%, 11/1/39	207,755	210,530
4.500%, 1/1/40	2,485,705	2,579,598
4.500%, 2/1/40	3,451,968	3,580,203
5.500%, 3/1/40	971,891	1,043,075
4.000%, 4/1/40	1,287,092	1,304,286
4.000%, 7/15/25 TBA	1,750,000	1,816,582
6.000%, 5/15/40 TBA	2,000,000	2,171,124
6.000%, 7/15/40 TBA	2,000,000	2,170,469
Federal National Mortgage Association
1.000%, 11/23/11	390,000	392,425
5.000%, 2/16/12	730,000	780,813
1.750%, 8/10/12	1,200,000	1,223,392

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)

2.000%, 9/28/12	$300,000	$301,022
1.875%, 10/29/12	250,000	250,904
1.750%, 12/28/12	100,000	100,832
2.170%, 3/21/13	500,000	501,596
1.500%, 7/19/13	300,000	299,172
4.625%, 10/15/13	3,460,000	3,824,611
3.000%, 9/15/14	500,000	502,756
3.000%, 9/16/14	1,000,000	1,049,401
3.000%, 10/29/14	800,000	806,592
2.625%, 11/20/14	400,000	413,405
4.375%, 10/15/15	500,000	552,998
5.000%, 2/13/17	2,810,000	3,193,863
5.000%, 5/11/17	1,390,000	1,585,859
5.375%, 6/12/17	2,000,000	2,330,346
4.500%, 3/1/23	6,803,560	7,247,651
5.000%, 6/1/23	2,282,439	2,436,504
5.500%, 7/1/23	34,406	37,175
6.000%, 7/1/23	4,044,611	4,398,672
5.500%, 8/1/23	37,800	40,841
5.500%, 11/1/23	697,418	753,539
5.000%, 4/1/24	3,360,752	3,587,602
4.500%, 5/1/24	1,379,023	1,457,401
5.000%, 5/20/24	200,000	200,151
4.000%, 7/1/24	2,882,775	3,003,041
4.500%, 1/1/25	4,894,436	5,168,027
4.000%, 3/1/25	6,965,822	7,253,307
6.250%, 5/15/29	850,000	1,051,707
7.125%, 1/15/30	550,000	748,614
6.625%, 11/15/30	500,000	650,228
6.000%, 11/1/32	3,630,494	3,992,976
5.000%, 6/1/33	13,808,748	14,677,727
6.000%, 10/1/33	4,784,728	5,256,473
5.500%, 7/1/34	955,166	1,027,773
5.500%, 11/1/34	10,844,905	11,662,509
5.000%, 7/1/35	1,724,693	1,829,724
5.500%, 10/1/35	1,236,846	1,329,320
5.500%, 11/1/35	11,141,619	11,972,888
5.000%, 5/1/36	11,399,267	12,079,215
6.000%, 9/1/36	9,154,905	9,960,251
6.500%, 9/1/36	5,014,413	5,507,040
5.500%, 12/1/36	13,584,384	14,587,293
6.500%, 12/1/36	4,836,912	5,328,727
5.626%, 7/1/37(l)	4,738,340	4,984,625
6.000%, 7/1/37	4,108,352	4,469,117
5.541%, 8/1/37(l)	6,301,349	6,712,909
6.000%, 8/1/37	4,002,143	4,349,204
6.000%, 10/1/37	3,544,850	3,845,609
6.500%, 11/1/37	2,022,007	2,213,703
6.000%, 12/1/37	35,616	38,638
5.500%, 2/1/38	1,782,117	1,915,079
5.500%, 7/1/38	6,597,513	7,082,533
4.500%, 1/1/39	27,424	28,472
5.082%, 2/1/39(l)	7,447,144	7,933,540
4.500%, 3/1/39	3,499,790	3,633,630
4.500%, 4/1/39	7,034,292	7,302,554
4.500%, 5/1/39	2,863,306	2,975,042
4.000%, 6/1/39	2,420,632	2,454,861
4.000%, 7/1/39	164,700	167,029
4.500%, 7/1/39	6,831,515	7,095,969
4.000%, 8/1/39	3,159,828	3,204,510
5.000%, 8/1/39	1,947,398	2,062,949
4.000%, 9/1/39	4,492,231	4,555,753

	Principal Amount	Value (Note 1)

4.500%, 9/1/39	$4,838,329	$5,024,113
4.500%, 12/1/39	17,804,567	18,477,106
5.000%, 12/1/39	4,917,366	5,209,142
4.500%, 1/1/40	1,958,217	2,036,469
5.000%, 1/1/40	5,021,212	5,331,703
4.500%, 2/1/40	8,927,509	9,278,402
4.500%, 3/1/40	5,987,492	6,226,757
Government National Mortgage Association
6.500%, 5/15/31	6,086	6,813
6.500%, 9/15/36	8,019	8,851
6.500%, 10/15/37	1,581,455	1,738,551
6.500%, 8/15/38	235,691	259,107
6.000%, 9/15/38	2,702,079	2,946,533
6.500%, 9/15/38	282,957	310,711
6.000%, 10/15/38	4,205,558	4,586,030
6.500%, 10/15/38	628,849	693,598
6.000%, 11/15/38	302,737	330,125
5.500%, 12/15/38	2,537,157	2,743,797
6.000%, 12/15/38	620,932	677,585
5.500%, 1/15/39	2,109,039	2,280,810
6.000%, 1/15/39	772,506	842,449
6.000%, 2/15/39	42,490	46,334
4.500%, 4/15/39	1,219,450	1,272,943
4.000%, 6/15/39	123,474	125,755
4.500%, 6/15/39	5,836,560	6,092,594
5.000%, 6/15/39	3,819,830	4,078,141
4.000%, 7/15/39	863,696	879,654
5.500%, 7/15/39	283,687	306,792
5.000%, 8/15/39	4,898,435	5,233,862
4.500%, 9/15/39	1,906,025	1,989,637
5.000%, 9/15/39	5,126,776	5,473,233
5.500%, 10/15/39	8,147,908	8,811,517
4.500%, 12/15/39	1,479,982	1,545,367
6.000%, 12/15/39	1,952,898	2,130,185
4.500%, 1/15/40	3,966,833	4,140,847
5.000%, 1/15/40	4,957,386	5,296,851
4.500%, 2/15/40	6,538,814	6,827,697
5.000%, 2/15/40	4,979,681	5,320,672
5.000%, 4/15/40	1,497,851	1,599,014
4.000%, 5/15/40	32,507	33,108
4.500%, 5/15/40	2,496,372	2,607,129
4.000%, 6/15/40	717,493	730,750
5.500%, 7/15/40 TBA	3,000,000	3,241,407

		554,786,136

U.S. Treasuries (30.7%)
U.S. Treasury Bonds
11.250%, 2/15/15	3,930,000	5,609,769
9.250%, 2/15/16	840,000	1,163,991
7.250%, 5/15/16	2,780,000	3,570,996
8.750%, 5/15/17	1,680,000	2,364,338
9.125%, 5/15/18	840,000	1,239,262
8.875%, 2/15/19	1,200,000	1,768,500
8.125%, 8/15/19	1,980,000	2,820,882
3.625%, 2/15/20	10,900,000	11,516,526
8.750%, 8/15/20	2,880,000	4,317,751
7.875%, 2/15/21	840,000	1,202,381
8.125%, 8/15/21	840,000	1,228,762
8.000%, 11/15/21	2,000,000	2,908,750
7.125%, 2/15/23	840,000	1,163,006
6.250%, 8/15/23	1,000,000	1,296,250
6.000%, 2/15/26	1,000,000	1,288,594

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)

6.750%, 8/15/26	$2,240,000	$3,109,749
6.625%, 2/15/27	1,550,000	2,133,671
6.125%, 11/15/27	2,100,000	2,764,125
5.500%, 8/15/28	2,300,000	2,843,375
5.250%, 11/15/28	1,800,000	2,166,469
5.250%, 2/15/29	2,450,000	2,948,423
6.125%, 8/15/29	2,050,000	2,723,298
6.250%, 5/15/30	1,840,000	2,488,600
5.375%, 2/15/31	3,300,000	4,060,030
4.500%, 2/15/36	2,630,000	2,905,329
4.750%, 2/15/37	1,120,000	1,285,900
5.000%, 5/15/37	500,000	595,938
4.375%, 2/15/38	1,940,000	2,097,625
4.500%, 5/15/38	1,130,000	1,246,355
3.500%, 2/15/39	2,050,000	1,904,257
4.250%, 5/15/39	2,700,000	2,854,829
4.500%, 8/15/39	4,350,000	4,791,116
4.375%, 11/15/39	4,100,000	4,426,077
4.625%, 2/15/40	4,600,000	5,170,685
4.375%, 5/15/40	3,400,000	3,677,304
U.S. Treasury Notes
1.000%, 7/31/11	8,500,000	8,553,125
4.875%, 7/31/11	3,500,000	3,668,301
5.000%, 8/15/11	3,480,000	3,659,846
1.000%, 8/31/11	3,000,000	3,019,452
1.000%, 9/30/11	2,000,000	2,013,750
4.500%, 9/30/11	5,040,000	5,297,121
1.000%, 10/31/11	3,000,000	3,020,976
0.750%, 11/30/11	4,000,000	4,015,000
4.500%, 11/30/11	1,390,000	1,469,708
1.125%, 12/15/11	3,000,000	3,028,593
1.000%, 12/31/11	3,500,000	3,525,568
4.625%, 12/31/11	2,800,000	2,974,563
1.125%, 1/15/12	2,000,000	2,018,984
0.875%, 1/31/12	4,000,000	4,021,248
1.375%, 2/15/12	1,000,000	1,013,672
4.875%, 2/15/12	2,800,000	2,999,718
0.875%, 2/29/12	4,000,000	4,021,400
1.375%, 3/15/12	3,000,000	3,043,476
1.000%, 3/31/12	4,500,000	4,534,110
4.500%, 3/31/12	2,820,000	3,016,850
1.375%, 4/15/12	4,000,000	4,060,156
1.000%, 4/30/12	8,000,000	8,060,000
1.375%, 5/15/12	3,000,000	3,044,064
0.750%, 5/31/12	4,000,000	4,011,560
1.875%, 6/15/12	2,000,000	2,049,376
1.500%, 7/15/12	2,500,000	2,545,508
4.625%, 7/31/12	550,000	595,891
1.750%, 8/15/12	3,000,000	3,069,609
4.375%, 8/15/12	2,000,000	2,160,156
1.375%, 9/15/12	4,000,000	4,060,936
1.375%, 10/15/12	3,000,000	3,044,532
1.375%, 11/15/12	2,000,000	2,028,594
4.000%, 11/15/12	2,800,000	3,015,905
1.125%, 12/15/12	3,200,000	3,226,250
3.625%, 12/31/12	1,500,000	1,608,633
1.375%, 1/15/13	3,500,000	3,547,033
2.875%, 1/31/13	1,500,000	1,580,157
1.375%, 2/15/13	2,500,000	2,532,813
3.875%, 2/15/13	2,500,000	2,700,585

	Principal Amount	Value (Note 1)

2.750%, 2/28/13	$3,480,000	$3,655,086
1.375%, 3/15/13	3,000,000	3,038,910
1.750%, 4/15/13	4,000,000	4,090,920
1.375%, 5/15/13	3,000,000	3,036,570
3.500%, 5/31/13	1,680,000	1,805,343
3.375%, 7/31/13	2,520,000	2,701,914
3.125%, 8/31/13	3,000,000	3,193,125
3.125%, 9/30/13	3,650,000	3,886,111
2.750%, 10/31/13	2,520,000	2,652,103
2.000%, 11/30/13	5,050,000	5,184,138
1.500%, 12/31/13	2,940,000	2,964,808
1.750%, 1/31/14	8,090,000	8,220,200
4.000%, 2/15/14	2,000,000	2,192,968
1.875%, 2/28/14	3,500,000	3,566,717
1.750%, 3/31/14	3,000,000	3,041,484
1.875%, 4/30/14	3,000,000	3,054,141
4.750%, 5/15/14	19,000,000	21,434,375
2.250%, 5/31/14	2,000,000	2,063,594
2.625%, 6/30/14	2,000,000	2,090,782
2.625%, 7/31/14	2,700,000	2,821,289
4.250%, 8/15/14	2,230,000	2,478,609
2.375%, 8/31/14	4,800,000	4,962,374
2.375%, 9/30/14	4,000,000	4,131,564
2.375%, 10/31/14#	23,000,000	23,729,537
4.250%, 11/15/14	2,700,000	3,006,914
2.125%, 11/30/14	3,500,000	3,574,375
2.625%, 12/31/14#	10,600,000	11,040,557
2.250%, 1/31/15	5,500,000	5,637,071
4.000%, 2/15/15	2,410,000	2,659,850
2.375%, 2/28/15	4,300,000	4,431,709
2.500%, 3/31/15	3,500,000	3,626,875
2.500%, 4/30/15	4,000,000	4,142,188
4.125%, 5/15/15	2,000,000	2,222,032
2.125%, 5/31/15	51,100,000	51,978,409
4.250%, 8/15/15	2,790,000	3,119,786
4.500%, 11/15/15	1,000,000	1,135,312
4.500%, 2/15/16	2,000,000	2,263,594
2.625%, 2/29/16	1,000,000	1,028,828
2.375%, 3/31/16	1,000,000	1,014,766
2.625%, 4/30/16	1,500,000	1,541,250
5.125%, 5/15/16	1,500,000	1,750,430
3.250%, 5/31/16	3,000,000	3,186,564
3.250%, 6/30/16	1,500,000	1,590,820
3.250%, 7/31/16	1,000,000	1,060,078
4.875%, 8/15/16	1,380,000	1,597,350
3.000%, 8/31/16	3,000,000	3,130,782
3.000%, 9/30/16	1,000,000	1,042,734
3.125%, 10/31/16	2,400,000	2,517,562
2.750%, 11/30/16	2,500,000	2,563,085
3.250%, 12/31/16	1,500,000	1,581,093
3.125%, 1/31/17	2,000,000	2,091,718
4.625%, 2/15/17	1,380,000	1,576,542
3.000%, 2/28/17	2,300,000	2,387,687
3.250%, 3/31/17	2,400,000	2,529,000
3.125%, 4/30/17	16,900,000	17,665,773
2.750%, 5/31/17	3,000,000	3,063,282
4.750%, 8/15/17	2,370,000	2,740,128
4.250%, 11/15/17	2,790,000	3,134,172
3.500%, 2/15/18	3,180,000	3,399,369
3.875%, 5/15/18	2,200,000	2,404,532
4.000%, 8/15/18	2,670,000	2,936,792
3.750%, 11/15/18	5,110,000	5,506,025
2.750%, 2/15/19	3,800,000	3,785,750

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)

3.125%, 5/15/19	$3,000,000	$3,062,577
3.625%, 8/15/19#	49,000,000	51,813,678
3.375%, 11/15/19	11,700,000	12,117,725
3.500%, 5/15/20	16,300,000	17,058,928

		605,224,486

Total Government Securities		1,250,289,743

Total Long-Term Debt Securities (104.0%) (Cost $2,003,212,833)		$2,053,242,037

SHORT-TERM INVESTMENTS:
Government Securities (0.4%)
U.S. Treasury Bills
0.00%, 7/1/10 (p)	900,000	900,000
0.09%, 7/15/10 (p)	1,900,000	1,899,926
0.13%, 7/22/10 #(p)	4,800,000	4,799,631

Total Government Securities		7,599,557

Time Deposit (1.7%)
JPMorgan Chase Nassau 0.000%, 7/1/10	34,097,594	34,097,594

Total Short-Term Investments (2.1%) (Cost/Amortized Cost $41,697,326)		41,697,151

Total Investments Before Options Written (106.1%) (Cost/Amortized Cost $2,044,910,159)		2,094,939,188

	Number of Contracts	Value (Note 1)
OPTIONS WRITTEN:
Call Option Written (0.0%)
10 Year U.S. Treasury Notes August 2010 @ $122.00*	(219)	$(362,719)

		(362,719)

Put Options Written (0.0%)
10 Year U.S. Treasury Notes September 2010 @ $114.00*	(219)	(10,266)
EURO-BOBL September 2010 @ $97.38*	(278)	(1,737)

		(12,003)

Total Options Written (0.0%)
(Premiums Received $286,976)		(374,722)

Total Investments after Options Written (106.1%)
(Cost/Amortized Cost $2,044,623,183)		2,094,564,466
Other Assets Less Liabilities (-6.1%)		(121,312,846)

Net Assets (100%)		$1,973,251,620

*	Non-income producing.
†	Securities (totaling $4,494,954 or 0.2% of net assets) at fair value by management.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2010, the market value of these securities amounted to $223,506,702 or 11.3% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $660,712.
(b)	Illiquid Security.
(e)	Step Bond—Coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2010. Maturity date disclosed is the ultimate maturity date.
(h)	Security in default.
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2010.
(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.
(p)	Yield to maturity.

Glossary:

AUD	— Australian Dollar
DKK	— Denmark Krone
EUR	— European Currency Unit
PIK	— Payment-in Kind Security
TBA	— Security is subject to delayed delivery.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

At June 30, 2010, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Brazilian Real vs. U.S. Dollar, expiring 8/3/10	Goldman Sachs & Co.	4,107	$2,259,674	$2,255,369	$4,305
Chinese Renminbi vs. U.S. Dollar, expiring 11/17/10	HSBC Bank plc	6,877	1,017,651	1,033,000	(15,349)
Chinese Renminbi vs. U.S. Dollar, expiring 4/7/11	HSBC Bank plc	18,522	2,760,979	2,800,000	(39,021)
European Union Euro vs. U.S. Dollar, expiring 7/15/10	JPMorgan Chase Bank	250	305,724	340,525	(34,801)
European Union Euro vs. U.S. Dollar, expiring 7/15/10	JPMorgan Chase Bank	1,010	1,235,122	1,377,640	(142,518)
European Union Euro vs. U.S. Dollar, expiring 7/26/10	Royal Bank of Canada	3,489	4,266,803	4,365,437	(98,634)
European Union Euro vs. U.S. Dollar, expiring 8/24/10	Citibank N.A.	3,783	4,627,000	4,670,265	(43,265)
European Union Euro vs. U.S. Dollar, expiring 4/18/11	JPMorgan Chase Bank	1,477	1,809,038	1,880,812	(71,774)
Korean Won vs. U.S. Dollar, expiring 11/12/10	Citibank N.A.	70,068	57,160	60,000	(2,840)
Korean Won vs. U.S. Dollar, expiring 11/12/10	Citibank N.A.	140,112	114,300	120,000	(5,700)
Korean Won vs. U.S. Dollar, expiring 11/12/10	Goldman Sachs & Co.	70,380	57,414	60,000	(2,586)
Korean Won vs. U.S. Dollar, expiring 11/12/10	Citibank N.A.	139,428	113,742	120,000	(6,258)
Korean Won vs. U.S. Dollar, expiring 11/12/10	Bank of America	226,687	184,926	191,986	(7,060)
Korean Won vs. U.S. Dollar, expiring 11/12/10	Barclays Bank plc	117,820	96,115	100,000	(3,885)
Korean Won vs. U.S. Dollar, expiring 11/12/10	Barclays Bank plc	117,640	95,968	100,000	(4,032)
Korean Won vs. U.S. Dollar, expiring 11/12/10	Morgan Stanley & Co., Inc.	276,264	225,370	240,000	(14,630)
Korean Won vs. U.S. Dollar, expiring 11/12/10	JPMorgan Chase Bank	263,523	214,976	230,000	(15,024)
Korean Won vs. U.S. Dollar, expiring 11/12/10	JPMorgan Chase Bank	113,350	92,468	100,000	(7,532)
Korean Won vs. U.S. Dollar, expiring 11/12/10	Citibank N.A.	69,540	56,729	60,000	(3,271)
Korean Won vs. U.S. Dollar, expiring 11/12/10	Citibank N.A.	140,310	114,462	120,000	(5,538)
Korean Won vs. U.S. Dollar, expiring 11/12/10	JPMorgan Chase Bank	152,081	124,064	130,000	(5,936)
Korean Won vs. U.S. Dollar, expiring 11/12/10	Goldman Sachs & Co.	138,564	113,037	120,000	(6,963)
Mexican Peso vs. U.S. Dollar, expiring 9/24/10	HSBC Bank plc	22,929	1,756,790	1,779,025	(22,235)
Singapore Dollar vs. U.S. Dollar, expiring 9/16/10	Goldman Sachs & Co.	1,564	1,118,326	1,115,172	3,154
Singapore Dollar vs. U.S. Dollar, expiring 9/16/10	Barclays Bank plc	1,833	1,310,322	1,307,073	3,249

					$(548,144)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 7/30/10	JPMorgan Chase Bank	1,918	$1,664,824	$1,609,106	$55,718
Brazilian Real vs. U.S. Dollar, expiring 8/3/10	Royal Bank of Canada	4,113	2,270,000	2,263,279	6,721
British Pound vs. U.S. Dollar, expiring 9/23/10	Bank of America	448	663,950	669,357	(5,407)
Danish Krone vs. U.S. Dollar, expiring 1/4/11	Citibank N.A.	11,345	2,026,291	1,863,891	162,400
European Union Euro vs. U.S. Dollar, expiring 7/15/10	JPMorgan Chase Bank	595	804,441	727,622	76,819
European Union Euro vs. U.S. Dollar, expiring 7/15/10	JPMorgan Chase Bank	2,490	3,642,434	3,045,004	597,430
European Union Euro vs. U.S. Dollar, expiring 7/26/10	Credit Suisse First Boston	8,719	11,684,637	10,662,727	1,021,910
European Union Euro vs. U.S. Dollar, expiring 4/18/11	JPMorgan Chase Bank	2,005	2,730,208	2,455,735	274,473
European Union Euro vs. U.S. Dollar, expiring 4/18/11	JPMorgan Chase Bank	2,510	3,302,909	3,074,262	228,647

					$2,418,711

					$1,870,567

Options Written:

Options written through the period ended June 30, 2010 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding—January 1, 2010	—	$—
Options Written	716	286,976
Options Terminated in Closing Purchase Transactions	—	—
Options Expired	—	—
Options Exercised	—	—

Options Outstanding—June 30, 2010	716	286,976

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets For Identical Securities	Level 2 Significant Other Observable Inputs (Including Quoted Prices for Similar Securities, Interest Rates, Prepayment Speeds, Credit Risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s Own Assumptions in Determining the Fair Value of Investments)	Total
Assets:
Asset-Backed and Mortgage-Backed Securities
Asset-Backed Securities	$—	$10,610,206	$941,913	$11,552,119
Non-Agency CMO	—	54,159,578	2,897,457	57,057,035
Convertible Bonds
Financials	—	2,374,560	—	2,374,560
Corporate Bonds
Consumer Discretionary	—	66,855,410	—	66,855,410
Consumer Staples	—	45,347,482	—	45,347,482
Energy	—	55,766,268	—	55,766,268
Financials	—	307,159,154	—	307,159,154
Health Care	—	44,792,601	1,664,333	46,456,934
Industrials	—	50,934,708	—	50,934,708
Information Technology	—	16,126,261	—	16,126,261
Materials	—	51,537,743	—	51,537,743
Telecommunication Services	—	52,864,219	—	52,864,219
Utilities	—	38,920,401	—	38,920,401
Forward Currency Contracts	—	2,434,826	—	2,434,826
Government Securities
Agency ABS	—	23,736,341	—	23,736,341
Foreign Governments	—	23,047,483	—	23,047,483
Municipal Bonds	—	23,464,402	—	23,464,402
Supranational	—	20,030,895	—	20,030,895
U.S. Government Agencies	—	554,786,136	—	554,786,136
U.S. Treasuries	—	605,224,486	—	605,224,486
Short-Term Investments	—	41,697,151	—	41,697,151

Total Assets	$—	$2,091,870,311	$5,503,703	$2,097,374,014

Liabilities:
Forward Currency Contracts	$—	$(564,259)	$—	$(564,259)
Options Written
Call Options Written	(362,719)	—	—	(362,719)
Put Options Written	(12,003)	—	—	(12,003)

Total Liabilities	$(374,722)	$(564,259)	$—	$(938,981)

Total	$(374,722)	$2,091,306,052	$5,503,703	$2,096,435,033

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities- Asset-Backed Securities	Investments in Securities- Consumer Discretionary
Balance as of 12/31/09	$857,606	$—
Total gains or losses (realized/unrealized) included in earnings	203,874	(90,000)
Purchases, sales, issuances, and settlements (net)	2,777,890	—
Transfers into Level 3	—	90,000
Transfers out of Level 3	—	—
Balance as of 6/30/10	$3,839,370	$—
The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 6/30/10.	$203,874	$(90,000)

	Investments in Securities-Financials	Investments in Securities-Health Care
Balance as of 12/31/09	$2,017,005	$2,540,465
Total gains or losses (realized/unrealized) included in earnings	—	269,775
Purchases, sales, issuances, and settlements (net)	—	(1,145,907)
Transfers into Level 3	—	—
Transfers out of Level 3	(2,017,005)	—
Balance as of 6/30/10	$—	$1,664,333
The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 6/30/10.	$—	$40,593

Fair Values of Derivative Instruments as of June 30, 2010:

Statement of Assets and Liabilities

Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	2,434,826
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	—	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$2,434,826

	Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$(374,722	)*
Foreign exchange contracts	Payables	(564,259)
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$(938,981)

* Includes cumulative appreciation/depreciation of futures contracts as reported in Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

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MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2010:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$695	$224,631	$—	$—	$225,326
Foreign exchange contracts	—	—	(228,570)	—	(228,570)
Credit contracts	—	—	—	—	—
Equity contracts	—	—	—	—	—
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$695	$224,631	$(228,570)	$—	$(3,244)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$(87,746)	$(164,987)	$—	$—	$(252,733)
Foreign exchange contracts	—	—	1,818,858	—	1,818,858
Credit contracts	—	—	—	—	—
Equity contracts	—	—	—	—	—
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$(87,746)	$(164,987)	$1,818,858	$—	$1,566,125

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $31,947,000, and futures and written options contracts with an average notional balance of approximately $54,352,000 and $202,000 during the six months ended June 30, 2010.

^ This Portfolio held futures contracts to gain an economic hedge against changes in the values of securities held in the Portfolio, that do not qualify for hedge accounting under ASC 815 and also to gain or reduce exposure to the financial markets. The Portfolio held forward foreign currency and written option contracts to gain or reduce exposure to the financial markets.

Investment security transactions for the six months ended June 30, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$1,106,104,244
Long-term U.S. Treasury securities	2,373,961,986

$3,480,066,230

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$981,858,080
Long-term U.S. Treasury securities	2,150,598,378

$3,132,456,458

As of June 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$74,972,014
Aggregate gross unrealized depreciation	(27,213,914)

Net unrealized appreciation	$47,758,100

Federal income tax cost of investments	$2,047,181,088

The Portfolio has a net capital loss carryforward of $703,070,505 of which $91,978,211 expires in the year 2010, $11,568,090 expires in the year 2014, $80,510,058 expires in the year 2016, and $519,014,146 expires in the year 2017.

See Notes to Financial Statements.

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MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2010 (Unaudited)

ASSETS
Investments at value (Cost $2,044,910,159)	$2,094,939,188
Foreign cash (Cost $248,990)	243,433
Cash held as collateral for forward commitments	1,449,187
Dividends, interest and other receivables	19,007,919
Receivable for securities sold	7,788,020
Receivable for forward commitments.	4,350,066
Unrealized appreciation of forward foreign currency contracts	2,434,826
Receivable from Separate Accounts for Trust shares sold	986,821
Other assets	12,535

Total assets	2,131,211,995

LIABILITIES
Overdraft payable	4,351,120
Payable for securities purchased	135,285,681
Payable for forward commitments	11,563,786
Payable to Separate Accounts for Trust shares redeemed	2,916,457
Payable for return of cash collateral on forward commitments	1,449,187
Investment management fees payable.	842,030
Unrealized depreciation of forward foreign currency contracts	564,259
Options written, at value (Premiums received $286,976)	374,722
Administrative fees payable	252,320
Distribution fees payable - Class B	147,015
Trustees’ fees payable	27,565
Accrued expenses	186,233

Total liabilities	157,960,375

NET ASSETS	$1,973,251,620

Net assets were comprised of:
Paid in capital	$2,582,922,780
Accumulated undistributed net investment income (loss)	28,446,061
Accumulated undistributed net realized gains (losses) on investments, securities sold short, options written, futures and foreign currency transactions	(689,920,986)
Net unrealized appreciation (depreciation) on investments, securities sold short, options written, futures and foreign currency translations	51,803,765

Net assets	$1,973,251,620

Class A
Net asset value, offering and redemption price per share, $1,253,601,036 / 318,796,893 shares outstanding (unlimited amount authorized: $0.001 par value)	$3.93

Class B
Net asset value, offering and redemption price per share, $719,650,584 / 184,132,939 shares outstanding (unlimited amount authorized: $0.001 par value)	$3.91

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2010 (Unaudited)

INVESTMENT INCOME
Interest	$36,476,412
Securities lending (net)	17,011

Total income	36,493,423

EXPENSES
Investment management fees	4,594,362
Administrative fees	1,377,690
Distribution fees - Class B	866,635
Printing and mailing expenses	99,900
Custodian fees	60,207
Professional fees	47,867
Trustees’ fees	13,833
Miscellaneous	41,586

Total expenses	7,102,080

NET INVESTMENT INCOME (LOSS)	29,391,343

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	10,646,333
Foreign currency transactions	(498,610)
Futures	224,631
Options written	695
Securities sold short	(610,885)

Net realized gain (loss)	9,762,164

Change in unrealized appreciation (depreciation) on:
Securities	47,747,952
Foreign currency translations	1,818,517
Options written	(87,746)
Futures	(164,987)
Securities sold short	(11,016)

Net change in unrealized appreciation (depreciation)	49,302,720

NET REALIZED AND UNREALIZED GAIN (LOSS)	59,064,884

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$88,456,227

See Notes to Financial Statements.

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MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$29,391,343	$66,690,389
Net realized gain (loss) on investments, securities sold short, options written, futures and foreign currency transactions	9,762,164	(462,182,558)
Net change in unrealized appreciation (depreciation) on investments, securities sold short, options written, futures and foreign currency translations	49,302,720	528,286,837

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	88,456,227	132,794,668

DIVIDENDS:
Dividends from net investment income
Class A	—	(42,279,989)
Class B	—	(29,211,024)

TOTAL DIVIDENDS	—	(71,491,013)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 93,035,585 and 62,358,222 shares, respectively ]	356,632,611	234,042,050
Capital shares issued in reinvestment of dividends [ 0 and 11,212,588 shares, respectively ]	—	42,279,989
Capital shares repurchased [ (18,047,691) and (21,206,527) shares, respectively ]	(69,069,975)	(79,405,950)

Total Class A transactions	287,562,636	196,916,089

Class B
Capital shares sold [ 24,293,026 and 36,339,311 shares, respectively ]	92,502,950	135,369,829
Capital shares issued in reinvestment of dividends [ 0 and 7,784,037 shares, respectively ]	—	29,211,024
Capital shares repurchased [ (20,293,476) and (39,727,828) shares, respectively ]	(77,447,507)	(146,381,949)

Total Class B transactions	15,055,443	18,198,904

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	302,618,079	215,114,993

TOTAL INCREASE (DECREASE) IN NET ASSETS	391,074,306	276,418,648
NET ASSETS:
Beginning of period	1,582,177,314	1,305,758,666

End of period (a)	$1,973,251,620	$1,582,177,314

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$28,446,061	$(945,282)

See Notes to Financial Statements.

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MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
Class A		2009		2008	2007	2006	2005
Net asset value, beginning of period	$3.74	$3.56		$5.34	$5.61	$5.47	$5.75

Income (loss) from investment operations:
Net investment income (loss)	0.07 (e)	0.18	(e)	0.44 (e)	0.45 (e)	0.42 (e)	0.41 (e)
Net realized and unrealized gain (loss) on investments, futures, options written and foreign currency transactions	0.12	0.18		(1.72)	(0.27)	0.14	(0.23)

Total from investment operations	0.19	0.36		(1.28)	0.18	0.56	0.18

Less distributions:
Dividends from net investment income	—	(0.18)		(0.50)	(0.45)	(0.42)	(0.46)

Net asset value, end of period	$3.93	$3.74		$3.56	$5.34	$5.61	$5.47

Total return (b)	5.08%	10.09%		(23.39)%	3.29%	10.21%	3.26%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,253,601	$911,802		$682,451	$887,961	$855,156	$770,374
Ratio of expenses to average net assets (a)	0.71%	0.74%		0.76%	0.76%	0.76%	0.76%
Ratio of net investment income (loss) to average net assets (a)	3.45%	4.72%		8.81%	7.78%	7.45%	7.08%
Portfolio turnover rate	170%	371%		155%	108%	103%	116%

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31,
Class B		2009		2008	2007	2006	2005
Net asset value, beginning of period	$3.72	$3.55		$5.32	$5.58	$5.44	$5.71

Income (loss) from investment operations:
Net investment income (loss)	0.06 (e)	0.17	(e)	0.42 (e)	0.43 (e)	0.41 (e)	0.39 (e)
Net realized and unrealized gain (loss) on investments, futures, options written and foreign currency transactions	0.13	0.17		(1.70)	(0.25)	0.13	(0.21)

Total from investment operations	0.19	0.34		(1.28)	0.18	0.54	0.18

Less distributions:
Dividends from net investment income	—	(0.17)		(0.49)	(0.44)	(0.40)	(0.45)

Net asset value, end of period	$3.91	$3.72		$3.55	$5.32	$5.58	$5.44

Total return (b)	5.11%	9.53%		(23.55)%	3.18%	9.93%	3.13%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$719,651	$670,375		$623,307	$1,034,629	$1,101,281	$1,043,950
Ratio of expenses to average net assets (a)	0.96%	0.99	%(c)	1.01%	1.01%	1.01%	1.01%
Ratio of net investment income (loss) to average net assets (a)	3.22%	4.62%		8.46%	7.53%	7.20%	6.83%
Portfolio turnover rate	170%	371%		155%	108%	103%	116%

(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expense.
(e)	Net investment income is based on average shares outstanding.

See Notes to Financial Statements.

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO (Unaudited)

Sector Weightings as of 06/30/10	% of Net Assets
Information Technology	21.2%
Health Care	16.6
Consumer Discretionary	14.4
Industrials	13.1
Energy	4.4
Financials	4.2
Materials	2.6
Consumer Staples	1.8
Telecommunication Services	0.9
Utilities	0.0 #
Cash and Other	20.8

100.0%

# Less than 0.05%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2010 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Expenses Paid During Period* 1/1/10 - 6/30/10
Class A
Actual	$1,000.00	$966.90	$5.17
Hypothetical (5% average return before expenses)	1,000.00	1,019.54	5.31
Class B
Actual	1,000.00	965.30	6.38
Hypothetical (5% average return before expenses)	1,000.00	1,018.30	6.56

*   Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 1.06% and 1.31%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

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MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (14.4%)
Auto Components (0.7%)
American Axle & Manufacturing Holdings, Inc.*	303,912	$2,227,675
Amerigon, Inc.*	7,800	57,564
Cooper Tire & Rubber Co.	22,126	431,457
Dana Holding Corp.*	46,988	469,880
Dorman Products, Inc.*	4,042	82,174
Drew Industries, Inc.*	2,532	51,146
Exide Technologies, Inc.*	6,616	34,403
Fuel Systems Solutions, Inc.*	4,874	126,480
Hawk Corp., Class A*	1,826	46,472
Shiloh Industries, Inc.*	848	7,174
Standard Motor Products, Inc.	1,557	12,565
Stoneridge, Inc.*	5,484	41,624
Superior Industries International, Inc.	2,140	28,762
Tenneco, Inc.*	21,653	456,012

		4,073,388

Automobiles (0.0%)
Winnebago Industries, Inc.*	10,436	103,734

Distributors (0.0%)
Core-Mark Holding Co., Inc.*	624	17,098

Diversified Consumer Services (2.4%)
American Public Education, Inc.*	6,708	293,140
Bridgepoint Education, Inc.*	99,191	1,568,210
Cambium Learning Group, Inc.*	5,295	19,062
Capella Education Co.*	6,118	497,699
Coinstar, Inc.*	131,843	5,665,294
Corinthian Colleges, Inc.*	31,944	314,648
CPI Corp.	1,898	42,553
Grand Canyon Education, Inc.*	58,372	1,367,656
K12, Inc.*	39,381	873,471
Learning Tree International, Inc.*	2,269	24,619
Lincoln Educational Services Corp.*	5,999	123,519
Matthews International Corp., Class A	10,998	322,021
Pre-Paid Legal Services, Inc.*	2,733	124,324
Princeton Review, Inc.*	6,100	14,152
Sotheby’s, Inc.	119,267	2,727,636
Steiner Leisure Ltd.*	5,438	209,037
Universal Technical Institute, Inc.*	7,656	180,988

		14,368,029

Hotels, Restaurants & Leisure (3.8%)
AFC Enterprises, Inc.*	7,567	68,860
Ambassadors Group, Inc.	7,019	79,245
Ameristar Casinos, Inc.	9,514	143,281
Bally Technologies, Inc.*	114,840	3,719,668
Biglari Holdings, Inc.*	52	14,919
BJ’s Restaurants, Inc.*	188,699	4,453,296
Buffalo Wild Wings, Inc.*	6,616	242,013
California Pizza Kitchen, Inc.*	7,081	107,277
Caribou Coffee Co., Inc.*	2,699	25,560
Carrols Restaurant Group, Inc.*	4,538	20,739
CEC Entertainment, Inc.*	7,997	281,974
Cheesecake Factory, Inc.*	21,953	488,674

	Number of Shares	Value (Note 1)

Choice Hotels International, Inc.	52,277	$1,579,288
Churchill Downs, Inc.	703	23,058
CKE Restaurants, Inc.	20,100	251,853
Cracker Barrel Old Country Store, Inc.	8,060	375,274
Denny’s Corp.*	35,801	93,083
DineEquity, Inc.*	6,495	181,340
Domino’s Pizza, Inc.*	4,881	55,155
Einstein Noah Restaurant Group, Inc.*	2,054	22,163
Empire Resorts, Inc.*	9,232	15,048
Gaylord Entertainment Co.*	32,100	709,089
Great Wolf Resorts, Inc.*	122,710	255,237
Interval Leisure Group, Inc.*	14,200	176,790
Jack in the Box, Inc.*	18,550	360,797
Jamba, Inc.*	22,557	48,046
Krispy Kreme Doughnuts, Inc.*	21,210	71,478
Life Time Fitness, Inc.*	13,452	427,639
McCormick & Schmick’s Seafood Restaurants, Inc.*	2,280	17,009
Monarch Casino & Resort, Inc.*	845	8,560
Morgans Hotel Group Co.*	2,732	16,829
P.F. Chang’s China Bistro, Inc.	8,439	334,606
Papa John’s International, Inc.*	5,990	138,489
Peet’s Coffee & Tea, Inc.*	4,293	168,586
Pinnacle Entertainment, Inc.*	1,296	12,260
Ruth’s Hospitality Group, Inc.*	10,808	45,177
Scientific Games Corp., Class A*	190,462	1,752,250
Shuffle Master, Inc.*	493,116	3,949,859
Sonic Corp.*	79,177	613,622
Texas Roadhouse, Inc.*	20,899	263,745
WMS Industries, Inc.*	12,227	479,910

		22,091,746

Household Durables (0.6%)
American Greetings Corp., Class A	933	17,503
Blyth, Inc.	637	21,703
Cavco Industries, Inc.*	516	18,153
Ethan Allen Interiors, Inc.	3,083	43,131
iRobot Corp.*	7,663	143,988
Kid Brands, Inc.*	900	6,327
La-Z-Boy, Inc.*	2,096	15,573
National Presto Industries, Inc.	1,794	166,591
Sealy Corp.*	6,666	17,798
Universal Electronics, Inc.*	173,399	2,883,625

		3,334,392

Internet & Catalog Retail (0.5%)
Blue Nile, Inc.*	4,570	215,156
Drugstore.Com, Inc.*	33,540	103,303
HSN, Inc.*	14,063	337,512
NutriSystem, Inc.	11,384	261,149
Orbitz Worldwide, Inc.*	7,156	27,264
Overstock.com, Inc.*	5,300	95,771
PetMed Express, Inc.	8,361	148,826
Shutterfly, Inc.*	66,962	1,604,409
U.S. Auto Parts Network, Inc.*	4,802	28,812
Vitacost.com, Inc.*	5,224	46,964

		2,869,166

See Notes to Financial Statements.

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MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Leisure Equipment & Products (0.6%)
Brunswick Corp.	32,164	$399,799
Eastman Kodak Co.*	97,539	423,319
Leapfrog Enterprises, Inc.*	10,259	41,241
Marine Products Corp.*	3,670	20,772
Polaris Industries, Inc.	34,017	1,858,009
Pool Corp.	18,041	395,459
RC2 Corp.*	685	11,035
Smith & Wesson Holding Corp.*	20,677	84,569
Sport Supply Group, Inc.	400	5,384
Sturm Ruger & Co., Inc.	7,007	100,410
Summer Infant, Inc.*	4,218	27,628

		3,367,625

Media (0.9%)
Arbitron, Inc.	9,661	247,611
Ballantyne Strong, Inc.*	5,224	37,822
Beasley Broadcasting Group, Inc., Class A*	1,420	6,915
Belo Corp., Class A*	33,181	188,800
Carmike Cinemas, Inc.*	1,995	12,090
CKX, Inc.*	3,305	16,492
Dex One Corp.*	1,071	20,349
Entercom Communications Corp., Class A*	7,200	63,504
Entravision Communications Corp., Class A*	17,965	37,906
Global Sources Ltd.*	7,837	61,442
Harte-Hanks, Inc.	14,131	147,669
Journal Communications, Inc., Class A*	2,123	8,428
Knology, Inc.*	10,236	111,879
Lee Enterprises, Inc.*	16,382	42,102
Lions Gate Entertainment Corp.*	17,700	123,546
Live Nation Entertainment, Inc.*	100,848	1,053,862
LodgeNet Interactive Corp.*	81,350	301,808
Martha Stewart Living Omnimedia, Inc., Class A*	9,681	47,631
McClatchy Co., Class A*	21,669	78,875
Media General, Inc., Class A*	1,760	17,178
National CineMedia, Inc.	88,467	1,473,860
Playboy Enterprises, Inc., Class B*	5,557	23,339
RCN Corp.*	12,858	190,427
ReachLocal, Inc.*	23,300	302,201
Rentrak Corp.*	3,465	84,303
Sinclair Broadcast Group, Inc., Class A*	1,316	7,672
SuperMedia, Inc.*	4,627	84,628
Valassis Communications, Inc.*	18,078	573,434
Value Line, Inc.	550	9,977
Warner Music Group Corp.*	4,810	23,377
Westwood One, Inc.*	1,926	19,010
World Wrestling Entertainment, Inc., Class A	8,028	124,916

		5,543,053

Multiline Retail (0.0%)
99 Cents Only Stores*	14,242	210,782
Bon-Ton Stores, Inc.*	1,501	14,635
Retail Ventures, Inc.*	8,347	65,273

		290,690

	Number of Shares	Value (Note 1)

Specialty Retail (3.6%)
America’s Car-Mart, Inc.*	1,824	$41,277
AnnTaylor Stores Corp.*	21,368	347,657
Asbury Automotive Group, Inc.*	10,438	110,016
bebe Stores, Inc.	2,270	14,528
Big 5 Sporting Goods Corp.	7,397	97,197
Brown Shoe Co., Inc.	10,748	163,155
Buckle, Inc.	9,009	292,072
Casual Male Retail Group, Inc.*	13,458	46,026
Cato Corp., Class A	10,180	224,164
Chico’s FAS, Inc.	176,194	1,740,797
Children’s Place Retail Stores, Inc.*	9,000	396,180
Christopher & Banks Corp.	7,395	45,775
Citi Trends, Inc.*	5,402	177,942
Coldwater Creek, Inc.*	21,814	73,295
Collective Brands, Inc.*	16,087	254,175
Destination Maternity Corp.*	1,700	43,010
Dress Barn, Inc.*	20,266	482,533
DSW, Inc., Class A*	5,171	116,141
Express, Inc.*	5,815	95,192
Finish Line, Inc., Class A	5,487	76,434
Genesco, Inc.*	221,084	5,816,720
Group 1 Automotive, Inc.*	1,955	46,001
Gymboree Corp.*	10,757	459,431
Haverty Furniture Cos., Inc.	806	9,906
hhgregg, Inc.*	4,752	110,817
Hibbett Sports, Inc.*	10,429	249,879
HOT Topic, Inc.	6,892	35,011
Jo-Ann Stores, Inc.*	9,913	371,837
JoS. A. Bank Clothiers, Inc.*	6,665	359,843
Kirkland’s, Inc.*	6,048	102,060
Lumber Liquidators Holdings, Inc.*	8,072	188,320
Midas, Inc.*	5,002	38,365
Monro Muffler Brake, Inc.	7,225	285,604
OfficeMax, Inc.*	11,081	144,718
Penske Automotive Group, Inc.*	5,997	68,126
Pier 1 Imports, Inc.*	154,181	988,300
Rue21, Inc.*	5,341	162,046
Sally Beauty Holdings, Inc.*	30,738	252,052
Select Comfort Corp.*	16,865	147,569
Shoe Carnival, Inc.*	629	12,901
Sonic Automotive, Inc., Class A*	2,238	19,157
Stein Mart, Inc.*	3,965	24,702
Systemax, Inc.	3,277	49,384
Talbots, Inc.*	84,647	872,711
Ulta Salon Cosmetics & Fragrance, Inc.*	11,362	268,825
Vitamin Shoppe, Inc.*	185,371	4,754,766
Wet Seal, Inc., Class A*	27,053	98,743
Winmark Corp.	884	29,587
Zumiez, Inc.*	7,200	115,992

		20,920,939

Textiles, Apparel & Luxury Goods (1.3%)
Carter’s, Inc.*	21,537	565,346
Cherokee, Inc.	3,000	51,300
Crocs, Inc.*	64,335	680,664
Culp, Inc.*	3,244	35,554
Deckers Outdoor Corp.*	4,679	668,489
G-III Apparel Group Ltd.*	5,599	128,161

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Joe’s Jeans, Inc.*	15,312	$30,318
Kenneth Cole Productions, Inc., Class A*	972	10,702
K-Swiss, Inc., Class A*	4,799	53,893
LaCrosse Footwear, Inc.	1,773	29,857
Liz Claiborne, Inc.*	34,266	144,603
Maidenform Brands, Inc.*	8,295	168,886
Oxford Industries, Inc.	5,053	105,759
R.G. Barry Corp.	3,110	34,303
Skechers U.S.A., Inc., Class A*	12,555	458,509
Steven Madden Ltd.*	80,093	2,524,531
Timberland Co., Class A*	10,516	169,834
True Religion Apparel, Inc.*	9,200	203,044
Under Armour, Inc., Class A*	12,749	422,374
Volcom, Inc.*	6,979	129,600
Warnaco Group, Inc.*	16,091	581,529
Weyco Group, Inc.	1,323	30,138
Wolverine World Wide, Inc.	17,990	453,708

		7,681,102

Total Consumer Discretionary		84,660,962

Consumer Staples (1.8%)
Beverages (0.1%)
Boston Beer Co., Inc., Class A*	3,253	219,415
Coca-Cola Bottling Co. Consolidated	1,572	75,330
Heckmann Corp.*	32,558	151,069
MGP Ingredients, Inc.*	1,002	6,643
National Beverage Corp.	4,116	50,545

		503,002

Food & Staples Retailing (0.2%)
Arden Group, Inc., Class A	500	43,935
Casey’s General Stores, Inc.	7,193	251,036
Great Atlantic & Pacific Tea Co., Inc.*	3,494	13,627
Pantry, Inc.*	774	10,921
Pricesmart, Inc.	5,848	135,849
Rite Aid Corp.*	14,573	14,281
Ruddick Corp.	8,446	261,742
United Natural Foods, Inc.*	15,707	469,325
Village Super Market, Inc., Class A	1,375	36,094

		1,236,810

Food Products (0.4%)
Alico, Inc.	531	12,202
American Italian Pasta Co., Class A*	1,821	96,276
B&G Foods, Inc., Class A	9,907	106,798
Bridgford Foods Corp.	711	9,954
Calavo Growers, Inc.	4,074	73,169
Cal-Maine Foods, Inc.	4,683	149,528
Darling International, Inc.*	22,232	166,962
Diamond Foods, Inc.	7,935	326,129
J&J Snack Foods Corp.	4,923	207,258
Lancaster Colony Corp.	7,101	378,909
Lance, Inc.	9,487	156,441
Lifeway Foods, Inc.*	1,881	18,321
Pilgrim’s Pride Corp.*	8,306	54,571
Sanderson Farms, Inc.	7,364	373,649
Smart Balance, Inc.*	10,722	43,853
Synutra International, Inc.*	6,531	105,606

	Number of Shares	Value (Note 1)

Tootsie Roll Industries, Inc.	7,956	$188,160

		2,467,786

Household Products (0.1%)
Cellu Tissue Holdings, Inc.*	2,297	17,848
Oil-Dri Corp. of America	723	16,593
WD-40 Co.	6,000	200,400

		234,841

Personal Products (1.0%)
Female Health Co.	6,628	34,399
Herbalife Ltd.	45,308	2,086,433
Inter Parfums, Inc.	5,358	76,244
Medifast, Inc.*	4,911	127,244
Nature’s Sunshine Products, Inc.*	2,897	24,248
NBTY, Inc.*	84,053	2,858,643
Nu Skin Enterprises, Inc., Class A	17,986	448,391
Revlon, Inc., Class A*	1,894	21,137
Schiff Nutrition International, Inc.	1,394	9,925
USANA Health Sciences, Inc.*	2,222	81,170

		5,767,834

Tobacco (0.0%)
Star Scientific, Inc.*	32,100	52,644
Vector Group Ltd.	10,504	176,677

		229,321

Total Consumer Staples		10,439,594

Energy (4.4%)
Energy Equipment & Services (2.3%)
Boots & Coots, Inc.*	27,126	80,022
CARBO Ceramics, Inc.	6,936	500,710
Dril-Quip, Inc.*	12,321	542,370
ION Geophysical Corp.*	46,090	160,393
Key Energy Services, Inc.*	2,607	23,932
Lufkin Industries, Inc.	165,421	6,449,765
Matrix Service Co.*	1,525	14,198
Newpark Resources, Inc.* .	2,197	13,292
OYO Geospace Corp.*	81,968	3,973,809
RPC, Inc.	10,460	142,779
TETRA Technologies, Inc.*	2,918	26,495
Unit Corp.*	31,028	1,259,426

		13,187,191

Oil, Gas & Consumable Fuels (2.1%)
American Oil & Gas, Inc.*	18,339	115,169
Apco Oil and Gas International, Inc.	3,300	77,583
Arena Resources, Inc.*	14,356	457,956
BPZ Resources, Inc.*	8,412	34,910
Brigham Exploration Co.*	240,197	3,694,230
Callon Petroleum Co.*	10,401	65,526
CAMAC Energy, Inc.*	17,237	64,294
Carrizo Oil & Gas, Inc.*	54,028	839,055
Cheniere Energy, Inc.*	7,486	21,111
Clayton Williams Energy, Inc.*	1,931	81,334
Clean Energy Fuels Corp.*	14,694	219,528
Cloud Peak Energy, Inc.*	2,282	30,259
Contango Oil & Gas Co.*	2,873	128,567
Endeavour International Corp.*	48,500	51,410
Energy XXI Bermuda Ltd.*	18,427	290,778

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Evolution Petroleum Corp.*	5,609	$28,101
FX Energy, Inc.*	14,900	53,938
Golar LNG Ltd.	987	9,742
Gulfport Energy Corp.*	9,852	116,845
Hallador Energy Co.*	1,347	12,056
Houston American Energy Corp.	6,576	64,839
Isramco, Inc.*	432	20,382
James River Coal Co.*	8,134	129,493
Kodiak Oil & Gas Corp.*	41,183	131,374
L&L Energy, Inc.*	6,036	51,910
Magnum Hunter Resources Corp.*	17,731	77,307
McMoRan Exploration Co.*	30,223	335,778
Northern Oil and Gas, Inc.*	16,067	206,300
Oasis Petroleum, Inc.*	168,039	2,436,565
Panhandle Oil and Gas, Inc., Class A	2,676	70,727
PetroQuest Energy, Inc.*	4,657	31,481
RAM Energy Resources, Inc.*	18,719	38,748
Rentech, Inc.*	79,931	79,132
Resolute Energy Corp.*	1,332	16,304
Rex Energy Corp.*	1,971	19,907
Rosetta Resources, Inc.*	11,772	233,203
Scorpio Tankers, Inc.*	4,064	46,533
Stone Energy Corp.*	1,123	12,533
Swift Energy Co.*	31,400	844,974
Syntroleum Corp.*	25,240	41,394
TransAtlantic Petroleum Ltd.*	53,532	169,696
Uranium Energy Corp.*	22,167	52,314
VAALCO Energy, Inc.*	2,365	13,244
Venoco, Inc.*	32,228	530,795
W&T Offshore, Inc.	846	8,003
Warren Resources, Inc.*	4,239	12,293
World Fuel Services Corp.	12,180	315,949

		12,383,570

Total Energy		25,570,761

Financials (4.2%)
Capital Markets (0.9%)
Artio Global Investors, Inc.	9,133	143,753
BGC Partners, Inc., Class A	20,781	106,191
Cohen & Steers, Inc.	5,010	103,907
Diamond Hill Investment Group, Inc.	795	45,069
Duff & Phelps Corp., Class A	117,998	1,490,315
Epoch Holding Corp.	4,445	54,540
Evercore Partners, Inc., Class A	5,347	124,852
Financial Engines, Inc.*	4,864	66,150
GAMCO Investors, Inc., Class A	1,400	52,080
GFI Group, Inc.	13,863	77,356
Gleacher & Co., Inc.*	88,933	226,779
HFF, Inc., Class A*	4,654	32,904
KBW, Inc.*	8,667	185,820
Ladenburg Thalmann Financial Services, Inc.*	32,730	40,913
MF Global Holdings Ltd.*	55,450	316,620
optionsXpress Holdings, Inc.*	86,882	1,367,523
Pzena Investment Management, Inc., Class A	2,678	17,059
Rodman & Renshaw Capital Group, Inc.*	5,565	15,916
Stifel Financial Corp.*	10,570	458,632

	Number of Shares	Value (Note 1)

Teton Advisors, Inc., Class B*†	28	$239
Thomas Weisel Partners Group, Inc.*	4,340	25,563
TradeStation Group, Inc.*	3,669	24,766
Virtus Investment Partners, Inc.*	1,678	31,412
Westwood Holdings Group, Inc.	1,986	69,808

		5,078,167

Commercial Banks (0.6%)
Arrow Financial Corp.	488	11,273
Bank of the Ozarks, Inc.	716	25,397
Bridge Bancorp, Inc.	1,139	27,655
First Commonwealth Financial Corp.	215,037	1,128,944
First Financial Bankshares, Inc.	3,533	169,902
Investors Bancorp, Inc.*	2,379	31,212
Signature Bank/New York*	14,907	566,615
Suffolk Bancorp	1,200	37,128
SY Bancorp, Inc.	988	22,704
UMB Financial Corp.	34,830	1,238,555
Westamerica Bancorp	4,865	255,510

		3,514,895

Consumer Finance (1.3%)
Advance America Cash Advance Centers, Inc.	2,818	11,638
Cardtronics, Inc.*	54,700	708,912
Cash America International, Inc.	140,025	4,798,657
Credit Acceptance Corp.*	2,349	114,561
Dollar Financial Corp.*	67,454	1,334,915
EZCORP, Inc., Class A*	15,659	290,474
First Cash Financial Services, Inc.*	11,124	242,503
Nelnet, Inc., Class A	894	17,236
World Acceptance Corp.*	3,006	115,160

		7,634,056

Diversified Financial Services (0.1%)
Compass Diversified Holdings	1,452	19,471
Encore Capital Group, Inc.*	3,568	73,537
Life Partners Holdings, Inc.	2,608	53,360
MarketAxess Holdings, Inc.	9,935	137,004
Portfolio Recovery Associates, Inc.*	6,207	414,503

		697,875

Insurance (0.3%)
CNO Financial Group, Inc.*	6,482	32,086
Crawford & Co., Class B*	8,733	27,596
eHealth, Inc.*	8,749	99,476
First American Financial Corp.	2,720	34,490
Tower Group, Inc.	60,360	1,299,551

		1,493,199

Real Estate Investment Trusts (REITs) (0.8%)
Acadia Realty Trust (REIT)	2,900	48,778
Alexander’s, Inc. (REIT)	467	141,464
Associated Estates Realty Corp. (REIT)	6,457	83,618
DuPont Fabros Technology, Inc. (REIT)	5,476	134,491
EastGroup Properties, Inc. (REIT)	4,436	157,833

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Equity Lifestyle Properties, Inc. (REIT)	6,149	$296,566
Equity One, Inc. (REIT)	1,865	29,094
FelCor Lodging Trust, Inc. (REIT)*	11,377	56,771
Getty Realty Corp. (REIT)	3,719	83,343
Home Properties, Inc. (REIT)	4,722	212,820
LTC Properties, Inc. (REIT)	1,739	42,205
Mid-America Apartment Communities, Inc. (REIT)	6,751	347,474
National Health Investors, Inc. (REIT)	3,873	149,343
Omega Healthcare Investors, Inc. (REIT)	6,675	133,033
Potlatch Corp. (REIT)	7,569	270,440
PS Business Parks, Inc. (REIT)	1,292	72,068
Redwood Trust, Inc. (REIT)	122,063	1,787,002
Saul Centers, Inc. (REIT)	1,519	61,717
Strategic Hotels & Resorts, Inc. (REIT)*	12,536	55,033
Tanger Factory Outlet Centers (REIT)	8,410	348,006
Universal Health Realty Income Trust (REIT)	2,413	77,530
Washington Real Estate Investment Trust (REIT)	5,573	153,759

		4,742,388

Real Estate Management & Development (0.0%)
Kennedy-Wilson Holdings, Inc.*	7,194	72,659
Tejon Ranch Co.*	1,644	37,944

		110,603

Thrifts & Mortgage Finance (0.2%)
MGIC Investment Corp.*	166,576	1,147,708
Oritani Financial Corp.	3,900	39,000
TrustCo Bank Corp. NY/New York	2,440	13,664
ViewPoint Financial Group	1,501	20,789

		1,221,161

Total Financials		24,492,344

Health Care (16.6%)
Biotechnology (3.1%)
Acorda Therapeutics, Inc.*	39,357	1,224,396
Affymax, Inc.*	7,200	43,056
Alkermes, Inc.*	9,463	117,814
Allos Therapeutics, Inc.*	28,518	174,815
Alnylam Pharmaceuticals, Inc.*	13,212	198,444
AMAG Pharmaceuticals, Inc.*	7,633	262,194
Anthera Pharmaceuticals, Inc.*	2,273	12,183
Arena Pharmaceuticals, Inc.*	36,785	112,930
ARIAD Pharmaceuticals, Inc.*	40,082	113,031
ArQule, Inc.*	14,977	64,401
Array BioPharma, Inc.*	19,187	58,520
AspenBio Pharma, Inc.*	13,545	13,274
AVEO Pharmaceuticals, Inc.*	3,323	23,494
AVI BioPharma, Inc.*	40,009	64,414
BioCryst Pharmaceuticals, Inc.*	10,439	61,694
BioMarin Pharmaceutical, Inc.*	98,328	1,864,299
BioSante Pharmaceuticals, Inc.*	23,227	40,880

	Number of Shares	Value (Note 1)

Biospecifics Technologies Corp.*	1,462	$29,065
Biotime, Inc.*	7,737	47,660
Celera Corp.*	2,316	15,170
Celldex Therapeutics, Inc.*	10,800	49,248
Cepheid, Inc.*	21,555	345,311
Chelsea Therapeutics International, Inc.*	11,393	33,381
Clinical Data, Inc.*	3,821	47,533
Codexis, Inc.*	2,230	19,535
Combinatorx, Inc.*	24,149	35,016
Cubist Pharmaceuticals, Inc.*	21,130	435,278
Curis, Inc.*	27,400	38,086
Cytokinetics, Inc.*	15,300	36,261
Cytori Therapeutics, Inc.*	14,818	51,567
CytRx Corp.*	43,258	33,309
Dyax Corp.*	33,900	76,953
Dynavax Technologies Corp.*	25,921	48,213
Emergent Biosolutions, Inc.*	6,484	105,949
Enzon Pharmaceuticals, Inc.*	11,073	117,927
Exact Sciences Corp.*	12,952	56,989
Exelixis, Inc.*	20,896	72,509
Genomic Health, Inc.*	5,078	65,659
Geron Corp.*	35,580	178,612
Halozyme Therapeutics, Inc.*	83,786	589,853
Idenix Pharmaceuticals, Inc.*	12,821	64,105
Immunogen, Inc.*	24,550	227,578
Immunomedics, Inc.*	23,674	73,153
Incyte Corp.*	31,873	352,834
Infinity Pharmaceuticals, Inc.*	3,911	23,114
Inhibitex, Inc.*	17,856	45,533
Inovio Pharmaceuticals, Inc.*	19,444	19,833
InterMune, Inc.*	16,432	153,639
Ironwood Pharmaceuticals, Inc.*	6,800	81,056
Isis Pharmaceuticals, Inc.*	34,082	326,165
Keryx Biopharmaceuticals, Inc.*	18,423	67,428
Lexicon Pharmaceuticals, Inc.*	23,966	30,676
Ligand Pharmaceuticals, Inc., Class B*	44,344	64,742
MannKind Corp.*	22,200	141,858
Medivation, Inc.*	12,301	108,741
Metabolix, Inc.*	9,714	139,007
Micromet, Inc.*	29,298	182,820
Momenta Pharmaceuticals, Inc.*	14,569	178,616
Nabi Biopharmaceuticals*	16,217	88,220
Nanosphere, Inc.*	6,242	27,215
Neuralstem, Inc.*	15,443	38,607
Neurocrine Biosciences, Inc.*	17,680	99,008
NeurogesX, Inc.*	3,500	23,205
Novavax, Inc.*	31,000	67,270
NPS Pharmaceuticals, Inc.*	21,270	136,979
Nymox Pharmaceutical Corp.*	5,929	18,498
Omeros Corp.*	6,910	51,272
Onyx Pharmaceuticals, Inc.*	134,142	2,896,126
Opko Health, Inc.*	32,237	72,856
Orexigen Therapeutics, Inc.*	11,251	47,254
Osiris Therapeutics, Inc.*	6,026	35,011
PDL BioPharma, Inc.	42,824	240,671
Peregrine Pharmaceuticals, Inc.*	18,624	40,042
Pharmacyclics, Inc.*	13,768	91,695
Pharmasset, Inc.*	10,681	292,019
Progenics Pharmaceuticals, Inc.*	6,800	37,264

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Regeneron Pharmaceuticals, Inc.*	56,109	$1,252,353
Rigel Pharmaceuticals, Inc.*	18,929	136,289
Sangamo BioSciences, Inc.*	16,400	60,844
Savient Pharmaceuticals, Inc.*	24,470	308,322
Sciclone Pharmaceuticals, Inc.*	12,700	33,782
Seattle Genetics, Inc.*	90,888	1,089,747
SIGA Technologies, Inc.*	11,501	88,558
Spectrum Pharmaceuticals, Inc.*	18,027	70,666
StemCells, Inc.*	43,503	40,893
Synta Pharmaceuticals Corp.*	7,923	21,392
Targacept, Inc.*	8,649	167,185
Theravance, Inc.*	22,619	284,321
Transcept Pharmaceuticals, Inc.*	1,482	12,345
Vanda Pharmaceuticals, Inc.*	83,652	552,940
Vical, Inc.*	20,200	62,620
ZIOPHARM Oncology, Inc.*	17,861	56,798
ZymoGenetics, Inc.*	19,078	80,509

		17,882,597

Health Care Equipment & Supplies (4.9%)
Abaxis, Inc.*	8,032	172,126
ABIOMED, Inc.*	11,500	111,320
Accuray, Inc.*	18,543	122,940
AGA Medical Holdings, Inc.*	4,889	62,041
Align Technology, Inc.*	71,394	1,061,629
Alimera Sciences, Inc.*	2,417	17,982
Alphatec Holdings, Inc.*	14,334	66,510
American Medical Systems Holdings, Inc.*	240,568	5,321,364
Analogic Corp.	3,362	153,005
Antares Pharma, Inc.*	26,076	45,894
ArthroCare Corp.*	9,795	300,217
Atrion Corp.	615	83,056
ATS Medical, Inc.*	18,817	74,703
Cerus Corp.*	14,899	47,081
Conceptus, Inc.*	11,294	175,961
Cutera, Inc.*	94,971	874,683
Cyberonics, Inc.*	10,078	238,647
Delcath Systems, Inc.*	13,552	85,920
DexCom, Inc.*	20,857	241,107
DynaVox, Inc., Class A*	444	7,108
Endologix, Inc.*	17,900	81,087
ev3, Inc.*	30,184	676,423
Exactech, Inc.*	2,090	35,697
Greatbatch, Inc.*	31,495	702,653
Haemonetics Corp.*	9,128	488,531
Hansen Medical, Inc.*	15,428	32,862
HealthTronics, Inc.*	13,046	63,012
HeartWare International, Inc.*	3,416	239,359
ICU Medical, Inc.*	1,029	33,103
Immucor, Inc.*	25,339	482,708
Insulet Corp.*	13,600	204,680
Integra LifeSciences Holdings Corp.*	7,620	281,940
Invacare Corp.	638	13,232
IRIS International, Inc.*	5,931	60,140
Kensey Nash Corp.*	2,934	69,565
MAKO Surgical Corp.*	9,369	116,644
Masimo Corp.	19,035	453,223
MELA Sciences, Inc.*	8,389	62,414
Meridian Bioscience, Inc.	14,812	251,804
Merit Medical Systems, Inc.*	9,290	149,290

	Number of Shares	Value (Note 1)

Micrus Endovascular Corp.*	5,881	$122,266
Natus Medical, Inc.*	10,361	168,781
Neogen Corp.*	8,277	215,616
NuVasive, Inc.*	40,052	1,420,244
NxStage Medical, Inc.*	8,395	124,582
OraSure Technologies, Inc.*	16,100	74,543
Orthofix International N.V.*	6,398	205,056
Orthovita, Inc.*	24,127	48,978
Palomar Medical Technologies, Inc.*	3,889	43,518
Quidel Corp.*	7,835	99,426
Rochester Medical Corp.*	3,476	32,848
SenoRx, Inc.*	6,113	67,121
Sirona Dental Systems, Inc.*	12,125	422,435
Solta Medical, Inc.*	6,398	12,156
Somanetics Corp.*	4,353	108,607
SonoSite, Inc.*	43,365	1,175,625
Spectranetics Corp.*	115,841	600,056
STAAR Surgical Co.*	12,772	73,056
Stereotaxis, Inc.*	10,377	34,348
STERIS Corp.	20,551	638,725
SurModics, Inc.*	3,666	60,159
Syneron Medical Ltd.*	3,106	31,930
Synovis Life Technologies, Inc.*	4,120	62,954
Thoratec Corp.*	169,457	7,240,898
TomoTherapy, Inc.*	6,336	20,148
Unilife Corp.*	17,546	102,118
Vascular Solutions, Inc.*	6,135	76,687
Volcano Corp.*	53,281	1,162,591
West Pharmaceutical Services, Inc.	12,081	440,836
Wright Medical Group, Inc.*	8,870	147,331
Young Innovations, Inc.	740	20,831
Zoll Medical Corp.*	7,790	211,109

		29,027,240

Health Care Providers & Services (3.4%)
Air Methods Corp.*	4,046	120,368
Alliance HealthCare Services, Inc.*	9,780	39,511
Almost Family, Inc.*	2,973	103,847
Amedisys, Inc.*	64,605	2,840,682
America Service Group, Inc.	3,286	56,519
AMERIGROUP Corp.*	35,510	1,153,365
AMN Healthcare Services, Inc.*	5,414	40,497
Bio-Reference Labs, Inc.*	8,697	192,812
BioScrip, Inc.*	10,374	54,360
Brookdale Senior Living, Inc.*	34,500	517,500
CardioNet, Inc.*	2,244	12,297
Catalyst Health Solutions, Inc.*	13,767	474,961
Centene Corp.*	148,153	3,185,290
Chemed Corp.	8,285	452,692
Chindex International, Inc.*	2,120	26,564
Clarient, Inc.*	19,984	61,551
Continucare Corp.*	8,200	27,470
Corvel Corp.*	2,634	89,003
Emeritus Corp.*	7,205	117,514
Ensign Group, Inc.	4,948	81,741
Genoptix, Inc.*	88,824	1,527,773
Gentiva Health Services, Inc.*	3,334	90,051
Hanger Orthopedic Group, Inc.*	4,806	86,316
Health Grades, Inc.*	9,336	56,016
HealthSouth Corp.*	32,325	604,801
HMS Holdings Corp.*	9,905	537,049

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

inVentiv Health, Inc.*	12,324	$315,494
IPC The Hospitalist Co., Inc.*	5,907	148,266
Landauer, Inc.	3,459	210,584
LCA-Vision, Inc.*	6,725	37,256
LHC Group, Inc.*	5,666	157,231
Lincare Holdings, Inc.*	121,110	3,937,286
Metropolitan Health Networks, Inc.*	14,419	53,783
Molina Healthcare, Inc.*	2,787	80,266
MWI Veterinary Supply, Inc.*	4,492	225,768
National Research Corp.	757	18,251
Odyssey HealthCare, Inc.*	11,509	307,520
Owens & Minor, Inc.	18,134	514,643
PDI, Inc.*	2,728	22,588
PharMerica Corp.*	4,274	62,657
Prospect Medical Holdings, Inc.*	1,812	10,963
Providence Service Corp.*	4,695	65,730
PSS World Medical, Inc.*	20,743	438,714
Psychiatric Solutions, Inc.*	15,162	496,101
RehabCare Group, Inc.*	1,612	35,109
Rural/Metro Corp.*	6,791	55,279
Sunrise Senior Living, Inc.*	20,292	56,412
Team Health Holdings, Inc.*	5,500	71,060
U.S. Physical Therapy, Inc.*	3,499	59,063
Virtual Radiologic Corp.*	2,648	45,440

		19,976,014

Health Care Technology (2.7%)
athenahealth, Inc.*	12,021	314,109
Computer Programs & Systems, Inc.	3,613	147,844
Eclipsys Corp.*	282,677	5,042,957
MedAssets, Inc.*	145,723	3,363,287
Medidata Solutions, Inc.*	6,865	106,339
MedQuist, Inc.	4,447	35,176
Merge Healthcare, Inc.*	18,636	54,603
Omnicell, Inc.*	11,878	138,854
Phase Forward, Inc.*	14,739	245,846
Quality Systems, Inc.	96,792	5,612,968
Transcend Services, Inc.*	3,100	41,850
Vital Images, Inc.*	73,313	934,741

		16,038,574

Life Sciences Tools & Services (1.3%)
Accelrys, Inc.*	10,225	65,951
Affymetrix, Inc.*	80,016	472,094
Bruker Corp.*	123,440	1,501,030
Caliper Life Sciences, Inc.*	16,291	69,563
Dionex Corp.*	6,407	477,065
Enzo Biochem, Inc.*	11,000	44,770
eResearchTechnology, Inc.*	17,774	140,059
ICON plc (ADR)*	114,901	3,319,490
Luminex Corp.*	59,861	970,946
PAREXEL International Corp.*	21,191	459,421
Pure Bioscience*	13,566	32,423
Sequenom, Inc.*	22,625	133,714

		7,686,526

Pharmaceuticals (1.2%)
Acura Pharmaceuticals, Inc.*	4,413	11,077
Akorn, Inc.*	20,000	59,400

	Number of Shares	Value (Note 1)

Alexza Pharmaceuticals, Inc.*	14,498	$39,435
Aoxing Pharmaceutical Co., Inc.*	8,706	28,382
Ardea Biosciences, Inc.*	4,879	100,312
Auxilium Pharmaceuticals, Inc.*	43,084	1,012,474
AVANIR Pharmaceuticals, Inc., Class A*	26,040	66,923
Biodel, Inc.*	6,376	24,101
BioMimetic Therapeutics, Inc.*	5,352	59,514
BMP Sunstone Corp.*	2,042	10,516
Cadence Pharmaceuticals, Inc.*	9,100	63,791
Corcept Therapeutics, Inc.*	9,206	28,723
Cumberland Pharmaceuticals, Inc.*	4,526	29,057
Depomed, Inc.*	18,700	52,360
Durect Corp.*	32,100	78,003
Eurand N.V.*	6,660	64,535
Hi-Tech Pharmacal Co., Inc.*	3,291	75,397
Impax Laboratories, Inc.*	20,309	387,089
Inspire Pharmaceuticals, Inc.*	21,533	107,450
Jazz Pharmaceuticals, Inc.*	5,124	40,121
MAP Pharmaceuticals, Inc.*	5,032	66,020
Medicines Co.*	10,682	81,290
Nektar Therapeutics*	34,164	413,384
Neostem, Inc.*	10,036	18,366
Obagi Medical Products, Inc.*	6,300	74,466
Optimer Pharmaceuticals, Inc.*	12,138	112,519
Pain Therapeutics, Inc.*	13,131	73,008
Pozen, Inc.*	9,564	67,044
Questcor Pharmaceuticals, Inc.*	20,074	204,955
Salix Pharmaceuticals Ltd.*	52,054	2,031,668
Santarus, Inc.*	18,700	46,376
Somaxon Pharmaceuticals, Inc.*	10,326	37,174
ViroPharma, Inc.*	74,600	836,266
Vivus, Inc.*	29,443	282,653
XenoPort, Inc.*	10,010	98,198

		6,782,047

Total Health Care		97,392,998

Industrials (13.1%)
Aerospace & Defense (0.9%)
Aerovironment, Inc.*	6,023	130,880
American Science & Engineering, Inc.	3,290	250,731
Applied Energetics, Inc.*	27,684	28,514
Applied Signal Technology, Inc.	2,400	47,160
Astronics Corp.*	3,144	51,436
Cubic Corp.	2,447	89,022
DigitalGlobe, Inc.*	9,973	262,290
Esterline Technologies Corp.*	10,756	510,372
GeoEye, Inc.*	8,093	252,016
Global Defense Technology & Systems, Inc.*	710	9,067
HEICO Corp.	10,639	382,153
Hexcel Corp.*	28,855	447,541
Orbital Sciences Corp.*	8,487	133,840
Stanley, Inc.*	5,093	190,376
Taser International, Inc.*	22,532	87,875
Teledyne Technologies, Inc.*	3,552	137,036
Triumph Group, Inc.	33,964	2,263,021

		5,273,330

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Air Freight & Logistics (0.4%)
Atlas Air Worldwide Holdings, Inc.*	21,000	$997,500
Dynamex, Inc.*	1,895	23,119
Forward Air Corp.	10,643	290,022
Hub Group, Inc., Class A*	13,636	409,216
Pacer International, Inc.*	12,817	89,591
Park-Ohio Holdings Corp.*	2,851	41,026
UTi Worldwide, Inc.	47,400	586,812

		2,437,286

Airlines (0.1%)
Alaska Air Group, Inc.*	767	34,477
Allegiant Travel Co.	5,598	238,978
Hawaiian Holdings, Inc.*	4,771	24,666

		298,121

Building Products (0.2%)
A.O. Smith Corp.	8,224	396,314
AAON, Inc.	4,546	105,967
Builders FirstSource, Inc.*	2,573	6,175
NCI Building Systems, Inc.*	6,591	55,167
PGT, Inc.*	2,168	5,572
Quanex Building Products Corp.	2,924	50,556
Simpson Manufacturing Co., Inc.	13,407	329,142
Trex Co., Inc.*	5,633	113,167

		1,062,060

Commercial Services & Supplies (3.2%)
ABM Industries, Inc.	5,211	109,170
American Reprographics Co.*	1,907	16,648
APAC Customer Services, Inc.*	11,300	64,410
ATC Technology Corp.*	2,720	43,846
Bowne & Co., Inc.	10,953	122,893
Brink’s Co.	14,676	279,284
Casella Waste Systems, Inc., Class A*	10,336	39,484
Cenveo, Inc.*	19,872	108,899
Clean Harbors, Inc.*	17,618	1,170,011
Consolidated Graphics, Inc.*	3,395	146,800
Deluxe Corp.	17,522	328,537
EnerNOC, Inc.*	7,165	225,268
Ennis, Inc.	2,057	30,876
GEO Group, Inc.*	217,786	4,519,060
Healthcare Services Group, Inc.	16,128	305,626
Herman Miller, Inc.	20,727	391,118
HNI Corp.	16,499	455,207
Innerworkings, Inc.*	165,854	1,132,783
Interface, Inc., Class A	18,375	197,347
Knoll, Inc.	17,161	228,070
McGrath RentCorp	3,625	82,577
Mine Safety Appliances Co.	7,157	177,350
Ritchie Bros. Auctioneers, Inc.	92,532	1,685,933
Rollins, Inc.	15,604	322,847
Schawk, Inc.	3,502	52,355
Standard Parking Corp.*	5,721	90,563
Standard Register Co.	6,989	21,945
Steelcase, Inc., Class A	3,566	27,637
Sykes Enterprises, Inc.*	117,492	1,671,911
Tetra Tech, Inc.*	22,473	440,696
U.S. Ecology, Inc.	6,600	96,162
United Stationers, Inc.*	5,528	301,110

	Number of Shares	Value (Note 1)

Viad Corp.	1,072	$18,921
Waste Connections, Inc.*	110,121	3,842,122

		18,747,466

Construction & Engineering (0.4%)
Furmanite Corp.*	11,915	47,302
Great Lakes Dredge & Dock Corp.	7,523	45,138
Insituform Technologies, Inc., Class A*	12,271	251,310
Michael Baker Corp.*	384	13,402
MYR Group, Inc.*	1,103	18,409
Northwest Pipe Co.*	103,409	1,964,771
Orion Marine Group, Inc.*	9,765	138,663

		2,478,995

Electrical Equipment (2.5%)
A123 Systems, Inc.*	26,463	249,546
Acuity Brands, Inc.	30,061	1,093,619
Advanced Battery Technologies, Inc.*	14,014	45,966
American Superconductor Corp.*	16,283	434,593
AZZ, Inc.	4,249	156,236
Baldor Electric Co.	34,219	1,234,622
Belden, Inc.	16,991	373,802
Broadwind Energy, Inc.*	8,500	23,800
Capstone Turbine Corp.*	87,769	86,014
Coleman Cable, Inc.*	2,857	16,113
Ener1, Inc.*	22,115	74,749
EnerSys*	5,004	106,935
Franklin Electric Co., Inc.	7,805	224,940
FuelCell Energy, Inc.*	26,100	30,798
Generac Holdings, Inc.*	2,524	35,361
GrafTech International Ltd.*	348,485	5,094,851
II-VI, Inc.*	9,119	270,196
LaBarge, Inc.*	3,833	43,735
Polypore International, Inc.*	32,034	728,453
PowerSecure International, Inc.*	6,664	60,576
Regal-Beloit Corp.	64,836	3,616,552
SatCon Technology Corp.*	26,000	74,360
UQM Technologies, Inc.*	13,186	44,701
Vicor Corp.*	7,072	88,329
Woodward Governor Co.	22,097	564,136

		14,772,983

Industrial Conglomerates (0.0%)
Otter Tail Corp.	1,086	20,993
Raven Industries, Inc.	5,903	198,990
Standex International Corp.	849	21,522
Tredegar Corp.	723	11,799

		253,304

Machinery (2.8%)
3D Systems Corp.*	6,618	83,056
Actuant Corp., Class A	24,642	464,009
Albany International Corp., Class A	1,846	29,887
Altra Holdings, Inc.*	9,756	127,023
Ampco-Pittsburgh Corp.	359	7,478
ArvinMeritor, Inc.*	251,103	3,289,449
Badger Meter, Inc.	5,463	211,363
Barnes Group, Inc.	15,520	254,373
Blount International, Inc.*	17,337	178,051

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Briggs & Stratton Corp.	11,351	$193,194
Chart Industries, Inc.*	25,909	403,662
CIRCOR International, Inc.	364	9,311
CLARCOR, Inc.	17,158	609,452
Colfax Corp.*	8,724	90,817
Dynamic Materials Corp.	1,988	31,888
Energy Recovery, Inc.*	13,129	52,516
EnPro Industries, Inc.*	3,169	89,207
Flow International Corp.*	13,500	31,860
Gardner Denver, Inc.	29,725	1,325,438
Gorman-Rupp Co.	4,475	112,099
Graham Corp.	3,614	54,174
John Bean Technologies Corp.	10,276	156,709
Kadant, Inc.*	1,224	21,322
Kaydon Corp.	12,172	399,972
Lindsay Corp.	4,558	144,443
Middleby Corp.*	16,476	876,358
Mueller Industries, Inc.	1,900	46,740
Mueller Water Products, Inc., Class A	192,982	715,963
NACCO Industries, Inc., Class A	1,947	172,816
Nordson Corp.	12,394	695,056
Omega Flex, Inc.	1,031	15,032
PMFG, Inc.*	5,400	81,810
RBC Bearings, Inc.*	7,900	229,021
Robbins & Myers, Inc.	24,600	534,804
Sauer-Danfoss, Inc.*	4,213	51,483
Sun Hydraulics Corp.	4,557	106,907
Tennant Co.	6,880	232,682
Titan International, Inc.	2,022	20,159
Trimas Corp.*	5,450	61,639
Wabash National Corp.*	60,200	428,022
WABCO Holdings, Inc.*	109,888	3,459,274
Wabtec Corp.	12,100	482,669
Watts Water Technologies, Inc., Class A	1,027	29,434
Xerium Technologies, Inc.*	2,166	30,584

		16,641,206

Professional Services (1.1%)
Acacia Research Corp.- Acacia Technologies*	12,200	173,606
Administaff, Inc.	7,941	191,855
Advisory Board Co.*	5,633	241,994
Barrett Business Services, Inc.	2,101	26,052
CBIZ, Inc.*	8,866	56,388
CDI Corp.	762	11,834
Corporate Executive Board Co.	47,068	1,236,476
CoStar Group, Inc.*	7,554	293,095
CRA International, Inc.*	758	14,273
Diamond Management & Technology Consultants, Inc.	8,646	89,140
Dolan Media Co.*	4,822	53,621
Exponent, Inc.*	4,803	157,154
Franklin Covey Co.*	4,861	31,596
GP Strategies Corp.*	1,669	12,117
Heidrick & Struggles International, Inc.	585	13,350
Hill International, Inc.*	2,228	9,046
Hudson Highland Group, Inc.*	11,842	52,105
Huron Consulting Group, Inc.*	2,504	48,603
ICF International, Inc.*	31,307	749,177

	Number of Shares	Value (Note 1)

Kelly Services, Inc., Class A*	1,145	$17,026
Kforce, Inc.*	11,178	142,520
Korn/Ferry International*	970	13,483
LECG Corp.*	2,923	7,600
Mistras Group, Inc.*	5,265	56,441
Navigant Consulting, Inc.*	70,617	733,004
On Assignment, Inc.*	133,595	671,983
Resources Connection, Inc.*	79,039	1,074,930
School Specialty, Inc.*	2,434	43,982
SFN Group, Inc.*	2,607	14,234
TrueBlue, Inc.*	10,132	113,377
Volt Information Sciences, Inc.*	5,187	43,571
VSE Corp.	815	25,933

		6,419,566

Road & Rail (1.1%)
Avis Budget Group, Inc.*	37,222	365,520
Celadon Group, Inc.*	4,505	63,701
Dollar Thrifty Automotive Group, Inc.*	10,400	443,144
Genesee & Wyoming, Inc., Class A*	14,154	528,086
Heartland Express, Inc.	18,454	267,952
Knight Transportation, Inc.	21,694	439,086
Landstar System, Inc.	93,392	3,641,354
Marten Transport Ltd.*	983	20,427
Old Dominion Freight Line, Inc.*	9,190	322,937
RailAmerica, Inc.*	31,550	312,976
Roadrunner Transportation Systems, Inc.*	2,491	35,397
Werner Enterprises, Inc.	2,352	51,485

		6,492,065

Trading Companies & Distributors (0.4%)
Applied Industrial Technologies, Inc.	15,424	390,536
Beacon Roofing Supply, Inc.*	16,548	298,195
BlueLinx Holdings, Inc.*	3,998	10,515
CAI International, Inc.*	1,380	16,422
DXP Enterprises, Inc.*	3,022	47,294
Houston Wire & Cable Co.	6,538	70,937
Interline Brands, Inc.*	1,026	17,740
Kaman Corp.	5,053	111,772
TAL International Group, Inc.	1,363	30,627
Textainer Group Holdings Ltd.	3,474	83,862
Titan Machinery, Inc.*	1,606	21,087
Watsco, Inc.	20,141	1,166,567

		2,265,554

Total Industrials		77,141,936

Information Technology (21.2%)
Communications Equipment (2.2%)
Acme Packet, Inc.*	15,890	427,123
ADC Telecommunications, Inc.*	30,117	223,167
ADTRAN, Inc.	22,573	615,566
Anaren, Inc.*	642	9,591
Arris Group, Inc.*	8,776	89,427
Aruba Networks, Inc.*	26,591	378,656
BigBand Networks, Inc.*	8,408	25,392
Blue Coat Systems, Inc.*	40,186	821,000
Calix, Inc.*	2,382	24,439

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Comtech Telecommunications Corp.*	3,802	$113,794
DG FastChannel, Inc.*	9,100	296,478
Digi International, Inc.*	1,546	12,785
EMS Technologies, Inc.*	170,556	2,561,751
Extreme Networks, Inc.*	8,891	24,006
Finisar Corp.*	27,369	407,798
Harmonic, Inc.*	7,261	39,500
Hughes Communications, Inc.*	2,141	52,091
Infinera Corp.*	29,536	189,916
InterDigital, Inc.*	15,936	393,460
Ixia*	134,046	1,151,455
KVH Industries, Inc.*	5,300	65,826
Loral Space & Communications, Inc.*	3,954	168,915
Meru Networks, Inc.*	1,952	23,151
NETGEAR, Inc.*	12,779	227,977
Network Engines, Inc.*	13,155	35,650
Network Equipment Technologies, Inc.*	11,078	38,662
Occam Networks, Inc.*	4,694	26,099
Oclaro, Inc.*	17,943	198,988
Oplink Communications, Inc.*	2,988	42,818
Palm, Inc.*	53,162	302,492
Plantronics, Inc.	17,507	500,700
Riverbed Technology, Inc.*	120,557	3,329,784
SeaChange International, Inc.*	4,809	39,578
ShoreTel, Inc.*	16,423	76,203
Sonus Networks, Inc.*	63,673	172,554
Tekelec*	3,219	42,620
ViaSat, Inc.*	4,393	143,036

		13,292,448

Computers & Peripherals (0.9%)
3PAR, Inc.*	14,172	131,941
Compellent Technologies, Inc.*	8,506	103,093
Cray, Inc.*	5,585	31,164
Hypercom Corp.*	16,809	77,994
Immersion Corp.*	10,273	51,981
Intermec, Inc.*	10,547	108,107
Intevac, Inc.*	3,126	33,354
Isilon Systems, Inc.*	9,682	124,317
Netezza Corp.*	239,396	3,274,937
Novatel Wireless, Inc.*	1,176	6,750
Presstek, Inc.*	9,951	35,127
Quantum Corp.*	70,669	132,858
Silicon Graphics International Corp.*	807	5,714
STEC, Inc.*	14,743	185,172
Stratasys, Inc.*	7,458	183,169
Super Micro Computer, Inc.*	8,879	119,867
Synaptics, Inc.*	12,278	337,645
Xyratex Ltd.*	10,955	155,013

		5,098,203

Electronic Equipment, Instruments & Components (2.1%)
Anixter International, Inc.*	5,103	217,388
Bell Microproducts, Inc.*	11,844	82,671
Benchmark Electronics, Inc.*	2,026	32,112
Brightpoint, Inc.*	25,745	180,215
Checkpoint Systems, Inc.*	5,638	97,876
Cogent, Inc.*	4,804	43,284

	Number of Shares	Value (Note 1)

Cognex Corp.	11,431	$200,957
Coherent, Inc.*	107,208	3,677,234
Comverge, Inc.*	9,100	81,536
CTS Corp.	3,614	33,393
Daktronics, Inc.	2,488	18,660
DDi Corp.	4,878	36,731
DTS, Inc.*	124,552	4,094,024
Echelon Corp.*	11,988	87,872
Electro Scientific Industries, Inc.*	996	13,307
FARO Technologies, Inc.*	5,800	108,518
Insight Enterprises, Inc.*	3,937	51,811
IPG Photonics Corp.*	9,443	143,817
Keithley Instruments, Inc.	4,089	36,106
Littelfuse, Inc.*	6,826	215,770
Maxwell Technologies, Inc.*	9,500	108,300
Mercury Computer Systems, Inc.*	977	11,460
Methode Electronics, Inc.	7,965	77,579
Microvision, Inc.*	32,205	95,327
MTS Systems Corp.	5,985	173,565
Multi-Fineline Electronix, Inc.*	3,333	83,192
Newport Corp.*	4,084	37,001
OSI Systems, Inc.*	4,386	121,799
Park Electrochemical Corp.	4,646	113,409
Plexus Corp.*	14,659	391,982
Power-One, Inc.*	21,070	142,223
RadiSys Corp.*	6,460	61,499
Richardson Electronics Ltd.	1,583	14,247
Rofin-Sinar Technologies, Inc.*	5,308	110,513
Rogers Corp.*	1,918	53,263
Sanmina-SCI Corp.*	28,876	393,002
SMART Modular Technologies (WWH), Inc.*	11,326	66,257
Spectrum Control, Inc.*	1,791	25,038
Technitrol, Inc.	15,036	47,514
Tessco Technologies, Inc.	1,143	19,088
TTM Technologies, Inc.*	6,799	64,590
Universal Display Corp.*	37,945	682,251
Viasystems Group, Inc.*	1,157	17,089
Zygo Corp.*	1,077	8,734

		12,372,204

Internet Software & Services (2.3%)
Ancestry.com, Inc.*	28,190	496,708
Archipelago Learning, Inc.*	4,259	48,680
Art Technology Group, Inc.*	205,087	701,398
comScore, Inc.*	8,243	135,762
Constant Contact, Inc.*	10,368	221,149
DealerTrack Holdings, Inc.*	44,708	735,447
Dice Holdings, Inc.*	5,400	37,368
Digital River, Inc.*	1,761	42,106
DivX, Inc.*	5,138	39,357
GSI Commerce, Inc.*	114,120	3,286,656
InfoSpace, Inc.*	1,609	12,100
Internet Brands, Inc., Class A*	2,505	25,877
Internet Capital Group, Inc.*	960	7,296
j2 Global Communications, Inc.*	11,360	248,102
KIT Digital, Inc.*	7,260	64,033
Knot, Inc.*	5,932	46,151
Limelight Networks, Inc.*	11,500	50,485
Liquidity Services, Inc.*	5,292	68,584
LivePerson, Inc.*	15,500	106,330
Local.com Corp.*	5,858	40,069

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

LogMeIn, Inc.*	5,478	$143,688
LoopNet, Inc.*	7,101	87,555
Marchex, Inc., Class B	100,588	387,264
Monster Worldwide, Inc.*	139,674	1,627,202
Move, Inc.*	308,376	632,171
NIC, Inc.	20,220	129,610
OpenTable, Inc.*	5,761	238,909
Openwave Systems, Inc.*	30,564	62,045
Perficient, Inc.*	5,746	51,197
QuinStreet, Inc.*	61,026	702,409
Rackspace Hosting, Inc.*	35,194	645,458
Saba Software, Inc.*	10,284	52,963
SAVVIS, Inc.*	13,637	201,146
Stamps.com, Inc.*	3,918	40,159
support.com, Inc.*	17,131	71,265
TechTarget, Inc.*	3,774	20,304
Terremark Worldwide, Inc.*	21,133	165,049
Travelzoo, Inc.*	1,995	24,698
United Online, Inc.	7,000	40,320
ValueClick, Inc.*	22,902	244,822
VistaPrint N.V.*	31,757	1,508,140
Vocus, Inc.*	6,107	93,315
Zix Corp.*	20,328	45,941

		13,629,288

IT Services (1.9%)
Acxiom Corp.*	24,748	363,548
CACI International, Inc., Class A*	823	34,961
Cass Information Systems, Inc.	3,128	107,134
Computer Task Group, Inc.*	3,722	24,044
CSG Systems International, Inc.*	5,771	105,782
Cybersource Corp.*	25,777	658,087
Echo Global Logistics, Inc.*	3,993	48,755
Euronet Worldwide, Inc.*	28,445	363,812
ExlService Holdings, Inc.*	5,500	94,435
Forrester Research, Inc.*	5,337	161,498
Gartner, Inc.*	68,421	1,590,788
Global Cash Access Holdings, Inc.*	225,768	1,627,787
Hackett Group, Inc.*	5,700	16,017
Heartland Payment Systems, Inc.	13,775	204,421
iGATE Corp.	8,400	107,688
infoGROUP, Inc.*	11,601	92,576
Information Services Group, Inc.*	112,685	225,370
Lionbridge Technologies, Inc.*	21,700	99,169
ManTech International Corp., Class A*	7,415	315,657
MAXIMUS, Inc.	6,368	368,516
MoneyGram International, Inc.*	27,370	67,056
NCI, Inc., Class A*	2,427	54,802
Online Resources Corp.*	3,304	13,712
RightNow Technologies, Inc.*	7,905	124,029
Sapient Corp.	149,958	1,520,574
SPS Commerce, Inc.*	1,795	20,858
SRA International, Inc., Class A*	1,258	24,745
Stream Global Services, Inc.*	1,268	7,101
Syntel, Inc.	4,782	162,349
TeleTech Holdings, Inc.*	10,369	133,656
Tier Technologies, Inc., Class B*	2,627	15,972
TNS, Inc.*	9,446	164,738
Unisys Corp.*	6,212	114,860
VeriFone Systems, Inc.*	30,996	586,754
Virtusa Corp.*	2,771	25,853

	Number of Shares	Value (Note 1)

Wright Express Corp.*	44,181	$1,312,176

		10,959,280

Semiconductors & Semiconductor Equipment (5.1%)
Actel Corp.*	4,529	58,062
Advanced Analogic Technologies, Inc.*	3,361	10,722
Advanced Energy Industries, Inc.*	8,340	102,499
Amkor Technology, Inc.*	37,929	208,989
ANADIGICS, Inc.*	17,505	76,322
Applied Micro Circuits Corp.*	23,814	249,571
ATMI, Inc.*	701	10,263
Axcelis Technologies, Inc.*	3,726	5,775
AXT, Inc.*	4,782	21,567
Brooks Automation, Inc.*	13,975	108,027
Cabot Microelectronics Corp.*	1,965	67,969
Cavium Networks, Inc.*	16,152	423,021
CEVA, Inc.*	7,196	90,670
Cirrus Logic, Inc.*	23,762	375,677
Cohu, Inc.	1,712	20,767
Conexant Systems, Inc.*	29,362	65,771
Cymer, Inc.*	2,663	79,997
Diodes, Inc.*	12,317	195,471
Energy Conversion Devices, Inc.*	3,728	15,285
Entegris, Inc.*	15,019	59,625
Entropic Communications, Inc.*	19,800	125,532
Exar Corp.*	1,788	12,391
Fairchild Semiconductor International, Inc.*	35,589	299,303
FEI Co.*	3,758	74,070
FormFactor, Inc.*	247,968	2,678,054
FSI International, Inc.*	11,670	48,897
GSI Technology, Inc.*	5,087	29,098
GT Solar International, Inc.*	22,513	126,073
Hittite Microwave Corp.*	9,938	444,626
Integrated Device Technology, Inc.*	36,615	181,244
Integrated Silicon Solution, Inc.*	8,439	63,630
IXYS Corp.*	5,525	48,841
Kopin Corp.*	9,128	30,944
Kulicke & Soffa Industries, Inc.*	25,374	178,125
Lattice Semiconductor Corp.*	42,154	182,948
LTX-Credence Corp.*	53,297	150,830
Mattson Technology, Inc.*	18,280	69,281
MaxLinear, Inc., Class A*	2,744	38,361
Micrel, Inc.	18,501	188,340
Microsemi Corp.*	106,408	1,556,749
Mindspeed Technologies, Inc.*	11,586	86,779
MIPS Technologies, Inc.*	16,586	84,754
MKS Instruments, Inc.*	7,596	142,197
Monolithic Power Systems, Inc.*	44,911	802,110
MoSys, Inc.*	10,084	44,571
Nanometrics, Inc.*	6,521	65,797
Netlogic Microsystems, Inc.*	22,756	618,963
NVE Corp.*	1,728	75,220
OmniVision Technologies, Inc.*	14,463	310,087
ON Semiconductor Corp.*	499,764	3,188,494
PDF Solutions, Inc.*	8,342	40,042
Pericom Semiconductor Corp.*	1,127	10,819
PLX Technology, Inc.*	13,400	56,146
PMC-Sierra, Inc.*	212,570	1,598,526
Power Integrations, Inc.	8,969	288,757

See Notes to Financial Statements.

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MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

RF Micro Devices, Inc.*	97,449	$381,026
Rubicon Technology, Inc.*	92,046	2,742,050
Rudolph Technologies, Inc.*	10,683	80,657
Semtech Corp.*	22,575	369,553
Sigma Designs, Inc.*	1,767	17,688
Silicon Image, Inc.*	21,439	75,251
Spansion, Inc., Class A*	4,744	77,375
Standard Microsystems Corp.*	2,550	59,364
Supertex, Inc.*	3,604	88,875
Teradyne, Inc.*	186,678	1,820,110
Tessera Technologies, Inc.*	10,536	169,103
TriQuint Semiconductor, Inc.*	56,360	344,360
Ultra Clean Holdings, Inc.*	7,904	67,342
Ultratech, Inc.*	7,042	114,573
Varian Semiconductor Equipment Associates, Inc.*	152,565	4,372,513
Veeco Instruments, Inc.*	86,248	2,956,581
Virage Logic Corp.*	8,392	99,781
Volterra Semiconductor Corp.*	9,012	207,817
Zoran Corp.*	1,922	18,336

		30,249,004

Software (6.7%)
ACI Worldwide, Inc.*	12,356	240,571
Actuate Corp.*	16,406	73,007
Advent Software, Inc.*	5,735	269,316
American Software, Inc., Class A	8,638	39,908
ANSYS, Inc.*	101,124	4,102,601
ArcSight, Inc.*	85,647	1,917,636
Ariba, Inc.*	32,644	520,019
Aspen Technology, Inc.*	22,632	246,462
Blackbaud, Inc.	16,294	354,720
Blackboard, Inc.*	12,391	462,556
Bottomline Technologies, Inc.*	9,939	129,505
CommVault Systems, Inc.*	15,693	353,092
Concur Technologies, Inc.*	14,620	623,982
Convio, Inc.*	2,205	16,185
Deltek, Inc.*	6,671	55,636
DemandTec, Inc.*	6,990	47,182
Digimarc Corp.*	2,548	47,775
Ebix, Inc.*	9,500	148,960
Epicor Software Corp.*	10,920	87,251
EPIQ Systems, Inc.*	883	11,417
FalconStor Software, Inc.*	4,811	12,701
Fortinet, Inc.*	14,370	236,243
Guidance Software, Inc.*	5,043	26,324
Informatica Corp.*	165,978	3,963,555
Interactive Intelligence, Inc.*	4,764	78,273
Jack Henry & Associates, Inc.	31,013	740,590
JDA Software Group, Inc.*	2,761	60,687
Kenexa Corp.*	8,266	99,192
Lawson Software, Inc.*	50,352	367,570
Magma Design Automation, Inc.*	18,815	53,435
Manhattan Associates, Inc.*	8,252	227,343
Mentor Graphics Corp.*	16,729	148,052
MicroStrategy, Inc., Class A*	3,271	245,619
Monotype Imaging Holdings, Inc.*	8,133	73,278
NetScout Systems, Inc.*	11,111	157,998
NetSuite, Inc.*	6,646	84,005
Opnet Technologies, Inc.	4,903	72,025
Parametric Technology Corp.*	42,108	659,832
Pegasystems, Inc.	5,879	188,775

	Number of Shares	Value (Note 1)

Progress Software Corp.*	15,313	$459,849
PROS Holdings, Inc.*	7,015	45,597
QAD, Inc.*	4,782	19,750
Quest Software, Inc.*	19,738	356,073
Radiant Systems, Inc.*	58,742	849,409
Renaissance Learning, Inc.	4,780	70,218
Rosetta Stone, Inc.*	3,801	87,271
Rovi Corp.*	160,291	6,076,632
Smith Micro Software, Inc.*	9,697	92,218
SolarWinds, Inc.*	12,690	203,548
Sonic Solutions, Inc.*	9,277	77,463
SonicWALL, Inc.*	17,961	211,042
Sourcefire, Inc.*	9,986	189,734
SRS Labs, Inc.*	4,417	40,416
SS&C Technologies Holdings, Inc.*	4,521	72,472
SuccessFactors, Inc.*	134,340	2,792,929
Synchronoss Technologies, Inc.*	81,996	1,555,464
Take-Two Interactive Software, Inc.*	2,359	21,231
Taleo Corp., Class A*	44,554	1,082,217
TeleCommunication Systems, Inc., Class A*	6,664	27,589
TeleNav, Inc.*	2,964	24,868
THQ, Inc.*	99,638	430,436
TIBCO Software, Inc.*	416,539	5,023,460
TiVo, Inc.*	140,909	1,039,908
Tyler Technologies, Inc.*	11,265	174,833
Ultimate Software Group, Inc.*	9,070	298,040
Unica Corp.*	6,149	58,907
VASCO Data Security International, Inc.*	7,929	48,922
VirnetX Holding Corp.	11,868	70,259
Wave Systems Corp., Class A*	29,108	94,310
Websense, Inc.*	15,674	296,239

		39,134,582

Total Information Technology		124,735,009

Materials (2.6%)
Chemicals (1.5%)
A. Schulman, Inc.	638	12,096
Arch Chemicals, Inc.	4,991	153,423
Balchem Corp.	10,283	257,075
Calgon Carbon Corp.*	65,470	866,823
Ferro Corp.*	13,636	100,497
H.B. Fuller Co.	1,210	22,978
Hawkins, Inc.	2,711	65,281
Huntsman Corp.	476,249	4,129,079
Innophos Holdings, Inc.	1,991	51,925
KMG Chemicals, Inc.	1,913	27,471
Koppers Holdings, Inc.	7,483	168,218
Kraton Performance Polymers, Inc.*	3,464	65,089
Landec Corp.*	1,766	10,402
LSB Industries, Inc.*	6,224	82,841
Minerals Technologies, Inc.	552	26,242
NewMarket Corp.	3,746	327,101
Olin Corp.	16,702	302,139
Omnova Solutions, Inc.*	16,180	126,366
PolyOne Corp.*	23,450	197,449
Quaker Chemical Corp.	2,966	80,349
Rockwood Holdings, Inc.*	14,025	318,227

See Notes to Financial Statements.

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MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Senomyx, Inc.*	14,042	$53,219
Solutia, Inc.*	44,040	576,924
Spartech Corp.*	5,214	53,444
Stepan Co.	2,836	194,067
STR Holdings, Inc.*	10,286	193,377
W.R. Grace & Co.*	4,118	86,643
Zep, Inc.	7,892	137,636

		8,686,381

Construction Materials (0.0%)
United States Lime & Minerals, Inc.*	982	37,827

Containers & Packaging (0.2%)
AEP Industries, Inc.*	751	17,934
Graham Packaging Co., Inc.*	43,800	524,286
Rock-Tenn Co., Class A	4,783	237,572
Silgan Holdings, Inc.	9,696	275,172

		1,054,964

Metals & Mining (0.8%)
Allied Nevada Gold Corp.*	23,024	453,112
AMCOL International Corp.	8,730	205,155
Brush Engineered Materials, Inc.*	599	11,968
Capital Gold Corp.*	17,841	71,364
Coeur d’Alene Mines Corp.*	2,059	32,491
General Moly, Inc.*	23,415	72,118
Globe Specialty Metals, Inc.*	22,319	230,555
Golden Star Resources Ltd.*	93,646	410,169
Haynes International, Inc.	620	19,115
Jaguar Mining, Inc.*	30,543	269,695
Metals USA Holdings Corp.*	2,189	32,726
Noranda Aluminium Holding Corp.*	4,260	27,392
RTI International Metals, Inc.*	1,467	35,369
Stillwater Mining Co.*	16,132	187,454
Thompson Creek Metals Co., Inc.*	5,352	46,455
Titanium Metals Corp.*	122,499	2,154,757
U.S. Gold Corp.*	33,486	167,765
Worthington Industries, Inc.	13,281	170,794

		4,598,454

Paper & Forest Products (0.1%)
Clearwater Paper Corp.*	3,058	167,456
Deltic Timber Corp.	3,868	161,682
Neenah Paper, Inc.	2,591	47,415
Schweitzer-Mauduit International, Inc.	6,652	335,594
Verso Paper Corp.*	5,024	11,606
Wausau Paper Corp.*	2,194	14,853

		738,606

Total Materials		15,116,232

Telecommunication Services (0.9%)
Diversified Telecommunication Services (0.6%)
AboveNet, Inc.*	8,215	387,584
Alaska Communications Systems Group, Inc.	16,500	140,085
Atlantic Tele-Network, Inc.	3,236	133,647
Cbeyond, Inc.*	125,306	1,566,325
Cincinnati Bell, Inc.*	20,163	60,691
Cogent Communications Group, Inc.*	16,336	123,827

	Number of Shares	Value (Note 1)

Consolidated Communications Holdings, Inc.	7,434	$126,452
Global Crossing Ltd.*	6,811	71,992
Neutral Tandem, Inc.*	11,966	134,617
PAETEC Holding Corp.*	237,697	810,547
Vonage Holdings Corp.*	15,952	36,689

		3,592,456

Wireless Telecommunication Services (0.3%)
ICO Global Communications Holdings Ltd.*	20,229	32,569
Leap Wireless International, Inc.*	41,200	534,776
NTELOS Holdings Corp.	10,946	188,271
Shenandoah Telecommunications Co.	8,324	147,668
Syniverse Holdings, Inc.*	25,328	517,957
USA Mobility, Inc.	5,092	65,789

		1,487,030

Total Telecommunication Services		5,079,486

Utilities (0.0%)
Gas Utilities (0.0%)
South Jersey Industries, Inc.	2,346	100,784

Independent Power Producers & Energy Traders (0.0%)
American DG Energy, Inc.*	5,292	16,458

Water Utilities (0.0%)
Cadiz, Inc.*	4,900	59,143
Southwest Water Co.	4,441	46,543

		105,686

Total Utilities		222,928

Total Common Stocks (79.2%) (Cost $423,612,718)		464,852,250

	Principal Amount	Value (Note 1)

SHORT-TERM INVESTMENTS:
Short-Term Investment (18.4%)
BlackRock Liquidity Funds TempFund 0.16% ‡	$107,767,695	$107,767,695

Time Deposit (0.4%)
JPMorgan Chase Nassau 0.000%, 7/1/10	2,613,288	2,613,288

Total Short-Term Investments (18.8%) (Amortized Cost $110,380,983)		110,380,983

Total Investments (98.0%) (Cost/Amortized Cost $533,993,701)		575,233,233
Other Assets Less Liabilities (2.0%)		11,559,084

Net Assets (100%)		$586,792,317

*	Non-income producing.
†	Securities (totaling $239 or 0.0% of net assets) at fair value by management.
‡	Affiliated company as defined under the Investment Company Act of 1940.

Glossary:

ADR—	American Depositary Receipt

See Notes to Financial Statements.

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MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2010, were as follows:

Securities	Market Value December 31, 2009	Purchases at Cost	Sales at Cost	Market Value June 30, 2010	Dividend Income	Realized Gain (Loss)
BlackRock Liquidity Funds TempFund	$—	$149,134,499	$41,366,804	$107,767,695	$19,560	$—

At June 30, 2010, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2010	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	1,946	September-10	$119,913,957	$118,277,880	$(1,636,077)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (Including Quoted Prices for Similar Securities, Interest Rates, Prepayment Speeds, Credit Risk, etc.)	Level 3 Significant Unobservable Inputs (Including the Portfolio’s Own Assumptions in Determining the Fair Value of Investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$84,660,962	$–	$–	$84,660,962
Consumer Staples	10,439,594	–	–	10,439,594
Energy	25,570,761	–	–	25,570,761
Financials	24,492,105	–	239	24,492,344
Health Care	97,392,998	–	–	97,392,998
Industrials	77,090,500	51,436	–	77,141,936
Information Technology	124,735,009	–	–	124,735,009
Materials	15,116,232	–	–	15,116,232
Telecommunication Services	5,079,486	–	–	5,079,486
Utilities	222,928	–	–	222,928
Short-Term Investments	–	110,380,983	–	110,380,983

Total Assets	$464,800,575	$110,432,419	$239	$575,233,233

Liabilities:
Futures	$(1,636,077)	$–	$–	$(1,636,077)

Total Liabilities	$(1,636,077)	$–	$–	$(1,636,077)

Total	$463,164,498	$110,432,419	$239	$573,597,156

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities-Financials
Balance as of 12/31/09	$425
Total gains or losses (realized/unrealized) included in earnings	(186)
Purchases, sales, issuances, and settlements (net)	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 6/30/10	$239

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 6/30/10.	$(186)

Fair Values of Derivative Instruments as of June 30, 2010:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	—	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$—

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	(1,636,077	)*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$(1,636,077)

* Includes cumulative appreciation/depreciation of futures contracts as reported in Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2010:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	(15,709,781)	—	—	(15,709,781)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(15,709,781)	$—	$—	$(15,709,781)

See Notes to Financial Statements.

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MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	(1,783,992)	—	—	(1,783,992)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(1,783,992)	$—	$—	$(1,783,992)

The Portfolio held futures contracts with an average notional balance of approximately $42,755,000 during the six months ended June 30, 2010.

^ This Portfolio held futures contracts to gain or reduce exposure to the financial markets.

Investment security transactions for the six months ended June 30, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$143,665,015
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$283,310,139

As of June 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$63,257,374
Aggregate gross unrealized depreciation	(32,974,931)

Net unrealized appreciation	$30,282,443

Federal income tax cost of investments	$544,950,790

For the six months ended June 30, 2010, the Portfolio incurred approximately $713 as brokerage commissions with Keefe Bruyette & Woods, Inc. and $1,024 with Raymond James & Associates, Inc., affiliated broker/dealers.

The Portfolio has a net capital loss carryforward of $299,082,172 of which $69,758,333 expires in the year 2016, and $229,323,839 expires in the year 2017.

See Notes to Financial Statements.

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MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2010 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $107,767,695)	$107,767,695
Unaffiliated Issuers (Cost $426,226,006)	467,465,538
Cash held as collateral at broker	11,562,000
Receivable for securities sold	2,474,544
Dividends, interest and other receivables	161,410
Receivable from Separate Accounts for Trust shares sold	75,824
Receivable from investment sub- advisor	8,290
Other assets	3,198

Total assets	589,518,499

LIABILITIES
Overdraft payable	106,229
Variation margin payable on futures contracts	1,050,840
Payable to Separate Accounts for Trust shares redeemed	632,957
Investment management fees payable	432,410
Payable for securities purchased	187,393
Administrative fees payable	89,174
Distribution fees payable - Class B	59,029
Trustees’ fees payable	1,124
Accrued expenses	167,026

Total liabilities	2,726,182

NET ASSETS	$586,792,317

Net assets were comprised of:
Paid in capital	$814,633,724
Accumulated undistributed net investment income (loss)	(2,043,973)
Accumulated undistributed net realized gains (losses) on investments and futures	(265,400,889)
Net unrealized appreciation (depreciation) on investments and futures	39,603,455

Net assets	$586,792,317

Class A
Net asset value, offering and redemption price per share, $317,034,125 / 47,168,354 shares outstanding (unlimited amount authorized: $0.001 par value)	$6.72

Class B
Net asset value, offering and redemption price per share, $269,758,192 / 40,386,598 shares outstanding (unlimited amount authorized: $0.001 par value)	$6.68

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2010 (Unaudited)

INVESTMENT INCOME
Dividends ($19,560 of dividend income received from affiliates) (net of $5,004 foreign withholding tax)	$1,457,488
Interest	10
Securities lending (net)	162,176

Total income	1,619,674

EXPENSES
Investment management fees	2,646,769
Administrative fees	531,543
Distribution fees - Class B	370,749
Custodian fees	51,162
Printing and mailing expenses	37,456
Professional fees	27,644
Trustees’ fees	5,172
Miscellaneous	6,841

Gross expenses	3,677,336
Less: Reimbursement from sub-advisor	(8,290)
Fees paid indirectly	(7,781)

Net expenses	3,661,265

NET INVESTMENT INCOME (LOSS)	(2,041,591)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	60,496,069
Futures	(15,709,781)

Net realized gain (loss)	44,786,288

Change in unrealized appreciation (depreciation) on:
Securities	(61,423,686)
Futures	(1,783,992)

Net change in unrealized appreciation (depreciation)	(63,207,678)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(18,421,390)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(20,462,981)

See Notes to Financial Statements.

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MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(2,041,591)	$(200,758)
Net realized gain (loss) on investments and futures	44,786,288	(165,204,690)
Net change in unrealized appreciation (depreciation) on investments and futures	(63,207,678)	271,887,618

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(20,462,981)	106,482,170

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 3,563,598 and 16,163,252 shares, respectively ]	25,520,844	95,022,342
Capital shares repurchased [ (1,782,302) and (42,137,347) shares, respectively ]	(12,700,442)	(178,841,128)

Total Class A transactions	12,820,402	(83,818,786)

Class B
Capital shares sold [ 3,558,732 and 11,720,648 shares, respectively ]	25,680,190	65,191,386
Capital shares repurchased [ (5,573,014) and (9,778,339) shares, respectively ]	(39,844,835)	(54,827,394)

Total Class B transactions	(14,164,645)	10,363,992

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(1,344,243)	(73,454,794)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(21,807,224)	33,027,376
NET ASSETS:
Beginning of period	608,599,541	575,572,165

End of period (a)	$586,792,317	$608,599,541

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(2,043,973)	$(2,382)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO (d)

FINANCIAL HIGHLIGHTS

Class A	Six Months Ended June 30, 2010 (Unaudited)		Year Ended December 31, 2009	January 22, 2008* to December 31, 2008
Net asset value, beginning of period	$6.95		$5.15	$7.61

Income (loss) from investment operations:
Net investment income (loss)	(0.02	)(e)	0.01 (e)	(0.04	)(e)
Net realized and unrealized gain (loss) on investments and futures	(0.21)		1.79	(2.39)

Total from investment operations	(0.23)		1.80	(2.43)

Less distributions:
Distributions from net realized gains	—		—	(0.03)

Net asset value, end of period	$6.72		$6.95	$5.15

Total return (b)	(3.31)%		34.95%	(32.08)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$317,034		$315,379	$367,823
Ratio of expenses to average net assets:
After reimbursements (a)	1.06%		1.07%	1.35	%(c)
After reimbursements and fees paid indirectly (a)	1.06%		0.75%	1.30	%(c)
Before reimbursements and fees paid indirectly (a)	1.06%		1.07%	1.35	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	(0.54)%		(0.17)%	(0.64)%
After waivers, reimbursements and fees paid indirectly (a)	(0.54)%		0.15%	(0.59)%
Before waivers, reimbursements and fees paid indirectly (a)	(0.54)%		(0.17)%	(0.64)%
Portfolio turnover rate	25%		116%	98%

	Six Months Ended June 30, 2010 (Unaudited)		Year Ended December 31,
Class B			2009		2008		2007		2006		2005
Net asset value, beginning of period	$6.92		$5.13		$8.91		$9.52		$8.76		$8.28

Income (loss) from investment operations:
Net investment income (loss)	(0.03	)(e)	(0.01	)(e)	(0.06	)(e)	(0.02	)(e)	(0.07	)(e)	(0.07	)(e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(0.21)		1.80		(3.69)		0.33		0.95		0.70

Total from investment operations	(0.24)		1.79		(3.75)		0.31		0.88		0.63

Less distributions:
Distributions from net realized gains	—		—		(0.03)		(0.92)		(0.12)		(0.15)

Net asset value, end of period	$6.68		$6.92		$5.13		$8.91		$9.52		$8.76

Total return (b)	(3.47)%		34.89%		(42.21)%		3.60%		10.26%		7.55%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$269,758		$293,221		$207,749		$392,037		$277,810		$176,610
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.31%		1.32%		1.53%		1.47%		1.30%		1.30%
After waivers, reimbursements and fees paid indirectly (a)	1.31%		1.14%		1.48%		1.27%		1.30%		1.30%
Before waivers, reimbursements and fees paid indirectly (a)	1.31%		1 .32%		1.53%		1.54%		1.39%		1.37%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	(0.79)%		(0.42)%		(0.90)%		(0.39)%		(0.77)%		(0.85)%
After waivers, reimbursements and fees paid indirectly (a)	(0.79)%		(0.24)%		(0.85)%		(0.19)%		(0.77)%		(0.85)%
Before waivers, reimbursements and fees paid indirectly (a)	(0.79)%		(0.42)%		(0.90)%		(0.46)%		(0.85)%		(0.92)%
Portfolio turnover rate	25%		116%		98%		177%		279%		273%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO (d)

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expense.
(d)	On July 6, 2007, this Portfolio received, through a merger, the assets and liabilities of the EQ/Wells Fargo Montgomery Small Cap Portfolio that followed the same investment objectives of this Portfolio. Information for the year ended December 31, 2007 includes the results of the operations of the predecessor EQ/Wells Fargo Montgomery Small Cap Portfolio from January 1, 2007 through July 6, 2007.
(e)	Net investment income is based on average shares outstanding.

See Notes to Financial Statements.

MULTIMANAGER SMALL CAP VALUE PORTFOLIO (Unaudited)

Sector Weightings as of 06/30/10	% of Net Assets
Industrials	20.1%
Financials	19.7
Consumer Discretionary	11.2
Energy	7.9
Materials	5.2
Health Care	4.6
Information Technology	4.3
Utilities	3.4
Consumer Staples	2.1
Telecommunication Services	0.4
Cash and Other	21.1

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2010 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Expenses Paid During Period* 1/1/10 - 6/30/10
Class A
Actual	$1,000.00	$963.10	$5.06
Hypothetical (5% average return before expenses)	1,000.00	1,019.64	5.21
Class B
Actual	1,000.00	962.00	6.28
Hypothetical (5% average return before expenses)	1,000.00	1,018.40	6.46

*   Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 1.04% and 1.29%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (11.2%)
Auto Components (1.6%)
Amerigon, Inc.*	260,000	$1,918,800
Autoliv, Inc.*	101,100	4,837,635
Dana Holding Corp.*	5,276	52,760
Drew Industries, Inc.*	31,934	645,067
Exide Technologies, Inc.*	28,569	148,559
Gentex Corp.	197,400	3,549,252
Modine Manufacturing Co.*	23,207	178,230
Shiloh Industries, Inc.*	1,376	11,641
Spartan Motors, Inc.	16,347	68,657
Standard Motor Products, Inc.	7,536	60,816
Superior Industries International, Inc.	8,578	115,288

		11,586,705

Automobiles (0.8%)
Thor Industries, Inc.	209,100	4,966,125
Winnebago Industries, Inc.*	126,700	1,259,398

		6,225,523

Distributors (0.0%)
Audiovox Corp., Class A*	8,700	63,945
Core-Mark Holding Co., Inc.*	4,604	126,150

		190,095

Diversified Consumer Services (0.4%)
Mac-Gray Corp.	5,898	65,704
Regis Corp.	159,736	2,487,089
Stewart Enterprises, Inc., Class A	40,836	220,923

		2,773,716

Hotels, Restaurants & Leisure (0.5%)
AFC Enterprises, Inc.*	2,467	22,450
Biglari Holdings, Inc.*	646	185,337
Bluegreen Corp.*	7,300	21,973
Bob Evans Farms, Inc.	15,185	373,855
Boyd Gaming Corp.*	26,371	223,890
Churchill Downs, Inc.	4,790	157,112
Cracker Barrel Old Country Store, Inc.	843	39,250
Domino’s Pizza, Inc.*	11,631	131,430
Gaylord Entertainment Co.*	17,305	382,267
Isle of Capri Casinos, Inc.*	7,121	65,940
Jack in the Box, Inc.*	1,895	36,858
Landry’s Restaurants, Inc.*	3,659	89,499
Life Time Fitness, Inc.*	2,355	74,865
Marcus Corp.	9,800	92,708
McCormick & Schmick’s Seafood Restaurants, Inc.*	4,475	33,384
Monarch Casino & Resort, Inc.*	3,221	32,629
Morgans Hotel Group Co.*	6,894	42,467
Multimedia Games, Inc.*	12,079	54,356
O’Charleys, Inc.*	8,981	47,599
Orient-Express Hotels Ltd., Class A*	45,309	335,287
Papa John’s International, Inc.*	2,216	51,234
Pinnacle Entertainment, Inc.*	28,082	265,656
Red Lion Hotels Corp.*	6,105	36,447

	Number of Shares	Value (Note 1)

Red Robin Gourmet Burgers, Inc.*	7,726	$132,578
Ruby Tuesday, Inc.*	32,200	273,700
Scientific Games Corp., Class A*	15,625	143,750
Speedway Motorsports, Inc.	6,140	83,258
Vail Resorts, Inc.*	18,031	629,462

		4,059,241

Household Durables (1.5%)
American Greetings Corp., Class A	18,600	348,936
Bassett Furniture Industries, Inc.*	19,600	83,888
Beazer Homes USA, Inc.*	37,261	135,257
Blyth, Inc.	2,083	70,968
Brookfield Homes Corp.*	4,872	32,837
Cavco Industries, Inc.*	2,673	94,036
CSS Industries, Inc.	3,691	60,902
D.R. Horton, Inc.	114,800	1,128,484
Ethan Allen Interiors, Inc.	57,136	799,333
Furniture Brands International, Inc.*	21,100	110,142
Helen of Troy Ltd.*	15,324	338,047
Hooker Furniture Corp.	139,495	1,487,017
Hovnanian Enterprises, Inc., Class A*	25,715	94,631
Kid Brands, Inc.*	5,123	36,015
La-Z-Boy, Inc.*	277,704	2,063,341
Libbey, Inc.*	8,005	103,905
Lifetime Brands, Inc.*	4,642	67,866
M.D.C. Holdings, Inc.	70,800	1,908,060
M/I Homes, Inc.*	140,671	1,356,068
Meritage Homes Corp.*	16,011	260,659
Ryland Group, Inc.	21,992	347,914
Sealy Corp.*	15,028	40,125
Skyline Corp.	3,440	61,954
Standard Pacific Corp.*	53,498	178,148
Universal Electronics, Inc.*	4,247	70,628

		11,279,161

Internet & Catalog Retail (0.0%)
1-800-FLOWERS.COM, Inc., Class A*	12,258	25,251
Gaiam, Inc., Class A	8,041	48,809

		74,060

Leisure Equipment & Products (0.3%)
Arctic Cat, Inc.*	6,104	55,607
Brunswick Corp.	139,000	1,727,770
Callaway Golf Co.	32,400	195,696
JAKKS Pacific, Inc.*	13,891	199,753
Johnson Outdoors, Inc., Class A*	2,230	25,087
Leapfrog Enterprises, Inc.*	2,936	11,803
RC2 Corp.*	9,700	156,267
Sport Supply Group, Inc.	2,828	38,065
Steinway Musical Instruments, Inc.*	2,885	51,324

		2,461,372

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Media (0.5%)
AH Belo Corp., Class A*	9,021	$59,899
Ascent Media Corp., Class A*	7,147	180,533
Carmike Cinemas, Inc.*	2,321	14,065
Cinemark Holdings, Inc.	27,901	366,898
CKX, Inc.*	22,668	113,113
Cumulus Media, Inc., Class A*	8,785	23,456
Dex One Corp.*	22,996	436,924
Entercom Communications Corp., Class A*	2,062	18,187
EW Scripps Co., Class A*	15,500	115,165
Fisher Communications, Inc.*	3,262	54,932
Gray Television, Inc.*	23,914	57,633
Journal Communications, Inc., Class A*	18,100	71,857
Knology, Inc.*	1,469	16,056
LIN TV Corp., Class A*	13,346	72,202
Lions Gate Entertainment Corp.*	9,552	66,673
Live Nation Entertainment, Inc.*	69,776	729,159
LodgeNet Interactive Corp.*	8,661	32,132
Media General, Inc., Class A*	8,635	84,278
Mediacom Communications Corp., Class A*	19,835	133,291
Nexstar Broadcasting Group, Inc., Class A*	4,368	19,132
Outdoor Channel Holdings, Inc.*	6,047	28,240
Playboy Enterprises, Inc., Class B*	3,428	14,398
PRIMEDIA, Inc.	5,952	17,439
Radio One, Inc., Class D*	15,752	20,163
Scholastic Corp.	15,235	367,468
Sinclair Broadcast Group, Inc., Class A*	21,028	122,593
Warner Music Group Corp.*	15,297	74,343
World Wrestling Entertainment, Inc., Class A	1,358	21,131

		3,331,360

Multiline Retail (1.2%)
99 Cents Only Stores*	3,200	47,360
Bon-Ton Stores, Inc.*	3,749	36,553
Dillard’s, Inc., Class A	22,952	493,468
Fred’s, Inc., Class A	280,272	3,099,808
J.C. Penney Co., Inc.	127,600	2,740,848
Saks, Inc.*	248,865	1,888,885
Tuesday Morning Corp.*	175,710	701,083

		9,008,005

Specialty Retail (3.6%)
America’s Car-Mart, Inc.*	2,464	55,760
Barnes & Noble, Inc.	18,776	242,210
bebe Stores, Inc.	13,025	83,360
Books-A-Million, Inc.	3,577	21,534
Borders Group, Inc.*	24,973	33,214
Brown Shoe Co., Inc.	221,804	3,366,985
Buckle, Inc.	679	22,013
Build-A-Bear Workshop, Inc.*	8,628	58,498
Cabela’s, Inc.*	20,041	283,380
Cato Corp., Class A	11,102	244,466
Charming Shoppes, Inc.*	57,847	216,926

	Number of Shares	Value (Note 1)

Children’s Place Retail Stores, Inc.*	1,337	$58,855
Christopher & Banks Corp.	326,750	2,022,582
Collective Brands, Inc.*	10,206	161,255
Conn’s, Inc.*	354,810	2,086,283
Dress Barn, Inc.*	1,801	42,882
Finish Line, Inc., Class A	17,738	247,090
Genesco, Inc.*	10,816	284,569
Group 1 Automotive, Inc.*	139,138	3,273,917
Gymboree Corp.*	27,000	1,153,170
Haverty Furniture Cos., Inc.	8,006	98,394
HOT Topic, Inc.	12,741	64,724
Lithia Motors, Inc., Class A	9,677	59,804
MarineMax, Inc.*	10,895	75,611
Men’s Wearhouse, Inc.	174,966	3,212,376
New York & Co., Inc.*	11,908	27,269
OfficeMax, Inc.*	26,750	349,355
Pacific Sunwear of California, Inc.*	33,363	106,762
Penske Automotive Group, Inc.*	13,426	152,519
PEP Boys-Manny, Moe & Jack	26,312	233,124
Pier 1 Imports, Inc.*	180,200	1,155,082
Rent-A-Center, Inc.*	32,829	665,116
Sally Beauty Holdings, Inc.*	4,395	36,039
Select Comfort Corp.*	4,156	36,365
Shoe Carnival, Inc.*	3,801	77,959
Sonic Automotive, Inc., Class A*	371,661	3,181,418
Stage Stores, Inc.	19,403	207,224
Stein Mart, Inc.*	7,952	49,541
Systemax, Inc.	903	13,608
Talbots, Inc.*	4,496	46,354
West Marine, Inc.*	219,309	2,386,082
Wet Seal, Inc., Class A*	13,594	49,618

		26,243,293

Textiles, Apparel & Luxury Goods (0.8%)
American Apparel, Inc.*	14,143	25,882
Columbia Sportswear Co.	5,719	266,906
Delta Apparel, Inc.*	2,724	39,770
Iconix Brand Group, Inc.*	36,006	517,406
Jones Apparel Group, Inc.	43,564	690,489
Kenneth Cole Productions, Inc., Class A*	2,661	29,298
K-Swiss, Inc., Class A*	6,200	69,626
Movado Group, Inc.*	7,799	83,293
Perry Ellis International, Inc.*	4,737	95,688
Quiksilver, Inc.*	64,749	239,571
Timberland Co., Class A*	60,122	970,970
Unifi, Inc.*	20,737	79,215
UniFirst Corp.	7,042	309,989
Warnaco Group, Inc.*	60,600	2,190,084
Weyco Group, Inc.	1,860	42,371

		5,650,558

Total Consumer Discretionary		82,883,089

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Consumer Staples (2.1%)
Beverages (0.0%)
MGP Ingredients, Inc.*	4,882	$32,368

Food & Staples Retailing (0.8%)
Andersons, Inc.	9,209	300,121
Casey’s General Stores, Inc.	110,544	3,857,986
Great Atlantic & Pacific Tea Co., Inc.*	11,461	44,698
Ingles Markets, Inc., Class A	6,190	93,159
Nash Finch Co.	6,276	214,388
Pantry, Inc.*	10,438	147,280
Rite Aid Corp.*	251,870	246,833
Ruddick Corp.	10,487	324,992
Spartan Stores, Inc.	11,311	155,187
Susser Holdings Corp.*	3,131	36,914
Village Super Market, Inc., Class A	1,598	41,948
Weis Markets, Inc.	5,460	179,689
Winn-Dixie Stores, Inc.*	27,545	265,534

		5,908,729

Food Products (1.1%)
Alico, Inc.	1,201	27,599
American Italian Pasta Co., Class A*	8,306	439,138
B&G Foods, Inc., Class A	10,453	112,683
Cal-Maine Foods, Inc.	696	22,223
Chiquita Brands International, Inc.*	22,100	268,515
Darling International, Inc.*	298,414	2,241,089
Dole Food Co., Inc.*	17,758	185,216
Farmer Bros Co.	3,226	48,680
Fresh Del Monte Produce, Inc.*	19,809	400,934
Griffin Land & Nurseries, Inc.	1,100	27,940
Hain Celestial Group, Inc.*	20,330	410,056
Harbinger Group, Inc.*	4,737	29,748
Imperial Sugar Co.	6,215	62,772
J&J Snack Foods Corp.	427	17,977
John B. Sanfilippo & Son, Inc.*	3,980	57,591
Lancaster Colony Corp.	21,000	1,120,560
Omega Protein Corp.*	345,000	1,383,450
Pilgrim’s Pride Corp.*	13,507	88,741
Sanderson Farms, Inc.	1,238	62,816
Seneca Foods Corp., Class A*	3,839	123,846
Smart Balance, Inc.*	16,571	67,776
Tootsie Roll Industries, Inc.	1,198	28,333
TreeHouse Foods, Inc.*	17,349	792,155

		8,019,838

Household Products (0.1%)
Central Garden & Pet Co., Class A*	28,000	251,160
Oil-Dri Corp. of America	2,187	50,192
Spectrum Brands Holdings, Inc.*	8,982	227,783

		529,135

Personal Products (0.0%)
Elizabeth Arden, Inc.*	12,171	176,723
Nutraceutical International Corp.*	4,772	72,821
Prestige Brands Holdings, Inc.*	20,906	148,014

	Number of Shares	Value (Note 1)

Revlon, Inc., Class A*	2,790	$31,136
Schiff Nutrition International, Inc.	4,499	32,033

		460,727

Tobacco (0.1%)
Alliance One International, Inc.*	44,283	157,647
Universal Corp.	12,061	478,581
Vector Group Ltd.	6,924	116,462

		752,690

Total Consumer Staples		15,703,487

Energy (7.9%)
Energy Equipment & Services (6.0%)
Allis-Chalmers Energy, Inc.*	18,129	37,346
Atwood Oceanics, Inc.*	110,500	2,819,960
Basic Energy Services, Inc.*	11,597	89,297
Bristow Group, Inc.*	141,368	4,156,219
Cal Dive International, Inc.*	46,599	272,604
Complete Production Services, Inc.*	38,714	553,610
Dawson Geophysical Co.*	3,958	84,187
Global Geophysical Services, Inc.*	3,787	26,395
Global Industries Ltd.*	445,731	2,001,332
Gulf Island Fabrication, Inc.	7,254	112,582
Gulfmark Offshore, Inc., Class A*	11,527	302,007
Helix Energy Solutions Group, Inc.*	256,274	2,760,071
Hercules Offshore, Inc.*	57,188	138,967
Hornbeck Offshore Services, Inc.*	147,598	2,154,931
ION Geophysical Corp.*	375,000	1,305,000
Key Energy Services, Inc.*	59,107	542,602
Matrix Service Co.*	256,135	2,384,617
Mitcham Industries, Inc.*	310,000	2,092,500
Natural Gas Services Group, Inc.*	146,122	2,210,826
Newpark Resources, Inc.*	41,500	251,075
Oil States International, Inc.*	78,900	3,122,862
Parker Drilling Co.*	463,152	1,829,450
PHI, Inc.*	6,612	93,163
Pioneer Drilling Co.*	26,965	152,892
Rowan Cos., Inc.*	195,000	4,278,300
Seahawk Drilling, Inc.*	5,294	51,458
Superior Well Services, Inc.*	11,335	189,521
T-3 Energy Services, Inc.*	6,591	183,889
Tesco Corp.*	14,914	183,144
TETRA Technologies, Inc.*	33,477	303,971
Tidewater, Inc.	158,000	6,117,760
Union Drilling, Inc.*	7,509	41,375
Unit Corp.*	77,200	3,133,548
Vantage Drilling Co.*	61,734	83,341
Willbros Group, Inc.*	19,515	144,411

		44,205,213

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Oil, Gas & Consumable Fuels (1.9%)
Alon USA Energy, Inc.	3,623	$23,042
Approach Resources, Inc.*	6,683	45,979
Arch Coal, Inc.	29,700	588,357
ATP Oil & Gas Corp.*	22,154	234,611
Berry Petroleum Co., Class A	25,612	658,741
Bill Barrett Corp.*	22,936	705,741
BPZ Resources, Inc.*	36,751	152,517
Cheniere Energy, Inc.*	18,357	51,767
Clayton Williams Energy, Inc.*	335	14,110
Cloud Peak Energy, Inc.*	12,548	166,386
Contango Oil & Gas Co.*	2,063	92,319
Crosstex Energy, Inc.*	20,222	129,623
CVR Energy, Inc.*	15,066	113,296
Delek U.S. Holdings, Inc.	6,765	49,384
Delta Petroleum Corp.*	91,944	79,072
DHT Holdings, Inc.	23,952	92,215
Energy Partners Ltd.*	14,276	174,310
Gastar Exploration Ltd.*	21,811	78,738
General Maritime Corp.	25,000	151,000
GeoResources, Inc.*	6,560	91,381
GMX Resources, Inc.*	15,305	99,329
Golar LNG Ltd.	16,881	166,615
Goodrich Petroleum Corp.*	12,225	146,700
Green Plains Renewable Energy, Inc.*	7,957	81,320
Harvest Natural Resources, Inc.*	16,826	124,008
International Coal Group, Inc.*	65,401	251,794
James River Coal Co.*	2,626	41,806
Knightsbridge Tankers Ltd.	8,675	152,593
Kodiak Oil & Gas Corp.*	3,368	10,744
Miller Petroleum, Inc.*	9,047	52,111
Nordic American Tanker Shipping Ltd.	23,266	653,542
Overseas Shipholding Group, Inc.	57,222	2,119,503
Patriot Coal Corp.*	38,977	457,980
Penn Virginia Corp.	22,763	457,764
Petroleum Development Corp.*	9,671	247,771
PetroQuest Energy, Inc.*	21,442	144,948
PostRock Energy Corp.*	34,500	165,600
Resolute Energy Corp.*	17,148	209,891
REX American Resources Corp.*	3,647	58,352
Rex Energy Corp.*	13,405	135,390
Rosetta Resources, Inc.*	10,287	203,785
Ship Finance International Ltd.	21,996	393,288
Stone Energy Corp.*	20,113	224,461
Swift Energy Co.*	18,948	509,891
Teekay Corp.	78,900	2,064,813
Teekay Tankers Ltd., Class A	13,120	146,026
USEC, Inc.*	56,100	267,036
VAALCO Energy, Inc.*	22,767	127,495
Venoco, Inc.*	7,642	125,864
W&T Offshore, Inc.	16,321	154,397
Warren Resources, Inc.*	30,123	87,357
Western Refining, Inc.*	25,298	127,249
World Fuel Services Corp.	13,174	341,734

		14,243,746

Total Energy		58,448,959

	Number of Shares	Value (Note 1)

Financials (19.7%)
Capital Markets (1.0%)
American Capital Ltd.*	169,185	$815,472
Apollo Investment Corp.	96,444	899,823
Artio Global Investors, Inc.	1,339	21,076
BlackRock Kelso Capital Corp.	27,867	275,047
Calamos Asset Management, Inc., Class A	9,728	90,276
Capital Southwest Corp.	1,459	128,261
Cohen & Steers, Inc.	1,839	38,141
Cowen Group, Inc., Class A*	18,109	74,247
FBR Capital Markets Corp.*	26,270	87,479
Fifth Street Finance Corp.	22,581	249,068
GAMCO Investors, Inc., Class A	1,441	53,605
GFI Group, Inc.	13,671	76,284
Gladstone Capital Corp.	10,464	113,116
Gladstone Investment Corp.	10,893	63,506
Gleacher & Co., Inc.*	19,726	50,301
Golub Capital BDC, Inc.	3,671	52,936
Harris & Harris Group, Inc.*	15,806	64,647
Hercules Technology Growth Capital, Inc.	17,831	164,224
HFF, Inc., Class A*	3,649	25,798
International Assets Holding Corp.*	6,328	101,248
Investment Technology Group, Inc.*	21,373	343,250
JMP Group, Inc.	7,137	44,178
KBW, Inc.*	5,757	123,430
Knight Capital Group, Inc., Class A*	46,775	645,027
LaBranche & Co., Inc.*	18,712	80,087
Main Street Capital Corp.	6,101	91,088
MCG Capital Corp.	38,388	185,414
MF Global Holdings Ltd.*	43,037	245,741
MVC Capital, Inc.	11,300	145,996
NGP Capital Resources Co.	10,566	75,758
Oppenheimer Holdings, Inc., Class A	5,116	122,528
PennantPark Investment Corp.	15,625	149,219
Penson Worldwide, Inc.*	10,203	57,545
Piper Jaffray Cos., Inc.*	8,646	278,574
Prospect Capital Corp.	33,223	320,602
Safeguard Scientifics, Inc.*	9,339	98,620
Sanders Morris Harris Group, Inc.	10,574	58,686
Solar Capital Ltd.	2,956	56,933
Stifel Financial Corp.*	893	38,747
SWS Group, Inc.	14,317	136,011
Teton Advisors, Inc., Class B*†	74	633
Thomas Weisel Partners Group, Inc.*	5,361	31,576
TICC Capital Corp.	13,422	112,745
TradeStation Group, Inc.*	15,321	103,417
Triangle Capital Corp.	5,839	83,031

		7,073,391

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Commercial Banks (5.1%)
1st Source Corp.	7,661	$129,624
1st United Bancorp, Inc.*	10,805	79,525
Alliance Financial Corp./New York	2,339	65,024
American National Bankshares, Inc.	3,071	65,689
Ameris Bancorp*	11,831	114,288
Ames National Corp.	4,131	80,720
Arrow Financial Corp.	4,422	102,148
BancFirst Corp.	3,528	128,737
Banco Latinoamericano de Comercio Exterior S.A., Class E	13,308	166,217
Bancorp Rhode Island, Inc.	1,876	49,151
Bancorp, Inc./Delaware*	10,900	85,347
Bank of Marin Bancorp/California	2,685	85,732
Bank of the Ozarks, Inc.	5,693	201,931
Boston Private Financial Holdings, Inc.	34,767	223,552
Bridge Bancorp, Inc.	2,049	49,750
Bryn Mawr Bank Corp.	4,283	71,869
Camden National Corp.	3,845	105,622
Capital City Bank Group, Inc.	5,600	69,328
Cardinal Financial Corp.	14,277	131,919
Cathay General Bancorp	323,895	3,345,835
Center Financial Corp.*	17,531	90,285
Centerstate Banks, Inc.	10,996	110,950
Century Bancorp, Inc./Massachusetts, Class A	1,745	38,460
Chemical Financial Corp.	125,405	2,731,321
Citizens & Northern Corp.	6,020	64,414
Citizens Republic Bancorp, Inc.*	197,500	167,875
City Holding Co.	7,833	218,384
CNB Financial Corp./Pennsylvania	4,359	47,862
CoBiz Financial, Inc.	16,196	106,732
Columbia Banking System, Inc.	19,619	358,243
Community Bank System, Inc.	16,510	363,715
Community Trust Bancorp, Inc.	6,800	170,680
CVB Financial Corp.	44,784	425,448
Danvers Bancorp, Inc.	9,416	136,061
Eagle Bancorp, Inc.*	8,300	97,774
East West Bancorp, Inc.	225,000	3,431,250
Encore Bancshares, Inc.*	4,037	39,926
Enterprise Financial Services Corp.	7,357	70,921
F.N.B. Corp./Pennsylvania	56,806	456,152
Financial Institutions, Inc.	5,548	98,532
First Bancorp, Inc./Maine	4,297	56,420
First Bancorp/North Carolina	7,542	109,284
First Bancorp/Puerto Rico*	44,227	23,440
First Busey Corp.	25,200	114,156
First Commonwealth Financial Corp.	42,700	224,175
First Community Bancshares, Inc./Virginia	7,910	116,198
First Financial Bancorp	28,959	432,937
First Financial Bankshares, Inc.	5,823	280,028

	Number of Shares	Value (Note 1)

First Financial Corp./Indiana	5,550	$143,246
First Interstate Bancsystem, Inc.	6,031	94,868
First Merchants Corp.	12,693	107,637
First Midwest Bancorp, Inc./Illinois	37,001	449,932
First of Long Island Corp.	2,930	75,330
First South Bancorp, Inc./North Carolina	4,120	43,713
FirstMerit Corp.	53,661	919,213
German American Bancorp, Inc.	5,625	86,062
Glacier Bancorp, Inc.	35,844	525,831
Great Southern Bancorp, Inc.	5,079	103,154
Green Bankshares, Inc.*	5,850	74,705
Hancock Holding Co.	14,523	484,487
Hanmi Financial Corp.*	24,874	31,341
Heartland Financial USA, Inc.	6,600	114,048
Heritage Financial Corp./Washington*	5,076	75,988
Home Bancorp, Inc.*	3,993	51,550
Home Bancshares, Inc./Arkansas	10,931	249,336
Hudson Valley Holding Corp.	5,742	132,755
IBERIABANK Corp.	13,343	686,898
Independent Bank Corp./Massachusetts	10,578	261,065
International Bancshares Corp.	26,544	443,019
Investors Bancorp, Inc.*	20,659	271,046
Lakeland Bancorp, Inc.	10,304	87,790
Lakeland Financial Corp.	8,040	160,639
MainSource Financial Group, Inc.	10,081	72,281
MB Financial, Inc.	26,394	485,386
Merchants Bancshares, Inc.	2,349	52,195
Metro Bancorp, Inc.*	6,680	82,431
Midsouth Bancorp, Inc.	3,912	49,956
MidWestOne Financial Group, Inc.	3,517	54,443
Nara Bancorp, Inc.*	18,855	158,948
National Bankshares, Inc./Virginia	3,528	85,483
National Penn Bancshares, Inc.	62,727	376,989
NBT Bancorp, Inc.	17,159	350,387
Northfield Bancorp, Inc./New Jersey	9,001	116,833
Old National Bancorp/Indiana	43,512	450,784
OmniAmerican Bancorp, Inc.*	5,993	67,661
Oriental Financial Group, Inc.	16,564	209,700
Orrstown Financial Services, Inc.	3,322	73,516
Pacific Continental Corp.	9,349	88,535
PacWest Bancorp	15,410	282,157
Park National Corp.	6,141	399,411
Peapack Gladstone Financial Corp.	4,280	50,076
Penns Woods Bancorp, Inc.	1,836	55,851
Peoples Bancorp, Inc./Ohio	58,278	845,031
Pinnacle Financial Partners, Inc.*	16,576	213,002
Porter Bancorp, Inc.	1,395	17,605
PrivateBancorp, Inc.	25,636	284,047
Prosperity Bancshares, Inc.	23,280	808,980
Renasant Corp.	10,439	149,800

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Republic Bancorp, Inc./Kentucky, Class A	4,899	$109,738
S&T Bancorp, Inc.	12,374	244,510
Sandy Spring Bancorp, Inc.	11,996	168,064
Santander BanCorp*	2,255	28,503
SCBT Financial Corp.	6,408	225,690
Sierra Bancorp	4,814	55,361
Simmons First National Corp., Class A	8,591	225,600
Southside Bancshares, Inc.	7,788	152,956
Southwest Bancorp, Inc./Oklahoma	9,708	129,019
State Bancorp, Inc./New York	8,477	80,531
StellarOne Corp.	11,456	146,293
Sterling Bancorp/New York	13,289	119,601
Sterling Bancshares, Inc./Texas	45,740	215,435
Suffolk Bancorp	3,448	106,681
Susquehanna Bancshares, Inc.	64,766	539,501
SVB Financial Group*	20,791	857,213
SY Bancorp, Inc.	5,053	116,118
Taylor Capital Group, Inc.*	4,748	61,439
Texas Capital Bancshares, Inc.*	18,212	298,677
Tompkins Financial Corp.	3,933	148,471
Tower Bancorp, Inc.	2,690	58,884
TowneBank/Virginia	11,782	171,075
Trico Bancshares	7,040	119,187
Trustmark Corp.	31,781	661,680
UMB Financial Corp.	15,857	563,875
Umpqua Holdings Corp.	57,085	655,336
Union First Market Bankshares Corp.	8,993	110,254
United Bankshares, Inc.	19,343	463,071
United Community Banks, Inc./Georgia*	46,919	185,330
Univest Corp. of Pennsylvania	8,286	143,514
Virginia Commerce Bancorp, Inc.*	10,027	62,669
Washington Banking Co.	7,814	99,941
Washington Trust Bancorp, Inc.	6,990	119,110
Webster Financial Corp.	32,650	585,741
WesBanco, Inc.	11,284	190,135
West Bancorp, Inc.*	8,002	54,494
West Coast Bancorp/Oregon	46,008	117,320
Westamerica Bancorp	8,125	426,725
Western Alliance Bancorp*	29,231	209,586
Whitney Holding Corp./Louisiana	47,241	436,979
Wilshire Bancorp, Inc.	9,838	86,083
Wintrust Financial Corp.	15,547	518,337

		37,557,499

Consumer Finance (0.9%)
Advance America Cash Advance Centers, Inc.	23,926	98,814
Cash America International, Inc.	9,996	342,563
CompuCredit Holdings Corp.	6,890	27,284
EZCORP, Inc., Class A*	196,776	3,650,195
First Cash Financial Services, Inc.*	105,000	2,289,000
First Marblehead Corp.*	27,000	63,450
Nelnet, Inc., Class A	11,988	231,129

	Number of Shares	Value (Note 1)

Student Loan Corp.	1,854	$44,644
World Acceptance Corp.*	4,174	159,906

		6,906,985

Diversified Financial Services (0.2%)
Asset Acceptance Capital Corp.*	7,715	31,940
Asta Funding, Inc.	5,394	53,239
Compass Diversified Holdings	14,400	193,104
Encore Capital Group, Inc.*	2,232	46,001
Marlin Business Services Corp.*	4,306	52,059
Medallion Financial Corp.	7,156	47,230
NewStar Financial, Inc.*	13,011	82,750
PHH Corp.*	27,655	526,551
PICO Holdings, Inc.*	11,265	337,612
Primus Guaranty Ltd.*	8,446	31,166

		1,401,652

Insurance (7.0%)
Alterra Capital Holdings Ltd.	47,566	893,289
Ambac Financial Group, Inc.*	138,600	92,862
American Equity Investment Life Holding Co.	29,234	301,695
American National Insurance Co.	20,500	1,659,885
American Physicians Capital, Inc.	4,027	124,233
American Physicians Service Group, Inc.	3,196	78,142
American Safety Insurance Holdings Ltd.*	5,230	82,216
AMERISAFE, Inc.*	9,480	166,374
Amtrust Financial Services, Inc.	11,269	135,679
Argo Group International Holdings Ltd.	15,452	472,677
Arthur J. Gallagher & Co.	73,800	1,799,244
Aspen Insurance Holdings Ltd.	151,600	3,750,584
Baldwin & Lyons, Inc., Class B	4,066	85,427
Citizens, Inc./Texas*	17,981	119,753
CNA Surety Corp.*	8,900	143,023
CNO Financial Group, Inc.*	101,840	504,108
Delphi Financial Group, Inc., Class A	23,706	578,663
Donegal Group, Inc., Class A	5,593	68,738
EMC Insurance Group, Inc.	2,460	53,948
Employers Holdings, Inc.	21,473	316,297
Enstar Group, Ltd.*	3,477	231,012
Erie Indemnity Co., Class A	52,500	2,388,750
FBL Financial Group, Inc., Class A	6,718	141,078
First American Financial Corp.	47,845	606,675
First Mercury Financial Corp.	7,139	75,531
Flagstone Reinsurance Holdings S.A.	25,879	280,011
FPIC Insurance Group, Inc.*	4,993	128,070
Greenlight Capital Reinsurance Ltd., Class A*	14,000	352,660
Hallmark Financial Services*	5,852	58,227
Hanover Insurance Group, Inc.	37,500	1,631,250
Harleysville Group, Inc.	5,777	179,260
HCC Insurance Holdings, Inc.	19,600	485,296

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Hilltop Holdings, Inc.*	19,915	$199,349
Horace Mann Educators Corp.	19,663	300,844
Infinity Property & Casualty Corp.	6,604	304,973
Kansas City Life Insurance Co.	2,056	60,796
Maiden Holdings Ltd.	24,912	163,672
Meadowbrook Insurance Group, Inc.	27,324	235,806
Montpelier Reinsurance Holdings Ltd.	222,181	3,317,162
National Financial Partners Corp.*	21,416	209,234
National Interstate Corp.	3,400	67,388
National Western Life Insurance Co., Class A	1,092	166,814
Navigators Group, Inc.*	6,077	249,947
NYMAGIC, Inc.	2,527	48,746
Old Republic International Corp.	520,000	6,307,600
Phoenix Cos., Inc.*	57,772	121,899
Platinum Underwriters Holdings Ltd.	22,535	817,795
PMA Capital Corp., Class A*	16,301	106,772
Presidential Life Corp.	10,338	94,076
Primerica, Inc.*	11,799	252,971
ProAssurance Corp.*	16,241	921,839
Protective Life Corp.	294,000	6,288,660
RLI Corp.	49,217	2,584,385
Safety Insurance Group, Inc.	6,260	231,745
SeaBright Holdings, Inc.	11,024	104,507
Selective Insurance Group, Inc.	26,540	394,384
StanCorp Financial Group, Inc.	51,000	2,067,540
State Auto Financial Corp.	7,206	111,765
Stewart Information Services Corp.	8,642	77,951
Tower Group, Inc.	166,926	3,593,917
Transatlantic Holdings, Inc.	27,500	1,318,900
United America Indemnity Ltd., Class A*	13,903	102,326
United Fire & Casualty Co.	11,406	226,067
Universal Insurance Holdings, Inc.	8,398	35,104
Validus Holdings Ltd.	121,000	2,954,820

		52,024,411

Real Estate Investment Trusts (REITs) (4.0%)
Acadia Realty Trust (REIT)	16,386	275,613
Agree Realty Corp. (REIT)	4,483	104,544
Alexander’s, Inc. (REIT)	400	121,168
American Campus Communities, Inc. (REIT)	26,324	718,382
American Capital Agency Corp. (REIT)	16,180	427,476
Anworth Mortgage Asset Corp. (REIT)	59,623	424,516
Apollo Commercial Real Estate Finance, Inc. (REIT)	5,816	95,731
Ashford Hospitality Trust, Inc. (REIT)*	20,559	150,697
Associated Estates Realty Corp. (REIT)	7,585	98,226

	Number of Shares	Value (Note 1)

BioMed Realty Trust, Inc. (REIT)	57,041	$917,790
CapLease, Inc. (REIT)	29,234	134,769
Capstead Mortgage Corp. (REIT)	35,100	388,206
CBL & Associates Properties, Inc. (REIT)	69,150	860,226
Cedar Shopping Centers, Inc. (REIT)	27,746	167,031
Chatham Lodging Trust (REIT)*	4,486	80,165
Chesapeake Lodging Trust (REIT)*	4,200	66,444
Cogdell Spencer, Inc. (REIT)	21,809	147,429
Colonial Properties Trust (REIT)	35,274	512,531
Colony Financial, Inc. (REIT)	7,831	132,344
Cousins Properties, Inc. (REIT)	45,261	305,059
CreXus Investment Corp. (REIT)	7,300	90,739
Cypress Sharpridge Investments, Inc. (REIT)	8,196	103,761
DCT Industrial Trust, Inc. (REIT)	106,140	479,753
DiamondRock Hospitality Co. (REIT)*	77,586	637,757
DuPont Fabros Technology, Inc. (REIT)	12,960	318,298
Dynex Capital, Inc. (REIT)	7,044	65,016
EastGroup Properties, Inc. (REIT)	7,615	270,942
Education Realty Trust, Inc. (REIT)	28,977	174,731
Entertainment Properties Trust (REIT)	23,214	883,757
Equity Lifestyle Properties, Inc. (REIT)	4,730	228,128
Equity One, Inc. (REIT)	16,099	251,144
Excel Trust, Inc. (REIT)*	7,661	91,932
Extra Space Storage, Inc. (REIT)	44,222	614,686
FelCor Lodging Trust, Inc. (REIT)*	17,232	85,988
First Industrial Realty Trust, Inc. (REIT)*	32,056	154,510
First Potomac Realty Trust (REIT)	18,879	271,291
Franklin Street Properties Corp. (REIT)	34,855	411,638
Getty Realty Corp. (REIT)	5,800	129,978
Gladstone Commercial Corp. (REIT)	4,478	73,171
Glimcher Realty Trust (REIT)	34,655	207,237
Government Properties Income Trust (REIT)	10,975	280,082
Hatteras Financial Corp. (REIT)	18,200	506,324
Healthcare Realty Trust, Inc. (REIT)	31,388	689,594
Hersha Hospitality Trust (REIT)	55,284	249,884

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Highwoods Properties, Inc. (REIT)	33,700	$935,512
Home Properties, Inc. (REIT)	13,443	605,876
Inland Real Estate Corp. (REIT)	37,472	296,778
Invesco Mortgage Capital, Inc. (REIT)	13,326	266,653
Investors Real Estate Trust (REIT)	37,710	332,979
iStar Financial, Inc. (REIT)*	46,889	209,125
Kilroy Realty Corp. (REIT)	27,325	812,372
Kite Realty Group Trust (REIT)	27,577	115,272
LaSalle Hotel Properties (REIT)	35,064	721,267
Lexington Realty Trust (REIT)	48,310	290,343
LTC Properties, Inc. (REIT)	10,184	247,166
Medical Properties Trust, Inc. (REIT)	55,713	525,931
MFA Financial, Inc. (REIT)	139,967	1,035,756
Mid-America Apartment Communities, Inc. (REIT)	5,750	295,953
Mission West Properties, Inc. (REIT)	9,403	64,128
Monmouth Real Estate Investment Corp. (REIT), Class A	13,860	102,425
MPG Office Trust, Inc. (REIT)*	23,652	69,300
National Health Investors, Inc. (REIT)	7,336	282,876
National Retail Properties, Inc. (REIT)	41,827	896,771
Newcastle Investment Corp. (REIT)*	31,080	83,294
NorthStar Realty Finance Corp. (REIT)	37,614	100,429
Omega Healthcare Investors, Inc. (REIT)	37,784	753,035
One Liberty Properties, Inc. (REIT)	4,513	67,289
Parkway Properties, Inc./Maryland (REIT)	10,905	158,886
Pebblebrook Hotel Trust (REIT)*	9,837	185,427
Pennsylvania Real Estate Investment Trust (REIT)	27,652	337,907
Pennymac Mortgage Investment Trust (REIT)*	8,332	132,479
Post Properties, Inc. (REIT)	24,580	558,703
Potlatch Corp. (REIT)	9,806	350,368
PS Business Parks, Inc. (REIT)	7,683	428,558
RAIT Financial Trust (REIT)*	40,194	75,163
Ramco-Gershenson Properties Trust (REIT)	19,142	193,334
Redwood Trust, Inc. (REIT)	39,123	572,761
Resource Capital Corp. (REIT)	22,161	125,874
Retail Opportunity Investments Corp.	20,580	198,597
Saul Centers, Inc. (REIT)	1,253	50,909
Sovran Self Storage, Inc. (REIT)	14,076	484,637
Strategic Hotels & Resorts, Inc. (REIT)*	53,109	233,149

	Number of Shares	Value (Note 1)

Sun Communities, Inc. (REIT)	9,563	$248,255
Sunstone Hotel Investors, Inc. (REIT)*	49,599	492,518
Tanger Factory Outlet Centers (REIT)	8,880	367,454
Terreno Realty Corp. (REIT)*	4,673	82,759
Two Harbors Investment Corp. (REIT)	13,672	112,794
UMH Properties, Inc. (REIT)	5,377	54,146
Universal Health Realty Income Trust (REIT)	2,946	94,655
Urstadt Biddle Properties, Inc. (REIT), Class A	9,507	153,348
U-Store-It Trust (REIT)	46,502	346,905
Walter Investment Management Corp. (REIT)	12,907	211,029
Washington Real Estate Investment Trust (REIT)	23,003	634,653
Winthrop Realty Trust (REIT)	9,139	117,071

		29,511,557

Real Estate Management & Development (0.1%)
Avatar Holdings, Inc.*	4,431	84,987
Consolidated-Tomoka Land Co.	2,797	79,714
Forestar Group, Inc.*	18,255	327,860
Tejon Ranch Co.*	4,256	98,228
Thomas Properties Group, Inc.	17,632	58,362

		649,151

Thrifts & Mortgage Finance (1.4%)
Abington Bancorp, Inc.	10,506	91,612
Astoria Financial Corp.	43,015	591,886
Bank Mutual Corp.	22,358	126,993
BankFinancial Corp.	9,587	79,668
Beneficial Mutual Bancorp, Inc.*	17,100	168,948
Berkshire Hills Bancorp, Inc.	6,949	135,367
BofI Holding, Inc.*	3,512	49,589
Brookline Bancorp, Inc.	29,269	259,909
Clifton Savings Bancorp, Inc.	5,134	44,409
Dime Community Bancshares, Inc.	13,227	163,089
Doral Financial Corp.*	9,307	22,709
ESB Financial Corp.	4,460	58,203
ESSA Bancorp, Inc.	6,872	84,594
Federal Agricultural Mortgage Corp., Class C	4,793	67,246
First Financial Holdings, Inc.	8,310	95,149
Flagstar Bancorp, Inc.*	23,012	72,258
Flushing Financial Corp.	15,469	189,186
Fox Chase Bancorp, Inc.*	2,812	26,911
Home Federal Bancorp, Inc./Idaho	8,281	104,589
Kearny Financial Corp.	7,603	69,643
K-Fed Bancorp	1,894	17,198
Meridian Interstate Bancorp, Inc.*	4,668	50,881
MGIC Investment Corp.*	100,075	689,517
NASB Financial, Inc.	1,711	25,922
NewAlliance Bancshares, Inc.	52,722	591,014
Northwest Bancshares, Inc.	54,530	625,459
OceanFirst Financial Corp.	6,973	84,164

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Ocwen Financial Corp.*	37,117	$378,222
Oritani Financial Corp.	18,830	188,300
PMI Group, Inc.*	71,326	206,132
Provident Financial Services, Inc.	29,811	348,491
Provident New York Bancorp	19,476	172,363
Radian Group, Inc.	66,412	480,823
Rockville Financial, Inc.	4,181	49,796
Roma Financial Corp.	4,062	44,113
Territorial Bancorp, Inc.	6,000	113,700
TrustCo Bank Corp. NY/New York	623,242	3,490,155
United Financial Bancorp, Inc.	8,151	111,261
ViewPoint Financial Group	3,272	45,317
Waterstone Financial, Inc.*	3,732	12,726
Westfield Financial, Inc.	14,940	124,450
WSFS Financial Corp.	2,475	88,927

		10,440,889

Total Financials		145,565,535

Health Care (4.6%)
Biotechnology (0.2%)
Alkermes, Inc.*	33,768	420,412
Celera Corp.*	37,929	248,435
Enzon Pharmaceuticals, Inc.*	9,464	100,791
Exelixis, Inc.*	25,038	86,882
Infinity Pharmaceuticals, Inc.*	2,404	14,208
Inovio Pharmaceuticals, Inc.*	15,653	15,966
Lexicon Pharmaceuticals, Inc.*	65,743	84,151
Martek Biosciences Corp.*	16,676	395,388
Maxygen, Inc.*	14,164	78,327
Progenics Pharmaceuticals, Inc.*	4,182	22,917

		1,467,477

Health Care Equipment & Supplies (1.6%)
Alphatec Holdings, Inc.*	5,681	26,360
Analogic Corp.	1,800	81,918
AngioDynamics, Inc.*	12,277	181,086
Cantel Medical Corp.	6,367	106,329
CONMED Corp.*	14,588	271,774
CryoLife, Inc.*	12,815	69,073
Cutera, Inc.*	6,323	58,235
Cynosure, Inc., Class A*	4,896	52,730
DynaVox, Inc., Class A*	4,078	65,289
Exactech, Inc.*	1,346	22,990
Greatbatch, Inc.*	11,439	255,204
HealthTronics, Inc.*	4,965	23,981
ICU Medical, Inc.*	4,389	141,194
Invacare Corp.	13,604	282,147
Medical Action Industries, Inc.*	7,091	85,021
Merit Medical Systems, Inc.*	1,347	21,646
NxStage Medical, Inc.*	970	14,395
Palomar Medical Technologies, Inc.*	3,897	43,607
Rochester Medical Corp.*	180,000	1,701,000
RTI Biologics, Inc.*	25,692	75,278
Solta Medical, Inc.*	20,865	39,643
STERIS Corp.	108,437	3,370,222
SurModics, Inc.*	3,639	59,716
Symmetry Medical, Inc.*	17,907	188,740
Syneron Medical Ltd.*	13,310	136,827

	Number of Shares	Value (Note 1)

Teleflex, Inc.	47,900	$2,600,012
TomoTherapy, Inc.*	15,857	50,425
West Pharmaceutical Services, Inc.	45,000	1,642,050
Wright Medical Group, Inc.*	7,033	116,818
Young Innovations, Inc.	1,928	54,273

		11,837,983

Health Care Providers & Services (1.4%)
Allied Healthcare International, Inc.*	21,585	50,077
America Service Group, Inc.	223,000	3,835,600
American Dental Partners, Inc.*	7,447	90,183
AMERIGROUP Corp.*	22,035	715,697
AMN Healthcare Services, Inc.*	8,977	67,148
Amsurg Corp.*	15,427	274,909
Assisted Living Concepts, Inc., Class A*	4,956	146,648
BioScrip, Inc.*	5,300	27,772
Capital Senior Living Corp.*	13,600	67,592
CardioNet, Inc.*	8,819	48,328
Centene Corp.*	24,263	521,654
Chindex International, Inc.*	3,973	49,782
Continucare Corp.*	3,830	12,830
Cross Country Healthcare, Inc.*	15,609	140,325
Five Star Quality Care, Inc.*	15,746	47,553
Gentiva Health Services, Inc.*	9,520	257,135
Hanger Orthopedic Group, Inc.*	6,442	115,698
HealthSouth Corp.*	2,636	49,320
Healthspring, Inc.*	28,866	447,712
Healthways, Inc.*	17,002	202,664
Kindred Healthcare, Inc.*	19,500	250,380
Magellan Health Services, Inc.*	16,651	604,764
MedCath Corp.*	10,232	80,423
Molina Healthcare, Inc.*	2,737	78,826
National Healthcare Corp.	4,417	152,210
Odyssey HealthCare, Inc.*	978	26,132
Owens & Minor, Inc.	6,624	187,989
PharMerica Corp.*	9,248	135,576
Prospect Medical Holdings, Inc.*	2,620	15,851
Psychiatric Solutions, Inc.*	7,645	250,144
RehabCare Group, Inc.*	10,023	218,301
Res-Care, Inc.*	12,612	121,832
Select Medical Holdings Corp.*	24,929	169,019
Skilled Healthcare Group, Inc., Class A*	9,802	66,556
Sun Healthcare Group, Inc.*	21,710	175,417
Triple-S Management Corp., Class B*	10,038	186,205
Universal American Corp.*	15,929	229,378
WellCare Health Plans, Inc.*	21,158	502,291

		10,619,921

Health Care Technology (0.0%)
Vital Images, Inc.*	2,147	27,374

Life Sciences Tools & Services (1.1%)
Affymetrix, Inc.*	31,426	185,413
Albany Molecular Research, Inc.*	12,088	62,495
Cambrex Corp.*	15,101	47,568
Furiex Pharmaceuticals, Inc.*	1	10
Kendle International, Inc.*	7,034	81,032

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Mettler-Toledo International, Inc.*	32,000	$3,572,160
Pharmaceutical Product Development, Inc.	150,300	3,819,123

		7,767,801

Pharmaceuticals (0.3%)
BMP Sunstone Corp.*	11,267	58,025
Caraco Pharmaceutical Laboratories Ltd.*	3,000	14,160
Cornerstone Therapeutics, Inc.*	4,108	24,196
Cypress Bioscience, Inc.*	17,016	39,137
Impax Laboratories, Inc.*	3,349	63,832
Lannett Co., Inc.*	3,854	17,613
Medicines Co.*	11,928	90,772
Medicis Pharmaceutical Corp., Class A	30,128	659,200
Par Pharmaceutical Cos., Inc.*	17,582	456,429
Sucampo Pharmaceuticals, Inc., Class A*	5,407	19,087
SuperGen, Inc.*	26,798	54,132
ViroPharma, Inc.*	38,901	436,080

		1,932,663

Total Health Care		33,653,219

Industrials (20.1%)
Aerospace & Defense (1.0%)
AAR Corp.*	19,431	325,275
Applied Signal Technology, Inc.	3,510	68,972
Argon ST, Inc.*	6,668	228,646
Ceradyne, Inc.*	92,855	1,984,311
Cubic Corp.	4,392	159,781
Curtiss-Wright Corp.	22,840	663,274
Ducommun, Inc.	5,254	89,843
DynCorp International, Inc., Class A*	7,347	128,719
Esterline Technologies Corp.*	14,776	701,121
GenCorp, Inc.*	26,950	118,041
Global Defense Technology & Systems, Inc.*	1,635	20,879
Herley Industries, Inc.*	6,782	96,711
Hexcel Corp.*	8,428	130,718
Kratos Defense & Security Solutions, Inc.*	7,801	81,911
Ladish Co., Inc.*	7,850	178,352
LMI Aerospace, Inc.*	4,382	69,104
Moog, Inc., Class A*	22,640	729,687
Orbital Sciences Corp.*	16,613	261,987
Teledyne Technologies, Inc.*	13,071	504,279
Triumph Group, Inc.	8,314	553,962

		7,095,573

Air Freight & Logistics (0.1%)
Air Transport Services Group, Inc.*	26,919	128,134
Atlas Air Worldwide Holdings, Inc.*	12,879	611,753
Dynamex, Inc.*	2,779	33,904

		773,791

	Number of Shares	Value (Note 1)

Airlines (0.8%)
AirTran Holdings, Inc.*	66,189	$321,016
Alaska Air Group, Inc.*	16,862	757,947
Hawaiian Holdings, Inc.*	19,375	100,169
JetBlue Airways Corp.*	121,698	668,122
Pinnacle Airlines Corp.*	9,205	50,075
Republic Airways Holdings, Inc.*	16,943	103,522
SkyWest, Inc.	274,445	3,353,718
U.S. Airways Group, Inc.*	80,485	692,976

		6,047,545

Building Products (2.2%)
A.O. Smith Corp.	21,847	1,052,807
American Woodmark Corp.	136,583	2,335,569
Ameron International Corp.	4,616	278,483
Apogee Enterprises, Inc.	250,250	2,710,208
Builders FirstSource, Inc.*	19,024	45,658
Gibraltar Industries, Inc.*	265,083	2,677,338
Griffon Corp.*	22,395	247,689
Insteel Industries, Inc.	8,481	98,549
PGT, Inc.*	6,868	17,651
Quanex Building Products Corp.	14,969	258,814
Simpson Manufacturing Co., Inc.	101,874	2,501,007
Universal Forest Products, Inc.	126,675	3,839,519

		16,063,292

Commercial Services & Supplies (2.6%)
ABM Industries, Inc.	197,629	4,140,328
ACCO Brands Corp.*	27,438	136,916
American Reprographics Co.*	15,611	136,284
ATC Technology Corp.*	6,072	97,881
Bowne & Co., Inc.	5,198	58,322
Brink’s Co.	3,768	71,705
Copart, Inc.*	85,000	3,043,850
Cornell Cos., Inc.*	5,700	153,159
Courier Corp.	5,096	62,222
Deluxe Corp.	1,591	29,831
EnergySolutions, Inc.	44,185	224,902
Ennis, Inc.	10,308	154,723
Fuel Tech, Inc.*	8,980	56,754
G&K Services, Inc., Class A	9,330	192,664
GEO Group, Inc.*	7,721	160,211
Kimball International, Inc., Class B	15,826	87,518
M&F Worldwide Corp.*	5,075	137,532
McGrath RentCorp	7,089	161,487
Metalico, Inc.*	18,786	74,768
Mine Safety Appliances Co.	113,434	2,810,894
Mobile Mini, Inc.*	230,089	3,745,849
Multi-Color Corp.	4,959	50,780
Steelcase, Inc., Class A	33,907	262,779
Sykes Enterprises, Inc.*	17,977	255,813
Team, Inc.*	188,682	2,462,300
United Stationers, Inc.*	4,471	243,535
Viad Corp.	9,006	158,956
Waste Services, Inc.*	13,586	158,413

		19,330,376

Construction & Engineering (1.8%)
Argan, Inc.*	3,185	33,220
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)*	80,000	1,504,800
Comfort Systems USA, Inc.	18,800	181,608

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Dycom Industries, Inc.*	19,370	$165,613
EMCOR Group, Inc.*	111,816	2,590,777
Furmanite Corp.*	370,000	1,468,900
Granite Construction, Inc.	135,865	3,203,697
Great Lakes Dredge & Dock Corp.	18,863	113,178
Insituform Technologies, Inc., Class A*	2,789	57,119
Layne Christensen Co.*	9,789	237,579
MasTec, Inc.*	26,158	245,885
Michael Baker Corp.*	3,436	119,916
MYR Group, Inc.*	8,425	140,613
Northwest Pipe Co.*	4,595	87,305
Orion Marine Group, Inc.*	195,000	2,769,000
Pike Electric Corp.*	8,239	77,611
Primoris Services Corp.	8,685	54,715
Sterling Construction Co., Inc.*	8,070	104,426
Tutor Perini Corp.*	13,322	219,547

		13,375,509

Electrical Equipment (1.2%)
Advanced Battery Technologies, Inc.*	10,246	33,607
AZZ, Inc.	413	15,186
Baldor Electric Co.	1,410	50,873
Brady Corp., Class A	139,366	3,473,000
Broadwind Energy, Inc.*	33,966	95,105
Encore Wire Corp.	9,153	166,493
EnerSys*	17,252	368,675
Franklin Electric Co., Inc.	59,221	1,706,749
Generac Holdings, Inc.*	6,100	85,461
Hoku Corp.*	7,817	26,109
LSI Industries, Inc.	9,791	47,780
Powell Industries, Inc.*	36,594	1,000,480
Preformed Line Products Co.	1,043	29,152
Roper Industries, Inc.	35,000	1,958,600

		9,057,270

Industrial Conglomerates (0.6%)
Carlisle Cos., Inc.	108,000	3,902,040
Otter Tail Corp.	16,814	325,015
Seaboard Corp.	162	244,620
Standex International Corp.	5,161	130,831
Tredegar Corp.	11,425	186,456
United Capital Corp.*	919	22,433

		4,811,395

Machinery (5.4%)
Alamo Group, Inc.	3,077	66,771
Albany International Corp., Class A	11,102	179,741
American Railcar Industries, Inc.*	4,736	57,211
Ampco-Pittsburgh Corp.	3,836	79,904
Astec Industries, Inc.*	97,882	2,714,268
Barnes Group, Inc.	3,122	51,170
Briggs & Stratton Corp.	110,675	1,883,688
Cascade Corp.	4,541	161,705
Chart Industries, Inc.*	14,114	219,896
CIRCOR International, Inc.	51,605	1,320,056
CLARCOR, Inc.	1,646	58,466
CNH Global N.V.*	13,500	305,775

	Number of Shares	Value (Note 1)

Columbus McKinnon Corp.*	9,551	$133,427
Commercial Vehicle Group, Inc.*	12,048	123,010
Douglas Dynamics, Inc.*	5,631	64,756
Dynamic Materials Corp.	3,784	60,695
EnPro Industries, Inc.*	5,997	168,816
ESCO Technologies, Inc.	12,958	333,668
Federal Signal Corp.	30,940	186,878
Flow International Corp.*	100	236
Force Protection, Inc.*	34,423	141,134
FreightCar America, Inc.	5,895	133,345
Gardner Denver, Inc.	76,300	3,402,217
Graco, Inc.	114,500	3,227,755
Greenbrier Cos., Inc.*	9,503	106,434
Kadant, Inc.*	4,600	80,132
Kennametal, Inc.	118,700	3,018,541
L.B. Foster Co., Class A*	5,117	132,633
Lincoln Electric Holdings, Inc.	51,900	2,646,381
Lydall, Inc.*	8,445	64,520
Met-Pro Corp.	7,029	75,632
Miller Industries, Inc.	5,025	67,687
Mueller Industries, Inc.	164,711	4,051,891
Mueller Water Products, Inc., Class A	5,126	19,017
NACCO Industries, Inc., Class A	231	20,504
Nordson Corp.	64,500	3,617,160
Robbins & Myers, Inc.	13,493	293,338
Tecumseh Products Co., Class A*	9,310	103,527
Thermadyne Holdings Corp.*	4,044	43,716
Timken Co.	29,000	753,710
Titan International, Inc.	14,857	148,124
Trinity Industries, Inc.	222,000	3,933,840
Twin Disc, Inc.	3,764	42,759
Wabash National Corp.*	402,167	2,859,407
Watts Water Technologies, Inc., Class A	83,401	2,390,273

		39,543,814

Marine (0.5%)
American Commercial Lines, Inc.*	4,537	102,128
Baltic Trading Ltd.*	8,051	91,540
Eagle Bulk Shipping, Inc.*	31,071	131,119
Excel Maritime Carriers Ltd.*	19,341	99,026
Genco Shipping & Trading Ltd.*	12,898	193,341
Horizon Lines, Inc., Class A	15,009	63,488
International Shipholding Corp.	2,759	61,057
Kirby Corp.*	75,000	2,868,750
Ultrapetrol Bahamas Ltd.*	11,241	48,898

		3,659,347

Professional Services (0.5%)
Administaff, Inc.	71,000	1,715,360
Barrett Business Services, Inc.	1,349	16,728
CBIZ, Inc.*	9,967	63,390
CDI Corp.	5,462	84,825
CRA International, Inc.*	4,535	85,394
Dolan Media Co.*	8,469	94,175
GP Strategies Corp.*	5,446	39,538

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Heidrick & Struggles International, Inc.	8,033	$183,313
Hill International, Inc.*	9,834	39,926
Huron Consulting Group, Inc.*	7,399	143,615
ICF International, Inc.*	5,545	132,692
Kelly Services, Inc., Class A*	11,855	176,284
Korn/Ferry International*	21,685	301,421
LECG Corp.*	10,754	27,960
Navigant Consulting, Inc.*	19,123	198,497
On Assignment, Inc.*	16,390	82,442
School Specialty, Inc.*	6,029	108,944
SFN Group, Inc.*	22,703	123,958
TrueBlue, Inc.*	8,167	91,389
VSE Corp.	1,051	33,443

		3,743,294

Road & Rail (2.2%)
Amerco, Inc.*	4,283	235,779
Arkansas Best Corp.	12,646	262,405
Celadon Group, Inc.*	4,021	56,857
Genesee & Wyoming, Inc., Class A*	197,000	7,350,070
Marten Transport Ltd.*	6,491	134,883
Old Dominion Freight Line, Inc.*	1,388	48,774
P.A.M. Transportation Services, Inc.*	2,364	35,531
Patriot Transportation Holding, Inc.*	701	56,718
Quality Distribution, Inc.*	3,294	17,030
RailAmerica, Inc.*	11,364	112,731
Roadrunner Transportation Systems, Inc.*	2,073	29,457
Saia, Inc.*	233,006	3,495,090
Universal Truckload Services, Inc.*	3,093	43,085
USA Truck, Inc.*	3,966	63,932
Vitran Corp., Inc.*	309,700	4,097,331
Werner Enterprises, Inc.	18,559	406,257

		16,445,930

Trading Companies & Distributors (1.2%)
Aceto Corp.	12,677	72,639
Aircastle Ltd.	25,262	198,307
Applied Industrial Technologies, Inc.	56,600	1,433,112
CAI International, Inc.*	3,263	38,830
DXP Enterprises, Inc.*	160,000	2,504,000
H&E Equipment Services, Inc.*	14,000	104,860
Interline Brands, Inc.*	15,000	259,350
Kaman Corp.	5,978	132,233
Lawson Products, Inc.	2,101	35,675
RSC Holdings, Inc.*	24,180	149,191
Rush Enterprises, Inc., Class A*	15,840	211,622
TAL International Group, Inc.	141,500	3,179,505
Titan Machinery, Inc.*	4,365	57,312
United Rentals, Inc.*	30,189	281,362

		8,657,998

Total Industrials		148,605,134

	Number of Shares	Value (Note 1)

Information Technology (4.3%)
Communications Equipment (0.5%)
ADC Telecommunications, Inc.*	7,088	$52,522
Anaren, Inc.*	6,484	96,871
Arris Group, Inc.*	50,493	514,524
Aviat Networks, Inc.*	29,814	108,225
Bel Fuse, Inc., Class B	5,009	82,698
BigBand Networks, Inc.*	13,070	39,471
Black Box Corp.	8,809	245,683
Comtech Telecommunications Corp.*	8,869	265,449
Digi International, Inc.*	10,480	86,670
EMS Technologies, Inc.*	7,147	107,348
Emulex Corp.*	39,822	365,566
Extreme Networks, Inc.*	33,009	89,124
Globecomm Systems, Inc.*	10,283	84,835
Harmonic, Inc.*	37,929	206,334
Hughes Communications, Inc.*	1,629	39,633
Infinera Corp.*	3,204	20,602
Oplink Communications, Inc.*	6,406	91,798
Opnext, Inc.*	21,395	35,302
PC-Tel, Inc.*	9,900	49,896
Powerwave Technologies, Inc.*	66,455	102,341
SeaChange International, Inc.*	7,551	62,145
Sonus Networks, Inc.*	18,067	48,961
Sycamore Networks, Inc.	9,642	160,250
Symmetricom, Inc.*	22,075	112,362
Tekelec*	29,576	391,586
UTStarcom, Inc.*	58,519	107,675
ViaSat, Inc.*	10,362	337,387

		3,905,258

Computers & Peripherals (0.3%)
ADPT Corp.*	62,800	181,492
Avid Technology, Inc.*	14,417	183,528
Cray, Inc.*	10,055	56,107
Diebold, Inc.	18,900	515,025
Electronics for Imaging, Inc.*	22,709	221,413
Hutchinson Technology, Inc.*	11,496	49,778
Imation Corp.*	14,856	136,527
Intermec, Inc.*	9,696	99,384
Intevac, Inc.*	6,894	73,559
Novatel Wireless, Inc.*	13,813	79,286
Quantum Corp.*	9,565	17,982
Rimage Corp.*	4,775	75,588
Silicon Graphics International Corp.*	14,287	101,152

		1,790,821

Electronic Equipment, Instruments & Components (1.6%)
Agilysys, Inc.	8,300	55,527
Anixter International, Inc.*	7,016	298,882
Benchmark Electronics, Inc.*	310,400	4,919,840
Checkpoint Systems, Inc.*	11,965	207,712
Cogent, Inc.*	19,277	173,686
Cognex Corp.	4,251	74,733
Coherent, Inc.*	3,963	135,931
CPI International, Inc.*	3,300	51,447
CTS Corp.	12,214	112,857
Daktronics, Inc.	13,575	101,812
Electro Rent Corp.	8,249	105,505

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Electro Scientific Industries, Inc.*	12,585	$168,136
Gerber Scientific, Inc.*	12,482	66,779
ICx Technologies, Inc.*	5,341	38,989
Insight Enterprises, Inc.*	17,695	232,866
L-1 Identity Solutions, Inc.*	37,824	309,778
Littelfuse, Inc.*	1,606	50,766
Measurement Specialties, Inc.*	7,320	100,284
Mercury Computer Systems, Inc.*	10,200	119,646
Methode Electronics, Inc.	7,988	77,803
Multi-Fineline Electronix, Inc.*	681	16,998
Newport Corp.*	12,819	116,140
OSI Systems, Inc.*	2,077	57,678
Park Electrochemical Corp.	4,012	97,933
PC Connection, Inc.*	4,829	29,264
RadiSys Corp.*	3,257	31,007
Richardson Electronics Ltd.	5,246	47,214
Rofin-Sinar Technologies, Inc.*	111,195	2,315,080
Rogers Corp.*	5,293	146,987
Scansource, Inc.*	13,391	333,838
SMART Modular Technologies (WWH), Inc.*	10,763	62,963
Spectrum Control, Inc.*	4,079	57,024
SYNNEX Corp.*	11,147	285,586
Tessco Technologies, Inc.	1,132	18,904
TTM Technologies, Inc.*	30,726	291,897
X-Rite, Inc.*	16,400	60,516
Zygo Corp.*	7,504	60,857

		11,432,865

Internet Software & Services (0.3%)
DealerTrack Holdings, Inc.*	3,269	53,775
Digital River, Inc.*	17,053	407,737
DivX, Inc.*	9,522	72,938
EarthLink, Inc.	53,700	427,452
InfoSpace, Inc.*	15,575	117,124
Internap Network Services Corp.*	26,047	108,616
Internet Brands, Inc., Class A*	11,081	114,467
Internet Capital Group, Inc.*	16,796	127,650
j2 Global Communications, Inc.*	6,838	149,342
Keynote Systems, Inc.	5,604	50,548
Knot, Inc.*	6,869	53,441
Limelight Networks, Inc.*	3,569	15,668
Marchex, Inc., Class B	9,969	38,381
ModusLink Global Solutions, Inc.*	20,914	126,111
Perficient, Inc.*	3,781	33,689
RealNetworks, Inc.*	41,446	136,772
TechTarget, Inc.*	2,495	13,423
United Online, Inc.	33,929	195,431
ValueClick, Inc.*	8,819	94,275

		2,336,840

IT Services (0.3%)
CACI International, Inc., Class A*	13,992	594,380
CIBER, Inc.*	31,396	86,967
Computer Task Group, Inc.*	2,589	16,725

	Number of Shares	Value (Note 1)

CSG Systems International, Inc.*	9,109	$166,968
Euronet Worldwide, Inc.*	24,105	308,303
Global Cash Access Holdings, Inc.*	2,600	18,746
Hackett Group, Inc.*	5,827	16,374
infoGROUP, Inc.*	3,734	29,797
Integral Systems, Inc.*	8,471	53,791
ManTech International Corp., Class A*	964	41,038
Online Resources Corp.*	8,869	36,806
SRA International, Inc., Class A*	19,744	388,365
Tier Technologies, Inc., Class B*	4,128	25,098
Unisys Corp.*	12,682	234,490
Virtusa Corp.*	3,195	29,809

		2,047,657

Semiconductors & Semiconductor Equipment (1.0%)
Actel Corp.*	4,679	59,985
Advanced Analogic Technologies, Inc.*	16,787	53,551
Advanced Energy Industries, Inc.*	6,674	82,023
Alpha & Omega Semiconductor Ltd.*	2,272	31,376
ANADIGICS, Inc.*	8,640	37,670
ATMI, Inc.*	14,742	215,823
Axcelis Technologies, Inc.*	46,873	72,653
AXT, Inc.*	9,140	41,221
Brooks Automation, Inc.*	13,454	103,999
Cabot Microelectronics Corp.*	9,157	316,741
Cohu, Inc.	234,697	2,846,875
Cymer, Inc.*	11,384	341,975
DSP Group, Inc.*	11,614	74,213
Energy Conversion Devices, Inc.*	17,505	71,771
Entegris, Inc.*	44,970	178,531
Evergreen Solar, Inc.*	94,622	64,532
Exar Corp.*	16,019	111,012
FEI Co.*	13,605	268,155
FormFactor, Inc.*	24,469	264,265
GSI Technology, Inc.*	2,920	16,702
Ikanos Communications, Inc.*	12,508	20,138
Integrated Device Technology, Inc.*	30,397	150,465
Integrated Silicon Solution, Inc.*	1,424	10,737
IXYS Corp.*	4,544	40,169
Kopin Corp.*	20,463	69,370
Microsemi Corp.*	25,186	368,471
Microtune, Inc.*	23,383	49,806
MKS Instruments, Inc.*	14,631	273,892
OmniVision Technologies, Inc.*	6,152	131,899
Pericom Semiconductor Corp.*	11,263	108,125
Photronics, Inc.*	26,767	120,987
Sigma Designs, Inc.*	13,013	130,260
Silicon Image, Inc.*	9,118	32,004
Standard Microsystems Corp.*	7,732	180,001
Tessera Technologies, Inc.*	10,362	166,310
Trident Microsystems, Inc.*	32,000	45,440

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Ultratech, Inc.*	2,319	$37,730
Zoran Corp.*	22,716	216,711

		7,405,588

Software (0.3%)
CDC Corp., Class A*	48,670	101,234
Double-Take Software, Inc.*	10,553	110,701
Epicor Software Corp.*	9,693	77,447
EPIQ Systems, Inc.*	15,161	196,032
ePlus, Inc.*	1,875	32,812
Fair Isaac Corp.	22,837	497,618
FalconStor Software, Inc.*	8,058	21,273
JDA Software Group, Inc.*	16,904	371,550
Mentor Graphics Corp.*	30,552	270,385
Quest Software, Inc.*	2,947	53,164
S1 Corp.*	25,897	155,641
Smith Micro Software, Inc.*	1,954	18,583
SonicWALL, Inc.*	2,929	34,416
Symyx Technologies, Inc.*	16,411	82,219
Take-Two Interactive Software, Inc.*	32,143	289,287
TeleCommunication Systems, Inc., Class A*	13,380	55,393
THQ, Inc.*	6,700	28,944
VASCO Data Security International, Inc.*	2,881	17,776

		2,414,475

Total Information Technology		31,333,504

Materials (5.2%)
Chemicals (2.4%)
A. Schulman, Inc.	14,909	282,675
American Vanguard Corp.	10,285	81,560
Arch Chemicals, Inc.	4,474	137,531
Cabot Corp.	101,300	2,442,343
Ferro Corp.*	24,295	179,054
Georgia Gulf Corp.*	16,529	220,497
H.B. Fuller Co.	111,800	2,123,082
Hawkins, Inc.	775	18,662
Innophos Holdings, Inc.	8,000	208,640
Kraton Performance Polymers, Inc.*	872	16,385
Landec Corp.*	10,940	64,437
Minerals Technologies, Inc.	8,580	407,893
NL Industries, Inc.	2,000	12,200
Olin Corp.	16,392	296,531
OM Group, Inc.*	15,404	367,539
PolyOne Corp.*	14,060	118,385
Quaker Chemical Corp.	1,545	41,854
Rockwood Holdings, Inc.*	6,697	151,955
RPM International, Inc.	216,300	3,858,792
Sensient Technologies Corp.	82,194	2,131,290
Spartech Corp.*	8,418	86,285
TPC Group, Inc.*	3,928	65,205
W.R. Grace & Co.*	30,481	641,320
Westlake Chemical Corp.	211,578	3,929,003
Zoltek Cos., Inc.*	13,855	117,352

		18,000,470

	Number of Shares	Value (Note 1)

Construction Materials (0.0%)
Headwaters, Inc.*	30,121	$85,544
Texas Industries, Inc.	10,430	308,102

		393,646

Containers & Packaging (0.5%)
AEP Industries, Inc.*	1,241	29,635
AptarGroup, Inc.	58,400	2,208,688
Boise, Inc.*	34,575	189,817
Graham Packaging Co., Inc.*	7,881	94,336
Graphic Packaging Holding Co.*	56,042	176,532
Myers Industries, Inc.	17,687	143,088
Rock-Tenn Co., Class A	12,588	625,246
Silgan Holdings, Inc.	13,635	386,961

		3,854,303

Metals & Mining (1.9%)
A.M. Castle & Co.*	8,343	115,884
Brush Engineered Materials, Inc.*	9,360	187,013
Century Aluminum Co.*	31,752	280,370
Coeur d’Alene Mines Corp.*	41,141	649,205
Commercial Metals Co.	130,000	1,718,600
Haynes International, Inc.	5,285	162,936
Hecla Mining Co.*	121,054	631,902
Horsehead Holding Corp.*	20,598	155,721
Kaiser Aluminum Corp.	7,574	262,591
Metals USA Holdings Corp.*	2,676	40,006
Olympic Steel, Inc.	4,558	104,697
Reliance Steel & Aluminum Co.	115,000	4,157,250
RTI International Metals, Inc.*	13,037	314,322
Steel Dynamics, Inc.	275,000	3,627,250
Thompson Creek Metals Co., Inc.*	61,238	531,546
U.S. Energy Corp. Wyoming*	13,216	62,776
United States Steel Corp.	13,600	524,280
Universal Stainless & Alloy Products, Inc.*	3,421	54,702
Worthington Industries, Inc.	11,830	152,134

		13,733,185

Paper & Forest Products (0.4%)
Buckeye Technologies, Inc.*	19,623	195,249
Clearwater Paper Corp.*	1,519	83,180
KapStone Paper and Packaging Corp.*	19,083	212,585
Louisiana-Pacific Corp.*	63,281	423,350
Neenah Paper, Inc.	3,746	68,552
P.H. Glatfelter Co.	143,980	1,562,183
Wausau Paper Corp.*	21,152	143,199

		2,688,298

Total Materials		38,669,902

Telecommunication Services (0.4%)
Diversified Telecommunication Services (0.4%)
Cincinnati Bell, Inc.*	72,559	218,403
Consolidated Communications Holdings, Inc.	2,811	47,815
General Communication, Inc., Class A*	23,714	179,989

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Global Crossing Ltd.*	5,952	$62,913
Globalstar, Inc.*	34,308	52,834
IDT Corp., Class B*	7,085	90,334
Iridium Communications, Inc.*	16,812	168,792
PAETEC Holding Corp.*	19,864	67,736
Premiere Global Services, Inc.*	274,646	1,741,256
Vonage Holdings Corp.*	30,674	70,550

		2,700,622

Wireless Telecommunication Services (0.0%)
FiberTower Corp.*	22,390	105,681
ICO Global Communications Holdings Ltd.*	19,187	30,891
USA Mobility, Inc.	4,670	60,336

		196,908

Total Telecommunication Services		2,897,530

Utilities (3.4%)
Electric Utilities (1.6%)
Allete, Inc.	15,479	530,001
Central Vermont Public Service Corp.	6,125	120,907
Cleco Corp.	30,389	802,573
El Paso Electric Co.*	22,068	427,016
Empire District Electric Co.	19,749	370,689
IDACORP, Inc.	24,096	801,674
MGE Energy, Inc.	11,570	416,983
NV Energy, Inc.	330,700	3,905,567
PNM Resources, Inc.	239,319	2,675,586
Portland General Electric Co.	37,435	686,184
UIL Holdings Corp.	14,875	372,321
UniSource Energy Corp.	18,064	545,172
Unitil Corp.	5,263	110,049

		11,764,722

Gas Utilities (1.3%)
Atmos Energy Corp.	37,000	1,000,480
Chesapeake Utilities Corp.	4,739	148,805
Energen Corp.	63,000	2,792,790
Laclede Group, Inc.	11,032	365,490
New Jersey Resources Corp.	20,531	722,691
Nicor, Inc.	22,531	912,506
Northwest Natural Gas Co.	13,265	577,956
Piedmont Natural Gas Co., Inc.	35,727	903,893
South Jersey Industries, Inc.	12,369	531,372
Southwest Gas Corp.	22,684	669,178
WGL Holdings, Inc.	25,195	857,386

		9,482,547

Independent Power Producers & Energy Traders (0.0%)
Dynegy, Inc.*	50,147	193,066

Multi-Utilities (0.3%)
Avista Corp.	27,484	536,762
Black Hills Corp.	19,544	556,418
CH Energy Group, Inc.	7,843	307,759
NorthWestern Corp.	18,033	472,465

		1,873,404

	Number of Shares	Value (Note 1)

Water Utilities (0.2%)
American States Water Co.	9,328	$309,130
Artesian Resources Corp., Class A	3,266	60,290
California Water Service Group	9,841	351,324
Connecticut Water Service, Inc.	4,315	90,701
Consolidated Water Co., Ltd.	7,352	83,666
Middlesex Water Co.	6,890	109,207
SJW Corp.	6,578	154,188
Southwest Water Co.	8,344	87,445
York Water Co.	6,393	90,781

		1,336,732

Total Utilities		24,650,471

Total Common Stocks (78.8%) (Cost $638,212,832)		582,410,830

INVESTMENT COMPANIES:
Investment Company (0.1%)
Kayne Anderson Energy Development Co.	5,060	76,760
THL Credit, Inc.*	4,471	51,417

Total Investment Companies (0.1%)
(Cost $117,836)		128,177

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investment (18.8%)
BlackRock Liquidity Funds TempFund 0.16% ‡	$138,833,717	138,833,717

Time Deposit (1.0%)
JPMorgan Chase Nassau 0.000%, 7/1/10	7,818,464	7,818,464

Total Short-Term Investments (19.8%)
(Amortized Cost $146,652,181)		146,652,181

Total Investments (98.7%) (Cost/Amortized Cost $784,982,849)		729,191,188
Other Assets Less Liabilities (1.3%)		9,763,728

Net Assets (100%)		$738,954,916

*	Non-income producing.
†	Securities (totaling $633 or 0.0% of net assets) at fair value by management.
‡	Affiliated company as defined under the Investment Company Act of 1940.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2010, were as follows:

Securities	Market Value December 31, 2009	Purchases at Cost	Sales at Cost	Market Value June 30, 2010	Dividend Income	Realized Gain (Loss)
BlackRock Liquidity Funds TempFund	$—	$195,888,152	$57,054,435	$138,833,717	$26,188	$—

At June 30, 2010, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 6/30/2010	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	2,516	September-10	$154,988,043	$152,922,480	$ (2,065,563)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$82,883,090	$—	$—	$82,883,090
Consumer Staples	15,675,547	27,940	—	15,703,487
Energy	58,448,959	—	—	58,448,959
Financials	145,564,902	—	633	145,565,535
Health Care	33,653,219	—	—	33,653,219
Industrials	148,605,134	—	—	148,605,134
Information Technology	31,333,504	—	—	31,333,504
Materials	38,669,902	—	—	38,669,902
Telecommunication Services	2,897,530	—	—	2,897,530
Utilities	24,650,471	—	—	24,650,471
Investment Companies
Investment Companies	128,176	—	—	128,176
Short-Term Investments	—	146,652,181	—	146,652,181

Total Assets	$582,510,434	$146,680,121	$633	$729,191,188

Liabilities:
Futures	$(2,065,563)	$—	$—	$(2,065,563)

Total Liabilities	$(2,065,563)	$—	$—	$(2,065,563)

Total	$580,444,871	$146,680,121	$633	$727,125,625

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities-Financials
Balance as of 12/31/09	$1,124
Total gains or losses (realized/unrealized) included in earnings	(491)
Purchases, sales, issuances, and settlements (net)	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 6/30/10	$633

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 6/30/10.	$(491)

Fair Values of Derivative Instruments as of June 30, 2010:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	—	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$—

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	(2,065,563	)*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$(2,065,563)

* Includes cumulative appreciation/depreciation of futures contracts as reported in Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2010:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	(21,071,253)	—	—	(21,071,253)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(21,071,253)	$—	$—	$(21,071,253)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	(2,266,728)	—	—	(2,266,728)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(2,266,728)	$—	$—	$(2,266,728)

The Portfolio held futures contracts with an average notional balance of approximately $25,116,000 during the six months ended June 30, 2010.

^ This Portfolio held futures contracts to gain or reduce exposure to the financial markets.

Investment security transactions for the six months ended June 30, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$116,361,469
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$297,882,538

As of June 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$54,192,075
Aggregate gross unrealized depreciation	(113,611,654)

Net unrealized depreciation	$(59,419,579)

Federal income tax cost of investments	$788,610,767

The Portfolio has a net capital loss carryforward of $497,117,855 of which $237,563,279 expires in the year 2016, and $259,554,576 expires in the year 2017.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2010 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $138,833,717)	$138,833,717
Unaffiliated Issuers (Cost $646,149,132)	590,357,471
Cash held as collateral at broker	15,270,000
Dividends, interest and other receivables	679,448
Receivable from Separate Accounts for Trust shares sold	262,098
Receivable for securities sold	211,143
Receivable from investment sub-advisor	11,196

Total assets	745,625,073

LIABILITIES
Overdraft payable	159,830
Payable for securities purchased	3,534,348
Variation margin payable on futures contracts	1,358,640
Payable to Separate Accounts for Trust shares redeemed	554,323
Distribution fees payable - Class B	379,026
Investment management fees payable	337,790
Administrative fees payable	257,642
Trustees’ fees payable	2,803
Accrued expenses	85,755

Total liabilities	6,670,157

NET ASSETS	$738,954,916

Net assets were comprised of:
Paid in capital	$1,267,376,389
Accumulated undistributed net investment income (loss)	683,778
Accumulated undistributed net realized gains (losses) on investments and futures	(471,248,027)
Net unrealized appreciation (depreciation) on investments and futures	(57,857,224)

Net assets	$738,954,916

Class A
Net asset value, offering and redemption price per share, $192,392,886 / 23,038,269 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.35

Class B
Net asset value, offering and redemption price per share, $546,562,030 / 65,475,017 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.35

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2010 (Unaudited)

INVESTMENT INCOME
Dividends ($26,188 of dividend income received from affiliates)	$5,847,155
Interest	952
Securities lending (net)	6,068

Total income	5,854,175

EXPENSES
Investment management fees	3,426,853
Distribution fees - Class B	749,050
Administrative fees	672,157
Printing and mailing expenses	48,695
Custodian fees	40,394
Professional fees	29,278
Trustees’ fees	6,713
Miscellaneous	8,846

Gross expenses	4,981,986
Less: Reimbursement from sub-advisor	(11,196)
Fees paid indirectly	(5,261)

Net expenses	4,965,529

NET INVESTMENT INCOME (LOSS)	888,646

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	66,896,103
Futures	(21,071,253)

Net realized gain (loss)	45,824,850

Change in unrealized appreciation (depreciation) on:
Securities	(74,120,683)
Futures	(2,266,728)

Net change in unrealized appreciation (depreciation)	(76,387,411)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(30,562,561)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(29,673,915)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$888,646	$7,060,567
Net realized gain (loss) on investments and futures	45,824,850	(213,420,089)
Net change in unrealized appreciation (depreciation) on investments and futures	(76,387,411)	387,328,005

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(29,673,915)	180,968,483

DIVIDENDS:
Dividends from net investment income
Class A	—	(2,290,689)
Class B	—	(5,214,890)

TOTAL DIVIDENDS	—	(7,505,579)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [326,243 and 1,463,202 shares, respectively]	2,995,198	10,041,375
Capital shares issued in reinvestment of dividends [0 and 268,471 shares, respectively]	—	2,290,689
Capital shares repurchased [(497,211) and (13,588,645) shares, respectively]	(4,503,007)	(108,397,361)

Total Class A transactions	(1,507,809)	(96,065,297)

Class B
Capital shares sold [5,501,130 and 6,304,512 shares, respectively]	51,505,678	45,034,173
Capital shares issued in reinvestment of dividends [0 and 610,630 shares, respectively]	—	5,214,890
Capital shares repurchased [(6,986,155) and (13,083,686) shares, respectively]	(64,041,192)	(94,275,320)

Total Class B transactions	(12,535,514)	(44,026,257)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(14,043,323)	(140,091,554)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(43,717,238)	33,371,350
NET ASSETS:
Beginning of period	782,672,154	749,300,804

End of period (a)	$738,954,916	$782,672,154

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$683,778	$(204,868)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2010 (Unaudited)		Year Ended December 31,
Class A			2009	2008	2007		2006		2005
Net asset value, beginning of period	$8.67		$6.92	$11.23	$13.70		$13.37		$14.02

Income (loss) from investment operations:
Net investment income (loss)	0.02	(e)	0.08 (e)	0.05 (e)	0.10	(e)	0.07	(e)	0.06 (e)
Net realized and unrealized gain (loss) on investments	(0.34)		1.77	(4.28)	(1.42)		2.09		0.61

Total from investment operations	(0.32)		1.85	(4.23)	(1.32)		2.16		0.67

Less distributions:
Dividends from net investment income	—		(0.10)	(0.04)	(0.07)		(0.08)		(0.06)
Distributions from net realized gains	—		—	(0.04)	(1.08)		(1.75)		(1.26)

Total dividends and distributions	—		(0.10)	(0.08)	(1.15)		(1.83)		(1.32)

Net asset value, end of period	$8.35		$8.67	$6.92	$11.23		$13.70		$13.37

Total return (b)	(3.69)%		26.76%	(37.75)%	(9.62)%		16.38%		4.94%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$192,393		$201,332	$242,715	$628,684		$577,637		$523,308
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.04%		1.05%	1.23%	1.07	%(c)	0.85	%(c)	0.79%
After waivers, reimbursements and fees paid indirectly (a)	1.04%		0.77%	1.17%	1.06%		0.77	%(c)	0.70%
Before waivers, reimbursements and fees paid indirectly (a)	1.05%		1.05%	1.23%	1.10%		0.85	%(c)	0.79%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	1.05%		0.82%	0.42%	0.71%		0.40	%(c)	0.37%
After waivers, reimbursements and fees paid indirectly (a)	1.05%		1.09%	0.47%	0.72%		0.47	%(c)	0.46%
Before waivers, reimbursements and fees paid indirectly (a)	0.40%		0.82%	0.42%	0.68%		0.40	%(c)	0.37%
Portfolio turnover rate	16%		63%	98%	103%		114%		90%

	Six Months Ended June 30, 2010 (Unaudited)		Year Ended December 31,
Class B			2009	2008	2007		2006		2005
Net asset value, beginning of period	$8.68		$6.93	$11.24	$13.71		$13.38		$14.02

Income (loss) from investment operations:
Net investment income (loss)	0.01	(e)	0.06 (e)	0.02 (e)	0.07	(e)	0.03	(e)	0.03 (e)
Net realized and unrealized gain (loss) on investments	(0.34)		1.77	(4.27)	(1.42)		2.09		0.62

Total from investment operations	(0.33)		1.83	(4.25)	(1.35)		2.12		0.65

Less distributions:
Dividends from net investment income	—		(0.08)	(0.02)	(0.04)		(0.04)		(0.03)
Distributions from net realized gains	—		—	(0.04)	(1.08)		(1.75)		(1.26)

Total dividends and distributions	—		(0.08)	(0.06)	(1.12)		(1.79)		(1.29)

Net asset value, end of period	$8.35		$8.68	$6.93	$11.24		$13.71		$13.38

Total return (b)	(3.80)%		26.40%	(37.87)%	(9.84)%		16.07%		4.75%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$546,562		$581,340	$506,586	$980,945		$1,326,859		$1,153,566
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.29%		1.30%	1.48%	1.32	%(c)	1.10	%(c)	1.04%
After waivers, reimbursements and fees paid indirectly (a)	1.29%		1.03%	1.42%	1.31	%(c)	1.02	%(c)	0.95%
Before waivers, reimbursements and fees paid indirectly (a)	1.30	%(c)	1.30%	1.48%	1.35	%(c)	1.10	%(c)	1.04%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	1.30%		0.60%	0.17%	0.48%		0.15	%(c)	0.12%
After waivers, reimbursements and fees paid indirectly (a)	1.30%		0.87%	0.23%	0.50%		0.22	%(c)	0.21%
Before waivers, reimbursements and fees paid indirectly (a)	0.15%		0.60%	0.17%	0.46%		0.15	%(c)	0.12%
Portfolio turnover rate	16%		63%	98%	103%		114%		90%

(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for investment income and non-class specific expense.
(e)	Net investment income is based on average shares outstanding.

See Notes to Financial Statements.

MULTIMANAGER TECHNOLOGY PORTFOLIO (Unaudited)

Sector Weightings as of 06/30/10	% of Net Assets
Exchange Traded Funds	20.4%
Software	15.4
Computers & Peripherals	15.3
Communications Equipment	11.4
Semiconductors & Semiconductor Equipment	10.5
IT Services	7.7
Internet Software & Services	6.8
Consumer Discretionary	4.0
Electronic Equipment, Instruments & Components	3.0
Telecommunication Services	0.3
Industrials	0.2
Office Electronics	0.2
Cash and Other	4.8

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2010 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Expenses Paid During Period* 1/1/10 - 6/30/10
Class A
Actual	$1,000.00	$912.60	$5.50
Hypothetical (5% average return before expenses)	1,000.00	1,019.04	5.81
Class B
Actual	1,000.00	910.80	6.68
Hypothetical (5% average return before expenses)	1,000.00	1,017.80	7.05

*   Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 1.16% and 1.41% , respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (4.0%)
Auto Components (0.3%)
Byd Co., Ltd., Class H	32,140	$236,921
Johnson Controls, Inc.	40,255	1,081,652

		1,318,573

Automobiles (0.0%)
Tesla Motors, Inc.*	1,350	32,171

Diversified Consumer Services (0.1%)
Strayer Education, Inc.	2,653	551,532

Hotels, Restaurants & Leisure (0.2%)
Ctrip.com International Ltd. (ADR)*	30,590	1,148,960

Household Durables (0.1%)
Skyworth Digital Holdings Ltd.	678,000	445,938

Internet & Catalog Retail (3.3%)
Amazon.com, Inc.*	91,650	10,013,679
Blue Nile, Inc.*	1,200	56,496
Expedia, Inc.	12,900	242,262
Netflix, Inc.*	64,040	6,957,946
NutriSystem, Inc.	2,600	59,644
priceline.com, Inc.*	4,050	714,987

		18,045,014

Total Consumer Discretionary		21,542,188

Industrials (0.2%)
Electrical Equipment (0.2%)
Cooper Industries plc	23,960	1,054,240

Total Industrials		1,054,240

Information Technology (70.3%)
Communications Equipment (11.4%)
AAC Acoustic Technologies Holdings, Inc.	332,000	472,621
Acme Packet, Inc.*	1,000	26,880
ADC Telecommunications, Inc.*	8,100	60,021
ADTRAN, Inc.	178,495	4,867,559
Arris Group, Inc.*	11,300	115,147
Aruba Networks, Inc.*	3,500	49,840
Blue Coat Systems, Inc.*	3,500	71,505
Brocade Communications Systems, Inc.*	37,800	195,048
Ciena Corp.*	27,980	354,786
Cisco Systems, Inc.*	943,888	20,114,253
CommScope, Inc.*	8,000	190,160
Comtech Telecommunications Corp.*	2,300	68,839
DG FastChannel, Inc.*	1,800	58,644
EchoStar Corp., Class A*	1,500	28,620
Emulex Corp.*	6,700	61,506
F5 Networks, Inc.*	148,920	10,211,444
Finisar Corp.*	4,600	68,540
Harris Corp.	11,000	458,150
HTC Corp.	23,000	305,145
Infinera Corp.*	6,900	44,367
InterDigital, Inc.*	3,600	88,884
JDS Uniphase Corp.*	83,598	822,604
Juniper Networks, Inc.*	48,875	1,115,328
Motorola, Inc.*	358,500	2,337,420

	Number of Shares	Value (Note 1)

Palm, Inc.*	14,000	$79,660
Plantronics, Inc.	4,000	114,400
Polycom, Inc.*	85,130	2,536,023
QUALCOMM, Inc.	213,770	7,020,207
Research In Motion Ltd.*	64,100	3,157,566
Riverbed Technology, Inc.*	108,810	3,005,332
Sonus Networks, Inc.*	21,800	59,078
Sycamore Networks, Inc.	1,500	24,930
Tekelec*	5,600	74,144
Tellabs, Inc.	501,455	3,204,297
ViaSat, Inc.*	3,400	110,704

		61,573,652

Computers & Peripherals (15.3%)
Acer, Inc.	224,908	521,584
Acer, Inc. (GDR)(m)	1,565	18,728
Apple, Inc.*	174,269	43,833,883
Avid Technology, Inc.*	2,400	30,552
Dell, Inc.*	175,180	2,112,671
Diebold, Inc.	5,500	149,875
Electronics for Imaging, Inc.*	4,400	42,900
EMC Corp.*	452,560	8,281,848
Hewlett-Packard Co.	334,873	14,493,303
Intermec, Inc.*	3,900	39,975
Lexmark International, Inc., Class A*	6,700	221,301
NCR Corp.*	13,600	164,832
NetApp, Inc.*	172,447	6,433,998
QLogic Corp.*	46,000	764,520
SanDisk Corp.*	107,070	4,504,435
STEC, Inc.*	2,700	33,912
Synaptics, Inc.*	2,800	77,000
Teradata Corp.*	14,200	432,816
Western Digital Corp.*	19,500	588,120

		82,746,253

Electronic Equipment, Instruments & Components (3.0%)
Agilent Technologies, Inc.*	29,600	841,528
Amphenol Corp., Class A	52,962	2,080,347
Anixter International, Inc.*	2,000	85,200
Arrow Electronics, Inc.*	10,200	227,970
Avnet, Inc.*	12,900	311,019
AVX Corp.	1,200	15,384
Benchmark Electronics, Inc.*	5,200	82,420
Celestica, Inc.*	18,000	145,080
Cogent, Inc.*	3,500	31,535
Corning, Inc.	132,800	2,144,720
Delta Electronics, Inc.	169,490	542,558
Digital China Holdings Ltd.	268,550	410,572
Dolby Laboratories, Inc., Class A*	2,000	125,380
FLIR Systems, Inc.*	13,000	378,170
Hitachi Ltd.*	1,200,000	4,351,781
Hon Hai Precision Industry Co., Ltd.*	131,431	461,602
Ingram Micro, Inc., Class A*	14,100	214,179
Itron, Inc.*	25,170	1,556,009
Jabil Circuit, Inc.	14,700	195,510
L-1 Identity Solutions, Inc.*	6,400	52,416
LG Innotek Co. Ltd.	8,800	1,158,182
Molex, Inc.	9,000	164,160
National Instruments Corp.	3,500	111,230

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Plexus Corp.*	3,300	$88,242
Rofin-Sinar Technologies, Inc.*	2,400	49,968
Sanmina-SCI Corp.*	6,800	92,548
SYNNEX Corp.*	1,700	43,554
Tech Data Corp.*	4,200	149,604
Trimble Navigation Ltd.*	10,300	288,400
Vishay Intertechnology, Inc.*	15,300	118,422

		16,517,690

Internet Software & Services (6.8%)
Akamai Technologies, Inc.*	176,395	7,156,345
Alibaba.com Ltd.	149,000	294,067
AOL, Inc.*	9,100	189,189
Baidu, Inc. (ADR)*	92,450	6,293,996
DealerTrack Holdings, Inc.*	3,300	54,285
Digital River, Inc.*	3,200	76,512
EarthLink, Inc.	8,900	70,844
eBay, Inc.*	119,050	2,334,570
Equinix, Inc.*	15,300	1,242,666
Google, Inc., Class A*	31,765	14,133,837
GSI Commerce, Inc.*	1,400	40,320
IAC/InterActiveCorp*	5,000	109,850
j2 Global Communications, Inc.*	3,800	82,992
Monster Worldwide, Inc.*	10,700	124,655
NetEase.com, Inc. (ADR)*	31,680	1,004,573
Open Text Corp.*	4,800	180,192
Rackspace Hosting, Inc.*	3,200	58,688
SAVVIS, Inc.*	2,900	42,775
Tencent Holdings Ltd.	32,130	529,837
ValueClick, Inc.*	6,900	73,761
VeriSign, Inc.*	49,451	1,312,924
WebMD Health Corp.*	3,000	139,290
Yahoo!, Inc.*	85,100	1,176,933

		36,723,101

IT Services (7.7%)
Accenture plc, Class A	30,390	1,174,574
Acxiom Corp.*	6,500	95,485
Alliance Data Systems Corp.*	27,411	1,631,503
Amadeus IT Holding SA, Class A*	15,158	238,400
Automatic Data Processing, Inc.	68,340	2,751,368
Broadridge Financial Solutions, Inc.	11,600	220,980
CACI International, Inc., Class A*	2,500	106,200
Cognizant Technology Solutions Corp., Class A*	109,315	5,472,309
Computer Sciences Corp.	13,100	592,775
Convergys Corp.*	10,300	101,043
CoreLogic, Inc.	7,900	139,514
Cybersource Corp.*	6,000	153,180
DST Systems, Inc.	2,500	90,350
Euronet Worldwide, Inc.*	4,300	54,997
ExlService Holdings, Inc.*	8,544	146,700
Fidelity National Information Services, Inc.	24,850	666,477
Fiserv, Inc.*	13,000	593,580
Gartner, Inc.*	18,010	418,733
Genpact Ltd.*	17,933	278,499
Global Payments, Inc.	6,900	252,126

	Number of Shares	Value (Note 1)

Hewitt Associates, Inc., Class A*	6,300	$217,098
Hi Sun Technology China Ltd.*	762,220	346,356
hiSoft Technology International Ltd. (ADR)*	15,600	162,240
International Business Machines Corp.	127,746	15,774,076
Lender Processing Services, Inc.	8,100	253,611
ManTech International Corp., Class A*	1,200	51,084
Mastercard, Inc., Class A	6,100	1,217,133
MAXIMUS, Inc.	1,400	81,018
NeuStar, Inc., Class A*	6,400	131,968
Paychex, Inc.	24,400	633,668
SAIC, Inc.*	19,200	321,408
Sapient Corp.	135,202	1,370,948
SRA International, Inc., Class A*	3,400	66,878
Syntel, Inc.	300	10,185
TeleTech Holdings, Inc.*	2,500	32,225
Tivit Terceirizacao de Tecnologia e Servicos S.A.	28,430	285,088
Total System Services, Inc.	16,800	228,480
Unisys Corp.*	3,500	64,715
VeriFone Systems, Inc.*	6,000	113,580
Visa, Inc., Class A	33,565	2,374,724
Western Union Co.	186,050	2,774,005
Wright Express Corp.*	3,300	98,010

		41,787,291

Office Electronics (0.2%)
Xerox Corp.	117,354	943,526
Zebra Technologies Corp., Class A*	4,900	124,313

		1,067,839

Semiconductors & Semiconductor Equipment (10.5%)
Advanced Micro Devices, Inc.*	40,400	295,728
Aixtron AG	127,275	3,015,561
Altera Corp.	25,700	637,617
Amkor Technology, Inc.*	7,900	43,529
Analog Devices, Inc.	200,535	5,586,905
Applied Materials, Inc.	159,100	1,912,382
Applied Micro Circuits Corp.*	110,090	1,153,743
ASM Pacific Technology Ltd.	75,700	588,616
Atheros Communications, Inc.*	5,900	162,486
Atmel Corp.*	39,200	188,160
Broadcom Corp., Class A	201,025	6,627,794
Cavium Networks, Inc.*	3,100	81,189
Cree, Inc.*	53,010	3,182,190
Cymer, Inc.*	2,400	72,096
Cypress Semiconductor Corp.*	154,785	1,554,042
Epistar Corp.	130,000	336,254
Fairchild Semiconductor International, Inc.*	10,400	87,464
FEI Co.*	3,200	63,072
First Solar, Inc.*	9,840	1,120,087
FormFactor, Inc.*	4,000	43,200
Hittite Microwave Corp.*	1,300	58,162
Integrated Device Technology, Inc.*	13,900	68,805
Intel Corp.	590,175	11,478,904
International Rectifier Corp.*	5,800	107,938
Intersil Corp., Class A	10,500	127,155

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

KLA-Tencor Corp.	14,500	$404,260
Lam Research Corp.*	60,315	2,295,589
Linear Technology Corp.	19,100	531,171
LSI Corp.*	55,600	255,760
Maxim Integrated Products, Inc.	93,385	1,562,331
MediaTek, Inc.	29,920	417,295
MEMC Electronic Materials, Inc.*	19,300	190,684
Micrel, Inc.	3,600	36,648
Microchip Technology, Inc.	15,800	438,292
Micron Technology, Inc.*	62,500	530,625
Microsemi Corp.*	6,900	100,947
MKS Instruments, Inc.*	4,500	84,240
National Semiconductor Corp.	20,300	273,238
Netlogic Microsystems, Inc.*	3,700	100,640
Novellus Systems, Inc.*	8,200	207,952
NVIDIA Corp.*	48,700	497,227
OmniVision Technologies, Inc.*	4,400	94,336
ON Semiconductor Corp.*	345,051	2,201,425
PMC-Sierra, Inc.*	19,500	146,640
Power Integrations, Inc.	2,400	77,268
Rambus, Inc.*	9,700	169,944
RF Micro Devices, Inc.*	22,100	86,411
Richtek Technology Corp.	43,000	360,486
Samsung Electronics Co., Ltd.	765	480,334
Semtech Corp.*	5,100	83,487
Seoul Semiconductor Co., Ltd.	8,080	285,171
Silicon Laboratories, Inc.*	3,800	154,128
Skyworks Solutions, Inc.*	72,300	1,213,917
SunPower Corp., Class B*	52,470	566,676
Taiwan Semiconductor Manufacturing Co., Ltd.	53,889	100,767
Teradyne, Inc.*	15,300	149,175
Tessera Technologies, Inc.*	4,200	67,410
Texas Instruments, Inc.	104,000	2,421,120
TriQuint Semiconductor, Inc.*	13,200	80,652
Varian Semiconductor Equipment Associates, Inc.*	6,300	180,558
Veeco Instruments, Inc.*	17,100	586,188
Xilinx, Inc.	23,300	588,558
Zoran Corp.*	4,400	41,976

		56,656,605

Software (15.4%)
Activision Blizzard, Inc.	283,675	2,975,751
Adobe Systems, Inc.*	76,985	2,034,714
Advent Software, Inc.*	800	37,568
ANSYS, Inc.*	7,700	312,389
Ariba, Inc.*	7,300	116,289
AsiaInfo Holdings, Inc.*	20,400	445,944
Autodesk, Inc.*	19,500	475,020
Blackbaud, Inc.	3,700	80,549
Blackboard, Inc.*	2,900	108,257
BMC Software, Inc.*	58,460	2,024,470
CA, Inc.	25,300	465,520
Cadence Design Systems, Inc.*	23,000	133,170
Check Point Software Technologies Ltd.*	19,760	582,525
Citrix Systems, Inc.*	28,125	1,187,719
CommVault Systems, Inc.*	3,500	78,750
Compuware Corp.*	18,700	149,226
Concur Technologies, Inc.*	3,500	149,380

	Number of Shares	Value (Note 1)

Electronic Arts, Inc.*	27,900	$401,760
FactSet Research Systems, Inc.	3,100	207,669
Fair Isaac Corp.	3,800	82,802
Informatica Corp.*	94,750	2,262,630
Intuit, Inc.*	160,595	5,583,888
Jack Henry & Associates, Inc.	7,300	174,324
JDA Software Group, Inc.*	2,900	63,742
Lawson Software, Inc.*	9,900	72,270
Longtop Financial Technologies Ltd. (ADR)*	80,680	2,614,032
McAfee, Inc.*	13,300	408,576
Mentor Graphics Corp.*	9,100	80,535
MICROS Systems, Inc.*	6,800	216,716
Microsoft Corp.	1,154,427	26,563,365
MicroStrategy, Inc., Class A*	800	60,072
NetSuite, Inc.*	1,300	16,432
Novell, Inc.*	29,800	169,264
Nuance Communications, Inc.*	16,700	249,665
Oracle Corp.	445,018	9,550,086
Parametric Technology Corp.*	9,900	155,133
Pegasystems, Inc.	600	19,266
Progress Software Corp.*	3,600	108,108
Quest Software, Inc.*	3,600	64,944
Red Hat, Inc.*	16,000	463,040
Rovi Corp.*	8,600	326,026
Salesforce.com, Inc.*	125,610	10,779,850
SolarWinds, Inc.*	1,500	24,060
Solera Holdings, Inc.	6,000	217,200
SuccessFactors, Inc.*	206,895	4,301,347
Sybase, Inc.*	7,400	478,484
Symantec Corp.*	68,000	943,840
Synopsys, Inc.*	12,600	262,962
Take-Two Interactive Software, Inc.*	6,700	60,300
Taleo Corp., Class A*	3,200	77,728
TIBCO Software, Inc.*	358,925	4,328,635
TiVo, Inc.*	9,000	66,420
VanceInfo Technologies, Inc. (ADR)*	22,510	524,033
VMware, Inc., Class A*	4,920	307,943
Websense, Inc.*	3,500	66,150

		83,710,538

Total Information Technology		380,782,969

Telecommunication Services (0.3%)
Wireless Telecommunication Services (0.3%)
American Tower Corp., Class A*	2,990	133,055
SBA Communications Corp., Class A*	41,725	1,419,067

Total Telecommunication Services		1,552,122

Total Common Stocks (74.8%) (Cost $358,246,332)		404,931,519

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(20.4%)
iShares S&P North American Technology Sector Index Fund	234,750	$11,350,162
Technology Select Sector SPDR Fund	4,861,400	99,172,560

Total Investment Companies (20.4%) (Cost $100,412,428)		110,522,722

	Principal Amount	Value (Note 1)

SHORT-TERM INVESTMENT:
Time Deposit (4.4%)
JPMorgan Chase Nassau 0.000%, 7/1/10 (Amortized Cost $23,796,586)	$23,796,586	$23,796,586

Total Investments (99.6%) (Cost/Amortized Cost $482,455,346)		539,250,827
Other Assets Less Liabilities (0.4%)		2,329,256

Net Assets (100%)		$541,580,083

*	Non-income producing.
(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.

Glossary:

ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets For Identical Securities	Level 2 Significant Other Observable Inputs (Including Quoted Prices for Similar Securities, Interest Rates, Prepayment Speeds, Credit Risk, Etc.)	Level 3 Significant Unobservable Inputs (Including the Portfolio’s Own Assumptions in Determining the Fair Value of Investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$20,859,329	$682,859	$—	$21,542,188
Industrials	1,054,240	–	—	1,054,240
Information Technology	365,547,052	15,235,917	—	380,782,969
Telecommunication Services	1,552,122	—	—	1,552,122
Investment Companies
Exchange Traded Funds (ETFs)	110,522,722	—	—	110,522,722
Short-Term Investments	—	23,796,586	—	23,796,586

Total Assets	$499,535,465	$39,715,362	$—	$539,250,827

Total Liabilities	$—	$—	$—	$—

Total	$499,535,465	$39,715,362	$—	$539,250,827

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2010:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	—	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$—

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$—

* Includes cumulative appreciation/depreciation of futures contracts as reported in Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2010:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	14,001	—	14,001
Credit contracts	—	—	—	—	—
Equity contracts	—	—	—	—	—
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$—	$14,001	$—	$14,001

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	—	—	—	—
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$—	$—	$—	$—

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $251,000 during the six months ended June 30, 2010.

^ This Portfolio held forward foreign currency contracts to gain an economic hedge against changes in the values of securities held in the Portfolio, that does not qualify for hedge accounting under ASC 815.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

Investment security transactions for the six months ended June 30, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$251,450,587
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$292,534,472

As of June 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$39,274,801
Aggregate gross unrealized depreciation	(15,465,377)

Net unrealized appreciation	$23,809,424

Federal income tax cost of investments	$515,441,403

The Portfolio has a net capital loss carryforward of $201,099,710 of which $38,254,621 expires in the year 2010, $25,653,017 expires in the year 2011, $18,596,528 expires in the year 2016, and $118,595,544 expires in the year 2017.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2010 (Unaudited)

ASSETS
Investments at value (Cost $482,455,346)	$539,250,827
Cash	325
Foreign cash (Cost $614,288)	619,419
Receivable for securities sold	5,138,972
Receivable from Separate Accounts for Trust shares sold	211,046
Dividends, interest and other receivables	72,801
Other assets	4,269

Total assets	545,297,659

LIABILITIES
Payable for securities purchased	2,273,225
Payable to Separate Accounts for Trust shares redeemed	695,172
Investment management fees payable	449,099
Distribution fees payable - Class B	117,852
Administrative fees payable	82,821
Trustees’ fees payable	8,422
Accrued expenses	90,985

Total liabilities	3,717,576

NET ASSETS	$541,580,083

Net assets were comprised of:
Paid in capital	$691,270,223
Accumulated undistributed net investment income (loss)	(1,855,210)
Accumulated undistributed net realized gains (losses) on investments and foreign currency transactions	(204,644,360)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	56,809,430

Net assets	$541,580,083

Class A
Net asset value, offering and redemption price per share, $10,417,297 / 1,028,428 shares outstanding (unlimited amount authorized: $0.001 par value)	$10 .13

Class B
Net asset value, offering and redemption price per share, $531,162,786 / 53,575,768 shares outstanding (unlimited amount authorized: $0.001 par value)	$9 .91

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2010 (Unaudited)

INVESTMENT INCOME
Dividends (net of $4,225 foreign withholding tax)	$2,315,698
Interest	304
Securities lending (net)	16,896

Total income	2,332,898

EXPENSES
Investment management fees	2,840,312
Distribution fees - Class B	733,056
Administrative fees	512,936
Custodian fees	43,001
Printing and mailing expenses	36,281
Professional fees	29,445
Trustees’ fees	5,073
Miscellaneous	8,659

Gross expenses	4,208,763
Less: Fees paid indirectly	(27,596)

Net expenses	4,181,167

NET INVESTMENT INCOME (LOSS)	(1,848,269)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	29,438,460
Foreign currency transactions	1,473

Net realized gain (loss)	29,439,933

Change in unrealized appreciation (depreciation) on:
Securities	(81,870,620)
Foreign currency translations	(746)

Net change in unrealized appreciation (depreciation)	(81,871,366)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(52,431,433)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(54,279,702)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(1,848,269)	$(1,484,687)
Net realized gain (loss) on investments and foreign currency transactions	29,439,933	(73,589,328)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(81,871,366)	285,172,643

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(54,279,702)	210,098,628

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 53,637 and 188,682 shares, respectively ]	592,804	1,664,376
Capital shares repurchased [ (101,298) and (132,240) shares, respectively ]	(1,119,674)	(1,072,283)

Total Class A transactions	(526,870)	592,093

Class B
Capital shares sold [ 8,058,149 and 21,774,382 shares, respectively ]	87,052,000	190,294,003
Capital shares repurchased [ (9,815,423) and (14,791,991) shares, respectively ]	(104,759,632)	(125,909,355)

Total Class B transactions	(17,707,632)	64,384,648

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(18,234,502)	64,976,741

TOTAL INCREASE (DECREASE) IN NET ASSETS	(72,514,204)	275,075,369
NET ASSETS:
Beginning of period	614,094,287	339,018,918

End of period (a)	$541,580,083	$614,094,287

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(1,855,210)	$(6,941)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2010 (Unaudited)		Year Ended December 31,
Class A			2009		2008		2007		2006		2005

Net asset value, beginning of period	$11.10		$6.99		$13.18		$11.12		$10.34		$9.26

Income (loss) from investment operations:
Net investment income (loss)	(0.02	)(e)	(0.01	)(e)	(0.05	)(e)	(0.08	)(e)	(0.07	)(e)	(0.08	)(e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.95)		4.12		(6.14)		2.14		0.85		1.16

Total from investment operations	(0.97)		4.11		(6.19)		2.06		0.78		1.08

Net asset value, end of period	$10.13		$11.10		$6.99		$13.18		$11.12		$10.34

Total return (b)	(8.74)%		58.80%		(46.97)%		18.53%		7.54%		11.54%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$10,417		$11,949		$7,124		$36,248		$28,469		$27,263
Ratio of expenses to average net assets:
After fees paid indirectly (a)	1.15%		1.09%		1.41%		1.41%		1.39%		1.36%
Before fees paid indirectly (a)	1.16%		1.19%		1.42%		1.42%		1.43%		1.42%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)	(0.37)%		(0.08)%		(0.41)%		(0.62)%		(0.69)%		(0.85)%
Before fees paid indirectly (a)	(0.38)%		(0.19)%		(0.42)%		(0.63)%		(0.72)%		(0.91)%
Portfolio turnover rate	43%		129%		148%		132%		163%		148%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2010 (Unaudited)		Year Ended December 31,
Class B			2009		2008		2007		2006		2005

Net asset value, beginning of period	$10.88		$6.86		$12.98		$10.98		$10.23		$9.19

Income (loss) from investment operations:
Net investment income (loss)	(0.03	)(e)	(0.03	)(e)	(0.07	)(e)	(0.11	)(e)	(0.10	)(e)	(0.10	)(e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.94)		4.05		(6.05)		2.11		0.85		1.14

Total from investment operations	(0.97)		4.02		(6.12)		2.00		0.75		1.04

Net asset value, end of period	$9.91		$10.88		$6.86		$12.98		$10.98		$10.23

Total return (b)	(8.92)%		58.60%		(47.15)%		18.21%		7.33%		11.20%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$531,163		$602,145		$331,894		$656,676		$516,556		$507,474
Ratio of expenses to average net assets:
After fees paid indirectly (a)	1.40%		1.34%		1.66	%(c)	1.66%		1.64%		1.61%
Before fees paid indirectly (a)	1.41%		1.44%		1.67	%(c)	1.67%		1.68%		1.67%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)	(0.62)%		(0.33)%		(0.73)%		(0.87)%		(0.94)%		(1.10)%
Before fees paid indirectly (a)	(0.63)%		(0.43)%		(0.74)%		(0.88)%		(0.97)%		(1.16)%
Portfolio turnover rate	43%		129%		148%		132%		163%		148%

(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expense.
(e)	Net investment income is based on average shares outstanding.

See Notes to Financial Statements.

TARGET 2015 ALLOCATION PORTFOLIO (Unaudited)

Portfolio Allocation (as a percentage of Total Investment Companies)
as of June 30, 2010
EQ/Core Bond Index Portfolio	21.6%
EQ/Equity 500 Index Portfolio	19.9
EQ/Global Multi-Sector Equity Portfolio	14.0
EQ/International ETF Portfolio	13.2
Multimanager Multi-Sector Bond Portfolio	9.6
EQ/Small Company Index Portfolio	5.6
Multimanager Large Cap Value Portfolio	4.1
EQ/Global Bond PLUS Portfolio	3.7
Multimanager Mid Cap Value Portfolio	2.8
Multimanager Aggressive Equity Portfolio	2.7
EQ/Quality Bond PLUS Portfolio	1.5
Multimanager Mid Cap Growth Portfolio	1.3

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2010 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Expenses Paid During Period* 1/1/10- 6/30/10
Class A
Actual	$1,000.00	$961.40	$1.70
Hypothetical (5% average return before expenses)	1,000.00	1,023.06	1.76
Class B
Actual	1,000.00	959.10	2.91
Hypothetical (5% average return before expenses)	1,000.00	1,021.82	3.01

*   Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.35% and 0.60% , respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
EQ/Core Bond Index Portfolio‡	1,679,314	$16,567,877
EQ/Equity 500 Index Portfolio‡	843,918	15,290,161
EQ/Global Bond PLUS Portfolio‡	284,581	2,833,397
EQ/Global Multi-Sector Equity Portfolio‡	1,057,605	10,787,448
EQ/International ETF Portfolio‡	1,715,714	10,167,011
EQ/Quality Bond PLUS Portfolio‡	119,554	1,135,297
EQ/Small Company Index Portfolio‡	517,996	4,273,539
Multimanager Aggressive Equity Portfolio‡	95,849	2,053,438
Multimanager Large Cap Value Portfolio‡	389,523	3,169,435
Multimanager Mid Cap Growth Portfolio*‡	136,581	962,859
Multimanager Mid Cap Value Portfolio‡	277,877	2,190,933
Multimanager Multi-Sector Bond Portfolio‡	1,886,160	7,416,919

Total Investment Companies (100.0%) (Cost $80,338,717)		76,848,314

	Principal Amount	Value (Note 1)

SHORT-TERM INVESTMENT:
Time Deposit (0.3%)
JPMorgan Chase Nassau 0.000%, 7/1/10 (Amortized Cost $194,111)	$194,111	$194,111

Total Investments (100.3%) (Cost/Amortized Cost $80,532,828)		77,042,425
Other Assets Less Liabilities (-0.3%)		(216,397)

Net Assets (100%)		$76,826,028

‡	Affiliated company as defined under the Investment Company Act of 1940.
*	Non-income producing.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios (Multimanager) and Class IA shares for EQ Advisors Trust Portfolios.

Investments in companies which were affiliates for the six months ended June 30, 2010, were as follows:

Securities	Market Value December 31, 2009	Purchases at Cost	Sales at Cost	Market Value June 30, 2010	Dividend Income	Realized Gain (Loss)
EQ/Core Bond Index Portfolio	$17,570,196	$1,802,376	$3,633,143	$16,567,877	$—	$66,480
EQ/Equity 500 Index Portfolio	18,717,898	1,637,128	5,041,109	15,290,161	—	(962,496)
EQ/Global Bond PLUS Portfolio	2,345,774	719,355	294,057	2,833,397	—	18,457
EQ/Global Multi-Sector Equity Portfolio	11,054,803	1,711,249	1,289,605	10,787,448	—	(484,375)
EQ/International ETF Portfolio	11,114,508	1,739,304	1,847,169	10,167,011	—	(797,233)
EQ/Quality Bond PLUS Portfolio	675,211	719,355	297,238	1,135,297	—	15,277
EQ/Small Company Index Portfolio	3,379,482	1,369,138	425,875	4,273,539	—	(84,849)
Multimanager Aggressive Equity Portfolio	2,206,176	221,068	207,917	2,053,438	—	(25,039)
Multimanager Large Cap Value Portfolio	3,534,974	295,320	551,300	3,169,435	—	(117,859)
Multimanager Mid Cap Growth Portfolio	244,230	905,670	153,340	962,859	—	(11,938)
Multimanager Mid Cap Value Portfolio	2,217,760	154,410	116,939	2,190,933	—	(6,401)
Multimanager Multi-Sector Bond Portfolio	4,898,169	2,766,465	777,714	7,416,919	—	(222,947)

	$77,959,181	$14,040,838	$14,635,406	$76,848,314	$—	$(2,612,923)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (Including Quoted Prices for Similar Securities, Interest Rates, Prepayment Speeds, Credit Risk, etc.)	Level 3 Significant Unobservable Inputs (Including the Portfolio’s Own Assumptions in Determining the Fair Value of Investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$76,848,314	$—	$76,848,314
Short-Term Investments	—	194,111	—	194,111

Total Assets	$—	$77,042,425	$—	$77,042,425

Total Liabilities	$—	$—	$—	$—

Total	$—	$77,042,425	$—	$77,042,425

The Portfolio held no derivatives contracts during the six months ended June 30, 2010.

Investment security transactions for the six months ended June 30, 2010 were as follows:

Cost of Purchases:
Investment Companies	$14,040,838
Net Proceeds of Sales and Redemptions:
Investment Companies	$12,022,483

As of June 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,548,214
Aggregate gross unrealized depreciation	(4,928,202)

Net unrealized depreciation	$(3,379,988)

Federal income tax cost of investments	$80,422,413

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2010 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $80,338,717)	$76,848,314
Unaffiliated Issuers (Cost $194,111)	194,111
Receivable for securities sold	28,231
Receivable from Separate Accounts for Trust shares sold	23,981
Other assets	413

Total assets	77,095,050

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	179,839
Administrative fees payable	12,383
Distribution fees payable - Class B	7,440
Investment management fees payable	313
Trustees’ fees payable	207
Accrued expenses	68,840

Total liabilities	269,022

NET ASSETS	$76,826,028

Net assets were comprised of:
Paid in capital	$95,965,979
Accumulated undistributed net investment income (loss)	(73,709)
Accumulated undistributed net realized gain (loss) on investments	(15,575,839)
Unrealized appreciation (depreciation) on investments	(3,490,403)

Net assets	$76,826,028

Class A
Net asset value, offering and redemption price per share, $41,400,356 / 5,190,539 shares outstanding (unlimited amount authorized: $0.001 par value)	$7.98

Class B
Net asset value, offering and redemption price per share, $35,425,672 / 4,445,045 shares outstanding (unlimited amount authorized: $0.001 par value)	$7.97

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2010 (Unaudited)

INVESTMENT INCOME
Interest	$1

EXPENSES
Administrative fees	75,461
Custodian fees	46,043
Distribution fees - Class B	45,546
Investment management fees	39,563
Professional fees	23,980
Printing and mailing expenses	4,658
Trustees’ fees	658
Miscellaneous	1,966

Gross expenses	237,875
Less: Waiver from investment advisor	(53,895)

Net expenses	183,980

NET INVESTMENT INCOME (LOSS)	(183,979)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities (All realized gain (loss) from affiliates)	(2,612,923)
Net change in unrealized appreciation (depreciation) on securities	(516,298)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(3,129,221)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(3,313,200)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(183,979)	$2,531,383
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	(2,612,923)	(8,219,896)
Net change in unrealized appreciation (depreciation) on investments	(516,298)	18,452,478

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(3,313,200)	12,763,965

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	—	(1,614,306)
Class B	—	(1,282,611)

	—	(2,896,917)

Distributions from net realized capital gains
Class A	—	(67,832)
Class B	—	(57,790)

	—	(125,622)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(3,022,539)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 487,518 and 734,573 shares, respectively ]	4,149,014	5,551,763
Capital shares issued in reinvestment of dividends and distributions [ 0 and 202,770 shares, respectively ]	—	1,682,138
Capital shares repurchased [ (382,333) and (471,085) shares, respectively ]	(3,208,320)	(3,621,161)

Total Class A transactions	940,694	3,612,740

Class B
Capital shares sold [ 747,146 and 2,170,695 shares, respectively ]	6,275,514	16,161,152
Capital shares issued in reinvestment of dividends and distributions [ 0 and 161,500 shares, respectively ]	—	1,340,401
Capital shares repurchased [ (595,292) and (1,301,954) shares, respectively ]	(4,952,358)	(9,501,524)

Total Class B transactions	1,323,156	8,000,029

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	2,263,850	11,612,769

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,049,350)	21,354,195
NET ASSETS:
Beginning of period	77,875,378	56,521,183

End of period (a)	$76,826,028	$77,875,378

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(73,709)	$110,270

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2010 (Unaudited)		Year Ended December 31,						August 31, 2006* to December 31, 2006
Class A			2009		2008		2007

Net asset value, beginning of period	$8.30		$7.17		$10.85		$10.54		$10.00

Income (loss) from investment operations:
Net investment income (loss)(x)	(0.01	)(e)	0.30	(e)	0.40	(e)	0.26	(e)	0.23	(e)
Net realized and unrealized gain (loss) on investments	(0.31)		1.17		(3.69)		0.53		0.56

Total from investment operations	(0.32)		1.47		(3.29)		0.79		0.79

Less distributions:
Dividends from net investment income	—		(0.33)		(0.31)		(0.35)		(0.25)
Distributions from net realized gains	—		(0.01)		(0.08)		(0.13)		—	#

Total dividends and distributions	—		(0.34)		(0.39)		(0.48)		(0.25)

Net asset value, end of period	$7.98		$8.30		$7.17		$10.85		$10.54

Total return (b)	(3.86)%		20.57%		(30.31)%		7.49%		7.94%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$41,400		$42,218		$33,119		$580		$540
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.35%		0.35%		0.35%		0.35%		0.35%
Before waivers and reimbursements (a)(f)	0.49%		0.60%		0.55%		1.81%		7.98	%(c)
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.35)%		3.88%		4.45%		2.37%		6.68	%(l)
Before waivers and reimbursements (a)(f)(x)	(0.49)%		3.63%		4.25%		0.91%		(1.66	)%(l)
Portfolio turnover rate	15%		24%		43%		12%		3%

	Six Months Ended June 30, 2010 (Unaudited)		Year Ended December 31,						August 31, 2006* to December 31, 2006
Class B			2009		2008		2007

Net asset value, beginning of period	$8.31		$7.17		$10.85		$10.54		$10.00

Income (loss) from investment operations:
Net investment income (loss)(x)	(0.02	)(e)	0.30	(e)	0.36	(e)	0.46	(e)	0.39	(e)
Net realized and unrealized gain (loss) on investments	(0.32)		1.16		(3.67)		0.30		0.39

Total from investment operations	(0.34)		1.46		(3.31)		0.76		0.78

Less distributions:
Dividends from net investment income	—		(0.31)		(0.29)		(0.32)		(0.24)
Distributions from net realized gains	—		(0.01)		(0.08)		(0.13)		—	#

Total dividends and distributions	—		(0.32)		(0.37)		(0.45)		(0.24)

Net asset value, end of period	$7.97		$8.31		$7.17		$10.85		$10.54

Total return (b)	(4.09)%		20.40%		(30.50)%		7.22%		7.85%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$35,426		$35,657		$23,402		$13,218		$2,023
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.60%		0.60%		0.60%		0.60%		0.60%
Before waivers and reimbursements (a)(f)	0.74%		0.85	%(c)	0.80	%(c)	2.06	%(c)	8.23	%(c)
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.60)%		3.96%		3.97%		4.12%		11.01	%(l)
Before waivers and reimbursements (a)(f)(x)	(0.74)%		3.70%		3.63%		2.72%		3.72	%(l)
Portfolio turnover rate	15%		24%		43%		12%		3%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of operations.
#	Per share amount is less than $0.01.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expense.
(e)	Net investment income is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying Portfolios unless otherwise noted.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

TARGET 2025 ALLOCATION PORTFOLIO (Unaudited)

Portfolio Allocation (as a percentage of Total Investment Companies) as of June 30, 2010
EQ/Equity 500 Index Portfolio	29.2%
EQ/International ETF Portfolio	16.0
EQ/Global Multi-Sector Equity Portfolio	14.8
EQ/Core Bond Index Portfolio	11.5
Multimanager Multi-Sector Bond Portfolio	8.2
EQ/Small Company Index Portfolio	7.3
Multimanager Large Cap Value Portfolio	4.4
Multimanager Mid Cap Value Portfolio	3.3
Multimanager Aggressive Equity Portfolio	2.2
EQ/Global Bond PLUS Portfolio	1.8
EQ/Quality Bond PLUS Portfolio	0.8
Multimanager Mid Cap Growth Portfolio	0.5

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2010 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Expenses Paid During Period* 1/1/10- 6/30/10
Class A
Actual	$1,000.00	$943.10	$1.69
Hypothetical (5% average return before expenses)	1,000.00	1,023.06	1.76
Class B
Actual	1,000.00	941.80	2.89
Hypothetical (5% average return before expenses)	1,000.00	1,021.82	3.01

*   Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.35% and 0.60% , respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
EQ/Core Bond Index Portfolio‡	925,750	$9,133,318
EQ/Equity 500 Index Portfolio‡	1,280,138	23,193,632
EQ/Global Bond PLUS Portfolio‡	147,747	1,471,029
EQ/Global Multi-Sector Equity Portfolio‡	1,155,819	11,789,219
EQ/International ETF Portfolio‡	2,143,312	12,700,878
EQ/Quality Bond PLUS Portfolio‡	63,781	605,671
EQ/Small Company Index Portfolio‡	700,511	5,779,316
Multimanager Aggressive Equity Portfolio‡	82,508	1,767,615
Multimanager Large Cap Value Portfolio‡	425,973	3,466,015
Multimanager Mid Cap Growth Portfolio*‡	60,035	423,233

	Number of Shares	Value (Note 1)

Multimanager Mid Cap Value Portfolio‡	333,002	$2,625,562
Multimanager Multi-Sector Bond Portfolio‡	1,647,658	6,479,062

Total Investments (100.2%) (Cost $89,024,925)		79,434,550
Other Assets Less Liabilities (-0.2%)		(170,271)

Net Assets (100%)		$79,264,279

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios (Multimanager) and Class IA shares for EQ Advisors Trust Portfolios.

Investments in companies which were affiliates for the six months ended June 30, 2010, were as follows:

Securities	Market Value December 31, 2009	Purchases at Cost	Sales at Cost	Market Value June 30, 2010	Dividend Income	Realized Gain (Loss)
EQ/Core Bond Index Portfolio	$10,724,254	$687,682	$2,746,676	$9,133,318	$—	$49,483
EQ/Equity 500 Index Portfolio	26,767,722	2,173,100	5,110,443	23,193,632	—	(903,022)
EQ/Global Bond PLUS Portfolio	1,396,190	235,777	192,273	1,471,029	—	12,124
EQ/Global Multi-Sector Equity Portfolio	12,342,503	1,743,768	1,590,125	11,789,219	—	(567,408)
EQ/International ETF Portfolio	14,090,571	1,800,557	1,964,647	12,700,878	—	(833,214)
EQ/Quality Bond PLUS Portfolio	544,896	235,777	194,325	605,671	—	10,072
EQ/Small Company Index Portfolio	4,834,588	1,643,425	655,310	5,779,316	—	(123,295)
Multimanager Aggressive Equity Portfolio	1,922,042	240,737	245,095	1,767,615	—	(10,620)
Multimanager Large Cap Value Portfolio	3,688,139	329,513	382,957	3,466,015	—	(81,436)
Multimanager Mid Cap Growth Portfolio	204,779	361,689	148,106	423,233	—	(23,799)
Multimanager Mid Cap Value Portfolio	2,688,273	115,995	112,433	2,625,562	—	(13,858)
Multimanager Multi-Sector Bond Portfolio	3,887,150	2,761,201	590,618	6,479,062	—	(164,791)

	$83,091,107	$12,329,221	$13,933,008	$79,434,550	$—	$(2,649,764)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (Including Quoted Prices for Similar Securities, Interest Rates, Prepayment Speeds, Credit Risk, etc.)	Level 3 Significant Unobservable Inputs (Including the Portfolio’s Own Assumptions in Determining the Fair Value of Investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$79,434,550	$—	$79,434,550

Total Assets	$—	$79,434,550	$—	$79,434,550

Total Liabilities	$—	$—	$—	$—

Total	$—	$79,434,550	$—	$79,434,550

The Portfolio held no derivatives contracts during the six months ended June 30, 2010.

Investment security transactions for the six months ended June 30, 2010 were as follows:

Cost of Purchases:
Investment Companies	$12,329,221
Net Proceeds of Sales and Redemptions:
Investment Companies	$11,283,244

As of June 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$644,477
Aggregate gross unrealized depreciation	(10,017,607)

Net unrealized depreciation	$(9,373,130)

Federal income tax cost of investments	$88,807,680

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES June 30, 2010 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $89,024,925)	$79,434,550
Cash	34,243
Receivable from Separate Accounts for Trust shares sold	47,380

Total assets	79,516,173

LIABILITIES
Payable for securities purchased	113,870
Payable to Separate Accounts for Trust shares redeemed	46,898
Administrative fees payable	12,753
Distribution fees payable - Class B	8,350
Investment management fees payable	742
Trustees’ fees payable	253
Accrued expenses	69,028

Total liabilities	251,894

NET ASSETS	$79,264,279

Net assets were comprised of:
Paid in capital	$99,983,051
Accumulated undistributed net investment income (loss)	21,499
Accumulated undistributed net realized gain (loss) on investments	(11,149,896)
Unrealized appreciation (depreciation) on investments	(9,590,375)

Net assets	$79,264,279

Class A
Net asset value, offering and redemption price per share, $39,792,215 / 5,224,441 shares outstanding (unlimited amount authorized: $0.001 par value)	$7.62

Class B
Net asset value, offering and redemption price per share, $39,472,064 / 5,186,526 shares outstanding (unlimited amount authorized: $0.001 par value)	$7.61

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2010 (Unaudited)

EXPENSES
Administrative fees	$78,282
Distribution fees - Class B	50,596
Custodian fees	46,440
Investment management fees	41,444
Professional fees	24,015
Printing and mailing expenses	4,902
Trustees’ fees	695
Miscellaneous	2,165

Gross expenses	248,539
Less: Waiver from investment advisor	(52,945)

Net expenses	195,594

NET INVESTMENT INCOME (LOSS)	(195,594)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities (All realized gain (loss) from affiliates)	(2,649,764)
Net change in unrealized appreciation (depreciation) on securities	(2,052,769)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(4,702,533)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(4,898,127)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(195,594)	$2,520,937
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	(2,649,764)	(6,256,741)
Net change in unrealized appreciation (depreciation) on investments	(2,052,769)	18,549,907

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(4,898,127)	14,814,103

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	—	(1,617,793)
Class B	—	(1,359,604)

	—	(2,977,397)

Distributions from net realized capital gains
Class A	—	(92,972)
Class B	—	(79,593)

	—	(172,565)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(3,149,962)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 360,859 and 854,670 shares, respectively ]	2,996,754	6,043,152
Capital shares issued in reinvestment of dividends and distributions [ 0 and 212,668 shares, respectively ]	—	1,710,765
Capital shares repurchased [ (490,167) and (393,114) shares, respectively ]	(3,991,103)	(2,797,505)

Total Class A transactions	(994,349)	4,956,412

Class B
Capital shares sold [ 954,566 and 2,003,209 shares, respectively ]	7,784,964	14,553,964
Capital shares issued in reinvestment of dividends and distributions [ 0 and 178,808 shares, respectively ]	—	1,439,197
Capital shares repurchased [ (636,691) and (595,076) shares, respectively ]	(5,200,587)	(4,265,046)

Total Class B transactions	2,584,377	11,728,115

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	1,590,028	16,684,527

TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,308,099)	28,348,668
NET ASSETS:
Beginning of period	82,572,378	54,223,710

End of period (a)	$79,264,279	$82,572,378

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$21,499	$217,093

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2010 (Unaudited)		Year Ended December 31,					August 31, 2006* to December 31, 2006
Class A			2009	2008		2007
Net asset value, beginning of period	$8.08		$6.81	$11.02		$10.65		$10.00

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.01	)(e)	0.28 (e)	0.36	(e)	0.21	(e)	0.19	(e)
Net realized and unrealized gain (loss) on investments	(0.45)		1.32	(4.20)		0.60		0.68

Total from investment operations	(0.46)		1.60	(3.84)		0.81		0.87

Less distributions:
Dividends from net investment income	—		(0.31)	(0.26)		(0.30)		(0.22)
Distributions from net realized gains	—		(0.02)	(0.11)		(0.14)		—	#

Total dividends and distributions	—		(0.33)	(0.37)		(0.44)		(0.22)

Net asset value, end of period	$7.62		$8.08	$6.81		$11.02		$10.65

Total return(b)	(5.69)%		23.56%	(34.83)%		7.62%		8.71%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$39,792		$43,236	$31,868		$585		$544
Ratio of expenses to average net assets:
After waivers and reimbursements(a)(f)	0.35%		0.35%	0.35%		0.35%		0.35%
Before waivers and reimbursements(a)(f)	0.48%		0.61%	0.57%		1.51%		7.39	%(c)
Ratio of net investment income to average net assets:
After waivers and reimbursements(a)(f)(x)	(0.35)%		3.80%	4.11%		1.86%		5.55	%(l)
Before waivers and reimbursements(a)(f)(x)	(0.48)%		3.54%	3.90%		0.69%		(2.33	)%(l)
Portfolio turnover rate	14%		17%	21%		15%		2%

	Six Months Ended June 30, 2010 (Unaudited)		Year Ended December 31,					August 31, 2006* to December 31, 2006
Class B			2009	2008		2007
Net asset value, beginning of period	$8.08		$6.81	$11.02		$10.65		$10.00

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.02	)(e)	0.29 (e)	0.31	(e)	0.35	(e)	0.31	(e)
Net realized and unrealized gain (loss) on investments	(0.45)		1.29	(4.16)		0.43		0.55

Total from investment operations	(0.47)		1.58	(3.85)		0.78		0.86

Less distributions:
Dividends from net investment income	—		(0.29)	(0.25)		(0.27)		(0.21)
Distributions from net realized gains	—		(0.02)	(0.11)		(0.14)		—	#

Total dividends and distributions	—		(0.31)	(0.36)		(0.41)		(0.21)

Net asset value, end of period	$7.61		$8.08	$6.81		$11.02		$10.65

Total return(b)	(5.82)%		23.25%	(35.00)%		7.35%		8.62%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$39,472		$39,336	$22,355		$17,298		$2,154
Ratio of expenses to average net assets:
After waivers and reimbursements(a)(f)	0.60%		0.60%	0.60%		0.60%		0.60%
Before waivers and reimbursements(a)(f)	0.73%		0.86%	0.82	%(c)	1.76	%(c)	7.64	%(c)
Ratio of net investment income to average net assets:
After waivers and reimbursements(a)(f)(x)	(0.60)%		3.98%	3.40%		3.10%		8.86	%(l)
Before waivers and reimbursements(a)(f)(x)	(0.73)%		3.72%	3.05%		2.03%		2.18	%(l)
Portfolio turnover rate	14%		17%	21%		15%		2%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of operations.
#	Per share amount is less than $0.01.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expense.
(e)	Net investment income is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying Portfolios unless otherwise noted.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

TARGET 2035 ALLOCATION PORTFOLIO (Unaudited)

Portfolio Allocation (as a percentage of Total Investment Companies)
As of June 30, 2010
EQ/Equity 500 Index Portfolio	35.8%
EQ/International ETF Portfolio	17.8
EQ/Global Multi-Sector Equity Portfolio	17.3
EQ/Small Company Index Portfolio	9.5
Multimanager Multi-Sector Bond Portfolio	5.5
EQ/Core Bond Index Portfolio	4.7
Multimanager Large Cap Value Portfolio	2.8
Multimanager Mid Cap Value Portfolio	2.7
Multimanager Aggressive Equity Portfolio	1.8
EQ/Global Bond PLUS Portfolio	0.8
EQ/Quality Bond PLUS Portfolio	0.8
Multimanager Mid Cap Growth Portfolio	0.5

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2010 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Expenses Paid During Period* 1/1/10- 6/30/10
Class A
Actual	$1,000.00	$929.70	$1.67
Hypothetical (5% average return before expenses)	1,000.00	1,023.06	1.76
Class B
Actual	1,000.00	929.70	2.87
Hypothetical (5% average return before expenses)	1,000.00	1,021.82	3.01

*   Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.35% and 0.60% , respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
EQ/Core Bond Index Portfolio‡	204,950	$2,022,008
EQ/Equity 500 Index Portfolio‡	858,019	15,545,654
EQ/Global Bond PLUS Portfolio‡	36,159	360,017
EQ/Global Multi-Sector Equity Portfolio‡	734,896	7,495,857
EQ/International ETF Portfolio‡	1,304,609	7,730,877
EQ/Quality Bond PLUS Portfolio‡	34,393	326,602
EQ/Small Company Index Portfolio‡	498,201	4,110,228
Multimanager Aggressive Equity Portfolio‡	36,484	781,621
Multimanager Large Cap Value Portfolio‡	151,994	1,236,732
Multimanager Mid Cap Growth Portfolio*‡	32,689	230,451
Multimanager Mid Cap Value Portfolio‡	148,860	1,173,696

	Number of Shares	Value (Note 1)

Multimanager Multi-Sector Bond Portfolio‡	605,087	$2,379,376

Total Investments (99.8%) (Cost $47,391,354)		43,393,119
Other Assets Less Liabilities (0.2%)		75,016

Net Assets (100%)		$43,468,135

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios (Multimanager) and Class IA shares for EQ Advisors Trust Portfolios.

Investments in companies which were affiliates for the six months ended June 30, 2010, were as follows:

Securities	Market Value December 31, 2009	Purchases at Cost	Sales at Cost	Market Value June 30, 2010	Dividend Income	Realized Gain (Loss)
EQ/Core Bond Index Portfolio	$2,423,931	$257,598	$763,237	$2,022,008	$—	$15,345
EQ/Equity 500 Index Portfolio	16,590,251	1,990,410	2,446,721	15,545,654	—	(520,929)
EQ/Global Bond PLUS Portfolio	286,894	90,917	26,086	360,017	—	1,649
EQ/Global Multi-Sector Equity Portfolio	7,105,492	1,515,153	498,777	7,495,857	—	(175,081)
EQ/International ETF Portfolio	7,961,709	1,364,380	618,421	7,730,877	—	(271,041)
EQ/Quality Bond PLUS Portfolio	258,655	75,764	21,925	326,602	—	1,187
EQ/Small Company Index Portfolio	3,281,188	1,112,336	213,875	4,110,228	—	(39,426)
Multimanager Aggressive Equity Portfolio	884,733	216,855	166,165	781,621	—	72,663
Multimanager Large Cap Value Portfolio	1,144,326	265,793	78,202	1,236,732	—	1,330
Multimanager Mid Cap Growth Portfolio	180,777	88,559	36,574	230,451	—	(8,396)
Multimanager Mid Cap Value Portfolio	1,148,745	90,917	34,874	1,173,696	—	(7,140)
Multimanager Multi-Sector Bond Portfolio	1,172,206	1,192,445	100,478	2,379,376	—	(26,519)

	$42,438,907	$8,261,127	$5,005,335	$43,393,119	$—	$(956,358)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (Including Quoted Prices for Similar Securities, Interest Rates, Prepayment Speeds, Credit Risk, etc.)	Level 3 Significant Unobservable Inputs (Including the Portfolio’s Own Assumptions in Determining the Fair Value of Investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$43,393,119	$—	$43,393,119

Total Assets	$—	$43,393,119	$—	$43,393,119

Total Liabilities	$—	$—	$—	$—

Total	$—	$43,393,119	$—	$43,393,119

The Portfolio held no derivatives contracts during the six months ended June 30, 2010.

Investment security transactions for the six months ended June 30, 2010 were as follows:

Cost of Purchases:
Investment Companies	$8,261,127

Net Proceeds of Sales and Redemptions:
Investment Companies	$4,048,977

As of June 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$237,452
Aggregate gross unrealized depreciation	(4,120,527)

Net unrealized depreciation	$(3,883,075)

Federal income tax cost of investments	$47,276,194

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES June 30, 2010 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $47,391,354)	$43,393,119
Receivable from Separate Accounts for Trust shares sold	190,938
Receivable for securities sold	14,601

Total assets	43,598,658

LIABILITIES
Overdraft payable	43,237
Payable to Separate Accounts for Trust shares redeemed	11,003
Distribution fees payable - Class B	6,131
Administrative fees payable	3,265
Trustees’ fees payable	157
Accrued expenses	66,730

Total liabilities	130,523

NET ASSETS	$43,468,135

Net assets were comprised of:
Paid in capital	$53,162,066
Accumulated undistributed net investment income (loss)	772
Accumulated undistributed net realized gain (loss) on investments	(5,696,468)
Unrealized appreciation (depreciation) on investments	(3,998,235)

Net assets	$43,468,135

Class A
Net asset value, offering and redemption price per share, $14,619,827 / 1,972,146 shares outstanding (unlimited amount authorized: $0.001 par value)	$7.41

Class B
Net asset value, offering and redemption price per share, $28,848,308 / 3,895,148 shares outstanding (unlimited amount authorized: $0.001 par value)	$7.41

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2010 (Unaudited)

EXPENSES
Administrative fees	$49,527
Custodian fees	45,795
Distribution fees - Class B	36,400
Professional fees	23,685
Investment management fees	22,274
Printing and mailing expenses	2,613
Trustees’ fees	366
Miscellaneous	1,976

Gross expenses	182,636
Less: Waiver from investment advisor	(68,320)

Net expenses	114,316

NET INVESTMENT INCOME (LOSS)	(114,316)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities (All realized gain (loss) from affiliates)	(956,358)
Net change in unrealized appreciation (depreciation) on securities	(2,301,580)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(3,257,938)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(3,372,254)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(114,316)	$1,209,360
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	(956,358)	(3,656,851)
Net change in unrealized appreciation (depreciation) on investments	(2,301,580)	10,894,984

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(3,372,254)	8,447,493

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	—	(532,746)
Class B	—	(937,221)

	—	(1,469,967)

Distributions from net realized capital gains
Class A	—	(44,790)
Class B	—	(81,335)

	—	(126,125)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(1,596,092)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [248,274 and 433,989 shares, respectively]	2,010,179	2,958,133
Capital shares issued in reinvestment of dividends and distributions [0 and 72,784 shares, respectively]	—	577,536
Capital shares repurchased [(117,585) and (187,611) shares, respectively]	(917,662)	(1,434,554)

Total Class A transactions	1,092,517	2,101,115

Class B
Capital shares sold [744,528 and 1,672,210 shares, respectively]	5,954,895	11,638,159
Capital shares issued in reinvestment of dividends and distributions [0 and 128,295 shares, respectively]	—	1,018,556
Capital shares repurchased [(297,368) and (540,351) shares, respectively]	(2,382,989)	(3,901,489)

Total Class B transactions	3,571,906	8,755,226

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	4,664,423	10,856,341

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,292,169	17,707,742
NET ASSETS:
Beginning of period	42,175,966	24,468,224

End of period (a)	$43,468,135	$42,175,966

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$772	$115,088

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2010 (Unaudited)		Year Ended December 31,						August 31, 2006* to December 31, 2006
Class A			2009		2008		2007
Net asset value, beginning of period	$7.97		$6.59		$11.21		$10.76		$10.00

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.01	)(e)	0.25	(e)	0.34	(e)	0.17	(e)	0.16	(e)
Net realized and unrealized gain (loss) on investments	(0.55)		1.46		(4.58)		0.66		0.78

Total from investment operations	(0.56)		1.71		(4.24)		0.83		0.94

Less distributions:
Dividends from net investment income	—		(0.30)		(0.24)		(0.27)		(0.18)
Distributions from net realized gains	—		(0.03)		(0.14)		(0.11)		—	#

Total dividends and distributions	—		(0.33)		(0.38)		(0.38)		(0.18)

Net asset value, end of period	$7.41		$7.97		$6.59		$11.21		$10.76

Total return (b)	(7.03)%		25.92%		(37.94)%		7.75%		9.45%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$14,620		$14,680		$10,038		$589		$547
Ratio of expenses to average net assets:
After waivers and reimbursements (a) (f)	0.35%		0.35%		0.35%		0.35%		0.35%
Before waivers and reimbursements (a) (f)	0.66%		0.91%		0.94%		2.48%		9.66	%(c)
Ratio of net investment income to average net assets:
After waivers and reimbursements (a) (f) (x)	(0.35)%		3.58%		3.92%		1.48%		4.50	%(l)
Before waivers and reimbursements (a) (f) (x)	(0.66)%		3.02%		3.33%		(0.64)%		(4.99	)%(l)
Portfolio turnover rate	9%		22%		12%		6%		4%

	Six Months Ended June 30, 2010 (Unaudited)		Year Ended December 31,						August 31, 2006* to December 31, 2006
Class B			2009		2008		2007
Net asset value, beginning of period	$7.97		$6.60		$11.21		$10.76		$10.00

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.02	)(e)	0.27	(e)	0.30	(e)	0.29	(e)	0.19	(e)
Net realized and unrealized gain (loss) on investments	(0.54)		1.41		(4.55)		0.51		0.74

Total from investment operations	(0.56)		1.68		(4.25)		0.80		0.93

Less distributions:
Dividends from net investment income	—		(0.28)		(0.22)		(0.24)		(0.17)
Distributions from net realized gains	—		(0.03)		(0.14)		(0.11)		—	#

Total dividends and distributions	—		(0.31)		(0.36)		(0.35)		(0.17)

Net asset value, end of period	$7.41		$7.97		$6.60		$11.21		$10.76

Total return (b)	(7.03)%		25.41%		(38.01)%		7.37%		9.45%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$28,848		$27,496		$14,430		$9,825		$1,228
Ratio of expenses to average net assets:
After waivers and reimbursements (a) (f)	0.60%		0.60%		0.60%		0.60%		0.60%
Before waivers and reimbursements (a) (f)	0.91%		1.16	%(c)	1.19	%(c)	2.73	%(c)	9.91	%(c)
Ratio of net investment income to average net assets:
After waivers and reimbursements (a) (f) (x)	(0.60)%		3.79%		3.34%		2.54%		5.42	%(l)
Before waivers and reimbursements (a) (f) (x)	(0.91)%		3.22%		2.59%		0.53%		(3.77	)%(l)
Portfolio turnover rate	9%		22%		12%		6%		4%

*	Commencement of operations.
#	Per share amount is less than $0.01.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expense.
(e)	Net investment income is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying Portfolios unless otherwise noted.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

TARGET 2045 ALLOCATION PORTFOLIO (Unaudited)

Portfolio Allocation (as a percentage of Total Investment Companies)
As of June 30, 2010
EQ/Equity 500 Index Portfolio	42.1%
EQ/International ETF Portfolio	20.1
EQ/Global Multi-Sector Equity Portfolio	17.7
EQ/Small Company Index Portfolio	9.8
Multimanager Mid Cap Value Portfolio	3.3
Multimanager Large Cap Value Portfolio	3.0
Multimanager Aggressive Equity Portfolio	1.9
EQ/Core Bond Index Portfolio	0.8
Multimanager Multi-Sector Bond Portfolio	0.7
Multimanager Mid Cap Growth Portfolio	0.6

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2010 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related feed and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Expenses Paid During Period* 1/1/10- 6/30/10
Class A
Actual	$1,000.00	$916.00	$1.66
Hypothetical (5% average return before expenses)	1,000.00	1,023.06	1.76
Class B
Actual	1,000.00	914.70	2.85
Hypothetical (5% average return before expenses)	1,000.00	1,021.82	3.01

*   Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.35% and 0.60% , respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/Core Bond Index Portfolio‡	17,183	$169,528
EQ/Equity 500 Index Portfolio‡	505,245	9,154,070
EQ/Global Multi-Sector Equity Portfolio‡	377,574	3,851,212
EQ/International ETF Portfolio‡	738,763	4,377,773
EQ/Small Company Index Portfolio‡	258,885	2,135,840
Multimanager Aggressive Equity Portfolio‡	19,856	425,391
Multimanager Large Cap Value Portfolio‡	80,850	657,856
Multimanager Mid Cap Growth Portfolio*‡	17,780	125,341
Multimanager Mid Cap Value Portfolio‡	89,873	708,605

	Number of Shares	Value (Note 1)
Multimanager Multi-Sector Bond Portfolio‡	37,108	$145,919

Total Investments (100.2%) (Cost $22,910,621)		21,751,535
Other Assets Less Liabilities (-0.2%)		(40,708)

Net Assets (100%)		$21,710,827

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios (Multimanager) and Class IA shares for EQ Advisors Trust Portfolios.

Investments in companies which were affiliates for the six months ended June 30, 2010, were as follows:

Securities	Market Value December 31, 2009	Purchases at Cost	Sales at Cost	Market Value June 30, 2010	Dividend Income	Realized Gain (Loss)
EQ/Core Bond Index Portfolio	$107,057	$111,004	$54,730	$169,528	$—	$1,776
EQ/Equity 500 Index Portfolio	9,669,867	1,364,618	1,560,631	9,154,070	—	(348,674)
EQ/Global Multi-Sector Equity Portfolio	3,877,220	849,275	693,247	3,851,212	—	(237,442)
EQ/International ETF Portfolio	4,790,238	805,950	842,169	4,377,773	—	(353,471)
EQ/Small Company Index Portfolio	1,892,229	549,212	312,732	2,135,840	—	(54,496)
Multimanager Aggressive Equity Portfolio	486,534	139,422	121,193	425,391	—	36,914
Multimanager Large Cap Value Portfolio	643,186	161,544	74,285	657,856	—	23,952
Multimanager Mid Cap Growth Portfolio	113,697	51,618	44,643	125,341	—	(9,339)
Multimanager Mid Cap Value Portfolio	709,117	56,949	42,991	708,605	—	(7,614)
Multimanager Multi-Sector Bond Portfolio	66,209	81,004	6,154	145,919	—	350

	$22,355,354	$4,170,596	$3,752,775	$21,751,535	$—	$(948,044)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2010 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including Quoted Prices for Similar Securities, Interest Rates, Prepayment Speeds, Credit Risk, etc.)	Level 3 Significant Unobservable Inputs (Including the Portfolio’s Own Assumptions in Determining the Fair Value of Investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$21,751,535	$—	$21,751,535

Total Assets	$—	$21,751,535	$—	$21,751,535

Total Liabilities	$—	$—	$—	$—

Total	$—	$21,751,535	$—	$21,751,535

The Portfolio held no derivatives contracts during the six months ended June 30, 2010.

Investment security transactions for the six months ended June 30, 2010 were as follows:

Cost of Purchases:
Investment Companies	$4,170,596
Net Proceeds of Sales and Redemptions:
Investment Companies	$2,804,731

As of June 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$319,616
Aggregate gross unrealized depreciation	(1,436,463)

Net unrealized depreciation	$(1,116,847)

Federal income tax cost of investments	$22,868,382

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2010 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $22,910,621)	$21,751,535
Cash	65,449
Receivable from Separate Accounts for Trust shares sold	15,899
Receivable from investment manager	1,710

Total assets	21,834,593

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	33,189
Payable for securities purchased	30,815
Distribution fees payable - Class B	3,811
Trustees’ fees payable	101
Accrued expenses	55,850

Total liabilities	123,766

NET ASSETS	$21,710,827

Net assets were comprised of:
Paid in capital	$26,842,814
Accumulated undistributed net investment income (loss)	(22,024)
Accumulated undistributed net realized gain (loss) on investments	(3,950,877)
Unrealized appreciation (depreciation) on investments	(1,159,086)

Net assets	$21,710,827

Class A
Net asset value, offering and redemption price per share, $4,349,763 / 623,136 shares outstanding (unlimited amount authorized: $0.001 par value)	$6 .98

Class B
Net asset value, offering and redemption price per share, $17,361,064 / 2,489,164 shares outstanding (unlimited amount authorized: $0.001 par value)	$6 .97

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2010 (Unaudited)

EXPENSES
Custodian fees	$34,613
Administrative fees	33,617
Professional fees	23,504
Distribution fees - Class B	23,416
Investment management fees	11,667
Printing and mailing expenses	1,375
Trustees’ fees	192
Miscellaneous	1,620

Gross expenses	130,004
Less: Waiver from investment advisor	(45,284)
Reimbursement from investment advisor	(20,496)

Net expenses	64,224

NET INVESTMENT INCOME (LOSS)	(64,224)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities (All realized gain (loss) from affiliates)	(948,044)
Net change in unrealized appreciation (depreciation) on securities	(1,021,639)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(1,969,683)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,033,907)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(64,224)	$607,165
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	(948,044)	(2,661,912)
Net change in unrealized appreciation (depreciation) on investments	(1,021,639)	6,729,661

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(2,033,907)	4,674,914

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	—	(160,118)
Class B	—	(601,358)

	—	(761,476)

Distributions from net realized capital gains
Class A	—	(18,900)
Class B	—	(70,782)

	—	(89,682)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(851,158)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 75,786 and 204,967 shares, respectively ]	592,140	1,303,788
Capital shares issued in reinvestment of dividends and distributions [ 0 and 23,678 shares, respectively ]	—	179,018
Capital shares repurchased [ (31,252) and (136,166) shares, respectively ]	(236,746)	(977,476)

Total Class A transactions	355,394	505,330

Class B
Capital shares sold [ 559,496 and 1,387,350 shares, respectively ]	4,274,208	9,217,209
Capital shares issued in reinvestment of dividends and distributions [ 0 and 88,803 shares, respectively ]	—	672,140
Capital shares repurchased [ (391,628) and (557,304) shares, respectively ]	(2,977,145)	(3,836,201)

Total Class B transactions	1,297,063	6,053,148

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	1,652,457	6,558,478

TOTAL INCREASE (DECREASE) IN NET ASSETS	(381,450)	10,382,234
NET ASSETS:
Beginning of period	22,092,277	11,710,043

End of period (a)	$21,710,827	$22,092,277

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(22,024)	$42,200

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2010 (Unaudited)		Year Ended December 31,			August 31, 2006* to December 31, 2006
Class A			2009	2008	2007
Net asset value, beginning of period	$7.62		$6.20	$11.16	$10.86	$10.00

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.01	)(e)	0.22 (e)	0.29 (e)	0.13 (e)	0.12	(e)
Net realized and unrealized gain (loss) on investments	(0.63)		1.52	(4.86)	0.74	0.89

Total from investment operations	(0.64)		1.74	(4.57)	0.87	1.01

Less distributions:
Dividends from net investment income	—		(0.29)	(0.20)	(0.23)	(0.15)
Distributions from net realized gains	—		(0.03)	(0.19)	(0.34)	—	#

Total dividends and distributions	—		(0.32)	(0.39)	(0.57)	(0.15)

Net asset value, end of period	$6.98		$7.62	$6.20	$11.16	$10.86

Total return (b)	(8.40)%		28.13%	(41.18)%	8.09%	10.16%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,350		$4,407	$3,014	$595	$551
Ratio of expenses to average net assets:
After waivers and reimbursements (a) (f)	0.35%		0.35%	0.35%	0.35%	0.35%
Before waivers and reimbursements (a) (f)	0.91%		1.33%	1.63%	2.91%	10.59	%(c)
Ratio of net investment income to average net assets:
After waivers and reimbursements (a) (f) (x)	(0.35)%		3.35%	3.40%	1.13%	3.47	%(l)
Before waivers and reimbursements (a) (f) (x)	(0.91)%		2.37%	2.12%	(1.42)%	(6.92	)%(l)
Portfolio turnover rate	12%		30%	5%	23%	7%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2010 (Unaudited)		Year Ended December 31,						August 31, 2006* to December 31, 2006
Class B			2009		2008		2007
Net asset value, beginning of period	$7.62		$6.20		$11.16		$10.86		$10.00

Income (loss) from investment operations:
Net investment income (loss) (x)	(0.02	)(e)	0.25	(e)	0.24	(e)	0.21	(e)	0.18	(e)
Net realized and unrealized gain (loss) on investments	(0.63)		1.47		(4.82)		0.63		0.82

Total from investment operations	(0.65)		1.72		(4.58)		0.84		1.00

Less distributions:
Dividends from net investment income	—		(0.27)		(0.19)		(0.20)		(0.14)
Distributions from net realized gains	—		(0.03)		(0.19)		(0.34)		—	#

Total dividends and distributions	—		(0.30)		(0.38)		(0.54)		(0.14)

Net asset value, end of period	$6.97		$7.62		$6.20		$11.16		$10.86

Total return (b)	(8.53)%		27.80%		(41.33)%		7.82%		10.06%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$17,361		$17,686		$8,696		$6,588		$1,052
Ratio of expenses to average net assets:
After waivers and reimbursements (a) (f)	0.60%		0.60%		0.60%		0.60%		0.60%
Before waivers and reimbursements (a) (f)	1.16%		1.58	%(c)	1.88	%(c)	3.16	%(c)	10.84	%(c)
Ratio of net investment income to average net assets:
After waivers and reimbursements (a) (f) (x)	(0.60)%		3.78%		2.71%		1.78%		5.06	%(l)
Before waivers and reimbursements (a) (f) (x)	(1.16)%		2.78%		1.33%		(0.70)%		(5.07	)%(l)
Portfolio turnover rate	12%		30%		5%		23%		7%

*	Commencement of operations.
#	Per share amount is less than $0.01.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expense.
(e)	Net investment income is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying Portfolios unless otherwise noted.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2010 (Unaudited)

Note 1	Organization and Selected Significant Accounting Policies

AXA Premier VIP Trust (the “Trust”) was organized as a Delaware business trust on October 2, 2001 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with twenty-one diversified Portfolios (each a “Portfolio”). The investment manager to each Portfolio is AXA Equitable Life Insurance Company (“AXA Equitable” or the “Manager”). The day-to-day portfolio management of each Portfolio, other than the AXA Conservative Allocation Portfolio, AXA Conservative-Plus Allocation Portfolio, AXA Moderate Allocation Portfolio, AXA Moderate-Plus Allocation Portfolio and AXA Aggressive Allocation Portfolio (“AXA Allocation Portfolios”), and the Target 2015 Allocation Portfolio, Target 2025 Allocation Portfolio, Target 2035 Allocation Portfolio and Target 2045 Allocation Portfolio (“Target Allocation Portfolios”), and an allocated portion of the Multimanager Technology Portfolio, is provided by multiple investment sub-advisers (each an “Adviser”).

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with their vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust and management expect that risk of loss to be remote.

The AXA Allocation Portfolios and the Target Allocation Portfolios are types of mutual funds often described as “fund of funds.” Each AXA Allocation Portfolio and Target Allocation Portfolio pursues its investment objective by investing exclusively in other affiliated mutual funds managed by AXA Equitable (EQ Advisors Trust and AXA Premier VIP Trust).

All of the Portfolios, except the AXA Allocation Portfolios and Target Allocation Portfolios, employ multiple Advisers. Each of the Advisers independently chooses and maintains a portfolio of securities for the Portfolio and each is responsible for investing a specific allocated portion of the Portfolio’s assets. Because each Adviser will be managing its allocated portion of the Portfolio independently from the other Advisers, the same security may be held in different portions of the Portfolio, or may be acquired for one portion of the Portfolio at a time when the Adviser of another portion deems it appropriate to dispose of the security. Similarly, under some market conditions, one Adviser may believe that temporary defensive investments in short-term instruments or cash are appropriate when the other Adviser or Advisers believe continued exposure to the equity markets is appropriate for their portions of the Portfolio. Because each Adviser directs the trading for its own portion of the Portfolio, and does not aggregate its transactions with those of the other Advisers, the Portfolio may incur higher brokerage costs, and have higher portfolio turnover, than would be the case if a single Adviser were managing the entire Portfolio.

The Trust has the right to issue two classes of shares, Class A and Class B. The Class B shares are subject to distribution fees imposed under a distribution plan (“Distribution Plan”) adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Trust’s multiple class distribution system, both classes of shares have identical voting, dividend, liquidation and other rights, other than the payment of distribution fees under the Distribution Plan. The Trust’s shares are currently sold only to insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts issued by AXA Equitable, an indirect wholly-owned subsidiary of AXA, AXA Life and Annuity Company and other affiliated or unaffiliated insurance companies and to the AXA Equitable 401(k) Plan. Shares also may be sold to other tax-qualified retirement plans, to other Series of the Trust and to Series of EQ Advisors Trust, a separate registered investment company managed by AXA Equitable that currently sell its shares to accounts and plans.

The investment objectives of each Portfolio are as follows:

AXA Conservative Allocation Portfolio — Seeks to achieve a high level of current income.

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2010 (Unaudited)

AXA Conservative-Plus Allocation Portfolio — Seeks to achieve current income and growth of capital, with a greater emphasis on current income.

AXA Moderate Allocation Portfolio — Seeks to achieve long-term capital appreciation and current income.

AXA Moderate-Plus Allocation Portfolio — Seeks to achieve long-term capital appreciation and current income, with a greater emphasis on capital appreciation.

AXA Aggressive Allocation Portfolio — Seeks to achieve long-term capital appreciation.

Multimanager Aggressive Equity Portfolio (advised by AllianceBernstein L.P. (“AllianceBernstein”) (an affiliate of AXA Equitable), ClearBridge Advisors, LLC, Legg Mason Capital Management, Inc., and Marsico Capital Management, LLC (“Marsico”)) — Seeks to achieve long-term growth of capital.

Multimanager Core Bond Portfolio (advised by BlackRock Financial Management, Inc., Pacific Investment Management Company LLC (“PIMCO”), and SSgA Funds Management, Inc. (“SSgA FM”)) — Seeks to achieve balance of a high current income and capital appreciation, consistent with a prudent level of risk.

Multimanager International Equity Portfolio (advised by AllianceBernstein, BlackRock Investment Management LLC (“BlackRock”), JPMorgan Investment Management Inc., and Marsico) — Seeks to achieve long-term growth of capital. On February 12, 2010, BlackRock replaced SSgA FM as an Adviser to the Portfolio.

Multimanager Large Cap Core Equity Portfolio (advised by AllianceBernstein, Janus Capital Management LLC, and Thornburg Investment Management, Inc.) — Seeks to achieve long-term growth of capital.

Multimanager Large Cap Growth Portfolio (advised by Goodman & Co. NY Ltd., SSgA FM, T. Rowe Price Associates, Inc. and Westfield Capital Management Company L.P.) — Seeks to achieve long-term growth of capital.

Multimanager Large Cap Value Portfolio (advised by AllianceBernstein, Institutional Capital LLC, and MFS Investment Management) — Seeks to achieve long-term growth of capital.

Multimanager Mid Cap Growth Portfolio (advised by AllianceBernstein, BlackRock, Franklin Advisers, Inc. and Wellington Management Company, LLP (“Wellington Management”)) — Seeks to achieve long-term growth of capital. On February 12, 2010, BlackRock replaced SSgA FM as an Adviser to the Portfolio.

Multimanager Mid Cap Value Portfolio (advised by AXA Rosenberg Investment Management LLC (“AXA Rosenberg”) (an affiliate of AXA Equitable), BlackRock, Tradewinds Global Investors LLC and Wellington Management) — Seeks to achieve long-term growth of capital. On February 12, 2010, BlackRock replaced SSgA FM as an Adviser to the Portfolio.

Multimanager Multi-Sector Bond Portfolio (formerly Multimanager High Yield Portfolio) (advised by PIMCO, Post Advisory Group LLC and SSgA FM) — Seeks to achieve high total return through a combination of current income and capital appreciation.

Multimanager Small Cap Growth Portfolio (advised by BlackRock, Eagle Asset Management, Inc. and Wells Capital Management Inc.) — Seeks to achieve long-term growth of capital. On February 12, 2010, BlackRock replaced SSgA FM as an Adviser to the Portfolio.

Multimanager Small Cap Value Portfolio (advised by BlackRock, Franklin Advisory Services LLC and Pacific Global Investment Management Company) — Seeks to achieve long-term growth of capital. On February 12, 2010, BlackRock replaced SSgA FM as an Adviser to the Portfolio.

Multimanager Technology Portfolio (advised by AXA Equitable, RCM Capital Management LLC (“RCM”), SSgA FM and Wellington Management) — Seeks to achieve long-term growth of capital.

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2010 (Unaudited)

Target 2015 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

Target 2025 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

Target 2035 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

Target 2045 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

The following is a summary of the significant accounting policies of the Trust:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Valuation:

The Portfolios are subject to the provisions of FASB Accounting Standards CodificationTM (“ASC”), “Fair Value Measurements and Disclosure” (ASC 820). This standard defines fair value, sets out a framework for measuring fair value and requires certain disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:

•	Level 1 - quoted prices in active markets for identical assets

•	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

A summary of inputs used to value each Portfolio’s net assets as of June 30, 2010 is included in the Portfolio of Investments.

Equity securities listed on national securities exchanges are valued at the last sale price or official closing price or, if there is no sale or official closing price, at the latest available bid price. Securities listed on the NASDAQ Stock Market will be valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. Other unlisted stocks are valued at their last sale price or official closing price.

Convertible preferred stocks listed on national securities exchanges or included on the NASDAQ stock market are valued as of their last sale price or, if there is no sale, at the latest available bid price.

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2010 (Unaudited)

Convertible bonds and unlisted convertible preferred stocks are valued at bid prices obtained from one or more of the major dealers in such bonds or stocks. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks. Convertible bonds may be matrix-priced based upon the conversion value to the underlying common stocks and market premiums.

Mortgage-backed and asset-backed securities are valued at prices obtained from a bond pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities.

Options are valued at their last sale price, or if not available, previous day’s sales price. If the bid price is higher or the asked price is lower than the last sale price, the higher bid or lower asked price may be used. Options not traded on an exchange or actively traded are valued according to fair value methods. The market value of a put or call option will usually reflect, among other factors, the market price of the underlying security.

Corporate bonds and notes may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size, trading in similar groups of securities and any developments related to specific securities.

U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are valued at representative quoted prices.

Foreign securities, including foreign government securities, not traded directly, or in American Depository Receipt (ADR) or similar form in the United States, are valued at representative quoted prices from the primary exchange in the currency of the country of origin.

Investments in Exchange Traded Funds (ETFs) are valued based on last sale or official closing price.

Investments in shares of open-end mutual funds (other than ETFs) held by a Portfolio will be valued at the net asset value of the shares of such funds as described in these funds’ prospectuses.

Futures contracts are valued at their last sale price or, if there is no sale, at the latest available bid price.

Forward foreign exchange contracts are valued by interpolating between the forward and spot currency rates as quoted by a pricing service as of a designated hour on the valuation date.

If market quotations are not readily available for a security or other financial instruments, such securities or instruments shall be referred to the Trust’s Valuation Committee, who will value the assets in good faith and pursuant to procedures adopted by the Board of Trustees of the Trust. Such procedures may include the use of assumptions and inputs including, but not limited to, acquisition price, future cash flows, estimated risk premiums, duration and broker quotations for comparable securities. These securities and other financial instruments may be classified as Level 2 or 3 depending on the significance of the inputs that are not observable.

Investments in the AXA Allocation Portfolios and the Target Allocation Portfolios are valued based on the net asset value per share of each underlying open-end mutual fund (other than ETFs), which follow the policies as described above.

Pursuant to procedures approved by the Trustees, events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the NAV is determined may be reflected, as by a method approved by the Trustees, in the Trust’s calculation of net asset values for each applicable Portfolio when the Trust’s Manager deems that the particular event or circumstance would materially affect such Portfolio’s net asset value. The value and percentage, based on Total Investments, of the investments that applied these procedures on June 30, 2010 are as follows:

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2010 (Unaudited)

Portfolios:	Market Value	Percentage of Total Investments
Multimanager International Equity	$697,147,223	89.2%
Multimanager Large Cap Core Equity	24,166,304	3.8
Multimanager Large Cap Value	11,074,315	0.9
Multimanager Mid Cap Growth	2,781,791	0.6
Multimanager Mid Cap Value	2,857,505	0.6
Multimanager Technology	15,918,774	3.0

Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees. Dividend income (net of withholding taxes) and distributions to shareholders are recorded on the ex-dividend date. Interest income (including amortization of premium and discount on long-term securities using the effective yield method) is accrued daily. The Trust records gains and losses realized on prepayments received on mortgage-backed securities as interest income.

The Portfolios record distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Portfolios adjust the estimated amounts of components of distributions (and consequently its net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

Realized gains and losses on the sale of investments are computed on the basis of the specific identification method of the investments sold. Unrealized appreciation (depreciation) on investments and foreign currency denominated assets and liabilities is presented net of deferred taxes on unrealized gains in the Statement of Assets and Liabilities.

Expenses attributable to a single Portfolio or class are charged to that Portfolio or class. Expenses of the Trust not attributable to a single Portfolio or class are charged to each Portfolio or class in proportion to the average net assets of each Portfolio or other appropriate allocation methods.

All income earned and expenses incurred by each Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the daily net assets of such class, except for distribution fees which are charged on a class specific basis.

Foreign Currency Valuation:

The books and records of the Trust are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at current exchange rates at the following dates:

(i)	market value of investment securities, other assets and liabilities — at the valuation date.

(ii)	purchases and sales of investment securities, income and expenses — at the date of such transactions.

The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on securities.

Net currency gains or losses realized and unrealized as a result of differences between interest or dividends, withholding taxes, forward foreign currency exchange contracts and foreign cash recorded on the Portfolio’s books and the U.S. dollar equivalent amount actually received or paid are presented under foreign currency transactions in the realized and unrealized gains and losses section of the Statements of Operations. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from forward foreign currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2010 (Unaudited)

securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on a Portfolio’s books and the U.S. dollar equivalent of amounts actually received or paid.

Taxes:

The Trust intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its net investment income and net realized capital gains to shareholders of each Portfolio. Therefore, no Federal income tax provision is required. Dividends from net investment income, if any, are declared and distributed at least annually for all Portfolios (Multimanager Core Bond declares and distributes monthly).

The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, the Portfolios’ conclusions may be subject to future review based on changes in or the interpretation of, the accounting standards or tax laws and regulations. The Portfolios recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the year, the Portfolios did not incur any interest or penalties. Each of the tax years in the four year period ended December 31, 2009 remain subject to examination by the Internal Revenue Service and state taxing authorities.

Dividends from net realized short-term and long-term capital gains are declared and distributed at least annually to the shareholders of the Portfolios to which such gains are attributable. All dividends are reinvested in additional full and fractional shares of the related Portfolios. All distributions are calculated on a tax basis and, as such, the amounts may differ from financial statement investment income and realized gains. Those differences are primarily due to differing book and tax treatments for derivative transactions, losses due to wash sales transactions, mark-to-market of forward contracts, mark-to-market of passive foreign investment companies, investments in Real Estate Investment Trusts, post-October losses, paydowns, mergers and affiliated fund of fund investments. In addition, short-term capital gains and foreign currency gains are treated as capital gains for accounting purposes but are considered ordinary income for tax purposes. Net capital and net currency losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Portfolio’s next taxable year. The tax composition of distributed and undistributed income and gains for the years ended December 31, 2009 and December 31, 2008, were as follows:

	Year Ended December 31, 2009				Year Ended December 31, 2008
	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains
AXA Conservative Allocation	$103,723,297	$2,842,654	$5,670,245	$1,446,446	$66,401,374	$14,776,714	$—	$2,702,908
AXA Conservative- Plus Allocation	137,056,942	3,625,414	1,625,797	331,489	54,829,847	36,745,585	—	2,679,153
AXA Moderate Allocation	789,882,043	12,069,728	41,006,521	562,114	370,627,445	388,857,007	—	11,769,459
AXA Moderate-Plus Allocation	1,071,322,419	21,579,273	67,880,293	944,600	250,828,191	559,424,936	—	20,523,372
AXA Aggressive Allocation	378,718,962	3,685,655	8,055,639	2,976,403	49,303,399	206,971,528	59,296	3,083,153
Multimanager Aggressive Equity	3,392,378	—	5,484,078	—	6,214,318	—	35,872	—
Multimanager Core Bond	144,363,283	—	2,221,491	—	207,175,981	47,135,586	—	—

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2010 (Unaudited)

	Year Ended December 31, 2009				Year Ended December 31, 2008
	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains
Multimanager International Equity	$17,912,524	$—	$1,468,294	$—	$77,511,552	$18,971,707	$972,411	$—
Multimanager Large Cap Core Equity	10,021,263	—	193,561	—	10,831,433	—	—	—
Multimanager Large Cap Growth	391,713	—	8,931	—	53,996	—	—	—
Multimanager Large Cap Value	27,123,139	—	281,454	—	35,259,292	3,521,292	—	—
Multimanager Mid Cap Growth	—	—	—	—	3,043,981	4,128,512	—	—
Multimanager Mid Cap Value	14,178,490	—	162,151	—	4,821,485	11,956,713	3,755,335	—
Multimanager Multi-Sector Bond	71,491,013	—	260,197	—	157,290,685	—	—	—
Multimanager Small Cap Growth	—	—	—	—	2,535,039	102,520	—	—
Multimanager Small Cap Value	7,505,579	—	—	—	3,268,398	4,501,548	—	—
Multimanager Technology	—	—	—	—	—	—	—	—
Target Allocation 2015	2,960,180	62,359	8,175	3,168	1,952,642	924,929	—	—
Target Allocation 2025	3,010,637	139,325	381	124	1,595,453	1,153,544	—	70,416
Target Allocation 2035	1,523,698	72,394	18,120	528	653,191	618,788	—	28,830
Target Allocation 2045	804,648	46,510	28,338	11,748	253,717	386,856	—	26,023

Fees Paid Indirectly:

For all Portfolios, the Board of Trustees has approved the payment of certain Trust expenses using brokerage service arrangements. These payments are reflected on the Statements of Operations. For the six months ended June 30, 2010, several Portfolios reduced expenses under these arrangements as follows:

Portfolios:	Amount
Multimanager Aggressive Equity	$83,918
Multimanager International Equity	720
Multimanager Large Cap Core Equity.	10,302
Multimanager Large Cap Growth.	25,824
Multimanager Large Cap Value	44,879
Multimanager Mid Cap Growth	10,304
Multimanager Mid Cap Value	27,655
Multimanager Small Cap Growth.	7,781
Multimanager Small Cap Value.	5,261
Multimanager Technology	27,596

Securities Lending:

For all Portfolios (except the AXA Allocation Portfolios and Target Allocation Portfolios), the Board of Trustees has approved the lending of portfolio securities, through its custodian bank, JPMorgan Chase Bank (“JPMorgan”), acting as lending agent, to certain approved broker-dealers in exchange for negotiated lenders’ fees. By lending investment securities, a Portfolio attempts to

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increase its net investment income through the return on the investment of cash collateral received on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would be for the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. Any such loan of Portfolio securities will generally be continuously secured by collateral in cash or high grade debt securities at least equal at all times to the market value of the security loaned. JPMorgan will indemnify each Portfolio from any loss resulting from a borrower’s failure to return a loaned security when due. JPMorgan invests the cash collateral on behalf of the Portfolios and retains a portion of the interest earned. Cash collateral is invested on behalf of a Portfolio in a manner similar to the Portfolio’s investment of its cash reserves and the Portfolio bears all of the gains and losses on such investment. The net asset value of a Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. The net amount of interest earned, after the interest rebate, is included in the Statements of Operations as securities lending income. None of the Portfolios had any loans outstanding at June 30, 2010.

Short Sales Against the Box:

Certain Portfolios may enter into a “short sale” of securities in circumstances in which, at the time the short position is open, the Portfolio owns at least an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into at least an equal number of securities sold short. This kind of short sale, which is referred to as one “against the box,” may be entered into by the Portfolio to, for example, lock in a sale price for a security the Portfolio does not wish to sell immediately. The Portfolio will designate the segregation, either on its records or with the Trust’s custodian, of the securities sold short or convertible or exchangeable preferred stocks or debt securities sold in connection with short sales against the box. Not more than 10% of a Portfolio’s net assets may be held as collateral for short sales against the box at any one time. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off-balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Portfolio bears the risk of potential inability of the broker to meet their obligation to perform.

Accounting for Derivative Instruments:

The Portfolios are subject to the provisions of ASC 815, “Derivatives and Hedging.” ASC 815 requires disclosures about entities derivative and hedging activities. The following is a description of how and why the Portfolios use derivative instruments, the type of derivatives utilized by the Portfolios during the reporting period, as well as the primary underlying risk exposures related to each instrument type. Derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting. Even though the Portfolio may use derivatives in an attempt to achieve an economic hedge, the Portfolio’s derivatives are not accounted for as hedging instruments under ASC 815 because the Portfolios account for their derivatives at fair value and record any changes in fair value in current period earnings. All open derivative positions at year end are reflected on each respective Portfolio’s Portfolio of Investments. The volume of derivative activity, based on month-end notional amounts during the period is also noted in each respective Portfolio’s Portfolio of Investments.

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Futures Contracts, Options on Futures Contracts, Forward Commitments and Foreign Currency Exchange Contracts:

The futures contracts and options on futures contracts used by the Portfolios are agreements to buy or sell a financial instrument for a set price in the future. Certain Portfolios may buy or sell futures contracts and options on futures contracts for the purpose of protecting their portfolio securities against future changes in interest rates and indices which might adversely affect the value of the Portfolios’ securities or the price of securities that it intends to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and options on futures contracts and can be in cash, certain money market instruments, treasury securities or other liquid, high grade debt securities. During the period the futures contracts and options on futures contracts are open, changes in the market price of the contracts are recognized as unrealized gains or losses by “marking-to-market” at the end of each trading day. Variation margin payments on futures contracts and options on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio’s basis in the contract. Should interest rates or indices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may incur a loss. The use of futures contracts transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Use of long futures contracts subjects the Portfolios to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Portfolios to unlimited risk of loss. The Portfolios enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Portfolio’s credit risk is limited to failure of the exchange or board of trade. With respect to Multimanager Aggressive Equity Portfolio, Multimanager International Equity Portfolio, Multimanager Large Cap Core Equity Portfolio, Multimanager Large Cap Value Portfolio, Multimanager Mid Cap Growth Portfolio, Multimanager Mid Cap Value Portfolio, Multimanager Small Cap Growth Portfolio and Multimanager Small Cap Value Portfolio, the Manager may also utilize futures and options to manage equity exposure.

Certain Portfolios may make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time (“forward commitments”) if they designate the segregation, either on their records or with the Trust’s custodian, of cash or other liquid securities in an amount sufficient to meet the purchase price, or if they enter into offsetting contracts for the forward sale of other securities they own. These commitments are reported at market value in the financial statements. Forward commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines or if the value of the security to be sold increases prior to the settlement date, which is risk in addition to the risk of decline in value of the Portfolio’s other assets. Where such purchases or sales are made through dealers, a Portfolio relies on the dealer to consummate the sale. The dealer’s failure to do so may result in the loss to a Portfolio of an advantageous yield or price. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends. The use of forward commitments may result in market risk to the Portfolios that is greater than if the Portfolios had engaged solely in transactions that settle in the customary time. Certain Portfolios purchase forward commitments to gain or reduce exposure to the financial markets.

Certain Portfolios may purchase foreign currency on a spot (or cash) basis. In addition, certain Portfolios may enter into contracts to purchase or sell foreign currencies at a future date (“forward contracts”). A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Daily fluctuations in the value of such contracts are recognized as unrealized appreciation or depreciation by “marking to market.” The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions in the Statement of Operations.

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The Advisers may engage in these forward contracts to protect against uncertainty in the level of future exchange rates in connection with the purchase and sale of Portfolio securities (“transaction hedging”) and to protect the value of specific portfolio positions (“position hedging”). The Portfolios are subject to off-balance sheet risk to the extent of the value of the contracts for purchase of foreign currency and in an unlimited amount for sales of foreign currency.

Options Written:

Certain Portfolios may write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the portfolio or to enhance investment performance. Certain Portfolios may purchase and sell exchange traded options on foreign currencies. When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options which expire unexercised are recognized as gains on the expiration date. Premiums received from writing options which are exercised or are cancelled in closing purchase transactions are offset against the cost of any securities purchased or added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. In writing options, a Portfolio must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale or cost of purchase of the underlying securities and currencies pursuant to the call or put option may be substantially below or above the prevailing market price. By writing a covered call option, a Portfolio, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase. A Portfolio also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options. The Portfolios, however, are not subject to credit risk on written options as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

Market and Credit Risk:

Written options, futures contracts, forward commitments and forward foreign currency exchange contracts involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The risk involved in writing an option on a security is that, if the option is exercised, the underlying security is then purchased or sold by the Portfolio at the contract price, which could be disadvantageous relative to the market price. The Portfolio bears the market risk, which arises from any changes in security values. The credit risk for futures contracts and exchange traded options is limited to failure of the exchange or board of trade which acts as the counterparty to the Portfolio’s futures transactions. Forward commitments, forward foreign currency exchange contracts and over-the-counter options are done directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to such contracts. With respect to such transactions there is no daily margin settlement and the Portfolio is exposed to the risk of default by the counterparty.

Note 2	Management of the Trust

The Trust has entered into two separate investment management agreements (the “Management Agreements”) with AXA Equitable. The Management Agreement for the Portfolios (other than the AXA Allocation Portfolios and the Target Allocation Portfolios) obligates the Manager to: (i) provide investment management services to the Trust; (ii) select the sub-advisers for each portfolio: (iii) monitor each sub-adviser’s investment programs and results; (iv) review brokerage matters: (v) oversee the Trust’s compliance with various federal and state statutes; and (vi) carry out the directives of the Board of Trustees. The Management Agreement for the AXA Allocation Portfolios and the Target Allocation Portfolios obligates the Manager to: (i) provide investment management and advisory services; (ii) render investment advice concerning the underlying funds in which to invest and the appropriate allocations for each of the AXA Allocation Portfolios and the

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Target Allocation Portfolios; (iii) review brokerage matters; (iv) oversee the Trust’s compliance with various federal and state statutes; and (v) carry out the directives of the Board of Trustees. For the six months ended June 30, 2010, for its services under the Management Agreements, the Manager was entitled to receive an annual fee as a percentage of average daily net assets, for each of the following Portfolios, calculated daily and payable monthly as follows:

Portfolios:	Management Fee
AXA Conservative Allocation	0.10% of average daily net assets
AXA Conservative-Plus Allocation	0.10% of average daily net assets
AXA Moderate Allocation	0.10% of average daily net assets
AXA Moderate-Plus Allocation	0.10% of average daily net assets
AXA Aggressive Allocation	0.10% of average daily net assets
Target 2015 Allocation	0.10% of average daily net assets
Target 2025 Allocation	0.10% of average daily net assets
Target 2035 Allocation	0.10% of average daily net assets
Target 2045 Allocation	0.10% of average daily net assets

	(as a percentage of average daily net assets)
Portfolios:	First $750 Million	Next $1 Billion	Next $3 Billion	Next $5 Billion	Thereafter
Multimanager Aggressive Equity	0.600%	0.550%	0.525%	0.500%	0.475%
Multimanager International Equity	0.850	0.800	0.775	0.750	0.725
Multimanager Large Cap Core Equity	0.700	0.650	0.625	0.600	0.575
Multimanager Large Cap Growth	0.750	0.700	0.675	0.650	0.625
Multimanager Large Cap Value	0.750	0.700	0.675	0.650	0.625
Multimanager Mid Cap Growth	0.800	0.750	0.725	0.700	0.675
Multimanager Mid Cap Value	0.800	0.750	0.725	0.700	0.675
Multimanager Small Cap Growth	0.850	0.800	0.775	0.750	0.725
Multimanager Small Cap Value	0.850	0.800	0.775	0.750	0.725
Multimanager Technology	0.950	0.900	0.875	0.850	0.825

	(as a percentage of average daily net assets)
	First $500 Million	Next $750 Million	Next $1 Billion	Next $2.5 Billion	Thereafter
Multimanager Multi-Sector Bond	0.550%	0.525%	0.500%	0.480%	0.470%

	First $1.25 Billion	Next $1 Billion	Next $1 Billion	Next $2.5 Billion	Thereafter
Multimanager Core Bond	0.550%	0.525%	0.500%	0.475%	0.450%

On behalf of the Trust, with the exception of the AXA Allocation Portfolios and Target Allocation Portfolios, the Manager has entered into investment advisory agreements (“Advisory Agreements”) with each of the Advisers for the Trust’s Portfolios. Each of the Advisory Agreements obligates the Advisers for the respective Portfolios to: (i) continuously furnish investment programs for the Portfolios; (ii) place all orders for the purchase and sale of investments for the Portfolios with brokers or dealers selected by the Manager or the respective Advisers; and (iii) perform certain limited related administrative functions in connection therewith. The Manager pays the expenses of providing investment advisory services to the Portfolios, including the fees of the Advisers of each Portfolio.

Note 3	Administrative Fees

Pursuant to an administrative agreement, AXA Equitable (“Administrator”) provides the Trust with necessary administrative services. In addition, the Administrator makes available the office space, equipment, personnel and facilities required to provide such administrative services to the

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Trust. For these administrative services, the Trust shall pay to AXA Equitable an annual fee in accordance with the following schedule:

(i) $32,500 for each Portfolio and for each “sleeve” of the multi-advised Portfolio except for the “sleeve” of the Multimanager Technology Portfolio advised by AXA Equitable for which the fee will not apply; and

(ii) With respect to all Portfolios except the Allocation Portfolios and the Target Allocation Portfolios (“Multimanager Portfolios”):

0.150 of 1% of total average net assets of the Multimanager Portfolios up to and including $15 billion;

0.125 of 1% of total average net assets of the Multimanager Portfolios in excess of $15 billion and up to and including $30 billion;

0.100 of 1% of total average net assets of the Multimanager Portfolios in excess of $30 billion; and

(iii) With respect to the Allocation Portfolios and Target Allocation Portfolios:

0.150 of 1% of total average net assets of the Allocation Portfolios and Target Allocation Portfolios (excluding the assets of the Multimanager Portfolios).

The foregoing calculations are based on the average daily net assets of the Trust as described. The fees will be computed, billed and payable monthly.

Note 4	Custody Fees

JPMorgan, an affiliate of J.P. Morgan Investor Services Co., serves as custodian of the Trust’s portfolio securities and other assets. The Custody Agreement provides for an annual fee based on the amount of assets under custody plus transaction charges. Under the terms of the Custody Agreement between the Trust and JPMorgan, JPMorgan maintains cash, securities and other assets of the Portfolios. JPMorgan is also required, upon the order of the Trust, to deliver securities held by JPMorgan, and make payments for securities purchased by the Trust. JPMorgan has also entered into sub-custodian agreements with a number of foreign banks and clearing agencies, pursuant to which portfolio securities purchased outside the U.S. are maintained in the custody of these entities.

Note 5	Distribution Plans

The Trust has entered into distribution agreements with AXA Advisors, LLC (“AXA Advisors”) and AXA Distributors, LLC (“AXA Distributors”), both indirect wholly-owned subsidiaries of AXA Equitable (collectively, the “Distributors”), pursuant to which the Distributors serve as the principal underwriters of the Class A and Class B shares of the Trust. The Trust has adopted in the manner prescribed under Rule 12b-1 under the 1940 Act a plan of distribution pertaining to the Class B shares of the Trust (“Distribution Plan”). The Distribution Plan provides that each Distributor will be entitled to receive a maximum distribution fee at the annual rate of 0.50% of the average daily net assets attributable to the Trust’s Class B shares for which it provides service. The distribution agreements, however, limit payments for services provided under the Distribution Plan to an annual rate of 0.25% of the average daily net assets attributable to the Trust’s Class B shares. This limitation will be in effect at least until April 30, 2011. The Trust’s Class A shares are not subject to such fees.

Note 6	Expense Limitation

The Manager has contractually agreed to make payments or waive its fees to limit the expenses of certain Portfolios (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which a Portfolio invests and extraordinary expenses) through April 30, 2011 (“Expense Limitation Agreement”). The Manager first waives its management fees, then waives its administration fees, and then reimburses the Portfolio’s expenses

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June 30, 2010 (Unaudited)

out of its own resources. AXA Equitable may be reimbursed the amount of any such payments and waivers in the future provided that the payments and waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense ratio cap. If the actual expense ratio is less than the expense cap and AXA Equitable has recouped any eligible previous payments and waivers made, the Portfolio will be charged such lower expenses. The expenses as a percentage of daily average net assets (excluding the 0.25% annual fee under the Trust’s Class B Distribution Plan) for each Portfolio (except the AXA Allocation Portfolios) are limited to:

Portfolios:
Multimanager Core Bond	0.75%
Target 2015 Allocation	0.35%
Target 2025 Allocation	0.35%
Target 2035 Allocation	0.35%
Target 2045 Allocation	0.35%

The expenses as a percentage of daily average net assets (excluding the 0.25% annual fee under the Trust’s Class B Distribution Plan) for each AXA Allocation Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expense, but inclusive of Underlying Portfolios fees and expenses) are limited to:

Portfolios:
AXA Conservative Allocation	0.75%
AXA Conservative-Plus Allocation	0.85%
AXA Moderate Allocation	0.90%
AXA Moderate-Plus Allocation	0.95%
AXA Aggressive Allocation	1.00%

During the six months ended June 30, 2010, the Manager did not receive any recoupment for the Portfolios within the Trust. Recoupments in excess of waivers during the year would be presented as Recoupment Fees in the Statement of Operations. At June 30, 2010, under the Expense Limitation Agreement, the amount that would be recoverable from each Portfolio is as follows:

	Amount Eligible through				Total Eligible for Reimbursement
Portfolios:	2010	2011	2012	2013
AXA Conservative Allocation	$—	$—	$3,242,167	$1,672,538	$4,914,705
AXA Conservative-Plus Allocation	—	—	1,888,421	873,535	2,761,956
AXA Moderate Allocation	—	—	6,185,225	2,093,290	8,278,515
AXA Moderate-Plus Allocation	—	—	4,873,727	949,385	5,823,112
AXA Aggressive Allocation	—	—	1,101,117	26,582	1,127,699
Target 2015 Allocation	67,714	129,824	165,380	53,895	416,813
Target 2025 Allocation	67,265	131,260	167,830	52,945	419,300
Target 2035 Allocation	72,534	148,465	184,661	68,320	473,980
Target 2045 Allocation	64,875	149,579	163,312	65,780	443,546

During the six months ended June 30, 2010, BlackRock reimbursed certain Portfolios $42,819 of Investment Management fees from the BlackRock TempFund, which is an underlying investment in these Portfolios. This reimbursement is not eligible for recoupment.

Portfolios:	Reimbursement Amount
Multimanager International Equity	$8,568
Multimanager Mid Cap Growth	6,355
Multimanager Mid Cap Value	8,410
Multimanager Small Cap Growth	8,290
Multimanager Small Cap Value	11,196

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The AXA Allocation Portfolios and the Target Allocation Portfolios invest exclusively in shares of other mutual funds (the “Underlying Portfolios”) managed by AXA Equitable. Therefore, each AXA Allocation Portfolio, in addition to its own expenses such as management fees, bears its pro-rata share of the fees and expenses incurred by the Underlying Portfolios and the investment return of each AXA Allocation Portfolio is reduced by each Underlying Portfolio’s expenses. The range of expenses (as a percentage of average daily net assets) incurred indirectly in connection with each AXA Allocation Portfolio’s investments in Underlying Portfolios is:

Portfolios:	Range of Expenses
AXA Conservative Allocation	0.50% to 0.75%
AXA Conservative-Plus Allocation	0.50% to 0.75%
AXA Moderate Allocation	0.50% to 0.75%
AXA Moderate-Plus Allocation	0.55% to 0.80%
AXA Aggressive Allocation	0.55% to 0.80%
Target 2015 Allocation	0.50% to 0.75%
Target 2025 Allocation	0.50% to 0.75%
Target 2035 Allocation	0.50% to 0.75%
Target 2045 Allocation	0.50% to 0.75%

Thus, the net expense ratio of the Class A shares and the Class B shares of each AXA Allocation Portfolio, including the AXA Allocation Portfolio’s direct and indirect expenses, would range from:

Portfolios:	Class A	Class B
AXA Conservative Allocation*	0.75%	1.00%
AXA Conservative-Plus Allocation*	0.85%	1.10%
AXA Moderate Allocation*	0.90%	1.15%
AXA Moderate-Plus Allocation*	0.95%	1.20%
AXA Aggressive Allocation*	1.00%	1.25%

*	Expenses limited to an expense cap which is inclusive of the Underlying Portfolios’ fees and expenses.

Portfolios:	Class A	Class B
Target 2015 Allocation	0.85% to 1.10%	1.10% to 1.35%
Target 2025 Allocation	0.85% to 1.10%	1.10% to 1.35%
Target 2035 Allocation	0.85% to 1.10%	1.10% to 1.35%
Target 2045 Allocation	0.85% to 1.10%	1.10% to 1.35%

Absent the Expense Limitation Agreement of the Allocation Portfolios and the Target Allocation Portfolios, the total expense ratio of the Class A shares and the Class B shares of each AXA Allocation Portfolio would range from:

Portfolios:	Class A	Class B
AXA Conservative Allocation	0.78% to 1.03%	1.03% to 1.28%
AXA Conservative-Plus Allocation	0.78% to 1.03%	1.03% to 1.28%
AXA Moderate Allocation	0.77% to 1.02%	1.02% to 1.27%
AXA Moderate-Plus Allocation	0.82% to 1.07%	1.07% to 1.32%
AXA Aggressive Allocation	0.83% to 1.08%	1.08% to 1.33%
Target 2015 Allocation	0.99% to 1.24%	1.24% to 1.49%
Target 2025 Allocation	0.98% to 1.23%	1.23% to 1.48%
Target 2035 Allocation	1.16% to 1.41%	1.41% to 1.66%
Target 2045 Allocation	1.41% to 1.66%	1.66% to 1.91%

The above Allocation Portfolio information is based on a weighted-average range of the expense ratios since the average assets of each AXA Allocation Portfolio invested in Underlying Portfolios will fluctuate. The total expense ratios may be higher or lower depending on the allocation of an AXA Allocation Portfolio’s assets among Underlying Portfolios and the actual expenses of the Underlying Portfolios. An investor could realize lower overall expenses by allocating investments directly to the Underlying Portfolios.

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Note 7	Trustees Deferred Compensation Plan

A deferred compensation plan (the “Plan”) for the benefit of the Independent Trustees has been adopted by the Trust. Under the Plan, each Trustee may defer payment of all or part of the fees payable for such Trustee’s services. Each Trustee may defer payment of such fees until their retirement as a Trustee or until the earlier attainment of a specified age. Fees deferred under the Plan, together with accrued earnings thereon, will be disbursed to a participating Trustee in monthly installments over a five to twenty year period elected by such Trustee. At June 30, 2010, the total amount deferred by the Trustees participating in the Plan was $440,721.

Note 8	Percentage of Ownership by Affiliates

At June 30, 2010, AXA Equitable held investments in each of the Portfolios as follows:

Portfolios:	Percentage of Ownership
AXA Conservative Allocation	0.02%
AXA Conservative-Plus Allocation	—	#
AXA Moderate Allocation	0.01
AXA Moderate-Plus Allocation	—	#
AXA Aggressive Allocation	0.01
Multimanager Aggressive Equity	0.07
Multimanager Core Bond	—	#
Multimanager International Equity	—	#
Multimanager Large Cap Core Equity	0.01
Multimanager Large Cap Growth	0.02
Multimanager Large Cap Value	—	#
Multimanager Mid Cap Growth	0.01
Multimanager Mid Cap Value	0.02
Multimanager Multi-Sector Bond	0.01
Multimanager Small Cap Growth	0.06
Multimanager Small Cap Value	0.01
Multimanager Technology	0.04
Target 2015 Allocation	0.01
Target 2025 Allocation	—	#
Target 2035 Allocation	1.98
Target 2045 Allocation	3.77

#	Percentage of ownership is less than 0.005%.

Shares of some of the Portfolios are held by the All Asset Allocation Portfolio of the EQ Advisors Trust, also managed by AXA Equitable, and the AXA Allocation Portfolios and Target Allocation Portfolios. The following tables represent the percentage of ownership that the All Asset Allocation Portfolio, and each AXA Allocation Portfolio and Target Allocation Portfolio has in each respective underlying investment company’s net assets as of June 30, 2010.

Portfolios:	All Asset Allocation
Multimanager Core Bond Portfolio	0.19%
Multimanager International Equity Portfolio	0.37%
Multimanager Large Cap Core Equity Portfolio	0.66%
Multimanager Large Cap Value Portfolio	0.38%
Multimanager Mid Cap Growth Portfolio	0.36%
Multimanager Mid Cap Value Portfolio	0.54%
Multimanager Small Cap Growth Portfolio	1.22%
Multimanager Small Cap Value Portfolio	0.11%

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NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2010 (Unaudited)

Portfolios:	AXA Conservative Allocation	AXA Conservative- Plus Allocation	AXA Moderate Allocation	AXA Moderate- Plus Allocation	AXA Aggressive Allocation
EQ/International ETF Portfolio	1.33%	4.13%	28.77%	40.51%	11.67%
AXA Tactical Manager 500 Portfolio-II	0.08	3.54	29.31	45.82	21.23
AXA Tactical Manager 400 Portfolio-II	2.22	4.70	32.60	48.05	12.42
AXA Tactical Manager 2000 Portfolio-II	3.40	4.92	28.77	45.42	17.49
AXA Tactical Manager International Portfolio-II	1.93	4.25	32.27	46.07	15.47
EQ/AllianceBernstein International Portfolio	0.22	0.55	3.77	7.06	3.28
EQ/AllianceBernstein Small Cap Growth Portfolio	0.14	0.67	7.31	14.48	5.93
EQ/AXA Franklin Small Cap Value Core Portfolio	—	3.59	23.85	27.28	11.04
EQ/BlackRock Basic Value Equity Portfolio	0.82	1.13	6.58	10.03	3.79
EQ/BlackRock International Value Portfolio	0.34	0.92	5.87	10.97	5.52
EQ/Boston Advisors Equity Income Portfolio	1.34	3.90	18.12	24.80	7.09
EQ/Core Bond Index Portfolio	8.34	5.72	23.31	20.15	2.21
EQ/GAMCO Small Company Value Portfolio	0.23	0.76	4.75	5.45	4.57
EQ/Global Bond PLUS Portfolio	10.97	8.64	35.00	—	—
EQ/Global Multi-Sector Equity Portfolio	0.48	0.94	7.72	8.56	2.94
EQ/Intermediate Government Bond Index Portfolio	6.31	4.32	22.22	19.58	1.26
EQ/International Core PLUS Portfolio	0.66	1.36	10.12	12.45	3.14
EQ/International Growth Portfolio	0.66	1.59	11.01	21.55	10.18
EQ/Large Cap Core Plus Portfolio	2.70	3.71	22.01	28.93	11.01
EQ/Large Cap Growth Index Portfolio	1.60	2.59	13.10	23.24	8.84
EQ/Large Cap Growth Plus Portfolio	2.16	2.70	16.40	24.41	9.58
EQ/Large Cap Value Plus Portfolio	1.09	2.46	26.27	35.06	16.45
EQ/Mid Cap Index Portfolio	—	0.60	2.12	2.12	2.27
EQ/PIMCO Ultra Short Bond Portfolio	5.12	3.60	17.86	10.40	0.84
EQ/Quality Bond Plus Portfolio	11.16	6.95	30.34	21.55	1.67
EQ/Small Company Index Portfolio	—	0.40	4.16	3.61	0.59
Multimanager Core Bond Portfolio	9.51	6.00	25.91	21.84	1.42
Multimanager International Equity Portfolio	0.66	1.48	18.11	24.66	3.80
Multimanager Large Cap Core Equity Portfolio	3.13	3.27	17.25	37.55	14.24
Multimanager Large Cap Value Portfolio	2.35	3.49	15.81	28.93	11.62
Multimanager Mid Cap Growth Portfolio	2.12	2.00	5.04	4.43	1.09

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2010 (Unaudited)

Portfolios:	AXA Conservative Allocation	AXA Conservative- Plus Allocation	AXA Moderate Allocation	AXA Moderate- Plus Allocation	AXA Aggressive Allocation
Multimanager Mid Cap Value Portfolio	1.87%	0.70%	2.42%	2.98%	1.42%
Multimanager Multi-Sector Bond Portfolio	7.22	6.35	29.51	5.48	1.15
Multimanager Small Cap Growth Portfolio	0.28	1.37	12.67	28.63	9.85
Multimanager Small Cap Value Portfolio	—	0.69	3.82	19.13	0.70

	Target 2015 Allocation	Target 2025 Allocation	Target 2035 Allocation	Target 2045 Allocation
EQ/International ETF Portfolio	3.71%	4.64%	2.82%	1.60%
EQ/Core Bond Index Portfolio	0.32	0.18	0.04	—	#
EQ/Equity 500 Index Portfolio	0.61	0.93	0.62	0.37
EQ/Global Bond PLUS Portfolio	0.22	0.11	0.03	—
EQ/Global Multi-Sector Equity Portfolio	0.49	0.54	0.34	0.18
EQ/Quality Bond Plus Portfolio	0.03	0.02	0.01	—
EQ/Small Company Index Portfolio	0.57	0.77	0.55	0.28
Multimanager Aggressive Equity Portfolio	0.18	0.15	0.07	0.04
Multimanager Large Cap Value Portfolio	0.25	0.28	0.10	0.05
Multimanager Mid Cap Growth Portfolio	0.22	0.09	0.05	0.03
Multimanager Mid Cap Value Portfolio	0.43	0.52	0.23	0.14
Multimanager Multi-Sector Bond Portfolio	0.38	0.33	0.12	0.01

#	Percentage of ownership is less than 0.005%.

Note 9	Substitution and Reorganization Transactions

After the close of business September 18, 2009, Multimanager Aggressive Equity Portfolio acquired the net assets of the Multimanager Health Care Portfolio pursuant to a Plan of Reorganization and Termination as approved by shareholders on September 10, 2009. For accounting purposes, this transaction was treated as a merger. The purpose of this merger was to combine two funds managed by AXA Equitable with comparable investment objectives. The reorganization was accomplished by a tax-free exchange resulting in the Multimanager Aggressive Equity Portfolio issuing 2,497,130 Class A shares and 13,092,839 Class B shares (valued at $55,141,362 and $283,699,895 respectively) in exchange for Class A shares and Class B shares of the Multimanager Health Care Portfolio. The investment portfolio of Multimanager Health Care, with a fair value of $340,840,500 and identified cost of $321,454,076 at September 18, 2009, was the principal asset acquired by Multimanager Aggressive Equity Portfolio. For financial reporting purposes, assets received and shares issued by Multimanager Aggressive Equity Portfolio were recorded at fair value; however the cost basis of the investments from Multimanager Health Care Portfolio was carried forward to align ongoing reporting of Multimanager Aggressive Equity Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Multimanager Health Care Portfolio’s net assets at that date of $338,841,257, including $19,386,424 of unrealized appreciation, were combined with those of Multimanager Aggressive Equity Portfolio. Assuming the acquisition had been completed on January 1, 2009, the beginning of the annual reporting period of Multimanager Aggressive Equity Portfolio, pro forma results of operations for the year ended December 31, 2009 would include net investment income of $10,860,305 and net gain on investments of $335,190,290, resulting in an increase in net assets from operations of $346,050,595. Because the combined investment portfolios have been managed as a single integrated portfolio since acquisition date, it is not practicable to separate the amounts of revenue and earnings of the

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2010 (Unaudited)

Multimanager Health Care Portfolio that have been included in Multimanager Aggressive Equity Portfolio’s Statement of Operations since the merger date, September 18, 2009. Prior to the combination, the net assets of the Multimanager Aggressive Equity Portfolio totaled $973,340,476. Immediately after the combination, the net assets of the Multimanager Aggressive Equity Portfolio totaled $1,312,181,733.

Note 10	Subsequent Events

The Manager evaluated subsequent events from June 30, 2010, the date of these financial statements, through the date these financial statements were issued and available. The subsequent events include the following:

At a meeting held on July 7-8, 2010, the Board of Trustees approved the following changes to the management fee payable by AXA Allocation Portfolios to the Manager:

Effective August 1, 2010, the Manager is entitled to receive a fee of: 0.10% on the first $12 billion of average daily net assets of each AXA Allocation Portfolio; 0.095% on the next $3 billion of average daily net assets of each AXA Allocation Portfolio and 0.09% of average daily net assets thereafter of each AXA Allocation Portfolio. The new management fee takes effect August 1, 2010.

At a meeting held on July 7-8, 2010, the Board of Trustees approved the following changes to the administrative services fee payable by the AXA Allocation and Target Allocation Portfolios to the Manager:

Effective August 1, 2010, each AXA Allocation and Target Allocation Portfolio pays the Manager a fee at an annual rate of 0.15% of each AXA Allocation and each Target Allocation Portfolio’s total average net assets up to and including $15 billion, 0.125% of each AXA Allocation and each Target Allocation Portfolio’s total average net assets over $15 billion up to and including $20 billion, and 0.10% of each AXA Allocation and each Target Allocation Portfolio’s total average net assets over $20 billon, plus $32,500 per each AXA Allocation and Target Allocation Portfolio. The new administrative services fee takes effect August 1, 2010.

At a meeting held on July 7-8, 2010, the Board of Trustees approved the following changes to the administrative services fee payable by all of the Portfolios of the Trust, except the AXA Allocation Portfolios and the Target Allocation Portfolios:

Effective August 1, 2010, the Trust pays the Manager a fee at an annual rate of 0.15% of the Trust’s total average net assets (excluding the Allocation Portfolios and the Target Allocation Portfolios) up to and including $15 billion; 0.125% of the Trust’s total average net assets in excess of $15 billion and up to and including $30 billion; and 0.100% of total Trust assets in excess of $30 billion, plus $32,500 per portfolio whose total average annual net assets are less than $5 billion. The new administrative services fee takes effect August 1, 2010.

Effective August 1, 2010, AXA Rosenberg no longer serves as an advisor to the Multimanager Mid Cap Value Portfolio.

Effective August 1, 2010, the Trust’s Class B Distribution Plan pursuant to Rule 12b-1 under the 1940 Act was amended to lower the maximum annual distribution and/or service (12b-1) fee for each Portfolio’s Class B shares to 0.25% of the average daily net assets attributable to Class B shares. At a meeting held July 7-8, 2010, the Trustees approved the change to the Distribution Plan fees.

AXA Equitable, on behalf of itself and certain affiliates, has received an order issued by the Securities and Exchange Commission (the “SEC”) approving the substitution of securities issued by the Trust’s Multimanager Aggressive Equity Portfolio (“Replacement Portfolio”) for securities issued by the Multimanager Large Cap Growth Portfolio (“Removed Portfolio”) (the “Substitution”). A description of each Portfolio is contained in the Trust’s Prospectus dated May 1, 2010, as

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Concluded)

June 30, 2010 (Unaudited)

supplemented. AXA Equitable expects the Substitution to be completed on or about September 17, 2010, or as soon thereafter as reasonably practicable. Immediately after the Substitution, the Replacement Portfolio will have a total expense ratio equal to or lower than that of the Removed Portfolio immediately before the Substitution. At the time of the Substitution, the assets of the Removed Portfolio will be transferred to the Replacement Portfolio and you will indirectly hold shares of the Replacement Portfolio instead of the Removed Portfolio.

MANAGEMENT OF THE TRUST (UNAUDITED)

The Trust’s Board has the responsibility for the overall management of the Trust and the Portfolios, including general supervision and review of the Portfolios’ investment activities and their conformity with Delaware law and the stated policies of the Portfolios. The Board elects the officers of the Trust who are responsible for administering the Trust’s day-to-day operations. The Trustees and officers of the Trust, together with information as to their principal business occupation during the last five years, and other information are shown below.

The Trustees and Officers

Name, Address and Age	Position(s) Held With Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
Interested Trustee
Steven M. Joenk* 1290 Avenue of the Americas, New York, New York 10104 (51)	Trustee, Chairman, President and Chief Executive Officer	Trustee and Chairman from September 2004 to present; Chief Executive Officer from December 2002 to present; President from November 2001 to present	From September 1999 to present, Senior Vice President of AXA Financial, Inc. and AXA Equitable; since September 2004, President of AXA Equitable’s Funds Management Group (“FMG”); since July 2004, Senior Vice President of MONY Life Insurance Company and MONY Life Insurance Company of America; Director of MONY Capital Management, Inc.; Director and President, 1740 Advisers, Inc.; Director, Chairman of the Board and President, MONY Asset Management, Inc. and Enterprise Capital Management; since January 2005, MONY Financial Resources of Americas Limited.	86	None
Gerald C. Crotty c/o AXA Premier VIP Trust 1290 Avenue of the Americas, New York, New York 10104 (58)	Trustee	From November 2001 to present	President of Weichert Enterprise LLC, a private equity investment firm; Co- founder and CEO of Excelsior Ventures Management, a private equity and venture capital firm; from 1991 to 1998, held various positions with ITT Corporation, including President and COO of ITT Consumer Financial Corp. and Chairman, President and CEO of ITT Information Services.	21	From 2002 to present, Director of Access Integrated Technologies, Inc.; from 2005 to present, director of Jones Apparel Group, Inc.

*	Affiliated with the Manager and Distributors.
**	Each Trustee serves until his or her resignation or retirement. Each officer is elected on an annual basis.

Name, Address and Age	Position(s) Held With Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees
Barry Hamerling c/o AXA Premier VIP Trust 1290 Avenue of the Americas, New York, New York 10104 (64)	Trustee	From November 2001 to present	Since 1998, Managing Partner of Premium Ice Cream of America; Since 2003, Managing Partner of Premium Salads; from 1970 to 1998, President of Ayco Co. L.P., the largest independent financial counseling firm in the United States.	21	From 2007 to present, Trustee of the Merger Fund; from 1998 to present, Director and Chairman of Ayco Charitable Foundation.
Cynthia R. Plouché c/o AXA Premier VIP Trust 1290 Avenue of the Americas, New York, New York 10104 (53)	Trustee	From November 2001 to present	Since June 2006, Portfolio Manager at Williams Capital Management, Inc.; from June 2003 to 2006, Managing Director and Chief Investment Officer of Blaylock-Abacus Asset Management, Inc.; prior thereto, Founder, Chief Investment Officer and Managing Director of Abacus Financial Group from May 1991 to 2003, a manager of fixed income portfolios for institutional clients.	21	None
Rayman Louis Solomon c/o AXA Premier VIP Trust 1290 Avenue of the Americas, New York, New York 10104 (62)	Trustee	From November 2001 to present	Since 1998, Dean and a Professor of Law at Rutgers University School of Law; prior thereto, an Associate Dean for Academic Affairs at Northwestern University School of Law.	21	None

*	Affiliated with the Manager and Distributors.
**	Each Trustee serves until his or her resignation or retirement. Each officer is elected on an annual basis.

Name, Address and Age	Position(s) Held With Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers
Steven M. Joenk* 1290 Avenue of the Americas, New York, New York 10104 (51)	Trustee, Chairman, President and Chief Executive Officer	Trustee and Chairman from September 2004 to present; Chief Executive Officer from December 2002 to present; President from November 2001 to present	From September 1999 to present, Senior Vice President of AXA Financial, Inc. and AXA Equitable; since September 2004, President of AXA Equitable’s Funds Management Group (“FMG”); since July 2004, Senior Vice President of MONY Life Insurance Company and MONY Life Insurance Company of America; Director of MONY Capital Management, Inc.; Director and President, 1740 Advisers, Inc.; Director, Chairman of the Board and President, MONY Asset Management, Inc. and Enterprise Capital Management; since January 2005, MONY Financial Resources of Americas Limited.
Patricia Louie, Esq. 1290 Avenue of the Americas, New York, New York 10104 (54)	Vice President and Secretary	From November 2001 to present	From May 2003 to present, Vice President and Associate General Counsel of AXA Financial and AXA Equitable.
Joseph J. Paolo 1290 Avenue of the Americas, New York, New York 10104 (39)	Chief Compliance Officer, Vice President and Anti-Money Laundering (“AML”) Compliance Officer	Chief Compliance Officer from May 2007 to present; Vice President and AML Compliance Officer from December 2005 to present	From June 2007 to present, Vice President of AXA Equitable and Chief Compliance Officer of AXA Equitable’s Funds Management Group; from August 2005 to June 2007, Vice President of AXA Equitable and Deputy Chief Compliance Officer of AXA Equitable’s Fund Management Group; from March 2004 to August 2005, Vice President of AXA Equitable and Compliance Officer of AXA Equitable’s Funds Management Group.
Brian E. Walsh 1290 Avenue of the Americas, New York, New York 10104 (42)	Chief Financial Officer and Treasurer	From June 2007 to present	From December 2002 to May 2007, Vice President and Assistant Treasurer of the Trust; from November 2001 to May 2007, Assistant Treasurer of the Trust; from February 2003 to present, Vice President of AXA Equitable.
Mary E. Cantwell 1290 Avenue of the Americas, New York, New York 10104 (48)	Vice President	From November 2001 to present	From February 2001 to present, Vice President of AXA Equitable; from July 2004 to present, a director of Enterprise Capital Management, Inc.
Armando Capasso, Esq. 1290 Avenue of the Americas, New York, New York 10104 (36)	Vice President and Assistant Secretary	From December 2007 to present	From September 2008 to present, Vice President of AXA Equitable; from September 2007 to August 2008, Counsel of AXA Equitable; from March 2005 September 2007, Investment Management Associate, Drinker Biddle & Reath, LLP.
Kenneth T. Kozlowski 1290 Avenue of the Americas New York, New York 10104 (48)	Vice President	From June 2010 to Present	From February 2001 to present, Vice President, AXA Financial; from November 2001 to June 2007, Treasurer of the Trust; from December 2002 to June 2007, Chief Financial Officer of the Trust; from July 2004 to June 2007, Director, Enterprise Capital Management, Inc.
William T. MacGregor, Esq. 1290 Avenue of the Americas, New York, New York 10104 (35)	Vice President and Assistant Secretary	From June 2006 to present	From May 2008 to present, Vice President and Counsel of AXA Equitable; from May 2007 to May 2008, Assistant Vice President and Counsel of AXA Equitable; from May 2006 to May 2007, Counsel of AXA Equitable; from March 2005 to April 2006, Associate Attorney, Sidley Austin LLP; from September 2003 to February 2005.

*	Affiliated with the Manager and Distributors.
**	Each Trustee serves until his or her resignation or retirement. Each officer is elected on an annual basis.

Name, Address and Age	Position(s) Held With Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers (Continued)
Alwi Chan 1290 Avenue of the Americas, New York, New York 10104 (34)	Vice President	From June 2007 to present	From May 2007 to present, Vice President, AXA Equitable; from November 2005 to May 2007, Assistant Vice President, AXA Equitable; from December 2002 to November 2005, Senior Investment Analyst of AXA Equitable.
James D. Kelly 1290 Avenue of the Americas, New York, New York 10104 (42)	Controller	From June 2007 to present	From September 2008 to present, Vice President of AXA Equitable; from March 2006 to September 2008, Assistant Vice President, AXA Equitable; from July 2005 to February 2006, Assistant Treasurer, Lord Abbett & Co.; from July 2002 to June 2005, Director, Prudential Investments.
Carla M. Byer 1290 Avenue of the Americas, New York, New York 10104 (33)	Assistant Treasurer	From December 2006 to present	From September 2008 to present, Vice President of AXA Equitable; from February 2004 to September 2008, Assistant Vice President of AXA Equitable; from January 2003 to February 2004, Mutual Fund Manager of AXA Equitable.
David Shagawat 1290 Avenue of the Americas, New York, New York 10104 (36)	Assistant AML Compliance Officer	From December 2005 to present	From September 2007 to present, Assistant Vice President and Compliance Risk Manager of AXA Equitable; from August 2005 to present, Associate Compliance Officer of AXA Equitable; from June 2004 to August 2005, Fiduciary Oversight Analyst, Citigroup Asset Management.
Roselle Ibanga 1290 Avenue of the Americas, New York, New York 10104 (31)	Assistant Controller	From February 2009 to present	From February 2009 to present, Assistant Vice President of AXA Equitable; from December 2008 to February 2009, Director of AXA Equitable’s Funds Management Group (“FMG”); from October 2007 to December 2008, Second Vice President, New York Life Investments Management, LLC; from May 2007 to September 2007, Manager of FMG; from August 2004 to May 2007, Fund Administrator of FMG.
Lisa Perrelli 1290 Avenue of the Americas, New York, New York 10104 (35)	Assistant Controller	From February 2009 to present	From September 2008 to present, Assistant Vice President of AXA Equitable; from February 2008 to September 2008, Director of FMG; from September 2006 to February 2008, Manager of FMG; from November 2002 to September 2006, Fund Administrator of FMG.
Judy Guhring 1290 Avenue of the Americas, New York, New York 10104 (38)	Assistant Secretary	From December 2005 to present	From August 2001 to present, Senior Legal Assistant of AXA Equitable.

*	Affiliated with the Manager and Distributors.
**	Each Trustee serves until his or her resignation or retirement. Each officer is elected on an annual basis.

PROXY VOTING POLICIES AND PROCEDURES (UNAUDITED)

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling a toll-free number at 1-888-292-4492 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2010 is available (i) on the Trust’s proxy voting information website at http://www.axa-equitablefunds.com and (ii) on the Securities and Exchange Commission’s website at http:// www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Portfolios file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the Securities and Exchange Commission’s website at http://www.sec.gov and may also be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not required.

Item 6.	Schedule of Investments.

The Schedule of Investments is included as part of the Semi-Annual Report to Shareholders filed under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Disclosures.

(a)	The registrant’s certifying officers have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report and have determined such controls and procedures to be reasonably designed to achieve the purposes described in Rule 30a-3(c) under the Investment Company Act of 1940 as amended, (“1940 Act”), that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable for the reporting period.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 - filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 - filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AXA Premier VIP Trust

/S/ STEVEN M. JOENK
Steven M. Joenk
President and Chief Executive Officer

August 31, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/S/ STEVEN M. JOENK
Steven M. Joenk
Chief Executive Officer

August 31, 2010

/S/ BRIAN WALSH
Brian Walsh
Chief Financial Officer

August 31, 2010